UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21864

                                  WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

                                      New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                               Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 101.0%

COMMON STOCKS - 99.5%

Advertising - 0.2%
Harte-Hanks, Inc.	2,965	$25,499
Interpublic Group of Cos., Inc. (The)	8,521	123,981
Omnicom Group, Inc.	5,691	357,793

Total Advertising		507,273

Aerospace/Defense - 2.4%
Alliant Techsystems, Inc.	599	49,316
Boeing Co. (The)	15,926	1,631,459
Curtiss-Wright Corp.	578	21,421
Exelis, Inc.	6,268	86,436
General Dynamics Corp.	9,384	735,049
Kaman Corp.	691	23,881
L-3 Communications Holdings, Inc.	2,257	193,515
Lockheed Martin Corp.	14,563	1,579,503
Northrop Grumman Corp.	7,966	659,585
Raytheon Co.	10,331	683,086
Rockwell Collins, Inc.	2,511	159,222
United Technologies Corp.	21,990	2,043,750

Total Aerospace/Defense		7,866,223

Agriculture - 3.5%
Altria Group, Inc.	100,183	3,505,403
Archer-Daniels-Midland Co.	15,336	520,044
Lorillard, Inc.	18,429	804,979
Philip Morris International, Inc.	61,860	5,358,313
Reynolds American, Inc.	28,476	1,377,384
Universal Corp.	1,198	69,304
Vector Group Ltd.	6,925	112,324

Total Agriculture		11,747,751

Apparel - 0.5%
Cherokee, Inc.	1,344	17,176
Coach, Inc.	5,372	306,687
Columbia Sportswear Co.	655	41,036
Jones Group, Inc. (The)	1,854	25,493
NIKE, Inc. Class B	11,424	727,480
Ralph Lauren Corp.	550	95,557
VF Corp.	2,294	442,880
Wolverine World Wide, Inc.	911	49,750

Total Apparel		1,706,059

Auto Manufacturers - 0.3%
Ford Motor Co.	53,074	821,055
PACCAR, Inc.	5,742	308,115

Total Auto Manufacturers		1,129,170

Auto Parts & Equipment - 0.2%
Allison Transmission Holdings, Inc.(a)	1,957	45,168
Cooper Tire & Rubber Co.	1,376	45,642
Dana Holding Corp.	1,797	34,610
Douglas Dynamics, Inc.	1,132	14,693
Johnson Controls, Inc.	15,182	543,364
Lear Corp.	1,501	90,751
Superior Industries International, Inc.	1,611	27,725

Total Auto Parts & Equipment		801,953

Banks - 6.5%
1st Source Corp.	1,429	33,953
Arrow Financial Corp.	1,197	29,626
Associated Banc-Corp.	3,707	57,644
BancFirst Corp.	649	30,211
BancorpSouth, Inc.	1,305	23,098
Bank of America Corp.	37,459	481,723
Bank of Hawaii Corp.	1,661	83,581
Bank of New York Mellon Corp. (The)	22,138	620,971
Bank of the Ozarks, Inc.	657	28,468
BB&T Corp.	17,410	589,851
BOK Financial Corp.	1,706	109,269
Capital One Financial Corp.	2,158	135,544
Cathay General Bancorp	913	18,579
Chemical Financial Corp.	1,447	37,607
Citigroup, Inc.	3,180	152,545
City Holding Co.	891	34,704
City National Corp.	891	56,463
Comerica, Inc.	3,251	129,487
Commerce Bancshares, Inc.	2,161	94,133
Community Bank System, Inc.	1,649	50,872
Community Trust Bancorp, Inc.	1,092	38,897
Cullen/Frost Bankers, Inc.(a)	2,014	134,475
CVB Financial Corp.	4,369	51,379
East West Bancorp, Inc.	1,462	40,205
Fifth Third Bancorp	21,806	393,598
First Busey Corp.	3,296	14,832
First Commonwealth Financial Corp.	2,412	17,776
First Financial Bancorp	3,853	57,410
First Financial Bankshares, Inc.	976	54,324
First Financial Corp.	693	21,476
First Republic Bank	1,392	53,564
FirstMerit Corp.	4,862	97,386
FNB Corp.	6,891	83,243
Fulton Financial Corp.	4,516	51,844
Glacier Bancorp, Inc.	3,763	83,501
Goldman Sachs Group, Inc. (The)	7,335	1,109,419
Hancock Holding Co.	2,426	72,950
Hudson Valley Holding Corp.	968	16,437
Huntington Bancshares, Inc.	19,686	155,126
Iberiabank Corp.	853	45,729
Independent Bank Corp.	782	26,979
International Bancshares Corp.	2,006	45,295
JPMorgan Chase & Co.	96,445	5,091,331
KeyCorp	19,473	214,982
M&T Bank Corp.	3,337	372,910
MB Financial, Inc.	974	26,103
Morgan Stanley	22,399	547,208
National Penn Bancshares, Inc.	6,437	65,400
NBT Bancorp, Inc.	1,639	34,698
Northern Trust Corp.	5,341	309,244
Old National Bancorp	3,295	45,570
PacWest Bancorp	1,566	47,998
Park National Corp.	1,118	76,907
Penns Woods Bancorp, Inc.	519	21,725
PNC Financial Services Group, Inc.	13,243	965,680
Prosperity Bancshares, Inc.	966	50,029
Regions Financial Corp.	8,243	78,556
Renasant Corp.	1,441	35,074
S&T Bancorp, Inc.	1,003	19,659
S.Y. Bancorp, Inc.	1,205	29,559
State Street Corp.	10,324	673,228
SunTrust Banks, Inc.	3,732	117,819
Susquehanna Bancshares, Inc.	5,143	66,087
Synovus Financial Corp.	15,908	46,451
TCF Financial Corp.	3,614	51,246
Tompkins Financial Corp.	516	23,318
TrustCo Bank Corp.	8,022	43,640
Trustmark Corp.	2,205	54,199

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    1

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
U.S. Bancorp	40,577	$1,466,859
UMB Financial Corp.	949	52,831
Umpqua Holdings Corp.	2,961	44,445
United Bankshares, Inc.	2,402	63,533
Univest Corp. of Pennsylvania	1,441	27,480
Valley National Bancorp(a)	12,883	122,002
Washington Trust Bancorp, Inc.	671	19,137
Webster Financial Corp.	415	10,657
Wells Fargo & Co.	119,332	4,924,832
WesBanco, Inc.	1,306	34,518
Westamerica Bancorp.	776	35,455

Total Banks		21,374,544

Beverages - 2.8%
Beam, Inc.	2,076	131,016
Brown-Forman Corp. Class A	1,459	98,716
Brown-Forman Corp. Class B	1,901	128,412
Coca-Cola Co. (The)	112,915	4,529,021
Coca-Cola Enterprises, Inc.	5,285	185,821
Dr. Pepper Snapple Group, Inc.	5,819	267,267
Molson Coors Brewing Co. Class B	4,383	209,770
PepsiCo, Inc.	44,154	3,611,356

Total Beverages		9,161,379

Biotechnology - 0.4%
Amgen, Inc.	11,616	1,146,035
PDL BioPharma, Inc.(a)	12,710	98,121

Total Biotechnology		1,244,156

Building Materials - 0.1%
Eagle Materials, Inc.	399	26,442
Lennox International, Inc.	756	48,792
Martin Marietta Materials, Inc.	720	70,862
Masco Corp.	6,405	124,834
Simpson Manufacturing Co., Inc.	767	22,565

Total Building Materials		293,495

Chemicals - 2.4%
A. Schulman, Inc.	89	2,387
Air Products & Chemicals, Inc.	5,839	534,677
Airgas, Inc.	1,202	114,743
Albemarle Corp.	1,198	74,623
Ashland, Inc.	837	69,890
Cabot Corp.	958	35,848
Celanese Corp. Series A	683	30,598
CF Industries Holdings, Inc.	460	78,890
Cytec Industries, Inc.	522	38,237
Dow Chemical Co. (The)	42,406	1,364,201
E.I. du Pont de Nemours & Co.	32,716	1,717,590
Eastman Chemical Co.	2,306	161,443
Ecolab, Inc.	2,784	237,169
FMC Corp.	950	58,007
H.B. Fuller Co.	890	33,651
Huntsman Corp.	5,995	99,277
Innophos Holdings, Inc.	750	35,378
International Flavors & Fragrances, Inc.	1,573	118,227
Kronos Worldwide, Inc.(a)	3,769	61,209
Monsanto Co.	7,991	789,511
Mosaic Co. (The)	4,817	259,203
NewMarket Corp.(a)	134	35,183
Olin Corp.	3,532	84,485
PolyOne Corp.	1,835	45,471
PPG Industries, Inc.	2,779	406,873
Praxair, Inc.	5,400	621,864
Rockwood Holdings, Inc.	1,907	122,105
RPM International, Inc.	3,965	126,642
Sensient Technologies Corp.	416	16,836
Sherwin-Williams Co. (The)	1,027	181,368
Sigma-Aldrich Corp.	1,187	95,387
Valhi, Inc.	4,941	67,889
Valspar Corp.	1,126	72,818
Westlake Chemical Corp.	606	58,425

Total Chemicals		7,850,105

Coal - 0.0%
Arch Coal, Inc.(a)	4,522	17,093
Consol Energy, Inc.	2,721	73,739
Peabody Energy Corp.	2,769	40,538
Walter Energy, Inc.(a)	912	9,485

Total Coal		140,855

Commercial Services - 1.5%
ABM Industries, Inc.	1,524	37,353
Automatic Data Processing, Inc.	13,547	932,846
Booz Allen Hamilton Holding Corp.	3,357	58,345
Brink’s Co. (The)	801	20,434
Corporate Executive Board Co. (The)	643	40,650
Corrections Corp. of America	2,191	74,209
Deluxe Corp.	1,795	62,197
DeVry, Inc.	41	1,272
Electro Rent Corp.	1,412	23,708
Equifax, Inc.	1,772	104,424
Geo Group, Inc. (The)	1,722	58,462
H&R Block, Inc.	10,364	287,601
Healthcare Services Group, Inc.	2,197	53,870
Insperity, Inc.	804	24,361
Intersections, Inc.	1,680	14,734
Iron Mountain, Inc.	5,001	133,077
Landauer, Inc.	528	25,508
Lender Processing Services, Inc.	1,598	51,695
Manpowergroup, Inc.	1,338	73,322
Mastercard, Inc. Class A	255	146,498
McGrath Rentcorp	1,208	41,265
Moody’s Corp.	2,592	157,931
Paychex, Inc.	14,019	511,974
Quad Graphics, Inc.(a)	2,053	49,477
R.R. Donnelley & Sons Co.(a)	18,430	258,204
Rent-A-Center, Inc.	968	36,348
Robert Half International, Inc.	2,888	95,968
Rollins, Inc.	2,426	62,833
SAIC, Inc.	11,930	166,185
SEI Investments Co.	3,161	89,867
Service Corp. International	3,504	63,177
Sotheby’s	737	27,940
Total System Services, Inc.	3,400	83,232
Towers Watson & Co. Class A	337	27,614
Visa, Inc. Class A	4,287	783,449
Weight Watchers International, Inc.	869	39,974
Western Union Co. (The)	18,933	323,944

Total Commercial Services		5,043,948

Computers - 4.0%
Apple, Inc.	17,330	6,864,066
Computer Sciences Corp.	2,935	128,465
Dell, Inc.	46,623	622,417
Diebold, Inc.	2,455	82,709
DST Systems, Inc.	519	33,906
Hewlett-Packard Co.	62,652	1,553,770

See Notes to Schedule of Investments.

2    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
International Business Machines Corp.	18,100	$3,459,091
j2 Global, Inc.	1,507	64,063
Jack Henry & Associates, Inc.	1,006	47,413
Lexmark International, Inc. Class A	3,195	97,671
MTS Systems Corp.	520	29,432
Western Digital Corp.	5,890	365,710

Total Computers		13,348,713

Cosmetics/Personal Care - 2.3%
Avon Products, Inc.	7,683	161,573
Colgate-Palmolive Co.	20,282	1,161,956
Estee Lauder Cos., Inc. (The) Class A	2,236	147,062
Procter & Gamble Co. (The)	81,154	6,248,046

Total Cosmetics/Personal Care		7,718,637

Distribution/Wholesale - 0.3%
Fastenal Co.	4,958	227,324
Genuine Parts Co.	4,515	352,486
Owens & Minor, Inc.	2,185	73,919
Pool Corp.	917	48,060
United Stationers, Inc.	848	28,451
W.W. Grainger, Inc.	985	248,397
Watsco, Inc.	1,016	85,303

Total Distribution/Wholesale		1,063,940

Diversified Financial Services - 2.4%
American Express Co.	14,792	1,105,850
Ameriprise Financial, Inc.	5,959	481,964
Arlington Asset Investment Corp. Class A	2,332	62,358
BGC Partners, Inc. Class A	17,508	103,122
BlackRock, Inc.	4,862	1,248,805
Calamos Asset Management, Inc. Class A	1,671	17,546
California First National Bancorp	1,714	28,281
CBOE Holdings, Inc.	2,377	110,863
Charles Schwab Corp. (The)	24,624	522,768
CME Group, Inc.	11,885	903,022
Cohen & Steers, Inc.(a)	1,327	45,092
Discover Financial Services	4,624	220,287
Eaton Vance Corp.	3,597	135,211
Evercore Partners, Inc. Class A	962	37,787
Federated Investors, Inc. Class B(a)	5,775	158,293
Franklin Resources, Inc.	2,265	308,085
FXCM, Inc. Class A	1,380	22,646
GFI Group, Inc.	6,686	26,142
Greenhill & Co., Inc.	1,804	82,515
Horizon Technology Finance Corp.	1,126	15,471
Interactive Brokers Group, Inc. Class A	1,510	24,115
Janus Capital Group, Inc.	6,376	54,260
Legg Mason, Inc.	5,024	155,794
LPL Financial Holdings, Inc.	1,640	61,926
MarketAxess Holdings, Inc.	639	29,873
Medley Capital Corp.	2,542	34,520
NASDAQ OMX Group, Inc. (The)	3,644	119,487
Nelnet, Inc. Class A	775	27,970
NYSE Euronext	11,138	461,113
Raymond James Financial, Inc.	2,536	108,997
SLM Corp.	12,612	288,310
T. Rowe Price Group, Inc.	6,048	442,411
TD Ameritrade Holding Corp.	15,154	368,091
Waddell & Reed Financial, Inc. Class A	3,221	140,114

Total Diversified Financial Services		7,953,089

Electric - 5.7%
AES Corp. (The)	9,070	108,749
ALLETE, Inc.	1,749	87,188
Alliant Energy Corp.	4,207	212,117
Ameren Corp.	11,269	388,104
American Electric Power Co., Inc.	19,167	858,298
Avista Corp.	2,435	65,794
Black Hills Corp.	1,186	57,818
Cleco Corp.	1,735	80,556
CMS Energy Corp.	9,525	258,794
Consolidated Edison, Inc.	12,027	701,294
Dominion Resources, Inc.	21,948	1,247,085
DTE Energy Co.	6,394	428,462
Duke Energy Corp.	30,808	2,079,540
Edison International	8,546	411,575
El Paso Electric Co.	1,244	43,926
Empire District Electric Co. (The)	2,110	47,074
Entergy Corp.	8,252	574,999
Exelon Corp.	52,240	1,613,171
FirstEnergy Corp.	19,957	745,195
Great Plains Energy, Inc.	5,272	118,831
Hawaiian Electric Industries, Inc.	4,412	111,668
IDACORP, Inc.	1,438	68,679
Integrys Energy Group, Inc.	3,659	214,161
ITC Holdings Corp.	983	89,748
MDU Resources Group, Inc.	5,505	142,635
MGE Energy, Inc.	914	50,051
National Fuel Gas Co.	2,076	120,304
NextEra Energy, Inc.	13,198	1,075,373
Northeast Utilities	9,754	409,863
NorthWestern Corp.	1,680	67,032
NRG Energy, Inc.	2,989	79,806
NV Energy, Inc.	7,674	180,032
OGE Energy Corp.	2,621	178,752
Otter Tail Corp.	1,647	46,775
Pepco Holdings, Inc.	11,719	236,255
PG&E Corp.	17,091	781,572
Pinnacle West Capital Corp.	4,204	233,196
PNM Resources, Inc.	2,427	53,855
Portland General Electric Co.	3,371	103,119
PPL Corp.	25,807	780,920
Public Service Enterprise Group, Inc.	20,449	667,864
SCANA Corp.	5,251	257,824
Southern Co. (The)	36,780	1,623,102
TECO Energy, Inc.	9,485	163,047
UIL Holdings Corp.	2,613	99,947
Unitil Corp.	807	23,306
UNS Energy Corp.	1,445	64,635
Westar Energy, Inc.	5,247	167,694
Wisconsin Energy Corp.	6,472	265,287
Xcel Energy, Inc.	17,444	494,363

Total Electric		18,979,435

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.(a)	363	27,414
AMETEK, Inc.	1,680	71,064
Emerson Electric Co.	20,347	1,109,725
Energizer Holdings, Inc.	1,020	102,520
Hubbell, Inc. Class B	1,000	99,000
Littelfuse, Inc.	472	35,216
Molex, Inc.	2,412	70,768
Molex, Inc. Class A	3,409	84,748

Total Electrical Components & Equipment		1,600,455

Electronics - 0.7%
Agilent Technologies, Inc.	2,835	121,225

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    3

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
American Science & Engineering, Inc.	320	$17,920
Amphenol Corp. Class A	979	76,303
AVX Corp.	4,923	57,845
Brady Corp. Class A	1,335	41,024
FLIR Systems, Inc.	1,228	33,119
Gentex Corp.	3,655	84,248
Honeywell International, Inc.	19,253	1,527,533
Jabil Circuit, Inc.	3,286	66,969
National Instruments Corp.	2,287	63,899
PerkinElmer, Inc.	1,086	35,295
Thermo Fisher Scientific, Inc.	2,771	234,510
Woodward, Inc.	470	18,800

Total Electronics		2,378,690

Energy-Alternate Sources - 0.0%
FutureFuel Corp.	1,639	23,225

Engineering & Construction - 0.1%
Fluor Corp.	1,632	96,794
Granite Construction, Inc.	678	20,177
KBR, Inc.	914	29,705
URS Corp.	1,346	63,558

Total Engineering & Construction		210,234

Entertainment - 0.2%
Cinemark Holdings, Inc.	3,637	101,545
International Game Technology	4,152	69,380
National CineMedia, Inc.	4,161	70,279
Regal Entertainment Group Class A(a)	8,221	147,156
Six Flags Entertainment Corp.	5,404	190,005
Speedway Motorsports, Inc.	1,573	27,370
Vail Resorts, Inc.	575	35,374

Total Entertainment		641,109

Environmental Control - 0.4%
Covanta Holding Corp.	3,051	61,081
Mine Safety Appliances Co.	1,327	61,772
Republic Services, Inc.	10,411	353,349
U.S. Ecology, Inc.	889	24,394
Waste Connections, Inc.	950	39,083
Waste Management, Inc.	17,936	723,359

Total Environmental Control		1,263,038

Food - 1.9%
B&G Foods, Inc.	2,188	74,501
Campbell Soup Co.	9,321	417,488
ConAgra Foods, Inc.	12,494	436,415
Flowers Foods, Inc.	5,343	117,813
General Mills, Inc.	18,157	881,159
Harris Teeter Supermarkets, Inc.	967	45,314
Hershey Co. (The)	3,374	301,231
Hillshire Brands Co.	2,116	69,997
Hormel Foods Corp.	5,105	196,951
Ingredion, Inc.	1,108	72,707
J.M. Smucker Co. (The)	2,413	248,901
Kellogg Co.	10,294	661,184
Kroger Co. (The)	10,951	378,248
Lancaster Colony Corp.	657	51,239
McCormick & Co., Inc.	2,330	163,939
Mondelez International, Inc. Class A	33,324	950,734
Safeway, Inc.	9,161	216,749
Sanderson Farms, Inc.	372	24,708
Snyder’s-Lance, Inc.	2,110	59,945
Sysco Corp.	18,721	639,509
Tyson Foods, Inc. Class A	2,296	58,961
Weis Markets, Inc.	1,015	45,746
Whole Foods Market, Inc.	3,051	157,066

Total Food		6,270,505

Forest Products & Paper - 0.2%
International Paper Co.	12,599	558,262
MeadWestvaco Corp.	5,061	172,631
PH Glatfelter Co.	1,314	32,981

Total Forest Products & Paper		763,874

Gas - 0.7%
AGL Resources, Inc.	4,747	203,457
Atmos Energy Corp.	3,143	129,052
CenterPoint Energy, Inc.	15,924	374,055
Chesapeake Utilities Corp.	198	10,195
Laclede Group, Inc. (The)	1,087	49,632
New Jersey Resources Corp.	952	39,537
NiSource, Inc.	10,280	294,419
Northwest Natural Gas Co.	559	23,746
Piedmont Natural Gas Co., Inc.	2,528	85,295
Questar Corp.	5,480	130,698
Sempra Energy	7,345	600,527
South Jersey Industries, Inc.	659	37,833
Southwest Gas Corp.	690	32,285
UGI Corp.	3,485	136,298
Vectren Corp.	3,818	129,163
WGL Holdings, Inc.	1,872	80,908

Total Gas		2,357,100

Hand/Machine Tools - 0.2%
Kennametal, Inc.	1,231	47,800
Lincoln Electric Holdings, Inc.	1,176	67,350
Regal-Beloit Corp.	463	30,021
Snap-On, Inc.	1,061	94,832
Stanley Black & Decker, Inc.	4,034	311,828

Total Hand/Machine Tools		551,831

Healthcare-Products - 1.2%
Baxter International, Inc.	13,548	938,470
Becton Dickinson and Co.	4,522	446,909
C.R. Bard, Inc.	623	67,708
CONMED Corp.	808	25,242
DENTSPLY International, Inc.	896	36,700
Hill-Rom Holdings, Inc.	962	32,400
Medtronic, Inc.	22,928	1,180,104
Meridian Bioscience, Inc.	2,068	44,462
Patterson Cos., Inc.	1,451	54,558
ResMed, Inc.(a)	1,925	86,875
St. Jude Medical, Inc.	7,303	333,236
STERIS Corp.	881	37,777
Stryker Corp.	5,310	343,451
Techne Corp.	644	44,487
Teleflex, Inc.	777	60,210
West Pharmaceutical Services, Inc.	551	38,713
Zimmer Holdings, Inc.	1,523	114,134

Total Healthcare-Products		3,885,436

Healthcare-Services - 0.6%
Aetna, Inc.	5,133	326,151
Humana, Inc.	2,153	181,670
National Healthcare Corp.	509	24,330
Quest Diagnostics, Inc.	2,750	166,732
UnitedHealth Group, Inc.	15,047	985,278
WellPoint, Inc.	5,225	427,614

Total Healthcare-Services		2,111,775

See Notes to Schedule of Investments.

4    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
Holding Companies-Diversified - 0.0%
Leucadia National Corp.	4,913	$128,819

Home Builders - 0.1%
D.R. Horton, Inc.	2,417	51,434
KB Home(a)	1,216	23,870
Lennar Corp. Class A	697	25,120
M.D.C. Holdings, Inc.	1,595	51,853
Ryland Group, Inc. (The)	428	17,163
Thor Industries, Inc.	1,206	59,311

Total Home Builders		228,751

Home Furnishings - 0.1%
Harman International Industries, Inc.	560	30,352
Whirlpool Corp.	1,516	173,370

Total Home Furnishings		203,722

Household Products/Wares - 0.6%
American Greetings Corp. Class A	646	11,770
Avery Dennison Corp.	2,946	125,971
Church & Dwight Co., Inc.	1,864	115,027
Clorox Co. (The)	4,040	335,885
Ennis, Inc.	1,527	26,402
Kimberly-Clark Corp.	12,612	1,225,130
Scotts Miracle-Gro Co. (The) Class A(a)	1,538	74,301
Spectrum Brands Holdings, Inc.	1,056	60,055
Tupperware Brands Corp.	1,226	95,248
WD-40 Co.	575	31,326

Total Household Products/Wares		2,101,115

Housewares - 0.1%
Newell Rubbermaid, Inc.	7,082	185,903
Toro Co. (The)	669	30,379

Total Housewares		216,282

Insurance - 2.6%
Aflac, Inc.	11,414	663,382
Allstate Corp. (The)	9,854	474,174
American Financial Group, Inc.	1,875	91,706
American National Insurance Co.	1,228	122,149
AmTrust Financial Services, Inc.	1,239	44,232
Arthur J. Gallagher & Co.	4,301	187,911
Assurant, Inc.	1,649	83,951
Baldwin & Lyons, Inc. Class B	896	21,755
Brown & Brown, Inc.	2,205	71,089
Chubb Corp. (The)	5,227	442,466
Cincinnati Financial Corp.	6,179	283,616
CNA Financial Corp.	5,038	164,340
Donegal Group, Inc. Class A	1,224	17,099
Erie Indemnity Co. Class A	1,240	98,816
Fidelity National Financial, Inc. Class A	5,758	137,098
First American Financial Corp.	2,386	52,587
Hanover Insurance Group, Inc. (The)	1,606	78,582
Hartford Financial Services Group, Inc.	7,221	223,273
HCC Insurance Holdings, Inc.	1,782	76,822
Horace Mann Educators Corp.	1,634	39,837
Kemper Corp.	2,072	70,966
Lincoln National Corp.	4,503	164,224
Loews Corp.	2,453	108,913
Marsh & McLennan Cos., Inc.	13,128	524,070
Mercury General Corp.	2,765	121,549
MetLife, Inc.	22,136	1,012,943
Old Republic International Corp.	15,961	205,418
Principal Financial Group, Inc.	8,049	301,435
ProAssurance Corp.	692	36,095
Progressive Corp. (The)	10,518	267,368
Protective Life Corp.	1,943	74,631
Prudential Financial, Inc.	13,415	979,697
Reinsurance Group of America, Inc.	991	68,488
RLI Corp.	579	44,241
Safety Insurance Group, Inc.	889	43,125
Selective Insurance Group, Inc.	1,877	43,209
StanCorp Financial Group, Inc.	1,328	65,616
State Auto Financial Corp.	2,282	41,464
Symetra Financial Corp.	3,520	56,285
Torchmark Corp.	1,093	71,198
Travelers Cos., Inc. (The)	8,878	709,530
United Fire Group, Inc.	1,005	24,954
Universal Insurance Holdings, Inc.	3,583	25,368
Unum Group	5,381	158,040
W.R. Berkley Corp.	1,245	50,871

Total Insurance		8,644,583

Internet - 0.1%
Earthlink, Inc.	4,696	29,162
Expedia, Inc.	975	58,646
IAC/InterActiveCorp	1,519	72,244
Nutrisystem, Inc.	1,966	23,159
United Online, Inc.	5,294	40,129

Total Internet		223,340

Iron/Steel - 0.3%
Allegheny Technologies, Inc.	1,899	49,963
Carpenter Technology Corp.	334	15,053
Cliffs Natural Resources, Inc.(a)	8,858	143,943
Commercial Metals Co.	3,495	51,621
Nucor Corp.	9,779	423,626
Reliance Steel & Aluminum Co.	1,072	70,280
Steel Dynamics, Inc.	6,440	96,021
United States Steel Corp.(a)	1,302	22,824

Total Iron/Steel		873,331

Leisure Time - 0.1%
Callaway Golf Co.	2,957	19,457
Harley-Davidson, Inc.	2,643	144,889
Polaris Industries, Inc.	1,026	97,470

Total Leisure Time		261,816

Lodging - 0.5%
Ameristar Casinos, Inc.	1,072	28,183
Choice Hotels International, Inc.	1,512	60,011
Las Vegas Sands Corp.	15,079	798,132
Marriott International, Inc. Class A	4,040	163,095
Starwood Hotels & Resorts Worldwide, Inc.	4,038	255,161
Wyndham Worldwide Corp.	2,271	129,969
Wynn Resorts Ltd.	1,651	211,328

Total Lodging		1,645,879

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	14,603	1,204,601
Joy Global, Inc.	977	47,414

Total Machinery-Construction & Mining		1,252,015

Machinery-Diversified - 0.6%
Albany International Corp. Class A	804	26,516
Applied Industrial Technologies, Inc.	1,024	49,490
Babcock & Wilcox Co. (The)	1,329	39,910
Briggs & Stratton Corp.	214	4,237

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    5

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
Cognex Corp.	779	$35,226
Cummins, Inc.	3,217	348,916
Deere & Co.	8,322	676,162
Flowserve Corp.	1,398	75,506
Graco, Inc.	1,019	64,411
IDEX Corp.	1,532	82,437
NACCO Industries, Inc. Class A	230	13,174
Nordson Corp.	632	43,804
Rockwell Automation, Inc.	2,965	246,510
Roper Industries, Inc.	476	59,129
Xylem, Inc.	2,271	61,181

Total Machinery-Diversified		1,826,609

Media - 2.4%
Belo Corp. Class A	4,021	56,093
Cablevision Systems Corp. Class A	8,534	143,542
CBS Corp. Class A	802	39,146
CBS Corp. Class B	7,206	352,157
Comcast Corp. Class A	33,153	1,388,448
Comcast Corp. Special Class A	8,725	346,121
Courier Corp.	1,570	22,420
Factset Research Systems, Inc.(a)	561	57,188
Gannett Co., Inc.	8,756	214,172
John Wiley & Sons, Inc. Class A	1,357	54,402
McGraw-Hill Financial,Inc.	4,859	258,450
Meredith Corp.	1,823	86,957
News Corp. Class A	10,137	330,466
News Corp. Class B	5,025	164,920
Scripps Networks Interactive, Inc. Class A	997	66,560
Sinclair Broadcast Group, Inc. Class A	2,651	77,886
Time Warner Cable, Inc.	6,630	745,742
Time Warner, Inc.	19,295	1,115,637
Viacom, Inc. Class A	995	68,098
Viacom, Inc. Class B	8,621	586,659
Walt Disney Co. (The)	24,420	1,542,123
Washington Post Co. (The) Class B(a)	155	74,984
World Wrestling Entertainment, Inc.
Class A	3,421	35,271

Total Media		7,827,442

Metal Fabricate/Hardware - 0.1%
Kaydon Corp.	208	5,730
Mueller Industries, Inc.	535	26,980
Timken Co. (The)	1,671	94,044
Worthington Industries, Inc.	1,765	55,968

Total Metal Fabricate/Hardware		182,722

Mining - 0.8%
Alcoa, Inc.	13,576	106,164
AMCOL International Corp.	882	27,951
Compass Minerals International, Inc.	673	56,889
Freeport-McMoRan Copper & Gold, Inc.	31,354	865,684
Globe Specialty Metals, Inc.	1,466	15,935
Gold Resource Corp.	1,534	13,361
Hecla Mining Co.	4,412	13,148
Kaiser Aluminum Corp.	219	13,565
Newmont Mining Corp.	14,220	425,889
Royal Gold, Inc.	564	23,733
Southern Copper Corp.	33,927	937,064
Vulcan Materials Co.	317	15,346

Total Mining		2,514,729

Miscellaneous Manufacturing - 3.4%
3M Co.	16,111	1,761,738
A.O. Smith Corp.	696	25,251
Aptargroup, Inc.	980	54,106
Barnes Group, Inc.	1,417	42,496
Carlisle Cos., Inc.	872	54,334
CLARCOR, Inc.	767	40,045
Crane Co.	1,326	79,454
Danaher Corp.	1,191	75,390
Donaldson Co., Inc.	1,282	45,716
Dover Corp.	3,514	272,897
General Electric Co.	308,002	7,142,566
Harsco Corp.	3,302	76,573
Hillenbrand, Inc.	2,547	60,389
Illinois Tool Works, Inc.	12,458	861,720
ITT Corp.	1,765	51,909
Koppers Holdings, Inc.	775	29,589
Leggett & Platt, Inc.	5,650	175,659
NL Industries, Inc.	3,262	36,861
Pall Corp.	1,335	88,684
Parker Hannifin Corp.	2,582	246,323
SPX Corp.	893	64,278
Sturm Ruger & Co., Inc.(a)	748	35,934
Textron, Inc.	908	23,653
Trinity Industries, Inc.	1,006	38,671

Total Miscellaneous Manufacturing		11,384,236

Office Furnishings - 0.0%
HNI Corp.	1,413	50,967
Knoll, Inc.	1,641	23,319
Steelcase, Inc. Class A	3,607	52,590

Total Office Furnishings		126,876

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.(a)	24,284	356,489
Xerox Corp.	36,651	332,425

Total Office/Business Equipment		688,914

Oil & Gas - 8.0%
Anadarko Petroleum Corp.	2,204	189,390
Apache Corp.	3,167	265,490
Berry Petroleum Co. Class A	570	24,122
Chesapeake Energy Corp.	11,974	244,030
Chevron Corp.	58,825	6,961,350
Cimarex Energy Co.	420	27,296
ConocoPhillips	49,687	3,006,063
Delek US Holdings, Inc.	1,064	30,622
Devon Energy Corp.	5,621	291,617
Diamond Offshore Drilling, Inc.(a)	5,887	404,967
Energen Corp.	438	22,890
EOG Resources, Inc.	1,401	184,484
EQT Corp.	2,561	203,267
EXCO Resources, Inc.	1,282	9,794
Exxon Mobil Corp.	106,689	9,639,351
Helmerich & Payne, Inc.	422	26,354
Hess Corp.	2,350	156,252
HollyFrontier Corp.	3,213	137,452
Marathon Oil Corp.	13,938	481,976
Marathon Petroleum Corp.	7,399	525,773
Murphy Oil Corp.	3,714	226,145
Noble Energy, Inc.	3,194	191,768
Occidental Petroleum Corp.	20,922	1,866,870
Patterson-UTI Energy, Inc.	2,173	42,058
Phillips 66	10,181	599,763
Pioneer Natural Resources Co.	2	290
Range Resources Corp.	420	32,474

See Notes to Schedule of Investments.

6    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
Tesoro Corp.	1,981	$103,646
Valero Energy Corp.	10,724	372,873
W&T Offshore, Inc.	1,575	22,507
Western Refining, Inc.	910	25,544

Total Oil & Gas		26,316,478

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	6,107	281,716
CARBO Ceramics, Inc.(a)	150	10,114
Halliburton Co.	8,837	368,680
Lufkin Industries, Inc.	393	34,769
National Oilwell Varco, Inc.	2,945	202,910
Oceaneering International, Inc.	1,226	88,517
RPC, Inc.(a)	4,805	66,357
Targa Resources Corp.	1,318	84,787

Total Oil & Gas Services		1,137,850

Packaging & Containers - 0.2%
Ball Corp.	1,414	58,737
Bemis Co., Inc.	2,748	107,557
Greif, Inc. Class A	1,011	53,249
Greif, Inc. Class B	1,182	66,263
Packaging Corp. of America	2,499	122,351
Rock-Tenn Co. Class A	884	88,294
Sealed Air Corp.	5,347	128,061
Silgan Holdings, Inc.	858	40,292
Sonoco Products Co.	3,419	118,195

Total Packaging & Containers		782,999

Pharmaceuticals - 8.1%
Abbott Laboratories	45,035	1,570,821
Allergan, Inc.	687	57,873
AmerisourceBergen Corp.	4,045	225,832
Bristol-Myers Squibb Co.	62,167	2,778,243
Cardinal Health, Inc.	7,940	374,768
Eli Lilly & Co.	42,608	2,092,905
Johnson & Johnson	87,509	7,513,523
McKesson Corp.	1,820	208,390
Mead Johnson Nutrition Co.	3,298	261,301
Merck & Co., Inc.	108,869	5,056,965
Omnicare, Inc.	1,502	71,660
Perrigo Co.	317	38,357
Pfizer, Inc.	232,049	6,499,692
Questcor Pharmaceuticals, Inc.	1,600	72,736

Total Pharmaceuticals		26,823,066

Pipelines - 1.0%
Crosstex Energy, Inc.	1,811	35,785
Kinder Morgan, Inc.	38,285	1,460,573
ONEOK, Inc.	5,292	218,613
Spectra Energy Corp.	25,809	889,378
Williams Cos., Inc. (The)	22,252	722,522

Total Pipelines		3,326,871

Private Equity - 0.0%
Gladstone Investment Corp.	2,943	21,631
Hercules Technology Growth Capital, Inc.	5,704	79,514

Total Private Equity		101,145

Real Estate - 0.1%
Sovran Self Storage, Inc.	978	63,365
WP Carey, Inc.	3,072	203,274

Total Real Estate		266,639

Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust	1,711	42,245
Agree Realty Corp.	917	27,070
Alexander’s, Inc.	183	53,749
Alexandria Real Estate Equities, Inc.	1,623	106,664
American Assets Trust, Inc.	1,720	53,079
American Campus Communities, Inc.	2,315	94,128
American Tower Corp.	3,968	290,339
Apartment Investment & Management Co. Class A	3,985	119,709
Ashford Hospitality Trust, Inc.	3,775	43,224
Associated Estates Realty Corp.	536	8,619
AvalonBay Communities, Inc.	2,914	393,128
BioMed Realty Trust, Inc.	6,442	130,322
Boston Properties, Inc.	3,331	351,321
Brandywine Realty Trust	7,474	101,048
BRE Properties, Inc.	2,192	109,644
Camden Property Trust	2,284	157,916
Campus Crest Communities, Inc.	2,314	26,704
CapLease, Inc.	2,619	22,104
CBL & Associates Properties, Inc.	6,315	135,267
Cedar Realty Trust, Inc.	4,460	23,103
Chesapeake Lodging Trust	2,292	47,651
Colonial Properties Trust	3,132	75,544
CommonWealth REIT	5,644	130,489
Corporate Office Properties Trust	3,747	95,548
Cousins Properties, Inc.	2,884	29,128
CubeSmart	3,573	57,097
DCT Industrial Trust, Inc.	13,812	98,756
DDR Corp.	8,474	141,092
DiamondRock Hospitality Co.	4,336	40,411
Digital Realty Trust, Inc.(a)	4,740	289,140
Douglas Emmett, Inc.	3,306	82,485
Duke Realty Corp.	12,659	197,354
DuPont Fabros Technology, Inc.	2,203	53,202
EastGroup Properties, Inc.	1,025	57,677
Education Realty Trust, Inc.	1,946	19,908
EPR Properties	2,963	148,950
Equity Lifestyle Properties, Inc.	782	61,457
Equity One, Inc.	5,041	114,078
Equity Residential	6,752	392,021
Essex Property Trust, Inc.	989	157,172
Excel Trust, Inc.	1,939	24,839
Extra Space Storage, Inc.	2,706	113,463
Federal Realty Investment Trust	1,651	171,176
First Potomac Realty Trust	2,843	37,130
Franklin Street Properties Corp.	5,653	74,620
General Growth Properties, Inc.	19,469	386,849
Getty Realty Corp.	1,249	25,792
Gladstone Commercial Corp.	1,356	25,276
Glimcher Realty Trust	5,783	63,150
Government Properties Income Trust	3,531	89,052
HCP, Inc.	18,382	835,278
Health Care REIT, Inc.	12,234	820,045
Healthcare Realty Trust, Inc.	4,465	113,857
Healthcare Trust of America, Inc. Class A	2,867	32,196
Hersha Hospitality Trust	4,248	23,959
Highwoods Properties, Inc.	3,665	130,511
Home Properties, Inc.	2,077	135,773
Hospitality Properties Trust	8,952	235,259
Host Hotels & Resorts, Inc.	14,486	244,379
Hudson Pacific Properties, Inc.	1,556	33,112
Inland Real Estate Corp.	6,796	69,455
Investors Real Estate Trust	5,781	49,717
Kilroy Realty Corp.	2,195	116,357

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    7

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
Kimco Realty Corp.	16,212	$347,423
Kite Realty Group Trust	4,617	27,840
LaSalle Hotel Properties	2,486	61,404
Lexington Realty Trust	9,197	107,421
Liberty Property Trust	5,905	218,249
LTC Properties, Inc.	1,434	55,998
Macerich Co. (The)	5,013	305,643
Mack-Cali Realty Corp.	5,684	139,201
Medical Properties Trust, Inc.	6,216	89,013
Mid-America Apartment Communities, Inc.	1,410	95,556
Monmouth Real Estate Investment Corp. Class A	3,217	31,752
National Health Investors, Inc.	1,388	83,086
National Retail Properties, Inc.(a)	5,400	185,760
Omega Healthcare Investors, Inc.	8,161	253,154
One Liberty Properties, Inc.	882	19,369
Parkway Properties, Inc.	1,545	25,894
Pebblebrook Hotel Trust	1,495	38,646
Pennsylvania Real Estate Investment Trust	2,420	45,690
Piedmont Office Realty Trust, Inc. Class A	7,410	132,491
Plum Creek Timber Co., Inc.	5,713	266,626
Post Properties, Inc.	1,106	54,736
Potlatch Corp.	1,489	60,215
Prologis, Inc.	13,466	507,937
PS Business Parks, Inc.	556	40,126
Public Storage	4,734	725,864
Ramco-Gershenson Properties Trust	563	8,743
Rayonier, Inc.	3,919	217,073
Realty Income Corp.	7,981	334,563
Regency Centers Corp.	3,399	172,703
Retail Opportunity Investments Corp.	2,069	28,759
Retail Properties of America, Inc. Class A	6,766	96,618
RLJ Lodging Trust	3,658	82,268
Sabra Health Care REIT, Inc.	2,609	68,121
Saul Centers, Inc.	853	37,924
Select Income REIT	2,121	59,473
Senior Housing Properties Trust	10,446	270,865
Simon Property Group, Inc.	7,884	1,245,041
SL Green Realty Corp.	1,331	117,381
STAG Industrial, Inc.	1,830	36,508
Sun Communities, Inc.	1,886	93,847
Tanger Factory Outlet Centers, Inc.	2,412	80,705
Taubman Centers, Inc.	1,349	101,377
UDR, Inc.	8,461	215,671
Universal Health Realty Income Trust	191	8,238
Urstadt Biddle Properties, Inc. Class A	33	666
Ventas, Inc.	10,540	732,108
Vornado Realty Trust	5,905	489,229
Washington Real Estate Investment Trust	3,119	83,932
Weingarten Realty Investors	4,907	150,988
Weyerhaeuser Co.	12,512	356,467
Winthrop Realty Trust	2,704	32,529

Total Real Estate Investment Trusts (REITs)		17,470,679

Retail - 6.3%
Abercrombie & Fitch Co. Class A	1,391	62,943
Advance Auto Parts, Inc.	255	20,698
American Eagle Outfitters, Inc.	3,982	72,711
Best Buy Co., Inc.	16,923	462,506
Bob Evans Farms, Inc.	987	46,369
Brinker International, Inc.(a)	2,141	84,420
Buckle, Inc. (The)	1,281	66,638
Burger King Worldwide, Inc.(a)	2,732	53,301
Casey’s General Stores, Inc.	68	4,091
Cato Corp. (The) Class A	1,439	35,917
CEC Entertainment, Inc.	633	25,978
Cheesecake Factory, Inc. (The)	880	36,863
Chico’s FAS, Inc.	1,951	33,284
Costco Wholesale Corp.	4,552	503,315
Cracker Barrel Old Country Store, Inc.	400	37,864
CVS Caremark Corp.	15,720	898,870
Darden Restaurants, Inc.	4,703	237,407
Dick’s Sporting Goods, Inc.	1,195	59,822
DSW, Inc. Class A	519	38,131
Dunkin’ Brands Group, Inc.	1,675	71,723
Family Dollar Stores, Inc.	1,395	86,922
Foot Locker, Inc.	3,066	107,709
GameStop Corp. Class A	3,744	157,360
Gap, Inc. (The)	7,191	300,080
GNC Holdings, Inc. Class A	1,128	49,869
Guess?, Inc.(a)	2,426	75,279
Home Depot, Inc. (The)	25,847	2,002,367
HSN, Inc.	764	41,042
Kohl’s Corp.	6,327	319,577
L Brands, Inc.	5,410	266,442
Lowe’s Cos., Inc.	19,175	784,258
Macy’s, Inc.	7,312	350,976
McDonald’s Corp.	31,005	3,069,495
Men’s Wearhouse, Inc. (The)	988	37,396
MSC Industrial Direct Co., Inc.	766	59,334
Nordstrom, Inc.	4,089	245,095
Nu Skin Enterprises, Inc. Class A	1,003	61,303
Penske Automotive Group, Inc.	1,739	53,109
PetSmart, Inc.	936	62,703
Pier 1 Imports, Inc.	1,082	25,416
Regis Corp.	1,122	18,423
Ross Stores, Inc.	2,166	140,378
Staples, Inc.	21,731	344,654
Starbucks Corp.	10,506	688,038
Target Corp.	14,224	979,465
Texas Roadhouse, Inc.	1,784	44,636
Tiffany & Co.	2,442	177,875
TJX Cos., Inc. (The)	7,155	358,179
Tractor Supply Co.	409	48,102
Walgreen Co.	25,391	1,122,282
Wal-Mart Stores, Inc.	70,895	5,280,969
Wendy’s Co. (The)	13,025	75,936
Williams-Sonoma, Inc.	1,756	98,143
Yum! Brands, Inc.	8,175	566,855

Total Retail		20,952,518

Savings & Loans - 0.4%
Astoria Financial Corp.	2,601	28,039
BankUnited, Inc.	3,040	79,071
Berkshire Hills Bancorp, Inc.	900	24,984
Brookline Bancorp, Inc.	2,974	25,814
Capitol Federal Financial, Inc.	4,943	60,008
Dime Community Bancshares, Inc.	2,078	31,835
First Niagara Financial Group, Inc.	13,791	138,875
Flushing Financial Corp.	1,627	26,764
Hudson City Bancorp, Inc.	19,647	179,967
New York Community Bancorp, Inc.(a)	30,340	424,760
Northwest Bancshares, Inc.	4,271	57,701
OceanFirst Financial Corp.	1,315	20,448
Oritani Financial Corp.	2,968	46,538

See Notes to Schedule of Investments.

8    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

Investments	Shares	Value
People’s United Financial, Inc.	16,715	$249,054
Provident Financial Services, Inc.	2,625	41,423
Washington Federal, Inc.	1,955	36,910

Total Savings & Loans		1,472,191

Semiconductors - 2.9%
Altera Corp.	3,285	108,372
Analog Devices, Inc.	8,349	376,206
Applied Materials, Inc.	35,604	530,856
Brooks Automation, Inc.	4,851	47,200
Intel Corp.	189,889	4,599,112
Intersil Corp. Class A	7,525	58,846
KLA-Tencor Corp.	4,982	277,647
Linear Technology Corp.	6,161	226,971
Maxim Integrated Products, Inc.	8,507	236,324
Microchip Technology, Inc.	7,560	281,610
MKS Instruments, Inc.	1,276	33,865
NVIDIA Corp.	12,311	172,723
QUALCOMM, Inc.	24,732	1,510,631
Texas Instruments, Inc.	28,363	989,018
Xilinx, Inc.	6,617	262,099

Total Semiconductors		9,711,480

Software - 3.4%
Activision Blizzard, Inc.	15,168	216,296
American Software, Inc. Class A	3,197	27,782
Blackbaud, Inc.	1,421	46,282
Broadridge Financial Solutions, Inc.	3,427	91,090
CA, Inc.	17,310	495,585
Computer Programs & Systems, Inc.	643	31,597
Dun & Bradstreet Corp. (The)(a)	754	73,477
Fidelity National Information Services, Inc.	5,765	246,973
Intuit, Inc.	3,702	225,933
ManTech International Corp. Class A	743	19,407
Microsoft Corp.	256,370	8,852,456
Oracle Corp.	31,732	974,807
Quality Systems, Inc.	2,424	45,353
Solera Holdings, Inc.	571	31,776

Total Software		11,378,814

Telecommunications - 6.9%
ADTRAN, Inc.(a)	990	24,364
AT&T, Inc.	273,703	9,689,086
Atlantic Tele-Network, Inc.	473	23,489
CenturyLink, Inc.	42,428	1,499,830
Cisco Systems, Inc.	132,256	3,215,143
Comtech Telecommunications Corp.	773	20,786
Consolidated Communications Holdings, Inc.	2,294	39,938
Corning, Inc.	37,316	531,007
Frontier Communications Corp.(a)	86,152	348,916
Harris Corp.	3,063	150,853
InterDigital, Inc.	548	24,468
Motorola Solutions, Inc.	5,674	327,560
NTELOS Holdings Corp.	1,749	28,788
Plantronics, Inc.	616	27,055
Telephone & Data Systems, Inc.	2,152	53,047
Tellabs, Inc.	8,457	16,745
USA Mobility, Inc.	1,822	24,724
Verizon Communications, Inc.	124,085	6,246,439
Windstream Corp.	58,194	448,676

Total Telecommunications		22,740,914

Textiles - 0.0%
Cintas Corp.	1,758	80,059

Toys/Games/Hobbies - 0.2%
Hasbro, Inc.(a)	4,058	181,920
Mattel, Inc.	10,339	468,460

Total Toys/Games/Hobbies		650,380

Transportation - 1.6%
Bristow Group, Inc.	560	36,579
C.H. Robinson Worldwide, Inc.	3,214	180,980
Con-way, Inc.	792	30,856
CSX Corp.	25,800	598,302
Expeditors International of Washington, Inc.	2,334	88,715
FedEx Corp.	1,722	169,755
International Shipholding Corp.	1,230	28,696
JB Hunt Transport Services, Inc.	1,057	76,358
Kansas City Southern	873	92,503
Knight Transportation, Inc.	677	11,387
Matson, Inc.	1,735	43,375
Norfolk Southern Corp.	9,063	658,427
Ryder System, Inc.	1,408	85,592
Tidewater, Inc.	671	38,227
Union Pacific Corp.	9,456	1,458,872
United Parcel Service, Inc. Class B	20,247	1,750,961
Werner Enterprises, Inc.	840	20,303

Total Transportation		5,369,888

Trucking & Leasing - 0.1%
GATX Corp.	1,550	73,517
TAL International Group, Inc.*	2,604	113,456

Total Trucking & Leasing		186,973

Water - 0.1%
American States Water Co.	793	42,560
American Water Works Co., Inc.	4,346	179,186
Aqua America, Inc.	3,635	113,739
California Water Service Group	419	8,175
Connecticut Water Service, Inc.	591	16,962
Middlesex Water Co.	1,665	33,167
SJW Corp.	882	23,108

Total Water		416,897

TOTAL COMMON STOCKS (Cost: $262,157,469)		329,505,019

EXCHANGE-TRADED FUNDS - 0.3%
WisdomTree Total Earnings Fund(a)(b) (Cost: $973,601)	17,570	1,019,763

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $3,952,882)(d)	3,952,882	3,952,882

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $267,083,952)(e)		334,477,664
Liabilities in Excess of Other Assets - (1.0)%		(3,391,786)

NET ASSETS - 100.0%		$331,085,878

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    9

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

June 30, 2013

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $3,876,032 and the total market value of the collateral held by the Fund was $3,987,818. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $34,936.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

10    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 102.2%

COMMON STOCKS - 99.7%

Advertising - 0.0%
Harte-Hanks, Inc.	15,050	$129,430

Aerospace/Defense - 1.9%
Exelis, Inc.	29,437	405,936
Lockheed Martin Corp.	66,245	7,184,933
Northrop Grumman Corp.	32,818	2,717,330
Raytheon Co.	46,726	3,089,523

Total Aerospace/Defense		13,397,722

Agriculture - 7.2%
Altria Group, Inc.	456,176	15,961,598
Lorillard, Inc.	85,235	3,723,065
Philip Morris International, Inc.	280,599	24,305,485
Reynolds American, Inc.	129,660	6,271,654
Universal Corp.	3,881	224,516
Vector Group Ltd.	37,553	609,110

Total Agriculture		51,095,428

Auto Parts & Equipment - 0.0%
Douglas Dynamics, Inc.	5,174	67,158
Superior Industries International, Inc.	4,709	81,042

Total Auto Parts & Equipment		148,200

Banks - 0.9%
Arrow Financial Corp.	2,156	53,361
Bank of Hawaii Corp.	7,435	374,129
Chemical Financial Corp.	4,112	106,871
City Holding Co.	2,458	95,739
Community Bank System, Inc.	6,270	193,430
Community Trust Bancorp, Inc.	2,754	98,097
Cullen/Frost Bankers, Inc.(a)	8,813	588,444
CVB Financial Corp.	14,437	169,779
Financial Institutions, Inc.	1,854	34,132
First Busey Corp.	11,057	49,757
First Financial Bancorp	18,763	279,569
First Financial Corp.	1,589	49,243
First Interstate BancSystem, Inc.	2,253	46,705
FirstMerit Corp.	20,841	417,445
FNB Corp.	27,793	335,739
Fulton Financial Corp.	28,764	330,211
Glacier Bancorp, Inc.	11,282	250,348
Hudson Valley Holding Corp.	3,034	51,517
National Bankshares, Inc.(a)	1,040	36,951
National Penn Bancshares, Inc.	28,839	293,004
NBT Bancorp, Inc.	5,995	126,914
PacWest Bancorp	5,995	183,747
Park National Corp.(a)	3,731	256,656
Renasant Corp.	3,816	92,881
Republic Bancorp, Inc. Class A	2,290	50,197
S&T Bancorp, Inc.	3,733	73,167
S.Y. Bancorp, Inc.	1,979	48,545
Simmons First National Corp. Class A	2,075	54,137
Southside Bancshares, Inc.	3,919	93,586
Sterling Bancorp	5,702	66,257
Tompkins Financial Corp.	2,201	99,463
TrustCo Bank Corp.	19,879	108,142
Trustmark Corp.	11,378	279,671
United Bankshares, Inc.(a)	11,150	294,918
Univest Corp. of Pennsylvania	3,592	68,499
Valley National Bancorp(a)	55,134	522,119
Washington Banking Co.	2,629	37,332
Washington Trust Bancorp, Inc.	2,714	77,403
WesBanco, Inc.	3,649	96,443
Westamerica Bancorp.	3,718	169,875

Total Banks		6,654,423

Biotechnology - 0.1%
PDL BioPharma, Inc.(a)	47,804	369,047

Chemicals - 2.1%
Dow Chemical Co. (The)	196,472	6,320,504
E.I. du Pont de Nemours & Co.	148,376	7,789,740
Kronos Worldwide, Inc.(a)	18,761	304,679
Olin Corp.	12,582	300,961

Total Chemicals		14,715,884

Commercial Services - 1.1%
Deluxe Corp.	6,807	235,863
Electro Rent Corp.	4,671	78,426
H&R Block, Inc.	48,614	1,349,039
Heidrick & Struggles International, Inc.	2,422	40,496
Landauer, Inc.	1,717	82,948
McGrath Rentcorp	3,325	113,582
Paychex, Inc.(a)	60,270	2,201,060
Quad Graphics, Inc.(a)	6,644	160,120
R.R. Donnelley & Sons Co.(a)	85,020	1,191,130
SAIC, Inc.	57,906	806,631
Universal Technical Institute, Inc.	3,858	39,853
Western Union Co. (The)	91,109	1,558,875

Total Commercial Services		7,858,023

Computers - 1.6%
Dell, Inc.	219,120	2,925,252
Diebold, Inc.	9,745	328,309
Hewlett-Packard Co.	299,603	7,430,154
Lexmark International, Inc. Class A(a)	14,601	446,353

Total Computers		11,130,068

Cosmetics/Personal Care - 4.0%
Procter & Gamble Co. (The)	367,343	28,281,738

Distribution/Wholesale - 0.1%
Watsco, Inc.	4,095	343,816

Diversified Financial Services - 1.5%
BGC Partners, Inc. Class A	82,474	485,772
CME Group, Inc.	54,444	4,136,655
Federated Investors, Inc. Class B(a)	20,946	574,130
GFI Group, Inc.	46,292	181,002
Greenhill & Co., Inc.	12,100	553,454
Medley Capital Corp.	41,965	569,885
NYSE Euronext	62,421	2,584,229
Waddell & Reed Financial, Inc. Class A	22,310	970,485
Westwood Holdings Group, Inc.	11,880	509,889

Total Diversified Financial Services		10,565,501

Electric - 11.3%
ALLETE, Inc.	7,388	368,292
Alliant Energy Corp.	19,338	975,022
Ameren Corp.	53,087	1,828,316
American Electric Power Co., Inc.	86,972	3,894,606
Avista Corp.	11,526	311,433
Black Hills Corp.	7,934	386,782
Cleco Corp.	8,287	384,765
CMS Energy Corp.	44,476	1,208,413

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    11

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2013

Investments	Shares	Value
Consolidated Edison, Inc.	51,659	$3,012,236
Dominion Resources, Inc.	97,205	5,523,188
DTE Energy Co.	29,102	1,950,125
Duke Energy Corp.	138,062	9,319,185
Empire District Electric Co. (The)	8,021	178,948
Entergy Corp.	37,672	2,624,985
Exelon Corp.	246,183	7,602,131
FirstEnergy Corp.	92,193	3,442,487
Great Plains Energy, Inc.	26,514	597,626
Hawaiian Electric Industries, Inc.	19,961	505,213
IDACORP, Inc.	7,589	362,451
Integrys Energy Group, Inc.	16,443	962,409
MDU Resources Group, Inc.	26,278	680,863
NextEra Energy, Inc.	59,660	4,861,097
Northeast Utilities	45,361	1,906,069
NorthWestern Corp.	6,518	260,068
NV Energy, Inc.	37,165	871,891
Otter Tail Corp.	7,155	203,202
Pepco Holdings, Inc.	54,026	1,089,164
PG&E Corp.	77,808	3,558,160
Pinnacle West Capital Corp.	19,829	1,099,915
Portland General Electric Co.	12,338	377,419
PPL Corp.	118,445	3,584,146
Public Service Enterprise Group, Inc.	96,537	3,152,898
SCANA Corp.	24,151	1,185,814
Southern Co. (The)	164,132	7,243,145
TECO Energy, Inc.	46,273	795,433
UIL Holdings Corp.	10,065	384,986
Unitil Corp.	3,045	87,940
UNS Energy Corp.	7,202	322,145
Westar Energy, Inc.	23,460	749,782
Xcel Energy, Inc.	79,397	2,250,111

Total Electric		80,102,861

Electrical Components & Equipment - 0.8%
Emerson Electric Co.	92,748	5,058,476
Molex, Inc. Class A	13,201	328,177

Total Electrical Components & Equipment		5,386,653

Energy-Alternate Sources - 0.0%
FutureFuel Corp.	5,933	84,071

Entertainment - 0.3%
National CineMedia, Inc.	14,300	241,527
Regal Entertainment Group Class A(a)	33,018	591,022
Six Flags Entertainment Corp.	26,916	946,367
Speedway Motorsports, Inc.	5,383	93,664

Total Entertainment		1,872,580

Environmental Control - 0.7%
Republic Services, Inc.	47,777	1,621,551
U.S. Ecology, Inc.	2,488	68,271
Waste Management, Inc.	80,476	3,245,597

Total Environmental Control		4,935,419

Food - 1.5%
B&G Foods, Inc.	8,488	289,017
ConAgra Foods, Inc.	56,666	1,979,343
General Mills, Inc.	85,328	4,140,968
Ingles Markets, Inc. Class A	1,929	48,707
Nash Finch Co.	1,589	34,974
Safeway, Inc.	39,673	938,663
Sysco Corp.	85,249	2,912,106

Total Food		10,343,778

Forest Products & Paper - 0.1%
MeadWestvaco Corp.	24,442	833,717

Gas - 1.5%
AGL Resources, Inc.	23,033	987,194
Atmos Energy Corp.	14,538	596,930
CenterPoint Energy, Inc.	72,521	1,703,518
Laclede Group, Inc. (The)	4,121	188,165
New Jersey Resources Corp.	7,418	308,070
NiSource, Inc.	49,660	1,422,263
Northwest Natural Gas Co.	4,640	197,107
Piedmont Natural Gas Co., Inc.	11,543	389,461
Questar Corp.	24,897	593,794
Sempra Energy	33,350	2,726,696
South Jersey Industries, Inc.	4,942	283,720
UGI Corp.	15,403	602,411
Vectren Corp.	16,088	544,257
WGL Holdings, Inc.	8,510	367,802

Total Gas		10,911,388

Healthcare-Products - 0.0%
Female Health Co. (The)	3,762	37,093
Meridian Bioscience, Inc.	7,154	153,811

Total Healthcare-Products		190,904

Household Products/Wares - 1.0%
American Greetings Corp. Class A	4,238	77,216
Clorox Co. (The)	18,351	1,525,702
Ennis, Inc.	4,907	84,842
Kimberly-Clark Corp.	56,932	5,530,375

Total Household Products/Wares		7,218,135

Insurance - 0.8%
American National Insurance Co.	4,976	494,963
Arthur J. Gallagher & Co.	20,773	907,572
Baldwin & Lyons, Inc. Class B	2,199	53,392
Cincinnati Financial Corp.	27,966	1,283,639
Donegal Group, Inc. Class A	2,763	38,599
EMC Insurance Group, Inc.	2,170	56,984
Erie Indemnity Co. Class A	6,999	557,750
Hanover Insurance Group, Inc. (The)	5,798	283,696
HCI Group, Inc.	1,640	50,381
Kemper Corp.	7,897	270,472
Mercury General Corp.	13,331	586,031
Old Republic International Corp.	71,311	917,773
Safety Insurance Group, Inc.	3,808	184,726

Total Insurance		5,685,978

Internet - 0.1%
Nutrisystem, Inc.	9,887	116,469
United Online, Inc.	29,480	223,458

Total Internet		339,927

Investment Companies - 0.1%
Arlington Asset Investment Corp. Class A	27,462	734,334

Iron/Steel - 0.4%
Cliffs Natural Resources, Inc.(a)	42,280	687,050
Commercial Metals Co.	16,623	245,522
Nucor Corp.	44,343	1,920,939

Total Iron/Steel		2,853,511

Media - 0.4%
Belo Corp. Class A	16,187	225,809
Cablevision Systems Corp. Class A	35,037	589,322
Gannett Co., Inc.	42,366	1,036,272

See Notes to Schedule of Investments.

12    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2013

Investments	Shares	Value
Meredith Corp.	6,592	$314,439
Sinclair Broadcast Group, Inc. Class A	10,040	294,975
World Wrestling Entertainment, Inc. Class A	6,575	67,788

Total Media		2,528,605

Metal Fabricate/Hardware - 0.0%
Kaydon Corp.	4,201	115,738

Mining - 0.6%
Gold Resource Corp.(a)	9,578	83,425
Southern Copper Corp.	151,739	4,191,031

Total Mining		4,274,456

Miscellaneous Manufacturing - 0.2%
Harsco Corp.	12,039	279,184
Hillenbrand, Inc.	8,797	208,577
Leggett & Platt, Inc.	25,102	780,421

Total Miscellaneous Manufacturing		1,268,182

Office Furnishings - 0.0%
Knoll, Inc.	5,972	84,862

Office/Business Equipment - 0.5%
Pitney Bowes, Inc.(a)	114,583	1,682,079
Xerox Corp.	170,658	1,547,868

Total Office/Business Equipment		3,229,947

Oil & Gas - 6.6%
Chevron Corp.	265,639	31,435,719
ConocoPhillips	224,447	13,579,043
Diamond Offshore Drilling, Inc.(a)	29,050	1,998,350

Total Oil & Gas		47,013,112

Oil & Gas Services - 0.1%
Targa Resources Corp.	5,722	368,096

Packaging & Containers - 0.1%
Greif, Inc. Class B	4,831	270,826
Sonoco Products Co.	16,622	574,622

Total Packaging & Containers		845,448

Pharmaceuticals - 15.4%
Bristol-Myers Squibb Co.	285,796	12,772,223
Eli Lilly & Co.	192,849	9,472,743
Johnson & Johnson	394,217	33,847,472
Merck & Co., Inc.	496,350	23,055,458
Pfizer, Inc.	1,059,135	29,666,371

Total Pharmaceuticals		108,814,267

Pipelines - 2.0%
Crosstex Energy, Inc.	6,311	124,705
Kinder Morgan, Inc.	175,316	6,688,306
Spectra Energy Corp.	120,076	4,137,819
Williams Cos., Inc. (The)	103,698	3,367,074

Total Pipelines		14,317,904

Private Equity - 0.2%
Fidus Investment Corp.	31,127	582,386
Hercules Technology Growth Capital, Inc.	58,761	819,129

Total Private Equity		1,401,515

Real Estate - 0.1%
WP Carey, Inc.	15,282	1,011,210

Real Estate Investment Trusts (REITs) - 7.2%
Agree Realty Corp.	3,047	89,947
Alexander’s, Inc.	778	228,506
Alexandria Real Estate Equities, Inc.	8,771	576,430
Ashford Hospitality Trust, Inc.	12,281	140,618
Associated Estates Realty Corp.	9,302	149,576
BioMed Realty Trust, Inc.	28,348	573,480
Brandywine Realty Trust	30,537	412,860
Camden Property Trust	12,334	852,773
Campus Crest Communities, Inc.	8,198	94,605
CapLease, Inc.	17,553	148,147
CBL & Associates Properties, Inc.	28,065	601,152
Cedar Realty Trust, Inc.	11,890	61,590
Chesapeake Lodging Trust	7,135	148,337
Colonial Properties Trust	12,051	290,670
CommonWealth REIT	22,884	529,078
Coresite Realty Corp.	3,284	104,464
Corporate Office Properties Trust	15,354	391,527
DCT Industrial Trust, Inc.	49,328	352,695
DiamondRock Hospitality Co.	28,319	263,933
Digital Realty Trust, Inc.(a)	21,760	1,327,360
Duke Realty Corp.	56,114	874,817
DuPont Fabros Technology, Inc.	9,867	238,288
EastGroup Properties, Inc.	4,915	276,567
Education Realty Trust, Inc.	16,955	173,450
EPR Properties	12,553	631,039
Equity One, Inc.	20,969	474,529
Excel Trust, Inc.	9,324	119,440
First Potomac Realty Trust	14,200	185,452
Franklin Street Properties Corp.	21,406	282,559
Glimcher Realty Trust	21,337	233,000
Government Properties Income Trust	16,616	419,056
HCP, Inc.	83,781	3,807,009
Health Care REIT, Inc.	55,659	3,730,823
Healthcare Realty Trust, Inc.	18,536	472,668
Healthcare Trust of America, Inc. Class A	9,585	107,640
Hersha Hospitality Trust	45,360	255,830
Highwoods Properties, Inc.	16,708	594,972
Home Properties, Inc.	9,330	609,902
Hospitality Properties Trust	41,705	1,096,007
Inland Real Estate Corp.	25,483	260,436
Investors Real Estate Trust	22,764	195,770
Kimco Realty Corp.	73,570	1,576,605
Kite Realty Group Trust	17,434	105,127
LaSalle Hotel Properties	12,239	302,303
Lexington Realty Trust	43,228	504,903
Liberty Property Trust	26,500	979,440
LTC Properties, Inc.	6,887	268,937
Macerich Co. (The)	22,785	1,389,202
Mack-Cali Realty Corp.	25,080	614,209
Medical Properties Trust, Inc.	38,069	545,148
Mid-America Apartment Communities, Inc.	7,176	486,318
Monmouth Real Estate Investment Corp. Class A	10,393	102,579
National Health Investors, Inc.	5,521	330,487
National Retail Properties, Inc.	23,321	802,242
Omega Healthcare Investors, Inc.(a)	35,631	1,105,274
One Liberty Properties, Inc.	4,680	102,773
Parkway Properties, Inc.	5,281	88,510
Pennsylvania Real Estate Investment Trust	8,769	165,559
Piedmont Office Realty Trust, Inc. Class A	32,572	582,387
Plum Creek Timber Co., Inc.	25,754	1,201,939
Prologis, Inc.	60,454	2,280,325

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    13

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

June 30, 2013

Investments	Shares	Value
Ramco-Gershenson Properties Trust	10,024	$155,673
Rayonier, Inc.	17,794	985,610
Realty Income Corp.	35,760	1,499,059
Regency Centers Corp.	15,145	769,517
Retail Opportunity Investments Corp.	9,333	129,729
Retail Properties of America, Inc. Class A	32,466	463,615
RLJ Lodging Trust	15,330	344,772
Sabra Health Care REIT, Inc.	9,830	256,661
Saul Centers, Inc.	2,833	125,955
Select Income REIT	9,796	274,680
Senior Housing Properties Trust	50,876	1,319,215
STAG Industrial, Inc.	8,153	162,652
Summit Hotel Properties, Inc.	9,251	87,422
Sun Communities, Inc.	7,776	386,934
UDR, Inc.	40,924	1,043,153
Universal Health Realty Income Trust	2,691	116,063
Urstadt Biddle Properties, Inc. Class A	5,516	111,258
Ventas, Inc.	47,871	3,325,120
Vornado Realty Trust	26,847	2,224,274
Washington Real Estate Investment Trust	12,812	344,771
Weingarten Realty Investors	21,727	668,540
Whitestone REIT Class B	5,429	85,561
Winthrop Realty Trust	9,646	116,041

Total Real Estate Investment Trusts (REITs)		50,907,544

Retail - 3.7%
Best Buy Co., Inc.	79,196	2,164,426
Cato Corp. (The) Class A	4,376	109,225
Cracker Barrel Old Country Store, Inc.	2,871	271,769
Darden Restaurants, Inc.	23,529	1,187,744
GameStop Corp. Class A	18,781	789,365
McDonald’s Corp.	142,917	14,148,783
PetMed Express, Inc.	4,115	51,849
Roundy’s, Inc.	18,451	153,697
Staples, Inc.	102,400	1,624,064
Walgreen Co.	115,154	5,089,807
Wendy’s Co. (The)	58,248	339,586

Total Retail		25,930,315

Savings & Loans - 0.8%
BankUnited, Inc.	14,525	377,795
Brookline Bancorp, Inc.	10,921	94,794
Dime Community Bancshares, Inc.	7,166	109,783
First Niagara Financial Group, Inc.	60,822	612,478
Flushing Financial Corp.	4,941	81,280
Hudson City Bancorp, Inc.	86,915	796,142
New York Community Bancorp, Inc.(a)	138,267	1,935,738
Northwest Bancshares, Inc.	16,626	224,617
OceanFirst Financial Corp.	2,456	38,191
Oritani Financial Corp.	7,715	120,971
People’s United Financial, Inc.	77,767	1,158,728
Provident Financial Services, Inc.	9,653	152,324

Total Savings & Loans		5,702,841

Semiconductors - 3.9%
Applied Materials, Inc.	163,248	2,434,028
Brooks Automation, Inc.	11,073	107,740
Intel Corp.	879,688	21,306,043
Intersil Corp. Class A	30,117	235,515
KLA-Tencor Corp.	23,299	1,298,453
Maxim Integrated Products, Inc.	38,659	1,073,947
Microchip Technology, Inc.	36,075	1,343,794

Total Semiconductors		27,799,520

Software - 6.1%
CA, Inc.	85,055	2,435,125
Computer Programs & Systems, Inc.	1,547	76,020
ManTech International Corp. Class A	2,979	77,811
Microsoft Corp.	1,174,768	40,564,739
Quality Systems, Inc.	8,950	167,454

Total Software		43,321,149

Telecommunications - 11.8%
AT&T, Inc.	1,249,219	44,222,352
CenturyLink, Inc.	188,076	6,648,487
Comtech Telecommunications Corp.	3,580	96,266
Consolidated Communications Holdings, Inc.	15,892	276,680
Frontier Communications Corp.(a)	373,639	1,513,238
Lumos Networks Corp.	4,816	82,354
NTELOS Holdings Corp.	11,030	181,554
USA Mobility, Inc.	3,863	52,421
Verizon Communications, Inc.	561,648	28,273,360
Windstream Corp.(a)	278,256	2,145,354

Total Telecommunications		83,492,066

Toys/Games/Hobbies - 0.4%
Hasbro, Inc.(a)	22,109	991,146
Mattel, Inc.	47,344	2,145,157

Total Toys/Games/Hobbies		3,136,303

Transportation - 0.4%
Norfolk Southern Corp.	42,113	3,059,509

Trucking & Leasing - 0.1%
TAL International Group, Inc.*	9,596	418,098

Water - 0.0%
California Water Service Group	6,088	118,777
Middlesex Water Co.	2,729	54,362

Total Water		173,139

TOTAL COMMON STOCKS (Cost: $611,858,843)		705,396,362

EXCHANGE-TRADED FUNDS - 0.1%
WisdomTree Total Dividend Fund(b) (Cost: $635,811)	10,418	628,726

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $17,205,936)(d)	17,205,936	17,205,936

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $629,700,590)(e)		723,231,024
Liabilities in Excess of Other Assets - (2.2)%		(15,773,862)

NET ASSETS - 100.0%		$707,457,162

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

14    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

June 30, 2013

(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $16,755,040 and the total market value of the collateral held by the Fund was $17,249,400. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $43,464.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    15

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 100.1%

COMMON STOCKS - 99.8%

Advertising - 0.1%
Omnicom Group, Inc.	32,986	$2,073,830

Aerospace/Defense - 2.6%
Boeing Co. (The)	93,720	9,600,677
General Dynamics Corp.	54,637	4,279,716
Lockheed Martin Corp.	85,407	9,263,243
Northrop Grumman Corp.	41,591	3,443,735
Raytheon Co.	59,373	3,925,743
Rockwell Collins, Inc.	15,991	1,013,989
United Technologies Corp.	125,594	11,672,706

Total Aerospace/Defense		43,199,809

Agriculture - 4.1%
Altria Group, Inc.	586,469	20,520,550
Archer-Daniels-Midland Co.	87,137	2,954,816
Lorillard, Inc.	109,635	4,788,857
Philip Morris International, Inc.	360,651	31,239,590
Reynolds American, Inc.	167,671	8,110,246

Total Agriculture		67,614,059

Apparel - 0.6%
Coach, Inc.	30,095	1,718,123
NIKE, Inc. Class B	66,563	4,238,732
Ralph Lauren Corp.	3,295	572,473
VF Corp.	13,310	2,569,629

Total Apparel		9,098,957

Auto Manufacturers - 0.4%
Ford Motor Co.	340,777	5,271,820
PACCAR, Inc.	33,225	1,782,854

Total Auto Manufacturers		7,054,674

Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.	93,846	3,358,748

Banks - 6.3%
Bank of America Corp.	207,215	2,664,785
Bank of New York Mellon Corp. (The)	124,830	3,501,481
BB&T Corp.	99,979	3,387,289
Capital One Financial Corp.	10,987	690,093
Citigroup, Inc.	15,820	758,885
Fifth Third Bancorp	126,659	2,286,195
Goldman Sachs Group, Inc. (The)	39,440	5,965,300
JPMorgan Chase & Co.	558,282	29,471,707
M&T Bank Corp.	19,281	2,154,652
Morgan Stanley	109,509	2,675,305
Northern Trust Corp.	30,741	1,779,904
PNC Financial Services Group, Inc.	77,175	5,627,601
Regions Financial Corp.	40,983	390,568
State Street Corp.	50,464	3,290,757
SunTrust Banks, Inc.	20,169	636,735
U.S. Bancorp	242,407	8,763,013
Wells Fargo & Co.	712,876	29,420,393

Total Banks		103,464,663

Beverages - 3.1%
Beam, Inc.	11,298	713,017
Brown-Forman Corp. Class B	10,973	741,226
Coca-Cola Co. (The)	662,692	26,580,576
Coca-Cola Enterprises, Inc.	30,563	1,074,595
Dr. Pepper Snapple Group, Inc.	33,568	1,541,778
PepsiCo, Inc.	253,658	20,746,688

Total Beverages		51,397,880

Biotechnology - 0.4%
Amgen, Inc.	66,260	6,537,212

Chemicals - 2.3%
Air Products & Chemicals, Inc.	34,217	3,133,251
CF Industries Holdings, Inc.	2,629	450,874
Dow Chemical Co. (The)	251,818	8,100,985
E.I. du Pont de Nemours & Co.	190,508	10,001,670
Eastman Chemical Co.	12,427	870,014
Ecolab, Inc.	17,121	1,458,538
FMC Corp.	4,358	266,099
Monsanto Co.	47,139	4,657,333
Mosaic Co. (The)	29,130	1,567,485
PPG Industries, Inc.	14,714	2,154,277
Praxair, Inc.	31,744	3,655,639
Sherwin-Williams Co. (The)	5,691	1,005,031
Sigma-Aldrich Corp.	7,113	571,601

Total Chemicals		37,892,797

Commercial Services - 0.9%
Automatic Data Processing, Inc.	77,833	5,359,580
Mastercard, Inc. Class A	1,615	927,818
Moody’s Corp.	14,713	896,463
Paychex, Inc.(a)	76,602	2,797,505
Visa, Inc. Class A	25,409	4,643,495

Total Commercial Services		14,624,861

Computers - 4.6%
Apple, Inc.	100,891	39,960,907
Dell, Inc.	283,825	3,789,064
Hewlett-Packard Co.	384,935	9,546,388
International Business Machines Corp.	104,957	20,058,332
Western Digital Corp.	32,287	2,004,700

Total Computers		75,359,391

Cosmetics/Personal Care - 2.7%
Colgate-Palmolive Co.	118,198	6,771,563
Estee Lauder Cos., Inc. (The) Class A	14,851	976,750
Procter & Gamble Co. (The)	472,131	36,349,366

Total Cosmetics/Personal Care		44,097,679

Distribution/Wholesale - 0.3%
Fastenal Co.	29,188	1,338,270
Genuine Parts Co.	25,908	2,022,637
W.W. Grainger, Inc.	5,922	1,493,410

Total Distribution/Wholesale		4,854,317

Diversified Financial Services - 1.9%
American Express Co.	84,335	6,304,885
Ameriprise Financial, Inc.	31,756	2,568,425
BlackRock, Inc.	26,422	6,786,491
Charles Schwab Corp. (The)	112,165	2,381,263
CME Group, Inc.	61,340	4,660,613
Discover Financial Services	26,789	1,276,228
Franklin Resources, Inc.	9,410	1,279,948
SLM Corp.	74,330	1,699,184
T. Rowe Price Group, Inc.	27,753	2,030,132
TD Ameritrade Holding Corp.	60,758	1,475,812

Total Diversified Financial Services		30,462,981

Electric - 5.3%
AES Corp. (The)	55,754	668,490
American Electric Power Co., Inc.	110,682	4,956,340

See Notes to Schedule of Investments.

16    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2013

Investments	Shares	Value
Consolidated Edison, Inc.	66,127	$3,855,865
Dominion Resources, Inc.	124,886	7,096,023
DTE Energy Co.	37,019	2,480,643
Duke Energy Corp.	176,841	11,936,768
Edison International	49,163	2,367,690
Entergy Corp.	49,365	3,439,753
Exelon Corp.	316,740	9,780,931
FirstEnergy Corp.	118,512	4,425,238
NextEra Energy, Inc.	77,384	6,305,248
Northeast Utilities	58,742	2,468,339
PG&E Corp.	101,709	4,651,153
PPL Corp.	151,863	4,595,374
Public Service Enterprise Group, Inc.	125,408	4,095,825
Southern Co. (The)	210,367	9,283,496
Wisconsin Energy Corp.	38,739	1,587,912
Xcel Energy, Inc.	101,355	2,872,401

Total Electric		86,867,489

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	8,133	344,026
Emerson Electric Co.	119,084	6,494,841

Total Electrical Components & Equipment		6,838,867

Electronics - 0.7%
Agilent Technologies, Inc.	17,435	745,521
Amphenol Corp. Class A	5,524	430,541
Honeywell International, Inc.	107,403	8,521,354
Thermo Fisher Scientific, Inc.	18,315	1,549,998

Total Electronics		11,247,414

Engineering & Construction - 0.0%
Fluor Corp.	9,884	586,220

Environmental Control - 0.4%
Republic Services, Inc.	60,316	2,047,125
Waste Management, Inc.	102,722	4,142,778

Total Environmental Control		6,189,903

Food - 1.9%
Campbell Soup Co.	53,771	2,408,403
ConAgra Foods, Inc.	71,851	2,509,755
General Mills, Inc.	110,388	5,357,130
Hershey Co. (The)	19,572	1,747,388
Hormel Foods Corp.	30,596	1,180,394
J.M. Smucker Co. (The)	13,934	1,437,292
Kellogg Co.	59,352	3,812,179
Kroger Co. (The)	64,675	2,233,875
McCormick & Co., Inc.	12,960	911,866
Mondelez International, Inc. Class A	189,908	5,418,075
Sysco Corp.	108,515	3,706,872
Whole Foods Market, Inc.	17,148	882,779

Total Food		31,606,008

Forest Products & Paper - 0.2%
International Paper Co.	71,726	3,178,179

Gas - 0.3%
CenterPoint Energy, Inc.	92,519	2,173,271
Sempra Energy	42,425	3,468,668

Total Gas		5,641,939

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc.	24,269	1,875,994

Healthcare-Products - 1.2%
Baxter International, Inc.	79,740	5,523,590
Becton Dickinson and Co.	26,213	2,590,631
C.R. Bard, Inc.	3,516	382,119
Medtronic, Inc.	133,687	6,880,870
St. Jude Medical, Inc.	41,340	1,886,344
Stryker Corp.	31,112	2,012,324
Zimmer Holdings, Inc.	9,345	700,314

Total Healthcare-Products		19,976,192

Healthcare-Services - 0.7%
Aetna, Inc.	26,871	1,707,383
Cigna Corp.	1,653	119,826
Humana, Inc.	12,680	1,069,939
Quest Diagnostics, Inc.	16,484	999,425
UnitedHealth Group, Inc.	85,186	5,577,979
WellPoint, Inc.	30,642	2,507,741

Total Healthcare-Services		11,982,293

Home Furnishings - 0.1%
Whirlpool Corp.	7,768	888,349

Household Products/Wares - 0.6%
Church & Dwight Co., Inc.	12,836	792,109
Clorox Co. (The)	23,376	1,943,481
Kimberly-Clark Corp.	73,526	7,142,316

Total Household Products/Wares		9,877,906

Insurance - 2.0%
Aflac, Inc.	63,923	3,715,205
Allstate Corp. (The)	55,344	2,663,153
Chubb Corp. (The)	30,068	2,545,256
CNA Financial Corp.	29,955	977,132
Hartford Financial Services Group, Inc.	41,124	1,271,554
Loews Corp.	12,614	560,062
Marsh & McLennan Cos., Inc.	76,016	3,034,559
MetLife, Inc.	130,102	5,953,468
Principal Financial Group, Inc.	47,723	1,787,226
Progressive Corp. (The)	60,850	1,546,807
Prudential Financial, Inc.	74,373	5,431,460
Travelers Cos., Inc. (The)	50,696	4,051,624

Total Insurance		33,537,506

Iron/Steel - 0.2%
Nucor Corp.	56,375	2,442,165

Leisure Time - 0.1%
Harley-Davidson, Inc.	15,218	834,251

Lodging - 0.5%
Las Vegas Sands Corp.	92,842	4,914,127
Marriott International, Inc. Class A	23,203	936,705
Starwood Hotels & Resorts Worldwide, Inc.	22,520	1,423,039
Wynn Resorts Ltd.	9,378	1,200,384

Total Lodging		8,474,255

Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	79,791	6,581,960

Machinery-Diversified - 0.5%
Cummins, Inc.	18,568	2,013,885
Deere & Co.	44,218	3,592,713
Rockwell Automation, Inc.	16,774	1,394,590
Roper Industries, Inc.	2,632	326,947

Total Machinery-Diversified		7,328,135

Media - 2.4%
CBS Corp. Class B	41,227	2,014,763
Comcast Corp. Class A	193,551	8,105,916

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    17

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2013

Investments	Shares	Value
Comcast Corp. Special Class A	49,716	$1,972,234
McGraw-Hill Cos., Inc. (The)	27,521	1,463,842
News Corp. Class A	55,797	1,818,982
News Corp. Class B	27,961	917,680
Time Warner Cable, Inc.	37,573	4,226,211
Time Warner, Inc.	109,607	6,337,477
Viacom, Inc. Class B	49,221	3,349,489
Walt Disney Co. (The)	142,144	8,976,394

Total Media		39,182,988

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.	641	144,872

Mining - 0.8%
Alcoa, Inc.	75,074	587,079
Freeport-McMoRan Copper & Gold, Inc.	186,166	5,140,043
Newmont Mining Corp.	84,149	2,520,263
Southern Copper Corp.	196,350	5,423,187

Total Mining		13,670,572

Miscellaneous Manufacturing - 3.6%
3M Co.	93,494	10,223,569
Danaher Corp.	6,577	416,324
Dover Corp.	20,354	1,580,692
General Electric Co.	1,807,410	41,913,838
Illinois Tool Works, Inc.	60,834	4,207,888
Parker Hannifin Corp.	14,929	1,424,226

Total Miscellaneous Manufacturing		59,766,537

Office/Business Equipment - 0.1%
Xerox Corp.	216,555	1,964,154

Oil & Gas - 9.2%
Anadarko Petroleum Corp.	12,975	1,114,942
Apache Corp.	17,445	1,462,414
Cabot Oil & Gas Corp.	1,762	125,137
Chesapeake Energy Corp.	70,689	1,440,642
Chevron Corp.	341,391	40,400,211
ConocoPhillips	289,171	17,494,845
Devon Energy Corp.	31,381	1,628,046
Diamond Offshore Drilling, Inc.(a)	37,610	2,587,192
EOG Resources, Inc.	8,004	1,053,967
EQT Corp.	12,664	1,005,142
Exxon Mobil Corp.	625,843	56,544,915
Hess Corp.	13,245	880,660
HollyFrontier Corp.	17,947	767,773
Marathon Oil Corp.	81,044	2,802,502
Marathon Petroleum Corp.	40,556	2,881,909
Murphy Oil Corp.	21,810	1,328,011
Noble Energy, Inc.	18,508	1,111,220
Occidental Petroleum Corp.	118,902	10,609,625
Phillips 66	63,827	3,760,049
Pioneer Natural Resources Co.	653	94,522
Range Resources Corp.	2,264	175,052
Valero Energy Corp.	60,575	2,106,193

Total Oil & Gas		151,374,969

Oil & Gas Services - 0.3%
Baker Hughes, Inc.	33,654	1,552,459
Halliburton Co.	50,943	2,125,342
National Oilwell Varco, Inc.	16,996	1,171,024

Total Oil & Gas Services		4,848,825

Pharmaceuticals - 9.5%
Abbott Laboratories	262,939	9,171,312
Allergan, Inc.	3,897	328,283
AmerisourceBergen Corp.	23,729	1,324,790
Bristol-Myers Squibb Co.	366,275	16,368,830
Cardinal Health, Inc.	46,596	2,199,331
Eli Lilly & Co.	247,712	12,167,614
Johnson & Johnson	509,821	43,773,231
McKesson Corp.	10,249	1,173,511
Mead Johnson Nutrition Co.	19,401	1,537,141
Merck & Co., Inc.	637,994	29,634,821
Perrigo Co.	1,624	196,504
Pfizer, Inc.	1,361,225	38,127,912

Total Pharmaceuticals		156,003,280

Pipelines - 1.2%
Kinder Morgan, Inc.	225,420	8,599,773
ONEOK, Inc.	32,713	1,351,374
Spectra Energy Corp.	154,674	5,330,066
Williams Cos., Inc. (The)	133,886	4,347,279

Total Pipelines		19,628,492

Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	25,776	1,886,030
AvalonBay Communities, Inc.	17,082	2,304,533
Boston Properties, Inc.	19,577	2,064,786
Digital Realty Trust, Inc.(a)	27,908	1,702,388
Equity Residential	41,183	2,391,085
General Growth Properties, Inc.	111,100	2,207,557
HCP, Inc.	108,752	4,941,691
Health Care REIT, Inc.	71,864	4,817,044
Host Hotels & Resorts, Inc.	86,954	1,466,914
Kimco Realty Corp.	95,635	2,049,458
Macerich Co. (The)	28,994	1,767,764
Prologis, Inc.	76,771	2,895,802
Public Storage	28,345	4,346,139
Simon Property Group, Inc.	46,439	7,333,647
Ventas, Inc.	61,725	4,287,418
Vornado Realty Trust	34,126	2,827,339
Weyerhaeuser Co.	70,335	2,003,844

Total Real Estate Investment Trusts (REITs)		51,293,439

Retail - 6.5%
Costco Wholesale Corp.	25,370	2,805,161
CVS Caremark Corp.	89,030	5,090,735
Family Dollar Stores, Inc.	7,791	485,457
Gap, Inc. (The)	39,926	1,666,112
Home Depot, Inc. (The)	149,876	11,610,894
Kohl’s Corp.	35,141	1,774,972
L Brands, Inc.	32,254	1,588,509
Lowe’s Cos., Inc.	108,757	4,448,161
Macy’s, Inc.	43,295	2,078,160
McDonald’s Corp.	184,111	18,226,989
Nordstrom, Inc.	21,958	1,316,163
PetSmart, Inc.	5,071	339,706
PVH Corp.	491	61,400
Ross Stores, Inc.	13,146	851,992
Staples, Inc.	128,172	2,032,808
Starbucks Corp.	61,142	4,004,190
Target Corp.	81,545	5,615,189
TJX Cos., Inc. (The)	41,028	2,053,862
Walgreen Co.	148,701	6,572,584
Wal-Mart Stores, Inc.	415,504	30,950,893
Yum! Brands, Inc.	47,519	3,294,967

Total Retail		106,868,904

See Notes to Schedule of Investments.

18    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

June 30, 2013

Investments	Shares	Value
Semiconductors - 3.3%
Altera Corp.	19,496	$643,173
Analog Devices, Inc.	44,720	2,015,083
Applied Materials, Inc.	207,180	3,089,054
Intel Corp.	1,130,743	27,386,595
KLA-Tencor Corp.	29,190	1,626,759
Linear Technology Corp.	35,748	1,316,956
Maxim Integrated Products, Inc.	49,168	1,365,887
QUALCOMM, Inc.	145,112	8,863,441
Texas Instruments, Inc.	161,310	5,624,880
Xilinx, Inc.	33,541	1,328,559

Total Semiconductors		53,260,387

Software - 4.0%
Activision Blizzard, Inc.	96,858	1,381,195
CA, Inc.	110,062	3,151,075
Fidelity National Information Services, Inc.	36,364	1,557,834
Intuit, Inc.	17,052	1,040,684
Microsoft Corp.	1,509,662	52,128,629
Oracle Corp.	179,442	5,512,458

Total Software		64,771,875

Telecommunications - 7.7%
AT&T, Inc.	1,605,287	56,827,160
CenturyLink, Inc.	242,523	8,573,188
Cisco Systems, Inc.	783,364	19,043,579
Corning, Inc.	223,949	3,186,794
Motorola Solutions, Inc.	28,409	1,640,051
Verizon Communications, Inc.	721,867	36,338,785

Total Telecommunications		125,609,557

Toys/Games/Hobbies - 0.2%
Mattel, Inc.	61,501	2,786,610

Transportation - 1.8%
C.H. Robinson Worldwide, Inc.	17,535	987,396
CSX Corp.	154,792	3,589,626
Expeditors International of Washington, Inc.	15,481	588,433
FedEx Corp.	9,947	980,575
Kansas City Southern	5,377	569,747
Norfolk Southern Corp.	54,637	3,969,378
Union Pacific Corp.	55,157	8,509,622
United Parcel Service, Inc. Class B	116,048	10,035,831

Total Transportation		29,230,608

TOTAL COMMON STOCKS (Cost: $1,461,029,968)		1,637,452,952

EXCHANGE-TRADED FUNDS - 0.0%
WisdomTree Total Dividend Fund(a)(b) (Cost: $665,054)	10,976	662,402

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $4,117,421)(d)	4,117,421	4,117,421

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $1,465,812,443)(e)		1,642,232,775
Liabilities in Excess of Other Assets - (0.1)%		(1,534,185)

NET ASSETS - 100.0%		$1,640,698,590

(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $4,027,890 and the total market value of the collateral held by the Fund was $4,117,421.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    19

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 101.3%

COMMON STOCKS - 99.6%

Advertising - 0.9%
Omnicom Group, Inc.	157,976	$9,931,951

Aerospace/Defense - 3.9%
Lockheed Martin Corp.	173,384	18,805,229
Northrop Grumman Corp.	156,596	12,966,149
Raytheon Co.	195,155	12,903,648

Total Aerospace/Defense		44,675,026

Agriculture - 6.2%
Altria Group, Inc.	527,413	18,454,181
Lorillard, Inc.	428,411	18,712,992
Philip Morris International, Inc.	144,913	12,552,364
Reynolds American, Inc.	420,826	20,355,354

Total Agriculture		70,074,891

Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	300,868	10,768,066

Chemicals - 4.2%
Air Products & Chemicals, Inc.	120,928	11,073,377
Dow Chemical Co. (The)	428,774	13,793,660
E.I. du Pont de Nemours & Co.	286,988	15,066,870
International Flavors & Fragrances, Inc.	102,732	7,721,337

Total Chemicals		47,655,244

Commercial Services - 3.5%
Iron Mountain, Inc.	330,077	8,783,349
Paychex, Inc.(a)	401,203	14,651,933
Western Union Co. (The)	938,589	16,059,258

Total Commercial Services		39,494,540

Computers - 2.0%
Hewlett-Packard Co.	927,314	22,997,387

Distribution/Wholesale - 1.1%
Genuine Parts Co.	156,598	12,225,606

Electric - 15.3%
Ameren Corp.	585,922	20,179,154
American Electric Power Co., Inc.	333,803	14,947,698
Duke Energy Corp.	246,839	16,661,632
Entergy Corp.	265,036	18,467,708
Exelon Corp.	760,143	23,473,216
FirstEnergy Corp.	406,654	15,184,460
PG&E Corp.	352,890	16,137,660
PPL Corp.	554,303	16,773,209
Public Service Enterprise Group, Inc.	503,618	16,448,164
Southern Co. (The)	340,613	15,031,252

Total Electric		173,304,153

Electrical Components & Equipment - 1.0%
Emerson Electric Co.	198,705	10,837,371

Environmental Control - 2.6%
Republic Services, Inc.	362,143	12,291,133
Waste Management, Inc.	420,409	16,955,095

Total Environmental Control		29,246,228

Food - 2.2%
ConAgra Foods, Inc.	367,367	12,832,129
Sysco Corp.	362,293	12,375,929

Total Food		25,208,058

Forest Products & Paper - 2.1%
International Paper Co.	269,453	11,939,462
MeadWestvaco Corp.	341,117	11,635,501

Total Forest Products & Paper		23,574,963

Healthcare-Products - 2.7%
Baxter International, Inc.	134,649	9,327,136
Becton, Dickinson and Co.	106,802	10,555,242
St. Jude Medical, Inc.	246,254	11,236,570

Total Healthcare-Products		31,118,948

Household Products/Wares - 2.2%
Clorox Co. (The)	146,709	12,197,386
Kimberly-Clark Corp.	132,472	12,868,330

Total Household Products/Wares		25,065,716

Housewares - 1.0%
Newell Rubbermaid, Inc.	414,995	10,893,619

Iron/Steel - 1.0%
Nucor Corp.	267,240	11,576,837

Media - 0.8%
Time Warner Cable, Inc.	81,603	9,178,705

Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	305,742	8,441,537
Newmont Mining Corp.	223,129	6,682,713
Southern Copper Corp.	389,401	10,755,256

Total Mining		25,879,506

Miscellaneous Manufacturing - 1.0%
General Electric Co.	499,214	11,576,773

Office/Business Equipment - 1.3%
Xerox Corp.	1,563,436	14,180,365

Oil & Gas - 7.1%
Chevron Corp.	100,868	11,936,719
ConocoPhillips	255,017	15,428,529
Diamond Offshore Drilling, Inc.(a)	240,581	16,549,567
Exxon Mobil Corp.	95,937	8,667,908
Marathon Oil Corp.	232,664	8,045,521
Marathon Petroleum Corp.	123,958	8,808,455
Occidental Petroleum Corp.	118,023	10,531,192

Total Oil & Gas		79,967,891

Pharmaceuticals - 7.7%
Abbott Laboratories	157,746	5,502,181
Bristol-Myers Squibb Co.	414,653	18,530,843
Cardinal Health, Inc.	211,841	9,998,895
Eli Lilly & Co.	268,795	13,203,210
Johnson & Johnson	162,599	13,960,750
Merck & Co., Inc.	287,276	13,343,970
Pfizer, Inc.	455,119	12,747,883

Total Pharmaceuticals		87,287,732

Pipelines - 4.0%
Kinder Morgan, Inc.	389,123	14,845,043
Spectra Energy Corp.	520,031	17,920,268
Williams Cos., Inc. (The)	399,723	12,979,006

Total Pipelines		45,744,317

Retail - 5.7%
Darden Restaurants, Inc.	259,541	13,101,630
Kohl’s Corp.	207,158	10,463,551

See Notes to Schedule of Investments.

20    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

June 30, 2013

Investments	Shares	Value
McDonald’s Corp.	129,384	$12,809,016
Staples, Inc.	1,007,508	15,979,077
Walgreen Co.	285,117	12,602,171

Total Retail		64,955,445

Semiconductors - 5.5%
Applied Materials, Inc.	964,954	14,387,464
Intel Corp.	711,924	17,242,799
KLA-Tencor Corp.	238,706	13,303,086
Microchip Technology, Inc.(a)	468,484	17,451,029

Total Semiconductors		62,384,378

Software - 2.9%
CA, Inc.	656,456	18,794,335
Microsoft Corp.	407,381	14,066,866

Total Software		32,861,201

Telecommunications - 5.1%
AT&T, Inc.	509,550	18,038,070
CenturyLink, Inc.	614,228	21,712,960
Verizon Communications, Inc.	351,306	17,684,744

Total Telecommunications		57,435,774

Toys/Games/Hobbies - 1.2%
Mattel, Inc.	292,075	13,233,918

Transportation - 2.1%
Norfolk Southern Corp.	173,359	12,594,531
United Parcel Service, Inc. Class B	133,652	11,558,225

Total Transportation		24,152,756

TOTAL COMMON STOCKS (Cost: $988,835,563)		1,127,487,365

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree LargeCap Dividend Fund(b)	12,811	767,123
WisdomTree MidCap Dividend Fund(a)(b)	11,836	775,968

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,541,980)		1,543,091

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $17,279,613)(d)	17,279,613	17,279,613

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $1,007,657,156)(e)		1,146,310,069
Liabilities in Excess of Other Assets - (1.3)%		(14,669,404)

NET ASSETS - 100.0%		$1,131,640,665

(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $16,883,575 and the total market value of the collateral held by the Fund was $17,279,613.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    21

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 108.8%

COMMON STOCKS - 99.6%

Advertising - 0.4%
Interpublic Group of Cos., Inc. (The)	179,852	$2,616,847

Aerospace/Defense - 1.1%
Alliant Techsystems, Inc.	10,822	890,975
Exelis, Inc.	131,335	1,811,110
L-3 Communications Holdings, Inc.	48,408	4,150,502
Triumph Group, Inc.	2,323	183,865

Total Aerospace/Defense		7,036,452

Airlines - 0.1%
Southwest Airlines Co.	56,853	732,835

Apparel - 0.2%
Columbia Sportswear Co.(a)	11,276	706,442
Wolverine World Wide, Inc.	11,997	655,156

Total Apparel		1,361,598

Auto Parts & Equipment - 0.5%
Allison Transmission Holdings, Inc.(a)	43,863	1,012,358
Dana Holding Corp.	39,628	763,235
Lear Corp.	22,990	1,389,976

Total Auto Parts & Equipment		3,165,569

Banks - 3.2%
Associated Banc-Corp.	46,792	727,615
Bank of Hawaii Corp.	20,065	1,009,671
BOK Financial Corp.	20,873	1,336,916
City National Corp.	11,962	758,032
Comerica, Inc.	42,201	1,680,866
Commerce Bancshares, Inc.	25,035	1,090,525
Cullen/Frost Bankers, Inc.(a)	23,806	1,589,527
East West Bancorp, Inc.	28,597	786,417
First Horizon National Corp.	11,566	129,539
First Republic Bank	18,022	693,486
Fulton Financial Corp.	71,866	825,022
Hancock Holding Co.	28,295	850,831
Huntington Bancshares, Inc.	237,937	1,874,943
KeyCorp	248,016	2,738,097
Prosperity Bancshares, Inc.	12,650	655,143
Susquehanna Bancshares, Inc.	56,814	730,060
Synovus Financial Corp.	146,819	428,711
TCF Financial Corp.	30,298	429,626
Valley National Bancorp(a)	150,650	1,426,655
Webster Financial Corp.	18,198	467,325
Zions Bancorp.	3,993	115,318

Total Banks		20,344,325

Beverages - 1.0%
Brown-Forman Corp. Class A	27,891	1,887,105
Molson Coors Brewing Co. Class B	90,445	4,328,698

Total Beverages		6,215,803

Building Materials - 0.8%
Eagle Materials, Inc.	6,882	456,070
Lennox International, Inc.	14,711	949,448
Martin Marietta Materials, Inc.	15,107	1,486,831
Masco Corp.	128,920	2,512,651

Total Building Materials		5,405,000

Chemicals - 3.7%
Airgas, Inc.	26,820	2,560,237
Albemarle Corp.	22,740	1,416,475
Ashland, Inc.	17,569	1,467,011
Cabot Corp.	24,634	921,804
Celanese Corp. Series A	21,041	942,637
Cytec Industries, Inc.	6,527	478,103
Huntsman Corp.	114,140	1,890,158
International Flavors & Fragrances, Inc.	32,591	2,449,539
Kronos Worldwide, Inc.(a)	81,159	1,318,022
NewMarket Corp.(a)	3,010	790,306
Rockwood Holdings, Inc.	43,576	2,790,171
RPM International, Inc.	80,054	2,556,925
Valhi, Inc.(a)	107,361	1,475,140
Valspar Corp.	23,171	1,498,469
Westlake Chemical Corp.	12,585	1,213,320

Total Chemicals		23,768,317

Coal - 0.5%
Consol Energy, Inc.	65,747	1,781,744
Peabody Energy Corp.	66,624	975,375
Walter Energy, Inc.(a)	18,133	188,583

Total Coal		2,945,702

Commercial Services - 5.9%
Aaron’s, Inc.	3,506	98,203
Booz Allen Hamilton Holding Corp.	67,082	1,165,885
Corrections Corp. of America	49,514	1,677,039
Equifax, Inc.	30,929	1,822,646
Global Payments, Inc.	2,899	134,282
H&R Block, Inc.	222,600	6,177,150
Iron Mountain, Inc.	107,695	2,865,764
Lender Processing Services, Inc.	26,021	841,779
Manpowergroup, Inc.	31,451	1,723,515
MAXIMUS, Inc.	4,169	310,507
Morningstar, Inc.	6,139	476,264
Rent-A-Center, Inc.	20,834	782,317
Robert Half International, Inc.	53,796	1,787,641
Rollins, Inc.	41,649	1,078,709
SAIC, Inc.	276,488	3,851,478
SEI Investments Co.	40,337	1,146,781
Service Corp. International	68,897	1,242,213
Sotheby’s(a)	12,467	472,624
Total System Services, Inc.	66,273	1,622,363
Towers Watson & Co. Class A	9,883	809,813
Weight Watchers International, Inc.	14,141	650,486
Western Union Co. (The)	427,246	7,310,179

Total Commercial Services		38,047,638

Computers - 0.9%
Computer Sciences Corp.	61,014	2,670,583
Diebold, Inc.	46,832	1,577,770
DST Systems, Inc.	11,440	747,375
Jack Henry & Associates, Inc.	19,982	941,752

Total Computers		5,937,480

Cosmetics/Personal Care - 0.4%
Avon Products, Inc.	138,852	2,920,058

Distribution/Wholesale - 0.4%
Pool Corp.	14,601	765,239
Watsco, Inc.	19,466	1,634,365

Total Distribution/Wholesale		2,399,604

Diversified Financial Services - 2.8%
CBOE Holdings, Inc.	30,791	1,436,092
Eaton Vance Corp.	42,767	1,607,612
Federated Investors, Inc. Class B(a)	72,865	1,997,230
Legg Mason, Inc.(a)	37,607	1,166,193

See Notes to Schedule of Investments.

22    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2013

Investments	Shares	Value
LPL Financial Holdings, Inc.	32,772	$1,237,471
NASDAQ OMX Group, Inc. (The)	52,175	1,710,818
NYSE Euronext	145,964	6,042,910
Raymond James Financial, Inc.	32,191	1,383,569
Waddell & Reed Financial, Inc. Class A	40,183	1,747,960

Total Diversified Financial Services		18,329,855

Electric - 11.4%
Alliant Energy Corp.	87,683	4,420,977
Ameren Corp.	252,936	8,711,116
Cleco Corp.	39,395	1,829,110
CMS Energy Corp.	202,644	5,505,837
Great Plains Energy, Inc.	126,227	2,845,157
Hawaiian Electric Industries, Inc.	93,549	2,367,725
IDACORP, Inc.	33,975	1,622,646
Integrys Energy Group, Inc.	77,897	4,559,311
ITC Holdings Corp.	19,586	1,788,202
MDU Resources Group, Inc.	117,364	3,040,901
National Fuel Gas Co.	45,029	2,609,431
NRG Energy, Inc.	70,727	1,888,411
NV Energy, Inc.	169,423	3,974,664
OGE Energy Corp.	57,090	3,893,538
Pepco Holdings, Inc.	245,721	4,953,735
Pinnacle West Capital Corp.	90,169	5,001,674
Portland General Electric Co.	58,054	1,775,872
SCANA Corp.	110,130	5,407,383
TECO Energy, Inc.	221,596	3,809,235
Westar Energy, Inc.	113,547	3,628,962

Total Electric		73,633,887

Electrical Components & Equipment - 1.0%
Acuity Brands, Inc.(a)	6,457	487,633
Energizer Holdings, Inc.	24,060	2,418,270
Hubbell, Inc. Class B	19,929	1,972,971
Molex, Inc.	61,121	1,793,290

Total Electrical Components & Equipment		6,672,164

Electronics - 1.1%
FEI Co.	4,857	354,512
FLIR Systems, Inc.	39,052	1,053,232
Gentex Corp.	79,076	1,822,702
Jabil Circuit, Inc.	70,437	1,435,506
National Instruments Corp.	52,925	1,478,725
PerkinElmer, Inc.	19,928	647,660
Woodward, Inc.	12,032	481,280

Total Electronics		7,273,617

Engineering & Construction - 0.4%
EMCOR Group, Inc.	7,610	309,346
KBR, Inc.	18,565	603,363
URS Corp.	30,430	1,436,905

Total Engineering & Construction		2,349,614

Entertainment - 1.8%
Cinemark Holdings, Inc.	72,441	2,022,553
International Game Technology	103,667	1,732,275
Regal Entertainment Group Class A(a)	155,804	2,788,892
Six Flags Entertainment Corp.	125,284	4,404,985
Vail Resorts, Inc.	9,631	592,499

Total Entertainment		11,541,204

Environmental Control - 0.5%
Covanta Holding Corp.	85,329	1,708,286
Waste Connections, Inc.	29,519	1,214,412

Total Environmental Control		2,922,698

Food - 2.0%
Flowers Foods, Inc.	109,123	2,406,162
Harris Teeter Supermarkets, Inc.	15,558	729,048
Hillshire Brands Co.	43,003	1,422,539
Ingredion, Inc.	24,083	1,580,327
Lancaster Colony Corp.	12,178	949,762
Safeway, Inc.	181,408	4,292,113
Tyson Foods, Inc. Class A	58,512	1,502,588

Total Food		12,882,539

Forest Products & Paper - 0.6%
MeadWestvaco Corp.	110,352	3,764,107

Gas - 4.2%
AGL Resources, Inc.	105,614	4,526,616
Atmos Energy Corp.	68,524	2,813,595
NiSource, Inc.	236,337	6,768,692
Piedmont Natural Gas Co., Inc.	52,852	1,783,227
Questar Corp.	117,711	2,807,407
Southwest Gas Corp.	25,105	1,174,663
UGI Corp.	72,503	2,835,592
Vectren Corp.	75,731	2,561,980
WGL Holdings, Inc.	40,805	1,763,592

Total Gas		27,035,364

Hand/Machine Tools - 0.7%
Kennametal, Inc.	24,898	966,789
Lincoln Electric Holdings, Inc.	22,822	1,307,016
Regal-Beloit Corp.	8,812	571,370
Snap-On, Inc.	21,881	1,955,724

Total Hand/Machine Tools		4,800,899

Healthcare-Products - 1.2%
Cooper Cos., Inc. (The)	754	89,764
DENTSPLY International, Inc.	14,991	614,031
Patterson Cos., Inc.	36,193	1,360,857
ResMed, Inc.(a)	45,138	2,037,078
STERIS Corp.	26,150	1,121,312
Techne Corp.	12,742	880,217
Teleflex, Inc.	15,387	1,192,338
West Pharmaceutical Services, Inc.	9,791	687,916

Total Healthcare-Products		7,983,513

Healthcare-Services - 0.1%
Universal Health Services, Inc. Class B	7,097	475,215

Holding Companies-Diversified - 0.3%
Leucadia National Corp.	71,474	1,874,048

Home Builders - 0.4%
D.R. Horton, Inc.	47,299	1,006,523
Lennar Corp. Class A	12,858	463,402
Thor Industries, Inc.	20,830	1,024,419

Total Home Builders		2,494,344

Home Furnishings - 0.2%
Harman International Industries, Inc.	18,861	1,022,266

Household Products/Wares - 1.2%
Avery Dennison Corp.	61,009	2,608,745
Scotts Miracle-Gro Co. (The) Class A(a)	35,982	1,738,291
Spectrum Brands Holdings, Inc.	23,676	1,346,454
Tupperware Brands Corp.	24,322	1,889,576

Total Household Products/Wares		7,583,066

Housewares - 0.7%
Newell Rubbermaid, Inc.	156,822	4,116,577

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    23

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2013

Investments	Shares	Value
Toro Co. (The)	11,802	$535,929

Total Housewares		4,652,506

Insurance - 4.2%
American Financial Group, Inc.	19,949	975,706
American National Insurance Co.	13,557	1,348,515
AmTrust Financial Services, Inc.	10,805	385,739
Arthur J. Gallagher & Co.	53,158	2,322,473
Assurant, Inc.	20,910	1,064,528
Brown & Brown, Inc.	22,455	723,949
Cincinnati Financial Corp.	74,406	3,415,235
CNO Financial Group, Inc.	23,072	299,013
Erie Indemnity Co. Class A	18,104	1,442,708
Fidelity National Financial, Inc. Class A	69,643	1,658,200
First American Financial Corp.	24,643	543,132
HCC Insurance Holdings, Inc.	20,093	866,209
Lincoln National Corp.	56,664	2,066,536
Mercury General Corp.	36,075	1,585,857
Old Republic International Corp.	192,637	2,479,238
ProAssurance Corp.	8,244	430,007
Protective Life Corp.	22,106	849,092
Reinsurance Group of America, Inc.	14,758	1,019,925
Torchmark Corp.	12,370	805,782
Unum Group	75,858	2,227,949
W.R. Berkley Corp.	14,148	578,087

Total Insurance		27,087,880

Internet - 0.4%
Expedia, Inc.	20,649	1,242,037
IAC/InterActiveCorp	33,275	1,582,559

Total Internet		2,824,596

Iron/Steel - 1.4%
Allegheny Technologies, Inc.	51,374	1,351,650
Carpenter Technology Corp.	14,733	664,016
Cliffs Natural Resources, Inc.(a)	194,548	3,161,405
Reliance Steel & Aluminum Co.	24,468	1,604,122
Steel Dynamics, Inc.	124,718	1,859,546
United States Steel Corp.(a)	22,681	397,598

Total Iron/Steel		9,038,337

Leisure Time - 0.4%
Brunswick Corp.	3,188	101,857
Polaris Industries, Inc.	24,070	2,286,650

Total Leisure Time		2,388,507

Lodging - 0.6%
Choice Hotels International, Inc.	25,675	1,019,041
Wyndham Worldwide Corp.	48,244	2,761,004

Total Lodging		3,780,045

Machinery-Construction & Mining - 0.2%
Joy Global, Inc.	23,372	1,134,243

Machinery-Diversified - 1.3%
Babcock & Wilcox Co. (The)	29,204	876,996
Flowserve Corp.	29,076	1,570,395
Gardner Denver, Inc.	2,510	188,702
Graco, Inc.	20,253	1,280,192
IDEX Corp.	28,112	1,512,706
Manitowoc Co., Inc. (The)	14,158	253,570
Nordson Corp.	12,032	833,938
Wabtec Corp.	4,072	217,567
Xylem, Inc.	53,746	1,447,917

Total Machinery-Diversified		8,181,983

Media - 2.2%
Cablevision Systems Corp. Class A	165,277	2,779,959
Factset Research Systems, Inc.(a)	12,043	1,227,663
Gannett Co., Inc.	193,215	4,726,039
John Wiley & Sons, Inc. Class A	26,046	1,044,184
Scripps Networks Interactive, Inc. Class A	18,339	1,224,312
Viacom, Inc. Class A	20,722	1,418,214
Washington Post Co. (The) Class B(a)	3,258	1,576,123

Total Media		13,996,494

Metal Fabricate/Hardware - 0.4%
Timken Co. (The)	36,600	2,059,848
Valmont Industries, Inc.	3,488	499,098

Total Metal Fabricate/Hardware		2,558,946

Mining - 0.3%
Compass Minerals International, Inc.	17,075	1,443,350
Royal Gold, Inc.	13,013	547,587
Vulcan Materials Co.	1,951	94,448

Total Mining		2,085,385

Miscellaneous Manufacturing - 2.5%
A.O. Smith Corp.	19,941	723,460
Actuant Corp. Class A	1,964	64,753
Aptargroup, Inc.	24,020	1,326,144
Carlisle Cos., Inc.	16,736	1,042,820
CLARCOR, Inc.	11,582	604,696
Crane Co.	28,109	1,684,291
Donaldson Co., Inc.	31,762	1,132,633
ITT Corp.	28,387	834,862
Leggett & Platt, Inc.	117,489	3,652,733
Pall Corp.	36,539	2,427,286
SPX Corp.	15,767	1,134,909
Textron, Inc.	17,946	467,493
Trinity Industries, Inc.	19,455	747,850

Total Miscellaneous Manufacturing		15,843,930

Office/Business Equipment - 1.2%
Pitney Bowes, Inc.(a)	538,538	7,905,738

Oil & Gas - 0.9%
Cimarex Energy Co.	14,177	921,363
Energen Corp.	17,559	917,633
Helmerich & Payne, Inc.	10,169	635,054
Patterson-UTI Energy, Inc.	31,328	606,353
QEP Resources, Inc.	9,529	264,716
SM Energy Co.	2,431	145,811
Tesoro Corp.	37,421	1,957,867
Western Refining, Inc.(a)	19,865	557,611

Total Oil & Gas		6,006,408

Oil & Gas Services - 0.9%
Lufkin Industries, Inc.	6,101	539,756
Oceaneering International, Inc.	28,741	2,075,100
RPC, Inc.(a)	110,392	1,524,514
Targa Resources Corp.	27,910	1,795,450

Total Oil & Gas Services		5,934,820

Packaging & Containers - 2.2%
Ball Corp.	27,319	1,134,831
Bemis Co., Inc.	60,717	2,376,463
Packaging Corp. of America	51,159	2,504,745
Rock-Tenn Co. Class A	17,926	1,790,449
Sealed Air Corp.	114,600	2,744,670

See Notes to Schedule of Investments.

24    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2013

Investments	Shares	Value
Silgan Holdings, Inc.	15,649	$734,877
Sonoco Products Co.	79,101	2,734,522

Total Packaging & Containers		14,020,557

Pharmaceuticals - 0.2%
Omnicare, Inc.	34,078	1,625,861

Real Estate - 0.5%
Jones Lang LaSalle, Inc.	2,389	217,733
Sovran Self Storage, Inc.	10,086	653,472
WP Carey, Inc.	40,445	2,676,246

Total Real Estate		3,547,451

Real Estate Investment Trusts (REITs) - 11.5%
Alexander’s, Inc.	1,913	561,867
Alexandria Real Estate Equities, Inc.	22,813	1,499,270
American Campus Communities, Inc.	34,580	1,406,023
Apartment Investment & Management Co. Class A	50,073	1,504,193
BioMed Realty Trust, Inc.	76,513	1,547,858
BRE Properties, Inc.	26,810	1,341,036
Camden Property Trust	31,489	2,177,149
CBL & Associates Properties, Inc.	74,275	1,590,970
Corporate Office Properties Trust	40,541	1,033,795
DDR Corp.	106,178	1,767,864
Douglas Emmett, Inc.	40,821	1,018,484
Duke Realty Corp.	151,497	2,361,838
EPR Properties	33,865	1,702,394
Equity Lifestyle Properties, Inc.	12,178	957,069
Equity One, Inc.	55,803	1,262,822
Essex Property Trust, Inc.	12,435	1,976,170
Extra Space Storage, Inc.	33,472	1,403,481
Federal Realty Investment Trust	20,126	2,086,664
Healthcare Realty Trust, Inc.	49,682	1,266,891
Highwoods Properties, Inc.	44,953	1,600,776
Home Properties, Inc.	25,143	1,643,598
Hospitality Properties Trust	113,274	2,976,841
Kilroy Realty Corp.	25,149	1,333,148
LaSalle Hotel Properties	31,557	779,458
Liberty Property Trust	71,326	2,636,209
Mack-Cali Realty Corp.	67,528	1,653,761
Mid-America Apartment Communities, Inc.	19,505	1,321,854
National Retail Properties, Inc.(a)	62,379	2,145,838
Omega Healthcare Investors, Inc.(a)	96,575	2,995,757
Piedmont Office Realty Trust, Inc. Class A	83,547	1,493,820
Plum Creek Timber Co., Inc.	68,768	3,209,403
Post Properties, Inc.	12,602	623,673
Rayonier, Inc.	47,925	2,654,566
Realty Income Corp.	97,735	4,097,051
Regency Centers Corp.	40,034	2,034,128
RLJ Lodging Trust	41,505	933,447
Senior Housing Properties Trust	133,400	3,459,062
SL Green Realty Corp.	17,373	1,532,125
Tanger Factory Outlet Centers, Inc.	26,242	878,057
Taubman Centers, Inc.	16,360	1,229,454
UDR, Inc.	106,820	2,722,842
Weingarten Realty Investors	57,828	1,779,368

Total Real Estate Investment Trusts (REITs)		74,200,074

Retail - 7.8%
Abercrombie & Fitch Co. Class A	23,938	1,083,194
Advance Auto Parts, Inc.	4,718	382,960
American Eagle Outfitters, Inc.	81,110	1,481,069
Best Buy Co., Inc.	377,059	10,305,022
Brinker International, Inc.(a)	36,254	1,429,495
Buckle, Inc. (The)	17,131	891,155
Burger King Worldwide, Inc.(a)	65,355	1,275,076
Casey’s General Stores, Inc.	9,991	601,059
Cheesecake Factory, Inc. (The)	15,666	656,249
Chico’s FAS, Inc.	36,363	620,353
Darden Restaurants, Inc.	107,433	5,423,218
Dick’s Sporting Goods, Inc.	20,737	1,038,094
Dillard’s, Inc. Class A	2,111	173,039
DSW, Inc. Class A	7,716	566,895
Dunkin’ Brands Group, Inc.	38,035	1,628,659
Foot Locker, Inc.	63,854	2,243,191
GameStop Corp. Class A(a)	86,164	3,621,473
GNC Holdings, Inc. Class A	25,179	1,113,164
Guess?, Inc.	52,567	1,631,154
HSN, Inc.	13,820	742,410
MSC Industrial Direct Co. Class A	15,109	1,170,343
Nu Skin Enterprises, Inc. Class A(a)	22,711	1,388,096
Penske Automotive Group, Inc.	31,393	958,742
Pier 1 Imports, Inc.	17,017	399,729
PriceSmart, Inc.(a)	4,778	418,696
Tiffany & Co.	54,026	3,935,254
Tractor Supply Co.	12,564	1,477,652
Wendy’s Co. (The)(a)	254,847	1,485,758
Williams-Sonoma, Inc.	38,236	2,137,010
World Fuel Services Corp.	5,083	203,218

Total Retail		50,481,427

Savings & Loans - 2.1%
BankUnited, Inc.	36,833	958,027
Capitol Federal Financial, Inc.	44,587	541,286
First Niagara Financial Group, Inc.	158,343	1,594,514
Hudson City Bancorp, Inc.	228,404	2,092,181
Investors Bancorp, Inc.	14,928	314,682
New York Community Bancorp, Inc.(a)	373,004	5,222,056
People’s United Financial, Inc.	202,758	3,021,094

Total Savings & Loans		13,743,840

Semiconductors - 1.6%
Microchip Technology, Inc.	165,682	6,171,654
NVIDIA Corp.	291,162	4,085,003

Total Semiconductors		10,256,657

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	9,508	537,012

Software - 0.7%
Broadridge Financial Solutions, Inc.	74,719	1,986,031
Dun & Bradstreet Corp. (The)(a)	15,929	1,552,281
Solera Holdings, Inc.	12,957	721,057

Total Software		4,259,369

Telecommunications - 3.3%
Frontier Communications Corp.(a)	1,749,054	7,083,669
Harris Corp.	65,999	3,250,451
Telephone & Data Systems, Inc.	43,380	1,069,317
Windstream Corp.(a)	1,293,064	9,969,523

Total Telecommunications		21,372,960

Textiles - 0.3%
Cintas Corp.	36,661	1,669,542

Toys/Games/Hobbies - 0.7%
Hasbro, Inc.(a)	100,415	4,501,604

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    25

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

June 30, 2013

Investments	Shares	Value
Transportation - 0.8%
Bristow Group, Inc.	10,683	$697,814
JB Hunt Transport Services, Inc.	22,085	1,595,420
Landstar System, Inc.	4,874	251,011
Ryder System, Inc.	24,745	1,504,249
Tidewater, Inc.	21,052	1,199,332

Total Transportation		5,247,826

Trucking & Leasing - 0.2%
GATX Corp.	25,673	1,217,670

Water - 1.0%
American Water Works Co., Inc.	93,178	3,841,729
Aqua America, Inc.	77,707	2,431,452

Total Water		6,273,181

TOTAL COMMON STOCKS (Cost: $553,905,859)		641,910,477

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree LargeCap Dividend Fund(a)(b) (Cost: $1,050,749)	18,350	1,098,798

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.0%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $57,790,119)(d)	57,790,119	57,790,119

TOTAL INVESTMENTS IN SECURITIES - 108.8% (Cost: $612,746,727)(e)		700,799,394
Liabilities in Excess of Other Assets - (8.8)%		(56,398,835)

NET ASSETS - 100.0%		$644,400,559

(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $56,939,292 and the total market value of the collateral held by the Fund was $58,635,680. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $845,561.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

26    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 108.4%

COMMON STOCKS - 99.6%

Advertising - 0.4%
Harte-Hanks, Inc.	255,664	$2,198,710
Marchex, Inc. Class B	61,576	370,688

Total Advertising		2,569,398

Aerospace/Defense - 0.7%
AAR Corp.	42,019	923,578
Cubic Corp.	8,912	428,667
Curtiss-Wright Corp.	34,108	1,264,043
HEICO Corp.	3,870	194,932
HEICO Corp. Class A	7,944	293,213
Kaman Corp.	30,995	1,071,187
National Presto Industries, Inc.	6,482	466,898

Total Aerospace/Defense		4,642,518

Agriculture - 2.2%
Alico, Inc.	4,283	171,791
Andersons, Inc. (The)	16,593	882,582
Griffin Land & Nurseries, Inc.	2,596	74,038
Limoneira Co.(a)	5,583	115,736
Universal Corp.	63,865	3,694,590
Vector Group Ltd.(a)	660,386	10,711,461

Total Agriculture		15,650,198

Airlines - 0.1%
SkyWest, Inc.	42,545	576,059

Apparel - 0.7%
Cherokee, Inc.	15,616	199,573
Jones Group, Inc. (The)	92,410	1,270,638
Oxford Industries, Inc.	13,925	868,920
R.G. Barry Corp.	19,714	320,155
True Religion Apparel, Inc.	58,524	1,852,870
Weyco Group, Inc.	20,732	522,446

Total Apparel		5,034,602

Auto Parts & Equipment - 0.9%
Cooper Tire & Rubber Co.	70,802	2,348,502
Douglas Dynamics, Inc.	91,831	1,191,967
Miller Industries, Inc.	25,382	390,375
Spartan Motors, Inc.	43,992	269,231
Standard Motor Products, Inc.	26,146	897,854
Superior Industries International, Inc.	60,947	1,048,898
Titan International, Inc.	2,907	49,041

Total Auto Parts & Equipment		6,195,868

Banks - 6.6%
1st Source Corp.	16,841	400,142
Access National Corp.	5,486	71,208
American National Bankshares, Inc.	8,234	191,358
Ames National Corp.(a)	6,005	136,674
Arrow Financial Corp.(a)	11,091	274,502
BancFirst Corp.	9,640	448,742
BancorpSouth, Inc.	6,036	106,837
Bank of Kentucky Financial Corp.	4,486	127,582
Bank of the Ozarks, Inc.	13,485	584,305
Banner Corp.	654	22,099
Bar Harbor Bankshares	3,075	112,391
BBCN Bancorp, Inc.	29,784	423,528
Boston Private Financial Holdings, Inc.	8,083	86,003
Bridge Bancorp, Inc.	9,111	204,997
Bryn Mawr Bank Corp.	8,687	207,880
C&F Financial Corp.	2,345	130,687
Camden National Corp.	5,217	185,047
CapitalSource, Inc.	24,754	232,193
Cardinal Financial Corp.	6,692	97,971
Cass Information Systems, Inc.(a)	12,333	568,551
Cathay General Bancorp	3,907	79,507
Center Bancorp, Inc.	7,018	89,058
Centerstate Banks, Inc.	3,344	29,026
Century Bancorp, Inc. Class A	1,222	42,770
Chemical Financial Corp.	22,719	590,467
City Holding Co.	13,616	530,343
CNB Financial Corp.	11,025	186,763
CoBiz Financial, Inc.	9,731	80,767
Columbia Banking System, Inc.	21,562	513,391
Community Bank System, Inc.	35,793	1,104,214
Community Trust Bancorp, Inc.	14,100	502,242
CVB Financial Corp.	80,104	942,023
Enterprise Bancorp, Inc.	5,824	107,686
Enterprise Financial Services Corp.	6,481	103,437
Financial Institutions, Inc.	10,954	201,663
First Bancorp	9,549	134,641
First Bancorp, Inc.	10,840	189,483
First Busey Corp.	65,101	292,954
First Citizens BancShares, Inc. Class A	1,444	277,320
First Commonwealth Financial Corp.	71,441	526,520
First Community Bancshares, Inc.	12,996	203,777
First Connecticut Bancorp, Inc.	3,614	50,307
First Financial Bancorp	104,965	1,563,979
First Financial Bankshares, Inc.	17,912	996,982
First Financial Corp.	9,325	288,982
First Interstate Bancsystem, Inc.	13,439	278,590
First Merchants Corp.	5,308	91,032
First Midwest Bancorp, Inc.	5,467	75,007
FirstMerit Corp.	134,009	2,684,200
FNB Corp.	141,594	1,710,456
German American Bancorp, Inc.	7,462	168,044
Glacier Bancorp, Inc.	62,737	1,392,134
Great Southern Bancorp, Inc.	8,919	240,456
Heartland Financial USA, Inc.	5,789	159,140
Heritage Financial Corp.	7,661	112,234
Home Bancshares, Inc.	20,050	520,699
Horizon Bancorp	3,914	79,885
Hudson Valley Holding Corp.	20,900	354,882
Iberiabank Corp.	21,691	1,162,855
Independent Bank Corp.	14,339	494,696
International Bancshares Corp.	33,052	746,314
Lakeland Bancorp, Inc.	18,581	193,800
Lakeland Financial Corp.	9,803	272,033
MainSource Financial Group, Inc.	4,762	63,954
MB Financial, Inc.	24,478	656,010
Mercantile Bank Corp.	4,393	78,942
Merchants Bancshares, Inc.	5,761	170,353
Midsouth Bancorp, Inc.	4,155	64,527
MidWestOne Financial Group, Inc.	3,417	82,213
National Bankshares, Inc.(a)	6,043	214,708
National Penn Bancshares, Inc.	142,778	1,450,624
NBT Bancorp, Inc.	37,717	798,469
Northrim BanCorp, Inc.	3,855	93,252
Old National Bancorp	68,758	950,923
Pacific Continental Corp.	11,907	140,503
PacWest Bancorp(a)	32,850	1,006,853
Park National Corp.(a)	20,666	1,421,614
Peapack-Gladstone Financial Corp.	2,619	45,833
Penns Woods Bancorp, Inc.	4,343	181,798

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    27

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2013

Investments	Shares	Value
Peoples Bancorp, Inc.	5,550	$116,994
PrivateBancorp, Inc.	4,499	95,424
Renasant Corp.(a)	20,942	509,728
Republic Bancorp, Inc. Class A	13,581	297,696
S&T Bancorp, Inc.	22,530	441,588
S.Y. Bancorp, Inc.	11,525	282,708
Sandy Spring Bancorp, Inc.	16,482	356,341
SCBT Financial Corp.(a)	6,235	314,182
Sierra Bancorp	6,998	103,570
Simmons First National Corp. Class A	12,062	314,698
Southside Bancshares, Inc.	15,703	374,988
StellarOne Corp.	11,943	234,680
Sterling Bancorp	28,609	332,437
Tompkins Financial Corp.	12,315	556,515
TowneBank	16,619	244,632
Trico Bancshares	8,096	172,688
TrustCo Bank Corp.	107,369	584,087
Trustmark Corp.	60,092	1,477,061
UMB Financial Corp.	18,309	1,019,262
Umpqua Holdings Corp.	75,631	1,135,221
Union First Market Bankshares Corp.	18,446	379,803
United Bankshares, Inc.(a)	56,344	1,490,299
Univest Corp. of Pennsylvania	18,427	351,403
Washington Banking Co.	15,002	213,028
Washington Trust Bancorp, Inc.	13,728	391,523
WesBanco, Inc.	20,161	532,855
West Bancorp., Inc.	15,515	182,301
Westamerica Bancorp.(a)	21,878	999,606
Wintrust Financial Corp.	11,759	450,135

Total Banks		46,353,485

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	7,125	435,694

Biotechnology - 0.9%
PDL BioPharma, Inc.(a)	776,738	5,996,417

Building Materials - 0.7%
AAON, Inc.	19,220	635,798
Apogee Enterprises, Inc.	28,298	679,152
Comfort Systems USA, Inc.	42,167	629,132
Griffon Corp.	37,277	419,366
LSI Industries, Inc.	55,941	452,563
Quanex Building Products Corp.	18,210	306,656
Simpson Manufacturing Co., Inc.	48,535	1,427,900
Universal Forest Products, Inc.	13,693	546,624

Total Building Materials		5,097,191

Chemicals - 2.9%
A. Schulman, Inc.	53,834	1,443,828
Aceto Corp.	40,683	566,714
American Vanguard Corp.	8,862	207,637
Axiall Corp.	17,254	734,675
Balchem Corp.	10,011	447,992
H.B. Fuller Co.	37,070	1,401,617
Hawkins, Inc.	12,013	473,192
Innophos Holdings, Inc.	44,909	2,118,358
KMG Chemicals, Inc.	4,843	102,187
Minerals Technologies, Inc.	6,178	255,398
Oil-Dri Corp. of America	8,820	242,285
Olin Corp.	209,631	5,014,373
PolyOne Corp.	59,701	1,479,391
Quaker Chemical Corp.	16,362	1,014,608
Sensient Technologies Corp.	83,042	3,360,710
Stepan Co.	16,441	914,284
Zep, Inc.	17,365	274,888

Total Chemicals		20,052,137

Coal - 0.1%
Arch Coal, Inc.(a)	226,341	855,569

Commercial Services - 8.9%
ABM Industries, Inc.	105,567	2,587,447
Arbitron, Inc.	46,797	2,173,721
Barrett Business Services, Inc.	6,425	335,449
Brink’s Co. (The)	43,921	1,120,425
Carriage Services, Inc. Class A	10,292	174,449
CDI Corp.	38,443	544,353
Chemed Corp.	14,060	1,018,366
Convergys Corp.	88,992	1,551,131
Corporate Executive Board Co. (The)	33,483	2,116,795
Deluxe Corp.	108,691	3,766,143
DeVry, Inc.(a)	58,867	1,826,054
Electro Rent Corp.	90,884	1,525,942
Forrester Research, Inc.	36,869	1,352,724
Geo Group, Inc. (The)	120,322	4,084,932
Great Lakes Dredge & Dock Corp.	37,851	295,995
Healthcare Services Group, Inc.	130,342	3,195,986
Heartland Payment Systems, Inc.(a)	20,943	780,127
Heidrick & Struggles International, Inc.	40,938	684,483
Insperity, Inc.	41,295	1,251,238
Intersections, Inc.	97,210	852,532
Kelly Services, Inc. Class A	29,134	508,971
Landauer, Inc.	23,827	1,151,082
Mac-Gray Corp.	18,901	268,394
Matthews International Corp. Class A	22,957	865,479
McGrath Rentcorp	55,614	1,899,774
Monro Muffler Brake, Inc.	24,203	1,162,954
Multi-Color Corp.	8,915	270,481
Quad Graphics, Inc.(a)	109,040	2,627,864
R.R. Donnelley & Sons Co.(a)	1,352,663	18,950,809
Resources Connection, Inc.	57,014	661,362
Stewart Enterprises, Inc. Class A	113,397	1,484,367
Universal Technical Institute, Inc.	69,545	718,400
Viad Corp.	20,086	492,509

Total Commercial Services		62,300,738

Computers - 1.8%
Digimarc Corp.	10,021	208,136
j2 Global, Inc.(a)	105,423	4,481,532
Lexmark International, Inc. Class A	222,863	6,812,922
MTS Systems Corp.	24,913	1,410,076

Total Computers		12,912,666

Cosmetics/Personal Care - 0.1%
Inter Parfums, Inc.	32,634	930,722

Distribution/Wholesale - 1.1%
Core-Mark Holding Co., Inc.	12,415	788,352
Houston Wire & Cable Co.	36,886	510,502
Owens & Minor, Inc.(a)	139,312	4,712,925
United Stationers, Inc.	49,274	1,653,143

Total Distribution/Wholesale		7,664,922

Diversified Financial Services - 3.9%
Asta Funding, Inc.	55,649	481,364
BGC Partners, Inc. Class A	569,217	3,352,688
Calamos Asset Management, Inc. Class A	77,724	816,102

See Notes to Schedule of Investments.

28    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2013

Investments	Shares	Value
California First National Bancorp	13,595	$224,317
Cohen & Steers, Inc.(a)	42,464	1,442,927
Evercore Partners, Inc. Class A	38,324	1,505,367
Federal Agricultural Mortgage Corp. Class C	2,615	75,521
FXCM, Inc. Class A	77,300	1,268,493
Gain Capital Holdings, Inc.	200,706	1,266,455
GAMCO Investors, Inc. Class A	13,714	759,893
GFI Group, Inc.	401,689	1,570,604
Greenhill & Co., Inc.	36,486	1,668,870
Horizon Technology Finance Corp.	69,644	956,909
Interactive Brokers Group, Inc. Class A	82,786	1,322,092
Janus Capital Group, Inc.	197,338	1,679,346
JMP Group, Inc.	90,426	600,429
Manning & Napier, Inc.	56,474	1,002,978
MarketAxess Holdings, Inc.	30,501	1,425,922
Marlin Business Services Corp.	36,829	838,965
Medley Capital Corp.	114,356	1,552,954
MicroFinancial, Inc.	51,011	400,436
Nelnet, Inc. Class A	32,886	1,186,856
Oppenheimer Holdings, Inc. Class A	43,431	826,926
Westwood Holdings Group, Inc.	22,323	958,103

Total Diversified Financial Services		27,184,517

Electric - 7.3%
ALLETE, Inc.	122,621	6,112,657
Avista Corp.	201,981	5,457,527
Black Hills Corp.	122,363	5,965,196
El Paso Electric Co.	85,516	3,019,570
Empire District Electric Co. (The)(a)	139,893	3,121,013
MGE Energy, Inc.	47,564	2,604,605
NorthWestern Corp.	114,568	4,571,263
Otter Tail Corp.	116,436	3,306,782
PNM Resources, Inc.	159,213	3,532,936
UIL Holdings Corp.	169,218	6,472,589
Unitil Corp.	49,780	1,437,646
UNS Energy Corp.	118,600	5,304,978

Total Electric		50,906,762

Electrical Components & Equipment - 1.2%
Belden, Inc.	13,432	670,660
Coleman Cable, Inc.	9,989	180,401
Encore Wire Corp.	3,325	113,382
Graham Corp.	2,594	77,898
Insteel Industries, Inc.	11,560	202,531
Littelfuse, Inc.	20,442	1,525,178
Molex, Inc. Class A	220,717	5,487,025

Total Electrical Components & Equipment		8,257,075

Electronics - 1.9%
American Science & Engineering, Inc.	16,923	947,688
Analogic Corp.	4,503	327,953
AVX Corp.	344,782	4,051,189
Badger Meter, Inc.	13,621	606,816
Bel Fuse, Inc. Class B	9,749	131,124
Brady Corp. Class A	75,366	2,315,997
CTS Corp.	30,910	421,612
Daktronics, Inc.	61,974	635,853
Electro Scientific Industries, Inc.	66,350	713,926
ESCO Technologies, Inc.	15,626	505,970
Mesa Laboratories, Inc.	2,475	133,972
Methode Electronics, Inc.	72,442	1,232,238
Park Electrochemical Corp.	22,892	549,637
Watts Water Technologies, Inc. Class A	19,687	892,609

Total Electronics		13,466,584

Energy-Alternate Sources - 0.2%
FutureFuel Corp.	105,670	1,497,344

Engineering & Construction - 0.3%
Granite Construction, Inc.	39,225	1,167,336
Michael Baker Corp.	16,100	436,471
VSE Corp.	4,820	197,957

Total Engineering & Construction		1,801,764

Entertainment - 1.0%
Churchill Downs, Inc.	12,992	1,024,419
International Speedway Corp. Class A	12,573	395,673
National CineMedia, Inc.	233,125	3,937,481
Speedway Motorsports, Inc.	86,330	1,502,142

Total Entertainment		6,859,715

Environmental Control - 0.7%
CECO Environmental Corp.(a)	18,069	222,249
Met-Pro Corp.	29,999	403,187
Mine Safety Appliances Co.	67,115	3,124,203
U.S. Ecology, Inc.	39,019	1,070,681

Total Environmental Control		4,820,320

Food - 2.7%
Arden Group, Inc. Class A	2,144	236,676
B&G Foods, Inc.	145,851	4,966,227
Calavo Growers, Inc.	26,390	717,544
Cal-Maine Foods, Inc.	16,122	749,834
Ingles Markets, Inc. Class A	33,056	834,664
J&J Snack Foods Corp.	12,603	980,513
Lifeway Foods, Inc.	8,810	152,942
Nash Finch Co.	26,811	590,110
Sanderson Farms, Inc.	21,073	1,399,669
Snyder’s-Lance, Inc.	125,678	3,570,512
Spartan Stores, Inc.	29,139	537,323
Tootsie Roll Industries, Inc.(a)	30,595	972,309
Village Super Market, Inc. Class A	16,991	562,232
Weis Markets, Inc.	57,684	2,599,818

Total Food		18,870,373

Forest Products & Paper - 1.0%
Buckeye Technologies, Inc.	47,434	1,756,955
Deltic Timber Corp.	3,621	209,366
Neenah Paper, Inc.	22,039	700,179
Orchids Paper Products Co.	24,666	647,483
PH Glatfelter Co.	59,730	1,499,223
Schweitzer-Mauduit International, Inc.	37,676	1,879,279
Wausau Paper Corp.	44,745	510,093

Total Forest Products & Paper		7,202,578

Gas - 2.4%
Chesapeake Utilities Corp.	20,148	1,037,421
Delta Natural Gas Co., Inc.	15,082	320,492
Laclede Group, Inc. (The)	72,382	3,304,962
New Jersey Resources Corp.	115,644	4,802,695
Northwest Natural Gas Co.	76,234	3,238,420
South Jersey Industries, Inc.	77,643	4,457,485

Total Gas		17,161,475

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	29,647	997,621
Hardinge, Inc.	6,224	91,991

Total Hand/Machine Tools		1,089,612

Healthcare-Products - 1.1%
Atrion Corp.	1,492	326,315

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    29

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2013

Investments	Shares	Value
Cantel Medical Corp.	6,726	$227,810
CONMED Corp.	42,831	1,338,040
CryoLife, Inc.	28,441	178,041
Female Health Co. (The)	64,281	633,811
Hill-Rom Holdings, Inc.	75,981	2,559,040
Invacare Corp.	6,544	93,972
Meridian Bioscience, Inc.(a)	105,607	2,270,550
Utah Medical Products, Inc.	6,653	361,258

Total Healthcare-Products		7,988,837

Healthcare-Services - 0.3%
Ensign Group, Inc. (The)	12,445	438,313
National Healthcare Corp.	23,054	1,101,981
U.S. Physical Therapy, Inc.	10,387	287,097

Total Healthcare-Services		1,827,391

Holding Companies-Diversified - 0.2%
Primoris Services Corp.	27,415	540,624
Resource America, Inc. Class A	65,994	560,949

Total Holding Companies-Diversified		1,101,573

Home Builders - 0.6%
KB Home(a)	41,016	805,144
Lennar Corp. Class B	10,867	308,080
M.D.C. Holdings, Inc.	89,969	2,924,892
Ryland Group, Inc. (The)	9,933	398,313

Total Home Builders		4,436,429

Home Furnishings - 0.4%
Bassett Furniture Industries, Inc.	11,944	185,490
Ethan Allen Interiors, Inc.	27,447	790,474
Flexsteel Industries, Inc.	12,915	314,868
Hooker Furniture Corp.	19,698	320,289
Kimball International, Inc. Class B	35,000	339,850
La-Z-Boy, Inc.	42,008	851,502

Total Home Furnishings		2,802,473

Household Products/Wares - 0.7%
American Greetings Corp. Class A	90,313	1,645,503
Blyth, Inc.(a)	13,660	190,694
CSS Industries, Inc.	18,340	457,216
Ennis, Inc.	79,191	1,369,212
WD-40 Co.	26,119	1,422,963

Total Household Products/Wares		5,085,588

Housewares - 0.0%
Lifetime Brands, Inc.	7,918	107,526

Insurance - 2.0%
American Equity Investment Life Holding Co.	25,983	407,933
Baldwin & Lyons, Inc. Class B	12,211	296,483
Crawford & Co. Class A	21,766	110,354
Crawford & Co. Class B	9,798	55,065
Donegal Group, Inc. Class A	15,848	221,397
Eastern Insurance Holdings, Inc.	2,862	53,662
EMC Insurance Group, Inc.	10,633	279,223
Employers Holdings, Inc.	8,377	204,818
FBL Financial Group, Inc. Class A	6,730	292,822
Hanover Insurance Group, Inc.	38,649	1,891,096
HCI Group, Inc.	9,298	285,635
Horace Mann Educators Corp.	25,731	627,322
Infinity Property & Casualty Corp.	4,132	246,928
Investors Title Co.	243	17,238
Kansas City Life Insurance Co.	7,197	275,429
Kemper Corp.	44,899	1,537,791
Meadowbrook Insurance Group, Inc.	15,805	126,914
National Interstate Corp.	6,482	189,599
National Western Life Insurance Co. Class A	201	38,160
Primerica, Inc.	18,142	679,236
Radian Group, Inc.	6,185	71,870
RLI Corp.	9,606	733,994
Safety Insurance Group, Inc.	18,481	896,513
Selective Insurance Group, Inc.	34,322	790,092
StanCorp Financial Group, Inc.	30,919	1,527,708
State Auto Financial Corp.	26,022	472,820
Stewart Information Services Corp.	893	23,388
Symetra Financial Corp.	63,168	1,010,056
United Fire Group, Inc.	16,164	401,352
Universal Insurance Holdings, Inc.	72,968	516,613

Total Insurance		14,281,511

Internet - 1.3%
Cogent Communications Group, Inc.	60,934	1,715,292
Earthlink, Inc.	207,200	1,286,712
Keynote Systems, Inc.	19,704	389,351
Nutrisystem, Inc.	168,847	1,989,018
PC-Tel, Inc.	25,603	217,113
United Online, Inc.	435,563	3,301,568

Total Internet		8,899,054

Investment Companies - 0.3%
Arlington Asset Investment Corp. Class A	76,098	2,034,861
Iron/Steel - 0.7%
Commercial Metals Co.	254,624	3,760,797
Schnitzer Steel Industries, Inc. Class A	42,738	999,214

Total Iron/Steel		4,760,011

Leisure Time - 0.3%
Callaway Golf Co.	29,195	192,103
Interval Leisure Group, Inc.	76,512	1,524,119
Marine Products Corp.	34,366	275,615

Total Leisure Time		1,991,837

Lodging - 0.4%
Ameristar Casinos, Inc.	97,630	2,566,693
Marcus Corp.	38,235	486,349

Total Lodging		3,053,042

Machinery-Diversified - 1.6%
Alamo Group, Inc.	5,806	237,001
Albany International Corp. Class A	48,797	1,609,325
Altra Holdings, Inc.	19,797	542,042
Applied Industrial Technologies, Inc.	59,150	2,858,720
Briggs & Stratton Corp.	71,839	1,422,412
Cognex Corp.	36,425	1,647,139
Global Power Equipment Group, Inc.	22,448	361,862
Gorman-Rupp Co. (The)	18,911	602,126
Lindsay Corp.(a)	5,038	377,749
NACCO Industries, Inc. Class A	7,723	442,373
Tennant Co.	20,927	1,010,146
Twin Disc, Inc.	15,309	362,823

Total Machinery-Diversified		11,473,718

Media - 2.9%
Belo Corp. Class A	270,163	3,768,774
CBS Corp. Class A	22,623	1,104,229
Courier Corp.	56,107	801,208
Fisher Communications, Inc.	13,962	573,559

See Notes to Schedule of Investments.

30    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2013

Investments	Shares	Value
Meredith Corp.	106,989	$5,103,375
Nexstar Broadcasting Group, Inc. Class A	49,673	1,761,404
Scholastic Corp.	33,951	994,425
Sinclair Broadcast Group, Inc. Class A	172,375	5,064,377
World Wrestling Entertainment, Inc. Class A(a)	114,115	1,176,526

Total Media		20,347,877

Metal Fabricate/Hardware - 1.4%
Ampco-Pittsburgh Corp.	26,256	492,825
CIRCOR International, Inc.	4,536	230,701
Dynamic Materials Corp.	10,081	166,437
Haynes International, Inc.	13,815	661,324
Kaydon Corp.	73,913	2,036,303
L.B. Foster Co. Class A	1,654	71,403
Mueller Industries, Inc.	19,411	978,897
Mueller Water Products, Inc. Class A	134,461	929,126
Olympic Steel, Inc.	2,690	65,905
Sun Hydraulics Corp.	23,776	743,713
Worthington Industries, Inc.	102,288	3,243,553

Total Metal Fabricate/Hardware		9,620,187

Mining - 1.0%
AMCOL International Corp.	56,460	1,789,217
Globe Specialty Metals, Inc.	82,571	897,547
Gold Resource Corp.(a)	165,001	1,437,159
Hecla Mining Co.(a)	306,557	913,540
Kaiser Aluminum Corp.	21,654	1,341,249
Materion Corp.	16,790	454,841
Noranda Aluminum Holding Corp.	114,172	368,775

Total Mining		7,202,328

Miscellaneous Manufacturing - 2.8%
AZZ, Inc.	26,568	1,024,462
Barnes Group, Inc.	67,967	2,038,330
Chase Corp.(a)	12,916	288,802
FreightCar America, Inc.	8,214	139,556
Harsco Corp.	199,034	4,615,598
Hillenbrand, Inc.	147,007	3,485,536
John Bean Technologies Corp.	31,275	657,088
Koppers Holdings, Inc.	34,329	1,310,681
Movado Group, Inc.	7,873	266,344
Myers Industries, Inc.	49,184	738,252
NL Industries, Inc.	44,150	498,895
Raven Industries, Inc.	40,062	1,201,059
Standex International Corp.	5,458	287,909
Sturm Ruger & Co., Inc.(a)	45,058	2,164,586
Tredegar Corp.	26,798	688,709

Total Miscellaneous Manufacturing		19,405,807

Office Furnishings - 1.4%
Herman Miller, Inc.	67,461	1,826,169
HNI Corp.	99,465	3,587,703
Interface, Inc. Class A	27,619	468,695
Knoll, Inc.	104,916	1,490,856
Steelcase, Inc. Class A	179,880	2,622,650

Total Office Furnishings		9,996,073

Oil & Gas - 1.2%
Adams Resources & Energy, Inc.	5,208	358,779
Alon USA Energy, Inc.	46,520	672,679
Berry Petroleum Co. Class A	38,593	1,633,256
Delek US Holdings, Inc.	61,361	1,765,970
EXCO Resources, Inc.(a)	313,675	2,396,477
Panhandle Oil and Gas, Inc. Class A	5,546	158,061
W&T Offshore, Inc.(a)	92,139	1,316,666

Total Oil & Gas		8,301,888

Oil & Gas Services - 0.3%
Bolt Technology Corp.	10,925	186,599
CARBO Ceramics, Inc.(a)	20,520	1,383,664
Gulf Island Fabrication, Inc.	15,309	293,167

Total Oil & Gas Services		1,863,430

Packaging & Containers - 0.6%
Greif, Inc. Class A	68,684	3,617,586
Greif, Inc. Class B	9,274	519,901

Total Packaging & Containers		4,137,487

Pharmaceuticals - 0.7%
Questcor Pharmaceuticals, Inc.	107,792	4,900,224

Pipelines - 0.3%
Crosstex Energy, Inc.	111,430	2,201,857

Private Equity - 0.6%
Fidus Investment Corp.	61,132	1,143,780
Gladstone Investment Corp.	149,559	1,099,258
Hercules Technology Growth Capital, Inc.	163,817	2,283,609

Total Private Equity		4,526,647

Real Estate - 0.1%
Consolidated-Tomoka Land Co.	223	8,509
Kennedy-Wilson Holdings, Inc.	21,603	359,474
Thomas Properties Group, Inc.	15,046	79,744

Total Real Estate		447,727

Real Estate Investment Trusts (REITs) - 9.8%
Acadia Realty Trust	38,155	942,047
Agree Realty Corp.	16,165	477,191
American Assets Trust, Inc.	28,975	894,169
Ashford Hospitality Trust, Inc.	68,217	781,085
Associated Estates Realty Corp.	54,213	871,745
Brandywine Realty Trust	176,873	2,391,323
Campus Crest Communities, Inc.	47,143	544,030
CapLease, Inc.	80,059	675,698
Cedar Realty Trust, Inc.	64,608	334,670
Chatham Lodging Trust	17,334	297,798
Chesapeake Lodging Trust	45,858	953,388
Colonial Properties Trust	79,895	1,927,067
CommonWealth REIT	121,673	2,813,080
Coresite Realty Corp. Class A	23,111	735,161
Cousins Properties, Inc.	65,559	662,146
CubeSmart	66,769	1,066,969
DCT Industrial Trust, Inc.	291,563	2,084,676
DiamondRock Hospitality Co.	158,477	1,477,006
DuPont Fabros Technology, Inc.	53,449	1,290,793
EastGroup Properties, Inc.	30,386	1,709,820
Education Realty Trust, Inc.	98,541	1,008,074
Excel Trust, Inc.	52,329	670,335
First Potomac Realty Trust	77,155	1,007,644
Franklin Street Properties Corp.	119,009	1,570,919
Getty Realty Corp.	20,799	429,499
Gladstone Commercial Corp.	21,302	397,069
Glimcher Realty Trust	120,528	1,316,166
Government Properties Income Trust	102,070	2,574,205
Healthcare Trust of America, Inc. Class A	53,892	605,207
Hersha Hospitality Trust	226,360	1,276,670
Hudson Pacific Properties, Inc.	27,097	576,624
Inland Real Estate Corp.	141,837	1,449,574
Investors Real Estate Trust	126,713	1,089,732

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    31

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2013

Investments	Shares	Value
Kite Realty Group Trust	80,290	$484,149
Lexington Realty Trust	263,712	3,080,156
LTC Properties, Inc.	38,478	1,502,566
Medical Properties Trust, Inc.	212,223	3,039,033
Monmouth Real Estate Investment Corp. Class A	55,589	548,663
National Health Investors, Inc.	30,533	1,827,705
One Liberty Properties, Inc.(a)	22,768	499,985
Parkway Properties, Inc.	30,652	513,728
Pebblebrook Hotel Trust	30,993	801,169
Pennsylvania Real Estate Investment Trust	48,161	909,280
Potlatch Corp.	31,531	1,275,114
PS Business Parks, Inc.	15,353	1,108,026
Ramco-Gershenson Properties Trust	55,431	860,843
Retail Opportunity Investments Corp.	52,360	727,804
Retail Properties of America, Inc. Class A	169,101	2,414,762
Rouse Properties, Inc.	18,716	367,208
Sabra Health Care REIT, Inc.	53,437	1,395,240
Saul Centers, Inc.	15,837	704,113
Select Income REIT	48,778	1,367,735
STAG Industrial, Inc.	49,236	982,258
Summit Hotel Properties, Inc.	51,884	490,304
Sun Communities, Inc.	43,507	2,164,908
Terreno Realty Corp.	9,538	176,739
UMH Properties, Inc.	27,342	280,802
Universal Health Realty Income Trust	14,860	640,912
Urstadt Biddle Properties, Inc. Class A	28,042	565,607
Washington Real Estate Investment Trust	75,182	2,023,148
Whitestone REIT Class B	31,554	497,291
Winthrop Realty Trust	45,615	548,749

Total Real Estate Investment Trusts (REITs)		68,699,577

Retail - 4.4%
bebe Stores, Inc.	139,445	782,286
Big 5 Sporting Goods Corp.	34,012	746,563
Bob Evans Farms, Inc.	52,383	2,460,953
Bon-Ton Stores, Inc. (The)(a)	19,116	345,044
Brown Shoe Co., Inc.	42,939	924,477
Cash America International, Inc.	15,204	691,174
Cato Corp. (The) Class A	68,900	1,719,744
CEC Entertainment, Inc.	34,290	1,407,262
Cracker Barrel Old Country Store, Inc.	50,543	4,784,400
Destination Maternity Corp.	28,577	702,994
Einstein Noah Restaurant Group, Inc.	35,073	498,037
Finish Line, Inc. (The) Class A	43,926	960,222
Fred’s, Inc. Class A	43,255	670,020
Group 1 Automotive, Inc.	14,634	941,405
Haverty Furniture Co., Inc.	12,658	291,261
Lithia Motors, Inc. Class A	16,564	883,027
Men’s Wearhouse, Inc. (The)	83,673	3,167,023
OfficeMax, Inc.	45,595	466,437
PetMed Express, Inc.(a)	70,165	884,079
Regis Corp.	52,994	870,162
Roundy’s, Inc.(a)	317,322	2,643,292
Shoe Carnival, Inc.	13,404	321,830
Sonic Automotive, Inc. Class A	14,316	302,640
Stage Stores, Inc.	33,372	784,242
Texas Roadhouse, Inc.	102,055	2,553,416
Winmark Corp.	941	61,043

Total Retail		30,863,033

Savings & Loans - 1.3%
Astoria Financial Corp.(a)	41,402	446,314
Bank Mutual Corp.	20,344	114,740
BankFinancial Corp.	3,577	30,404
Berkshire Hills Bancorp, Inc.	17,279	479,665
Brookline Bancorp, Inc.	65,546	568,939
Clifton Savings Bancorp, Inc.	13,133	155,626
Dime Community Bancshares, Inc.	33,046	506,265
ESB Financial Corp.	11,791	143,025
ESSA Bancorp, Inc.	5,786	63,415
EverBank Financial Corp.	13,912	230,383
First Defiance Financial Corp.	2,589	58,382
First Financial Holdings, Inc.	5,756	122,085
First PacTrust Bancorp, Inc.	9,591	130,246
Flushing Financial Corp.	24,358	400,689
Fox Chase Bancorp, Inc.	2,828	48,076
Heritage Financial Group, Inc.	2,137	31,521
Hingham Institution for savings	760	51,589
Home Federal Bancorp, Inc.	6,869	87,511
Northwest Bancshares, Inc.	88,970	1,201,985
OceanFirst Financial Corp.	14,629	227,481
Oritani Financial Corp.	41,322	647,929
Provident Financial Holdings, Inc.	3,064	48,656
Provident Financial Services, Inc.	49,149	775,571
Provident New York Bancorp(a)	26,607	248,509
Pulaski Financial Corp.	10,211	97,515
Rockville Financial, Inc.	19,953	260,985
SI Financial Group, Inc.(a)	2,377	26,266
Simplicity Bancorp, Inc.	4,376	63,452
Territorial Bancorp, Inc.	5,255	118,815
United Financial Bancorp, Inc.	9,108	137,986
ViewPoint Financial Group	17,321	360,450
Washington Federal, Inc.	47,091	889,078
Westfield Financial, Inc.	18,450	129,150
WSFS Financial Corp.	2,348	123,012

Total Savings & Loans		9,025,715

Semiconductors - 1.7%
Brooks Automation, Inc.	185,335	1,803,310
Cohu, Inc.	35,732	446,650
Intersil Corp. Class A	503,281	3,935,657
IXYS Corp.	26,092	288,578
Micrel, Inc.	68,540	677,175
MKS Instruments, Inc.	90,193	2,393,722
Power Integrations, Inc.	11,314	458,896
Richardson Electronics Ltd.	17,508	205,544
Tessera Technologies, Inc.	86,395	1,797,016

Total Semiconductors		12,006,548

Software - 1.7%
American Software, Inc. Class A	81,553	708,696
Blackbaud, Inc.	64,345	2,095,717
Computer Programs & Systems, Inc.	27,110	1,332,185
Ebix, Inc.(a)	45,551	421,802
EPIQ Systems, Inc.	71,085	957,515
Fair Isaac Corp.	5,166	236,758
ManTech International Corp. Class A(a)	53,048	1,385,614
Monotype Imaging Holdings, Inc.	24,237	615,862
Pegasystems, Inc.	12,921	427,943
Quality Systems, Inc.	157,315	2,943,364
Schawk, Inc.	41,142	540,194

Total Software		11,665,650

Telecommunications - 2.9%
ADTRAN, Inc.(a)	75,256	1,852,050
Atlantic Tele-Network, Inc.	29,847	1,482,202
Black Box Corp.	13,821	349,948

See Notes to Schedule of Investments.

32    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

June 30, 2013

Investments	Shares	Value
Comtech Telecommunications Corp.	49,733	$1,337,320
Consolidated Communications Holdings, Inc.	266,593	4,641,384
HickoryTech Corp.	51,223	544,501
InterDigital, Inc.	26,492	1,182,868
Lumos Networks Corp.	84,801	1,450,097
NTELOS Holdings Corp.	183,595	3,021,974
Plantronics, Inc.	32,716	1,436,887
Preformed Line Products Co.	4,560	302,374
Shenandoah Telecommunications Co.	33,633	560,998
Tellabs, Inc.	613,605	1,214,938
TESSCO Technologies, Inc.	17,998	475,147
USA Mobility, Inc.	60,469	820,564

Total Telecommunications		20,673,252

Textiles - 0.2%
Culp, Inc.	6,649	115,626
G&K Services, Inc. Class A	29,904	1,423,430
UniFirst Corp.	2,082	189,983

Total Textiles		1,729,039

Toys/Games/Hobbies - 0.1%
JAKKS Pacific, Inc.	45,528	512,190

Transportation - 1.3%
Arkansas Best Corp.	22,003	504,969
Celadon Group, Inc.	7,212	131,619
Con-way, Inc.	53,966	2,102,515
Forward Air Corp.	22,775	871,827
Heartland Express, Inc.	34,740	481,844
International Shipholding Corp.	28,521	665,395
Knight Transportation, Inc.	92,349	1,553,310
Marten Transport Ltd.	11,920	186,787
Matson, Inc.	69,013	1,725,325
Werner Enterprises, Inc.	47,390	1,145,416

Total Transportation		9,369,007

Trucking & Leasing - 1.0%
TAL International Group, Inc.*(a)	157,576	6,865,586

Water - 1.1%
American States Water Co.	40,059	2,149,967
Artesian Resources Corp. Class A	18,909	421,292
California Water Service Group	106,241	2,072,762
Connecticut Water Service, Inc.	18,898	542,373
Middlesex Water Co.	41,044	817,596
SJW Corp.	34,530	904,686
York Water Co.	26,877	511,469

Total Water		7,420,145

TOTAL COMMON STOCKS (Cost: $604,855,642)		698,011,428

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree MidCap Dividend Fund(b) (Cost: $1,718,054)	27,381	1,795,099

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.6%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $60,156,311)(d)	60,156,311	60,156,311

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $666,730,007)(e)		759,962,838
Liabilities in Excess of Other Assets - (8.4)%		(59,005,525)

NET ASSETS - 100.0%		$700,957,313

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield at June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $58,372,959 and the total market value of the collateral held by the Fund was $60,156,311.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    33

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 100.1%

COMMON STOCKS - 99.9%

Aerospace/Defense - 4.4%
Alliant Techsystems, Inc.	100	$8,233
Boeing Co. (The)	3,841	393,472
Raytheon Co.	2,820	186,458
Rockwell Collins, Inc.	580	36,778
Triumph Group, Inc.	20	1,583
United Technologies Corp.	4,720	438,677

Total Aerospace/Defense		1,065,201

Agriculture - 2.1%
Altria Group, Inc.	14,462	506,025

Airlines - 0.0%
Southwest Airlines Co.	500	6,445

Apparel - 1.6%
Coach, Inc.	1,519	86,720
Columbia Sportswear Co.	159	9,961
NIKE, Inc. Class B	2,316	147,483
Ralph Lauren Corp.	140	24,324
VF Corp.	521	100,584
Wolverine World Wide, Inc.	159	8,683

Total Apparel		377,755

Auto Manufacturers - 0.3%
PACCAR, Inc.	1,280	68,685

Auto Parts & Equipment - 0.7%
Allison Transmission Holdings, Inc.	420	9,693
Dana Holding Corp.	380	7,319
Johnson Controls, Inc.	3,500	125,265
Lear Corp.	260	15,720

Total Auto Parts & Equipment		157,997

Banks - 2.1%
M&T Bank Corp.	780	87,165
Northern Trust Corp.	1,200	69,480
U.S. Bancorp	9,861	356,475

Total Banks		513,120

Beverages - 5.1%
Coca-Cola Co. (The)	17,727	711,030
Coca-Cola Enterprises, Inc.	840	29,534
PepsiCo, Inc.	6,043	494,257

Total Beverages		1,234,821

Biotechnology - 1.2%
Amgen, Inc.	3,019	297,855

Building Materials - 0.0%
Lennox International, Inc.	140	9,036

Chemicals - 3.7%
Air Products & Chemicals, Inc.	1,579	144,589
Airgas, Inc.	280	26,729
Albemarle Corp.	340	21,178
Cabot Corp.	320	11,974
Celanese Corp. Series A	240	10,752
CF Industries Holdings, Inc.	120	20,580
Eastman Chemical Co.	620	43,406
Ecolab, Inc.	740	63,041
FMC Corp.	280	17,097
Monsanto Co.	1,720	169,936
Mosaic Co. (The)	1,120	60,267
PolyOne Corp.	220	5,452
Praxair, Inc.	1,460	168,134
Rockwood Holdings, Inc.	460	29,454
RPM International, Inc.	880	28,107
Sherwin-Williams Co. (The)	280	49,448
Sigma-Aldrich Corp.	300	24,108

Total Chemicals		894,252

Coal - 0.1%
CONSOL Energy, Inc.	760	20,596

Commercial Services - 2.2%
Aaron’s, Inc.	40	1,120
Automatic Data Processing, Inc.	1,480	101,913
Corrections Corp. of America	1,200	40,644
Deluxe Corp.	260	9,009
DeVry, Inc.	140	4,343
Equifax, Inc.	400	23,572
Geo Group, Inc. (The)	860	29,197
H&R Block, Inc.	1,720	47,730
Lender Processing Services, Inc.	140	4,529
Mastercard, Inc. Class A	60	34,470
MAXIMUS, Inc.	40	2,979
Paychex, Inc.	1,540	56,241
Robert Half International, Inc.	540	17,944
Rollins, Inc.	500	12,950
SEI Investments Co.	420	11,941
Sotheby’s	160	6,066
Total System Services, Inc.	340	8,323
Visa, Inc. Class A	500	91,375
Western Union Co. (The)	2,180	37,300

Total Commercial Services		541,646

Computers - 6.4%
Apple, Inc.	2,698	1,068,624
Dell, Inc.	4,652	62,104
DST Systems, Inc.	80	5,226
International Business Machines Corp.	2,099	401,140
Jack Henry & Associates, Inc.	100	4,713

Total Computers		1,541,807

Cosmetics/Personal Care - 4.5%
Avon Products, Inc.	700	14,721
Colgate-Palmolive Co.	3,157	180,865
Estee Lauder Cos., Inc. (The) Class A	360	23,677
Procter & Gamble Co. (The)	11,269	867,600

Total Cosmetics/Personal Care		1,086,863

Distribution/Wholesale - 0.7%
Fastenal Co.	540	24,759
Genuine Parts Co.	1,000	78,070
Pool Corp.	179	9,381
W.W. Grainger, Inc.	220	55,480

Total Distribution/Wholesale		167,690

Diversified Financial Services - 2.8%
American Express Co.	3,595	268,762
CBOE Holdings, Inc.	320	14,925
Charles Schwab Corp. (The)	4,003	84,984
Discover Financial Services	1,480	70,507
Franklin Resources, Inc.	360	48,967
Raymond James Financial, Inc.	380	16,332
T. Rowe Price Group, Inc.	1,199	87,707
TD Ameritrade Holding Corp.	2,220	53,924

See Notes to Schedule of Investments.

34    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2013

Investments	Shares	Value
Waddell & Reed Financial, Inc. Class A	480	$20,880

Total Diversified Financial Services		666,988

Electric - 0.1%
ITC Holdings Corp.	220	20,086

Electrical Components & Equipment - 1.4%
Acuity Brands, Inc.	60	4,531
AMETEK, Inc.	320	13,536
Belden, Inc.	40	1,997
Emerson Electric Co.	4,839	263,919
Energizer Holdings, Inc.	140	14,072
Hubbell, Inc. Class B	220	21,780
Molex, Inc.	320	9,389

Total Electrical Components & Equipment		329,224

Electronics - 1.5%
Amphenol Corp. Class A	100	7,794
FEI Co.	20	1,460
FLIR Systems, Inc.	220	5,933
Gentex Corp.	880	20,284
Honeywell International, Inc.	3,997	317,122
Jabil Circuit, Inc.	400	8,152
National Instruments Corp.	240	6,706
Woodward, Inc.	120	4,800

Total Electronics		372,251

Engineering & Construction - 0.2%
EMCOR Group, Inc.	80	3,252
Fluor Corp.	380	22,538
KBR, Inc.	360	11,700

Total Engineering & Construction		37,490

Entertainment - 0.2%
Cinemark Holdings, Inc.	740	20,661
International Game Technology	1,140	19,049

Total Entertainment		39,710

Food - 2.2%
Campbell Soup Co.	1,160	51,957
Flowers Foods, Inc.	600	13,230
General Mills, Inc.	2,880	139,767
Harris Teeter Supermarkets, Inc.	100	4,686
Hershey Co. (The)	480	42,855
Hormel Foods Corp.	640	24,691
Ingredion, Inc.	220	14,436
Kellogg Co.	1,479	94,996
McCormick & Co., Inc.	320	22,515
Sysco Corp.	2,740	93,598
Whole Foods Market, Inc.	480	24,710

Total Food		527,441

Hand/Machine Tools - 0.2%
Kennametal, Inc.	300	11,649
Lincoln Electric Holdings, Inc.	319	18,269
Regal-Beloit Corp.	100	6,484
Snap-on, Inc.	260	23,239

Total Hand/Machine Tools		59,641

Healthcare-Products - 3.5%
Baxter International, Inc.	3,165	219,240
Becton, Dickinson and Co.	939	92,801
C.R. Bard, Inc.	140	15,215
DENTSPLY International, Inc.	180	7,373
Hill-Rom Holdings, Inc.	180	6,063
Medtronic, Inc.	5,137	264,401
Patterson Cos., Inc.	400	15,040
ResMed, Inc.(a)	480	21,662
St. Jude Medical, Inc.	1,520	69,358
STERIS Corp.	240	10,291
Stryker Corp.	1,360	87,965
Techne Corp.	179	12,365
West Pharmaceutical Services, Inc.	101	7,096
Zimmer Holdings, Inc.	400	29,976

Total Healthcare-Products		858,846

Healthcare-Services - 1.5%
Aetna, Inc.	1,180	74,977
Humana, Inc.	480	40,502
Quest Diagnostics, Inc.	720	43,654
UnitedHealth Group, Inc.	3,219	210,780
Universal Health Services, Inc. Class B	60	4,018

Total Healthcare-Services		373,931

Home Furnishings - 0.2%
Harman International Industries, Inc.	200	10,840
Whirlpool Corp.	300	34,308

Total Home Furnishings		45,148

Household Products/Wares - 1.0%
Church & Dwight Co., Inc.	340	20,982
Kimberly-Clark Corp.	1,820	176,795
Scotts Miracle-Gro Co. (The) Class A	400	19,324
Tupperware Brands Corp.	399	30,998

Total Household Products/Wares		248,099

Housewares - 0.0%
Toro Co. (The)	140	6,357

Insurance - 0.6%
AmTrust Financial Services, Inc.	240	8,568
Brown & Brown, Inc.	360	11,606
Marsh & McLennan Cos., Inc.	3,000	119,760

Total Insurance		139,934

Internet - 0.1%
Expedia, Inc.	220	13,233
IAC/InterActiveCorp	180	8,561

Total Internet		21,794

Iron/Steel - 0.1%
Allegheny Technologies, Inc.	580	15,260
Carpenter Technology Corp.	180	8,113

Total Iron/Steel		23,373

Leisure Time - 0.3%
Brunswick Corp.	20	639
Harley-Davidson, Inc.	820	44,952
Polaris Industries, Inc.	319	30,305

Total Leisure Time		75,896

Lodging - 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	860	54,343
Wyndham Worldwide Corp.	560	32,049

Total Lodging		86,392

Machinery-Construction & Mining - 1.3%
Caterpillar, Inc.	3,660	301,913
Joy Global, Inc.	300	14,559

Total Machinery-Construction & Mining		316,472

Machinery-Diversified - 1.6%
Babcock & Wilcox Co. (The)	300	9,009

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    35

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2013

Investments	Shares	Value
Cummins, Inc.	759	$82,321
Deere & Co.	2,080	169,000
Flowserve Corp.	360	19,444
Gardner Denver, Inc.	20	1,504
Graco, Inc.	279	17,636
IDEX Corp.	280	15,067
Manitowoc Co., Inc. (The)	120	2,149
Nordson Corp.	120	8,317
Rockwell Automation, Inc.	700	58,198
Roper Industries, Inc.	120	14,906
Wabtec Corp.	40	2,137

Total Machinery-Diversified		399,688

Media - 4.7%
Comcast Corp. Class A	9,183	384,584
Comcast Corp. Special Class A	2,280	90,448
FactSet Research Systems, Inc.(a)	60	6,116
News Corp. Class A	1,880	61,288
News Corp. Class B	980	32,164
Scripps Networks Interactive, Inc. Class A	220	14,687
Time Warner Cable, Inc.	1,916	215,512
Walt Disney Co. (The)	5,163	326,043

Total Media		1,130,842

Metal Fabricate/Hardware - 0.1%
Precision Castparts Corp.	20	4,520
Timken Co. (The)	360	20,261
Valmont Industries, Inc.	41	5,867

Total Metal Fabricate/Hardware		30,648

Mining - 0.1%
Compass Minerals International, Inc.	200	16,906

Miscellaneous Manufacturing - 3.2%
3M Co.	3,739	408,860
A.O. Smith Corp.	200	7,256
Carlisle Cos., Inc.	160	9,969
CLARCOR, Inc.	159	8,301
Danaher Corp.	299	18,927
Donaldson Co., Inc.	360	12,837
Dover Corp.	760	59,022
Illinois Tool Works, Inc.	2,500	172,925
Leggett & Platt, Inc.	1,120	34,821
Pall Corp.	400	26,572
SPX Corp.	160	11,517
Textron, Inc.	160	4,168

Total Miscellaneous Manufacturing		775,175

Oil & Gas - 1.8%
Chesapeake Energy Corp.	2,660	54,211
Diamond Offshore Drilling, Inc.	1,620	111,440
EQT Corp.	80	6,349
HollyFrontier Corp.	1,200	51,336
Marathon Oil Corp.	3,260	112,731
Murphy Oil Corp.	899	54,740
Pioneer Natural Resources Co.	21	3,040
QEP Resources, Inc.	100	2,778
SM Energy Co.	20	1,199
Tesoro Corp.	480	25,114
Western Refining, Inc.	300	8,421

Total Oil & Gas		431,359

Oil & Gas Services - 1.1%
Baker Hughes, Inc.	1,300	59,969
CARBO Ceramics, Inc.(a)	60	4,046
Halliburton Co.	2,580	107,637
National Oilwell Varco, Inc.	720	49,608
Oceaneering International, Inc.	299	21,588
RPC, Inc.(a)	1,320	18,229

Total Oil & Gas Services		261,077

Packaging & Containers - 0.1%
Ball Corp.	360	14,954
Silgan Holdings, Inc.	160	7,514

Total Packaging & Containers		22,468

Pharmaceuticals - 1.6%
Abbott Laboratories	5,496	191,700
Allergan, Inc.	140	11,794
AmerisourceBergen Corp.	820	45,781
Cardinal Health, Inc.	2,026	95,627
McKesson Corp.	400	45,800
Perrigo Co.	60	7,260

Total Pharmaceuticals		397,962

Real Estate - 0.0%
Jones Lang LaSalle, Inc.	40	3,646

Retail - 14.9%
Abercrombie & Fitch Co. Class A	280	12,670
Advance Auto Parts, Inc.	40	3,247
Brinker International, Inc.(a)	340	13,406
Casey’s General Stores, Inc.	60	3,610
Cheesecake Factory, Inc. (The)	140	5,865
Chico’s FAS, Inc.	440	7,506
Darden Restaurants, Inc.	1,180	59,566
Dick’s Sporting Goods, Inc.	220	11,013
Dillard’s, Inc. Class A	20	1,639
DSW, Inc. Class A	80	5,878
Family Dollar Stores, Inc.	460	28,663
Foot Locker, Inc.	800	28,104
Gap, Inc. (The)	1,680	70,106
GNC Holdings, Inc. Class A	300	13,263
Guess?, Inc.	580	17,997
Home Depot, Inc. (The)	7,514	582,110
HSN, Inc.	160	8,595
Lowe’s Cos., Inc.	4,265	174,439
McDonald’s Corp.	6,982	691,218
MSC Industrial Direct Co., Inc. Class A	160	12,394
Nordstrom, Inc.	940	56,344
Nu Skin Enterprises, Inc. Class A	200	12,224
Penske Automotive Group, Inc.	360	10,994
PetSmart, Inc.	240	16,078
Pier 1 Imports, Inc.	200	4,698
PriceSmart, Inc.	41	3,593
PVH Corp.	20	2,501
Ross Stores, Inc.	540	34,997
Starbucks Corp.	2,460	161,105
Target Corp.	3,113	214,361
Tiffany & Co.	500	36,420
TJX Cos., Inc. (The)	1,980	99,119
Tractor Supply Co.	121	14,231
Walgreen Co.	3,100	137,020
Wal-Mart Stores, Inc.	11,633	866,542
Williams-Sonoma, Inc.	540	30,181
Yum! Brands, Inc.	2,060	142,840

Total Retail		3,594,537

Savings & Loans - 0.0%
Investors Bancorp, Inc.	280	5,902

See Notes to Schedule of Investments.

36    WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

June 30, 2013

Investments	Shares	Value
Semiconductors - 4.8%
Altera Corp.	440	$14,516
Analog Devices, Inc.	1,080	48,665
Intel Corp.	24,036	582,152
KLA-Tencor Corp.	619	34,497
Maxim Integrated Products, Inc.	1,000	27,780
NVIDIA Corp.	1,680	23,570
QUALCOMM, Inc.	4,244	259,224
Texas Instruments, Inc.	4,043	140,979
Xilinx, Inc.	800	31,688

Total Semiconductors		1,163,071

Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc.	80	4,518

Software - 5.5%
Activision Blizzard, Inc.	1,680	23,957
Broadridge Financial Solutions, Inc.	400	10,632
CA, Inc.	2,140	61,268
Intuit, Inc.	360	21,971
Microsoft Corp.	31,345	1,082,343
Oracle Corp.	3,920	120,422
Solera Holdings, Inc.	60	3,339

Total Software		1,323,932

Telecommunications - 2.0%
Cisco Systems, Inc.	16,253	395,110
Corning, Inc.	4,625	65,814
Motorola Solutions, Inc.	500	28,865

Total Telecommunications		489,789

Textiles - 0.1%
Cintas Corp.	380	17,305

Toys/Games/Hobbies - 0.7%
Hasbro, Inc.(a)	1,040	46,623
Mattel, Inc.	2,560	115,994

Total Toys/Games/Hobbies		162,617

Transportation - 4.9%
C.H. Robinson Worldwide, Inc.	840	47,300
CSX Corp.	5,407	125,388
Expeditors International of Washington, Inc.	700	26,607
FedEx Corp.	420	41,404
J.B. Hunt Transport Services, Inc.	240	17,338
Kansas City Southern	200	21,192
Landstar System, Inc.	419	21,578
Norfolk Southern Corp.	1,920	139,488
Union Pacific Corp.	2,126	327,999
United Parcel Service, Inc. Class B	4,920	425,482

Total Transportation		1,193,776

TOTAL COMMON STOCKS (Cost: $24,513,109)		24,164,085

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $48,461)(c)	48,461	48,461

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $24,561,570)(d)		24,212,546
Liabilities in Excess of Other Assets - (0.1)%		(33,688)

NET ASSETS - 100.0%		$24,178,858

(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)

At June 30, 2013, the total market value of the Fund’s securities on loan was $85,451 and the total market value of the collateral held by the Fund was $87,487. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $39,026.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic Dividend Funds    37

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 101.2%

COMMON STOCKS - 99.9%

Aerospace & Defense - 2.9%
AAR Corp.	222	$4,880
Alliant Techsystems, Inc.	221	18,195
B/E Aerospace, Inc.*	216	13,625
Boeing Co. (The)	3,154	323,096
Cubic Corp.	116	5,580
Curtiss-Wright Corp.	145	5,374
Esterline Technologies Corp.*	112	8,097
Exelis, Inc.	1,128	15,555
General Dynamics Corp.	1,601	125,406
HEICO Corp.	62	3,123
Hexcel Corp.*	279	9,500
Honeywell International, Inc.	2,064	163,758
Huntington Ingalls Industries, Inc.	249	14,064
L-3 Communications Holdings, Inc.	582	49,901
Lockheed Martin Corp.	1,640	177,874
Moog, Inc. Class A*	151	7,781
National Presto Industries, Inc.	39	2,809
Northrop Grumman Corp.	1,338	110,786
Orbital Sciences Corp.*	187	3,248
Precision Castparts Corp.	341	77,069
Raytheon Co.	1,593	105,329
Rockwell Collins, Inc.	478	30,310
Teledyne Technologies, Inc.*	112	8,663
Textron, Inc.	675	17,584
TransDigm Group, Inc.	90	14,109
Triumph Group, Inc.	247	19,550
United Technologies Corp.	2,963	275,381

Total Aerospace & Defense		1,610,647

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	138	6,039
C.H. Robinson Worldwide, Inc.	332	18,695
Expeditors International of Washington, Inc.	386	14,672
FedEx Corp.	1,070	105,481
Forward Air Corp.	91	3,483
HUB Group, Inc. Class A*	115	4,188
Park-Ohio Holdings Corp.*	135	4,452
United Parcel Service, Inc. Class B	2,298	198,731

Total Air Freight & Logistics		355,741

Airlines - 0.4%
Alaska Air Group, Inc.*	334	17,368
Allegiant Travel Co.	72	7,631
Delta Air Lines, Inc.*	4,311	80,659
Hawaiian Holdings, Inc.*(a)	538	3,287
JetBlue Airways Corp.*	883	5,563
SkyWest, Inc.	282	3,818
Southwest Airlines Co.	2,113	27,237
Spirit Airlines, Inc.*	341	10,834
US Airways Group, Inc.*	2,306	37,864

Total Airlines		194,261

Auto Components - 0.6%
Allison Transmission Holdings, Inc.	1,163	26,842
American Axle & Manufacturing Holdings, Inc.*	596	11,103
BorgWarner, Inc.*	403	34,718
Cooper Tire & Rubber Co.	656	21,760
Dana Holding Corp.	789	15,196
Dorman Products, Inc.	116	5,293
Gentex Corp.	410	9,451
Goodyear Tire & Rubber Co. (The)*	814	12,446
Johnson Controls, Inc.	1,948	69,719
Lear Corp.	545	32,951
Standard Motor Products, Inc.	152	5,220
Superior Industries International, Inc.	139	2,392
Tenneco, Inc.*	351	15,893
TRW Automotive Holdings Corp.*	990	65,776

Total Auto Components		328,760

Automobiles - 1.1%
Ford Motor Co.	21,497	332,559
General Motors Co.*	7,307	243,396
Harley-Davidson, Inc.	583	31,960
Thor Industries, Inc.	174	8,557

Total Automobiles		616,472

Beverages - 1.9%
Beam, Inc.	287	18,113
Boston Beer Co., Inc. (The) Class A*	20	3,413
Brown-Forman Corp. Class B	465	31,411
Coca-Cola Bottling Co. Consolidated	55	3,363
Coca-Cola Co. (The)	11,497	461,145
Coca-Cola Enterprises, Inc.	1,126	39,590
Constellation Brands, Inc. Class A*	778	40,549
Dr. Pepper Snapple Group, Inc.	626	28,752
Molson Coors Brewing Co. Class B	690	33,023
Monster Beverage Corp.*	282	17,137
National Beverage Corp.	178	3,110
PepsiCo, Inc.	4,202	343,682

Total Beverages		1,023,288

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc.*	125	11,530
Amgen, Inc.	2,481	244,775
Biogen Idec, Inc.*	474	102,005
Celgene Corp.*	976	114,104
Cubist Pharmaceuticals, Inc.*	150	7,245
Emergent Biosolutions, Inc.*	119	1,716
Exelixis, Inc.*(a)	674	3,060
Gilead Sciences, Inc.*	3,356	171,861
Myriad Genetics, Inc.*	262	7,040
PDL BioPharma, Inc.	1,580	12,198
Pharmacyclics, Inc.*	70	5,563
Regeneron Pharmaceuticals, Inc.*	55	12,368
Spectrum Pharmaceuticals, Inc.	409	3,051
United Therapeutics Corp.*	217	14,283
Vertex Pharmaceuticals, Inc.*	125	9,984

Total Biotechnology		720,783

Building Products - 0.1%
A.O. Smith Corp.	262	9,505
Armstrong World Industries, Inc.*	129	6,165
Lennox International, Inc.	115	7,422
Owens Corning*	165	6,448
Simpson Manufacturing Co., Inc.	114	3,354

Total Building Products		32,894

Capital Markets - 2.4%
Affiliated Managers Group, Inc.*	74	12,132
American Capital Ltd.*	6,236	79,010
Ameriprise Financial, Inc.	741	59,932
Bank of New York Mellon Corp. (The)	4,816	135,089
BlackRock, Inc.	568	145,891
Charles Schwab Corp. (The)	3,006	63,817

See Notes to Schedule of Investments.

38    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Cohen & Steers, Inc.(a)	82	$2,786
E*TRADE Financial Corp.*	603	7,634
Eaton Vance Corp.	359	13,495
Federated Investors, Inc. Class B(a)	397	10,882
Financial Engines, Inc.	98	4,468
Franklin Resources, Inc.	755	102,695
GAMCO Investors, Inc. Class A	109	6,040
Goldman Sachs Group, Inc. (The)	2,109	318,986
Greenhill & Co., Inc.	60	2,744
Janus Capital Group, Inc.	784	6,672
Legg Mason, Inc.	336	10,419
LPL Financial Holdings, Inc.	233	8,798
Morgan Stanley	710	17,345
Northern Trust Corp.	653	37,809
Raymond James Financial, Inc.	383	16,461
SEI Investments Co.	443	12,594
State Street Corp.	2,129	138,832
Stifel Financial Corp.*	153	5,458
T. Rowe Price Group, Inc.	584	42,720
TD Ameritrade Holding Corp.	1,612	39,155
Virtus Investment Partners, Inc.*	54	9,519
Waddell & Reed Financial, Inc. Class A	288	12,528

Total Capital Markets		1,323,911

Chemicals - 2.2%
A. Schulman, Inc.	98	2,628
Air Products & Chemicals, Inc.	544	49,814
Airgas, Inc.	175	16,705
Albemarle Corp.	281	17,503
Ashland, Inc.	59	4,926
Axiall Corp.	109	4,641
Balchem Corp.	71	3,177
Cabot Corp.	185	6,923
Calgon Carbon Corp.*	151	2,519
Celanese Corp. Series A	652	29,210
CF Industries Holdings, Inc.	424	72,716
Chemtura Corp.*	204	4,141
Cytec Industries, Inc.	95	6,959
Dow Chemical Co. (The)	2,273	73,122
E.I. du Pont de Nemours & Co.	3,008	157,920
Eastman Chemical Co.	484	33,885
Ecolab, Inc.	379	32,287
FMC Corp.	314	19,173
H.B. Fuller Co.	141	5,331
Huntsman Corp.	1,355	22,439
Innophos Holdings, Inc.	51	2,406
Innospec, Inc.	140	5,625
International Flavors & Fragrances, Inc.	197	14,806
Intrepid Potash, Inc.	154	2,934
Koppers Holdings, Inc.	154	5,880
Kronos Worldwide, Inc.(a)	917	14,892
LSB Industries, Inc.*	102	3,102
Minerals Technologies, Inc.	106	4,382
Monsanto Co.	1,109	109,569
Mosaic Co. (The)	1,664	89,540
NewMarket Corp.(a)	43	11,290
Olin Corp.	352	8,420
OM Group, Inc.*	118	3,649
Omnova Solutions, Inc.*	399	3,196
PolyOne Corp.	320	7,930
PPG Industries, Inc.	417	61,053
Praxair, Inc.	736	84,758
Rockwood Holdings, Inc.	420	26,893
RPM International, Inc.	406	12,968
Scotts Miracle-Gro Co. (The) Class A	148	7,150
Sensient Technologies Corp.	156	6,313
Sherwin-Williams Co. (The)	200	35,320
Sigma-Aldrich Corp.	300	24,108
Stepan Co.	114	6,340
Valhi, Inc.	746	10,250
Valspar Corp.	239	15,456
W.R. Grace & Co.*	235	19,749
Westlake Chemical Corp.(a)	212	20,439

Total Chemicals		1,184,437

Commercial Banks - 4.5%
1st Source Corp.	118	2,804
Associated Banc-Corp.	570	8,863
BancFirst Corp.	59	2,746
BancorpSouth, Inc.	265	4,691
Bank of Hawaii Corp.	175	8,806
Bank of the Ozarks, Inc.	178	7,713
Banner Corp.	89	3,007
BB&T Corp.	3,039	102,961
BBCN Bancorp, Inc.	273	3,882
BOK Financial Corp.	290	18,575
Boston Private Financial Holdings, Inc.	331	3,522
Camden National Corp.	89	3,157
CapitalSource, Inc.	3,121	29,275
Cardinal Financial Corp.	188	2,752
Cathay General Bancorp	228	4,640
Central Pacific Financial Corp.*	177	3,186
Chemical Financial Corp.	111	2,885
City National Corp.	181	11,470
Columbia Banking System, Inc.	148	3,524
Comerica, Inc.	773	30,789
Commerce Bancshares, Inc.	326	14,201
Community Bank System, Inc.	131	4,041
Community Trust Bancorp, Inc.	89	3,170
Cullen/Frost Bankers, Inc.(a)	222	14,823
CVB Financial Corp.	341	4,010
East West Bancorp, Inc.	578	15,895
Fifth Third Bancorp	4,598	82,994
First BanCorp.*	2,860	20,249
First Citizens BancShares, Inc. Class A	34	6,530
First Financial Bancorp	196	2,920
First Financial Bankshares, Inc.	101	5,622
First Interstate BancSystem, Inc.	184	3,814
First Niagara Financial Group, Inc.	952	9,587
First Republic Bank	513	19,740
FirstMerit Corp.	1,521	30,466
FNB Corp.	297	3,588
Fulton Financial Corp.	876	10,056
Glacier Bancorp, Inc.	203	4,505
Great Southern Bancorp, Inc.	104	2,804
Hancock Holding Co.	170	5,112
Hanmi Financial Corp.*	315	5,566
Home BancShares, Inc.	190	4,934
Huntington Bancshares, Inc.	4,234	33,364
Iberiabank Corp.	95	5,093
Independent Bank Corp.	79	2,726
International Bancshares Corp.	362	8,174
Investors Bancorp, Inc.	240	5,059
KeyCorp	4,298	47,450
M&T Bank Corp.	397	44,365
MB Financial, Inc.	226	6,057

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    39

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
National Penn Bancshares, Inc.	356	$3,617
NBT Bancorp, Inc.	126	2,667
OFG Bancorp	186	3,368
Old National Bancorp	246	3,402
PacWest Bancorp	109	3,341
Park National Corp.(a)	57	3,921
PNC Financial Services Group, Inc.	2,212	161,299
Popular, Inc.*	333	10,100
PrivateBancorp, Inc.	183	3,881
Prosperity Bancshares, Inc.	138	7,147
Regions Financial Corp.	6,601	62,908
Republic Bancorp, Inc. Class A	228	4,998
S&T Bancorp, Inc.	97	1,901
Signature Bank*	136	11,291
Simmons First National Corp. Class A	98	2,557
Sterling Financial Corp.	957	22,757
SunTrust Banks, Inc.	2,943	92,911
Susquehanna Bancshares, Inc.	262	3,367
SVB Financial Group*	170	14,164
Synovus Financial Corp.	1,346	3,930
Taylor Capital Group, Inc.*	261	4,408
Texas Capital Bancshares, Inc.*	95	4,214
Tompkins Financial Corp.	79	3,570
Trustmark Corp.	204	5,014
U.S. Bancorp	8,024	290,068
UMB Financial Corp.	96	5,344
Umpqua Holdings Corp.	248	3,722
Union First Market Bankshares Corp.	346	7,124
United Bankshares, Inc.	132	3,491
Valley National Bancorp	525	4,972
Webster Financial Corp.	404	10,375
Wells Fargo & Co.	23,994	990,232
WesBanco, Inc.	118	3,119
Westamerica Bancorp.	75	3,427
Western Alliance Bancorp*	233	3,688
Wilshire Bancorp, Inc.	719	4,760
Wintrust Financial Corp.	115	4,402
Zions Bancorp.	365	10,541

Total Commercial Banks		2,472,161

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	172	4,216
ACCO Brands Corp.*	916	5,826
Avery Dennison Corp.	250	10,690
Brink’s Co. (The)	207	5,281
Cintas Corp.	376	17,123
Clean Harbors, Inc.*	88	4,447
Consolidated Graphics, Inc.*	59	2,774
Copart, Inc.*	338	10,410
Corrections Corp. of America	266	9,009
Covanta Holding Corp.	290	5,806
Deluxe Corp.	360	12,474
Ennis, Inc.	232	4,011
Geo Group, Inc. (The)	131	4,447
Herman Miller, Inc.	176	4,764
HNI Corp.	117	4,220
Iron Mountain, Inc.	295	7,850
KAR Auction Services, Inc.	169	3,865
Knoll, Inc.	232	3,297
McGrath Rentcorp	62	2,118
Mine Safety Appliances Co.	126	5,865
Pitney Bowes, Inc.(a)	1,664	24,427
Portfolio Recovery Associates, Inc.*	52	7,989
Quad Graphics, Inc.(a)	139	3,350
Republic Services, Inc.	988	33,533
Rollins, Inc.	214	5,543
Steelcase, Inc. Class A	277	4,039
Stericycle, Inc.*	128	14,135
SYKES Enterprises, Inc.*	202	3,183
Tetra Tech, Inc.*	152	3,573
UniFirst Corp.	101	9,216
United Stationers, Inc.	187	6,274
Waste Connections, Inc.	249	10,244
Waste Management, Inc.	1,324	53,397

Total Commercial Services & Supplies		307,396

Communications Equipment - 1.6%
ADTRAN, Inc.(a)	271	6,669
Arris Group, Inc.*	161	2,310
Black Box Corp.	93	2,355
Brocade Communications Systems, Inc.*	816	4,700
Cisco Systems, Inc.	19,651	477,716
Comtech Telecommunications Corp.	89	2,393
EchoStar Corp. Class A*	327	12,789
F5 Networks, Inc.*	134	9,219
Finisar Corp.*	211	3,576
Harris Corp.	563	27,728
InterDigital, Inc.	310	13,842
Ixia*	156	2,870
Juniper Networks, Inc.*	582	11,238
Loral Space & Communications, Inc.	72	4,319
Motorola Solutions, Inc.	628	36,254
NETGEAR, Inc.*	96	2,932
Plantronics, Inc.	139	6,105
Polycom, Inc.*	278	2,930
QUALCOMM, Inc.	4,031	246,214
Riverbed Technology, Inc.*	150	2,334
Ubiquiti Networks, Inc.	381	6,683

Total Communications Equipment		885,176

Computers & Peripherals - 4.5%
Apple, Inc.	3,918	1,551,841
Cray, Inc.*	380	7,463
Dell, Inc.	14,309	191,025
Diebold, Inc.	184	6,199
EMC Corp.	4,961	117,179
Hewlett-Packard Co.	13,352	331,130
Lexmark International, Inc. Class A	488	14,918
NCR Corp.*	647	21,344
NetApp, Inc.*	706	26,673
QLogic Corp.*	432	4,130
SanDisk Corp.*	623	38,065
Synaptics, Inc.*	130	5,013
Western Digital Corp.	2,298	142,683

Total Computers & Peripherals		2,457,663

Construction & Engineering - 0.2%
AECOM Technology Corp.*	490	15,577
Aegion Corp.*	124	2,791
EMCOR Group, Inc.	195	7,927
Fluor Corp.	476	28,232
Jacobs Engineering Group, Inc.*	337	18,579
KBR, Inc.	639	20,767
MasTec, Inc.*	326	10,725
Primoris Services Corp.	174	3,431
Quanta Services, Inc.*	469	12,410

See Notes to Schedule of Investments.

40    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
URS Corp.	375	$17,708

Total Construction & Engineering		138,147

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	44	4,331

Consumer Finance - 1.4%
American Express Co.	4,335	324,085
Capital One Financial Corp.	2,465	154,827
Cash America International, Inc.	145	6,592
Credit Acceptance Corp.*	113	11,871
DFC Global Corp.*	197	2,720
Discover Financial Services	3,006	143,206
Encore Capital Group, Inc.*(a)	127	4,205
EZCORP, Inc. Class A*	365	6,161
First Cash Financial Services, Inc.*	81	3,986
Green Dot Corp. Class A*(a)	64	1,277
Nelnet, Inc. Class A	428	15,446
SLM Corp.	3,065	70,066
World Acceptance Corp.*(a)	78	6,781

Total Consumer Finance		751,223

Containers & Packaging - 0.3%
Aptargroup, Inc.	169	9,330
Ball Corp.	491	20,396
Bemis Co., Inc.	245	9,589
Boise, Inc.	518	4,424
Crown Holdings, Inc.*	707	29,079
Graphic Packaging Holding Co.*	2,557	19,791
Greif, Inc. Class A	207	10,903
Owens-Illinois, Inc.*	415	11,533
Packaging Corp. of America	233	11,408
Rock-Tenn Co. Class A	145	14,483
Silgan Holdings, Inc.	205	9,627
Sonoco Products Co.	299	10,336

Total Containers & Packaging		160,899

Distributors - 0.1%
Core-Mark Holding Co., Inc.	59	3,746
Genuine Parts Co.	439	34,273
LKQ Corp.*	636	16,377
Pool Corp.	122	6,394

Total Distributors		60,790

Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A*	933	16,533
Bridgepoint Education, Inc.*(a)	677	8,246
Capella Education Co.*	75	3,124
Career Education Corp.*	1,192	3,457
Coinstar, Inc.*(a)	150	8,800
DeVry, Inc.	375	11,632
Education Management Corp.*(a)	472	2,653
Grand Canyon Education, Inc.*	203	6,543
H&R Block, Inc.	1,006	27,916
Hillenbrand, Inc.	260	6,164
Matthews International Corp. Class A	92	3,468
Regis Corp.	266	4,368
Service Corp. International	564	10,169
Sotheby’s	178	6,748
Stewart Enterprises, Inc. Class A	443	5,799
Strayer Education, Inc.(a)	54	2,637
Weight Watchers International, Inc.(a)	215	9,890

Total Diversified Consumer Services		138,147

Diversified Financial Services - 4.0%
Bank of America Corp.	28,269	363,539
CBOE Holdings, Inc.	319	14,878
Citigroup, Inc.	10,509	504,117
CME Group, Inc.	1,398	106,220
Interactive Brokers Group, Inc. Class A	155	2,475
IntercontinentalExchange, Inc.*	206	36,618
JPMorgan Chase & Co.	19,767	1,043,500
Leucadia National Corp.	1,035	27,138
MarketAxess Holdings, Inc.	82	3,833
Moody’s Corp.	647	39,422
MSCI, Inc. Class A*	191	6,355
NASDAQ OMX Group, Inc. (The)	818	26,822
NYSE Euronext	1,059	43,843

Total Diversified Financial Services		2,218,760

Diversified Telecommunication Services - 1.5%
8x8, Inc.*	458	3,774
AT&T, Inc.	11,609	410,959
CenturyLink, Inc.	716	25,311
Cincinnati Bell, Inc.*	370	1,132
Frontier Communications Corp.(a)	1,286	5,208
Iridium Communications, Inc.*(a)	469	3,640
tw telecom, Inc.*	253	7,119
Verizon Communications, Inc.	7,112	358,018
Windstream Corp.(a)	820	6,322

Total Diversified Telecommunication Services		821,483

Electric Utilities - 1.4%
ALLETE, Inc.	130	6,480
American Electric Power Co., Inc.	786	35,197
Cleco Corp.	253	11,747
Duke Energy Corp.	1,238	83,565
El Paso Electric Co.	153	5,402
Empire District Electric Co. (The)	126	2,811
Entergy Corp.	604	42,087
Exelon Corp.	2,403	74,205
FirstEnergy Corp.	1,360	50,782
Great Plains Energy, Inc.	436	9,827
Hawaiian Electric Industries, Inc.	242	6,125
IDACORP, Inc.	151	7,212
ITC Holdings Corp.	109	9,952
MGE Energy, Inc.	95	5,202
NextEra Energy, Inc.	1,339	109,102
Northeast Utilities	661	27,775
NV Energy, Inc.	747	17,525
Pepco Holdings, Inc.	605	12,197
Pinnacle West Capital Corp.	325	18,028
PNM Resources, Inc.	257	5,703
Portland General Electric Co.	208	6,363
PPL Corp.	2,897	87,663
Southern Co. (The)	2,316	102,205
UIL Holdings Corp.	97	3,710
UNS Energy Corp.	166	7,425
Westar Energy, Inc.	347	11,090

Total Electric Utilities		759,380

Electrical Equipment - 0.6%
Acuity Brands, Inc.	52	3,927
AMETEK, Inc.	590	24,957
AZZ, Inc.	74	2,854
Babcock & Wilcox Co. (The)	379	11,381
Belden, Inc.	127	6,341

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    41

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Brady Corp. Class A	233	$7,160
Emerson Electric Co.	2,202	120,097
EnerSys	272	13,339
Franklin Electric Co., Inc.	120	4,038
Generac Holdings, Inc.	432	15,988
General Cable Corp.	196	6,027
Global Power Equipment Group, Inc.	114	1,838
GrafTech International Ltd.*	849	6,181
Hubbell, Inc. Class B	184	18,216
II-VI, Inc.*	328	5,333
Polypore International, Inc.*(a)	78	3,144
Powell Industries, Inc.*	62	3,202
Regal-Beloit Corp.	156	10,115
Rockwell Automation, Inc.	402	33,422
Roper Industries, Inc.	216	26,832

Total Electrical Equipment		324,392

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	420	32,735
Anixter International, Inc.*	129	9,779
Arrow Electronics, Inc.*	705	28,094
Avnet, Inc.*	801	26,914
Benchmark Electronics, Inc.*	305	6,130
Cognex Corp.	83	3,753
Coherent, Inc.	72	3,965
Corning, Inc.	8,029	114,253
Dolby Laboratories, Inc. Class A(a)	470	15,721
FEI Co.	100	7,299
FLIR Systems, Inc.	437	11,786
Ingram Micro, Inc. Class A*	861	16,350
Insight Enterprises, Inc.*	390	6,919
IPG Photonics Corp.(a)	115	6,984
Itron, Inc.*	91	3,861
Jabil Circuit, Inc.	1,028	20,951
Littelfuse, Inc.	101	7,536
Molex, Inc.	528	15,491
MTS Systems Corp.	111	6,283
Multi-Fineline Electronix, Inc.*	137	2,029
National Instruments Corp.	207	5,784
Newport Corp.*	194	2,702
OSI Systems, Inc.*	43	2,770
Plexus Corp.*	232	6,934
Power-One, Inc.*	1,524	9,632
Rofin-Sinar Technologies, Inc.*	152	3,791
Rogers Corp.*	75	3,549
Sanmina Corp.*	835	11,982
Scansource, Inc.*	168	5,376
SYNNEX Corp.*	189	7,991
Tech Data Corp.*	209	9,842
Trimble Navigation Ltd.*	298	7,751
Vishay Intertechnology, Inc.*	874	12,140

Total Electronic Equipment, Instruments & Components		437,077

Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc.*	282	14,678
Baker Hughes, Inc.	1,675	77,268
Basic Energy Services, Inc.*(a)	291	3,518
Bristow Group, Inc.	138	9,014
C&J Energy Services, Inc.*(a)	435	8,426
Cameron International Corp.*	604	36,941
CARBO Ceramics, Inc.(a)	51	3,439
Diamond Offshore Drilling, Inc.(a)	555	38,178
Dresser-Rand Group, Inc.*	143	8,577
Dril-Quip, Inc.*	69	6,230
Era Group, Inc.*	33	863
FMC Technologies, Inc.*	464	25,836
Forum Energy Technologies, Inc.*	219	6,664
Gulfmark Offshore, Inc. Class A	79	3,562
Halliburton Co.	4,428	184,736
Helix Energy Solutions Group, Inc.*	342	7,880
Helmerich & Payne, Inc.	443	27,665
Key Energy Services, Inc.*	835	4,968
Lufkin Industries, Inc.	33	2,919
National Oilwell Varco, Inc.	1,740	119,886
Newpark Resources*	366	4,022
Oceaneering International, Inc.	230	16,606
Oil States International, Inc.*	279	25,847
Patterson-UTI Energy, Inc.	771	14,923
RPC, Inc.(a)	1,142	15,771
SEACOR Holdings, Inc.	33	2,741
Superior Energy Services, Inc.*	690	17,899
Tidewater, Inc.	97	5,526
Unit Corp.*	148	6,302

Total Energy Equipment & Services		700,885

Food & Staples Retailing - 2.8%
Andersons, Inc. (The)	91	4,840
Casey’s General Stores, Inc.	102	6,136
Costco Wholesale Corp.	845	93,432
CVS Caremark Corp.	3,957	226,261
Fresh Market, Inc. (The)*	50	2,486
Harris Teeter Supermarkets, Inc.	146	6,842
Ingles Markets, Inc. Class A	166	4,191
Kroger Co. (The)	1,318	45,524
Pantry, Inc. (The)*	58	706
PriceSmart, Inc.	70	6,134
Roundy’s, Inc.	527	4,390
Safeway, Inc.	1,195	28,274
Spartan Stores, Inc.	71	1,309
Sysco Corp.	1,766	60,327
United Natural Foods, Inc.*	131	7,073
Walgreen Co.	2,858	126,324
Wal-Mart Stores, Inc.	11,809	879,652
Weis Markets, Inc.	74	3,335
Whole Foods Market, Inc.	500	25,740

Total Food & Staples Retailing		1,532,976

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,183	74,026
B&G Foods, Inc.	100	3,405
Cal-Maine Foods, Inc.	110	5,116
Campbell Soup Co.	1,084	48,552
ConAgra Foods, Inc.	1,194	41,706
Darling International, Inc.*	444	8,285
Dean Foods Co.*	415	4,158
Diamond Foods, Inc.*	72	1,494
Flowers Foods, Inc.	462	10,187
General Mills, Inc.	1,879	91,188
Green Mountain Coffee Roasters, Inc.*	354	26,571
Hain Celestial Group, Inc. (The)*	64	4,158
Hershey Co. (The)	438	39,105
Hillshire Brands Co.	119	3,937
Hormel Foods Corp.	736	28,395
Ingredion, Inc.	254	16,667
J&J Snack Foods Corp.	41	3,190
J.M. Smucker Co. (The)	291	30,017

See Notes to Schedule of Investments.

42    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Kellogg Co.	936	$60,119
Lancaster Colony Corp.	99	7,721
McCormick & Co., Inc.	308	21,671
Mead Johnson Nutrition Co.	402	31,850
Mondelez International, Inc. Class A	6,281	179,197
Pilgrim’s Pride Corp.*	390	5,827
Seneca Foods Corp. Class A*	83	2,546
Smithfield Foods, Inc.*	717	23,482
Snyder’s-Lance, Inc.	132	3,750
Tootsie Roll Industries, Inc.	106	3,369
TreeHouse Foods, Inc.*	81	5,309
Tyson Foods, Inc. Class A	1,340	34,411
WhiteWave Foods Co. Class A*(a)	106	1,723

Total Food Products		821,132

Gas Utilities - 0.2%
AGL Resources, Inc.	282	12,086
Atmos Energy Corp.	317	13,016
Laclede Group, Inc. (The)	74	3,379
National Fuel Gas Co.	187	10,837
New Jersey Resources Corp.	100	4,153
Northwest Natural Gas Co.	82	3,483
ONEOK, Inc.	450	18,589
Piedmont Natural Gas Co., Inc.	185	6,242
Questar Corp.	527	12,569
South Jersey Industries, Inc.	110	6,315
Southwest Gas Corp.	145	6,785
UGI Corp.	297	11,616
WGL Holdings, Inc.	157	6,786

Total Gas Utilities		115,856

Health Care Equipment & Supplies - 1.5%
Align Technology, Inc.*	164	6,075
Baxter International, Inc.	1,726	119,560
Becton Dickinson and Co.	716	70,762
Boston Scientific Corp.*	3,515	32,584
C.R. Bard, Inc.	273	29,670
CareFusion Corp.*	628	23,142
CONMED Corp.	114	3,561
Cooper Cos., Inc. (The)	121	14,405
Cyberonics, Inc.*	83	4,313
DENTSPLY International, Inc.	304	12,452
Edwards Lifesciences Corp.*	120	8,064
Greatbatch, Inc.*	95	3,115
Haemonetics Corp.*	110	4,548
Hill-Rom Holdings, Inc.	172	5,793
Hologic, Inc.*	216	4,169
IDEXX Laboratories, Inc.*(a)	99	8,888
Intuitive Surgical, Inc.*	60	30,395
Masimo Corp.	147	3,116
Medtronic, Inc.	3,962	203,924
ResMed, Inc.(a)	287	12,952
Sirona Dental Systems, Inc.*	102	6,720
St. Jude Medical, Inc.	1,125	51,334
STERIS Corp.	189	8,104
Stryker Corp.	1,263	81,691
Teleflex, Inc.	101	7,826
Thoratec Corp.*	81	2,536
Varian Medical Systems, Inc.*	278	18,751
West Pharmaceutical Services, Inc.	92	6,464
Zimmer Holdings, Inc.	623	46,688

Total Health Care Equipment & Supplies		831,602

Health Care Providers & Services - 2.8%
Aetna, Inc.	2,120	134,705
Air Methods Corp.	105	3,557
Amedisys, Inc.*	264	3,068
AmerisourceBergen Corp.	814	45,446
Amsurg Corp.*	127	4,458
Cardinal Health, Inc.	1,209	57,065
Centene Corp.*	56	2,938
Chemed Corp.	93	6,736
Cigna Corp.	1,360	98,586
Community Health Systems, Inc.	395	18,518
DaVita HealthCare Partners, Inc.*	252	30,442
Ensign Group, Inc. (The)	127	4,473
Express Scripts Holding Co.*	984	60,703
Five Star Quality Care, Inc.*	1,301	7,299
Hanger Orthopedic Group, Inc.*	118	3,732
HCA Holdings, Inc.	3,377	121,775
Health Management Associates, Inc. Class A*	916	14,399
Health Net, Inc.*	162	5,155
HealthSouth Corp.*	321	9,245
Henry Schein, Inc.*	263	25,182
Humana, Inc.	884	74,592
Kindred Healthcare, Inc.*	221	2,902
Laboratory Corp. of America Holdings*	328	32,833
Landauer, Inc.	21	1,014
LifePoint Hospitals, Inc.*	187	9,133
Magellan Health Services, Inc.*	119	6,674
McKesson Corp.	790	90,455
Mednax, Inc.*	168	15,385
Molina Healthcare, Inc.*	87	3,235
MWI Veterinary Supply, Inc.*	35	4,313
National Healthcare Corp.	38	1,816
Omnicare, Inc.	233	11,116
Owens & Minor, Inc.	174	5,886
Patterson Cos., Inc.	394	14,814
Quest Diagnostics, Inc.	539	32,680
Select Medical Holdings Corp.	653	5,355
Team Health Holdings, Inc.*	134	5,503
Tenet Healthcare Corp.*	187	8,621
Triple-S Management Corp. Class B*	208	4,466
UnitedHealth Group, Inc.	5,000	327,400
Universal American Corp.	553	4,916
Universal Health Services, Inc. Class B	380	25,445
Vanguard Health Systems, Inc.*	361	7,487
VCA Antech, Inc.*	261	6,809
WellCare Health Plans, Inc.*	235	13,054
WellPoint, Inc.	2,013	164,744

Total Health Care Providers & Services		1,538,130

Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc.*	131	1,695
Cerner Corp.*	233	22,389
Quality Systems, Inc.	77	1,441

Total Health Care Technology		25,525

Hotels, Restaurants & Leisure - 1.6%
Ameristar Casinos, Inc.	108	2,839
Bally Technologies, Inc.*(a)	131	7,391
Bob Evans Farms, Inc.	138	6,483
Bravo Brio Restaurant Group, Inc.*	168	2,994
Brinker International, Inc.(a)	300	11,829
Buffalo Wild Wings, Inc.*	36	3,534
Burger King Worldwide, Inc.(a)	246	4,799

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    43

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
CEC Entertainment, Inc.	118	$4,843
Cheesecake Factory, Inc. (The)	98	4,105
Chipotle Mexican Grill, Inc.*	44	16,031
Choice Hotels International, Inc.	153	6,073
Churchill Downs, Inc.	45	3,548
Cracker Barrel Old Country Store, Inc.	131	12,400
Darden Restaurants, Inc.	498	25,139
Denny’s Corp.*	1,042	5,856
DineEquity, Inc.	56	3,857
Domino’s Pizza, Inc.	140	8,141
Dunkin’ Brands Group, Inc.	134	5,738
Einstein Noah Restaurant Group, Inc.	119	1,690
Hyatt Hotels Corp. Class A*	164	6,619
International Game Technology	742	12,399
International Speedway Corp. Class A	168	5,287
Interval Leisure Group, Inc.	172	3,426
Jack In The Box, Inc.*	119	4,675
Krispy Kreme Doughnuts, Inc.*	789	13,768
Las Vegas Sands Corp.	1,447	76,590
Life Time Fitness, Inc.*	110	5,512
Marriott International, Inc. Class A	618	24,949
McDonald’s Corp.	2,983	295,317
Panera Bread Co. Class A*	56	10,413
Papa John’s International, Inc.*	119	7,779
Penn National Gaming, Inc.*	165	8,722
Six Flags Entertainment Corp.	88	3,094
Sonic Corp.*	223	3,247
Speedway Motorsports, Inc.	95	1,653
Starbucks Corp.	1,259	82,452
Starwood Hotels & Resorts Worldwide, Inc.	510	32,227
Texas Roadhouse, Inc.	165	4,128
Vail Resorts, Inc.	32	1,969
WMS Industries, Inc.*	119	3,036
Wyndham Worldwide Corp.	396	22,663
Wynn Resorts Ltd.	244	31,232
Yum! Brands, Inc.	1,097	76,066

Total Hotels, Restaurants & Leisure		874,513

Household Durables - 0.5%
American Greetings Corp. Class A	284	5,174
Blyth, Inc.(a)	78	1,089
D.R. Horton, Inc.	2,264	48,178
Ethan Allen Interiors, Inc.	114	3,283
Harman International Industries, Inc.	345	18,699
Jarden Corp.*	375	16,406
La-Z-Boy, Inc.	262	5,311
Leggett & Platt, Inc.	347	10,788
Lennar Corp. Class A	596	21,480
Mohawk Industries, Inc.*	134	15,074
Newell Rubbermaid, Inc.	921	24,176
NVR, Inc.*	9	8,298
PulteGroup, Inc.*	372	7,057
Tempur-Pedic International, Inc.*	184	8,078
Toll Brothers, Inc.*	189	6,167
Tupperware Brands Corp.	206	16,004
Whirlpool Corp.	310	35,452

Total Household Durables		250,714

Household Products - 1.6%
Central Garden and Pet Co. Class A*	311	2,146
Church & Dwight Co., Inc.	340	20,981
Clorox Co. (The)	362	30,097
Colgate-Palmolive Co.	2,306	132,111
Energizer Holdings, Inc.	169	16,986
Kimberly-Clark Corp.	1,136	110,351
Procter & Gamble Co. (The)	6,984	537,698
WD-40 Co.	50	2,724

Total Household Products		853,094

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	2,988	35,826
Calpine Corp.*	217	4,607

Total Independent Power Producers & Energy Traders		40,433

Industrial Conglomerates - 2.2%
3M Co.	2,406	263,096
Carlisle Cos., Inc.	208	12,960
Danaher Corp.	1,913	121,093
General Electric Co.	33,195	769,792
Raven Industries, Inc.	74	2,219
Seaboard Corp.	6	16,248
Standex International Corp.	51	2,690

Total Industrial Conglomerates		1,188,098

Insurance - 4.6%
Aflac, Inc.	2,822	164,015
Alleghany Corp.*	54	20,699
Allstate Corp. (The)	3,104	149,365
American Equity Investment Life Holding Co.	289	4,537
American Financial Group, Inc.	444	21,716
American National Insurance Co.	79	7,858
AMERISAFE, Inc.	134	4,340
AmTrust Financial Services, Inc.	361	12,888
Arthur J. Gallagher & Co.	224	9,787
Assurant, Inc.	772	39,303
Berkshire Hathaway, Inc. Class B*	6,894	771,577
Brown & Brown, Inc.	356	11,477
Chubb Corp. (The)	1,188	100,564
Cincinnati Financial Corp.	398	18,268
CNA Financial Corp.	1,280	41,754
CNO Financial Group, Inc.	1,155	14,969
Employers Holdings, Inc.	176	4,303
FBL Financial Group, Inc. Class A	207	9,007
Fidelity National Financial, Inc. Class A	1,120	26,667
First American Financial Corp.	499	10,998
Genworth Financial, Inc. Class A*	2,010	22,934
Hanover Insurance Group, Inc. (The)	189	9,248
Hartford Financial Services Group, Inc.	2,184	67,529
HCC Insurance Holdings, Inc.	440	18,968
Horace Mann Educators Corp.	226	5,510
Infinity Property & Casualty Corp.	72	4,303
Kemper Corp.	157	5,377
Lincoln National Corp.	2,220	80,963
Loews Corp.	1,043	46,309
Markel Corp.*	23	12,120
Marsh & McLennan Cos., Inc.	1,436	57,325
Mercury General Corp.	152	6,682
MetLife, Inc.	5,290	242,070
National Western Life Insurance Co. Class A	26	4,936
Navigators Group, Inc. (The)*	45	2,567
Phoenix Cos., Inc. (The)*	81	3,483
Primerica, Inc.	328	12,280
Principal Financial Group, Inc.	1,438	53,853
ProAssurance Corp.	280	14,605
Progressive Corp. (The)	1,811	46,036
Protective Life Corp.	610	23,430
Prudential Financial, Inc.	772	56,379

See Notes to Schedule of Investments.

44    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Reinsurance Group of America, Inc.	480	$33,173
RLI Corp.	107	8,176
Safety Insurance Group, Inc.	89	4,317
Selective Insurance Group, Inc.	117	2,693
StanCorp Financial Group, Inc.	253	12,501
State Auto Financial Corp.	242	4,397
Stewart Information Services Corp.	94	2,462
Symetra Financial Corp.	675	10,793
Torchmark Corp.	532	34,654
Travelers Cos., Inc. (The)	1,765	141,059
United Fire Group, Inc.	136	3,377
Universal Insurance Holdings, Inc.	1,039	7,356
Unum Group	758	22,262
W.R. Berkley Corp.	523	21,370

Total Insurance		2,549,589

Internet & Catalog Retail - 0.3%
Expedia, Inc.	311	18,707
HSN, Inc.	93	4,996
Liberty Interactive Corp. Class A*	676	15,555
Netflix, Inc.*	47	9,921
priceline.com, Inc.*	104	86,022
TripAdvisor, Inc.*	243	14,791

Total Internet & Catalog Retail		149,992

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	280	11,914
AOL, Inc.*	1,662	60,630
Bankrate, Inc.*	188	2,700
Blucora, Inc.*	160	2,966
Dealertrack Technologies, Inc.*	114	4,039
Digital River, Inc.*	145	2,722
Earthlink, Inc.	618	3,838
eBay, Inc.*	2,637	136,385
Equinix, Inc.*	18	3,325
Facebook, Inc. Class A*	451	11,212
Google, Inc. Class A*	728	640,909
IAC/InterActiveCorp	164	7,800
j2 Global, Inc.	128	5,441
Keynote Systems, Inc.	113	2,233
Liquidity Services, Inc.*(a)	67	2,323
Rackspace Hosting, Inc.*	54	2,046
Stamps.com, Inc.*	94	3,703
United Online, Inc.	461	3,494
ValueClick, Inc.*	381	9,403
VeriSign, Inc.*	298	13,309
Yahoo!, Inc.*	2,550	64,030

Total Internet Software & Services		994,422

IT Services - 3.2%
Acxiom Corp.*	149	3,379
Alliance Data Systems Corp.*	137	24,801
Automatic Data Processing, Inc.	1,118	76,986
Booz Allen Hamilton Holding Corp.	684	11,888
Broadridge Financial Solutions, Inc.	377	10,021
CACI International, Inc. Class A*(a)	146	9,270
Cardtronics, Inc.*	113	3,119
Cognizant Technology Solutions Corp. Class A*	662	41,448
Convergys Corp.	336	5,857
CoreLogic, Inc.*	118	2,734
CSG Systems International, Inc.*	189	4,101
DST Systems, Inc.	188	12,282
EPAM Systems, Inc.*	140	3,805
Euronet Worldwide, Inc.*	91	2,899
Fidelity National Information Services, Inc.	783	33,544
Fiserv, Inc.*	352	30,768
FleetCor Technologies, Inc.*	150	12,195
Gartner, Inc.*	174	9,916
Global Payments, Inc.	214	9,913
Heartland Payment Systems, Inc.(a)	112	4,172
International Business Machines Corp.	4,006	765,587
Jack Henry & Associates, Inc.	242	11,405
Lender Processing Services, Inc.	404	13,069
ManTech International Corp. Class A	178	4,649
Mastercard, Inc. Class A	273	156,839
MAXIMUS, Inc.	71	5,288
NeuStar, Inc. Class A*	172	8,373
Paychex, Inc.	831	30,348
Sapient Corp.*	412	5,381
Syntel, Inc.	154	9,682
TeleTech Holdings, Inc.*	328	7,685
Teradata Corp.*	285	14,316
Total System Services, Inc.	564	13,807
Unisys Corp.*	333	7,349
VeriFone Systems, Inc.*	358	6,018
Visa, Inc. Class A	1,583	289,293
Western Union Co. (The)	4,168	71,314
WEX, Inc.*	89	6,826

Total IT Services		1,740,327

Leisure Equipment & Products - 0.2%
Brunswick Corp.	150	4,793
Hasbro, Inc.(a)	439	19,680
LeapFrog Enterprises, Inc.*(a)	385	3,788
Mattel, Inc.	1,115	50,521
Polaris Industries, Inc.	168	15,960
Smith & Wesson Holding Corp.*(a)	294	2,934
Sturm Ruger & Co., Inc.(a)	72	3,459

Total Leisure Equipment & Products		101,135

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,192	50,970
Bio-Rad Laboratories, Inc. Class A*	81	9,088
Bruker Corp.*	343	5,539
Charles River Laboratories International, Inc.*	116	4,759
Covance, Inc.*	105	7,995
Illumina, Inc.*	128	9,580
Life Technologies Corp.*	376	27,828
Mettler-Toledo International, Inc.*	60	12,072
PAREXEL International Corp.*	148	6,799
PerkinElmer, Inc.	112	3,640
Techne Corp.	92	6,355
Thermo Fisher Scientific, Inc.	875	74,051
Waters Corp.*	230	23,012

Total Life Sciences Tools & Services		241,688

Machinery - 2.4%
Actuant Corp. Class A	298	9,825
AGCO Corp.	660	33,125
American Railcar Industries, Inc.	69	2,312
Astec Industries, Inc.	100	3,429
Barnes Group, Inc.	189	5,668
Blount International, Inc.*	166	1,962
Briggs & Stratton Corp.	190	3,762
Caterpillar, Inc.	3,378	278,651
Chart Industries, Inc.*	32	3,011
CLARCOR, Inc.	131	6,840

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    45

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Commercial Vehicle Group, Inc.*	412	$3,074
Crane Co.	38	2,277
Cummins, Inc.	795	86,226
Deere & Co.	1,826	148,362
Donaldson Co., Inc.	316	11,269
Dover Corp.	680	52,809
EnPro Industries, Inc.*	99	5,025
ESCO Technologies, Inc.	74	2,396
Flowserve Corp.	498	26,897
Gardner Denver, Inc.	168	12,630
Graco, Inc.	170	10,746
Greenbrier Cos., Inc (The)*	139	3,387
IDEX Corp.	279	15,013
Illinois Tool Works, Inc.	1,598	110,534
John Bean Technologies Corp.	111	2,332
Joy Global, Inc.	553	26,837
Kennametal, Inc.	334	12,969
Lincoln Electric Holdings, Inc.	275	15,749
Lindsay Corp.	32	2,399
Manitowoc Co., Inc. (The)	232	4,155
Meritor, Inc.*	552	3,892
Middleby Corp.*	51	8,675
Mueller Industries, Inc.	126	6,354
NACCO Industries, Inc. Class A	55	3,150
Nordson Corp.	191	13,238
Oshkosh Corp.*	440	16,707
PACCAR, Inc.	1,330	71,368
Pall Corp.	264	17,538
Parker Hannifin Corp.	639	60,961
RBC Bearings, Inc.*	66	3,429
Snap-On, Inc.	211	18,859
SPX Corp.	133	9,573
Stanley Black & Decker, Inc.	368	28,446
Terex Corp.*	212	5,576
Timken Co. (The)	522	29,378
Titan International, Inc.	248	4,184
Toro Co. (The)	192	8,719
Trimas Corp.*	133	4,958
Trinity Industries, Inc.	190	7,304
Valmont Industries, Inc.	89	12,735
WABCO Holdings, Inc.*	260	19,419
Wabtec Corp.	260	13,892
Watts Water Technologies, Inc. Class A	133	6,030
Woodward, Inc.	164	6,560
Xylem, Inc.	426	11,476

Total Machinery		1,296,092

Marine - 0.0%
Kirby Corp.*	129	10,261
Matson, Inc.	61	1,525

Total Marine		11,786

Media - 4.3%
AMC Networks, Inc. Class A*	144	9,419
Arbitron, Inc.	70	3,251
Belo Corp. Class A	510	7,114
CBS Corp. Class B	2,122	103,702
Cinemark Holdings, Inc.	326	9,102
Comcast Corp. Class A	5,931	248,390
DIRECTV Class A*	2,569	158,302
Discovery Communications, Inc. Class A*	855	66,014
DISH Network Corp. Class A	1,727	73,432
DreamWorks Animation SKG, Inc. Class A*(a)	300	7,698
Entercom Communications Corp. Class A*(a)	518	4,890
Gannett Co., Inc.	1,117	27,322
Harte-Hanks, Inc.	492	4,231
Interpublic Group of Cos., Inc. (The)	1,689	24,575
John Wiley & Sons, Inc. Class A	255	10,223
Liberty Media Corp. Class A*	705	89,366
LIN TV Corp. Class A*	483	7,390
Madison Square Garden Co. (The) Class A*	91	5,392
McClatchy Co. (The) Class A*(a)	995	2,269
McGraw-Hill Cos., Inc. (The)	715	38,031
Meredith Corp.(a)	208	9,922
Morningstar, Inc.	78	6,051
New York Times Co. (The) Class A*	327	3,617
News Corp. Class A	9,748	317,785
Omnicom Group, Inc.	908	57,086
Regal Entertainment Group Class A(a)	299	5,352
Scholastic Corp.	175	5,126
Scripps Networks Interactive, Inc. Class A	452	30,175
Sinclair Broadcast Group, Inc. Class A	336	9,872
Sirius XM Radio, Inc.(a)	56,006	187,620
Starz - Liberty Capital Class A*	596	13,172
Time Warner Cable, Inc.	974	109,555
Time Warner, Inc.	2,993	173,055
Valassis Communications, Inc.	214	5,262
Viacom, Inc. Class B	2,124	144,538
Walt Disney Co. (The)	5,493	346,883
Washington Post Co. (The) Class B	23	11,127
World Wrestling Entertainment, Inc. Class A	242	2,495

Total Media		2,338,806

Metals & Mining - 0.5%
Allegheny Technologies, Inc.	196	5,157
AMCOL International Corp.	113	3,581
Carpenter Technology Corp.	135	6,084
Cliffs Natural Resources, Inc.(a)	1,228	19,955
Coeur d’Alene Mines Corp.*	110	1,463
Commercial Metals Co.	638	9,423
Compass Minerals International, Inc.	88	7,439
Freeport-McMoRan Copper & Gold, Inc.	4,691	129,519
Globe Specialty Metals, Inc.	241	2,620
Gold Resource Corp.(a)	242	2,108
Haynes International, Inc.	49	2,346
Hecla Mining Co.	735	2,190
Kaiser Aluminum Corp.	63	3,902
Materion Corp.	97	2,628
Newmont Mining Corp.	629	18,839
Noranda Aluminum Holding Corp.	776	2,506
Nucor Corp.	609	26,382
Reliance Steel & Aluminum Co.	278	18,226
Royal Gold, Inc.	40	1,683
Schnitzer Steel Industries, Inc. Class A	101	2,361
Steel Dynamics, Inc.	495	7,380
Stillwater Mining Co.*(a)	495	5,316
SunCoke Energy, Inc.*	245	3,435
US Silica Holdings, Inc.	206	4,281
Walter Energy, Inc.(a)	225	2,340
Worthington Industries, Inc.	295	9,354

Total Metals & Mining		300,518

Multiline Retail - 0.8%
Big Lots, Inc.*	279	8,797
Dillard’s, Inc. Class A	263	21,558
Dollar General Corp.*	978	49,320
Dollar Tree, Inc.*	639	32,487
Family Dollar Stores, Inc.	306	19,067

See Notes to Schedule of Investments.

46    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Kohl’s Corp.	957	$48,338
Macy’s, Inc.	1,643	78,864
Nordstrom, Inc.	611	36,623
Saks, Inc.*	305	4,160
Target Corp.	2,003	137,927

Total Multiline Retail		437,141

Multi-Utilities - 1.0%
Alliant Energy Corp.	326	16,437
Ameren Corp.	230	7,921
Avista Corp.	191	5,161
Black Hills Corp.	81	3,949
CenterPoint Energy, Inc.	1,440	33,825
CMS Energy Corp.	757	20,568
Consolidated Edison, Inc.	823	47,989
Dominion Resources, Inc.	267	15,171
DTE Energy Co.	488	32,701
Integrys Energy Group, Inc.	183	10,711
MDU Resources Group, Inc.	320	8,291
NiSource, Inc.	550	15,752
NorthWestern Corp.	150	5,985
OGE Energy Corp.	300	20,460
PG&E Corp.	1,245	56,934
Public Service Enterprise Group, Inc.	1,826	59,637
SCANA Corp.	416	20,426
Sempra Energy	669	54,697
TECO Energy, Inc.	720	12,377
Vectren Corp.	226	7,645
Wisconsin Energy Corp.	714	29,267
Xcel Energy, Inc.	1,596	45,231

Total Multi-Utilities		531,135

Office Electronics - 0.1%
Xerox Corp.	7,855	71,245
Zebra Technologies Corp. Class A*	164	7,124

Total Office Electronics		78,369

Oil, Gas & Consumable Fuels - 10.2%
Alon USA Energy, Inc.	175	2,530
Anadarko Petroleum Corp.	900	77,337
Apache Corp.	1,599	134,044
Cabot Oil & Gas Corp.	112	7,954
Callon Petroleum Co.*	875	2,949
Carrizo Oil & Gas, Inc.*	115	3,258
Chevron Corp.	10,526	1,245,647
Cimarex Energy Co.	349	22,682
Clayton Williams Energy, Inc.*	51	2,219
Cloud Peak Energy, Inc.*	483	7,960
Concho Resources, Inc.*	358	29,972
ConocoPhillips	5,008	302,984
Consol Energy, Inc.	516	13,984
Contango Oil & Gas Co.	62	2,093
Continental Resources, Inc.*(a)	278	23,925
CVR Energy, Inc.	447	21,188
Delek US Holdings, Inc.	358	10,303
Denbury Resources, Inc.*	1,390	24,075
Devon Energy Corp.	779	40,415
Energen Corp.	236	12,333
EOG Resources, Inc.	383	50,433
EQT Corp.	214	16,985
Exxon Mobil Corp.	22,519	2,034,592
Gulfport Energy Corp.*	133	6,260
Hess Corp.	1,068	71,011
HollyFrontier Corp.	1,655	70,801
Kinder Morgan, Inc.	1,315	50,167
Laredo Petroleum Holdings, Inc.*(a)	279	5,736
Marathon Oil Corp.	2,907	100,524
Marathon Petroleum Corp.	2,020	143,541
Murphy Oil Corp.	612	37,265
Newfield Exploration Co.*	526	12,566
Noble Energy, Inc.	370	22,215
Northern Oil and Gas, Inc.*(a)	237	3,162
Oasis Petroleum, Inc.*	120	4,664
Occidental Petroleum Corp.	3,779	337,200
Peabody Energy Corp.	1,305	19,105
Phillips 66	5,189	305,684
Pioneer Natural Resources Co.	277	40,096
QEP Resources, Inc.	292	8,112
Rex Energy Corp.*	246	4,325
Rosetta Resources, Inc.*	164	6,973
SandRidge Energy, Inc.*(a)	5,074	24,152
Spectra Energy Corp.	1,764	60,787
Stone Energy Corp.*	272	5,992
Swift Energy Co.*(a)	111	1,331
Tesoro Corp.	798	41,751
Valero Energy Corp.	1,474	51,251
W&T Offshore, Inc.	356	5,087
Western Refining, Inc.	289	8,112
Whiting Petroleum Corp.*	433	19,957
Williams Cos., Inc. (The)	1,008	32,730
World Fuel Services Corp.	227	9,075

Total Oil, Gas & Consumable Fuels		5,599,494

Paper & Forest Products - 0.1%
Buckeye Technologies, Inc.	191	7,075
Clearwater Paper Corp.*	128	6,024
International Paper Co.	796	35,271
KapStone Paper and Packaging Corp.	319	12,817
MeadWestvaco Corp.	192	6,549
PH Glatfelter Co.	254	6,375
Schweitzer-Mauduit International, Inc.	80	3,990

Total Paper & Forest Products		78,101

Personal Products - 0.2%
Avon Products, Inc.	1,274	26,792
Elizabeth Arden, Inc.*	59	2,659
Estee Lauder Cos., Inc. (The) Class A	686	45,118
Nu Skin Enterprises, Inc. Class A	239	14,608
Prestige Brands Holdings, Inc.*	198	5,770
Revlon, Inc. Class A*	325	7,170
USANA Health Sciences, Inc.*(a)	74	5,356

Total Personal Products		107,473

Pharmaceuticals - 4.6%
Abbott Laboratories	4,870	169,866
AbbVie, Inc.	4,870	201,326
Actavis, Inc.*	101	12,748
Akorn, Inc.*	261	3,529
Allergan, Inc.	558	47,006
Bristol-Myers Squibb Co.	2,604	116,373
Eli Lilly & Co.	4,170	204,830
Endo Health Solutions, Inc.*	317	11,662
Forest Laboratories, Inc.*	926	37,966
Hi-Tech Pharmacal Co., Inc.	58	1,926
Hospira, Inc.*	204	7,815
Impax Laboratories, Inc.*	279	5,566
Johnson & Johnson	7,683	659,662
Medicines Co. (The)*	171	5,260

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    47

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Merck & Co., Inc.	7,311	$339,596
Mylan, Inc.*	1,124	34,878
Perrigo Co.	199	24,079
Pfizer, Inc.	20,490	573,925
Questcor Pharmaceuticals, Inc.	273	12,411
Salix Pharmaceuticals Ltd.*	62	4,101
Viropharma, Inc.*	253	7,248
Zoetis, Inc. Class A	937	28,944

Total Pharmaceuticals		2,510,717

Professional Services - 0.2%
Acacia Research Corp.	106	2,369
Corporate Executive Board Co. (The)	83	5,247
Dun & Bradstreet Corp. (The)	129	12,571
Equifax, Inc.	273	16,088
FTI Consulting, Inc.*	132	4,342
IHS, Inc. Class A*	82	8,559
Insperity, Inc.	145	4,394
Kelly Services, Inc. Class A	177	3,092
Korn/Ferry International*	175	3,280
Manpowergroup, Inc.	248	13,590
Navigant Consulting, Inc.*	228	2,736
Pendrell Corp.*	4,171	10,928
Robert Half International, Inc.	293	9,736
Towers Watson & Co. Class A	193	15,814
Verisk Analytics, Inc. Class A*	250	14,925

Total Professional Services		127,671

Real Estate Investment Trusts (REITs) - 0.8%
Alexander’s, Inc.	12	3,525
Alexandria Real Estate Equities, Inc.	72	4,732
American Tower Corp.	431	31,536
AvalonBay Communities, Inc.	85	11,467
BioMed Realty Trust, Inc.	93	1,881
Boston Properties, Inc.	130	13,711
BRE Properties, Inc.	31	1,551
Camden Property Trust	65	4,494
CBL & Associates Properties, Inc.	223	4,777
Digital Realty Trust, Inc.(a)	93	5,673
EPR Properties	57	2,865
Equity Lifestyle Properties, Inc.	44	3,458
Equity One, Inc.	62	1,403
Equity Residential	146	8,477
Essex Property Trust, Inc.	24	3,814
Extra Space Storage, Inc.	69	2,893
Federal Realty Investment Trust	74	7,672
Government Properties Income Trust	119	3,001
HCP, Inc.	748	33,989
Health Care REIT, Inc.	88	5,899
Home Properties, Inc.	41	2,680
Hospitality Properties Trust	230	6,044
Kimco Realty Corp.	339	7,265
Lexington Realty Trust	765	8,935
Liberty Property Trust	204	7,540
LTC Properties, Inc.	110	4,296
Macerich Co. (The)	188	11,462
Mack-Cali Realty Corp.	146	3,576
Medical Properties Trust, Inc.	267	3,824
National Health Investors, Inc.	111	6,645
National Retail Properties, Inc.(a)	146	5,022
Omega Healthcare Investors, Inc.	211	6,545
Piedmont Office Realty Trust, Inc. Class A	213	3,809
Plum Creek Timber Co., Inc.	245	11,434
Post Properties, Inc.	56	2,772
Potlatch Corp.	114	4,610
PS Business Parks, Inc.	41	2,959
Public Storage	177	27,139
Rayonier, Inc.	271	15,011
Realty Income Corp.	170	7,126
Select Income REIT	141	3,954
Senior Housing Properties Trust	290	7,520
Simon Property Group, Inc.	471	74,380
SL Green Realty Corp.	138	12,170
Taubman Centers, Inc.	36	2,705
Universal Health Realty Income Trust	80	3,450
Ventas, Inc.	242	16,809
Vornado Realty Trust	226	18,724
Weyerhaeuser Co.	342	9,744
WP Carey, Inc.	71	4,698

Total Real Estate Investment Trusts (REITs)		459,666

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	613	14,320
Howard Hughes Corp. (The)*	88	9,864
Jones Lang LaSalle, Inc.	108	9,843

Total Real Estate Management & Development		34,027

Road & Rail - 1.1%
AMERCO	64	10,362
Avis Budget Group, Inc.*	206	5,922
Con-way, Inc.	115	4,480
CSX Corp.	4,744	110,013
Genesee & Wyoming, Inc. Class A*	51	4,327
Heartland Express, Inc.	186	2,580
Hertz Global Holdings, Inc.*	882	21,874
JB Hunt Transport Services, Inc.	284	20,516
Kansas City Southern	220	23,311
Knight Transportation, Inc.	152	2,557
Landstar System, Inc.	118	6,077
Norfolk Southern Corp.	1,438	104,471
Old Dominion Freight Line, Inc.*	220	9,156
Quality Distribution, Inc.*	438	3,872
Ryder System, Inc.	99	6,018
Swift Transportation Co.*	576	9,527
Union Pacific Corp.	1,507	232,500
Werner Enterprises, Inc.	156	3,771

Total Road & Rail		581,334

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc.*	251	4,370
Altera Corp.	875	28,866
Amkor Technology, Inc.*	1,531	6,446
Analog Devices, Inc.	821	36,994
Applied Materials, Inc.	5,327	79,426
Atmel Corp.*	938	6,894
Broadcom Corp. Class A	1,199	40,478
Brooks Automation, Inc.	513	4,992
Cabot Microelectronics Corp.*	51	1,684
Cirrus Logic, Inc.*(a)	255	4,427
Cree, Inc.*	112	7,152
Cypress Semiconductor Corp.*	322	3,455
Diodes, Inc.*	227	5,895
Entegris, Inc.*	795	7,465
Entropic Communications, Inc.*	421	1,798
Fairchild Semiconductor International, Inc.*	278	3,836
GT Advanced Technologies, Inc.*(a)	1,321	5,482
Hittite Microwave Corp.*	70	4,060
Integrated Device Technology, Inc.*	463	3,676

See Notes to Schedule of Investments.

48    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Integrated Silicon Solution, Inc.*	266	$2,915
Intel Corp.	28,077	680,025
Intersil Corp. Class A	287	2,244
KLA-Tencor Corp.	707	39,401
Kulicke & Soffa Industries, Inc.*	522	5,773
Lam Research Corp.*	322	14,278
Lattice Semiconductor Corp.*	379	1,922
Linear Technology Corp.	614	22,620
LSI Corp.*	1,001	7,147
Maxim Integrated Products, Inc.	620	17,224
Microchip Technology, Inc.	526	19,594
MKS Instruments, Inc.	281	7,458
Nanometrics, Inc.*	138	2,024
NVIDIA Corp.	1,677	23,528
Omnivision Technologies, Inc.*	192	3,581
ON Semiconductor Corp.*	358	2,893
Semtech Corp.*	174	6,095
Silicon Laboratories, Inc.*	54	2,236
Skyworks Solutions, Inc.*	510	11,164
Teradyne, Inc.*	967	16,990
Texas Instruments, Inc.	2,913	101,576
Ultratech, Inc.*	72	2,644
Veeco Instruments, Inc.*(a)	196	6,942
Xilinx, Inc.	740	29,311

Total Semiconductors & Semiconductor Equipment		1,286,981

Software - 4.1%
ACI Worldwide, Inc.*	101	4,695
Activision Blizzard, Inc.	3,529	50,324
Adobe Systems, Inc.*	1,065	48,521
ANSYS, Inc.*	168	12,281
Autodesk, Inc.*	348	11,811
BMC Software, Inc.*	421	19,004
CA, Inc.	1,986	56,859
Cadence Design Systems, Inc.*	476	6,893
Citrix Systems, Inc.*	235	14,178
Compuware Corp.	384	3,974
Ebix, Inc.	151	1,398
Factset Research Systems, Inc.(a)	91	9,277
Fair Isaac Corp.	127	5,820
Fortinet, Inc.*	98	1,715
Informatica Corp.*	133	4,652
Intuit, Inc.	572	34,909
Manhattan Associates, Inc.*	46	3,549
Mentor Graphics Corp.	253	4,946
MICROS Systems, Inc.*	192	8,285
Microsoft Corp.	39,322	1,357,789
MicroStrategy, Inc. Class A*	25	2,174
Nuance Communications, Inc.*	154	2,831
Oracle Corp.	14,577	447,805
Progress Software Corp.*	228	5,246
Red Hat, Inc.*	102	4,878
SolarWinds, Inc.*	75	2,911
Solera Holdings, Inc.	127	7,068
SS&C Technologies Holdings, Inc.*	127	4,178
Symantec Corp.	2,158	48,490
Synopsys, Inc.*	343	12,262
TeleNav, Inc.*	326	1,705
TIBCO Software, Inc.*	167	3,574
Tyler Technologies, Inc.*	59	4,044
VMware, Inc. Class A*	365	24,451

Total Software		2,232,497

Specialty Retail - 2.3%
Aaron’s, Inc.	222	6,218
Abercrombie & Fitch Co. Class A	170	7,692
Advance Auto Parts, Inc.	245	19,887
Aeropostale, Inc.*	340	4,692
American Eagle Outfitters, Inc.	526	9,605
ANN, Inc.*	154	5,113
Asbury Automotive Group, Inc.*	126	5,053
Ascena Retail Group, Inc.*	487	8,498
AutoNation, Inc.*	362	15,707
AutoZone, Inc.*	127	53,809
Bed Bath & Beyond, Inc.*	805	57,074
Buckle, Inc. (The)	204	10,612
Cabela’s, Inc.*	213	13,794
CarMax, Inc.*	568	26,219
Cato Corp. (The) Class A	102	2,546
Chico’s FAS, Inc.	553	9,434
Children’s Place Retail Stores, Inc. (The)*	82	4,494
CST Brands, Inc.*	163	5,022
Destination XL Group, Inc.*	773	4,901
Dick’s Sporting Goods, Inc.	299	14,968
DSW, Inc. Class A	119	8,743
Express, Inc.*	515	10,800
Finish Line, Inc. (The) Class A	211	4,612
Foot Locker, Inc.	484	17,003
GameStop Corp. Class A	624	26,227
Gap, Inc. (The)	1,344	56,085
Genesco, Inc.*	54	3,617
GNC Holdings, Inc. Class A	305	13,484
Group 1 Automotive, Inc.	51	3,281
Guess?, Inc.	423	13,126
hhgregg, Inc.*	148	2,364
Hibbett Sports, Inc.*	55	3,052
Home Depot, Inc. (The)	3,555	275,406
Jos. A. Bank Clothiers, Inc.*	99	4,091
L Brands, Inc.	678	33,391
Lithia Motors, Inc. Class A	101	5,384
Lowe’s Cos., Inc.	2,684	109,776
Lumber Liquidators Holdings, Inc.*	78	6,074
Mattress Firm Holding Corp.*	112	4,514
Men’s Wearhouse, Inc. (The)	147	5,564
Monro Muffler Brake, Inc.	56	2,691
O’Reilly Automotive, Inc.*	306	34,462
Penske Automotive Group, Inc.	386	11,788
PetSmart, Inc.	267	17,886
Pier 1 Imports, Inc.	537	12,614
Rent-A-Center, Inc.	205	7,698
Ross Stores, Inc.	553	35,840
rue21, Inc.*	83	3,454
Sally Beauty Holdings, Inc.*	493	15,332
Select Comfort Corp.*	224	5,613
Sonic Automotive, Inc. Class A	323	6,828
Stage Stores, Inc.	98	2,303
Staples, Inc.	3,567	56,573
Systemax, Inc.	300	2,823
Tiffany & Co.	353	25,712
TJX Cos., Inc. (The)	1,994	99,820
Tractor Supply Co.	133	15,642
Ulta Salon Cosmetics & Fragrance, Inc.*	50	5,008
Urban Outfitters, Inc.*	254	10,216
Vitamin Shoppe, Inc.*	53	2,376

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    49

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

June 30, 2013

Investments	Shares	Value
Williams-Sonoma, Inc.	254	$14,196

Total Specialty Retail		1,280,807

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	134	9,925
Coach, Inc.	841	48,013
Columbia Sportswear Co.	132	8,270
Crocs, Inc.*	515	8,498
Deckers Outdoor Corp.*	215	10,860
Fossil Group, Inc.*	166	17,149
G-III Apparel Group Ltd.*	102	4,908
Hanesbrands, Inc.	294	15,117
Iconix Brand Group, Inc.*	305	8,970
Jones Group, Inc. (The)	253	3,479
Maidenform Brands, Inc.*	119	2,062
NIKE, Inc. Class B	2,146	136,657
PVH Corp.	173	21,634
Quiksilver, Inc.*	710	4,572
Ralph Lauren Corp.	208	36,138
Steven Madden Ltd.*	172	8,321
True Religion Apparel, Inc.	61	1,931
Under Armour, Inc. Class A*	118	7,046
Vera Bradley, Inc.*(a)	60	1,300
VF Corp.	300	57,918
Wolverine World Wide, Inc.	183	9,994

Total Textiles, Apparel & Luxury Goods		422,762

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	205	2,210
BankUnited, Inc.	311	8,089
Bofi Holding, Inc.*	197	9,027
Capitol Federal Financial, Inc.	184	2,234
Dime Community Bancshares, Inc.	135	2,068
EverBank Financial Corp.	228	3,776
Flagstar Bancorp, Inc.*(a)	175	2,443
Flushing Financial Corp.	183	3,010
HomeStreet, Inc.	135	2,896
Nationstar Mortgage Holdings, Inc.*(a)	218	8,162
New York Community Bancorp, Inc.(a)	1,800	25,200
Northwest Bancshares, Inc.	324	4,377
Ocwen Financial Corp.*	206	8,491
People’s United Financial, Inc.	818	12,188
Provident Financial Services, Inc.	185	2,919
TFS Financial Corp.*	247	2,767
Walker & Dunlop, Inc.*	146	2,555
Washington Federal, Inc.	498	9,402

Total Thrifts & Mortgage Finance		111,814

Tobacco - 1.5%
Altria Group, Inc.	5,888	206,021
Lorillard, Inc.	1,350	58,968
Philip Morris International, Inc.	5,088	440,722
Reynolds American, Inc.	1,729	83,632
Universal Corp.	136	7,868
Vector Group Ltd.(a)	164	2,660

Total Tobacco		799,871

Trading Companies & Distributors - 0.3%
Air Lease Corp.	188	5,187
Applied Industrial Technologies, Inc.	221	10,681
Beacon Roofing Supply, Inc.*	91	3,447
CAI International, Inc.*	145	3,418
DXP Enterprises, Inc.*	54	3,596
Fastenal Co.	397	18,202
GATX Corp.	129	6,119
Kaman Corp.	95	3,283
MRC Global, Inc.*	199	5,496
MSC Industrial Direct Co., Inc. Class A	162	12,549
Rush Enterprises, Inc. Class A*	173	4,282
TAL International Group, Inc.*	206	8,975
Titan Machinery, Inc.*(a)	101	1,983
United Rentals, Inc.*	78	3,893
W.W. Grainger, Inc.	170	42,871
Watsco, Inc.	89	7,472
WESCO International, Inc.*(a)	145	9,854

Total Trading Companies & Distributors		151,308

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	320	5,942

Water Utilities - 0.1%
American States Water Co.	96	5,152
American Water Works Co., Inc.	437	18,018
Aqua America, Inc.	225	7,040
California Water Service Group	127	2,478

Total Water Utilities		32,688

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp.*	167	12,089
NTELOS Holdings Corp.	100	1,646
Telephone & Data Systems, Inc.	367	9,047
T-Mobile US, Inc.*	954	23,669
United States Cellular Corp.	164	6,017
USA Mobility, Inc.	341	4,627

Total Wireless Telecommunication Services		57,095

TOTAL COMMON STOCKS (Cost: $43,261,884)		54,752,425

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $725,999)(c)	725,999	725,999

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $43,987,883)(d)		55,478,424
Liabilities in Excess of Other Assets - (1.2)%		(664,964)

NET ASSETS - 100.0%		$54,813,460

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $705,506 and the total market value of the collateral held by the Fund was $725,999.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

50    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 100.4%

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.1%
B/E Aerospace, Inc.*	313	$19,744
Boeing Co. (The)	4,792	490,893
General Dynamics Corp.	2,401	188,070
Honeywell International, Inc.	3,089	245,081
L-3 Communications Holdings, Inc.	882	75,623
Lockheed Martin Corp.	2,501	271,258
Northrop Grumman Corp.	1,997	165,352
Precision Castparts Corp.	523	118,203
Raytheon Co.	2,321	153,465
Rockwell Collins, Inc.	692	43,880
Textron, Inc.	1,146	29,853
TransDigm Group, Inc.	160	25,083
United Technologies Corp.	4,450	413,583

Total Aerospace & Defense		2,240,088

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	515	28,999
Expeditors International of Washington, Inc.	679	25,809
FedEx Corp.	1,596	157,334
United Parcel Service, Inc. Class B	3,473	300,345

Total Air Freight & Logistics		512,487

Airlines - 0.2%
Delta Air Lines, Inc.*	6,714	125,619
Southwest Airlines Co.	3,416	44,032

Total Airlines		169,651

Auto Components - 0.3%
BorgWarner, Inc.*	618	53,241
Johnson Controls, Inc.	2,897	103,683
TRW Automotive Holdings Corp.*	1,422	94,478

Total Auto Components		251,402

Automobiles - 1.3%
Ford Motor Co.	32,692	505,745
General Motors Co.*	11,125	370,574
Harley-Davidson, Inc.	888	48,680

Total Automobiles		924,999

Beverages - 2.1%
Beam, Inc.	447	28,210
Brown-Forman Corp. Class B	649	43,840
Coca-Cola Co. (The)	17,501	701,965
Coca-Cola Enterprises, Inc.	1,672	58,788
Constellation Brands, Inc. Class A*	969	50,504
Dr. Pepper Snapple Group, Inc.	1,015	46,619
Molson Coors Brewing Co. Class B	1,033	49,440
Monster Beverage Corp.*	461	28,015
PepsiCo, Inc.	6,451	527,627

Total Beverages		1,535,008

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc.*	171	15,773
Amgen, Inc.	3,775	372,442
Biogen Idec, Inc.*	713	153,438
Celgene Corp.*	1,542	180,275
Gilead Sciences, Inc.*	5,177	265,114
Onyx Pharmaceuticals, Inc.*	42	3,646
Regeneron Pharmaceuticals, Inc.*	93	20,914
Vertex Pharmaceuticals, Inc.*	201	16,054

Total Biotechnology		1,027,656

Building Products - 0.0%
Fortune Brands Home & Security, Inc.	95	3,680

Capital Markets - 2.3%
Affiliated Managers Group, Inc.*	121	19,837
Ameriprise Financial, Inc.	989	79,990
Bank of New York Mellon Corp. (The)	7,009	196,602
BlackRock, Inc.	854	219,350
Charles Schwab Corp. (The)	4,565	96,915
Franklin Resources, Inc.	1,120	152,342
Goldman Sachs Group, Inc. (The)	3,193	482,941
Morgan Stanley	1,043	25,481
Northern Trust Corp.	1,031	59,695
Raymond James Financial, Inc.	535	22,994
State Street Corp.	3,198	208,542
T. Rowe Price Group, Inc.	939	68,688
TD Ameritrade Holding Corp.	2,800	68,012

Total Capital Markets		1,701,389

Chemicals - 2.0%
Air Products & Chemicals, Inc.	815	74,630
Airgas, Inc.	287	27,397
Albemarle Corp.	425	26,473
Ashland, Inc.	95	7,932
Axiall Corp.	237	10,091
Celanese Corp. Series A	993	44,486
CF Industries Holdings, Inc.	660	113,190
Dow Chemical Co. (The)	3,539	113,850
E.I. du Pont de Nemours & Co.	4,429	232,523
Eastman Chemical Co.	682	47,747
Ecolab, Inc.	564	48,047
FMC Corp.	510	31,141
International Flavors & Fragrances, Inc.	296	22,247
Monsanto Co.	1,715	169,442
Mosaic Co. (The)	2,462	132,480
PPG Industries, Inc.	581	85,064
Praxair, Inc.	1,142	131,513
Sherwin-Williams Co. (The)	293	51,744
Sigma-Aldrich Corp.	478	38,412
Valspar Corp.	327	21,147
W.R. Grace & Co.*	315	26,473
Westlake Chemical Corp.	271	26,127

Total Chemicals		1,482,156

Commercial Banks - 4.0%
BB&T Corp.	4,394	148,869
Comerica, Inc.	1,200	47,796
Fifth Third Bancorp	7,087	127,920
Huntington Bancshares, Inc.	6,585	51,890
KeyCorp	6,607	72,941
M&T Bank Corp.	602	67,274
PNC Financial Services Group, Inc.	3,259	237,646
Regions Financial Corp.	9,231	87,971
SunTrust Banks, Inc.	4,431	139,887
U.S. Bancorp	11,958	432,282
Wells Fargo & Co.	36,345	1,499,958

Total Commercial Banks		2,914,434

Commercial Services & Supplies - 0.3%
Cintas Corp.	518	23,590
Iron Mountain, Inc.	580	15,434
Republic Services, Inc.	1,516	51,453
Stericycle, Inc.*	203	22,417

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    51

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2013

Investments	Shares	Value
Waste Management, Inc.	2,072	$83,564

Total Commercial Services & Supplies		196,458

Communications Equipment - 1.7%
Cisco Systems, Inc.	29,872	726,188
F5 Networks, Inc.*	206	14,173
Harris Corp.	815	40,139
Juniper Networks, Inc.*	754	14,560
Motorola Solutions, Inc.	1,005	58,019
QUALCOMM, Inc.	6,080	371,366

Total Communications Equipment		1,224,445

Computers & Peripherals - 5.0%
Apple, Inc.	5,980	2,368,558
Dell, Inc.	21,528	287,399
EMC Corp.	7,729	182,559
Hewlett-Packard Co.	20,654	512,219
NetApp, Inc.*	1,197	45,223
SanDisk Corp.*	812	49,613
Western Digital Corp.	3,435	213,279

Total Computers & Peripherals		3,658,850

Construction & Engineering - 0.1%
Fluor Corp.	780	46,262
Jacobs Engineering Group, Inc.*	643	35,448
Quanta Services, Inc.*	724	19,157

Total Construction & Engineering		100,867

Consumer Finance - 1.4%
American Express Co.	6,589	492,594
Capital One Financial Corp.	3,560	223,604
Discover Financial Services	4,363	207,853
SLM Corp.	4,854	110,962

Total Consumer Finance		1,035,013

Containers & Packaging - 0.1%
Ball Corp.	725	30,117
Crown Holdings, Inc.*	1,109	45,613

Total Containers & Packaging		75,730

Distributors - 0.1%
Genuine Parts Co.	704	54,961
LKQ Corp.*	804	20,703

Total Distributors		75,664

Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,514	42,014

Diversified Financial Services - 4.5%
Bank of America Corp.	43,084	554,060
Citigroup, Inc.	15,958	765,505
CME Group, Inc.	2,096	159,254
IntercontinentalExchange, Inc.*	315	55,995
JPMorgan Chase & Co.	29,866	1,576,626
Leucadia National Corp.	831	21,789
Moody’s Corp.	939	57,213
NYSE Euronext	1,553	64,294

Total Diversified Financial Services		3,254,736

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	17,639	624,420
CenturyLink, Inc.	1,065	37,648
Frontier Communications Corp.(a)	1,912	7,744
Verizon Communications, Inc.	10,644	535,819
Windstream Corp.(a)	1,320	10,177

Total Diversified Telecommunication Services		1,215,808

Electric Utilities - 1.3%
American Electric Power Co., Inc.	1,135	50,825
Duke Energy Corp.	1,655	111,713
Entergy Corp.	840	58,531
Exelon Corp.	3,545	109,470
FirstEnergy Corp.	2,116	79,011
NextEra Energy, Inc.	2,051	167,116
Northeast Utilities	910	38,238
Pinnacle West Capital Corp.	538	29,843
PPL Corp.	4,631	140,134
Southern Co. (The)	3,569	157,500

Total Electric Utilities		942,381

Electrical Equipment - 0.5%
AMETEK, Inc.	867	36,674
Emerson Electric Co.	3,382	184,454
Hubbell, Inc. Class B	256	25,344
Rockwell Automation, Inc.	635	52,794
Roper Industries, Inc.	329	40,869

Total Electrical Equipment		340,135

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	633	49,336
Corning, Inc.	11,827	168,298
Trimble Navigation Ltd.*	414	10,768

Total Electronic Equipment, Instruments & Components		228,402

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	2,496	115,141
Cameron International Corp.*	921	56,328
Diamond Offshore Drilling, Inc.(a)	781	53,725
FMC Technologies, Inc.*	709	39,477
Halliburton Co.	6,663	277,980
Helmerich & Payne, Inc.	696	43,465
National Oilwell Varco, Inc.	2,616	180,243
Oceaneering International, Inc.	360	25,992

Total Energy Equipment & Services		792,351

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	1,296	143,299
CVS Caremark Corp.	5,986	342,280
Kroger Co. (The)	1,735	59,927
Sysco Corp.	2,678	91,480
Walgreen Co.	4,331	191,430
Wal-Mart Stores, Inc.	17,970	1,338,585
Whole Foods Market, Inc.	794	40,875

Total Food & Staples Retailing		2,207,876

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,959	100,340
Campbell Soup Co.	1,597	71,530
ConAgra Foods, Inc.	1,787	62,420
General Mills, Inc.	2,857	138,650
Green Mountain Coffee Roasters, Inc.*	572	42,934
Hershey Co. (The)	695	62,050
Hormel Foods Corp.	1,146	44,213
Ingredion, Inc.	438	28,741
J.M. Smucker Co. (The)	407	41,982
Kellogg Co.	1,409	90,500
McCormick & Co., Inc.	467	32,858
Mead Johnson Nutrition Co.	622	49,281
Mondelez International, Inc. Class A	9,432	269,095

See Notes to Schedule of Investments.

52    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2013

Investments	Shares	Value
Tyson Foods, Inc. Class A	1,978	$50,795

Total Food Products		1,085,389

Gas Utilities - 0.0%
ONEOK, Inc.	566	23,381

Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	2,530	175,253
Becton Dickinson and Co.	1,062	104,957
Boston Scientific Corp.*	4,950	45,887
C.R. Bard, Inc.	393	42,711
CareFusion Corp.*	956	35,229
DENTSPLY International, Inc.	529	21,668
Edwards Lifesciences Corp.*	213	14,314
Hologic, Inc.*	321	6,195
IDEXX Laboratories, Inc.*(a)	128	11,492
Intuitive Surgical, Inc.*	90	45,592
Medtronic, Inc.	6,041	310,930
ResMed, Inc.(a)	475	21,437
St. Jude Medical, Inc.	1,669	76,156
Stryker Corp.	1,947	125,932
Varian Medical Systems, Inc.*	437	29,476
Zimmer Holdings, Inc.	932	69,844

Total Health Care Equipment & Supplies		1,137,073

Health Care Providers & Services - 2.7%
Aetna, Inc.	3,215	204,281
AmerisourceBergen Corp.	1,251	69,843
Cardinal Health, Inc.	1,879	88,689
Cigna Corp.	2,072	150,199
DaVita HealthCare Partners, Inc.*	401	48,441
Express Scripts Holding Co.*	1,543	95,187
HCA Holdings, Inc.	5,059	182,427
Henry Schein, Inc.*	353	33,800
Humana, Inc.	1,368	115,432
Laboratory Corp. of America Holdings*	498	49,850
McKesson Corp.	1,202	137,629
Quest Diagnostics, Inc.	843	51,111
UnitedHealth Group, Inc.	7,537	493,523
WellPoint, Inc.	3,083	252,313

Total Health Care Providers & Services		1,972,725

Health Care Technology - 0.0%
Cerner Corp.*	342	32,863

Hotels, Restaurants & Leisure - 1.5%
Burger King Worldwide, Inc.(a)	383	7,472
Chipotle Mexican Grill, Inc.*	69	25,140
Darden Restaurants, Inc.	757	38,214
Hyatt Hotels Corp. Class A*	227	9,162
Las Vegas Sands Corp.	2,226	117,822
Marriott International, Inc. Class A	984	39,724
McDonald’s Corp.	4,497	445,203
Panera Bread Co. Class A*	78	14,503
Starbucks Corp.	1,945	127,378
Starwood Hotels & Resorts Worldwide, Inc.	790	49,920
Wyndham Worldwide Corp.	569	32,564
Wynn Resorts Ltd.	379	48,512
Yum! Brands, Inc.	1,695	117,531

Total Hotels, Restaurants & Leisure		1,073,145

Household Durables - 0.3%
D.R. Horton, Inc.	3,323	70,713
Lennar Corp. Class A	987	35,571
Mohawk Industries, Inc.*	191	21,486
Newell Rubbermaid, Inc.	1,410	37,013
PulteGroup, Inc.*	608	11,534
Toll Brothers, Inc.*	186	6,069
Whirlpool Corp.	355	40,598

Total Household Durables		222,984

Household Products - 1.8%
Church & Dwight Co., Inc.	468	28,880
Clorox Co. (The)	536	44,563
Colgate-Palmolive Co.	3,518	201,546
Energizer Holdings, Inc.	289	29,047
Kimberly-Clark Corp.	1,696	164,750
Procter & Gamble Co. (The)	10,460	805,316

Total Household Products		1,274,102

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	5,047	60,513
Calpine Corp.*	333	7,070

Total Independent Power Producers & Energy Traders		67,583

Industrial Conglomerates - 2.4%
3M Co.	3,613	395,082
Danaher Corp.	2,940	186,102
General Electric Co.	50,264	1,165,622

Total Industrial Conglomerates		1,746,806

Insurance - 4.5%
Aflac, Inc.	4,307	250,323
Alleghany Corp.*	87	33,348
Allstate Corp. (The)	4,733	227,752
Berkshire Hathaway, Inc. Class B*	10,482	1,173,146
Chubb Corp. (The)	1,819	153,978
Cincinnati Financial Corp.	640	29,376
CNA Financial Corp.	1,957	63,837
Fidelity National Financial, Inc. Class A	1,722	41,001
Hartford Financial Services Group, Inc.	3,252	100,552
Lincoln National Corp.	3,323	121,190
Loews Corp.	1,464	65,002
Marsh & McLennan Cos., Inc.	2,256	90,060
MetLife, Inc.	7,883	360,726
Principal Financial Group, Inc.	1,798	67,335
Progressive Corp. (The)	2,646	67,261
Prudential Financial, Inc.	1,269	92,675
Torchmark Corp.	755	49,181
Travelers Cos., Inc. (The)	2,760	220,579
Unum Group	771	22,644
W.R. Berkley Corp.	683	27,907

Total Insurance		3,257,873

Internet & Catalog Retail - 0.3%
Expedia, Inc.	471	28,331
Liberty Interactive Corp. Class A*	826	19,006
priceline.com, Inc.*	161	133,168
TripAdvisor, Inc.*	349	21,243

Total Internet & Catalog Retail		201,748

Internet Software & Services - 1.9%
Akamai Technologies, Inc.*	385	16,382
eBay, Inc.*	3,968	205,225
Equinix, Inc.*	38	7,019
Facebook, Inc. Class A*	765	19,018
Google, Inc. Class A*	1,110	977,211
LinkedIn Corp. Class A*	14	2,496
Rackspace Hosting, Inc.*	95	3,599

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    53

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2013

Investments	Shares	Value
VeriSign, Inc.*	483	$21,571
Yahoo!, Inc.*	3,815	95,795

Total Internet Software & Services		1,348,316

IT Services - 3.2%
Alliance Data Systems Corp.*	202	36,568
Automatic Data Processing, Inc.	1,699	116,993
Cognizant Technology Solutions Corp. Class A*	1,030	64,488
Fidelity National Information Services, Inc.	1,188	50,894
Fiserv, Inc.*	529	46,240
International Business Machines Corp.	6,067	1,159,464
Mastercard, Inc. Class A	408	234,396
Paychex, Inc.	1,194	43,605
Teradata Corp.*	473	23,759
Visa, Inc. Class A	2,390	436,773
Western Union Co. (The)	6,754	115,561

Total IT Services		2,328,741

Leisure Equipment & Products - 0.2%
Hasbro, Inc.(a)	710	31,829
Mattel, Inc.	1,712	77,571
Polaris Industries, Inc.	250	23,750

Total Leisure Equipment & Products		133,150

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,918	82,014
Illumina, Inc.*	113	8,457
Life Technologies Corp.*	564	41,741
Mettler-Toledo International, Inc.*	102	20,522
Thermo Fisher Scientific, Inc.	1,336	113,066
Waters Corp.*	379	37,919

Total Life Sciences Tools & Services		303,719

Machinery - 1.9%
Caterpillar, Inc.	5,111	421,606
Cummins, Inc.	1,219	132,213
Deere & Co.	2,733	222,056
Donaldson Co., Inc.	567	20,219
Dover Corp.	996	77,349
Flowserve Corp.	702	37,915
Illinois Tool Works, Inc.	2,395	165,662
Joy Global, Inc.	885	42,949
PACCAR, Inc.	1,966	105,496
Pall Corp.	388	25,775
Parker Hannifin Corp.	977	93,206
Stanley Black & Decker, Inc.	622	48,081
Xylem, Inc.	722	19,451

Total Machinery		1,411,978

Media - 4.5%
CBS Corp. Class B	3,229	157,801
Comcast Corp. Class A	8,992	376,585
DIRECTV*	3,980	245,248
Discovery Communications, Inc. Class A*	1,265	97,671
DISH Network Corp. Class A	2,475	105,237
Interpublic Group of Cos., Inc. (The)	2,606	37,917
Liberty Media Corp. Class A*	1,047	132,718
McGraw-Hill Cos., Inc. (The)	1,049	55,796
News Corp. Class A	15,027	489,880
Omnicom Group, Inc.	1,389	87,326
Scripps Networks Interactive, Inc. Class A	695	46,398
Sirius XM Radio, Inc.(a)	85,342	285,896
Starz - Liberty Capital Class A*	1,047	23,139
Time Warner Cable, Inc.	1,479	166,358
Time Warner, Inc.	4,348	251,401
Viacom, Inc. Class B	3,251	221,231
Walt Disney Co. (The)	8,222	519,219

Total Media		3,299,821

Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	6,594	182,060
Newmont Mining Corp.	607	18,180
Nucor Corp.	929	40,244
Royal Gold, Inc.	57	2,399

Total Metals & Mining		242,883

Multiline Retail - 0.8%
Dollar General Corp.*	1,531	77,208
Dollar Tree, Inc.*	983	49,976
Family Dollar Stores, Inc.	526	32,775
Kohl’s Corp.	1,463	73,896
Macy’s, Inc.	2,500	120,000
Nordstrom, Inc.	989	59,281
Target Corp.	2,930	201,760

Total Multiline Retail		614,896

Multi-Utilities - 1.0%
Alliant Energy Corp.	512	25,815
Ameren Corp.	181	6,234
CenterPoint Energy, Inc.	2,138	50,222
CMS Energy Corp.	1,128	30,648
Consolidated Edison, Inc.	1,245	72,596
Dominion Resources, Inc.	276	15,682
DTE Energy Co.	712	47,711
NiSource, Inc.	798	22,855
OGE Energy Corp.	458	31,236
PG&E Corp.	1,869	85,469
Public Service Enterprise Group, Inc.	2,891	94,420
SCANA Corp.	613	30,098
Sempra Energy	869	71,049
Wisconsin Energy Corp.	1,089	44,638
Xcel Energy, Inc.	2,445	69,291

Total Multi-Utilities		697,964

Office Electronics - 0.2%
Xerox Corp.	12,499	113,366

Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	1,352	116,177
Apache Corp.	2,322	194,653
Cabot Oil & Gas Corp.	122	8,664
Chevron Corp.	15,899	1,881,488
Cimarex Energy Co.	531	34,510
Concho Resources, Inc.*	568	47,553
ConocoPhillips	7,612	460,526
Consol Energy, Inc.	795	21,544
Continental Resources, Inc.*(a)	431	37,092
Denbury Resources, Inc.*	2,281	39,507
Devon Energy Corp.	936	48,560
EOG Resources, Inc.	607	79,930
EQT Corp.	356	28,256
Exxon Mobil Corp.	34,147	3,085,181
Hess Corp.	1,628	108,246
HollyFrontier Corp.	2,518	107,720
Kinder Morgan, Inc.	2,098	80,039
Marathon Oil Corp.	4,357	150,665
Marathon Petroleum Corp.	3,112	221,139
Murphy Oil Corp.	882	53,705
Noble Energy, Inc.	436	26,177

See Notes to Schedule of Investments.

54    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2013

Investments	Shares	Value
Occidental Petroleum Corp.	5,740	$512,180
Peabody Energy Corp.	2,006	29,368
Phillips 66	7,915	466,273
Pioneer Natural Resources Co.	384	55,584
QEP Resources, Inc.	424	11,779
Spectra Energy Corp.	2,812	96,901
Tesoro Corp.	1,016	53,157
Valero Energy Corp.	2,319	80,632
Whiting Petroleum Corp.*	701	32,309
Williams Cos., Inc. (The)	1,405	45,620

Total Oil, Gas & Consumable Fuels		8,215,135

Paper & Forest Products - 0.1%
International Paper Co.	1,246	55,210
MeadWestvaco Corp.	289	9,858

Total Paper & Forest Products		65,068

Personal Products - 0.1%
Avon Products, Inc.	1,773	37,286
Estee Lauder Cos., Inc. (The) Class A	1,098	72,216

Total Personal Products		109,502

Pharmaceuticals - 5.1%
Abbott Laboratories	7,438	259,438
AbbVie, Inc.	7,438	307,487
Actavis, Inc.*	141	17,797
Allergan, Inc.	867	73,036
Bristol-Myers Squibb Co.	4,045	180,771
Eli Lilly & Co.	6,027	296,046
Forest Laboratories, Inc.*	1,198	49,118
Hospira, Inc.*	209	8,007
Johnson & Johnson	11,625	998,123
Merck & Co., Inc.	11,143	517,592
Mylan, Inc.*	1,709	53,030
Perrigo Co.	305	36,905
Pfizer, Inc.	31,131	871,979
Zoetis, Inc.	1,434	44,296

Total Pharmaceuticals		3,713,625

Professional Services - 0.1%
Equifax, Inc.	407	23,984
IHS, Inc. Class A*	102	10,647
Verisk Analytics, Inc. Class A*	477	28,477

Total Professional Services		63,108

Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	692	50,634
AvalonBay Communities, Inc.	128	17,269
Boston Properties, Inc.	202	21,305
Camden Property Trust	102	7,052
Digital Realty Trust, Inc.(a)	166	10,126
Equity Residential	243	14,109
Essex Property Trust, Inc.	33	5,244
Federal Realty Investment Trust	103	10,679
HCP, Inc.	1,169	53,119
Health Care REIT, Inc.	158	10,591
Kimco Realty Corp.	403	8,636
Macerich Co. (The)	318	19,388
Plum Creek Timber Co., Inc.	344	16,054
Prologis, Inc.	80	3,018
Public Storage	269	41,246
Rayonier, Inc.	412	22,821
Realty Income Corp.	186	7,797
Simon Property Group, Inc.	706	111,492
SL Green Realty Corp.	149	13,140
Taubman Centers, Inc.	73	5,486
Ventas, Inc.	368	25,561
Vornado Realty Trust	329	27,258
Weyerhaeuser Co.	364	10,370

Total Real Estate Investment Trusts (REITs)		512,395

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	959	22,402

Road & Rail - 1.1%
CSX Corp.	7,089	164,394
Hertz Global Holdings, Inc.*	1,428	35,414
JB Hunt Transport Services, Inc.	391	28,246
Kansas City Southern	339	35,921
Norfolk Southern Corp.	2,148	156,052
Union Pacific Corp.	2,264	349,290

Total Road & Rail		769,317

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	1,315	43,382
Analog Devices, Inc.	1,195	53,847
Applied Materials, Inc.	7,297	108,798
Broadcom Corp. Class A	1,803	60,869
Intel Corp.	42,618	1,032,208
KLA-Tencor Corp.	1,128	62,863
Lam Research Corp.*	244	10,819
Linear Technology Corp.	914	33,672
Maxim Integrated Products, Inc.	907	25,196
Microchip Technology, Inc.	725	27,006
NVIDIA Corp.	2,725	38,232
Texas Instruments, Inc.	3,980	138,783
Xilinx, Inc.	1,109	43,928

Total Semiconductors & Semiconductor Equipment		1,679,603

Software - 4.5%
Activision Blizzard, Inc.	5,560	79,286
Adobe Systems, Inc.*	1,539	70,117
ANSYS, Inc.*	223	16,301
Autodesk, Inc.*	591	20,058
BMC Software, Inc.*	649	29,296
CA, Inc.	3,067	87,808
Citrix Systems, Inc.*	375	22,624
Intuit, Inc.	904	55,171
Microsoft Corp.	59,616	2,058,540
Nuance Communications, Inc.*	233	4,283
Oracle Corp.	22,148	680,387
Red Hat, Inc.*	232	11,094
Symantec Corp.	3,291	73,949
Synopsys, Inc.*	425	15,194
VMware, Inc. Class A*	567	37,983

Total Software		3,262,091

Specialty Retail - 2.0%
Advance Auto Parts, Inc.	341	27,679
AutoZone, Inc.*	193	81,772
Bed Bath & Beyond, Inc.*	1,249	88,554
CarMax, Inc.*	912	42,098
CST Brands, Inc.*	257	7,918
Dick’s Sporting Goods, Inc.	458	22,927
Foot Locker, Inc.	735	25,821
Gap, Inc. (The)	1,671	69,731
Home Depot, Inc. (The)	5,235	405,555
L Brands, Inc.	978	48,167
Lowe’s Cos., Inc.	3,925	160,533
O’Reilly Automotive, Inc.*	465	52,368

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    55

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

June 30, 2013

Investments	Shares	Value
PetSmart, Inc.	390	$26,126
Ross Stores, Inc.	884	57,292
Staples, Inc.	5,567	88,293
Tiffany & Co.	547	39,843
TJX Cos., Inc. (The)	2,980	149,179
Tractor Supply Co.	216	25,404
Ulta Salon Cosmetics & Fragrance, Inc.*	103	10,316
Urban Outfitters, Inc.*	322	12,951

Total Specialty Retail		1,442,527

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,316	75,130
Fossil Group, Inc.*	237	24,485
NIKE, Inc. Class B	3,286	209,253
PVH Corp.	239	29,887
Ralph Lauren Corp.	337	58,550
Under Armour, Inc. Class A*	153	9,136
VF Corp.	473	91,317

Total Textiles, Apparel & Luxury Goods		497,758

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	2,624	36,736
Ocwen Financial Corp.*	243	10,016

Total Thrifts & Mortgage Finance		46,752

Tobacco - 1.7%
Altria Group, Inc.	9,037	316,204
Lorillard, Inc.	2,076	90,680
Philip Morris International, Inc.	7,719	668,620
Reynolds American, Inc.	2,651	128,229

Total Tobacco		1,203,733

Trading Companies & Distributors - 0.1%
Fastenal Co.	673	30,857
W.W. Grainger, Inc.	249	62,793

Total Trading Companies & Distributors		93,650

Water Utilities - 0.0%
American Water Works Co., Inc.	719	29,644

Wireless Telecommunication Services - 0.0%
Crown Castle International Corp.*	254	18,387

TOTAL COMMON STOCKS (Cost: $59,385,186)		72,488,883

EXCHANGE-TRADED FUNDS - 0.3%
WisdomTree Equity Income Fund(b) (Cost: $196,176)	4,185	216,364

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $352,636)(d)	352,636	352,636

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $59,933,998)(e)		73,057,883
Liabilities in Excess of Other Assets - (0.4)%		(278,411)

NET ASSETS - 100.0%		$72,779,472

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $342,135 and the total market value of the collateral held by the Fund was $352,636.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

56    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 106.6%

COMMON STOCKS - 99.8%

Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	10,660	$877,638
Cubic Corp.	4,170	200,577
Curtiss-Wright Corp.	5,661	209,797
Esterline Technologies Corp.*	3,955	285,907
Exelis, Inc.	59,684	823,043
HEICO Corp.	4,260	214,576
Hexcel Corp.*	12,525	426,476
Huntington Ingalls Industries, Inc.	10,182	575,079
Moog, Inc. Class A*	7,840	403,995
Teledyne Technologies, Inc.*	4,535	350,782
Triumph Group, Inc.	10,549	834,953

Total Aerospace & Defense		5,202,823

Airlines - 1.3%
Alaska Air Group, Inc.*(a)	16,358	850,616
Allegiant Travel Co.	2,163	229,256
JetBlue Airways Corp.*(a)	54,561	343,734
US Airways Group, Inc.*(a)	101,409	1,665,136

Total Airlines		3,088,742

Auto Components - 2.8%
Allison Transmission Holdings, Inc.(a)	60,868	1,404,833
Cooper Tire & Rubber Co.	31,433	1,042,632
Dana Holding Corp.	40,020	770,785
Dorman Products, Inc.	4,552	207,708
Gentex Corp.	20,336	468,745
Goodyear Tire & Rubber Co. (The)*	32,223	492,690
Lear Corp.	23,015	1,391,487
Tenneco, Inc.*	17,307	783,661

Total Auto Components		6,562,541

Automobiles - 0.2%
Thor Industries, Inc.	7,267	357,391

Beverages - 0.1%
Boston Beer Co., Inc. (The) Class A*(a)	953	162,620

Biotechnology - 0.7%
Cubist Pharmaceuticals, Inc.*	7,389	356,889
Myriad Genetics, Inc.*	9,366	251,664
Pharmacyclics, Inc.*	3,616	287,364
United Therapeutics Corp.*	10,188	670,574

Total Biotechnology		1,566,491

Building Products - 0.5%
A.O. Smith Corp.	8,056	292,272
Armstrong World Industries, Inc.*	6,222	297,349
Lennox International, Inc.	5,215	336,576
Owens Corning*	4,076	159,290
Simpson Manufacturing Co., Inc.	2,720	80,023

Total Building Products		1,165,510

Capital Markets - 3.6%
American Capital Ltd.*	292,371	3,704,341
Cohen & Steers, Inc.(a)	6,390	217,132
E*TRADE Financial Corp.*	24,098	305,081
Eaton Vance Corp.	14,720	553,325
Federated Investors, Inc. Class B(a)	19,623	537,866
GAMCO Investors, Inc. Class A	4,098	227,070
Greenhill & Co., Inc.	2,973	135,985
Janus Capital Group, Inc.	29,406	250,245
Legg Mason, Inc.	16,484	511,169
LPL Financial Holdings, Inc.	14,240	537,702
SEI Investments Co.	20,807	591,543
Stifel Financial Corp.*	9,429	336,332
Waddell & Reed Financial, Inc. Class A	12,675	551,363

Total Capital Markets		8,459,154

Chemicals - 2.9%
Axiall Corp.	3,694	157,290
Cabot Corp.	10,340	386,923
Chemtura Corp.*	11,271	228,801
Cytec Industries, Inc.	3,686	269,999
H.B. Fuller Co.	4,354	164,625
Huntsman Corp.	65,536	1,085,276
Intrepid Potash, Inc.(a)	10,914	207,912
Kronos Worldwide, Inc.(a)	44,262	718,815
Minerals Technologies, Inc.	4,653	192,355
NewMarket Corp.(a)	1,866	489,937
Olin Corp.	12,673	303,138
PolyOne Corp.	10,141	251,294
Rockwood Holdings, Inc.	19,413	1,243,014
RPM International, Inc.	15,315	489,161
Scotts Miracle-Gro Co. (The) Class A	4,289	207,202
Sensient Technologies Corp.	7,738	313,157
Valhi, Inc.	7,020	96,455

Total Chemicals		6,805,354

Commercial Banks - 7.0%
Associated Banc-Corp.	27,922	434,187
BancorpSouth, Inc.	11,597	205,267
Bank of Hawaii Corp.	7,995	402,308
BankUnited, Inc.	16,436	427,500
BOK Financial Corp.	13,467	862,561
CapitalSource, Inc.	134,153	1,258,355
Cathay General Bancorp	12,097	246,174
City National Corp.	8,427	534,019
Commerce Bancshares, Inc.	16,724	728,497
Cullen/Frost Bankers, Inc.(a)	9,295	620,627
East West Bancorp, Inc.	27,269	749,898
First Citizens BancShares, Inc. Class A	1,717	329,750
First Niagara Financial Group, Inc.	39,951	402,307
First Republic Bank	23,755	914,092
FirstMerit Corp.	19,580	392,187
FNB Corp.	21,211	256,229
Fulton Financial Corp.	34,929	400,985
Hancock Holding Co.	8,234	247,596
Iberiabank Corp.	3,079	165,065
Investors Bancorp, Inc.	10,899	229,751
National Penn Bancshares, Inc.	22,341	226,985
Popular, Inc.*	17,379	527,105
PrivateBancorp, Inc.	7,652	162,299
Prosperity Bancshares, Inc.	8,040	416,392
Signature Bank*	5,417	449,719
Sterling Financial Corp.	40,882	972,174
Susquehanna Bancshares, Inc.	19,738	253,633
SVB Financial Group*	6,251	520,833
Synovus Financial Corp.	70,288	205,241
Texas Capital Bancshares, Inc.*	5,520	244,867
Trustmark Corp.	10,922	268,463
UMB Financial Corp.	6,348	353,393
Umpqua Holdings Corp.	16,946	254,360
United Bankshares, Inc.	6,779	179,305
Valley National Bancorp(a)	30,758	291,278
Webster Financial Corp.	15,989	410,598
Wintrust Financial Corp.	5,121	196,032

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    57

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2013

Investments	Shares	Value
Zions Bancorp.	19,118	$552,128

Total Commercial Banks		16,292,160

Commercial Services & Supplies - 2.1%
Avery Dennison Corp.	9,219	394,204
Brink’s Co. (The)	5,064	129,183
Clean Harbors, Inc.*	4,527	228,749
Copart, Inc.*	13,426	413,521
Covanta Holding Corp.	5,745	115,015
Deluxe Corp.	11,285	391,025
Healthcare Services Group, Inc.	3,967	97,271
HNI Corp.	3,629	130,898
KAR Auction Services, Inc.	9,432	215,710
Mine Safety Appliances Co.	3,264	151,939
Pitney Bowes, Inc.(a)	80,119	1,176,147
Rollins, Inc.	10,509	272,183
Steelcase, Inc. Class A	11,716	170,819
Tetra Tech, Inc.*	8,813	207,194
UniFirst Corp.	2,662	242,908
United Stationers, Inc.	7,426	249,142
Waste Connections, Inc.	10,774	443,242

Total Commercial Services & Supplies		5,029,150

Communications Equipment - 1.0%
ADTRAN, Inc.(a)	7,273	178,989
ARRIS Group, Inc.*	2,500	35,875
Brocade Communications Systems, Inc.*	57,993	334,040
EchoStar Corp. Class A*	11,157	436,350
Finisar Corp.*(a)	3,073	52,087
InterDigital, Inc.	14,430	644,299
Loral Space & Communications, Inc.	590	35,388
NETGEAR, Inc.*	5,190	158,503
Plantronics, Inc.	6,376	280,034
Polycom, Inc.*	10,271	108,256
Riverbed Technology, Inc.*	8,292	129,024

Total Communications Equipment		2,392,845

Computers & Peripherals - 0.8%
3D Systems Corp.*(a)	2,234	98,073
Diebold, Inc.	12,233	412,130
Lexmark International, Inc. Class A	14,878	454,820
NCR Corp.*	30,014	990,162

Total Computers & Peripherals		1,955,185

Construction & Engineering - 1.3%
AECOM Technology Corp.*	23,464	745,921
EMCOR Group, Inc.	8,302	337,476
KBR, Inc.	27,386	890,045
MasTec, Inc.*	8,878	292,086
URS Corp.	16,167	763,406

Total Construction & Engineering		3,028,934

Construction Materials - 0.1%
Eagle Materials, Inc.	2,027	134,329
Martin Marietta Materials, Inc.	1,648	162,196

Total Construction Materials		296,525

Consumer Finance - 0.8%
Credit Acceptance Corp.*	5,343	561,282
First Cash Financial Services, Inc.*	4,717	232,124
Nelnet, Inc. Class A	16,923	610,751
Portfolio Recovery Associates, Inc.*	3,136	481,784

Total Consumer Finance		1,885,941

Containers & Packaging - 2.0%
Aptargroup, Inc.	7,865	434,227
Bemis Co., Inc.	10,662	417,311
Graphic Packaging Holding Co.*	126,029	975,464
Greif, Inc. Class A	5,921	311,859
Owens-Illinois, Inc.*	18,125	503,694
Packaging Corp. of America	8,393	410,921
Rock-Tenn Co. Class A	6,919	691,070
Silgan Holdings, Inc.	8,438	396,248
Sonoco Products Co.	12,793	442,254

Total Containers & Packaging		4,583,048

Distributors - 0.1%
Pool Corp.	4,634	242,868

Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A*	43,863	777,253
Coinstar, Inc.*(a)	6,725	394,556
DeVry, Inc.	16,504	511,954
Hillenbrand, Inc.	10,273	243,573
Service Corp. International	23,375	421,451
Sotheby’s	7,074	268,175
Weight Watchers International, Inc.	11,089	510,094

Total Diversified Consumer Services		3,127,056

Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	12,945	603,755
MSCI, Inc. Class A*	14,404	479,221
NASDAQ OMX Group, Inc. (The)	34,273	1,123,812

Total Diversified Financial Services		2,206,788

Diversified Telecommunication Services - 0.1%
tw telecom, Inc.*	6,356	178,858

Electric Utilities - 2.4%
ALLETE, Inc.	4,938	246,159
Cleco Corp.	9,484	440,342
El Paso Electric Co.	6,514	230,009
Great Plains Energy, Inc.	20,546	463,107
Hawaiian Electric Industries, Inc.	11,188	283,168
IDACORP, Inc.	7,793	372,194
ITC Holdings Corp.	5,100	465,630
NV Energy, Inc.	34,076	799,423
Pepco Holdings, Inc.	31,120	627,379
PNM Resources, Inc.	11,725	260,178
Portland General Electric Co.	9,882	302,291
UIL Holdings Corp.	5,139	196,567
UNS Energy Corp.	4,832	216,135
Westar Energy, Inc.	18,748	599,186

Total Electric Utilities		5,501,768

Electrical Equipment - 1.6%
Acuity Brands, Inc.(a)	3,821	288,562
Babcock & Wilcox Co. (The)	18,120	544,144
Belden, Inc.	6,493	324,195
Brady Corp. Class A	6,433	197,686
EnerSys	10,191	499,767
Franklin Electric Co., Inc.	5,202	175,047
Generac Holdings, Inc.	22,007	814,479
General Cable Corp.	6,075	186,806
GrafTech International Ltd.*(a)	37,114	270,190
Polypore International, Inc.*(a)	3,892	156,848
Regal-Beloit Corp.	6,152	398,896

Total Electrical Equipment		3,856,620

Electronic Equipment, Instruments & Components - 3.9%
Anixter International, Inc.*	6,157	466,762

See Notes to Schedule of Investments.

58    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2013

Investments	Shares	Value
Arrow Electronics, Inc.*	28,835	$1,149,075
Avnet, Inc.*	34,805	1,169,448
Cognex Corp.	4,221	190,874
Dolby Laboratories, Inc. Class A(a)	20,842	697,165
FEI Co.	4,915	358,746
FLIR Systems, Inc.	23,218	626,189
Ingram Micro, Inc. Class A*	40,664	772,209
IPG Photonics Corp.(a)	4,801	291,565
Itron, Inc.*	4,038	171,332
Jabil Circuit, Inc.	47,521	968,478
Littelfuse, Inc.	2,847	212,415
Molex, Inc.	21,196	621,891
National Instruments Corp.	8,074	225,587
SYNNEX Corp.*	10,283	434,765
Tech Data Corp.*	10,174	479,094
Vishay Intertechnology, Inc.*	27,250	378,502

Total Electronic Equipment, Instruments & Components		9,214,097

Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc.*	11,961	622,570
Bristow Group, Inc.	3,790	247,563
CARBO Ceramics, Inc.(a)	3,226	217,529
Dresser-Rand Group, Inc.*	6,834	409,903
Dril-Quip, Inc.*	3,436	310,237
Era Group, Inc.*	735	19,220
Forum Energy Technologies, Inc.*(a)	11,660	354,814
Helix Energy Solutions Group, Inc.*	16,787	386,773
Hornbeck Offshore Services, Inc.	2,615	139,903
Lufkin Industries, Inc.	2,995	264,968
Oil States International, Inc.*	13,661	1,265,555
Patterson-UTI Energy, Inc.	35,666	690,315
RPC, Inc.(a)	52,778	728,864
SEACOR Holdings, Inc.	735	61,042
Superior Energy Services, Inc.*	33,566	870,702
Tidewater, Inc.	6,387	363,867
Unit Corp.*	6,340	269,957

Total Energy Equipment & Services		7,223,782

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	4,997	300,620
Fresh Market, Inc. (The)*	2,530	125,792
Harris Teeter Supermarkets, Inc.	5,826	273,006
PriceSmart, Inc.	1,899	166,409
Safeway, Inc.	57,202	1,353,399
United Natural Foods, Inc.*	3,637	196,362

Total Food & Staples Retailing		2,415,588

Food Products - 1.9%
B&G Foods, Inc.	4,821	164,155
Darling International, Inc.*	17,712	330,506
Dean Foods Co.*	20,780	208,216
Flowers Foods, Inc.	15,658	345,259
Hain Celestial Group, Inc. (The)*	3,438	223,367
Hillshire Brands Co.	2,976	98,446
Lancaster Colony Corp.	3,314	258,459
Pilgrim’s Pride Corp.*	20,333	303,775
Seaboard Corp.	260	704,080
Smithfield Foods, Inc.*	34,530	1,130,857
Snyders-Lance, Inc.	5,712	162,278
Tootsie Roll Industries, Inc.	4,184	132,967
TreeHouse Foods, Inc.*	3,922	257,048
WhiteWave Foods Co. Class A*(a)	5,309	86,271

Total Food Products		4,405,684

Gas Utilities - 1.6%
AGL Resources, Inc.	10,594	454,059
Atmos Energy Corp.	12,038	494,280
National Fuel Gas Co.	8,777	508,627
New Jersey Resources Corp.	5,137	213,340
Piedmont Natural Gas Co., Inc.	7,359	248,293
Questar Corp.	22,907	546,332
South Jersey Industries, Inc.	4,147	238,079
Southwest Gas Corp.	6,341	296,695
UGI Corp.	12,388	484,495
WGL Holdings, Inc.	6,235	269,477

Total Gas Utilities		3,753,677

Health Care Equipment & Supplies - 1.3%
Align Technology, Inc.*	7,650	283,356
Cooper Cos., Inc. (The)	5,663	674,180
Cyberonics, Inc.*	1,624	84,383
Haemonetics Corp.*	2,934	121,321
Hill-Rom Holdings, Inc.	9,826	330,940
Sirona Dental Systems, Inc.*	4,022	264,969
STERIS Corp.	9,452	405,302
Teleflex, Inc.	4,439	343,978
Thoratec Corp.*	4,926	154,233
Volcano Corp.*	3,173	57,527
West Pharmaceutical Services, Inc.	3,078	216,260

Total Health Care Equipment & Supplies		2,936,449

Health Care Providers & Services - 3.5%
Air Methods Corp.(a)	4,556	154,357
Centene Corp.*	1,676	87,923
Chemed Corp.	2,878	208,453
Community Health Systems, Inc.	13,689	641,740
Health Management Associates, Inc. Class A*	37,604	591,135
Health Net, Inc.*	4,881	155,313
HealthSouth Corp.*	16,843	485,078
LifePoint Hospitals, Inc.*	7,459	364,297
Magellan Health Services, Inc.*	6,138	344,219
Mednax, Inc.*	6,353	581,808
Molina Healthcare, Inc.*	739	27,476
MWI Veterinary Supply, Inc.*	961	118,434
Omnicare, Inc.	13,942	665,173
Owens & Minor, Inc.	8,955	302,948
Patterson Cos., Inc.	13,845	520,572
Select Medical Holdings Corp.	33,479	274,528
Team Health Holdings, Inc.*	4,762	195,575
Tenet Healthcare Corp.*	6,086	280,565
Universal Health Services, Inc. Class B	17,261	1,155,797
VCA Antech, Inc.*	12,818	334,422
WellCare Health Plans, Inc.*	11,178	620,938

Total Health Care Providers & Services		8,110,751

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	12,539	162,255
athenahealth, Inc.*(a)	525	44,478
HMS Holdings Corp.*	3,517	81,946

Total Health Care Technology		288,679

Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc.*(a)	5,517	311,269
Brinker International, Inc.(a)	11,036	435,149
Buffalo Wild Wings, Inc.*	1,577	154,798

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    59

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2013

Investments	Shares	Value
Cheesecake Factory, Inc. (The)	7,075	$296,372
Choice Hotels International, Inc.	8,020	318,314
Cracker Barrel Old Country Store, Inc.	3,397	321,560
Domino’s Pizza, Inc.	5,473	318,255
Dunkin’ Brands Group, Inc.	6,925	296,529
International Game Technology	34,684	579,570
International Speedway Corp. Class A	4,626	145,580
Life Time Fitness, Inc.*	5,074	254,258
Marriott Vacations Worldwide Corp.*	1,606	69,443
Papa John’s International, Inc.*	2,558	167,216
Penn National Gaming, Inc.*	8,580	453,539
Six Flags Entertainment Corp.	4,674	164,338
Vail Resorts, Inc.	726	44,664

Total Hotels, Restaurants & Leisure		4,330,854

Household Durables - 1.6%
Harman International Industries, Inc.	17,018	922,376
Jarden Corp.*	16,086	703,762
Leggett & Platt, Inc.	14,372	446,825
M.D.C. Holdings, Inc.	409	13,297
NVR, Inc.*	366	337,452
Ryland Group, Inc. (The)	768	30,797
Standard Pacific Corp.*(a)	10,127	84,358
Tempur-Pedic International, Inc.*	9,820	431,098
Tupperware Brands Corp.	8,452	656,636

Total Household Durables		3,626,601

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	2,412	137,170

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	9,757	607,959

Insurance - 6.0%
American Financial Group, Inc.	18,154	887,912
American National Insurance Co.	4,694	466,912
AmTrust Financial Services, Inc.(a)	12,558	448,321
Arthur J. Gallagher & Co.	12,346	539,397
Assurant, Inc.	36,362	1,851,189
Brown & Brown, Inc.	14,546	468,963
CNO Financial Group, Inc.	33,161	429,767
First American Financial Corp.	23,072	508,507
Genworth Financial, Inc. Class A*	102,333	1,167,620
Hanover Insurance Group, Inc. (The)	8,615	421,532
HCC Insurance Holdings, Inc.	20,778	895,740
Kemper Corp.	5,196	177,963
Markel Corp.*	1,097	578,064
Mercury General Corp.	6,253	274,882
Primerica, Inc.	12,528	469,048
ProAssurance Corp.	15,082	786,677
Protective Life Corp.	25,491	979,109
Reinsurance Group of America, Inc.	20,037	1,384,757
RLI Corp.	3,440	262,850
StanCorp Financial Group, Inc.	10,831	535,160
Symetra Financial Corp.	34,973	559,218

Total Insurance		14,093,588

Internet & Catalog Retail - 0.2%
HomeAway, Inc.*	1,015	32,825
HSN, Inc.	5,138	276,013
Netflix, Inc.*	1,233	260,274

Total Internet & Catalog Retail		569,112

Internet Software & Services - 1.6%
AOL, Inc.*	73,182	2,669,679
CoStar Group, Inc.*	219	28,266
IAC/InterActiveCorp	7,814	371,634
j2 Global, Inc.	8,655	367,924
Liquidity Services, Inc.*(a)	2,589	89,761
ValueClick, Inc.*	9,987	246,479

Total Internet Software & Services		3,773,743

IT Services - 3.0%
Acxiom Corp.*	7,739	175,520
Booz Allen Hamilton Holding Corp.	33,379	580,127
Broadridge Financial Solutions, Inc.	12,563	333,925
Convergys Corp.	11,532	201,003
CoreLogic, Inc.*	9,482	219,698
DST Systems, Inc.	7,981	521,399
FleetCor Technologies, Inc.*	7,499	609,669
Gartner, Inc.*	7,288	415,343
Global Payments, Inc.	8,267	382,927
Jack Henry & Associates, Inc.	8,956	422,096
Lender Processing Services, Inc.	19,641	635,386
MAXIMUS, Inc.	2,734	203,628
NeuStar, Inc. Class A*	7,147	347,916
Sapient Corp.*	15,839	206,857
Syntel, Inc.	7,164	450,401
Total System Services, Inc.	24,718	605,097
Vantiv, Inc. Class A*	4,528	124,973
VeriFone Systems, Inc.*	17,977	302,193
WEX, Inc.*	3,004	230,407

Total IT Services		6,968,565

Leisure Equipment & Products - 0.1%
Brunswick Corp.	7,844	250,616

Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A*	3,619	406,052
Bruker Corp.*	15,015	242,492
Charles River Laboratories International, Inc.*	5,796	237,810
Covance, Inc.*	4,240	322,834
PAREXEL International Corp.*	4,978	228,689
PerkinElmer, Inc.	2,094	68,055
Techne Corp.	3,655	252,487

Total Life Sciences Tools & Services		1,758,419

Machinery - 5.8%
Actuant Corp. Class A	11,817	389,606
AGCO Corp.	31,880	1,600,057
Chart Industries, Inc.*	1,934	181,970
CLARCOR, Inc.	6,084	317,646
Crane Co.	740	44,341
Gardner Denver, Inc.	7,799	586,329
Graco, Inc.	5,613	354,798
IDEX Corp.	9,839	529,437
Kennametal, Inc.	15,586	605,204
Lincoln Electric Holdings, Inc.	11,701	670,116
Manitowoc Co., Inc. (The)	12,091	216,550
Middleby Corp.*	1,999	340,010
Mueller Industries, Inc.	3,254	164,099
Navistar International Corp.*(a)	3,072	85,279
Nordson Corp.	7,716	534,796
Oshkosh Corp.*	17,303	656,995
Rexnord Corp.*	3,370	56,784
Snap-On, Inc.	8,678	775,640
SPX Corp.	5,137	369,761
Terex Corp.*	11,256	296,033
Timken Co. (The)	23,965	1,348,750

See Notes to Schedule of Investments.

60    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2013

Investments	Shares	Value
Toro Co. (The)	6,775	$307,653
Trinity Industries, Inc.	11,570	444,751
Valmont Industries, Inc.	4,690	671,092
WABCO Holdings, Inc.*	11,139	831,972
Wabtec Corp.	11,657	622,833
Watts Water Technologies, Inc. Class A	3,034	137,562
Woodward, Inc.	7,986	319,440

Total Machinery		13,459,504

Marine - 0.3%
Kirby Corp.*	7,604	604,822

Media - 1.8%
AMC Networks, Inc. Class A*	6,934	453,553
Cinemark Holdings, Inc.	13,291	371,085
DreamWorks Animation SKG, Inc. Class A*(a)	9,686	248,543
Gannett Co., Inc.	44,400	1,086,024
John Wiley & Sons, Inc. Class A	12,142	486,773
Lamar Advertising Co. Class A*	189	8,202
Madison Square Garden Co. (The) Class A*	5,320	315,210
Meredith Corp.(a)	6,670	318,159
Morningstar, Inc.	3,605	279,676
Regal Entertainment Group Class A(a)	19,103	341,943
Washington Post Co. (The) Class B	761	368,149

Total Media		4,277,317

Metals & Mining - 1.8%
Allegheny Technologies, Inc.	10,158	267,257
Allied Nevada Gold Corp.*	5,277	34,195
Carpenter Technology Corp.	6,764	304,853
Cliffs Natural Resources, Inc.(a)	55,862	907,757
Coeur d’Alene Mines Corp.*	2,412	32,080
Commercial Metals Co.	31,949	471,887
Compass Minerals International, Inc.	2,992	252,914
Hecla Mining Co.	13,245	39,470
Reliance Steel & Aluminum Co.	14,360	941,442
Steel Dynamics, Inc.	22,218	331,270
Stillwater Mining Co.*(a)	11,130	119,536
United States Steel Corp.(a)	4,586	80,392
Walter Energy, Inc.(a)	10,930	113,672
Worthington Industries, Inc.	10,829	343,388

Total Metals & Mining		4,240,113

Multiline Retail - 0.7%
Big Lots, Inc.*(a)	14,135	445,676
Dillard’s, Inc. Class A	12,296	1,007,903
Saks, Inc.*(a)	15,990	218,104

Total Multiline Retail		1,671,683

Multi-Utilities - 1.0%
Avista Corp.	8,303	224,347
Black Hills Corp.	1,761	85,849
Integrys Energy Group, Inc.	9,073	531,043
MDU Resources Group, Inc.	12,324	319,315
NorthWestern Corp.	4,044	161,356
TECO Energy, Inc.	33,497	575,813
Vectren Corp.	11,573	391,514

Total Multi-Utilities		2,289,237

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	6,639	288,398

Oil, Gas & Consumable Fuels - 2.5%
CVR Energy, Inc.	18,885	895,149
Delek US Holdings, Inc.	16,883	485,893
Energen Corp.	9,694	506,608
Gulfport Energy Corp.*	4,945	232,761
Laredo Petroleum Holdings, Inc.*(a)	14,843	305,172
Newfield Exploration Co.*	23,640	564,760
Oasis Petroleum, Inc.*	7,123	276,871
Rosetta Resources, Inc.*	8,226	349,770
SandRidge Energy, Inc.*(a)	256,742	1,222,092
SemGroup Corp. Class A	1,033	55,637
Targa Resources Corp.	1,668	107,302
W&T Offshore, Inc.	13,479	192,615
Western Refining, Inc.	9,823	275,732
World Fuel Services Corp.	10,537	421,269

Total Oil, Gas & Consumable Fuels		5,891,631

Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,224	100,236
Nu Skin Enterprises, Inc. Class A	11,366	694,690

Total Personal Products		794,926

Pharmaceuticals - 0.8%
Akorn, Inc.*	5,071	68,560
Endo Health Soultions, Inc.*	16,747	616,122
Impax Laboratories, Inc.*	7,796	155,530
Questcor Pharmaceuticals, Inc.	12,690	576,888
Salix Pharmaceuticals Ltd.*	5,184	342,922
Viropharma, Inc.*	6,219	178,174

Total Pharmaceuticals		1,938,196

Professional Services - 1.3%
Advisory Board Co. (The)*	1,211	66,181
Corporate Executive Board Co. (The)	2,290	144,774
Dun & Bradstreet Corp. (The)(a)	7,002	682,345
FTI Consulting, Inc.*	6,072	199,708
Manpowergroup, Inc.	11,230	615,404
Robert Half International, Inc.	13,899	461,864
Towers Watson & Co. Class A	9,247	757,699

Total Professional Services		2,927,975

Real Estate Investment Trusts (REITs) - 2.6%
Alexander’s, Inc.	307	90,169
Alexandria Real Estate Equities, Inc.	2,578	169,426
American Campus Communities, Inc.	2,253	91,607
BioMed Realty Trust, Inc.	994	20,109
BRE Properties, Inc.	3,226	161,364
CBL & Associates Properties, Inc.	11,488	246,073
Colonial Properties Trust	787	18,982
CommonWealth REIT	1,530	35,374
Corrections Corp. of America	10,516	356,177
Douglas Emmett, Inc.	1,877	46,831
DuPont Fabros Technology, Inc.	2,495	60,254
EastGroup Properties, Inc.	978	55,032
EPR Properties	5,311	266,984
Equity Lifestyle Properties, Inc.	960	75,446
Equity One, Inc.	1,259	28,491
Extra Space Storage, Inc.	6,169	258,666
Geo Group, Inc. (The)	5,764	195,688
Government Properties Income Trust	4,595	115,886
Healthcare Realty Trust, Inc.	526	13,413
Highwoods Properties, Inc.	2,778	98,925
Home Properties, Inc.	2,095	136,950
Hospitality Properties Trust	11,045	290,263
LaSalle Hotel Properties	3,076	75,977
Lexington Realty Trust	36,448	425,713

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    61

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2013

Investments	Shares	Value
Liberty Property Trust	7,822	$289,101
Mack-Cali Realty Corp.	5,689	139,324
Medical Properties Trust, Inc.	11,266	161,329
Mid-America Apartment Communities, Inc.	1,809	122,596
National Health Investors, Inc.	2,639	157,971
National Retail Properties, Inc.(a)	7,528	258,963
Omega Healthcare Investors, Inc.	10,233	317,428
Piedmont Office Realty Trust, Inc. Class A	9,276	165,855
Post Properties, Inc.	2,838	140,453
Potlatch Corp.	977	39,510
PS Business Parks, Inc.	719	51,890
Regency Centers Corp.	698	35,465
RLJ Lodging Trust	2,941	66,143
Senior Housing Properties Trust	12,583	326,277
Sovran Self Storage, Inc.	1,500	97,185
Tanger Factory Outlet Centers, Inc.	3,073	102,823
Washington Real Estate Investment Trust	496	13,347
Weingarten Realty Investors	1,364	41,970
WP Carey, Inc.	3,683	243,704

Total Real Estate Investment Trusts (REITs)		6,105,134

Real Estate Management & Development - 0.4%
Howard Hughes Corp. (The)*	3,495	391,754
Jones Lang LaSalle, Inc.	4,783	435,923

Total Real Estate Management & Development		827,677

Road & Rail - 1.1%
AMERCO	3,655	591,744
Avis Budget Group, Inc.*	10,802	310,557
Con-way, Inc.	6,809	265,279
Genesee & Wyoming, Inc. Class A*	1,888	160,178
Landstar System, Inc.	5,660	291,490
Old Dominion Freight Line, Inc.*	11,095	461,774
Ryder System, Inc.	4,291	260,850
Werner Enterprises, Inc.	9,847	238,002

Total Road & Rail		2,579,874

Semiconductors & Semiconductor Equipment - 1.3%
Atmel Corp.*	27,456	201,802
Cirrus Logic, Inc.*(a)	8,496	147,491
Cree, Inc.*	3,202	204,480
Cypress Semiconductor Corp.*	6,904	74,080
Fairchild Semiconductor International, Inc.*	8,519	117,562
Hittite Microwave Corp.*	2,620	151,960
LSI Corp.*	49,903	356,307
MKS Instruments, Inc.	6,273	166,485
ON Semiconductor Corp.*	12,145	98,132
Semtech Corp.*	4,173	146,180
Silicon Laboratories, Inc.*	2,621	108,536
Skyworks Solutions, Inc.*	21,396	468,358
Teradyne, Inc.*	48,755	856,625

Total Semiconductors & Semiconductor Equipment		3,097,998

Software - 1.5%
ACI Worldwide, Inc.*	1,352	62,841
Aspen Technology, Inc.*	146	4,203
Cadence Design Systems, Inc.*	23,104	334,546
CommVault Systems, Inc.*	1,242	94,255
Compuware Corp.	14,707	152,217
Factset Research Systems, Inc.(a)	4,604	469,332
Fair Isaac Corp.	4,950	226,859
Fortinet, Inc.*	6,257	109,498
Guidewire Software, Inc.*	1,050	44,153
Informatica Corp.*	6,358	222,403
Mentor Graphics Corp.	16,877	329,945
MICROS Systems, Inc.*	9,016	389,040
Progress Software Corp.*	3,015	69,375
QLIK Technologies, Inc.*	667	18,856
RealPage, Inc.*	273	5,007
SolarWinds, Inc.*	3,099	120,272
Solera Holdings, Inc.	4,549	253,152
Sourcefire, Inc.*	301	16,721
SS&C Technologies Holdings, Inc.*	4,213	138,608
TIBCO Software, Inc.*	13,600	291,040
Tyler Technologies, Inc.*	1,417	97,135
Ultimate Software Group, Inc.*	221	25,921

Total Software		3,475,379

Specialty Retail - 4.6%
Aaron’s, Inc.	11,446	320,602
Abercrombie & Fitch Co. Class A	4,858	219,824
American Eagle Outfitters, Inc.	20,123	367,446
ANN, Inc.*	5,998	199,134
Ascena Retail Group, Inc.*	19,867	346,679
AutoNation, Inc.*	17,471	758,067
Buckle, Inc. (The)	7,878	409,814
Cabela’s, Inc.*	9,602	621,826
Chico’s FAS, Inc.	18,258	311,481
DSW, Inc. Class A	4,860	357,064
Express, Inc.*	22,807	478,263
GameStop Corp. Class A	25,978	1,091,855
Genesco, Inc.*	4,153	278,209
GNC Holdings, Inc. Class A	14,738	651,567
Group 1 Automotive, Inc.	3,468	223,096
Guess?, Inc.	20,364	631,895
Hibbett Sports, Inc.*	2,661	147,686
Lumber Liquidators Holdings, Inc.*(a)	1,868	145,461
Men’s Wearhouse, Inc. (The)	8,835	334,405
Penske Automotive Group, Inc.	14,020	428,171
Pier 1 Imports, Inc.	19,522	458,572
Rent-A-Center, Inc.	11,357	426,455
Sally Beauty Holdings, Inc.*	20,208	628,469
Select Comfort Corp.*	7,178	179,881
Vitamin Shoppe, Inc.*	2,167	97,168
Williams-Sonoma, Inc.	11,872	663,526

Total Specialty Retail		10,776,616

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	6,136	454,494
Columbia Sportswear Co.	4,112	257,617
Deckers Outdoor Corp.*(a)	9,699	489,896
Hanesbrands, Inc.	11,920	612,926
Iconix Brand Group, Inc.*	11,143	327,716
Steven Madden Ltd.*	5,803	280,749
Tumi Holdings, Inc.*	3,123	74,952
Wolverine World Wide, Inc.	5,772	315,209

Total Textiles, Apparel & Luxury Goods		2,813,559

Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial, Inc.	14,826	179,988
EverBank Financial Corp.	6,768	112,078
Nationstar Mortgage Holdings, Inc.*(a)	11,453	428,800
People’s United Financial, Inc.	39,438	587,626
TFS Financial Corp.*	2,846	31,875

See Notes to Schedule of Investments.

62    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

June 30, 2013

Investments	Shares	Value
Washington Federal, Inc.	19,588	$369,822

Total Thrifts & Mortgage Finance		1,710,189

Tobacco - 0.0%
Vector Group Ltd.	2,662	43,178

Trading Companies & Distributors - 1.2%
Air Lease Corp.	9,772	269,610
Applied Industrial Technologies, Inc.	6,164	297,906
Beacon Roofing Supply, Inc.*	5,245	198,681
GATX Corp.	6,498	308,200
MRC Global, Inc.*	10,557	291,584
MSC Industrial Direct Co., Inc. Class A	7,645	592,182
United Rentals, Inc.*	2,811	140,297
Watsco, Inc.	2,848	239,118
WESCO International, Inc.*(a)	7,489	508,952

Total Trading Companies & Distributors		2,846,530

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	1,773	94,767

Water Utilities - 0.2%
Aqua America, Inc.	12,738	398,572

Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	12,411	305,931
T-Mobile US, Inc.*	44,585	1,106,154
United States Cellular Corp.	9,762	358,168

Total Wireless Telecommunication Services		1,770,253

TOTAL COMMON STOCKS (Cost: $191,085,505)		233,337,234

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree MidCap Dividend Fund(b) (Cost: $285,543)	5,560	364,513

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.6%
Dreyfus Institutional Preferred Money Market Fund 0.07%(c) (Cost: $15,535,500)(d)	15,535,500	15,535,500

TOTAL INVESTMENTS IN SECURITIES - 106.6% (Cost: $206,906,548)(e)		249,237,247
Liabilities in Excess of Other Assets - (6.6)%		(15,366,674)

NET ASSETS - 100.0%		$233,870,573

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $16,006,712 and the total market value of the collateral held by the Fund was $16,433,336. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $897,836.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    63

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 109.0%

COMMON STOCKS - 99.2%

Aerospace & Defense - 0.9%
AAR Corp.	19,382	$426,016
Aerovironment, Inc.*	7,127	143,823
American Science & Engineering, Inc.	1,670	93,520
Astronics Corp.*	6,012	245,710
GenCorp, Inc.*(a)	5,688	92,487
KEYW Holding Corp. (The)*(a)	869	11,514
LMI Aerospace, Inc.*	5,011	93,906
National Presto Industries, Inc.	3,357	241,805
Orbital Sciences Corp.*	24,354	423,029
Taser International, Inc.*	3,336	28,423

Total Aerospace & Defense		1,800,233

Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc.*	32,978	217,985
Atlas Air Worldwide Holdings, Inc.*	14,030	613,953
Echo Global Logistics, Inc.*	4,407	85,892
Forward Air Corp.	8,646	330,969
HUB Group, Inc. Class A*	11,713	426,588
Pacer International, Inc.*	4,481	28,275
Park-Ohio Holdings Corp.*	13,883	457,861

Total Air Freight & Logistics		2,161,523

Airlines - 0.8%
Hawaiian Holdings, Inc.*(a)	56,730	346,620
SkyWest, Inc.	8,246	111,651
Spirit Airlines, Inc.*	37,441	1,189,501

Total Airlines		1,647,772

Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	35,983	670,363
Drew Industries, Inc.	6,517	256,248
Fuel Systems Solutions, Inc.*	2,645	47,319
Gentherm, Inc.*	6,452	119,814
Modine Manufacturing Co.*	8,433	91,751
Spartan Motors, Inc.	1,128	6,903
Standard Motor Products, Inc.	16,482	565,992
Superior Industries International, Inc.	20,018	344,510

Total Auto Components		2,102,900

Automobiles - 0.1%
Winnebago Industries, Inc.*	14,254	299,191

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	2,129	130,189
National Beverage Corp.	18,211	318,146

Total Beverages		448,335

Biotechnology - 1.1%
Acorda Therapeutics, Inc.*	8,029	264,877
Astex Pharmaceuticals*	3,638	14,952
Curis, Inc.*(a)	2,935	9,363
Emergent Biosolutions, Inc.*	12,313	177,554
Exelixis, Inc.*(a)	71,145	322,998
Genomic Health, Inc.*(a)	1,741	55,207
Immunomedics, Inc.*	1,479	8,046
PDL BioPharma, Inc.(a)	154,636	1,193,790
Repligen Corp.*	543	4,474
Spectrum Pharmaceuticals, Inc.(a)	47,631	355,327

Total Biotechnology		2,406,588

Building Products - 0.4%
AAON, Inc.	6,187	204,666
Apogee Enterprises, Inc.	3,270	78,480
Gibraltar Industries, Inc.*	3,344	48,689
Griffon Corp.	6,729	75,701
Insteel Industries, Inc.	890	15,593
Nortek, Inc.*	1,162	74,868
Patrick Industries, Inc.*	9,565	198,856
Universal Forest Products, Inc.	2,777	110,858

Total Building Products		807,711

Capital Markets - 2.7%
Arlington Asset Investment Corp. Class A	10,569	282,615
BGC Partners, Inc. Class A	54,617	321,694
Calamos Asset Management, Inc. Class A	17,467	183,403
Diamond Hill Investment Group, Inc.	2,853	242,648
Evercore Partners, Inc. Class A	4,970	195,221
Fidus Investment Corp.	12,480	233,501
Financial Engines, Inc.	6,820	310,924
FXCM, Inc. Class A	13,649	223,980
Gladstone Investment Corp.	17,039	125,237
Hercules Technology Growth Capital, Inc.	28,519	397,555
HFF, Inc. Class A	20,584	365,778
Horizon Technology Finance Corp.	11,897	163,465
ICG Group, Inc.*	21,576	245,966
INTL FCStone, Inc.*	11,928	208,144
Investment Technology Group, Inc.*	15,433	215,753
Medley Capital Corp.	15,098	205,031
Oppenheimer Holdings, Inc. Class A	7,781	148,150
Piper Jaffray Cos.*	8,412	265,903
Virtus Investment Partners, Inc.*	7,003	1,234,419
Westwood Holdings Group, Inc.	4,555	195,501

Total Capital Markets		5,764,888

Chemicals - 2.5%
A. Schulman, Inc.	9,939	266,564
ADA-ES, Inc.*(a)	4,836	203,692
American Vanguard Corp.	5,960	139,643
Arabian American Development Co.*	9,786	85,138
Balchem Corp.	6,370	285,058
Calgon Carbon Corp.*	7,131	118,945
Flotek Industries, Inc.*	16,756	300,603
FutureFuel Corp.	18,796	266,339
Hawkins, Inc.	3,057	120,415
Innophos Holdings, Inc.	9,072	427,926
Innospec, Inc.	13,582	545,725
KMG Chemicals, Inc.	4,201	88,641
Koppers Holdings, Inc.	6,435	245,688
Landec Corp.*	5,575	73,646
LSB Industries, Inc.*	12,179	370,363
OM Group, Inc.*	11,673	360,929
Omnova Solutions, Inc.*	23,576	188,844
Quaker Chemical Corp.	4,415	273,774
Stepan Co.	7,839	435,927
Tredegar Corp.	6,109	157,001
Zep, Inc.	8,819	139,605
Zoltek Cos., Inc.*(a)	17,101	220,774

Total Chemicals		5,315,240

Commercial Banks - 11.9%
1st Source Corp.	12,121	287,995
1st United Bancorp, Inc.	3,377	22,694

See Notes to Schedule of Investments.

64    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
Access National Corp.	5,960	$77,361
Arrow Financial Corp.(a)	4,631	114,617
BancFirst Corp.	6,881	320,311
Bancorp, Inc. (The)*	7,173	107,523
Bank of Marin Bancorp	2,451	98,040
Bank of the Ozarks, Inc.	11,835	512,811
Banner Corp.	8,803	297,453
BBCN Bancorp, Inc.	28,288	402,255
Boston Private Financial Holdings, Inc.	24,583	261,563
Bridge Bancorp, Inc.	3,256	73,260
Bryn Mawr Bank Corp.	4,961	118,717
Camden National Corp.	4,010	142,235
Cardinal Financial Corp.	14,369	210,362
Central Pacific Financial Corp.*	17,637	317,466
Chemical Financial Corp.	11,239	292,102
Citizens & Northern Corp.	6,644	128,362
City Holding Co.	5,959	232,103
CoBiz Financial, Inc.	26,982	223,951
Columbia Banking System, Inc.	19,941	474,795
Community Bank System, Inc.	15,398	475,028
Community Trust Bancorp, Inc.	7,807	278,085
CVB Financial Corp.	42,303	497,483
Eagle Bancorp, Inc.*(a)	9,624	215,385
Enterprise Financial Services Corp.	11,176	178,369
Financial Institutions, Inc.	6,500	119,665
First Bancorp	173	2,439
First Bancorp, Inc.	4,000	69,920
First BanCorp.*(a)	357,199	2,528,969
First Busey Corp.	21,400	96,300
First Commonwealth Financial Corp.	22,345	164,683
First Community Bancshares, Inc.	8,008	125,566
First Financial Bancorp	25,592	381,321
First Financial Bankshares, Inc.(a)	10,121	563,335
First Financial Corp.	6,189	191,797
First Financial Holdings, Inc.	4,197	89,018
First Interstate BancSystem, Inc.	18,874	391,258
First Merchants Corp.	12,260	210,259
First of Long Island Corp. (The)	3,739	124,097
Flushing Financial Corp.	11,867	195,212
German American Bancorp, Inc.	5,711	128,612
Glacier Bancorp, Inc.	25,926	575,298
Great Southern Bancorp, Inc.	10,297	277,607
Hanmi Financial Corp.*	35,253	622,921
Heartland Financial USA, Inc.	8,774	241,197
Heritage Financial Corp.	4,651	68,137
Home BancShares, Inc.	19,826	514,881
Horizon Bancorp	4,930	100,621
Independent Bank Corp.	8,497	293,147
International Bancshares Corp.	29,552	667,284
Lakeland Bancorp, Inc.	10,380	108,263
Lakeland Financial Corp.	7,708	213,897
MainSource Financial Group, Inc.	11,234	150,873
MB Financial, Inc.	25,670	687,956
Metro Bancorp, Inc.*	3,945	79,018
MidWestOne Financial Group, Inc.	4,093	98,478
National Bankshares, Inc.(a)	3,235	114,940
NBT Bancorp, Inc.	14,774	312,766
Northrim BanCorp, Inc.	3,016	72,957
OFG Bancorp	11,709	212,050
Old National Bancorp	42,739	591,080
OmniAmerican Bancorp, Inc.*	1,314	28,947
Pacific Continental Corp.	4,744	55,979
PacWest Bancorp	12,909	395,661
Park National Corp.(a)	4,247	292,151
Park Sterling Corp.*	2,063	12,192
Peoples Bancorp, Inc.	5,091	107,318
Pinnacle Financial Partners, Inc.*	9,140	234,989
Renasant Corp.	7,137	173,715
Republic Bancorp, Inc. Class A	22,536	493,989
S&T Bancorp, Inc.	9,531	186,808
S.Y. Bancorp, Inc.	6,255	153,435
Sandy Spring Bancorp, Inc.	10,032	216,892
SCBT Financial Corp.	4,038	203,475
Simmons First National Corp. Class A	5,563	145,139
Southside Bancshares, Inc.	10,029	239,493
State Bank Financial Corp.	10,010	150,450
StellarOne Corp.	8,079	158,752
Sterling Bancorp	12,759	148,260
Taylor Capital Group, Inc.*	30,157	509,352
Tompkins Financial Corp.	3,944	178,229
TowneBank	10,957	161,287
Trico Bancshares	6,383	136,149
Union First Market Bankshares Corp.	12,581	259,043
United Community Banks, Inc.*	16,440	204,185
Univest Corp. of Pennsylvania	6,754	128,799
ViewPoint Financial Group	8,988	187,040
Virginia Commerce Bancorp, Inc.*	14,998	209,372
Washington Trust Bancorp, Inc.	7,118	203,005
WesBanco, Inc.	11,952	315,891
Westamerica Bancorp.(a)	11,035	504,189
Western Alliance Bancorp*	22,762	360,323
Wilshire Bancorp, Inc.	80,780	534,764

Total Commercial Banks		25,035,421

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	16,493	404,243
ACCO Brands Corp.*	109,100	693,876
Acorn Energy, Inc.(a)	1,214	10,246
CECO Environmental Corp.	6,003	73,837
Consolidated Graphics, Inc.*	2,141	100,648
Courier Corp.	4,584	65,460
Ennis, Inc.	8,064	139,427
G&K Services, Inc. Class A	4,740	225,624
Heritage-Crystal Clean, Inc.*(a)	839	12,258
Herman Miller, Inc.	19,964	540,425
InnerWorkings, Inc.*(a)	7,368	79,943
Interface, Inc.	7,074	120,046
Intersections, Inc.	11,884	104,223
Kimball International, Inc. Class B	8,186	79,486
Knoll, Inc.	17,547	249,343
McGrath Rentcorp	9,204	314,409
Mobile Mini, Inc.*	9,199	304,947
Multi-Color Corp.	5,335	161,864
Quad Graphics, Inc.(a)	16,251	391,649
Standard Parking Corp.*	3,142	67,427
Team, Inc.*	4,971	188,152
TMS International Corp. Class A	11,457	169,907
U.S. Ecology, Inc.	6,730	184,671
Viad Corp.	3,869	94,868

Total Commercial Services & Supplies		4,776,979

Communications Equipment - 1.1%
Anaren, Inc.*	2,496	57,258
Bel Fuse, Inc. Class B	1,670	22,462
Black Box Corp.	8,027	203,244
CalAmp Corp.*	7,182	104,857
Comtech Telecommunications Corp.	7,070	190,112

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    65

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
Digi International, Inc.*	4,354	$40,797
Emulex Corp.*	15,461	100,806
Extreme Networks, Inc.*	22,653	78,153
Globecomm Systems, Inc.*	7,591	95,950
Ixia*	17,591	323,675
KVH Industries, Inc.*	1,001	13,323
Oplink Communications, Inc.*	1,135	19,715
Procera Networks, Inc.*(a)	1,766	24,247
Symmetricom, Inc.*	8,141	36,553
TESSCO Technologies, Inc.	4,518	119,275
Ubiquiti Networks, Inc.	45,197	792,755

Total Communications Equipment		2,223,182

Computers & Peripherals - 0.9%
Cray, Inc.*	30,277	594,640
Datalink Corp.*	6,554	69,735
Electronics For Imaging, Inc.*	11,615	328,588
QLogic Corp.*	51,979	496,919
Super Micro Computer, Inc.*	12,157	129,351
Synaptics, Inc.*	9,380	361,693

Total Computers & Peripherals		1,980,926

Construction & Engineering - 0.9%
Aegion Corp.*	12,750	287,002
Ameresco, Inc. Class A*	15,659	141,088
Argan, Inc.	4,566	71,230
Comfort Systems USA, Inc.	5,926	88,416
Dycom Industries, Inc.*	8,618	199,420
Furmanite Corp.*	17,530	117,276
Granite Construction, Inc.	6,609	196,684
Great Lakes Dredge & Dock Corp.	2,572	20,113
Layne Christensen Co.*	2,065	40,288
Michael Baker Corp.	3,705	100,443
MYR Group, Inc.*	6,560	127,592
Northwest Pipe Co.*	2,898	80,854
Pike Electric Corp.	9,805	120,601
Primoris Services Corp.	19,964	393,690

Total Construction & Engineering		1,984,697

Consumer Finance - 2.2%
Cash America International, Inc.	19,865	903,063
DFC Global Corp.*	27,454	379,140
Encore Capital Group, Inc.*(a)	18,951	627,468
EZCORP, Inc. Class A*	47,194	796,635
Green Dot Corp. Class A*(a)	27,104	540,725
Netspend Holdings, Inc.*	14,587	232,954
Regional Management Corp.*	14,385	359,625
World Acceptance Corp.*(a)	9,207	800,456

Total Consumer Finance		4,640,066

Containers & Packaging - 0.3%
AEP Industries, Inc.*	2,190	162,914
Boise, Inc.	39,574	337,962
Myers Industries, Inc.	9,955	149,425

Total Containers & Packaging		650,301

Distributors - 0.3%
Core-Mark Holding Co., Inc.	3,696	234,696
VOXX International Corp.*	23,706	290,872
Weyco Group, Inc.	3,959	99,767

Total Distributors		625,335

Diversified Consumer Services - 2.3%
American Public Education, Inc.*(a)	6,779	251,908
Bridgepoint Education, Inc.*(a)	76,049	926,277
Capella Education Co.*	7,817	325,578
Career Education Corp.*	36,921	107,071
Carriage Services, Inc.	3,552	60,206
Corinthian Colleges, Inc.*	58,861	131,849
Education Management Corp.*(a)	97,766	549,445
Grand Canyon Education, Inc.*	14,908	480,485
K12, Inc.*(a)	4,453	116,980
Matthews International Corp. Class A	11,116	419,073
Regis Corp.	24,010	394,244
Stewart Enterprises, Inc. Class A	48,676	637,169
Strayer Education, Inc.(a)	8,286	404,605
Universal Technical Institute, Inc.	7,457	77,031

Total Diversified Consumer Services		4,881,921

Diversified Financial Services - 0.7%
Interactive Brokers Group, Inc. Class A	25,984	414,965
MarketAxess Holdings, Inc.	11,244	525,657
Marlin Business Services Corp.	7,954	181,192
NewStar Financial, Inc.*	19,844	264,322

Total Diversified Financial Services		1,386,136

Diversified Telecommunication Services - 1.1%
8x8, Inc.*	49,257	405,878
Alaska Communications Systems Group, Inc.	60,149	101,050
Atlantic Tele-Network, Inc.	6,433	319,463
Cincinnati Bell, Inc.*	12,496	38,238
Cogent Communications Group, Inc.	363	10,218
Consolidated Communications Holdings, Inc.	4,303	74,915
General Communication, Inc. Class A*	4,861	38,062
Hawaiian Telcom Holdco, Inc.*	5,697	143,336
IDT Corp. Class B	24,327	454,672
Iridium Communications, Inc.*(a)	53,046	411,637
Lumos Networks Corp.	3,183	54,429
ORBCOMM, Inc.*	7,648	34,340
Premiere Global Services, Inc.*	14,968	180,664

Total Diversified Telecommunication Services		2,266,902

Electric Utilities - 0.4%
Empire District Electric Co. (The)	14,491	323,294
MGE Energy, Inc.	6,784	371,492
Unitil Corp.	3,538	102,177

Total Electric Utilities		796,963

Electrical Equipment - 0.5%
AZZ, Inc.	7,948	306,475
Encore Wire Corp.	5,467	186,425
Global Power Equipment Group, Inc.	5,249	84,614
II-VI, Inc.*	16,724	271,932
LSI Industries, Inc.	3,125	25,281
Powell Industries, Inc.*	1,475	76,184
Thermon Group Holdings, Inc.*	5,258	107,263
Vicor Corp.*	4,684	32,085

Total Electrical Equipment		1,090,259

Electronic Equipment, Instruments & Components - 3.8%
Audience, Inc.*	3,333	44,029
Badger Meter, Inc.	2,756	122,780
Benchmark Electronics, Inc.*	14,464	290,726
Coherent, Inc.	7,286	401,240
Daktronics, Inc.	6,605	67,767
DTS, Inc.*	4,208	86,601
Electro Rent Corp.	8,329	139,844

See Notes to Schedule of Investments.

66    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
FARO Technologies, Inc.*	3,845	$130,038
Insight Enterprises, Inc.*	32,942	584,391
Invensense, Inc.*(a)	19,076	293,389
Key Tronic Corp.*	7,878	81,537
Maxwell Technologies, Inc.*(a)	6,092	43,558
Measurement Specialties, Inc.*	4,803	223,483
Mercury Systems, Inc.*	5,341	49,244
Mesa Laboratories, Inc.	929	50,287
Methode Electronics, Inc.	6,299	107,146
MTS Systems Corp.	5,809	328,789
Multi-Fineline Electronix, Inc.*	9,174	135,867
Newport Corp.*	23,787	331,353
OSI Systems, Inc.*	4,493	289,439
Park Electrochemical Corp.	3,864	92,775
PC Connection, Inc.	16,598	256,439
Plexus Corp.*	14,465	432,359
Power-One, Inc.*	112,347	710,033
RealD, Inc.*(a)	3,964	55,100
Richardson Electronics Ltd.	3,691	43,332
Rofin-Sinar Technologies, Inc.*	11,265	280,949
Rogers Corp.*	8,024	379,696
Sanmina Corp.*	94,129	1,350,751
Scansource, Inc.*	13,773	440,736
Universal Display Corp.*(a)	4,779	134,338
Vishay Precision Group, Inc.*	3,574	54,110

Total Electronic Equipment, Instruments & Components		8,032,126

Energy Equipment & Services - 2.1%
Basic Energy Services, Inc.*(a)	30,965	374,367
Bolt Technology Corp.	2,217	37,867
C&J Energy Services, Inc.*(a)	54,106	1,048,033
Dawson Geophysical Co.*	2,670	98,416
Geospace Technologies Corp.*	2,315	159,920
Global Geophysical Services, Inc.*(a)	22,618	106,757
Gulf Island Fabrication, Inc.	1,228	23,516
Gulfmark Offshore, Inc. Class A	7,020	316,532
ION Geophysical Corp.*	36,711	221,000
Key Energy Services, Inc.*	99,897	594,387
Matrix Service Co.*	8,154	127,040
Mitcham Industries, Inc.*	13,178	221,127
Natural Gas Services Group, Inc.*	3,775	88,675
Newpark Resources*	52,004	571,524
Nuverra Environmental Solutions, Inc.*(a)	9,429	27,344
PHI, Inc.*	2,951	101,219
Pioneer Energy Services Corp.*	25,209	166,884
RigNet, Inc.*	3,386	86,275
TGC Industries, Inc.	10,565	86,844

Total Energy Equipment & Services		4,457,727

Food & Staples Retailing - 1.4%
Andersons, Inc. (The)	10,883	578,867
Chefs’ Warehouse, Inc. (The)*	5,631	96,853
Ingles Markets, Inc. Class A	13,585	343,021
Nash Finch Co.	8,576	188,758
Pantry, Inc. (The)*	2,623	31,948
Roundy’s, Inc.	51,803	431,519
Spartan Stores, Inc.	11,353	209,349
Susser Holdings Corp.*	6,488	310,646
Village Super Market, Inc. Class A	5,364	177,495
Weis Markets, Inc.	11,988	540,299

Total Food & Staples Retailing		2,908,755

Food Products - 1.0%
Alico, Inc.	2,779	111,466
Annie’s, Inc.*(a)	1,585	67,743
Boulder Brands, Inc.*	3,331	40,139
Calavo Growers, Inc.	3,379	91,875
Cal-Maine Foods, Inc.	8,944	415,985
Diamond Foods, Inc.*(a)	18,142	376,446
Dole Food Co., Inc.*	13,927	177,569
Inventure Foods, Inc.*	4,871	40,722
J&J Snack Foods Corp.	4,602	358,036
John B. Sanfilippo & Son, Inc.	6,581	132,673
Omega Protein Corp.*	3,994	35,866
Sanderson Farms, Inc.	2,394	159,009
Seneca Foods Corp. Class A*	6,530	200,340

Total Food Products		2,207,869

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	3,103	159,773
Delta Natural Gas Co., Inc.	1,600	34,000
Laclede Group, Inc. (The)	8,928	407,653
Northwest Natural Gas Co.	7,693	326,799

Total Gas Utilities		928,225

Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	2,122	100,816
ABIOMED, Inc.*	5,235	112,867
Analogic Corp.	3,203	233,275
Anika Therapeutics, Inc.*	5,506	93,602
Atrion Corp.	654	143,036
Cantel Medical Corp.	5,710	193,398
CONMED Corp.	8,817	275,443
CryoLife, Inc.	6,270	39,250
Cynosure, Inc. Class A*	1,838	47,751
Exactech, Inc.*	3,519	69,500
Greatbatch, Inc.*	1,755	57,546
ICU Medical, Inc.*	3,368	242,698
Integra LifeSciences Holdings Corp.*	4,896	179,341
Invacare Corp.	2,306	33,114
Masimo Corp.	16,978	359,934
Meridian Bioscience, Inc.	8,920	191,780
Merit Medical Systems, Inc.*	9,602	107,062
Neogen Corp.*	2,762	153,457
PhotoMedex, Inc.*(a)	4,996	79,636
Rochester Medical Corp.*	796	11,725
RTI Biologics, Inc.*	12,279	46,169
Spectranetics Corp.*	764	14,272
SurModics, Inc.*	2,742	54,867
Symmetry Medical, Inc.*	2,210	18,608
Vascular Solutions, Inc.*	3,568	52,485
Wright Medical Group, Inc.*	318	8,335

Total Health Care Equipment & Supplies		2,919,967

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	323	10,682
Accretive Health, Inc.*(a)	7,505	81,129
Almost Family, Inc.	5,242	99,598
Amedisys, Inc.*	17,245	200,387
AMN Healthcare Services, Inc.*	4,212	60,316
Amsurg Corp.*	11,440	401,544
Assisted Living Concepts, Inc. Class A*	3,887	46,488
Bio-Reference Labs, Inc.*(a)	7,517	216,114
BioScrip, Inc.*	475	7,837
Capital Senior Living Corp.*	165	3,943
Chindex International, Inc.*	1,474	23,908

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    67

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
Corvel Corp.*	6,016	$176,088
Ensign Group, Inc. (The)	9,828	346,142
Five Star Quality Care, Inc.*	65,689	368,515
Gentiva Health Services, Inc.*	17,225	171,561
Hanger Orthopedic Group, Inc.*	12,481	394,774
IPC The Hospitalist Co., Inc.*	4,638	238,208
Kindred Healthcare, Inc.*	5,944	78,045
Landauer, Inc.	2,184	105,509
National Healthcare Corp.	5,562	265,864
PharMerica Corp.*	10,138	140,513
Providence Service Corp. (The)*	3,327	96,782
Skilled Healthcare Group, Inc. Class A*	20,192	134,883
Triple-S Management Corp. Class B*	16,798	360,653
U.S. Physical Therapy, Inc.	3,497	96,657
Universal American Corp.	13,883	123,420
Vanguard Health Systems, Inc.*	41,532	861,374

Total Health Care Providers & Services		5,110,934

Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	2,897	142,359
Greenway Medical Technologies, Inc.*(a)	1,113	13,734
HealthStream, Inc.*	1,757	44,487
MedAssets, Inc.*	3,384	60,032
Medidata Solutions, Inc.*	5,121	396,621
Omnicell, Inc.*	5,034	103,449
Quality Systems, Inc.	21,256	397,700
Vocera Communications, Inc.*	415	6,101

Total Health Care Technology		1,164,483

Hotels, Restaurants & Leisure - 4.3%
AFC Enterprises*	5,699	204,822
Ameristar Casinos, Inc.	21,501	565,261
Biglari Holdings, Inc.*	375	153,900
BJ’s Restaurants, Inc.*	5,659	209,949
Bob Evans Farms, Inc.	9,702	455,800
Bravo Brio Restaurant Group, Inc.*	7,009	124,900
CEC Entertainment, Inc.	7,953	326,391
Churchill Downs, Inc.	4,560	359,556
Denny’s Corp.*	121,957	685,398
DineEquity, Inc.	6,175	425,272
Einstein Noah Restaurant Group, Inc.	5,133	72,889
Fiesta Restaurant Group, Inc.*	961	33,049
Ignite Restaurant Group, Inc.*	6,703	126,486
Interval Leisure Group, Inc.	9,670	192,626
Isle of Capri Casinos, Inc.*	4,282	32,115
Jack In The Box, Inc.*	8,282	325,400
Krispy Kreme Doughnuts, Inc.*	96,171	1,678,184
Marcus Corp.	9,704	123,435
Multimedia Games Holding Co., Inc.*	8,950	233,327
Pinnacle Entertainment, Inc.*	14,476	284,743
Red Robin Gourmet Burgers, Inc.*	4,140	228,445
Ruby Tuesday, Inc.*	9,665	89,208
SHFL Entertainment, Inc.*	15,247	270,024
Sonic Corp.*	19,945	290,399
Speedway Motorsports, Inc.	11,775	204,885
Texas Roadhouse, Inc.	24,544	614,091
Town Sports International Holdings, Inc.	8,194	88,249
WMS Industries, Inc.*	23,293	594,205

Total Hotels, Restaurants & Leisure		8,993,009

Household Durables - 1.1%
American Greetings Corp. Class A	8,425	153,503
Bassett Furniture Industries, Inc.	4,811	74,715
Blyth, Inc.(a)	5,087	71,014
Cavco Industries, Inc.*	667	33,650
Ethan Allen Interiors, Inc.	12,134	349,459
Flexsteel Industries, Inc.	3,457	84,282
Hooker Furniture Corp.	2,400	39,024
iRobot Corp.*	10,032	398,973
La-Z-Boy, Inc.	18,126	367,414
Libbey, Inc.*	2,612	62,610
M/I Homes, Inc.*	967	22,202
NACCO Industries, Inc. Class A	5,753	329,532
Skullcandy, Inc.*(a)	18,595	101,529
Universal Electronics, Inc.*	5,594	157,359
Zagg, Inc.*(a)	16,975	90,816

Total Household Durables		2,336,082

Household Products - 0.2%
Central Garden and Pet Co. Class A*	11,180	77,142
Orchids Paper Products Co.	2,600	68,250
WD-40 Co.	4,431	241,401

Total Household Products		386,793

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	11,206	335,956

Insurance - 3.0%
American Equity Investment Life Holding Co.	36,675	575,797
AMERISAFE, Inc.	5,300	171,667
Baldwin & Lyons, Inc. Class B	7,618	184,965
Citizens, Inc. Class A*	2,467	14,753
Donegal Group, Inc. Class A	3,811	53,240
eHealth, Inc.*	1,465	33,285
EMC Insurance Group, Inc.	6,792	178,358
Employers Holdings, Inc.	10,518	257,165
FBL Financial Group, Inc. Class A	11,137	484,571
HCI Group, Inc.	5,700	175,104
Horace Mann Educators Corp.	25,551	622,933
Infinity Property & Casualty Corp.	2,647	158,185
Kansas City Life Insurance Co.	3,456	132,261
National Financial Partners Corp.*	6,495	164,388
National Interstate Corp.	7,832	229,086
National Western Life Insurance Co. Class A	2,275	431,909
Navigators Group, Inc. (The)*	4,318	246,299
Phoenix Cos., Inc. (The)*	7,358	316,394
Safety Insurance Group, Inc.	6,188	300,180
Selective Insurance Group, Inc.	14,936	343,827
State Auto Financial Corp.	26,385	479,415
Stewart Information Services Corp.	9,052	237,072
United Fire Group, Inc.	13,951	346,403
Universal Insurance Holdings, Inc.	40,119	284,042

Total Insurance		6,421,299

Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. Class A*	16,723	103,515
Blue Nile, Inc.*	1,083	40,916
Nutrisystem, Inc.	3,000	35,340
Overstock.com, Inc.*(a)	942	26,564
PetMed Express, Inc.	7,713	97,184
Shutterfly, Inc.*	1,062	59,249

Total Internet & Catalog Retail		362,768

Internet Software & Services - 1.8%
Bankrate, Inc.*(a)	18,665	268,029
Blucora, Inc.*	15,638	289,929
Constant Contact, Inc.*(a)	10,399	167,112

See Notes to Schedule of Investments.

68    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
Dealertrack Technologies, Inc.*	12,056	$427,144
Dice Holdings, Inc.*	25,226	232,332
Digital River, Inc.*	3,355	62,973
Earthlink, Inc.	10,339	64,205
Envestnet, Inc.*	2,044	50,282
Internap Network Services Corp.*	519	4,292
Keynote Systems, Inc.	1,755	34,679
LivePerson, Inc.*	4,026	36,053
LogMein, Inc.*	867	21,207
Monster Worldwide, Inc.*	37,614	184,685
Move, Inc.*	4,944	63,382
NIC, Inc.	8,034	132,802
OpenTable, Inc.*(a)	2,609	166,846
Perficient, Inc.*	7,256	96,795
QuinStreet, Inc.*	6,626	57,182
Responsys, Inc.*	5,445	77,918
SciQuest, Inc.*	839	21,017
SPS Commerce, Inc.*	2,120	116,600
Stamps.com, Inc.*	9,195	362,191
Synacor, Inc.*(a)	10,074	31,229
Travelzoo, Inc.*	6,900	188,094
United Online, Inc.	34,798	263,769
XO Group, Inc.*	4,518	50,602
Zillow, Inc. Class A*(a)	1,301	73,246
Zix Corp.*	45,056	190,587

Total Internet Software & Services		3,735,182

IT Services - 2.9%
CACI International, Inc. Class A*(a)	16,206	1,028,919
Cardtronics, Inc.*	9,401	259,468
Cass Information Systems, Inc.	3,172	146,229
CIBER, Inc.*	8,721	29,128
Computer Task Group, Inc.	4,216	96,841
CSG Systems International, Inc.*	13,470	292,299
EPAM Systems, Inc.*	14,466	393,186
Euronet Worldwide, Inc.*	9,935	316,529
ExlService Holdings, Inc.*	8,344	246,649
Forrester Research, Inc.	6,472	237,458
Global Cash Access Holdings, Inc.*	14,567	91,189
Hackett Group, Inc. (The)	26,592	138,012
Heartland Payment Systems, Inc.(a)	11,826	440,518
Higher One Holdings, Inc.*(a)	17,793	207,111
iGate Corp.*	13,722	225,315
Lionbridge Technologies, Inc.*	14,840	43,036
ManTech International Corp. Class A	22,899	598,122
MoneyGram International, Inc.*	3,147	71,280
PRGX Global, Inc.*	4,312	23,673
SYKES Enterprises, Inc.*	12,022	189,467
TeleTech Holdings, Inc.*	20,309	475,840
Unisys Corp.*	14,069	310,503
Virtusa Corp.*	8,462	187,518

Total IT Services		6,048,290

Leisure Equipment & Products - 0.8%
Arctic Cat, Inc.	5,723	257,420
Black Diamond, Inc.*	3,364	31,621
Johnson Outdoors, Inc. Class A*	7,804	194,320
LeapFrog Enterprises, Inc.*(a)	40,255	396,109
Nautilus, Inc.*	10,010	86,987
Smith & Wesson Holding Corp.*(a)	28,963	289,051
Steinway Musical Instruments*	1,918	58,365
Sturm Ruger & Co., Inc.(a)	7,628	366,449

Total Leisure Equipment & Products		1,680,322

Life Sciences Tools & Services - 0.1%
Cambrex Corp.*	10,126	141,460
Luminex Corp.*	3,826	78,854

Total Life Sciences Tools & Services		220,314

Machinery - 4.1%
Alamo Group, Inc.	5,674	231,613
Altra Holdings, Inc.	9,545	261,342
American Railcar Industries, Inc.	6,875	230,381
Ampco-Pittsburgh Corp.	1,857	34,856
Astec Industries, Inc.	6,541	224,291
Barnes Group, Inc.	20,011	600,130
Blount International, Inc.*	14,733	174,144
Briggs & Stratton Corp.	7,736	153,173
CIRCOR International, Inc.	4,489	228,311
Columbus McKinnon Corp.*	11,597	247,248
Commercial Vehicle Group, Inc.*	44,242	330,045
Douglas Dynamics, Inc.	5,247	68,106
Dynamic Materials Corp.	4,697	77,547
EnPro Industries, Inc.*	5,280	268,013
ESCO Technologies, Inc.	5,779	187,124
Federal Signal Corp.*	5,206	45,552
Flow International Corp.*	16,275	60,055
FreightCar America, Inc.	7,433	126,287
Gorman-Rupp Co. (The)	5,583	177,763
Graham Corp.	1,511	45,375
Greenbrier Cos., Inc (The)*	14,445	352,025
Hurco Cos., Inc.	3,215	92,496
John Bean Technologies Corp.	8,119	170,580
Kadant, Inc.	7,009	211,461
L.B. Foster Co. Class A	1,872	80,814
Lindsay Corp.(a)	3,261	244,510
Lydall, Inc.*	4,970	72,562
Meritor, Inc.*	108,163	762,549
Miller Industries, Inc.	5,314	81,729
NN, Inc.	13,751	156,899
Proto Labs, Inc.*(a)	3,091	200,822
RBC Bearings, Inc.*	6,963	361,728
Standex International Corp.	5,053	266,546
Sun Hydraulics Corp.	7,885	246,643
Tennant Co.	4,996	241,157
Titan International, Inc.	29,359	495,286
Trimas Corp.*	11,801	439,941
Twin Disc, Inc.	7,634	180,926
Wabash National Corp.*	20,976	213,536

Total Machinery		8,643,566

Marine - 0.1%
Matson, Inc.	8,754	218,850
Rand Logistics, Inc.*(a)	1,060	5,438

Total Marine		224,288

Media - 3.4%
Arbitron, Inc.	7,148	332,025
Belo Corp. Class A	76,037	1,060,716
Carmike Cinemas, Inc.*	2,835	54,886

Digital Generation, Inc.*(a)	2,838	20,916
Entercom Communications Corp. Class A*(a)	13,559	127,997
EW Scripps Co. Class A*	11,343	176,724
Fisher Communications, Inc.	2,247	92,307
Harte-Hanks, Inc.	20,026	172,224
Journal Communications, Inc. Class A*	24,120	180,659
LIN TV Corp. Class A*	53,081	812,139

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    69

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
McClatchy Co. (The) Class A*(a)	103,943	$236,990
National CineMedia, Inc.	8,154	137,721
New York Times Co. (The) Class A*	33,805	373,883
Nexstar Broadcasting Group, Inc. Class A	13,139	465,909
ReachLocal, Inc.*	255	3,126
Saga Communications, Inc. Class A	2,401	110,230
Scholastic Corp.	21,301	623,906
Sinclair Broadcast Group, Inc. Class A	49,638	1,458,364
Valassis Communications, Inc.(a)	26,394	649,029
World Wrestling Entertainment, Inc. Class A	15,159	156,289

Total Media		7,246,040

Metals & Mining - 1.4%
AMCOL International Corp.	11,864	375,970
Globe Specialty Metals, Inc.	10,831	117,733
Gold Resource Corp.(a)	26,445	230,336
Haynes International, Inc.	5,042	241,361
Kaiser Aluminum Corp.	7,072	438,040
Materion Corp.	4,832	130,899
Noranda Aluminum Holding Corp.	62,523	201,949
Olympic Steel, Inc.	4,657	114,096
RTI International Metals, Inc.*	3,782	104,799
Schnitzer Steel Industries, Inc. Class A	4,838	113,112
SunCoke Energy, Inc.*	27,640	387,513
Universal Stainless & Alloy*	2,717	80,097
US Silica Holdings, Inc.	22,596	469,545

Total Metals & Mining		3,005,450

Multiline Retail - 0.2%
Fred’s, Inc. Class A	14,781	228,958
Gordmans Stores, Inc.*	9,801	133,391
Tuesday Morning Corp.*	2,495	25,873

Total Multiline Retail		388,222

Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp.*	68,965	144,827
Adams Resources & Energy, Inc.	4,395	302,772
Alon USA Energy, Inc.	17,161	248,148
Bonanza Creek Energy, Inc.*	6,033	213,930
Callon Petroleum Co.*	97,877	329,846
Carrizo Oil & Gas, Inc.*	11,325	320,837
Clayton Williams Energy, Inc.*	2,507	109,055
Cloud Peak Energy, Inc.*	54,356	895,787
Contango Oil & Gas Co.(a)	7,739	261,191
EPL Oil & Gas, Inc.*	6,827	200,441
Evolution Petroleum Corp.*	3,019	32,937
Matador Resources Co.*	4,681	56,078
Northern Oil and Gas, Inc.*(a)	26,974	359,833
Resolute Energy Corp.*	2,884	23,014
REX American Resources Corp.*	5,998	172,562
Rex Energy Corp.*	25,963	456,430
Stone Energy Corp.*	41,501	914,267
Swift Energy Co.*(a)	10,688	128,149
Synergy Resources Corp.*	12,470	91,280
Vaalco Energy, Inc.*	19,839	113,479
Warren Resources, Inc.*	30,438	77,617

Total Oil, Gas & Consumable Fuels		5,452,480

Paper & Forest Products - 1.9%
Buckeye Technologies, Inc.	19,553	724,243
Clearwater Paper Corp.*	7,981	375,586
Deltic Timber Corp.	631	36,485
KapStone Paper and Packaging Corp.	34,473	1,385,125
Neenah Paper, Inc.	8,003	254,255
PH Glatfelter Co.	16,016	402,002
Schweitzer-Mauduit International, Inc.	14,922	744,309

Total Paper & Forest Products		3,922,005

Personal Products - 1.0%
Female Health Co. (The)	8,858	87,340
Inter Parfums, Inc.	7,299	208,167
Lifevantage Corp.*	31,853	73,899
Medifast, Inc.*	3,455	89,001
Nature’s Sunshine Products, Inc.	10,130	165,625
Prestige Brands Holdings, Inc.*	11,938	347,873
Revlon, Inc. Class A*	16,128	355,784
USANA Health Sciences, Inc.*(a)	9,444	683,557

Total Personal Products		2,011,246

Pharmaceuticals - 0.6%
BioDelivery Sciences International, Inc.*(a)	17,866	72,536
Hi-Tech Pharmacal Co., Inc.	6,339	210,455
Medicines Co. (The)*	12,099	372,165
POZEN, Inc.*	44,290	221,893
Santarus, Inc.*	7,927	166,863
Sciclone Pharmaceuticals, Inc.*	46,297	229,633

Total Pharmaceuticals		1,273,545

Professional Services - 2.6%
Acacia Research Corp.	10,613	237,201
Barrett Business Services, Inc.	1,118	58,371
CBIZ, Inc.*(a)	23,424	157,175
CDI Corp.	4,470	63,295
CRA International, Inc.*	1,439	26,578
Exponent, Inc.	3,846	227,337
GP Strategies Corp.*	6,609	157,426
Heidrick & Struggles International, Inc.	920	15,383
Huron Consulting Group, Inc.*	4,116	190,324
ICF International, Inc.*	9,298	292,980
Insperity, Inc.	6,823	206,737
Kelly Services, Inc. Class A	23,430	409,322
Kforce, Inc.	3,337	48,720
Korn/Ferry International*	17,322	324,614
Mistras Group, Inc.*	5,397	94,879
Navigant Consulting, Inc.*	23,106	277,272
On Assignment, Inc.*	10,997	293,840
Pendrell Corp.*	374,740	981,819
Resources Connection, Inc.	10,187	118,169
RPX Corp.*	20,925	351,540
TrueBlue, Inc.*	13,164	277,102
VSE Corp.	6,283	258,043
WageWorks, Inc.*	9,740	335,543

Total Professional Services		5,403,670

Real Estate Investment Trusts (REITs) - 1.1%
Acadia Realty Trust	4,449	109,846
Agree Realty Corp.	2,891	85,342
American Assets Trust, Inc.	1,384	42,710
Campus Crest Communities, Inc.	4,413	50,926
CapLease, Inc.	3,887	32,806
Chesapeake Lodging Trust	4,829	100,395
Coresite Realty Corp.	575	18,291
Franklin Street Properties Corp.	9,972	131,631
Gladstone Commercial Corp.	45	839
Inland Real Estate Corp.	1,088	11,119
Investors Real Estate Trust	3,680	31,648
LTC Properties, Inc.	7,870	307,324

See Notes to Schedule of Investments.

70    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
Monmouth Real Estate Investment Corp. Class A	7,617	$75,180
One Liberty Properties, Inc.	3,227	70,865
Pebblebrook Hotel Trust	2,072	53,561
Retail Opportunity Investments Corp.	2,615	36,349
Sabra Health Care REIT, Inc.	5,767	150,576
Saul Centers, Inc.	2,057	91,454
Select Income REIT	15,208	426,432
Sun Communities, Inc.	566	28,164
UMH Properties, Inc.	1,171	12,026
Universal Health Realty Income Trust	8,901	383,900
Urstadt Biddle Properties, Inc. Class A	4,346	87,659
Whitestone REIT	910	14,342

Total Real Estate Investment Trusts (REITs)		2,353,385

Real Estate Management & Development - 0.0%
Tejon Ranch Co.*	1,605	45,726

Road & Rail - 1.6%
Celadon Group, Inc.	8,743	159,560
Heartland Express, Inc.	22,403	310,729
Knight Transportation, Inc.	23,191	390,073
Marten Transport Ltd.	12,988	203,522
Quality Distribution, Inc.*	44,546	393,787
Roadrunner Transportation Systems, Inc.*	11,757	327,315
Saia, Inc.*	11,091	332,397
Swift Transportation Co.*	67,401	1,114,812
Universal Truckload Services, Inc.*	6,053	145,938

Total Road & Rail		3,378,133

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc.*	5,619	97,827
Amkor Technology, Inc.*	119,342	502,430
Brooks Automation, Inc.	23,939	232,926
Cabot Microelectronics Corp.*	6,660	219,847
Ceva, Inc.*	5,293	102,472
Diodes, Inc.*	7,896	205,059
Entegris, Inc.*	59,727	560,837
Entropic Communications, Inc.*	9,560	40,821
GT Advanced Technologies, Inc.*(a)	208,297	864,433
Integrated Device Technology, Inc.*	3,916	31,093
Integrated Silicon Solution, Inc.*	1,250	13,700
Intersil Corp. Class A	1,881	14,709
IXYS Corp.	12,693	140,385
Kulicke & Soffa Industries, Inc.*	45,280	500,797
Lattice Semiconductor Corp.*	26,047	132,058
MA-COM Technology Solutions Holdings, Inc.*	7,985	116,581
Micrel, Inc.	12,501	123,510
Monolithic Power Systems, Inc.	4,629	111,605
Nanometrics, Inc.*	3,896	57,154
NVE Corp.*	1,090	51,034
Omnivision Technologies, Inc.*	9,181	171,226
PDF Solutions, Inc.*	5,812	107,115
Photronics, Inc.*	35,600	286,936
Rudolph Technologies, Inc.*	9,192	102,950
Supertex, Inc.	873	20,873
Ultra Clean Holdings*	16,894	102,209
Ultratech, Inc.*	7,387	271,251

Veeco Instruments, Inc.*(a)	11,655	412,820
Volterra Semiconductor Corp.*	7,390	104,347

Total Semiconductors & Semiconductor Equipment		5,699,005

Software - 1.3%
Actuate Corp.*	14,081	93,498
Advent Software, Inc.*	7,332	257,060
American Software, Inc. Class A	7,856	68,269
Blackbaud, Inc.	2,274	74,064
BroadSoft, Inc.*	2,101	57,988
Digimarc Corp.	2,019	41,935
Ebix, Inc.(a)	22,360	207,054
Ellie Mae, Inc.*	3,364	77,641
EPIQ Systems, Inc.	4,172	56,197
Exa Corp.*	8,070	83,121
Interactive Intelligence Group, Inc.*	667	34,417
Manhattan Associates, Inc.*	4,889	377,235
MicroStrategy, Inc. Class A*	1,145	99,569
Monotype Imaging Holdings, Inc.	9,324	236,923
Netscout Systems, Inc.*	8,126	189,661
Pegasystems, Inc.	1,487	49,249
PROS Holdings, Inc.*	1,701	50,945
Synchronoss Technologies, Inc.*	7,061	217,973
Tangoe, Inc.*	853	13,162
TeleNav, Inc.*	19,246	100,656
VASCO Data Security International, Inc.*	16,937	140,746
Verint Systems, Inc.*	5,956	211,259

Total Software		2,738,622

Specialty Retail - 4.5%
Aeropostale, Inc.*	25,648	353,942
America’s Car-Mart, Inc.*	4,870	210,579
Asbury Automotive Group, Inc.*	14,268	572,147
bebe Stores, Inc.	9,300	52,173
Big 5 Sporting Goods Corp.	4,839	106,216
Body Central Corp.*	8,369	111,475
Brown Shoe Co., Inc.	1,668	35,912
Cato Corp. (The) Class A	13,313	332,293
Children’s Place Retail Stores, Inc. (The)*	7,947	435,496
Conn’s, Inc.*	3,344	173,085
Destination Maternity Corp.	3,726	91,660
Destination XL Group, Inc.*	80,059	507,574
Finish Line, Inc. (The) Class A	26,280	574,481
Francesca’s Holdings Corp.*(a)	7,178	199,477
Haverty Furniture Cos., Inc.	9,096	209,299
hhgregg, Inc.*(a)	24,075	384,478
Jos. A. Bank Clothiers, Inc.*(a)	12,799	528,855
Kirkland’s, Inc.*	8,589	148,160
Lithia Motors, Inc. Class A	11,204	597,285
MarineMax, Inc.*	667	7,557
Mattress Firm Holding Corp.*(a)	11,328	456,518
Monro Muffler Brake, Inc.	7,704	370,177
Office Depot, Inc.*(a)	35,778	138,461
PEP Boys-Manny Moe & Jack (The)*	21,537	249,399
rue21, Inc.*	8,320	346,195
Shoe Carnival, Inc.	7,520	180,555
Sonic Automotive, Inc. Class A	23,388	494,422
Stage Stores, Inc.	9,490	223,015
Stein Mart, Inc.	11,179	152,593
Systemax, Inc.	21,210	199,586
Tilly’s, Inc. Class A*	12,844	205,504
TravelCenters of America LLC*	37,741	412,887
West Marine, Inc.*	6,685	73,535
Zumiez, Inc.*(a)	10,967	315,301

Total Specialty Retail		9,450,292

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    71

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

June 30, 2013

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 1.8%
Cherokee, Inc.	2,383	$30,455
Crocs, Inc.*	57,079	941,804
Culp, Inc.	5,632	97,940
G-III Apparel Group Ltd.*	7,932	381,688
Jones Group, Inc. (The)	26,261	361,089
Maidenform Brands, Inc.*	7,249	125,625
Movado Group, Inc.	7,188	243,170
Oxford Industries, Inc.	3,904	243,610
Perry Ellis International, Inc.	4,356	88,470
Quiksilver, Inc.*	74,737	481,306
R.G. Barry Corp.	5,722	92,925
True Religion Apparel, Inc.	10,461	331,195
Unifi, Inc.*	6,613	136,691
Vera Bradley, Inc.*(a)	12,846	278,244

Total Textiles, Apparel & Luxury Goods		3,834,212

Thrifts & Mortgage Finance - 2.1%
Astoria Financial Corp.	27,767	299,328
Bank Mutual Corp.	7,656	43,180
Beneficial Mutual Bancorp, Inc.*	9,397	78,935
Berkshire Hills Bancorp, Inc.	7,731	214,613
Bofi Holding, Inc.*	5,569	255,172
Brookline Bancorp, Inc.	21,236	184,328
Dime Community Bancshares, Inc.	18,954	290,375
Federal Agricultural Mortgage Corp. Class C	1,501	43,349
First Defiance Financial Corp.	4,829	108,894
Flagstar Bancorp, Inc.*(a)	18,341	256,040
Fox Chase Bancorp, Inc.	1,637	27,829
Franklin Financial Corp.	1,526	27,483
HomeStreet, Inc.	14,718	315,701
Northfield Bancorp, Inc.	8,032	94,135
Northwest Bancshares, Inc.	29,440	397,734
OceanFirst Financial Corp.	8,496	132,113
Oritani Financial Corp.	12,530	196,470
Provident Financial Holdings, Inc.	5,346	84,894
Provident Financial Services, Inc.	24,717	390,034
Provident New York Bancorp(a)	11,635	108,671
Rockville Financial, Inc.	6,325	82,731
Territorial Bancorp, Inc.	3,418	77,281
TrustCo Bank Corp.	38,381	208,793
United Financial Bancorp, Inc.	3,924	59,449
Walker & Dunlop, Inc.*	10,917	191,048
Westfield Financial, Inc.	4,470	31,290
WSFS Financial Corp.	3,750	196,463

Total Thrifts & Mortgage Finance		4,396,333

Tobacco - 0.5%
Alliance One International, Inc.*	23,868	90,699
Universal Corp.	15,325	886,551

Total Tobacco		977,250

Trading Companies & Distributors - 1.4%
Aceto Corp.	9,720	135,400
CAI International, Inc.*	15,795	372,288
DXP Enterprises, Inc.*	5,436	362,038
H&E Equipment Services, Inc.	9,447	199,048
Houston Wire & Cable Co.	8,737	120,920
Kaman Corp.	8,214	283,876
Rush Enterprises, Inc. Class A*	19,137	473,641
TAL International Group, Inc.*(a)	20,294	884,209
Titan Machinery, Inc.*(a)	10,081	197,890

Total Trading Companies & Distributors		3,029,310

Transportation Infrastructure - 0.3%
Wesco Aircraft Holdings, Inc.*(a)	36,405	676,041

Water Utilities - 0.5%
American States Water Co.	5,970	320,410
Artesian Resources Corp. Class A	2,413	53,762
California Water Service Group	15,481	302,034
Connecticut Water Service, Inc.	1,973	56,625
Middlesex Water Co.	3,844	76,573
SJW Corp.	4,811	126,048
York Water Co.	2,769	52,694

Total Water Utilities		988,146

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.*(a)	4,815	29,901
NTELOS Holdings Corp.	10,001	164,616
Shenandoah Telecommunications Co.	4,900	81,732
USA Mobility, Inc.	20,519	278,443

Total Wireless Telecommunication Services		554,692

TOTAL COMMON STOCKS (Cost: $170,400,729)		209,035,229

EXCHANGE-TRADED FUNDS - 0.5%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $883,759)	15,003	1,079,766

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.3%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $19,689,190)(d)	19,689,190	19,689,190

TOTAL INVESTMENTS IN SECURITIES - 109.0% (Cost: $190,973,678)(e)		229,804,185
Liabilities in Excess of Other Assets - (9.0)%		(19,066,488)

NET ASSETS - 100.0%		$210,737,697

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $18,991,249 and the total market value of the collateral held by the Fund was $19,689,190.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

72    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2013

Investments	Shares	Value
UNITED STATES - 100.5%

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.8%
Alliant Techsystems, Inc.	380	$31,285
B/E Aerospace, Inc.*	579	36,523
DigitalGlobe, Inc.*	207	6,419
Huntington Ingalls Industries, Inc.	277	15,645
L-3 Communications Holdings, Inc.	977	83,768
Northrop Grumman Corp.	2,762	228,694
Teledyne Technologies, Inc.*	229	17,713
Triumph Group, Inc.	363	28,732

Total Aerospace & Defense		448,779

Airlines - 0.9%
Alaska Air Group, Inc.*(a)	533	27,716
Allegiant Travel Co.	84	8,903
JetBlue Airways Corp.*	1,645	10,364
Southwest Airlines Co.	4,552	58,675
Spirit Airlines, Inc.*	361	11,469
United Continental Holdings, Inc.*	1,925	60,233
US Airways Group, Inc.*	3,187	52,331

Total Airlines		229,691

Auto Components - 1.3%
Dana Holding Corp.	1,959	37,730
Lear Corp.	2,499	151,090
TRW Automotive Holdings Corp.*	2,120	140,853

Total Auto Components		329,673

Automobiles - 0.1%
Thor Industries, Inc.	383	18,836

Beverages - 0.5%
Coca-Cola Enterprises, Inc.	2,062	72,500
Constellation Brands, Inc. Class A*	1,013	52,797

Total Beverages		125,297

Biotechnology - 2.9%
Amgen, Inc.	4,404	434,499
Gilead Sciences, Inc.*	5,529	283,140

Total Biotechnology		717,639

Building Products - 0.2%
A.O. Smith Corp.	373	13,533
Fortune Brands Home & Security, Inc.	418	16,193
Lennox International, Inc.	235	15,167
Masco Corp.	617	12,025

Total Building Products		56,918

Capital Markets - 1.3%
Ameriprise Financial, Inc.	1,263	102,151
Raymond James Financial, Inc.	738	31,719
State Street Corp.	2,841	185,262

Total Capital Markets		319,132

Chemicals - 2.8%
Ashland, Inc.	282	23,547
Axiall Corp.	285	12,135
Chemtura Corp.*	778	15,793
Eastman Chemical Co.	1,049	73,441
Ecolab, Inc.	1,163	99,076
H.B. Fuller Co.	336	12,704
Huntsman Corp.	3,178	52,628
NewMarket Corp.(a)	95	24,943
Olin Corp.	702	16,792
PolyOne Corp.	357	8,846
PPG Industries, Inc.	866	126,791
Rockwood Holdings, Inc.	720	46,102
RPM International, Inc.	760	24,274
Sherwin-Williams Co. (The)	413	72,936
Valspar Corp.	521	33,693
Westlake Chemical Corp.	465	44,831

Total Chemicals		688,532

Commercial Banks - 1.6%
CapitalSource, Inc.	4,392	41,197
Popular, Inc.*	795	24,112
Regions Financial Corp.	11,426	108,890
SunTrust Banks, Inc.	5,760	181,843
TCF Financial Corp.	1,872	26,545

Total Commercial Banks		382,587

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	575	24,587
Deluxe Corp.	475	16,459
Iron Mountain, Inc.	600	15,966
KAR Auction Services, Inc.	477	10,909
Steelcase, Inc. Class A	1,054	15,367
Tetra Tech, Inc.*	404	9,498
UniFirst Corp.	113	10,311

Total Commercial Services & Supplies		103,097

Communications Equipment - 0.2%
ARRIS Group, Inc.*	403	5,783
EchoStar Corp. Class A*	602	23,544
InterDigital, Inc.	680	30,362

Total Communications Equipment		59,689

Computers & Peripherals - 0.1%
3D Systems Corp.*(a)	158	6,936
NCR Corp.*	624	20,586

Total Computers & Peripherals		27,522

Construction & Engineering - 1.0%
AECOM Technology Corp.*	912	28,992
EMCOR Group, Inc.	377	15,325
Fluor Corp.	1,502	89,084
Jacobs Engineering Group, Inc.*	783	43,167
MasTec, Inc.*	468	15,397
Quanta Services, Inc.*	1,050	27,783
URS Corp.	724	34,187

Total Construction & Engineering		253,935

Construction Materials - 0.0%
Eagle Materials, Inc.	117	7,754

Consumer Finance - 1.2%
Discover Financial Services	4,477	213,284
Portfolio Recovery Associates, Inc.*	96	14,749
SLM Corp.	3,029	69,243

Total Consumer Finance		297,276

Containers & Packaging - 0.9%
Bemis Co., Inc.	613	23,993
Graphic Packaging Holding Co.*	2,125	16,447
MeadWestvaco Corp.	696	23,741
Owens-Illinois, Inc.*	1,806	50,189
Packaging Corp. of America	224	10,967
Rock-Tenn Co. Class A	413	41,250
Sealed Air Corp.	2,292	54,893

Total Containers & Packaging		221,480

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    73

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2013

Investments	Shares	Value
Distributors - 0.4%
Genuine Parts Co.	852	$66,516
LKQ Corp.*	1,160	29,870
Pool Corp.	179	9,381

Total Distributors		105,767

Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,485	41,209
Service Corp. International	1,157	20,860

Total Diversified Consumer Services		62,069

Diversified Financial Services - 7.4%
Bank of America Corp.	46,057	592,293
Citigroup, Inc.	24,839	1,191,527
NASDAQ OMX Group, Inc. (The)	1,303	42,725

Total Diversified Financial Services		1,826,545

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	5,834	293,684

Electric Utilities - 1.5%
American Electric Power Co., Inc.	3,192	142,938
Edison International	2,738	131,862
NV Energy, Inc.	1,554	36,457
OGE Energy Corp.	504	34,373
PNM Resources, Inc.	433	9,608
Portland General Electric Co.	465	14,224
UNS Energy Corp.	181	8,096

Total Electric Utilities		377,558

Electrical Equipment - 0.3%
Belden, Inc.	287	14,330
EnerSys	415	20,352
Generac Holdings, Inc.	309	11,436
General Cable Corp.	142	4,366
Regal-Beloit Corp.	275	17,831

Total Electrical Equipment		68,315

Electronic Equipment, Instruments & Components - 0.1%
Ingram Micro, Inc. Class A*	1,835	34,847

Energy Equipment & Services - 1.6%
Bristow Group, Inc.	221	14,436
Dresser-Rand Group, Inc.*	337	20,213
Halliburton Co.	7,465	311,440
Patterson-UTI Energy, Inc.	1,322	25,587
RPC, Inc.(a)	1,929	26,640

Total Energy Equipment & Services		398,316

Food & Staples Retailing - 10.9%
Costco Wholesale Corp.	1,831	202,454
CVS Caremark Corp.	7,229	413,354
Kroger Co. (The)	4,060	140,232
Safeway, Inc.	2,000	47,320
Sysco Corp.	3,155	107,775
Walgreen Co.	4,465	197,353
Wal-Mart Stores, Inc.	21,143	1,574,942

Total Food & Staples Retailing		2,683,430

Food Products - 2.5%
Archer-Daniels-Midland Co.	4,839	164,091
Campbell Soup Co.	1,838	82,324
ConAgra Foods, Inc.	1,927	67,310
Flowers Foods, Inc.	699	15,413
Hain Celestial Group, Inc. (The)*	186	12,084
Hormel Foods Corp.	1,221	47,106
Ingredion, Inc.	632	41,472
McCormick & Co., Inc.	579	40,739
Seaboard Corp.	10	27,080
Smithfield Foods, Inc.*	1,331	43,590
Tyson Foods, Inc. Class A	3,269	83,948

Total Food Products		625,157

Gas Utilities - 0.2%
Atmos Energy Corp.	481	19,750
UGI Corp.	696	27,220

Total Gas Utilities		46,970

Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	23,901	833,667
Boston Scientific Corp.*	9,831	91,133
CareFusion Corp.*	1,195	44,036
STERIS Corp.	302	12,950
Teleflex, Inc.	192	14,878
West Pharmaceutical Services, Inc.	149	10,469

Total Health Care Equipment & Supplies		1,007,133

Health Care Providers & Services - 3.2%
Air Methods Corp.	185	6,268
AmerisourceBergen Corp.	1,307	72,970
Cigna Corp.	2,836	205,582
Community Health Systems, Inc.	862	40,411
Davita Healthcare Partners, Inc.*	526	63,541
Health Management Associates, Inc. Class A*	1,568	24,649
HealthSouth Corp.*	585	16,848
Henry Schein, Inc.*	446	42,704
LifePoint Hospitals, Inc.*	313	15,287
McKesson Corp.	1,463	167,513
Omnicare, Inc.	846	40,363
Team Health Holdings, Inc.*	263	10,801
Tenet Healthcare Corp.*	531	24,479
Universal Health Services, Inc. Class B	692	46,336

Total Health Care Providers & Services		777,752

Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.(a)	421	16,600
Cheesecake Factory, Inc. (The)	269	11,269
Cracker Barrel Old Country Store, Inc.	147	13,915
Penn National Gaming, Inc.*	376	19,875
Six Flags Entertainment Corp.	802	28,198
Vail Resorts, Inc.	42	2,584
Wyndham Worldwide Corp.	816	46,700

Total Hotels, Restaurants & Leisure		139,141

Household Durables - 1.8%
D.R. Horton, Inc.	4,424	94,143
Jarden Corp.*	710	31,062
Leggett & Platt, Inc.	764	23,753
Lennar Corp. Class A(a)	1,835	66,133
Mohawk Industries, Inc.*	246	27,672
Newell Rubbermaid, Inc.	1,964	51,555
NVR, Inc.*	18	16,596
PulteGroup, Inc.*	1,382	26,217
Toll Brothers, Inc.*	1,549	50,544
Whirlpool Corp.	541	61,869

Total Household Durables		449,544

Household Products - 1.1%
Energizer Holdings, Inc.	453	45,531
Kimberly-Clark Corp.	2,125	206,423

See Notes to Schedule of Investments.

74    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2013

Investments	Shares	Value
Spectrum Brands Holdings, Inc.	261	$14,843

Total Household Products		266,797

Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	767	20,479

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	471	29,348

Insurance - 14.5%
Aflac, Inc.	4,737	275,314
Allstate Corp. (The)	3,881	186,754
American Financial Group, Inc.	559	27,341
American International Group, Inc.*	15,867	709,255
American National Insurance Co.	178	17,706
AmTrust Financial Services, Inc.	435	15,529
Assurant, Inc.	867	44,139
Berkshire Hathaway, Inc. Class B*	11,432	1,279,469
Chubb Corp. (The)	1,439	121,811
Cincinnati Financial Corp.	737	33,828
CNO Financial Group, Inc.	3,192	41,368
Fidelity National Financial, Inc. Class A	1,415	33,691
First American Financial Corp.	961	21,180
Hanover Insurance Group, Inc. (The)	88	4,306
Hartford Financial Services Group, Inc.	4,734	146,375
HCC Insurance Holdings, Inc.	789	34,014
Lincoln National Corp.	3,408	124,290
Primerica, Inc.	450	16,848
Principal Financial Group, Inc.	1,856	69,507
Protective Life Corp.	594	22,816
Torchmark Corp.	754	49,116
Travelers Cos., Inc. (The)	2,365	189,011
Unum Group	2,805	82,383
W.R. Berkley Corp.	959	39,185

Total Insurance		3,585,236

Internet & Catalog Retail - 0.9%
Expedia, Inc.	676	40,661
HSN, Inc.	319	17,137
Liberty Interactive Corp. Class A*	7,378	169,768

Total Internet & Catalog Retail		227,566

Internet Software & Services - 0.1%
AOL, Inc.*	319	11,637
ValueClick, Inc.*	314	7,750

Total Internet Software & Services		19,387

IT Services - 0.5%
Computer Sciences Corp.	1,189	52,042
Convergys Corp.	837	14,589
CoreLogic, Inc.*	665	15,408
DST Systems, Inc.	418	27,308
MAXIMUS, Inc.	104	7,746

Total IT Services		117,093

Life Sciences Tools & Services - 0.7%
Covance, Inc.*	237	18,045
PAREXEL International Corp.*	196	9,004
Thermo Fisher Scientific, Inc.	1,696	143,533

Total Life Sciences Tools & Services		170,582

Machinery - 1.2%
AGCO Corp.	1,119	56,163
Flowserve Corp.	849	45,854
Manitowoc Co., Inc. (The)	632	11,319
Middleby Corp.*	85	14,458
Oshkosh Corp.*	707	26,845
Snap-On, Inc.	393	35,126
Terex Corp.*	747	19,646
Toro Co. (The)	318	14,440
Trinity Industries, Inc.	648	24,909
Valmont Industries, Inc.	163	23,324
Wabtec Corp.	492	26,288

Total Machinery		298,372

Media - 10.1%
CBS Corp. Class B	3,659	178,815
Cinemark Holdings, Inc.	606	16,920
Comcast Corp. Class A	12,507	523,793
Discovery Communications, Inc. Class A*	1,208	93,270
Gannett Co., Inc.	2,851	69,736
Interpublic Group of Cos., Inc. (The)	3,304	48,073
Madison Square Garden, Inc.*	228	13,509
News Corp. Class A	13,374	435,992
Time Warner, Inc.	5,198	300,548
Viacom, Inc. Class B	3,360	228,648
Walt Disney Co. (The)	9,033	570,434
Washington Post Co. (The) Class B	40	19,351

Total Media		2,499,089

Metals & Mining - 0.4%
Commercial Metals Co.	738	10,900
Reliance Steel & Aluminum Co.	616	40,385
Steel Dynamics, Inc.	1,500	22,365
Worthington Industries, Inc.	510	16,172

Total Metals & Mining		89,822

Multiline Retail - 1.3%
Dillard’s, Inc. Class A	419	34,345
Target Corp.	4,038	278,057

Total Multiline Retail		312,402

Multi-Utilities - 1.2%
Black Hills Corp.	187	9,116
CenterPoint Energy, Inc.	2,248	52,806
CMS Energy Corp.	1,535	41,706
DTE Energy Co.	940	62,989
Sempra Energy	1,475	120,596
Vectren Corp.	437	14,784

Total Multi-Utilities		301,997

Office Electronics - 0.5%
Xerox Corp.	14,573	132,177

Oil, Gas & Consumable Fuels - 4.6%
CVR Energy, Inc.	1,018	48,253
Delek US Holdings, Inc.	785	22,592
Hess Corp.	2,966	197,209
HollyFrontier Corp.	3,613	154,564
Marathon Petroleum Corp.	4,250	302,005
Murphy Oil Corp.	1,582	96,328
Semgroup Corp. Class A	29	1,562
Targa Resources Corp.	101	6,497
Tesoro Corp.	1,624	84,968
Valero Energy Corp.	5,440	189,149
Western Refining, Inc.	1,311	36,800

Total Oil, Gas & Consumable Fuels		1,139,927

Paper & Forest Products - 0.4%
International Paper Co.	2,423	107,363

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    75

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

June 30, 2013

Investments	Shares	Value
Pharmaceuticals - 1.8%
Actavis, Inc.*	359	$45,313
Eli Lilly & Co.	6,096	299,435
Medicines Co. (The)*	147	4,522
Mylan, Inc.*	3,166	98,241

Total Pharmaceuticals		447,511

Professional Services - 0.2%
Manpowergroup, Inc.	484	26,523
Robert Half International, Inc.	637	21,168

Total Professional Services		47,691

Real Estate Investment Trusts (REITs) - 0.2%
Corrections Corp. of America	424	14,361
Geo Group, Inc. (The)	384	13,037
Ryman Hospitality Properties Inc.	104	4,057
Weyerhaeuser Co.	861	24,530

Total Real Estate Investment Trusts (REITs)		55,985

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	1,377	32,167
Jones Lang LaSalle, Inc.	227	20,689

Total Real Estate Management & Development		52,856

Road & Rail - 0.9%
AMERCO	161	26,066
Avis Budget Group, Inc.*	1,578	45,367
Genesee & Wyoming, Inc. Class A*	178	15,101
Hertz Global Holdings, Inc.*	1,985	49,228
JB Hunt Transport Services, Inc.	448	32,364
Ryder System, Inc.	378	22,979
Swift Transportation Co.*	1,034	17,102

Total Road & Rail		208,207

Specialty Retail - 4.4%
AutoNation, Inc.*	761	33,020
Cabela’s, Inc.*	322	20,853
CarMax, Inc.*	1,012	46,714
CST Brands, Inc.*	618	19,041
GameStop Corp. Class A	1,233	51,823
Gap, Inc. (The)	3,007	125,482
Home Depot, Inc. (The)	6,127	474,659
Lowe’s Cos., Inc.	5,188	212,189
Lumber Liquidators Holdings, Inc.*	67	5,217
Penske Automotive Group, Inc.	711	21,714
Pier 1 Imports, Inc.	593	13,929
Urban Outfitters, Inc.*	588	23,649
Williams-Sonoma, Inc.	497	27,777

Total Specialty Retail		1,076,067

Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	163	10,212
Hanesbrands, Inc.	579	29,772
PVH Corp.	465	58,148

Total Textiles, Apparel & Luxury Goods		98,132

Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc.*(a)	474	17,747
Ocwen Financial Corp.*	488	20,115

Total Thrifts & Mortgage Finance		37,862

Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc.*	215	8,144
GATX Corp.	280	13,281
United Rentals, Inc.*	775	38,680
WESCO International, Inc.*	351	23,854

Total Trading Companies & Distributors		83,959

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	1,637	40,614

TOTAL COMMON STOCKS (Cost: $21,621,168)		24,650,586

EXCHANGE-TRADED FUNDS - 0.1%(b)
WisdomTree Earnings 500 Fund	394	22,163
WisdomTree MidCap Earnings Fund	132	9,500

TOTAL EXCHANGE-TRADED FUNDS (Cost: $27,101)		31,663

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Dreyfus Institutional Preferred Money Market Fund 0.07%(c) (Cost: $137,346)(d)	137,346	137,346

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $21,785,615)(e)		24,819,595
Liabilities in Excess of Other Assets - (0.5)%		(125,850)

NET ASSETS - 100.0%		$24,693,745

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $160,946 and the total market value of the collateral held by the Fund was $164,818. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $27,472.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

76    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2013

Investments	Shares	Value
INDIA - 99.5%

COMMON STOCKS - 99.5%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	65,064	$1,397,412

Auto Components - 0.3%
Amtek India Ltd.	11,140	12,569
Bharat Forge Ltd.	285,250	1,064,197
Exide Industries Ltd.	679,782	1,383,587
Motherson Sumi Systems Ltd.	30,910	103,120

Total Auto Components		2,563,473

Automobiles - 8.6%
Bajaj Auto Ltd.	206,380	6,681,780
Hero Motocorp Ltd.	197,833	5,536,494
Mahindra & Mahindra Ltd.	807,538	13,189,674
Maruti Suzuki India Ltd.	186,208	4,818,534
Tata Motors Ltd.	7,600,574	35,978,822

Total Automobiles		66,205,304

Beverages - 0.2%
United Spirits Ltd.	47,583	1,735,809

Biotechnology - 0.0%
Biocon Ltd.	70,122	331,405

Building Products - 0.1%
Sintex Industries Ltd.	1,227,607	835,620

Capital Markets - 0.1%
India Infoline Ltd.	1,077,433	942,811

Chemicals - 1.4%
Asian Paints Ltd.	37,688	2,940,520
Berger Paints India Ltd.	21,106	81,511
Castrol India Ltd.	133,121	739,922
Chambal Fertilizers & Chemicals Ltd.	40,919	24,927
Coromandel International Ltd.	276,716	852,616
Godrej Industries Ltd.	39,629	206,364
Gujarat Fluorochemicals Ltd.	189,598	909,783
Gujarat Narmada Valley Fertilizers Co., Ltd.	29	37
Gujarat State Fertilizers & Chemicals Ltd.	1,074,351	1,103,729
Pidilite Industries Ltd.	87,423	393,091
Tata Chemicals Ltd.	282,830	1,340,022
United Phosphorus Ltd.	915,745	2,091,921

Total Chemicals		10,684,443

Commercial Banks - 15.0%
Allahabad Bank	772,570	1,171,368
Andhra Bank*	1,309,131	1,806,458
Axis Bank Ltd.*	657,173	14,655,207
Bank of Baroda	476,997	4,608,630
Bank of India	717,690	2,806,751
Canara Bank*	720,978	4,375,005
Central Bank of India	1,141,536	1,187,159
Corp. Bank	272,349	1,603,617
Dena Bank Ltd.	941,691	1,106,101
Federal Bank Ltd.	348,493	2,400,013
HDFC Bank Ltd.	1,576,346	17,759,590
ICICI Bank Ltd.	1,344,316	24,222,572
IDBI Bank Ltd.	1,537,042	1,832,552
Indian Bank	790,168	1,528,478
Indian Overseas Bank	1,089,321	911,968
Jammu & Kashmir Bank Ltd.	156,376	3,226,858
Karnataka Bank Ltd.	737,989	1,391,530
Oriental Bank of Commerce	454,653	1,579,905
State Bank of India	485,631	15,966,779
Syndicate Bank	1,215,343	2,232,304
UCO Bank	1,420,448	1,476,023
Union Bank of India Ltd.	871,169	2,731,886
Vijaya Bank Ltd.	1,169,460	884,598
Yes Bank Ltd.	572,500	4,442,234

Total Commercial Banks		115,907,586

Construction & Engineering - 1.3%
Alstom India Ltd.	7,571	43,177
Engineers India Ltd.	143,915	346,074
Era Infra Engineering Ltd.	413,716	946,482
IRB Infrastructure Developers Ltd.	415,180	671,414
Larsen & Toubro Ltd.	293,538	6,954,517
Punj Lloyd Ltd.	338,040	198,245
Voltas Ltd.	557,066	758,847

Total Construction & Engineering		9,918,756

Construction Infrastructure - 0.1%
Jaypee Infratech Ltd.	2,340,596	833,043

Construction Materials - 1.5%
ACC Ltd.	111,520	2,294,488
Ambuja Cements Ltd.	1,338,591	4,208,931
India Cements Ltd.	420,678	402,449
Madras Cements Ltd.	104,961	402,623
Ultratech Cement Ltd.	131,662	4,158,680

Total Construction Materials		11,467,171

Consumer Finance - 2.2%
Indiabulls Housing Finance Ltd*†	1,565,193	7,000,897
Mahindra & Mahindra Financial Services Ltd.	810,407	3,560,745
Manappuram Finance Ltd.	2,618,210	467,026
Muthoot Finance Ltd.	306,786	531,745
Shriram Transport Finance Co., Ltd.	433,743	5,170,976

Total Consumer Finance		16,731,389

Diversified Consumer Services - 0.0%
Educomp Solutions Ltd.	232,496	138,304

Diversified Financial Services - 2.3%
Bajaj Holdings and Investment Ltd.	299,181	4,050,083
Kotak Mahindra Bank Ltd.	493,397	5,996,320
L&T Finance Holdings Ltd.*	664,466	879,991
Multi Commodity Exchange of India Ltd.	9,206	118,884
Rural Electrification Corp., Ltd.	1,725,813	5,830,155
SREI Infrastructure Finance Ltd.	1,497,336	559,375

Total Diversified Financial Services		17,434,808

Diversified Telecommunication Services - 0.0%
Tulip Telecom Ltd.*	582,785	71,101

Electric Utilities - 1.4%
CESC Ltd.	283,291	1,614,413
Power Grid Corp. of India Ltd.	2,750,573	5,151,683
Reliance Infrastructure Ltd.	652,676	3,835,330

Total Electric Utilities		10,601,426

Electrical Equipment - 1.4%
Bharat Heavy Electricals Ltd.	3,163,603	9,276,531
Crompton Greaves Ltd.	704,053	1,035,494
Havells India Ltd.	23,282	288,062

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    77

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2013

Investments	Shares	Value
Sterlite Technologies Ltd.	22,275	$7,328

Total Electrical Equipment		10,607,415

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	552,672	670,554

Energy Equipment & Services - 0.1%
Aban Offshore Ltd.	106,036	448,054
BGR Energy Systems Ltd.	84,911	184,897

Total Energy Equipment & Services		632,951

Food Products - 0.5%
GlaxoSmithKline Consumer Healthcare Ltd.	9,643	838,653
McLeod Russel India Ltd.	143,131	695,604
Nestle India Ltd.	21,452	1,752,259
Tata Global Beverages Ltd.	350,765	793,316

Total Food Products		4,079,832

Gas Utilities - 1.0%
GAIL India Ltd.	1,128,172	5,947,939
Gujarat State Petronet Ltd.	605,628	587,029
Indraprastha Gas Ltd.	173,766	782,349

Total Gas Utilities		7,317,317

Health Care Equipment & Supplies - 0.0%
Opto Circuits India Ltd.	670,354	227,870

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	77,159	1,367,827

Hotels, Restaurants & Leisure - 0.0%
Jubilant Foodworks Ltd.*	7,110	125,055

Household Durables - 0.0%
TTK Prestige Ltd.*	1,175	62,489

Household Products - 1.3%
Hindustan Unilever Ltd.	1,044,832	10,288,320

Independent Power Producers & Energy Traders - 1.8%
GVK Power & Infrastructure Ltd.*	3,181,935	390,881
Jaiprakash Power Ventures Ltd.*	773,238	247,228
JSW Energy Ltd.*	991,886	726,076
NHPC Ltd.	9,911,810	3,077,373
NTPC Ltd.	3,652,461	8,835,360
PTC India Ltd.	738,414	611,358

Total Independent Power Producers & Energy Traders		13,888,276

Industrial Conglomerates - 0.6%
Aditya Birla Nuvo Ltd.	105,567	1,893,278
Jaiprakash Associates Ltd.	1,714,104	1,546,083
Max India Ltd.	128,588	432,774
Siemens Ltd.	103,878	964,400

Total Industrial Conglomerates		4,836,535

Insurance - 0.3%
Bajaj Finserv Ltd.	201,962	2,183,603

IT Services - 12.7%
Core Education & Technologies Ltd.	202,905	94,922
eClerx Services Ltd.	18,327	220,618
HCL Technologies Ltd.	455,957	5,954,104
Hexaware Technologies Ltd.	548,818	801,177
Infosys Ltd.	1,157,474	48,672,342
MindTree Ltd.	8,345	117,420
Mphasis Ltd.	440,620	2,757,907
Polaris Financial Technology Ltd.	288,355	554,631
Satyam Computer Services Ltd.*	2,964,971	6,097,088
Tata Consultancy Services Ltd.	860,474	21,982,812
Tech Mahindra Ltd.	107,343	1,914,381
Wipro Ltd.	1,554,796	9,131,238

Total IT Services		98,298,640

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	101,816	1,698,104

Machinery - 0.4%
Abg Shipyard Ltd.*	2,884	14,492
Ashok Leyland Ltd.	3,254,585	1,100,836
Cummins India Ltd.	179,650	1,377,946
Eicher Motors Ltd.	8,045	443,629
Thermax Ltd.	33,088	333,079

Total Machinery		3,269,982

Media - 0.7%
Eros International Media Ltd.	10,475	22,510
Sun TV Network Ltd.	303,947	1,941,578
Zee Entertainment Enterprises Ltd.	852,297	3,385,523

Total Media		5,349,611

Metals & Mining - 6.4%
Bhushan Steel Ltd.	351,897	2,750,926
Gujarat Mineral Development Corp., Ltd.	155,742	331,926
Hindalco Industries Ltd.	5,228,103	8,780,222
Hindustan Zinc Ltd.	917,413	1,578,552
Jindal Saw Ltd.	681,167	659,101
Jindal Steel & Power Ltd.	1,685,452	6,167,464
JSW Steel Ltd.	218,876	2,424,671
MOIL Ltd.	246,973	829,962
NMDC Ltd.	1,291,540	2,291,845
Sesa Goa Ltd.	2,803,985	6,738,057
Steel Authority of India Ltd.	2,636,135	2,251,306
Sterlite Industries India Ltd.	5,119,658	7,211,029
Tata Steel Ltd.	1,544,249	7,113,810
Welspun Corp., Ltd.	760,427	557,924

Total Metals & Mining		49,686,795

Oil, Gas & Consumable Fuels - 21.0%
Bharat Petroleum Corp., Ltd.	414,477	2,559,400
Cairn India Ltd.	2,457,724	11,993,941
Coal India Ltd.	1,677,303	8,539,639
Great Eastern Shipping Co., Ltd. (The)	315,580	1,132,211
Hindustan Oil Exploration Co., Ltd.*	340,296	179,811
Hindustan Petroleum Corp., Ltd.	245,802	1,046,908
Indian Oil Corp., Ltd.	1,788,571	7,065,495
Mangalore Refinery & Petrochemicals Ltd.	1,150,523	696,993
Oil & Natural Gas Corp., Ltd.	10,290,596	57,336,413
Petronet LNG Ltd.	643,754	1,351,965
Reliance Industries Ltd.	4,855,938	70,487,709

Total Oil, Gas & Consumable Fuels		162,390,485

Personal Products - 0.7%
Colgate-Palmolive India Ltd.	35,643	813,866
Dabur India Ltd.	583,013	1,524,614
Godrej Consumer Products Ltd.	200,555	2,763,727
Marico Ltd.	100,339	350,617

Total Personal Products		5,452,824

Pharmaceuticals - 3.9%
Cadila Healthcare Ltd.	101,526	1,323,725

See Notes to Schedule of Investments.

78    WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2013

Investments	Shares	Value
Cipla Ltd.	634,469	$4,184,773
Dr. Reddy’s Laboratories Ltd.*	146,709	5,477,918
Glenmark Pharmaceuticals Ltd.	291,495	2,689,308
Ipca Laboratories Ltd.	44,840	494,391
Lupin Ltd.	270,529	3,557,508
Strides Arcolab Ltd. Class Preference	41,384	607,789
Sun Pharmaceutical Industries Ltd.	660,412	11,241,729
Torrent Pharmaceuticals Ltd.	2,195	30,372
Wockhardt Ltd.*	24,572	413,847

Total Pharmaceuticals		30,021,360

Real Estate Management & Development - 0.7%
Anant Raj Industries Ltd.	302,895	268,872
DLF Ltd.	620,460	1,892,442
Housing Development & Infrastructure Ltd.*	2,463,768	1,546,463
Sobha Developers Ltd.	26,397	155,939
Unitech Ltd.*	3,419,146	1,214,034

Total Real Estate Management & Development		5,077,750

Road & Rail - 0.3%
Container Corp. of India	127,876	2,320,920

Software - 0.4%
Financial Technologies India Ltd.	50,507	662,349
KPIT Cummins Infosystems Ltd.	153,213	314,548
NIIT Technologies Ltd.	88,382	403,650
Oracle Financial Services Software Ltd.*	44,392	2,016,222

Total Software		3,396,769

Textiles, Apparel & Luxury Goods - 0.4%
Arvind Ltd.	1,183,254	1,556,101
Bata India Ltd.	9,045	127,117
Gitanjali Gems Ltd.	207,446	816,519
Raymond Ltd.	6,873	28,660
Titan Industries Ltd.	169,451	637,312

Total Textiles, Apparel & Luxury Goods		3,165,709

Thrifts & Mortgage Finance - 5.0%
Dewan Housing Finance Corp., Ltd.	354,175	952,115
Housing Development Finance Corp.	2,560,026	37,869,430

Total Thrifts & Mortgage Finance		38,821,545

Tobacco - 1.8%
ITC Ltd.	2,522,511	13,768,219

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	785,300	2,722,946

Transportation Infrastructure - 0.3%
Adani Port and Special Economic Zone	780,705	1,974,589

Wireless Telecommunication Services - 2.2%
Bharti Airtel Ltd.	2,085,454	10,238,641
Idea Cellular Ltd.*	1,012,056	2,409,860
Reliance Communications Ltd.	2,200,828	4,390,545

Total Wireless Telecommunication Services		17,039,046

TOTAL COMMON STOCKS (Cost: $761,188,215)		768,543,199

	Principal Amount
FOREIGN CORPORATE BOND - 0.0%

Chemicals - 0.0%
Coromandel International Ltd. 9.00%, 7/23/16 (Cost: $79,974)	4,115,040	INR	66,801

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $761,268,189)(a)			768,610,000
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.5%			3,487,351

NET ASSETS - 100.0%			$772,097,351

INR	-	Indian Rupee

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,000,897, which represents 0.9% of net assets.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Domestic and International Earnings Funds    79

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 12.3%
Adelaide Brighton Ltd.	87,391	$263,978
AGL Energy Ltd.	23,865	316,313
ALS Ltd./Queensland	40,665	356,594
Amalgamated Holdings Ltd.	49,146	372,033
Amcor Ltd.	45,332	420,756
AMP Ltd.	115,313	448,595
Arrium Ltd.	142,242	101,557
Aurizon Holdings Ltd.	52,563	200,152
Australia & New Zealand Banking Group Ltd.	178,469	4,668,876
Bank of Queensland Ltd.	31,722	252,910
Bendigo and Adelaide Bank Ltd.	39,728	366,196
BHP Billiton Ltd.	138,751	3,984,171
Boral Ltd.	37,464	144,372
Bradken Ltd.(a)	17,551	69,241
Brambles Ltd.	25,996	222,249
Brickworks Ltd.	31,434	365,419
Caltex Australia Ltd.	17,524	289,533
Coca-Cola Amatil Ltd.	41,593	483,897
Cochlear Ltd.	2,701	152,569
Commonwealth Bank of Australia	102,443	6,487,093
Computershare Ltd.	26,605	250,104
Crown Ltd.	13,095	145,157
CSL Ltd.	7,280	410,354
CSR Ltd.(a)	105,907	216,181
David Jones Ltd.(a)	60,878	142,098
Envestra Ltd.	319,120	290,646
Federation Centres Ltd.	159,414	345,829
Flight Centre Ltd.(a)	7,277	261,977
GUD Holdings Ltd.(a)	37,022	202,990
GWA Group Ltd.	100,187	220,095
Harvey Norman Holdings Ltd.(a)	86,508	201,922
Iluka Resources Ltd.(a)	28,510	260,705
Incitec Pivot Ltd.	57,684	151,011
Insurance Australia Group Ltd.	102,168	508,746
IOOF Holdings Ltd.	34,455	232,123
Iress Ltd.	29,823	204,739
JB Hi-Fi Ltd.(a)	22,623	348,101
Leighton Holdings Ltd.	13,215	186,889
Lend Lease Group	43,862	335,245
Macquarie Group Ltd.	15,042	576,495
Metcash Ltd.	72,223	232,705
Mineral Resources Ltd.	44,900	339,069
Monadelphous Group Ltd.(a)	9,198	135,889
Myer Holdings Ltd.(a)	73,548	160,227
National Australia Bank Ltd.	172,956	4,698,799
Navitas Ltd.(a)	49,635	262,151
New Hope Corp., Ltd.(a)	79,317	259,192
Newcrest Mining Ltd.	41,579	375,646
Orica Ltd.	16,393	309,860
Origin Energy Ltd.	45,039	518,217
OZ Minerals Ltd.	22,610	84,854
Perpetual Ltd.	6,860	222,287
Platinum Asset Management Ltd.	64,971	325,308
QBE Insurance Group Ltd.	37,077	512,131
Ramsay Health Care Ltd.	9,205	301,728
Rio Tinto Ltd.	14,604	700,070
Santos Ltd.	28,248	323,986
Seven West Media Ltd.	147,530	256,579
Sonic Healthcare Ltd.	20,484	277,688
Suncorp Group Ltd.	65,119	710,512
Sydney Airport Ltd.	130,742	404,500
TABCORP Holdings Ltd.	84,061	234,683
Tatts Group Ltd.	134,038	388,933
Telstra Corp., Ltd.	925,277	4,039,963
Toll Holdings Ltd.	50,572	246,269
Transfield Services Ltd.	131,841	92,924
UGL Ltd.(a)	14,125	89,471
Wesfarmers Ltd.	71,901	2,614,587
Westpac Banking Corp.	218,827	5,784,761
Woodside Petroleum Ltd.	39,786	1,274,998
Woolworths Ltd.	69,705	2,093,425
WorleyParsons Ltd.	8,993	160,437
Wotif.com Holdings Ltd.(a)	24,256	100,578

Total Australia		53,990,338

Austria - 0.5%
Andritz AG	4,348	222,820
Oesterreichische Post AG	5,861	228,553
OMV AG	10,624	479,193
Raiffeisen Bank International AG*(a)	11,209	326,368
Strabag SE	6,414	132,562
Telekom Austria AG	36,388	230,062
Verbund AG(a)	13,809	261,885
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,097	236,425
Voestalpine AG	2,062	72,716

Total Austria		2,190,584

Belgium - 1.4%
Ageas	7,347	257,611
Anheuser-Busch InBev N.V.	31,583	2,807,624
Belgacom S.A.	43,204	967,895
Colruyt S.A.	4,804	252,308
Delhaize Group S.A.	1,954	120,620
Elia System Operator S.A./N.V.	6,269	262,146
EVS Broadcast Equipment S.A.	2,201	152,604
Mobistar S.A.	7,745	161,077
NV Bekaert S.A.(a)	7,438	236,293
Solvay S.A.(a)	2,059	269,512
Tessenderlo Chemie N.V.	3,816	96,228
UCB S.A.	6,404	344,499
Umicore S.A.	6,446	267,536

Total Belgium		6,195,953

Denmark - 0.8%
Carlsberg A/S Class B	1,447	129,364
Chr Hansen Holding A/S	7,022	240,098
Coloplast A/S Class B	5,210	291,727
D/S Norden	4,615	156,510
FLSmidth & Co. A/S(a)	1,937	88,071
H. Lundbeck A/S	8,154	145,228
Novo Nordisk A/S Class B	10,649	1,657,251
Novozymes A/S Class B	5,317	169,940
Pandora A/S	2,902	98,214
TDC A/S	45,127	365,222
Tryg A/S	4,224	347,672

Total Denmark		3,689,297

Finland - 1.1%
Elisa Oyj	11,272	219,925
Fortum Oyj	51,199	958,334
Kone Oyj Class B	5,836	463,120
Konecranes Oyj	5,936	169,055

See Notes to Schedule of Investments.

80    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2013

Investments	Shares	Value
Metso Oyj(a)	6,478	$219,941
Neste Oil Oyj	16,958	247,762
Nokian Renkaat Oyj	3,478	141,549
Orion Oyj Class B	10,637	249,153
Pohjola Bank PLC Class A	17,928	263,099
Sampo Class A	18,839	733,167
Sanoma Oyj	30,335	234,417
Stora Enso Oyj Class R	38,786	259,642
UPM-Kymmene Oyj	36,825	360,438
Wartsila Oyj Abp	771	33,503
YIT Oyj	7,142	122,450

Total Finland		4,675,555

France - 10.4%
Accor S.A.	7,930	278,671
Aeroports de Paris	2,888	280,459
Air Liquide S.A.	6,932	854,831
Alstom S.A.*	8,159	266,834
Arkema S.A.	1,739	159,429
AXA S.A.	90,094	1,767,755
BNP Paribas S.A.	35,656	1,945,433
Bourbon S.A.	3,576	92,663
Bouygues S.A.(a)	17,251	439,729
Bureau Veritas S.A.	8,464	218,883
Cap Gemini S.A.	4,795	232,794
Carrefour S.A.	26,626	731,305
Casino Guichard Perrachon S.A.(a)	4,041	378,036
Christian Dior S.A.	1,413	227,749
Cie Generale des Etablissements Michelin	4,781	426,942
Cie Generale d’Optique Essilor International S.A.	219	23,269
CNP Assurances	30,221	433,092
Compagnie de Saint-Gobain	18,017	728,343
Danone	14,689	1,100,930
Edenred	7,025	214,589
EDF S.A.	101,621	2,355,860
Eiffage S.A.	2,831	132,604
Euler Hermes S.A.	475	47,820
Eutelsat Communications S.A.	6,201	175,797
France Telecom S.A.	229,034	2,163,754
GDF Suez	190,424	3,723,976
Groupe Fnac S.A.*	445	9,428
Hermes International	509	164,083
Imerys S.A.	2,812	172,067
Klepierre	9,590	377,457
Lafarge S.A.	2,168	133,126
Lagardere SCA	6,993	194,523
Legrand S.A.	1,423	65,923
L’Oreal S.A.	9,455	1,551,622
LVMH Moet Hennessy Louis Vuitton S.A.	10,811	1,749,557
Metropole Television S.A.	20,736	333,552
Natixis	107,611	449,848
Neopost S.A.(a)	2,766	183,365
Nexity S.A.	4,300	159,241
Pernod-Ricard S.A.(a)	4,767	527,870
Kering	1,857	376,918
Publicis Groupe S.A.	4,961	352,736
Rallye S.A.	6,772	243,347
Renault S.A.	8,473	569,404
Rexel S.A.	8,741	196,335
Safran S.A.	7,291	380,273
Sanofi	37,956	3,928,218
Schneider Electric S.A.	16,615	1,203,600
SCOR SE	11,805	361,752
Societe BIC S.A.	2,857	285,952
Societe Generale S.A.	10,007	343,400
Societe Television Francaise 1	27,419	327,644
Sodexo	3,785	314,875
Suez Environnement Co.	29,844	384,979
Technip S.A.	2,431	246,506
Thales S.A.	7,190	335,285
Total S.A.(a)	118,909	5,796,914
Unibail-Rodamco SE	3,306	769,217
Valeo S.A.(a)	5,284	331,641
Vallourec S.A.	5,777	291,921
Veolia Environnement S.A.	26,523	301,354
Vinci S.A.	23,609	1,183,181
Vivendi S.A.	84,406	1,596,354

Total France		45,595,015

Germany - 7.9%
Adidas AG	3,474	375,433
Allianz SE	14,484	2,113,333
Axel Springer AG(a)	653	27,819
BASF SE	25,988	2,318,354
Bayer AG	15,823	1,685,096
Bayerische Motoren Werke AG	19,425	1,696,266
Beiersdorf AG	4,042	352,017
Bilfinger SE	3,562	327,577
Brenntag AG	1,342	203,571
Celesio AG	7,223	156,793
Continental AG	4,182	557,730
Daimler AG	40,805	2,465,581
Deutsche Bank AG	12,449	520,326
Deutsche Boerse AG	6,605	434,169
Deutsche Post AG	34,319	851,819
Deutsche Telekom AG	291,052	3,391,294
E.ON SE	139,690	2,289,673
Fielmann AG	3,318	346,326
Fraport AG Frankfurt Airport Services Worldwide(a)	2,908	175,693
Freenet AG*	16,026	349,551
Fresenius Medical Care AG & Co. KGaA	3,992	282,956
Fresenius SE & Co. KGaA	2,141	263,576
GEA Group AG(a)	5,510	195,026
Hannover Rueckversicherung AG	4,769	342,928
Henkel AG & Co. KGaA	4,359	341,379
Hugo Boss AG	3,237	355,964
Infineon Technologies AG	17,588	147,001
K+S AG	7,418	273,889
Kabel Deutschland Holding AG	3,300	361,948
Linde AG	3,094	576,515
MAN SE	2,890	315,176
Merck KGaA	3,414	519,431
Metro AG	5,382	170,138
MLP AG	44,853	272,621
Muenchener Rueckversicherungs AG	6,982	1,283,282
Rheinmetall AG	3,617	168,339
RWE AG	40,728	1,298,095
SAP AG	13,691	1,001,216
Siemens AG	26,943	2,719,446
SMA Solar Technology AG	5,057	150,727
Suedzucker AG	10,659	329,682
Symrise AG	4,967	200,857
Talanx AG(a)	10,703	337,442

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    81

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2013

Investments	Shares	Value
Telefonica Deutschland Holding AG	73,556	$531,601
United Internet AG Registered Shares	212	5,976
Volkswagen AG	5,932	1,154,678
Wacker Chemie AG(a)	3,082	231,635
Wincor Nixdorf AG	1,950	105,596

Total Germany		34,575,541

Hong Kong - 6.0%
AIA Group Ltd.	118,765	502,998
Bank of East Asia Ltd.(a)	65,000	234,227
BOC Hong Kong Holdings Ltd.	446,500	1,372,943
Cheung Kong Holdings Ltd.	62,000	840,911
China Merchants Holdings International Co., Ltd.	113,431	353,176
China Mobile Ltd.	788,981	8,239,373
China Overseas Land & Investment Ltd.	165,175	433,363
China Resources Enterprise Ltd.	37,812	118,949
China Resources Power Holdings Co., Ltd.	92,000	219,196
China Unicom Hong Kong Ltd.	261,588	347,374
Citic Pacific Ltd.(a)	165,000	176,990
CLP Holdings Ltd.	79,500	643,167
CNOOC Ltd.	1,426,700	2,420,645
Fosun International Ltd.	231,000	169,460
Hang Lung Group Ltd.(a)	24,000	129,030
Hang Lung Properties Ltd.	44,000	153,448
Hang Seng Bank Ltd.	80,100	1,184,509
Henderson Land Development Co., Ltd.	49,500	295,481
HKT Trust and HKT Ltd.	382,000	366,420
Hong Kong & China Gas Co., Ltd.	169,054	413,244
Hong Kong Exchanges and Clearing Ltd.	14,600	220,421
Hutchison Whampoa Ltd.	89,000	935,743
Hysan Development Co., Ltd.	84,000	364,424
Lenovo Group Ltd.	199,003	180,367
MTR Corp., Ltd.	154,000	567,844
New World Development Co., Ltd.	214,000	296,320
PCCW Ltd.(a)	407,000	190,478
Power Assets Holdings Ltd.	72,500	625,326
Shanghai Industrial Holdings Ltd.	46,000	142,632
Shenzhen Investment Ltd.	444,000	168,868
Shougang Fushan Resources Group Ltd.(a)	660,698	256,397
Sino Land Co., Ltd.	196,400	276,507
Sino-Ocean Land Holdings Ltd.	255,000	138,409
Sinotruk Hong Kong Ltd.	137,000	67,119
SJM Holdings Ltd.	188,000	457,133
Sun Art Retail Group Ltd.	156,500	226,386
Sun Hung Kai Properties Ltd.	80,000	1,032,444
Swire Properties Ltd.	127,000	375,776
Television Broadcasts Ltd.	42,200	289,990
Wharf Holdings Ltd.	71,000	596,827
Wheelock & Co., Ltd.	69,000	346,052

Total Hong Kong		26,370,367

Ireland - 0.3%
CRH PLC	29,986	606,097
DCC PLC	6,444	251,182
Dragon Oil PLC	17,551	152,144
Kerry Group PLC Class A	3,714	204,692

Total Ireland		1,214,115

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	417,538	557,428
Clal Industries Ltd.	13,104	53,887
Clal Insurance Enterprise Holdings, Ltd.	20,305	330,036
Delek Automotive Systems Ltd.	20,453	199,510
Gazit-Globe Ltd.	17,867	233,132
Israel Chemicals Ltd.	82,618	815,434
Teva Pharmaceutical Industries Ltd.	21,963	848,270

Total Israel		3,037,697

Italy - 3.1%
A2A SpA(a)	199,229	148,000
ACEA SpA	20,792	173,375
Assicurazioni Generali SpA	17,492	305,130
Atlantia SpA	20,671	336,671
Banca Generali SpA	15,942	343,160
Enel Green Power SpA	73,535	152,457
Enel SpA(a)	459,684	1,440,023
ENI SpA	193,832	3,975,808
ERG SpA	35,548	331,766
Fiat Industrial SpA(a)	28,510	317,408
Gtech SpA	13,821	345,471
Hera SpA	97,440	184,540
Intesa Sanpaolo SpA	485,638	777,076
Iren SpA*	249,523	277,637
Luxottica Group SpA	3,135	158,274
MARR SpA	13,738	164,645
Mediobanca SpA	25,290	131,493
Mediolanum SpA	48,295	298,815
Parmalat SpA(a)	81,181	253,255
Pirelli & C SpA(a)	19,202	222,017
Saipem SpA	26,859	436,059
Snam SpA	209,830	954,616
Societa Iniziative Autostradali e Servizi SpA	40,167	328,146
Telecom Italia SpA	226,181	156,997
Telecom Italia SpA	334,550	185,687
Terna Rete Elettrica Nazionale SpA	110,095	456,797
Tod’s SpA(a)	1,548	218,521
UniCredit SpA	109,580	512,490
Unione di Banche Italiane SCPA	27,492	99,416

Total Italy		13,685,750

Japan - 12.7%
Aeon Co., Ltd.	21,200	277,872
Airport Facilities Co., Ltd.	7,200	42,547
Aisin Seiki Co., Ltd.	7,700	294,171
Ajinomoto Co., Inc.	18,000	263,835
ANA Holdings Inc.	173,000	358,766
Aozora Bank Ltd.	122,000	380,732
Asahi Glass Co., Ltd.(a)	49,000	318,659
Asahi Group Holdings Ltd.	9,600	237,838
Asahi Kasei Corp.	38,000	250,949
Astellas Pharma, Inc.	10,800	586,017
Azbil Corp.	4,900	105,019
Bank of Yokohama Ltd. (The)	72,000	371,108
Bridgestone Corp.(a)	10,400	353,873
Brother Industries Ltd.	11,700	131,564
Canon, Inc.(a)	48,600	1,582,735
Central Japan Railway Co.	3,200	390,759
Chiba Bank Ltd. (The)	56,000	381,094
Chubu Electric Power Co., Inc.	28,700	406,223
Chugai Pharmaceutical Co., Ltd.	700	14,488
Chugoku Electric Power Co., Inc. (The)	17,400	272,907
Coca-Cola West Co., Ltd.(a)	16,200	287,029
Dai Nippon Printing Co., Ltd.	6,000	54,784

See Notes to Schedule of Investments.

82    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2013

Investments	Shares	Value
Daihatsu Motor Co., Ltd.(a)	13,000	$246,036
Dai-ichi Life Insurance Co., Ltd. (The)	212	305,616
Daiichi Sankyo Co., Ltd.	12,200	203,385
Daikin Industries Ltd.	4,900	197,805
Dainippon Sumitomo Pharma Co., Ltd.	17,800	234,920
Daito Trust Construction Co., Ltd.	3,800	357,679
Daiwa House Industry Co., Ltd.	15,000	279,509
Daiwa Securities Group, Inc.	2,000	16,772
Denso Corp.	9,500	446,142
East Japan Railway Co.	4,800	372,558
Eisai Co., Ltd.	5,200	211,748
Electric Power Development Co., Ltd.	8,200	255,902
FANUC Corp.	3,300	477,717
Fast Retailing Co., Ltd.	1,200	404,087
Fuji Heavy Industries Ltd.	4,000	98,455
FUJIFILM Holdings Corp.	8,500	186,968
Higashi-Nippon Bank Ltd. (The)(a)	170,000	350,833
Hino Motors Ltd.	26,000	381,094
Hitachi Chemical Co., Ltd.	8,700	136,016
Hitachi Ltd.	31,000	198,792
Hokuriku Electric Power Co.	11,800	185,075
Honda Motor Co., Ltd.	35,300	1,309,513
Hoya Corp.	25,400	523,930
Ibiden Co., Ltd.	4,100	63,852
Idemitsu Kosan Co., Ltd.	2,800	215,070
Inpex Corp.	80	333,417
Isuzu Motors Ltd.	29,000	198,228
ITOCHU Corp.	48,300	556,737
Japan Airlines Co., Ltd.	6,800	349,122
Japan Tobacco, Inc.	32,544	1,148,303
JFE Holdings, Inc.	12,900	282,713
JGC Corp.	6,000	215,634
LIXIL Group Corp.	9,200	223,853
JSR Corp.	8,900	179,729
JX Holdings, Inc.	96,279	466,202
Kajima Corp.	49,000	162,289
Kao Corp.	4,700	159,687
Kawasaki Heavy Industries Ltd.	50,000	153,521
KDDI Corp.	14,202	737,729
Keikyu Corp.	19,000	162,964
Kikkoman Corp.	12,000	199,326
Kintetsu Corp.(a)	82,000	359,913
Kirin Holdings Co., Ltd.(a)	2,000	31,288
Kokuyo Co., Ltd.	5,000	34,681
Komatsu Ltd.	20,000	461,670
Konami Corp.	6,100	129,265
Konica Minolta Holdings, Inc.	17,500	131,952
Kubota Corp.	8,000	116,615
Kuraray Co., Ltd.	12,700	177,967
Kyocera Corp.	3,200	325,364
Kyowa Hakko Kirin Co., Ltd.(a)	22,000	248,492
Lawson, Inc.	100	7,621
Makita Corp.	6,000	323,753
Marubeni Corp.	42,000	280,324
Marui Group Co., Ltd.	17,600	175,229
Medipal Holdings Corp.	15,400	208,362
Mie Bank Ltd. (The)	143,000	296,552
Mitsubishi Chemical Holdings Corp.	24,400	114,465
Mitsubishi Corp.	39,500	675,598
Mitsubishi Electric Corp.	29,000	271,214
Mitsubishi Estate Co., Ltd.	14,000	372,215
Mitsubishi Heavy Industries Ltd.	52,000	288,438
Mitsubishi Tanabe Pharma Corp.	13,600	175,930
Mitsubishi UFJ Financial Group, Inc.	281,600	1,734,929
Mitsui & Co., Ltd.	48,300	605,847
Mitsui Chemicals, Inc.(a)	40,000	90,200
Mitsui Fudosan Co., Ltd.	4,000	117,461
Mizuho Financial Group, Inc.	694,600	1,440,455
Morinaga & Co., Ltd.	177,000	356,370
MS&AD Insurance Group Holdings	13,430	340,972
Murata Manufacturing Co., Ltd.	1,700	129,209
NEC Fielding Ltd.	24,600	299,653
Nidec Corp.(a)	2,000	139,327
Nikon Corp.	6,400	149,087
Nippon Electric Glass Co., Ltd.	10,000	48,623
Nippon Express Co., Ltd.	39,000	184,920
Nippon Steel & Sumitomo Metal Corp.	112,000	302,169
Nippon Telegraph & Telephone Corp.	37,600	1,945,578
Nippon Yusen K.K.	49,000	129,733
Nissan Chemical Industries Ltd.	13,700	184,257
Nissan Motor Co., Ltd.	105,100	1,063,326
Nisshin Seifun Group, Inc.	500	5,980
Nissin Foods Holdings Co., Ltd.	4,900	198,052
Nitto Denko Corp.	5,200	333,981
NKSJ Holdings, Inc.	16,400	390,457
Nomura Holdings, Inc.	27,800	204,578
Nomura Research Institute Ltd.	300	9,755
NSK Ltd.	14,000	133,749
NTT DoCoMo, Inc.	1,494	2,317,666
Odakyu Electric Railway Co., Ltd.	28,000	272,854
OJI Paper Co., Ltd.	44,000	177,178
Oracle Corp.	2,800	115,991
Oriental Land Co., Ltd.	1,900	293,411
Osaka Gas Co., Ltd.	49,000	206,684
Park24 Co., Ltd.	19,100	345,909
Resona Holdings, Inc.	81,400	395,794
Ricoh Co., Ltd.	29,000	344,491
Rohm Co., Ltd.	4,000	161,071
Ryosan Co., Ltd.	4,900	86,176
SAIBUGAS Co., Ltd.	49,000	117,894
Sankyo Co., Ltd.	4,400	207,520
Secom Co., Ltd.	1,600	86,978
Sega Sammy Holdings, Inc.	9,700	242,463
Sekisui House Ltd.	23,000	332,028
Seven & I Holdings Co., Ltd.	11,300	412,367
Shin-Etsu Chemical Co., Ltd.	5,100	337,827
Shionogi & Co., Ltd.	4,100	85,438
Shiseido Co., Ltd.	500	7,434
Shizuoka Bank Ltd. (The)	35,000	376,655
Showa Shell Sekiyu K.K.(a)	38,200	313,799
SMC Corp.	1,000	200,534
Softbank Corp.	8,000	466,301
Sony Corp.	16,500	345,165
Sony Financial Holdings, Inc.	10,178	160,557
Sumitomo Bakelite Co., Ltd.	48,000	179,272
Sumitomo Corp.	37,400	465,735
Sumitomo Electric Industries Ltd.	17,400	207,746
Sumitomo Metal Mining Co., Ltd.	17,000	189,279
Sumitomo Mitsui Financial Group, Inc.	34,700	1,589,420
Sumitomo Mitsui Trust Holdings, Inc.	45,070	210,071
Sumitomo Realty & Development Co., Ltd.	8,000	318,518
T&D Holdings, Inc.	20,800	279,330
Taisei Corp.	82,000	296,351
Takeda Pharmaceutical Co., Ltd.	25,700	1,159,068
TDK Corp.(a)	3,200	110,334

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    83

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2013

Investments	Shares	Value
Tokio Marine Holdings, Inc.	7,500	$237,454
Tokyo Electron Ltd.	4,700	237,520
Tokyo Gas Co., Ltd.	49,000	270,318
TOKYU Corp.	6,000	39,201
TonenGeneral Sekiyu K.K.	6,000	58,046
Toppan Printing Co., Ltd.	36,000	249,701
TORAY INDUSTRIES, Inc.	33,000	213,278
Toshiba Corp.	44,000	211,285
Toyota Motor Corp.	47,200	2,846,207
Toyota Tsusho Corp.	12,000	308,894
Trend Micro, Inc.	8,200	260,029
USS Co., Ltd.	2,240	283,904
West Japan Railway Co.	2,720	115,279
Yahoo! Japan Corp.	133	65,472
Yakult Honsha Co., Ltd.(a)	4,000	165,501
Yamato Holdings Co., Ltd.	17,700	372,585

Total Japan		55,647,456

Netherlands - 1.8%
Aegon N.V.	64,905	433,561
Akzo Nobel N.V.	6,257	352,288
ASML Holding NV	905	71,311
Delta Lloyd NV	17,827	356,739
European Aeronautic Defence and Space Co. N.V.	6,442	343,863
Fugro NV(a)	2,865	155,107
Heineken Holding N.V.	6,212	348,058
Heineken NV	9,284	590,719
Kas Bank NV	30,644	354,829
Koninklijke Ahold NV	22,350	332,205
Koninklijke Boskalis Westminster N.V.	4,906	178,653
Koninklijke DSM N.V.	5,188	337,586
Koninklijke Philips Electronics N.V.	23,715	645,649
Randstad Holding NV	6,697	274,210
Reed Elsevier NV	30,941	514,799
STMicroelectronics N.V.	21,648	194,301
Unilever NV	45,889	1,804,674
Wolters Kluwer NV	13,926	294,243
Ziggo NV	9,143	365,449

Total Netherlands		7,948,244

New Zealand - 0.3%
Auckland International Airport Ltd.	3,536	8,110
Fisher & Paykel Healthcare Corp., Ltd.	86,485	230,433
Fletcher Building Ltd.	18,421	119,930
Sky Network Television Ltd.	79,451	333,185
Telecom Corp. of New Zealand Ltd.	160,770	279,366
Vector Ltd.	162,319	335,962

Total New Zealand		1,306,986

Norway - 1.7%
Aker ASA Class A	8,157	227,101
Aker Solutions ASA	16,591	224,572
Atea ASA	34,806	349,140
DNB ASA	27,933	402,340
Fred Olsen Energy ASA	3,594	141,263
Gjensidige Forsikring ASA	34,469	504,386
Norsk Hydro ASA(a)	74,591	296,114
Orkla ASA	51,690	421,237
SpareBank 1 SMN	41,622	316,968
Statoil ASA	133,866	2,747,015
Telenor ASA	63,472	1,251,550
Yara International ASA(a)	16,934	671,697

Total Norway		7,553,383

Portugal - 0.4%
EDP-Energias de Portugal S.A.	202,712	652,150
Galp Energia, SGPS, S.A. Class B	9,401	139,001
Jeronimo Martins, SGPS, S.A.	12,089	254,408
Mota-Engil, SGPS, S.A.(a)	2,200	6,655
Portugal Telecom, SGPS, S.A.(a)	76,040	295,533
Sonae	284,499	270,328
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	5,390	25,993

Total Portugal		1,644,068

Singapore - 2.3%
Ascendas Hospitality Trust	524,000	344,981
Cityspring Infrastructure Trust	807,960	299,410
ComfortDelGro Corp., Ltd.	257,000	371,832
DBS Group Holdings Ltd.	63,000	769,928
Global Premium Hotels Ltd.	1,823,000	373,713
Hutchison Port Holdings Trust Class U	551,036	405,011
Jardine Cycle & Carriage Ltd.	11,000	368,690
Keppel Corp., Ltd.	37,100	304,218
Keppel Land Ltd.	99,000	261,492
K-Green Trust	110,414	90,974
M1 Ltd.	148,000	351,242
Oversea-Chinese Banking Corp., Ltd.	112,000	883,072
Saizen REIT	2,504,000	363,271
SATS Ltd.	43,000	111,543
SembCorp Industries Ltd.	49,000	191,240
SembCorp Marine Ltd.(a)	6,000	20,437
Singapore Airlines Ltd.	11,000	87,944
Singapore Exchange Ltd.	48,000	266,057
Singapore Post Ltd.	353,000	361,823
Singapore Press Holdings Ltd.	29,000	95,348
Singapore Technologies Engineering Ltd.	53,000	175,093
Singapore Telecommunications Ltd.	573,000	1,703,233
StarHub Ltd.	93,000	306,505
Tiong Seng Holdings Ltd.	1,688,000	332,729
United Overseas Bank Ltd.	48,000	751,620
Venture Corp., Ltd.	28,000	160,278
Wilmar International Ltd.	119,000	295,553
Yangzijiang Shipbuilding Holdings Ltd.(a)	435,000	284,672

Total Singapore		10,331,909

Spain - 4.2%
Abertis Infraestructuras, S.A.	22,244	387,446
Acciona S.A.	5,117	269,711
Acerinox S.A.(a)	15,464	143,761
ACS Actividades de Construccion y Servicios, S.A.(a)	15,150	400,747
Amadeus IT Holding S.A. Class A	10,747	343,021
Atresmedia Corp. de Medios de Comunicaion S.A.	3,081	24,269
Banco Bilbao Vizcaya Argentaria S.A.	281,779	2,360,611
Banco de Sabadell S.A.	77,267	128,055
Banco Santander S.A.	999,758	6,370,319
Bolsas y Mercados Espanoles S.A.(a)	9,878	241,583
CaixaBank	331,815	1,018,322
Duro Felguera S.A.	20,848	134,141
Enagas S.A.(a)	6,352	156,752
Ferrovial S.A.	66,106	1,055,194
Gas Natural SDG S.A.(a)	47,710	960,625
Iberdrola S.A.	212,243	1,118,985
Inditex S.A.	9,821	1,210,710

See Notes to Schedule of Investments.

84    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

June 30, 2013

Investments	Shares	Value
Indra Sistemas S.A.(a)	12,337	$159,416
Mapfre S.A.	74,589	242,580
Obrascon Huarte Lain S.A.	9,402	319,584
Red Electrica Corp. S.A.(a)	1,995	109,563
Repsol S.A.	32,680	688,586
Tecnicas Reunidas S.A.	3,057	140,250
Zardoya Otis S.A.	23,899	338,299

Total Spain		18,322,530

Sweden - 3.6%
Alfa Laval AB	13,441	272,825
Assa Abloy AB Class B	745	29,008
Atlas Copco AB Class A	12,892	309,433
Atlas Copco AB Class B	15,984	340,546
Axfood AB	8,253	343,108
Axis Communications AB(a)	4,801	117,936
BillerudKorsnas AB	24,057	225,976
Boliden AB	24,970	307,618
Electrolux AB Series B	12,895	323,643
Fabege AB	20,326	198,609
Getinge AB Class B	11,232	339,151
Hennes & Mauritz AB Class B	64,687	2,112,322
Hexagon AB Class B	12,426	330,098
Husqvarna AB Class B	26,242	137,597
Investment AB Latour Class B	16,747	340,426
NCC AB Class B	8,819	199,391
Nordea Bank AB	134,556	1,495,189
Peab AB	58,989	284,831
Ratos AB Class B(a)	15,763	121,560
Sandvik AB	32,949	391,515
Scania AB Class B	11,008	219,036
Securitas AB Class B	24,178	210,097
Skandinaviska Enskilda Banken AB Class A	64,201	609,721
Skanska AB Class B	24,045	396,508
SKF AB Class B	12,727	296,233
SSAB AB Class B	12,861	66,273
Svenska Cellulosa AB Class B	8,006	199,633
Svenska Handelsbanken AB Class A	15,910	634,566
Swedbank AB Class A	40,988	933,995
Swedish Match AB	7,415	261,579
Tele2 AB Class B	44,118	514,752
Telefonaktiebolaget LM Ericsson Class B	98,867	1,112,528
TeliaSonera AB	192,396	1,246,543
Trelleborg AB Class B	22,768	339,693
Volvo AB Class A	37,470	494,644
Volvo AB Class B	9,887	131,544

Total Sweden		15,888,127

Switzerland - 7.1%
ABB Ltd.*	59,001	1,278,984
Actelion Ltd.*	5,978	359,508
Adecco S.A.*	6,363	362,149
Baloise Holding AG	1,087	105,523
Cie Financiere Richemont S.A. Class A	4,030	355,870
Clariant AG*	24,189	341,558
Geberit AG	1,435	355,357
Givaudan S.A.*	280	360,746
Helvetia Holding AG	852	343,538
Holcim Ltd.*	4,883	339,846
Julius Baer Group Ltd.*	9,088	354,337
Kuehne + Nagel International AG	2,881	315,764
Logitech International S.A.*	52,010	357,856
Nestle S.A.	90,743	5,941,477
Novartis AG	76,995	5,460,408
Partners Group Holding AG	171	46,222
Psp Swiss Property AG*	4,005	346,255
Roche Holding AG	5,149	1,277,794
Roche Holding AG - Genusschein	17,897	4,445,167
Schindler Holding AG Participating Shares	2,503	348,142
Sulzer AG	1,249	199,465
Swatch Group AG (The)	3,642	342,586
Swiss Life Holding AG*	2,129	345,626
Swiss Re AG*	32,422	2,408,991
Swisscom AG	2,101	918,431
Swisslog Holding AG*	311,094	348,528
Syngenta AG	2,096	818,773
UBS AG*	27,475	466,943
Zurich Insurance Group AG*	8,235	2,132,405

Total Switzerland		31,078,249

United Kingdom - 20.5%
Abbey Protection PLC	201,887	344,477
Aberdeen Asset Management PLC	32,637	189,488
Admiral Group PLC	4,126	83,042
AMEC PLC	18,911	288,257
Amlin PLC	60,577	361,353
Anglo American PLC	46,174	886,607
Antofagasta PLC	20,872	251,670
ARM Holdings PLC	27,851	335,821
Ashmore Group PLC	40,008	208,558
Associated British Foods PLC	6,794	178,782
AstraZeneca PLC	63,495	2,999,835
Aviva PLC	140,237	722,321
Babcock International Group PLC	27,654	462,629
BAE Systems PLC	128,112	744,198
Balfour Beatty PLC	103,474	374,143
Barclays PLC	243,712	1,029,257
Berendsen PLC	25,933	292,831
BG Group PLC	53,569	908,760
BHP Billiton PLC	84,938	2,166,845
BP PLC	876,407	6,051,396
British American Tobacco PLC	72,309	3,693,174
British Land Co. PLC	11,060	95,029
British Sky Broadcasting Group PLC	64,201	771,200
BT Group PLC	225,120	1,055,731
Burberry Group PLC	13,113	268,694
Cable & Wireless Communications PLC	50,913	31,621
Capita PLC	20,703	303,326
Carillion PLC	34,424	144,311
Carnival PLC	4,533	157,442
Centrica PLC	183,253	1,001,140
Close Brothers Group PLC	24,487	364,524
Compass Group PLC	26,940	343,223
Croda International PLC	7,791	292,697
Daily Mail & General Trust PLC Class A	23,215	270,942
Darty PLC	200,101	176,026
De La Rue PLC	24,346	356,886
Diageo PLC	56,854	1,621,133
Direct Line Insurance Group PLC	108,323	382,804
Drax Group PLC	42,029	371,317
easyjet PLC	18,463	362,917
Electrocomponents PLC	36,360	134,228
Fidessa Group PLC	10,916	319,205
Fresnillo PLC	29,368	392,864
G4S PLC	53,368	186,493

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    85

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

June 30, 2013

Investments	Shares	Value
GKN PLC	56,496	$258,176
GlaxoSmithKline PLC	206,792	5,168,812
Halfords Group PLC	71,095	342,144
Hammerson PLC	32,762	242,140
Hays PLC	235,362	317,528
HSBC Holdings PLC	753,313	7,792,192
ICAP PLC	33,282	183,491
IG Group Holdings PLC	26,376	232,026
IMI PLC	3,702	69,624
Imperial Tobacco Group PLC	43,300	1,497,347
Inchcape PLC	29,646	225,270
Inmarsat PLC	2,920	29,828
Intercontinental Hotels Group PLC	2,496	68,445
Intertek Group PLC	4,232	187,618
Investec PLC	26,027	163,309
ITV PLC	168,117	357,231
J. Sainsbury PLC	88,083	474,665
John Wood Group PLC	23,336	286,512
Johnson Matthey PLC	6,179	246,288
Kazakhmys PLC	21,764	85,395
Kingfisher PLC	70,311	365,778
Ladbrokes PLC	69,050	209,352
Legal & General Group PLC	181,766	472,523
London Stock Exchange Group PLC	16,861	341,912
Man Group PLC	275,916	348,177
Marks & Spencer Group PLC	71,051	464,136
Marston’s PLC	9,779	20,839
Meggitt PLC	31,985	251,048
Melrose Industries PLC	91,396	345,581
Mondi PLC	17,664	219,150
Moneysupermarket.com Group PLC	113,963	331,176
N. Brown Group PLC	29,458	197,481
National Grid PLC	167,081	1,890,452
Next PLC	1,934	133,700
Old Mutual PLC	162,976	446,665
Pearson PLC	28,566	507,348
Premier Farnell PLC	30,808	94,388
Prudential PLC	60,037	978,875
Reckitt Benckiser Group PLC	23,995	1,691,557
Reed Elsevier PLC	18,743	212,354
Rexam PLC	28,828	208,779
Rio Tinto PLC	48,206	1,961,650
Royal Dutch Shell PLC Class A	176,912	5,634,772
Royal Dutch Shell PLC Class B	104,672	3,454,532
RSA Insurance Group PLC	143,142	258,353
SABMiller PLC	26,592	1,271,469
Sage Group PLC (The)	52,533	271,061
Segro PLC	79,330	335,933
Severn Trent PLC	12,575	317,367
Smith & Nephew PLC	16,986	189,356
Smiths Group PLC	15,193	301,405
SSE PLC	45,175	1,043,513
Standard Chartered PLC	78,444	1,697,788
Standard Life PLC	79,736	418,074
TalkTalk Telecom Group PLC	102,967	350,446
Tate & Lyle PLC	3,998	49,996
Tesco PLC	314,847	1,582,530
TUI Travel PLC	2,602	14,085
Tullow Oil PLC	7,846	119,119
Unilever PLC	31,576	1,274,867
United Utilities Group PLC	37,500	389,034
Vedanta Resources PLC	13,398	207,272
Vodafone Group PLC	2,543,377	7,246,391
Weir Group PLC (The)	8,969	292,607
WH Smith PLC(a)	20,074	218,604
Whitbread PLC	6,760	313,328
William Hill PLC	49,588	331,602
WM Morrison Supermarkets PLC	85,093	337,881

Total United Kingdom		89,819,544

TOTAL COMMON STOCKS (Cost: $414,048,576)		434,760,708

EXCHANGE-TRADED FUNDS - 0.4%

United States - 0.4%
WisdomTree International Dividend ex-Financials Fund(b) (Cost: $1,655,268)	38,127	1,528,511

RIGHTS - 0.0%

France - 0.0%
Bourbon S.A., expiring 8/30/13*	3,576	9,266

Hong Kong - 0.0%
New World Development Co., Ltd., expiring 8/29/13*†	2,675	0

Spain - 0.0%
Repsol S.A., expiring 8/04/13*	87,364	48,604

TOTAL RIGHTS (Cost: $51,220)		57,870

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $16,801,278)(d)	16,801,278	16,801,278

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $432,556,343)(e)		453,148,367
Liabilities in Excess of Cash and Other Assets - (3.3)%		(14,358,937)

NET ASSETS - 100.0%		$438,789,430

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $15,430,576 and the total market value of the collateral held by the Fund was $16,830,103. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $28,825.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

86    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 17.1%
Adelaide Brighton Ltd.	34,819	$105,176
AGL Energy Ltd.	21,751	288,294
ALS Ltd./Queensland	11,054	96,933
Amcor Ltd.	39,672	368,222
AMP Ltd.	105,697	411,187
Arrium Ltd.	122,944	87,779
Ausdrill Ltd.	78,475	61,776
Australia & New Zealand Banking Group Ltd.	120,731	3,158,409
Bank of Queensland Ltd.	10,925	87,102
Bendigo and Adelaide Bank Ltd.	11,889	109,588
BHP Billiton Ltd.	111,201	3,193,085
Bradken Ltd.(a)	29,161	115,045
Brickworks Ltd.	14,036	163,168
Cabcharge Australia Ltd.(a)	43,606	160,856
Coca-Cola Amatil Ltd.	32,070	373,106
Cochlear Ltd.	1,581	89,305
Commonwealth Bank of Australia	70,141	4,441,604
Crown Ltd.	20,453	226,719
David Jones Ltd.(a)	70,503	164,564
DuluxGroup Ltd.	22,500	86,707
Envestra Ltd.	118,713	108,121
Fairfax Media Ltd.(a)	216,149	97,937
Federation Centres	38,743	84,048
Fleetwood Corp., Ltd.	25,332	83,476
Flight Centre Ltd.(a)	4,238	152,571
GrainCorp Ltd. Class A	7,418	85,351
Grange Resources Ltd.	576,302	84,403
GUD Holdings Ltd.(a)	21,744	119,221
GWA Group Ltd.	58,241	127,946
Harvey Norman Holdings Ltd.(a)	58,212	135,875
Iluka Resources Ltd.(a)	13,036	119,206
Incitec Pivot Ltd.	45,076	118,005
Insurance Australia Group Ltd.	70,254	349,830
IOOF Holdings Ltd.	17,022	114,677
Iress Ltd.	19,094	131,083
JB Hi-Fi Ltd.(a)	5,818	89,522
Kingsgate Consolidated Ltd.	55,884	64,709
Leighton Holdings Ltd.	10,954	154,913
Lend Lease Group	11,198	85,588
Macquarie Group Ltd.	10,020	384,024
Metcash Ltd.	49,729	160,228
Monadelphous Group Ltd.	5,616	82,969
Mount Gibson Iron Ltd.	204,907	87,216
Myer Holdings Ltd.(a)	46,459	101,212
National Australia Bank Ltd.	116,614	3,168,122
New Hope Corp., Ltd.	24,523	80,136
Northern Star Resources Ltd.	124,606	66,724
NRW Holdings Ltd.	97,061	80,849
Orica Ltd.	13,700	258,957
Origin Energy Ltd.	38,676	445,004
OZ Minerals Ltd.	39,044	146,530
Platinum Asset Management Ltd.	16,796	84,097
Primary Health Care Ltd.	19,774	86,519
QBE Insurance Group Ltd.	25,014	345,509
Resolute Mining Ltd.	120,534	66,198
Rio Tinto Ltd.	10,766	516,089
SAI Global Ltd.	46,118	153,237
Seven West Media Ltd.	56,317	97,945
Sonic Healthcare Ltd.	12,948	175,527
Suncorp Group Ltd.	40,624	443,247
Super Retail Group Ltd.	9,064	99,312
Sydney Airport	93,429	289,058
TABCORP Holdings Ltd.	72,238	201,675
Tatts Group Ltd.	111,620	323,883
Telstra Corp., Ltd.	755,167	3,297,226
Toll Holdings Ltd.	33,811	164,648
Transfield Services Ltd.	190,388	134,189
UGL Ltd.(a)	22,375	141,728
Wesfarmers Ltd.	53,168	1,927,227
Westpac Banking Corp.	147,525	3,899,870
Woodside Petroleum Ltd.	30,601	980,652
Woolworths Ltd.	51,678	1,552,027
WorleyParsons Ltd.	9,151	163,255
Wotif.com Holdings Ltd.(a)	32,518	134,837

Total Australia		36,435,033

Austria - 0.4%
EVN AG(a)	6,677	83,753
Oesterreichische Post AG	2,700	105,288
OMV AG	8,086	364,717
Raiffeisen Bank International AG*(a)	4,717	137,343
Verbund AG	7,616	144,436

Total Austria		835,537

Belgium - 0.6%
Ageas	5,572	195,373
Belgacom S.A.	24,895	557,720
Cofinimmo	1,667	182,037
EVS Broadcast Equipment S.A.	1,203	83,409
Mobistar S.A.	5,733	119,233
Tessenderlo Chemie N.V.	4,804	121,143

Total Belgium		1,258,915

Denmark - 0.3%
TDC A/S	69,404	561,701
Tryg A/S	1,536	126,426

Total Denmark		688,127

Finland - 1.6%
Elisa Oyj	10,538	205,604
Fortum Oyj	39,944	747,665
Kemira Oyj	10,126	153,077
Kesko Oyj Class B	4,640	128,828
Metso Oyj	7,433	252,366
Neste Oil Oyj	6,002	87,691
Nokian Renkaat Oyj	3,212	130,723
Orion Oyj Class B	3,531	82,708
Pohjola Bank PLC Class A	7,854	115,260
Rautaruukki Oyj	17,596	100,958
Sampo Class A	14,724	573,021
Sanoma Oyj	10,736	82,963
Stora Enso Oyj Class R	21,063	141,000
Tikkurila Oyj	6,602	148,891
UPM-Kymmene Oyj	27,889	272,974
Uponor Oyj	9,627	143,907

Total Finland		3,367,636

France - 11.6%
AXA S.A.	58,870	1,155,101
BNP Paribas S.A.	23,724	1,294,409
Bourbon S.A.	3,171	82,168
Bouygues S.A.	16,246	414,111
Carrefour S.A.	22,755	624,985
Casino Guichard Perrachon S.A.	3,115	291,409

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    87

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2013

Investments	Shares	Value
Compagnie de Saint-Gobain	15,416	$623,196
Cie Generale des Etablissements Michelin	4,968	443,641
CNP Assurances	24,821	355,706
EDF S.A.	82,604	1,914,993
Eiffage S.A.	1,977	92,603
Euler Hermes S.A.	1,741	175,272
Eutelsat Communications S.A.	5,258	149,063
France Telecom S.A.	184,393	1,742,017
GDF Suez	149,666	2,926,903
Klepierre	6,909	271,934
Lagardere SCA	4,770	132,686
Metropole Television S.A.	11,908	191,548
Neopost S.A.	1,373	91,019
Nexity S.A.	2,805	103,877
Rallye S.A.	4,265	153,260
Rexel S.A.	9,164	205,836
Sanofi	30,251	3,130,797
SCOR SE	2,936	89,971
Societe Television Francaise 1	9,387	112,170
Suez Environnement Co.	27,123	349,879
Total S.A.(a)	95,787	4,669,697
Unibail-Rodamco SE	2,116	492,336
Veolia Environnement S.A.	28,016	318,317
Vinci S.A.	18,219	913,058
Vivendi S.A.	58,324	1,103,070

Total France		24,615,032

Germany - 8.2%
Allianz SE	9,922	1,447,700
Axel Springer AG(a)	3,524	150,131
BASF SE	22,206	1,980,967
Comdirect Bank AG(a)	14,738	147,740
Daimler AG	33,845	2,045,033
Deutsche Boerse AG	5,166	339,579
Deutsche Post AG	31,969	793,490
Deutsche Telekom AG	231,971	2,702,891
Drillisch AG	5,245	87,608
E.ON SE	110,338	1,808,561
Freenet AG*	8,339	181,886
Hannover Rueckversicherung AG	4,644	333,939
Hugo Boss AG	1,470	161,652
K+S AG	4,566	168,587
Metro AG	8,152	257,704
Muenchener Rueckversicherungs AG	5,138	944,358
RWE AG	28,361	903,930
Siemens AG	22,897	2,311,070
Talanx AG	5,557	175,200
Telefonica Deutschland Holding AG	56,868	410,994

Total Germany		17,353,020

Hong Kong - 6.0%
BOC Hong Kong Holdings Ltd.	322,000	990,118
China Mobile Ltd.	614,000	6,412,037
China Power International Development Ltd.	243,000	91,168
Citic Pacific Ltd.	94,000	100,831
CLP Holdings Ltd.	64,000	517,769
CNOOC Ltd.	1,047,000	1,776,418
Far East Horizon Ltd.	132,000	83,390
Hang Seng Bank Ltd.	55,318	818,036
HKT Trust and HKT Ltd.	218,000	209,109
Hopewell Holdings Ltd.	31,000	103,315
New World Development Co., Ltd.	133,000	184,161
PCCW Ltd.(a)	251,000	117,469
Power Assets Holdings Ltd.	61,518	530,605
Shanghai Industrial Holdings Ltd.	34,000	105,423
Shenzhen Investment Ltd.	460,000	174,953
Shougang Fushan Resources Group Ltd.(a)	482,952	187,419
Sino Land Co., Ltd.	112,000	157,682
Sino-Ocean Land Holdings Ltd.	158,000	85,759
Television Broadcasts Ltd.	18,200	125,067

Total Hong Kong		12,770,729

Ireland - 0.2%
CRH PLC	22,965	464,184

Israel - 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	262,893	350,972
Israel Chemicals Ltd.	64,238	634,024

Total Israel		984,996

Italy - 3.5%
ACEA SpA	19,206	160,150
Atlantia SpA	27,850	453,596
Banca Generali SpA	3,884	83,605
Enel SpA(a)	374,042	1,171,738
ENI SpA	161,803	3,318,842
ERG SpA	16,339	152,491
Hera SpA	59,335	112,373
GTECH SpA	3,359	83,962
MARR SpA	13,390	160,474
Mediolanum SpA	12,993	80,391
Pirelli & C SpA	8,372	96,798
Recordati SpA	7,959	88,195
Snam SpA	158,930	723,048
Societa Iniziative Autostradali e Servizi SpA	23,743	193,970
Telecom Italia SpA RSP	210,667	116,928
Terna Rete Elettrica Nazionale SpA	84,178	349,264
Unipol Gruppo Finanziario SpA	24,863	81,377

Total Italy		7,427,202

Japan - 4.4%
Aozora Bank Ltd.	38,000	118,589
Asahi Glass Co., Ltd.(a)	30,000	195,097
Asahi Holdings, Inc.	5,500	82,942
Canon, Inc.	35,400	1,152,856
Chubu Electric Power Co., Inc.	20,400	288,744
Chugoku Electric Power Co., Inc. (The)	8,100	127,043
Dai Nippon Printing Co., Ltd.	19,000	173,484
Daiichi Sankyo Co., Ltd.	20,000	333,417
Daito Trust Construction Co., Ltd.	1,600	150,602
Eisai Co., Ltd.	7,800	317,622
Hokuriku Electric Power Co.	5,900	92,537
ITOCHU Corp.	38,400	442,623
Japan Airlines Co., Ltd.	4,600	236,171
Mitsui & Co., Ltd.	45,000	564,454
Nippon Telegraph & Telephone Corp.	29,000	1,500,579
NTT DoCoMo, Inc.	1,202	1,864,682
Shiseido Co., Ltd.	8,100	120,438
Sumitomo Corp.	35,000	435,848
Takeda Pharmaceutical Co., Ltd.	22,100	996,708
TonenGeneral Sekiyu K.K.	14,000	135,441

Total Japan		9,329,877

Netherlands - 1.4%
Aegon N.V.	35,135	234,699
CSM	6,190	124,996

See Notes to Schedule of Investments.

88    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2013

Investments	Shares	Value
Delta Lloyd N.V.(a)	7,482	$149,723
Fugro N.V.	2,238	121,162
Koninklijke Ahold N.V.	28,242	419,783
Koninklijke Boskalis Westminster N.V.	2,217	80,733
Koninklijke Philips Electronics N.V.	23,470	638,979
Randstad Holding N.V.	4,546	186,137
Reed Elsevier N.V.	22,520	374,689
STMicroelectronics N.V.	25,797	231,540
Wolters Kluwer N.V.	8,741	184,689
Ziggo NV	6,119	244,579

Total Netherlands		2,991,709

New Zealand - 0.5%
Auckland International Airport Ltd.	56,762	130,197
Chorus Ltd.	42,332	78,136
Fisher & Paykel Healthcare Corp., Ltd.	33,252	88,598
Fletcher Building Ltd.	23,723	154,448
Sky Network Television Ltd.	35,191	147,576
SKYCITY Entertainment Group Ltd.	30,997	104,374
Telecom Corp. of New Zealand Ltd.	120,476	209,348
Vector Ltd.	55,670	115,224

Total New Zealand		1,027,901

Norway - 2.4%
Aker ASA Class A	4,616	128,515
Aker Solutions ASA	9,255	125,273
Austevoll Seafood ASA	25,267	144,831
Fred Olsen Energy ASA	3,803	149,478
Gjensidige Forsikring ASA	23,845	348,925
Orkla ASA	39,464	321,604
Statoil ASA	111,984	2,297,982
Telenor ASA	55,859	1,101,436
TGS Nopec Geophysical Co. ASA	2,609	75,415
Yara International ASA	9,053	359,093

Total Norway		5,052,552

Portugal - 0.5%
EDP-Energias de Portugal S.A.	192,283	618,599
Portucel S.A.	47,623	151,662
Portugal Telecom, SGPS, S.A.	64,626	251,172
Sonae	87,482	83,124
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	17,506	84,422

Total Portugal		1,188,979

Singapore - 2.0%
Hutchison Port Holdings Trust Class U	464,323	341,277
Keppel Corp., Ltd.	57,000	467,397
Keppel Land Ltd.	40,000	105,653
M1 Ltd.	40,000	94,930
SATS Ltd.	42,000	108,949
SIA Engineering Co., Ltd.	25,000	99,346
Singapore Exchange Ltd.	33,000	182,914
Singapore Post Ltd.	180,000	184,499
Singapore Press Holdings Ltd.	68,000	223,575
Singapore Technologies Engineering Ltd.	109,000	360,096
Singapore Telecommunications Ltd.	485,000	1,441,654
SMRT Corp., Ltd.	122,000	138,035
StarHub Ltd.	66,000	217,520
Venture Corp., Ltd.	20,000	114,484
Yangzijiang Shipbuilding Holdings Ltd.	135,000	88,347

Total Singapore		4,168,676

Spain - 5.1%
Abertis Infraestructuras, S.A.	28,888	503,171
Acciona S.A.	3,217	169,565
ACS Actividades de Construccion y Servicios, S.A.	11,750	310,810
Almirall S.A.	101	1,278
Banco Bilbao Vizcaya Argentaria S.A.	171,665	1,438,128
Banco Santander S.A.	639,392	4,074,117
Bolsas y Mercados Espanoles S.A.(a)	5,396	131,968
CaixaBank	197,694	606,712
Caja de Ahorros del Mediterraneo*(a)	6,353	11,066
Duro Felguera S.A.	22,188	142,763
Enagas S.A.(a)	9,147	225,726
Ferrovial S.A.	46,835	747,587
Gas Natural SDG S.A.(a)	34,926	703,223
Iberdrola S.A.	154,822	816,251
Indra Sistemas S.A.(a)	7,719	99,743
Mapfre S.A.	77,782	252,964
Red Electrica Corp. S.A.(a)	5,568	305,787
Tecnicas Reunidas S.A.	1,821	83,544
Zardoya Otis S.A.	8,992	127,285

Total Spain		10,751,688

Sweden - 3.7%
Atlas Copco AB Class B	5,392	114,879
Axfood AB	2,093	87,014
Bilia AB Class A	9,191	147,068
BillerudKorsnas AB	10,351	97,231
Boliden AB	11,356	139,900
Castellum AB	11,305	152,421
Electrolux AB Series B	9,074	227,742
Fabege AB	15,891	155,274
Hennes & Mauritz AB Class B	44,992	1,469,192
Intrum Justitia AB	4,829	98,376
Loomis AB Class B	4,796	91,487
Nordea Bank AB	87,989	977,735
Peab AB	30,153	145,595
Ratos AB Class B(a)	16,334	125,964
Sandvik AB	25,919	307,981
Scania AB Class B	10,424	207,416
Securitas AB Class B	12,758	110,862
Skanska AB Class B	14,527	239,554
Swedbank AB Class A	34,549	787,269
Tele2 AB Class B	31,623	368,965
Telefonaktiebolaget LM Ericsson Class B	68,148	766,854
TeliaSonera AB	176,299	1,142,249

Total Sweden		7,961,028

Switzerland - 4.2%
Allreal Holding AG*	614	86,180
Baloise Holding AG	2,107	204,542
Clariant, AG*	5,879	83,014
Logitech International S.A.*	12,714	87,479
Mobilezone Holding AG	13,977	133,396
Novartis AG	63,141	4,477,896
Panalpina Welttransport Holding AG	846	91,114
Swiss Re AG*	20,859	1,549,847
Swisscom AG	1,891	826,632
Zurich Insurance Group AG*	5,273	1,365,412

Total Switzerland		8,905,512

United Kingdom - 24.7%
Admiral Group PLC	6,996	140,806
African Barrick Gold PLC	43,652	63,559

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    89

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

June 30, 2013

Investments	Shares	Value
AMEC PLC	7,453	$113,605
Amlin PLC	14,722	87,819
Anglo American PLC	37,463	719,343
Ashmore Group PLC	15,606	81,353
AstraZeneca PLC	53,247	2,515,666
Aviva PLC	98,149	505,537
BAE Systems PLC	133,868	777,634
Balfour Beatty PLC	25,148	90,930
BBA Aviation PLC	20,392	86,631
Berendsen PLC	9,147	103,286
BHP Billiton PLC	63,035	1,608,080
BP PLC	708,775	4,893,934
British American Tobacco PLC	54,108	2,763,560
British Land Co. PLC	18,427	158,327
British Sky Broadcasting Group PLC	39,395	473,223
Britvic PLC	21,488	167,191
Cable & Wireless Communications PLC	148,694	92,352
Carillion PLC	35,606	149,266
Centrica PLC	173,443	947,546
Drax Group PLC	11,733	103,658
Electrocomponents PLC	32,298	119,233
Fresnillo PLC	8,693	116,289
G4S PLC	31,333	109,492
GlaxoSmithKline PLC	167,584	4,188,799
Greene King PLC	9,881	116,146
Halfords Group PLC	28,584	137,560
HSBC Holdings PLC	508,852	5,263,513
ICAP PLC	36,234	199,766
IG Group Holdings PLC	14,255	125,399
Imperial Tobacco Group PLC	31,730	1,097,248
Inmarsat PLC	13,798	140,946
Interserve PLC	21,659	166,222
Investec PLC	29,426	184,636
J. Sainsbury PLC	66,145	356,445
Kier Group PLC	8,045	139,711
Ladbrokes PLC	36,325	110,133
Laird PLC	50,540	136,061
Legal & General Group PLC	176,467	458,748
Man Group PLC	190,546	240,449
Marks & Spencer Group PLC	53,338	348,427
Marston’s PLC	38,571	82,193
Micro Focus International PLC	12,844	138,312
N. Brown Group PLC	12,224	81,947
National Grid PLC	148,673	1,682,173
Old Mutual PLC	125,571	344,150
Pearson PLC	19,102	339,262
Pennon Group PLC	8,638	84,438
Petropavlovsk PLC	38,374	52,382
Premier Farnell PLC	45,485	139,354
Reed Elsevier PLC	35,629	403,668
Rio Tinto PLC	37,649	1,532,053
Royal Dutch Shell PLC Class B	132,797	4,382,753
RSA Insurance Group PLC	159,245	287,417
Sage Group PLC (The)	42,965	221,691
Segro PLC	31,175	132,015
Severn Trent PLC	8,454	213,361
SSE PLC	36,538	844,004
Standard Chartered PLC	53,439	1,156,597
Standard Life PLC	62,228	326,276
TalkTalk Telecom Group PLC	26,535	90,311
Tate & Lyle PLC	7,082	88,562
Tesco PLC	253,338	1,273,364
TUI Travel PLC	29,565	160,038
Tullett Prebon PLC	30,965	149,817
Unilever PLC	32,751	1,322,307
United Utilities Group PLC	20,450	212,153
Vedanta Resources PLC	6,478	100,217
Vodafone Group PLC	2,027,635	5,776,979
WM Morrison Supermarkets PLC	73,211	290,701
WS Atkins PLC	8,946	136,770

Total United Kingdom		52,443,794

TOTAL COMMON STOCKS (Cost: $203,434,635)		210,022,127

EXCHANGE-TRADED FUNDS - 0.6%

United States - 0.6%
WisdomTree International LargeCap Dividend Fund(a)(b) (Cost: $1,252,458)	27,006	1,190,695

RIGHTS - 0.0%

Hong Kong - 0.0%
New World Development Co., Ltd., expiring 8/29/13*† (Cost: $0)	3,375	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.2%

United States - 4.2%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $8,953,329)(d)	8,953,329	8,953,329

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $213,640,422)(e)		220,166,151
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.7)%		(7,840,165)

NET ASSETS - 100.0%		$212,325,986

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $8,424,689 and the total market value of the collateral held by the Fund was $9,108,934. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $155,605.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

90    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 8.8%
Adelaide Brighton Ltd.	7,199	$21,746
AGL Energy Ltd.(a)	5,630	74,622
ALS Ltd./Queensland	4,060	35,602
Amcor Ltd.	11,067	102,720
AMP Ltd.	18,116	70,476
Australia & New Zealand Banking Group Ltd.	33,869	886,037
BHP Billiton Ltd.	27,876	800,446
Brambles Ltd.	13,662	116,802
Coca-Cola Amatil Ltd.*	9,069	105,510
Commonwealth Bank of Australia	19,536	1,237,096
Crown Ltd.	9,622	106,659
Iluka Resources Ltd.	4,667	42,677
Leighton Holdings Ltd.	3,584	50,685
Macquarie Group Ltd.	3,767	144,373
National Australia Bank Ltd.	31,609	858,741
New Hope Corp., Ltd.	11,010	35,978
Origin Energy Ltd.	6,811	78,367
QBE Insurance Group Ltd.	4,189	57,861
Rio Tinto Ltd.	3,602	172,669
Santos Ltd.	6,376	73,128
Seven West Media Ltd.	16,586	28,846
Sonic Healthcare Ltd.	5,372	72,825
Suncorp Group Ltd.	13,242	144,483
Tatts Group Ltd.	34,418	99,869
Telstra Corp., Ltd.	219,022	956,298
Wesfarmers Ltd.	14,756	534,874
Westpac Banking Corp.	40,052	1,058,787
Woodside Petroleum Ltd.	6,279	201,219
Woolworths Ltd.	13,195	396,281
WorleyParsons Ltd.	3,411	60,853

Total Australia		8,626,530

Austria - 0.5%
EVN AG(a)	4,001	50,187
Lenzing AG(a)	443	31,671
Oesterreichische Post AG	2,298	89,611
OMV AG	3,859	174,059
Raiffeisen Bank International AG*	1,936	56,370
Verbund AG	3,453	65,485
Voestalpine AG	1,135	40,026

Total Austria		507,409

Belgium - 0.1%
Elia System Operator S.A.	2,695	112,695

Brazil - 2.1%
Banco do Brasil S.A.	26,800	268,479
BM&F Bovespa S.A.	10,300	57,630
Cia Energetica de Minas Gerais	10,463	93,023
Cia. Hering	2,800	39,673
CPFL Energia S.A.	15,500	145,314
EDP - Energias do Brasil S.A.	17,600	90,269
Itau Unibanco Holding S.A.	12,500	165,229
Multiplus S.A.	2,500	36,849
Natura Cosmeticos S.A.	3,400	73,416
Porto Seguro S.A.	3,100	33,259
Souza Cruz S.A.	10,500	130,190
Telefonica Brasil S.A.	5,600	114,076
Tim Participacoes S.A.	25,300	92,654
Tractebel Energia S.A.	9,200	144,390
Transmissora Alianca de Energia Eletrica S.A.	6,300	60,945
Vale S.A.	42,900	565,125

Total Brazil		2,110,521

Canada - 5.4%
ARC Resources Ltd.(a)	1,817	47,417
Bank of Montreal	4,666	269,801
Bank of Nova Scotia(a)	7,426	395,744
Barrick Gold Corp.	8,600	135,324
Baytex Energy Corp.	2,500	89,815
BCE, Inc.(a)	6,349	259,509
Bell Aliant, Inc.	4,352	116,581
Canadian Imperial Bank of Commerce	2,421	171,291
CI Financial Corp.	3,576	102,607
Crescent Point Energy Corp.(a)	5,076	171,630
Emera, Inc.	1,839	57,578
Encana Corp.	2,424	40,877
First Capital Realty, Inc.(a)	3,474	58,781
Fortis, Inc.	2,600	79,335
Great-West Lifeco, Inc.	6,768	183,033
Husky Energy, Inc.	6,143	163,161
IGM Financial, Inc.	3,181	135,960
Manitoba Telecom Services, Inc.	1,200	40,540
Manulife Financial Corp.(a)	17,063	272,212
National Bank of Canada	1,000	71,131
Pembina Pipeline Corp.(a)	3,234	98,649
Pengrowth Energy Corp.(a)	18,500	90,663
Penn West Petroleum Ltd.(a)	6,585	69,286
Power Corp. of Canada	2,113	56,523
Power Financial Corp.	5,999	173,894
Rogers Communications, Inc. Class B	4,394	171,603
Royal Bank of Canada(a)	10,312	599,004
Shaw Communications, Inc. Class B	3,891	93,093
Sun Life Financial, Inc.	5,067	149,616
Teck Resources Ltd. Class B	5,000	106,498
Thomson Reuters Corp.	7,670	249,523
Toronto-Dominion Bank (The)	4,100	328,288
TransCanada Corp.(a)	5,172	221,990

Total Canada		5,270,957

Chile - 0.4%
Banco de Chile	963,492	139,626
Banco Santander Chile	2,022,412	124,916
Corpbanca	5,231,441	60,478
ENTEL Chile S.A.	4,757	79,899

Total Chile		404,919

China - 3.3%
Agricultural Bank of China Ltd. Class H	279,000	115,106
Bank of China Ltd. Class H	579,366	238,279
China BlueChemical Ltd. Class H	66,000	40,333
China CITIC Bank Corp., Ltd. Class H	72,000	33,232
China Coal Energy Co., Ltd. Class H	125,000	65,430
China Communications Construction Co., Ltd. Class H*	95,000	74,346
China Construction Bank Corp. Class H	2,113,405	1,495,883
China Merchants Bank Co., Ltd. Class H	39,000	65,165
China Petroleum & Chemical Corp. Class H	260,000	183,024
China Shenhua Energy Co., Ltd. Class H	41,500	105,939
Guangzhou R&F Properties Co., Ltd. Class H	40,800	59,020
Industrial & Commercial Bank of China, Ltd. Class H	809,215	510,171

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    91

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2013

Investments	Shares	Value
Jiangxi Copper Co., Ltd. Class H	35,000	$59,293
PetroChina Co., Ltd. Class H	58,000	61,691
Yanzhou Coal Mining Co., Ltd. Class H	122,000	87,454
Zhaojin Mining Industry Co., Ltd. Class H	46,500	29,915

Total China		3,224,281

Czech Republic - 0.2%
Komercni Banka AS	912	169,320

Denmark - 0.2%
TDC A/S	18,150	146,892

Finland - 0.7%
Elisa Oyj	4,919	95,973
Fortum Oyj	8,292	155,208
Kesko Oyj Class B	1,594	44,257
Nokian Renkaat Oyj	912	37,117
Sampo Class A	6,517	253,625
Stora Enso Oyj Class R	7,223	48,352
UPM-Kymmene Oyj	4,830	47,276
YIT Oyj	2,792	47,869

Total Finland		729,677

France - 6.3%
AXA S.A.	21,462	421,111
BNP Paribas S.A.	5,903	322,075
Carrefour S.A.	5,873	161,307
Casino Guichard Perrachon S.A.	1,484	138,828
Cie Generale des Etablissements Michelin	1,809	161,543
CNP Assurances	7,811	111,938
Compagnie de Saint-Gobain	5,120	206,978
EDF S.A.	17,301	401,086
Eiffage S.A.	527	24,685
Euler Hermes S.A.	833	83,861
Eutelsat Communications S.A.	1,752	49,669
France Telecom S.A.	21,477	202,900
GDF Suez	31,112	608,433
Imerys S.A.	552	33,777
Klepierre	3,676	144,685
Neopost S.A.	532	35,267
Rexel S.A.	1,899	42,654
Sanofi	9,028	934,344
Schneider Electric S.A.	4,077	295,340
Societe Television Francaise 1	2,118	25,309
Total S.A.(a)	23,399	1,140,721
Unibail-Rodamco SE	573	133,322
Vinci S.A.	5,484	274,834
Vivendi S.A.	12,824	242,538

Total France		6,197,205

Germany - 4.7%
Allianz SE	3,181	464,133
BASF SE	6,767	603,675
Bayerische Motoren Werke AG	4,172	364,315
Bilfinger Se	837	76,974
Daimler AG	8,292	501,032
Deutsche Boerse AG	1,713	112,601
Deutsche Post AG	12,466	309,414
Deutsche Telekom AG	53,282	620,834
E.ON SE	17,813	291,975
K+S AG	2,210	81,598
Metro AG	3,648	115,322
Muenchener Rueckversicherungs AG	1,739	319,626
RWE AG	554	17,657
Siemens AG	6,712	677,464
Telefonica Deutschland Holding AG	14,804	106,991

Total Germany		4,663,611

Hong Kong - 3.5%
BOC Hong Kong Holdings Ltd.	102,000	313,640
China Mobile Ltd.	155,032	1,619,008
Citic Pacific Ltd.	75,000	80,450
CLP Holdings Ltd.	20,500	165,848
CNOOC Ltd.	252,000	427,562
Far East Horizon Ltd.	58,000	36,641
Hang Seng Bank Ltd.	13,600	201,115
Hopewell Holdings Ltd.	21,500	71,654
Power Assets Holdings Ltd.	17,500	150,941
Shanghai Industrial Holdings Ltd.	21,000	65,115
Shougang Fushan Resources Group Ltd.	62,000	24,060
Sino Land Co., Ltd.	50,000	70,394
Sun Hung Kai Properties Ltd.	18,000	232,300

Total Hong Kong		3,458,728

Indonesia - 0.5%
PT Perusahaan Gas Negara Persero Tbk	183,000	106,020
PT Semen Indonesia Persero Tbk	24,000	41,350
PT Tambang Batubara Bukit Asam Persero Tbk	45,500	60,972
PT Telekomunikasi Indonesia Persero Tbk	145,087	164,457
PT United Tractors Tbk	43,500	79,768

Total Indonesia		452,567

Ireland - 0.1%
CRH PLC	5,020	101,467
Dragon Oil PLC	4,658	40,379

Total Ireland		141,846

Israel - 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	57,503	76,769
Israel Chemicals Ltd.	10,775	106,348

Total Israel		183,117

Italy - 2.0%
Atlantia SpA	7,091	115,492
Enel SpA(a)	88,520	277,301
ENI SpA	39,277	805,635
Hera SpA	27,700	52,461
Intesa Sanpaolo SpA	42,795	68,477
Mediolanum SpA	8,734	54,040
Pirelli & C SpA	4,017	46,445
Saipem SpA	4,999	81,159
Snam SpA	54,573	248,278
Societa Iniziative Autostradali e Servizi SpA	7,468	61,010
Terna Rete Elettrica Nazionale SpA	35,337	146,617

Total Italy		1,956,915

Japan - 2.8%
Aozora Bank Ltd.	11,000	34,328
Asahi Glass Co., Ltd.	9,000	58,529
Canon, Inc.	7,300	237,736
Chubu Electric Power Co., Inc.	2,700	38,216
Chugoku Electric Power Co., Inc. (The)	2,500	39,211
Dai Nippon Printing Co., Ltd.	5,000	45,654
Daito Trust Construction Co., Ltd.	500	47,063
Eisai Co., Ltd.	1,900	77,370
Hokuriku Electric Power Co.	1,400	21,958
Hoya Corp.	2,900	59,819
ITOCHU Corp.	13,500	155,610

See Notes to Schedule of Investments.

92    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2013

Investments	Shares	Value
Japan Airlines Co., Ltd.	900	$46,207
JX Holdings, Inc.	25,500	123,476
Marubeni Corp.	12,000	80,093
Mitsubishi Corp.	9,200	157,354
Mitsui & Co., Ltd.	6,200	77,769
Mizuho Financial Group, Inc.	123,800	256,735
Nippon Telegraph & Telephone Corp.	7,900	408,778
NTT DoCoMo, Inc.	266	412,650
Shiseido Co., Ltd.	2,700	40,146
Sumitomo Corp.	8,500	105,849
Takeda Pharmaceutical Co., Ltd.	3,800	171,380
TonenGeneral Sekiyu K.K.	5,000	48,372

Total Japan		2,744,303

Malaysia - 1.1%
Axiata Group Bhd	33,300	69,878
British American Tobacco Malaysia Bhd	5,700	107,523
DiGi.Com Bhd	87,900	132,427
Kuala Lumpur Kepong Bhd	5,700	39,185
Malayan Banking Bhd	109,500	360,437
Maxis Bhd	102,400	222,658
Petronas Chemicals Group Bhd	34,800	72,915
Sime Darby Bhd	18,800	57,004
Telekom Malaysia Bhd	26,600	45,463

Total Malaysia		1,107,490

Mexico - 0.0%
Alpek S.A. de C.V.	21,600	45,651

Netherlands - 1.3%
Aegon N.V.	9,754	65,156
Akzo Nobel N.V.	370	20,832
Delta Lloyd N.V.	7,330	146,682
Fugro N.V.	984	53,272
Koninklijke Ahold N.V.	3,031	45,052
Koninklijke DSM N.V.	370	24,076
Koninklijke Philips Electronics N.V.	7,769	211,514
Randstad Holding N.V.	2,090	85,576
Reed Elsevier N.V.	9,275	154,318
STMicroelectronics N.V.	15,789	141,714
Unilever N.V.	6,289	247,327
Ziggo N.V.	1,517	60,635

Total Netherlands		1,256,154

New Zealand - 0.2%
Auckland International Airport Ltd.	18,214	41,778
Fletcher Building Ltd.	8,308	54,089
Telecom Corp. of New Zealand Ltd.	40,935	71,132
Vector Ltd.	8,883	18,386

Total New Zealand		185,385

Norway - 1.1%
Aker Solutions ASA	3,607	48,823
Gjensidige Forsikring ASA	8,357	122,288
Statoil ASA	25,288	518,926
Telenor ASA	15,412	303,896
Yara International ASA	3,192	126,613

Total Norway		1,120,546

Philippines - 0.2%
Aboitiz Power Corp.	62,300	50,186
Philippine Long Distance Telephone Co.	2,200	149,722

Total Philippines		199,908

Poland - 0.8%
Bank Pekao S.A.	1,012	45,567
Jastrzebska Spolka Weglowa S.A.	2,086	40,156
KGHM Polska Miedz S.A.	6,391	232,131
PGE S.A.	39,380	182,044
Powszechna Kasa Oszczednosci Bank Polski S.A.*	7,720	82,499
Powszechny Zaklad Ubezpieczen S.A.	980	120,524
Synthos S.A.	37,731	51,647
Tauron Polska Energia S.A.	52,321	67,691

Total Poland		822,259

Portugal - 0.2%
EDP-Energias de Portugal S.A.	60,061	193,224
Portucel S.A.	12,163	38,735

Total Portugal		231,959

Russia - 3.2%
Gazprom Neft JSC ADR(a)	13,865	246,797
Gazprom OAO ADR	94,221	619,974
Lukoil OAO ADR	7,581	435,149
MegaFon OAO GDR	6,060	189,375
MMC Norilsk Nickel OJSC ADR	26,845	386,837
Mobile Telesystems OJSC ADR	9,461	179,191
Phosagro OAO Reg S GDR	4,151	50,227
Rosneft Oil Co. Reg S GDR	108,501	743,232
Tatneft ADR	3,464	125,847
Uralkali OJSC Reg S GDR	4,509	149,248

Total Russia		3,125,877

Singapore - 1.6%
DBS Group Holdings Ltd.	14,000	171,095
Hutchison Port Holdings Trust Class U	122,827	90,278
Jardine Cycle & Carriage Ltd.	2,000	67,035
Keppel Corp., Ltd.	15,800	129,559
Keppel Land Ltd.	22,000	58,109
Oversea-Chinese Banking Corp., Ltd.	4,000	31,538
SIA Engineering Co., Ltd.	20,000	79,477
Singapore Press Holdings Ltd.	36,000	118,363
Singapore Technologies Engineering Ltd.	40,000	132,145
Singapore Telecommunications Ltd.	146,000	433,983
StarHub Ltd.	27,000	88,985
United Overseas Bank Ltd.	3,000	46,976
Yangzijiang Shipbuilding Holdings Ltd.	114,000	74,604

Total Singapore		1,522,147

South Africa - 1.5%
Exxaro Resources Ltd.	4,945	72,517
FirstRand Ltd.	31,450	91,652
Foschini Group Ltd. (The)	4,590	45,659
Gold Fields Ltd.	9,416	48,155
Imperial Holdings Ltd.	1,679	35,494
Kumba Iron Ore Ltd.(a)	2,762	128,151
MTN Group Ltd.	14,594	270,499
Nedbank Group Ltd.	5,106	90,283
RMB Holdings Ltd.	10,584	42,007
Sanlam Ltd.	22,651	104,959
Sasol Ltd.	4,581	199,138
Spar Group Ltd. (The)	4,060	49,073
Truworths International Ltd.	5,638	49,382
Vodacom Group Ltd.(a)	19,941	210,956

Total South Africa		1,437,925

South Korea - 0.5%
Hanwha Life Insurance Co., Ltd.	6,130	35,318
Industrial Bank of Korea	5,930	56,857
KT Corp.	4,430	138,868

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    93

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2013

Investments	Shares	Value
KT&G Corp.	929	$60,358
SK Telecom Co., Ltd.	886	162,918

Total South Korea		454,319

Spain - 3.0%
Abertis Infraestructuras, S.A.	8,854	154,219
Acciona S.A.	655	34,524
ACS Actividades de Construccion y Servicios, S.A.	2,488	65,812
Banco Bilbao Vizcaya Argentaria S.A.	25,583	214,322
Banco de Sabadell S.A.	36,662	60,760
Banco Santander S.A.	174,234	1,110,195
CaixaBank	66,017	202,602
Ebro Foods S.A.	1,676	34,377
Enagas S.A.	2,004	49,454
Ferrovial S.A.	7,769	124,010
Gas Natural SDG S.A.(a)	8,574	172,635
Iberdrola S.A.	49,355	260,209
Indra Sistemas S.A.	2,406	31,090
Mapfre S.A.	35,383	115,073
Red Electrica Corp. S.A.(a)	1,563	85,838
Repsol YPF S.A.	9,321	196,399
Tecnicas Reunidas S.A.	472	21,655
Zardoya Otis S.A.	2,900	41,051

Total Spain		2,974,225

Sweden - 2.3%
Electrolux AB Series B	4,516	113,344
Hennes & Mauritz AB Class B	12,504	408,312
Nordea Bank AB	29,211	324,593
Sandvik AB	8,604	102,237
Skandinaviska Enskilda Banken AB Class A	18,008	171,023
Skanska AB Class B	7,481	123,363
SKF AB Class B	2,091	48,670
Svenska Handelsbanken AB Class A	4,810	191,846
Swedbank AB Class A	8,924	203,352
Swedish Match AB	1,253	44,202
Telefonaktiebolaget LM Ericsson Class B	22,379	251,826
TeliaSonera AB	42,905	277,983

Total Sweden		2,260,751

Switzerland - 4.8%
ABB Ltd.*	9,786	212,134
Adecco S.A.*	1,076	61,240
Clariant AG*	3,198	45,157
Kuehne + Nagel International AG	952	104,341
Nestle S.A.	16,494	1,079,959
Novartis AG	16,343	1,159,029
Roche Holding AG - Genusschein	4,622	1,147,989
Swiss Re AG*	4,764	353,971
Swisscom AG	565	246,984
Zurich Insurance Group AG*	1,263	327,047

Total Switzerland		4,737,851

Taiwan - 1.7%
Asia Cement Corp.	83,000	102,189
Chunghwa Telecom Co., Ltd.	87,800	298,809
Far Eastern New Century Corp.	92,000	99,456
Far EasTone Telecommunications Co., Ltd.	21,000	56,404
Formosa Plastics Corp.	24,000	58,056
HTC Corp.	25,000	199,359
Mega Financial Holding Co., Ltd.	90,750	68,885
Nan Ya Plastics Corp.	62,000	130,740
Pou Chen Corp.	42,000	39,869
Quanta Computer, Inc.	58,000	125,788
Siliconware Precision Industries Co.	42,000	52,831
Synnex Technology International Corp.	59,000	77,069
Taiwan Cement Corp.	67,000	82,490
Taiwan Mobile Co., Ltd.	29,800	117,824
United Microelectronics Corp.	233,000	112,726

Total Taiwan		1,622,495

Thailand - 1.2%
Advanced Info Service PCL	27,100	246,403
Bangkok Bank PCL NVDR	1,600	10,524
Banpu PCL	10,300	80,036
BEC World PCL NVDR	7,500	14,207
Charoen Pokphand Foods PCL	90,300	74,971
Electricity Generating PCL	3,000	13,058
Krung Thai Bank PCL NVDR	37,400	24,479
PTT Exploration & Production PCL	29,900	152,802
PTT Global Chemical PCL	52,210	116,153
PTT PCL	22,100	238,707
Ratchaburi Electricity Generating Holding PCL	15,300	25,405
Shin Corp. PCL NVDR	19,001	53,300
Thai Oil PCL NVDR	28,000	56,876
Thai Union Frozen Products PCL NVDR	40,800	76,627

Total Thailand		1,183,548

Turkey - 0.5%
Arcelik A.S.	5,456	36,054
Ford Otomotiv Sanayi A.S.	7,683	105,920
Tupras Turkiye Petrol Rafinerileri A.S.	4,611	112,560
Turk Telekomunikasyon A.S.	56,697	220,388

Total Turkey		474,922

United Kingdom - 13.9%
Anglo American PLC	12,490	239,826
AstraZeneca PLC	9,749	460,594
Aviva PLC	25,638	132,054
BAE Systems PLC	34,669	201,391
BHP Billiton PLC	15,615	398,353
BP PLC	171,986	1,187,525
British American Tobacco PLC	14,518	741,505
British Land Co. PLC	11,319	97,254
British Sky Broadcasting Group PLC	12,463	149,709
BT Group PLC	63,354	297,107
Carnival PLC	1,189	41,297
Centrica PLC	48,808	266,646
Drax Group PLC	4,081	36,055
GlaxoSmithKline PLC	42,877	1,071,720
HSBC Holdings PLC	123,136	1,273,706
ICAP PLC	10,357	57,100
IG Group Holdings PLC	10,001	87,977
Imperial Tobacco Group PLC	7,939	274,537
Inmarsat PLC	8,031	82,036
J. Sainsbury PLC	18,568	100,060
Legal & General Group PLC	79,068	205,547
Marks & Spencer Group PLC	20,885	136,430
National Grid PLC	36,221	409,826
Old Mutual PLC	40,762	111,715
Pearson PLC	6,897	122,495
Pennon Group PLC	7,092	69,325
Prudential PLC	18,616	303,525
Reckitt Benckiser Group PLC	5,544	390,831
Reed Elsevier PLC	15,025	170,230

See Notes to Schedule of Investments.

94    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2013

Investments	Shares	Value
Rexam PLC	13,042	$94,453
Rio Tinto PLC	9,248	376,329
Royal Dutch Shell PLC Class B	25,532	842,643
Segro PLC	18,949	80,242
Severn Trent PLC	3,189	80,484
SSE PLC	8,538	197,222
Standard Chartered PLC	14,223	307,833
Standard Life PLC	34,393	180,331
Tesco PLC	47,448	238,490
TUI Travel PLC	24,476	132,491
Unilever PLC	9,490	383,155
United Utilities Group PLC	9,948	103,203
Vedanta Resources PLC	2,860	44,245
Vodafone Group PLC	488,715	1,392,408
WM Morrison Supermarkets PLC	18,938	75,197

Total United Kingdom		13,645,102

United States - 17.7%
Abbott Laboratories	3,638	126,893
AGL Resources, Inc.	1,776	76,119
Altria Group, Inc.	16,904	591,471
Ameren Corp.	2,620	90,233
American Electric Power Co., Inc.	5,084	227,661
AT&T, Inc.	49,536	1,753,574
Bristol-Myers Squibb Co.	11,751	525,152
CA, Inc.	1,375	39,366
Cablevision Systems Corp. Class A	3,177	53,437
CenterPoint Energy, Inc.	2,397	56,306
CenturyLink, Inc.	8,765	309,843
Cincinnati Financial Corp.	2,119	97,262
Cliffs Natural Resources, Inc.(a)	4,369	70,996
ConocoPhillips	11,589	701,134
Consolidated Edison, Inc.	2,283	133,122
Diamond Offshore Drilling, Inc.(a)	1,626	111,853
Diebold, Inc.	868	29,243
Dominion Resources, Inc.	3,719	211,314
Dow Chemical Co. (The)	7,153	230,112
DTE Energy Co.	1,549	103,798
Duke Energy Corp.	5,348	360,990
Eli Lilly & Co.	8,442	414,671
Entergy Corp.	2,267	157,965
Exelon Corp.	984	30,386
First Niagara Financial Group, Inc.	4,755	47,883
FirstEnergy Corp.	5,279	197,118
Freeport-McMoRan Copper & Gold, Inc.	7,908	218,340
Frontier Communications Corp.(a)	9,544	38,653
Great Plains Energy, Inc.	3,087	69,581
Hancock Holding Co.	2,453	73,762
Hawaiian Electric Industries, Inc.	2,353	59,554
HCP, Inc.	4,432	201,390
Health Care REIT, Inc.	2,540	170,256
Hospitality Properties Trust	3,541	93,057
Integrys Energy Group, Inc.	1,631	95,462
Intel Corp.	29,552	715,749
Kimberly-Clark Corp.	502	48,764
Kimco Realty Corp.	5,264	112,808
Kinder Morgan, Inc.	5,308	202,500
Leggett & Platt, Inc.	3,145	97,778
Liberty Property Trust	2,552	94,322
Lockheed Martin Corp.	2,685	291,215
Lorillard, Inc.	3,384	147,813
Macerich Co. (The)	1,817	110,782
Merck & Co., Inc.	19,732	916,551
New York Community Bancorp, Inc.(a)	6,478	90,692
Newmont Mining Corp.	5,307	158,945
NextEra Energy, Inc.	1,280	104,294
Northeast Utilities	1,086	45,634
Nucor Corp.	2,944	127,534
NYSE Euronext	2,352	97,373
Old Republic International Corp.	3,619	46,577
Paychex, Inc.	4,756	173,689
Pepco Holdings, Inc.	3,105	62,597
Pfizer, Inc.	46,622	1,305,882
PG&E Corp.	3,023	138,242
Philip Morris International, Inc.	9,699	840,127
Piedmont Natural Gas Co., Inc.	1,267	42,749
Pinnacle West Capital Corp.	1,354	75,106
Plum Creek Timber Co., Inc.	2,552	119,102
PPL Corp.	5,202	157,413
Prudential Financial, Inc.	1,985	144,965
Public Service Enterprise Group, Inc.	3,930	128,354
R.R. Donnelley & Sons Co.(a)	3,081	43,165
Reynolds American, Inc.	6,229	301,297
Safeway, Inc.	1,088	25,742
SCANA Corp.	2,176	106,842
Senior Housing Properties Trust	4,460	115,648
Southern Co. (The)	6,370	281,108
Southern Copper Corp.	4,737	130,836
Spectra Energy Corp.	5,486	189,048
Sysco Corp.	4,322	147,640
TECO Energy, Inc.	5,844	100,458
Verizon Communications, Inc.	21,970	1,105,970
Vornado Realty Trust	1,182	97,929
Waste Management, Inc.	3,533	142,486
Williams Cos., Inc. (The)	3,104	100,787
Windstream Corp.	5,026	38,750
Xcel Energy, Inc.	2,712	76,858

Total United States		17,370,078

TOTAL COMMON STOCKS (Cost: $87,349,000)		96,880,085

EXCHANGE-TRADED FUNDS - 0.8%

United States - 0.8%
WisdomTree DEFA Equity Income Fund(a)(b)	13,839	553,698
WisdomTree Equity Income Fund(b)	3,568	184,466

TOTAL EXCHANGE-TRADED FUNDS (Cost: $780,540)		738,164

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 8/04/13* (Cost: $11,500)	19,615	10,912

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $4,647,136)(d)	4,647,136	4,647,136

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $92,788,176)(e)		102,276,297
Liabilities in Excess of Foreign Currency and Other Assets - (4.1)%		(3,991,832)

NET ASSETS - 100.0%		$98,284,465

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    95

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

June 30, 2013

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $4,426,984 and the total market value of the collateral held by the Fund was $4,647,275. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $139.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

96    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 1.9%
Austriamicrosystems AG	3,910	$288,451
CAT Oil AG	9,837	150,370
RHI AG(a)	8,140	283,036
Schoeller-Bleckmann Oilfield Equipment AG	1,371	139,520
Wienerberger AG(a)	12,768	147,244
Zumtobel AG	8,835	88,428

Total Austria		1,097,049

Belgium - 1.5%
Arseus N.V.	11,318	297,176
Barco N.V.	3,261	263,527
EVS Broadcast Equipment S.A.	4,361	302,365

Total Belgium		863,068

Denmark - 2.3%
Aktieselskabet Schouw & Co.	6,381	204,614
D/S Norden	6,901	234,036
NKT Holding A/S	7,512	272,561
Rockwool International A/S Class B	1,226	171,247
Royal UNIBREW A/S	5,067	445,051

Total Denmark		1,327,509

Finland - 3.0%
Citycon Oyj	94,862	294,702
Metsa Board Oyj Class B	44,320	146,328
Oriola-KD Oyj Class B	32,093	95,113
PKC Group Oyj	4,986	118,409
Raisio PLC Class V	30,069	137,189
Rautaruukki Oyj(a)	70,217	402,872
Stockmann Oyj Abp Class B(a)	14,298	210,942
Tikkurila Oyj	13,499	304,435

Total Finland		1,709,990

France - 3.0%
Akka Technologies	2,535	85,607
Alten Ltd.	13,660	465,738
Assystem*	5,522	111,471
Groupe Steria SCA	6,907	95,347
IPSOS	11,814	445,259
Medica S.A.*	9,234	165,639
Mersen	4,503	97,690
Nexans S.A.(a)	3,162	149,793
Saft Groupe S.A.	4,716	111,752

Total France		1,728,296

Germany - 9.4%
Aurelius AG	16,060	385,363
Bauer AG	3,909	94,509
BayWa AG	4,978	238,443
Bechtle AG	4,546	207,942
Bertrandt AG	2,130	228,471
Drillisch AG(a)	65,041	1,086,384
Gildemeister AG	10,547	234,913
Grammer AG	3,054	94,341
Jenoptik AG	12,946	159,814
Leoni AG	15,225	757,074
LPKF Laser & Electronics AG	5,668	87,895
NORMA Group	6,444	233,194
Pfeiffer Vacuum Technology AG	3,652	377,865
PNE Wind AG	24,408	85,250
PSI AG fuer Produkte und Systeme der Informationstechnologie(a)	4,409	85,679
QSC AG	50,099	181,037
SMA Solar Technology AG	9,786	291,677
TAG Immobilien AG	49,316	537,250

Total Germany		5,367,101

Ireland - 2.3%
FBD Holdings PLC	8,689	164,334
Grafton Group PLC	30,736	214,503
Greencore Group PLC	165,439	336,235
IFG Group PLC	49,235	88,317
Total Produce PLC	144,252	129,379
United Drug PLC	76,770	360,955

Total Ireland		1,293,723

Italy - 10.8%
Amplifon SpA	33,286	166,404
Ansaldo STS SpA	32,749	316,499
Astaldi SpA	27,807	191,207
ASTM SpA*	13,892	157,913
Banca Popolare di Sondrio SCARL	34,118	169,233
Brembo SpA	23,620	420,930
Brunello Cucinelli SpA	3,806	93,948
Danieli & C Officine Meccaniche SpA	6,633	154,591
Danieli & C Officine Meccaniche SpA RSP	8,742	131,587
ERG SpA	52,498	489,959
Geox SpA(a)	95,891	238,568
Impregilo SpA	109,137	460,199
Indesit Co. SpA	33,726	251,415
Interpump Group SpA	24,172	215,227
Intesa Sanpaolo SpA RSP	623,106	834,242
Iren SpA*	228,015	253,706
Italcementi SpA	28,949	184,760
Piaggio & C. SpA(a)	108,730	281,393
Reply SpA	2,267	97,390
Trevi Finanziaria Industriale SpA	14,287	113,840
Unipol Gruppo Finanziario SpA	288,484	944,214

Total Italy		6,167,225

Netherlands - 4.4%
BE Semiconductor Industries N.V.	20,011	206,218
BinckBank N.V.	60,841	511,358
Brunel International N.V.	6,222	261,474
CSM	36,246	731,921
Koninklijke BAM Groep N.V.(a)	55,177	262,430
Koninklijke Ten Cate N.V.	8,833	206,955
Unit 4 N.V.	6,405	207,264
USG People N.V.	15,959	103,722

Total Netherlands		2,491,342

Norway - 9.6%
Atea ASA	108,613	1,089,501
Austevoll Seafood ASA	84,925	486,792
Borregaard ASA	43,268	187,781
Cermaq ASA(a)	9,708	168,529
Copeinca ASA	43,490	477,204
Ekornes ASA	26,394	419,292
Kvaerner ASA(a)	343,384	546,058
Leroey Seafood Group ASA	28,694	794,177
Sparebank 1 Nord-Norge	28,941	165,890
SpareBank 1 SMN	51,236	390,183
Tomra Systems ASA	30,218	254,866
Veidekke ASA(a)	62,063	472,635

Total Norway		5,452,908

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    97

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2013

Investments	Shares	Value
Portugal - 0.2%
Altri, SGPS, S.A.	42,810	$104,059

Spain - 3.3%
Abengoa S.A.(a)	92,847	229,305
Abengoa S.A. Class B	88,686	178,682
Almirall S.A.	634	8,019
Atresmedia Corp de Medios de Comunicaion S.A.(a)	40,363	317,943
Caja de Ahorros del Mediterraneo*(a)	7,768	13,530
Duro Felguera S.A.	100,937	649,454
Ence Energia y Celulosa S.A.	71,243	219,937
Faes Farma S.A.	50,780	133,663
Melia Hotels International S.A.	18,832	142,711
Pescanova S.A.*†	3,781	14,523

Total Spain		1,907,767

Sweden - 16.0%
AF AB Class B	11,680	294,187
B&B Tools AB Class B	10,351	123,455
Bilia AB Class A	18,311	293,000
BioGaia AB Class B	8,777	295,191
Byggmax Group AB	43,026	234,591
Clas Ohlson AB Class B(a)	39,380	517,816
Concentric AB	14,754	145,366
Duni AB	37,263	321,592
Gunnebo AB(a)	28,560	117,635
Hoganas AB Class B	13,269	629,100
Holmen AB Class B	38,377	1,026,313
Indutrade AB	11,567	355,607
Intrum Justitia AB	25,996	529,591
Kungsleden AB	46,348	269,184
Loomis AB Class B	23,367	445,740
Mekonomen AB(a)	15,016	453,854
New Wave Group AB Class B	26,901	130,331
Nobia AB	26,221	151,512
Nolato AB Class B	17,600	302,484
Peab AB	120,174	580,265
Skandinaviska Enskilda Banken AB Class C	19,030	169,874
SkiStar AB	18,399	205,813
SSAB AB Class A	89,862	532,958
Svenska Handelsbanken AB Class B	7,807	297,847
Transmode Holding AB	9,383	111,215
Wihlborgs Fastigheter AB	42,288	623,407

Total Sweden		9,157,928

Switzerland - 7.4%
Ascom Holding AG*	13,873	172,285
Basilea Pharmaceutica AG*	8,218	608,001
Bellevue Group AG	14,947	169,825
Implenia AG*	4,544	226,204
Kardex AG*	2,813	100,788
Kudelski S.A.	11,524	143,114
Logitech International S.A.*	191,240	1,315,830
Nobel Biocare Holding AG*	25,833	313,988
Swissquote Group Holding S.A.	4,667	138,853
Tecan Group AG	2,168	200,039
Temenos Group AG*	10,699	261,213
Valiant Holding AG	4,863	408,612
Zehnder Group AG	3,262	145,146

Total Switzerland		4,203,898

United Kingdom - 24.4%
A.G. BARR PLC	13,751	105,324
Abbey Protection PLC	67,939	115,924
Abcam PLC	16,932	116,462
African Barrick Gold PLC	167,171	243,406
Alent PLC	21,421	106,565
Bank of Georgia Holdings PLC	7,253	183,710
Betfair Group PLC	7,701	99,573
Bodycote PLC	17,296	137,460
Bovis Homes Group PLC	8,765	101,366
Brewin Dolphin Holdings PLC	50,371	178,847
Cable & Wireless Communications PLC	811,599	504,075
Carillion PLC	100,183	419,983
Chemring Group PLC	26,147	112,666
Chesnara PLC	48,339	183,289
Cineworld Group PLC	35,613	183,243
Computacenter PLC	27,796	188,447
Cranswick PLC	7,421	130,000
CSR PLC	13,522	110,543
Dairy Crest Group PLC	32,409	223,261
Darty PLC	79,970	70,349
De La Rue PLC	18,394	269,636
Dechra Pharmaceuticals PLC	10,024	104,904
Development Securities PLC	26,168	72,631
Devro PLC	25,522	112,721
Diploma PLC	16,529	140,515
Domino Printing Sciences PLC	19,072	180,501
E2V Technologies PLC	47,402	85,375
Elementis PLC	50,536	168,166
EMIS Group PLC	6,866	80,524
F&C Asset Management PLC	117,251	169,476
Fenner PLC	23,668	110,205
Ferrexpo PLC	76,024	153,472
Fidessa Group PLC	4,253	124,366
Galliford Try PLC	12,155	172,280
Genus PLC	4,017	83,408
Go-Ahead Group PLC	10,135	227,809
Greggs PLC	27,560	174,474
Halfords Group PLC	67,552	325,093
Helical Bar PLC	23,471	90,064
Hill & Smith Holdings PLC	18,379	125,439
Hochschild Mining PLC	31,799	74,901
Homeserve PLC	46,914	199,233
Huntsworth PLC	79,343	67,390
Interserve PLC	21,973	168,632
ITE Group PLC	24,484	110,736
JD Wetherspoon PLC	15,468	155,894
John Menzies PLC	12,500	133,754
Kcom Group PLC	148,949	184,117
Keller Group PLC	6,445	96,872
Kier Group PLC(a)	9,127	158,501
Laird PLC	73,095	196,782
Marshalls PLC	57,029	114,391
Marston’s PLC	125,700	267,862
Micro Focus International PLC	27,008	290,838
Mitie Group PLC	55,672	212,192
Moneysupermarket.com Group PLC	88,220	256,367
Morgan Advanced Materials PLC	38,582	152,087
National Express Group PLC	85,634	291,583
Novae Group PLC	21,710	158,217
Numis Corp. PLC	38,190	110,053
Pace PLC	19,999	73,374
Petropavlovsk PLC	76,475	104,391
Photo-Me International PLC	68,291	90,889
Polar Capital Holdings PLC	17,076	100,327

See Notes to Schedule of Investments.

98    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2013

Investments	Shares	Value
Premier Farnell PLC	98,311	$301,199
Rank Group PLC	53,904	125,578
Restaurant Group PLC	26,334	199,704
RPC Group PLC	31,865	197,668
Savills PLC	15,411	133,465
SDL PLC	9,928	43,366
Senior PLC	30,196	114,679
Shanks Group PLC	82,791	99,200
SIG PLC	43,014	110,450
Smiths News PLC	57,740	132,456
Spirent Communications PLC	58,316	124,446
Spirit Pub Co. PLC	103,449	104,732
ST Modwen Properties PLC	18,905	77,446
Sthree PLC	23,358	117,529
Synthomer PLC	48,805	142,123
Ted Baker PLC	4,824	124,382
Telecom Plus PLC	8,559	162,008
TT electronics PLC	31,486	73,065
Tullett Prebon PLC	67,698	327,542
Vesuvius PLC	45,443	253,362
Vitec Group PLC (The)	11,636	101,478
WH Smith PLC(a)	25,253	275,003
Workspace Group PLC	23,074	135,786
WS Atkins PLC	13,357	204,206

Total United Kingdom		13,935,808

TOTAL COMMON STOCKS (Cost: $54,401,184)		56,807,671

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 7/20/13* (Cost: $0)	109	3

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
Dreyfus Institutional Preferred Money Market Fund 0.07%(b) (Cost: $3,623,462)(c)	3,623,462	3,623,462

TOTAL INVESTMENTS IN SECURITIES - 105.9% (Cost: $58,024,646)(d)		60,431,136
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.9)%		(3,362,414)

NET ASSETS - 100.0%		$57,068,722

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $14,523, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $3,424,354 and the total market value of the collateral held by the Fund was $3,623,462.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    99

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.4%

Japan - 99.4%

Agriculture - 4.0%
Japan Tobacco, Inc.	11,132,845	$392,818,460
Sakata Seed Corp.	274,400	3,803,783

Total Agriculture		396,622,243

Airlines - 1.0%
Japan Airlines Co., Ltd.	1,897,500	97,420,345

Apparel - 0.2%
Asics Corp.	921,092	14,567,227
Descente Ltd.	289,899	2,042,878

Total Apparel		16,610,105

Auto Manufacturers - 14.5%
Daihatsu Motor Co., Ltd.(a)	3,593,269	68,005,695
Fuji Heavy Industries Ltd.	1,475,167	36,309,290
Hino Motors Ltd.	2,534,610	37,150,976
Honda Motor Co., Ltd.	11,165,277	414,194,853
Isuzu Motors Ltd.	6,790,770	46,418,008
Nissan Motor Co., Ltd.	31,366,700	317,345,684
Suzuki Motor Corp.	1,200,336	27,635,460
Toyota Motor Corp.	8,217,317	495,512,446

Total Auto Manufacturers		1,442,572,412

Auto Parts & Equipment - 6.6%
Aisan Industry Co., Ltd.	329,600	3,251,704
Aisin Seiki Co., Ltd.	1,796,908	68,649,176
Akebono Brake Industry Co., Ltd.(a)	705,048	3,314,616
Bridgestone Corp.(a)	2,183,585	74,299,263
Calsonic Kansei Corp.	1,602,000	6,692,807
Denso Corp.	3,800,679	178,488,625
Exedy Corp.	320,215	8,046,073
FCC Co., Ltd.	224,272	5,292,128
JTEKT Corp.	1,391,378	15,631,729
Keihin Corp.	372,434	5,676,399
Koito Manufacturing Co., Ltd.	568,501	10,845,215
KYB Co., Ltd.	844,000	4,222,761
Musashi Seimitsu Industry Co., Ltd.	177,100	4,262,809
NGK Insulators Ltd.	1,643,939	20,355,816
NGK Spark Plug Co., Ltd.	789,000	15,774,440
NHK Spring Co., Ltd.	1,108,300	12,830,775
Nifco, Inc.	325,545	6,885,489
Nissin Kogyo Co., Ltd.	351,446	6,361,302
NOK Corp.	588,700	9,345,950
Pacific Industrial Co., Ltd.	344,800	2,707,444
Press Kogyo Co., Ltd.	815,000	3,470,529
Riken Corp.	643,000	2,563,326
Sanden Corp.(a)	3,363,000	13,237,358
Showa Corp.	519,900	6,688,803
Stanley Electric Co., Ltd.	826,607	16,076,959
Sumitomo Electric Industries Ltd.	3,712,483	44,324,808
Sumitomo Rubber Industries Ltd.	1,398,891	22,841,911
Takata Corp.	312,300	6,731,105
Tokai Rika Co., Ltd.	432,814	8,627,087
Toyo Tire & Rubber Co., Ltd.	853,678	4,486,031
Toyoda Gosei Co., Ltd.	668,734	16,365,756
Toyota Boshoku Corp.	670,536	9,652,856
TPR Co., Ltd.	222,400	3,497,144
TS Tech Co., Ltd.	262,032	8,309,265
Unipres Corp.	246,700	4,415,690
Yokohama Rubber Co., Ltd. (The)(a)	1,813,917	18,205,821

Total Auto Parts & Equipment		652,428,970

Banks - 5.1%
Mitsubishi UFJ Financial Group, Inc.	81,897,278	504,566,710

Beverages - 0.8%
Kirin Holdings Co., Ltd.(a)	5,043,745	78,904,512

Building Materials - 1.4%
Asahi Glass Co., Ltd.(a)	12,590,406	81,878,515
Central Glass Co., Ltd.	1,360,000	4,271,606
Daikin Industries Ltd.	716,349	28,917,899
Fujitec Co., Ltd.	571,000	5,713,736
Okabe Co., Ltd.	363,800	3,515,861
Rinnai Corp.	141,600	10,063,885
Sanwa Holdings Corp.	1,463,831	7,883,924

Total Building Materials		142,245,426

Chemicals - 6.8%
ADEKA Corp.	650,300	6,664,372
Asahi Kasei Corp.	8,435,522	55,707,479
Chugoku Marine Paints Ltd.	350,000	1,730,005
Daicel Corp.	1,612,542	14,106,800
Denki Kagaku Kogyo K.K.	4,040,076	14,641,640
DIC Corp.	7,203,857	17,985,167
Fujimi, Inc.	382,600	4,225,220
Gun Ei Chemical Industry Co., Ltd.(a)	463,000	1,799,144
Hitachi Chemical Co., Ltd.	1,418,115	22,170,761
JSR Corp.	1,246,761	25,177,456
Kaneka Corp.	2,757,160	18,180,297
Kansai Paint Co., Ltd.	708,000	9,023,285
Kinugawa Rubber Industrial Co., Ltd.	600,707	3,428,810
Kumiai Chemical Industry Co., Ltd.	381,000	2,128,706
Kuraray Co., Ltd.	2,878,637	40,338,881
Kureha Corp.	1,329,000	4,214,376
Lintec Corp.	394,347	7,110,036
Mitsubishi Chemical Holdings Corp.	10,985,163	51,533,558
Mitsubishi Gas Chemical Co., Inc.	2,558,564	18,776,797
Mitsui Chemicals, Inc.(a)	7,910,188	17,837,440
Nihon Nohyaku Co., Ltd.	256,000	2,435,395
Nihon Parkerizing Co., Ltd.	198,000	3,920,733
Nippon Carbon Co., Ltd.(a)	530,624	929,467
Nippon Paint Co., Ltd.	962,000	11,582,544
Nippon Shokubai Co., Ltd.	833,000	8,511,552
Nippon Soda Co., Ltd.	691,000	3,443,348
Nippon Synthetic Chemical Industry Co., Ltd. (The)	448,000	4,735,491
Nissan Chemical Industries Ltd.	1,040,253	13,990,819
Nitto Denko Corp.	828,314	53,200,215
Sakata INX Corp.	328,000	2,760,437
Sanyo Chemical Industries Ltd.	1,017,000	6,347,612
Shikoku Chemicals Corp.	253,000	1,706,448
Shin-Etsu Chemical Co., Ltd.	1,948,689	129,082,132
Showa Denko K.K.(a)	8,795,312	11,598,992
Sumitomo Bakelite Co., Ltd.	1,773,000	6,621,865
Taiyo Holdings Co., Ltd.	349,533	11,295,122
Taiyo Nippon Sanso Corp.(a)	2,311,953	15,942,898
Tokai Carbon Co., Ltd.	2,053,000	5,435,536
Tosoh Corp.	3,410,614	11,811,056
Toyo Ink SC Holdings Co., Ltd.	2,523,322	12,447,051
Ube Industries Ltd.	7,442,923	13,786,660
Zeon Corp.	865,000	10,136,004

Total Chemicals		678,501,607

Computers - 0.4%
Roland DG Corp.	97,800	2,381,620

See Notes to Schedule of Investments.

100    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2013

Investments	Shares	Value
TDK Corp.(a)	748,568	$25,810,091
Wacom Co., Ltd.	565,200	6,218,992

Total Computers		34,410,703

Cosmetics/Personal Care - 1.9%
Kao Corp.	3,009,980	102,266,900
Mandom Corp.	153,900	5,112,700
Pigeon Corp.	91,000	7,237,127
Shiseido Co., Ltd.	3,899,422	57,980,030
Unicharm Corp.	347,587	19,630,171

Total Cosmetics/Personal Care		192,226,928

Distribution/Wholesale - 10.2%
Hakuto Co., Ltd.	303,419	2,804,033
Hitachi High-Technologies Corp.	387,419	9,325,201
Inabata & Co., Ltd.	659,886	5,420,717
ITOCHU Corp.	14,755,294	170,079,143
Marubeni Corp.	16,904,278	112,825,654
Mitsubishi Corp.	14,580,600	249,382,790
Mitsui & Co., Ltd.	18,033,189	226,197,750
Nagase & Co., Ltd.	1,211,000	15,421,704
Sojitz Corp.	6,927,958	11,507,657
Sumitomo Corp.	13,351,777	166,267,158
Toyota Tsusho Corp.	1,803,110	46,414,177

Total Distribution/Wholesale		1,015,645,984

Diversified Financial Services - 1.0%
GCA Savvian Corp.	163,700	1,471,627
Hitachi Capital Corp.	657,558	12,994,275
Nomura Holdings, Inc.	11,831,456	87,066,939

Total Diversified Financial Services		101,532,841

Electrical Components & Equipment - 3.1%
Brother Industries Ltd.	1,804,693	20,293,372
Casio Computer Co., Ltd.(a)	1,962,557	17,267,577
Fujikura Ltd.	1,611,577	5,710,727
Furukawa Electric Co., Ltd.	2,095,000	4,850,757
GS Yuasa Corp.(a)	2,023,920	8,394,373
Hitachi Ltd.	20,347,028	130,478,249
Mitsubishi Electric Corp.	7,194,114	67,280,736
Nidec Corp.(a)	564,840	39,348,596
Nissin Electric Co., Ltd.	562,000	3,592,591
Tatsuta Electric Wire and Cable Co., Ltd.(a)	305,836	2,878,710
Ushio, Inc.	786,609	10,357,725

Total Electrical Components & Equipment		310,453,413

Electronics - 5.1%
Advantest Corp.	662,200	10,879,452
Anritsu Corp.	605,252	7,159,320
Eizo Corp.	206,400	4,431,985
enplas Corp.	47,814	3,533,042
Fujitsu General Ltd.	403,000	3,914,985
Hamamatsu Photonics K.K.	359,485	12,973,813
Horiba Ltd.	206,200	7,524,790
Hoya Corp.	4,071,957	83,992,952
Ibiden Co., Ltd.	1,573,001	24,497,232
IDEC Corp.	362,361	3,487,362
Japan Aviation Electronics Industry Ltd.	318,000	3,073,237
Keyence Corp.	26,110	8,319,137
KOA Corp.	188,046	1,616,664
Kuroda Electric Co., Ltd.(a)	292,887	3,894,939
Kyocera Corp.	699,859	71,158,966
Macnica, Inc.	120,600	2,731,666
Minebea Co., Ltd.(a)	2,541,701	9,262,554
Murata Manufacturing Co., Ltd.	887,856	67,481,882
Nichicon Corp.	436,200	4,180,424
Nidec Copal Corp.(a)	265,694	2,254,795
Nippon Electric Glass Co., Ltd.	4,407,301	21,429,772
Optex Co., Ltd.	157,300	2,532,065
Ryosan Co., Ltd.	370,645	6,518,516
Sanshin Electronics Co., Ltd.	405,854	2,459,597
Sanyo Denki Co., Ltd.	428,000	3,511,552
SIIX Corp.	252,200	3,016,194
Sodick Co., Ltd.	289,684	1,402,708
Star Micronics Co., Ltd.(a)	690,100	7,454,344
Taiyo Yuden Co., Ltd.	288,900	4,394,502
Tokyo Seimitsu Co., Ltd.	119,000	2,646,308
Toshiba Corp.	19,701,618	94,605,847
UKC Holdings Corp.	145,500	2,427,075
Yaskawa Electric Corp.	382,000	4,641,607
Yokogawa Electric Corp.	747,038	8,926,704

Total Electronics		502,335,988

Engineering & Construction - 0.6%
Chiyoda Corp.	1,287,769	15,128,871
JGC Corp.	990,018	35,580,251
Penta-Ocean Construction Co., Ltd.	406,043	907,450
Sumitomo Densetsu Co., Ltd.	164,960	2,366,417
Taikisha Ltd.	248,300	6,099,079
Toyo Engineering Corp.	445,000	1,912,871

Total Engineering & Construction		61,994,939

Environmental Control - 0.0%
Hitachi Zosen Corp.	2,711,406	3,821,381

Food - 0.9%
Ajinomoto Co., Inc.	2,510,513	36,797,774
Fuji Oil Co., Ltd.	416,122	7,188,457
Kikkoman Corp.	683,000	11,344,944
Nisshin Oillio Group Ltd. (The)(a)	1,115,000	4,074,545
Toyo Suisan Kaisha Ltd.	510,000	16,942,669
Yakult Honsha Co., Ltd.(a)	280,987	11,625,878

Total Food		87,974,267

Hand/Machine Tools - 1.1%
Asahi Diamond Industrial Co., Ltd.	415,100	3,923,883
Disco Corp.	89,100	6,144,209
Fuji Electric Co., Ltd.	3,445,869	12,141,281
Hitachi Koki Co., Ltd.	1,094,811	8,739,972
Makita Corp.	506,169	27,312,285
OSG Corp.(a)	400,524	5,991,631
SMC Corp.	161,020	32,289,912
THK Co., Ltd.	333,179	6,993,287
Union Tool Co.	67,540	1,206,181

Total Hand/Machine Tools		104,742,641

Healthcare-Products - 0.6%
Mani, Inc.	79,700	2,739,976
Nipro Corp.(a)	1,105,733	12,311,277
Shimadzu Corp.	1,045,000	8,394,926
Sysmex Corp.	175,630	11,474,694
Terumo Corp.	501,128	24,896,227
Topcon Corp.	269,100	2,725,269

Total Healthcare-Products		62,542,369

Home Builders - 0.3%
Sekisui Chemical Co., Ltd.	2,611,000	27,677,888

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    101

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2013

Investments	Shares	Value
Home Furnishings - 0.8%
Foster Electric Co., Ltd.(a)	56,100	$919,987
Hoshizaki Electric Co., Ltd.	243,769	7,803,749
JVCKENWOOD Corp.	541,513	1,275,623
Sony Corp.(a)	3,478,121	72,759,203

Total Home Furnishings		82,758,562

Housewares - 0.1%
Noritake Co., Ltd.(a)	2,642,600	6,863,551

Insurance - 1.0%
MS&AD Insurance Group Holdings	3,879,100	98,485,833

Internet - 0.3%
Monex Group, Inc.	12,243	4,418,498
Trend Micro, Inc.	900,308	28,549,557

Total Internet		32,968,055

Iron/Steel - 1.1%
Daido Metal Co., Ltd.	357,000	2,429,476
Hitachi Metals Ltd.	1,251,018	14,054,825
Japan Steel Works Ltd. (The)	2,130,313	11,709,376
JFE Holdings, Inc.	1,524,762	33,416,287
Nippon Steel Sumitomo Metal Corp.	11,233,261	30,306,679
Topy Industries Ltd.	1,700,000	3,337,192
Yamato Kogyo Co., Ltd.	231,796	7,082,105
Yodogawa Steel Works Ltd.	1,188,000	4,724,015

Total Iron/Steel		107,059,955

Leisure Time - 0.2%
Dunlop Sports Co., Ltd.	248,483	2,804,142
Mizuno Corp.	842,000	4,568,762
Yamaha Corp.	502,007	5,746,031
Yamaha Motor Co., Ltd.	576,000	7,451,150

Total Leisure Time		20,570,085

Machinery-Construction & Mining - 1.6%
Hitachi Construction Machinery Co., Ltd.	1,123,800	22,683,032
Komatsu Ltd.	5,492,006	126,774,750
Modec, Inc.	133,600	3,892,267
Tadano Ltd.	376,000	4,807,168

Total Machinery-Construction & Mining		158,157,217

Machinery-Diversified - 4.0%
Aida Engineering Ltd.	361,100	2,755,462
Amada Co., Ltd.	2,244,893	14,802,486
Anest Iwata Corp.	93,000	430,664
CKD Corp.	323,900	2,797,666
Daifuku Co., Ltd.	521,000	3,797,292
Daihen Corp.	822,000	3,541,712
Denyo Co., Ltd.	158,800	2,290,838
Eagle Industry Co., Ltd.	223,000	2,772,487
Ebara Corp.	844,158	4,512,487
FANUC Corp.	865,589	125,304,976
Furukawa Co., Ltd.	1,163,000	1,966,920
IHI Corp.	5,905,882	22,354,776
Kawasaki Heavy Industries Ltd.	6,529,510	20,048,327
Kubota Corp.	4,251,820	61,978,511
Makino Milling Machine Co., Ltd.(a)	386,000	2,261,559
Mitsubishi Heavy Industries Ltd.	13,476,198	74,750,945
Nabtesco Corp.	642,400	13,341,432
Nippon Thompson Co., Ltd.	534,000	2,736,256
Obara Group, Inc.	82,600	2,494,589
OKUMA Corp.	530,000	3,996,275
Sintokogio, Ltd.	366,500	3,036,488
Sumitomo Heavy Industries Ltd.	2,955,186	12,435,373
Torishima Pump Manufacturing Co., Ltd.	218,956	1,787,621
Toshiba Machine Co., Ltd.	946,000	4,618,815
Toyo Kanestu K.K.(a)	349,775	873,249
Tsubakimoto Chain Co.(a)	723,000	4,265,143
Tsugami Corp.(a)	341,290	1,978,991

Total Machinery-Diversified		397,931,340

Metal Fabricate/Hardware - 0.5%
Daiichi Jitsugyo Co., Ltd.	290,000	1,231,993
Hanwa Co., Ltd.	2,421,000	9,188,272
Kitz Corp.	838,500	4,169,920
MISUMI Group, Inc.	318,600	8,746,385
Nippon Steel Trading Co., Ltd.(a)	514,000	1,334,998
NSK Ltd.	2,153,366	20,572,249
Oiles Corp.	229,500	4,752,419
Ryobi Ltd.	823,000	2,377,822

Total Metal Fabricate/Hardware		52,374,058

Mining - 0.8%
Mitsubishi Materials Corp.	3,844,000	13,505,371
Mitsui Mining & Smelting Co., Ltd.	2,068,000	4,392,691
OSAKA Titanium Technologies Co.(a)	70,700	1,261,191
Pacific Metals Co., Ltd.(a)	665,000	2,744,753
Sumitomo Light Metal Industries, Ltd.	5,404,000	4,950,561
Sumitomo Metal Mining Co., Ltd.	4,425,000	49,268,133

Total Mining		76,122,700

Miscellaneous Manufacturing - 1.5%
Amano Corp.	713,133	7,502,129
FUJIFILM Holdings Corp.	2,723,995	59,917,744
JSP Corp.	242,879	3,613,783
Konica Minolta Holdings, Inc.	3,037,638	22,904,222
Nikkiso Co., Ltd.	309,000	4,047,003
Nikon Corp.	1,430,746	33,329,101
Nitta Corp.	166,700	3,292,549
Ohara, Inc.	166,300	1,146,781
Shin-Etsu Polymer Co., Ltd.	425,534	1,332,270
Tamron Co., Ltd.	231,400	4,833,694
Tokai Rubber Industries Ltd.	468,800	4,209,690

Total Miscellaneous Manufacturing		146,128,966

Office/Business Equipment - 5.9%
Canon, Inc.(a)	15,165,756	493,896,619
Ricoh Co., Ltd.	5,312,078	63,102,150
RISO KAGAKU Corp.	213,734	4,727,172
Sato Holdings Corp.(a)	248,667	4,633,640
Seiko Epson Corp.(a)	1,018,354	13,891,072
Toshiba TEC Corp.	1,133,531	6,104,989

Total Office/Business Equipment		586,355,642

Oil & Gas - 0.7%
Inpex Corp.	16,518	68,842,321

Packaging & Containers - 0.0%
Fuji Seal International, Inc.	137,491	3,874,136

Pharmaceuticals - 9.8%
Astellas Pharma, Inc.	3,583,723	194,455,801
Daiichi Sankyo Co., Ltd.	7,452,621	124,241,610
Dainippon Sumitomo Pharma Co., Ltd.(a)	1,583,911	20,904,085
Eisai Co., Ltd.(a)	3,281,877	133,640,635
Kyowa Hakko Kirin Co., Ltd.(a)	3,121,470	35,257,355

See Notes to Schedule of Investments.

102    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2013

Investments	Shares	Value
Shionogi & Co., Ltd.	2,130,677	$44,400,276
Takeda Pharmaceutical Co., Ltd.	9,292,829	419,105,793

Total Pharmaceuticals		972,005,555

Retail - 2.8%
Citizen Holdings Co., Ltd.	1,582,085	8,823,427
Fast Retailing Co., Ltd.	279,100	93,983,943
Seiko Holdings Corp.	507,000	2,046,680
Seven & I Holdings Co., Ltd.	4,706,624	171,757,306

Total Retail		276,611,356

Semiconductors - 0.5%
Lasertec Corp.	200,256	2,536,085
Rohm Co., Ltd.	277,383	11,169,598
Sanken Electric Co., Ltd.*	546,000	2,566,890
Shinko Electric Industries Co., Ltd.	765,210	8,951,266
Tokyo Electron Ltd.	558,053	28,201,803

Total Semiconductors		53,425,642

Shipbuilding - 0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.	4,479,315	6,538,488

Software - 0.5%
Capcom Co., Ltd.(a)	1,274,500	20,592,666
Konami Corp.	928,500	19,675,769
Square Enix Holdings Co., Ltd.(a)	920,700	11,066,752

Total Software		51,335,187

Telecommunications - 0.1%
Hitachi Kokusai Electric, Inc.	419,000	5,019,480

Textiles - 0.8%
Japan Vilene Co., Ltd.	615,000	3,107,968
Kurabo Industries Ltd.	1,664,653	2,681,275
Nisshinbo Holdings, Inc.	957,000	6,811,285
Seiren Co., Ltd.(a)	298,610	1,860,770
Teijin Ltd.	4,998,095	10,968,790
Toray Industries, Inc.	7,105,514	45,922,786
Toyobo Co., Ltd.	5,488,513	8,343,137

Total Textiles		79,696,011

Toys/Games/Hobbies - 0.1%
Sanrio Co., Ltd.(a)	264,335	12,280,727
Tomy Co., Ltd.	446,900	2,087,498

Total Toys/Games/Hobbies		14,368,225

Transportation - 0.6%
Kawasaki Kisen Kaisha, Ltd.	2,642,000	5,372,567
Kintetsu World Express, Inc.	115,700	4,629,864
Nippon Express Co., Ltd.	6,716,000	31,844,123
Nippon Yusen K.K.	6,864,763	18,175,192
Yusen Logistics Co., Ltd.	342,100	3,092,624

Total Transportation		63,114,370

TOTAL COMMON STOCKS (Cost: $9,736,877,614)		9,875,838,407

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.4%

United States - 8.4%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $839,797,883)(c)	839,797,883	839,797,883

TOTAL INVESTMENTS IN SECURITIES - 107.8% (Cost: $10,576,675,497)(d)		10,715,636,290
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.8)%		(779,590,456)

NET ASSETS - 100.0%		$9,936,045,834

*	Non-income producing security.
(a)	Security or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $798,815,804 and the total market value of the collateral held by the Fund was $839,797,883.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    103

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 97.6%

Australia - 1.4%
Ansell Ltd.	2,825	$45,589
CSL Ltd.	8,049	453,700
Orica Ltd.	19,435	367,360
REA Group Ltd.	2,348	59,169
Seek Ltd.	9,775	81,154
TPG Telecom Ltd.	19,818	63,854

Total Australia		1,070,826

Austria - 0.7%
Andritz AG	2,674	137,033
OMV AG	9,578	432,014

Total Austria		569,047

Brazil - 5.2%
CCR S.A.	56,216	450,430
Cia de Bebidas das Americas	38,200	1,428,015
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	70,092
Cia Hering	7,152	101,337
Cielo S.A.	24,620	624,123
Duratex S.A.	13,200	76,605
EcoRodovias Infraestrutura e Logistica S.A.	8,700	61,674
Estacio Participacoes S.A.	1,000	7,243
Localiza Rent A Car S.A.	1,882	26,922
Lojas Americanas S.A.	1,900	11,654
Lojas Renner S.A.	3,500	101,322
M Dias Branco S.A.	753	28,463
Marisa Lojas S.A.	2,000	20,860
Mills Estruturas e Servicos de Engenharia S.A.	1,000	13,675
Raia Drogasil S.A.	753	7,380
Souza Cruz S.A.	40,700	504,639
Ultrapar Participacoes S.A.	11,900	286,154
WEG S.A.	12,600	160,562

Total Brazil		3,981,150

Canada - 3.1%
Agrium Inc.	2,541	219,620
Alimentation Couche-Tard, Inc. Class B	470	27,800
Canadian National Railway Co.	6,500	630,930
Canadian Pacific Railway Ltd.	1,800	217,597
Eldorado Gold Corp.	11,700	72,200
Ensign Energy Services, Inc.	3,400	52,469
Gildan Activewear Inc.	900	36,386
Macdonald Dettwiler & Associates Ltd.	800	52,931
Potash Corp. of Saskatchewan, Inc.	17,000	646,514
Ritchie Bros. Auctioneers Inc.	2,200	42,042
Saputo Inc.	2,000	91,644
ShawCor Ltd.	600	23,637
Silver Wheaton Corp.	6,100	119,173
Tim Hortons, Inc.	2,300	124,010

Total Canada		2,356,953

Chile - 0.4%
CFR Pharmaceuticals S.A.	105,386	23,891
S.A.C.I. Falabella	24,107	270,333

Total Chile		294,224

China - 2.1%
Air China Ltd. Class H	50,000	35,971
Anhui Conch Cement Co., Ltd. Class H	23,500	63,625
China International Marine Containers Group Co., Ltd. Class H*	35,000	60,376
Far East Horizon Ltd.	135,000	85,285
Great Wall Motor Co., Ltd. Class H	19,500	84,096
PetroChina Co., Ltd. Class H	832,000	884,952
PICC Property & Casualty Co., Ltd. Class H	23,300	26,285
Ping An Insurance Group Co. Class H	29,500	198,534
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	34,985
Tsingtao Brewery Co., Ltd. Class H*	2,000	14,311
Wumart Stores, Inc. Class H	11,250	20,741
Zhuzhou CSR Times Electric Co., Ltd. Class H	21,000	52,904

Total China		1,562,065

Denmark - 2.4%
Coloplast A/S Class B	2,687	150,455
GN Store Nord A/S	845	15,948
Novo Nordisk A/S Class B	10,220	1,590,488
Novozymes A/S Class B	3,263	104,291

Total Denmark		1,861,182

Finland - 1.2%
Kone Oyj Class B	6,355	504,306
Nokian Renkaat Oyj	5,424	220,747
Wartsila Oyj Abp(a)	5,145	223,571

Total Finland		948,624

France - 1.4%
Bureau Veritas S.A.	8,496	219,711
Hermes International	939	302,698
Iliad S.A.	102	22,029
JC Decaux S.A.	4,341	118,242
SEB S.A.	926	74,795
Technip S.A.	1,978	200,572
Vallourec S.A.	1,787	90,300

Total France		1,028,347

Germany - 4.3%
CTS Eventim AG	781	31,440
Fielmann AG	995	103,856
Hugo Boss AG	2,355	258,973
Infineon Technologies AG	17,893	149,550
MTU Aero Engines AG	709	68,290
SAP AG	17,115	1,251,612
Symrise AG	2,566	103,765
United Internet AG Registered Shares	3,072	86,591
Volkswagen AG	6,024	1,172,586
Wacker Chemie AG	490	36,827
Wirecard AG	1,340	36,421

Total Germany		3,299,911

Hong Kong - 4.8%
China Everbright International Ltd.	36,000	27,848
China Overseas Grand Oceans Group Ltd.	23,000	29,357
China Overseas Land & Investment Ltd.	144,000	377,807
China Resources Enterprise Ltd.	16,000	50,333
Franshion Properties China Ltd.	246,000	82,144
Hang Seng Bank Ltd.	80,200	1,185,988
Henderson Land Development Co., Ltd.	4,600	27,459
Hong Kong & China Gas Co., Ltd.	166,000	405,778
Hongkong & Shanghai Hotels, Ltd. (The)	16,500	26,804
Hysan Development Co., Ltd.	30,000	130,151
Lenovo Group Ltd.	202,000	183,084

See Notes to Schedule of Investments.

104    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2013

Investments	Shares	Value
SJM Holdings Ltd.	153,000	$372,028
Techtronic Industries Co., Ltd.	16,000	38,286
Wharf Holdings Ltd.	69,000	580,015
Yuexiu Property Co., Ltd.	414,000	105,150

Total Hong Kong		3,622,232

Indonesia - 6.6%
PT AKR Corporindo Tbk	46,000	24,564
PT Alam Sutera Realty Tbk	146,000	11,033
PT Astra International Tbk	1,193,296	841,619
PT Bank Central Asia Tbk	261,500	263,476
PT Bank Mandiri Persero Tbk	466,001	422,570
PT Bank Rakyat Indonesia Persero Tbk	641,989	501,301
PT Bumi Serpong Damai	92,500	16,776
PT Charoen Pokphand Indonesia Tbk*	87,989	45,657
PT Ciputra Development Tbk	85,500	11,630
PT Global Mediacom Tbk	91,000	19,713
PT Gudang Garam Tbk	25,000	127,456
PT Indocement Tunggal Prakarsa Tbk	78,500	193,383
PT Indofood Sukses Makmur Tbk	60,000	73,753
PT Japfa Comfeed Indonesia Tbk	56,500	9,165
PT Jasa Marga Persero Tbk	107,751	65,682
PT Kalbe Farma Tbk	717,000	104,028
PT Lippo Karawaci Tbk	115,500	17,689
PT Mayora Indah Tbk	2,352	7,145
PT Perusahaan Gas Negara Persero Tbk	853,000	494,181
PT Semen Indonesia Persero Tbk	238,000	410,055
PT Summarecon Agung Tbk	133,000	17,287
PT Surya Citra Media Tbk	262,000	71,934
PT Telekomunikasi Indonesia Persero Tbk	658,500	746,411
PT Unilever Indonesia Tbk	105,000	325,315
PT United Tractors Tbk	129,400	237,288

Total Indonesia		5,059,111

Ireland - 0.1%
Dragon Oil PLC	11,148	96,639

Italy - 0.2%
DiaSorin SpA	794	31,654
Salvatore Ferragamo Italia SpA	2,030	63,144
Tod’s SpA	654	92,321

Total Italy		187,119

Japan - 4.2%
Dena Co., Ltd.	3,200	62,753
Fast Retailing Co., Ltd.	800	269,392
Fuji Heavy Industries Ltd.	5,000	123,068
Idemitsu Kosan Co., Ltd.	900	69,130
Japan Tobacco, Inc.	24,700	871,531
JGC Corp.	3,000	107,817
Kakaku.com, Inc.	800	24,362
KDDI Corp.	15,700	815,543
Komatsu Ltd.	17,700	408,578
Nippon Shokubai Co., Ltd.	4,000	40,872
Nitto Denko Corp.	2,600	166,991
Otsuka Corp.	800	88,750
Sanrio Co., Ltd.	700	32,521
SCSK Corp.	2,300	44,224
Sysmex Corp.	500	32,667
Unicharm Corp.	800	45,180
Wacom Co., Ltd.	1,900	20,906

Total Japan		3,224,285

Malaysia - 0.5%
AirAsia Bhd	47,800	48,261
Bumi Armada Bhd	26,000	31,929
Dialog Group Bhd	23,000	20,529
Kuala Lumpur Kepong Bhd	21,600	148,489
Nestle (Malaysia) Bhd	5,100	108,150

Total Malaysia		357,358

Mexico - 2.9%
Arca Continental S.A.B de C.V.	16,600	126,509
Controladora Comercial Mexicana S.A.B de C.V.	2,200	8,318
El Puerto de Liverpool S.A.B de C.V.	6,000	70,227
Fomento Economico Mexicano S.A.B de C.V.	36,100	372,228
Grupo Bimbo S.A.B de C.V. Series A	14,210	42,818
Grupo Mexico S.A.B. de C.V. Series B	236,974	681,858
Kimberly-Clark de Mexico S.A.B de C.V. Class A	63,200	203,149
Wal-Mart de Mexico S.A.B de C.V. Series V	244,900	685,863

Total Mexico		2,190,970

Netherlands - 2.8%
Arcadis N.V.	1,566	42,024
ASML Holding N.V.	3,666	288,869
Gemalto N.V.	527	47,650
Heineken Holding N.V.	3,665	205,350
Koninklijke Vopak N.V.	2,225	131,088
Unilever N.V.	36,364	1,430,085

Total Netherlands		2,145,066

Norway - 0.2%
Aker Solutions ASA	11,587	156,839

Philippines - 0.6%
Ayala Land, Inc.	116,100	81,700
International Container Terminal Services, Inc.	19,610	39,492
Jollibee Foods Corp.	8,930	30,594
Petron Corp.	41,000	12,338
Semirara Mining Corp.	16,000	102,518
SM Prime Holdings, Inc.	290,300	109,534
Universal Robina Corp.	29,520	85,417

Total Philippines		461,593

Portugal - 0.5%
Galp Energia, SGPS, S.A.	14,346	212,117
Jeronimo Martins, SGPS, S.A.	6,750	142,051

Total Portugal		354,168

Russia - 6.1%
Magnit OJSC Reg S GDR	2,444	139,797
Megafon OAO GDR	36,074	1,127,313
MMC Norilsk Nickel OJSC ADR	138,289	1,992,744
NovaTek OAO Reg S GDR	5,281	631,079
Uralkali OJSC Reg S GDR	22,059	730,153

Total Russia		4,621,086

Singapore - 1.0%
Keppel Land Ltd.	59,000	155,839
M1 Ltd.	47,000	111,543
SembCorp Marine Ltd.	66,000	224,805
Singapore Exchange Ltd.	40,000	221,714
Super Group Ltd.	8,000	28,069

Total Singapore		741,970

South Africa - 3.8%
Bidvest Group Ltd.	8,813	217,458

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    105

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2013

Investments	Shares	Value
Capitec Bank Holdings Ltd.	2,784	$54,125
Foschini Group Ltd. (The)(a)	10,853	107,959
Imperial Holdings Ltd.	7,086	149,797
Life Healthcare Group Holdings Ltd.	34,203	129,202
Massmart Holdings Ltd.	2,951	53,300
Mr. Price Group Ltd.	7,189	97,546
MTN Group Ltd.	81,416	1,509,040
Shoprite Holdings Ltd.	6,584	123,029
Spar Group Ltd. (The)	4,065	49,134
Tiger Brands Ltd.	3,599	107,275
Truworths International Ltd.(a)	18,161	159,068
Woolworths Holdings Ltd.	24,122	156,509

Total South Africa		2,913,442

South Korea - 0.3%
Coway Co., Ltd.	1,515	74,022
Kangwon Land, Inc.	4,750	131,430
KEPCO Plant Service & Engineering Co., Ltd.	1,218	55,672

Total South Korea		261,124

Spain - 2.1%
Distribuidora Internacional de Alimentacion S.A.	7,120	53,771
Inditex S.A.	11,622	1,432,734
Prosegur Cia de Seguridad S.A.	14,301	78,074
Viscofan S.A.	835	41,776

Total Spain		1,606,355

Sweden - 6.0%
Atlas Copco AB Class A	24,619	590,904
Atlas Copco AB Class B	14,244	303,475
Boliden AB	11,666	143,720
Elekta AB Class B	4,130	62,414
Hennes & Mauritz AB Class B	63,979	2,089,203
Scania AB Class B	12,094	240,645
SKF AB Class B	12,654	294,534
Volvo AB Class A	19,964	263,546
Volvo AB Class B	42,207	561,555

Total Sweden		4,549,996

Switzerland - 9.6%
Aryzta AG*	459	25,760
Cie Financiere Richemont S.A. Class A	3,311	292,379
Geberit AG	526	130,256
Partners Group Holding AG	469	126,773
Roche Holding AG	4,850	1,203,593
Roche Holding AG - Genusschein	16,645	4,134,202
Schindler Holding AG	1,238	167,483
Schindler Holding AG Participating Shares	578	80,394
Sonova Holding AG*	877	92,877
Swatch Group AG (The)	342	186,877
Syngenta AG	2,293	895,728

Total Switzerland		7,336,322

Taiwan - 3.6%
Largan Precision Co., Ltd.	2,000	64,062
President Chain Store Corp.	15,000	98,345
Taiwan Semiconductor Manufacturing Co., Ltd.	694,000	2,570,285

Total Taiwan		2,732,692

Thailand - 4.1%
Advanced Info Service PCL	136,545	1,241,518
Central Pattana PCL NVDR	120,739	175,181
CP ALL PCL	245,256	308,399
Home Product Center PCL NVDR	277,991	103,076
Indorama Ventures PCL	256,025	147,762
Jasmine International PCL NVDR	287,684	72,814
Minor International PCL NVDR	246,934	197,452
Robinson Department Store PCL NVDR	96,930	190,641
Shin Corp. PCL NVDR	58,064	162,875
Siam Cement PCL NVDR	9,400	135,173
Siam Makro PCL NVDR	4,894	123,080
Thai Union Frozen Products PCL NVDR	135,984	255,395

Total Thailand		3,113,366

Turkey - 1.2%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	7,415	107,606
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	8,322	36,575
BIM Birlesik Magazalar A.S.	6,426	139,214
Coca-Cola Icecek A.S.	962	27,672
Ford Otomotiv Sanayi A.S.	21,166	291,801
Koza Altin Isletmeleri A.S.	4,693	56,916
TAV Havalimanlari Holding A.S.	12,615	73,881
Turk Hava Yollari	22,612	87,896
Ulker Biskuvi Sanayi A.S.	8,030	58,265

Total Turkey		879,826

United Kingdom - 14.2%
Admiral Group PLC	8,495	170,976
AMEC PLC	11,203	170,765
ARM Holdings PLC	8,188	98,729
Aveva Group PLC*	1,539	52,613
Berkeley Group Holdings PLC	842	27,214
BG Group PLC	47,892	812,454
British American Tobacco PLC	54,584	2,787,872
Burberry Group PLC	8,168	167,367
Capita PLC	16,653	243,988
Compass Group PLC	47,220	601,596
Croda International PLC	3,890	146,142
Diageo PLC	42,966	1,225,131
Dunelm Group PLC	2,838	40,763
Fresnillo PLC	25,964	347,328
Hargreaves Lansdown PLC	8,114	109,282
Hikma Pharmaceuticals PLC	1,986	28,646
InterContinental Hotels Group PLC	6,133	168,179
Intertek Group PLC	2,376	105,336
ITV PLC	77,795	165,306
John Wood Group PLC	4,956	60,848
Next PLC	3,317	229,308
Premier Oil PLC	7,017	35,451
Reckitt Benckiser Group PLC	14,846	1,046,587
Rotork PLC	1,328	53,779
Smiths Group PLC	11,819	234,471
Spirax-Sarco Engineering PLC	1,460	59,500
TalkTalk Telecom Group PLC	39,024	132,817
Taylor Wimpey PLC	18,299	26,575
Unilever PLC	28,463	1,149,181
Victrex PLC	2,474	57,936
Weir Group PLC (The)	3,582	116,860
Whitbread PLC	3,248	150,546

Total United Kingdom		10,823,546

TOTAL COMMON STOCKS (Cost: $71,578,440)		74,407,434

EXCHANGE-TRADED FUNDS & NOTES - 2.1%

United States - 2.1%
iPath MSCI India Index ETN*	21,544	1,153,035

See Notes to Schedule of Investments.

106    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

June 30, 2013

Investments	Shares	Value
WisdomTree DEFA Fund(b)	5,293	$243,584
WisdomTree Emerging Markets Equity Income Fund(a)(b)	3,348	161,474

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $1,602,211)		1,558,093

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $396,038)(d)	396,038	396,038

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $73,576,689)(e)		76,361,565
Liabilities in Excess of Foreign Currency and Other Assets - (0.2)%		(151,036)

NET ASSETS - 100.0%		$76,210,529

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $359,751 and the total market value of the collateral held by the Fund was $396,038.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    107

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.9%

Japan - 99.9%

Advertising - 0.6%
Asatsu-DK, Inc.	12,039	$279,963
Moshi Moshi Hotline, Inc.(a)	87,500	1,090,502

Total Advertising		1,370,465

Agriculture - 0.4%
Hokuto Corp.(a)	34,991	608,340
Sakata Seed Corp.	25,600	354,872

Total Agriculture		963,212

Apparel - 1.7%
Descente Ltd.	36,554	257,591
Gunze Ltd.	9,834	23,760
Japan Wool Textile Co., Ltd. (The)	56,025	398,749
Nagaileben Co., Ltd.	22,926	381,965
Onward Holdings Co., Ltd.	147,433	1,218,528
Sanyo Shokai Ltd.	118,260	295,248
Wacoal Holdings Corp.(a)	125,000	1,247,043

Total Apparel		3,822,884

Auto Manufacturers - 0.3%
Kyokuto Kaihatsu Kogyo Co., Ltd.	20,628	204,962
Nissan Shatai Co., Ltd.	18,837	211,818
Shinmaywa Industries Ltd.	45,685	355,049

Total Auto Manufacturers		771,829

Auto Parts & Equipment - 4.8%
Aisan Industry Co., Ltd.	26,300	259,465
Akebono Brake Industry Co., Ltd.(a)	83,832	394,116
Calsonic Kansei Corp.	102,000	426,134
EXEDY Corp.	29,925	751,928
FCC Co., Ltd.	25,268	596,247
Keihin Corp.(a)	39,021	594,733
KYB Co., Ltd.	101,400	507,332
Musashi Seimitsu Industry Co., Ltd.	16,105	387,648
Nidec Tosok Corp.	23,000	197,272
Nifco, Inc.	36,486	771,703
Nissin Kogyo Co., Ltd.	38,800	702,294
Pacific Industrial Co., Ltd.	31,600	248,130
Press Kogyo Co., Ltd.	69,000	293,824
Riken Corp.	100,687	401,390
Sanden Corp.(a)	122,963	484,004
Sanoh Industrial Co., Ltd.	30,497	218,899
Showa Corp.	45,100	580,237
Taiho Kogyo Co., Ltd.	17,700	231,284
Takata Corp.	33,500	722,037
Tokai Rika Co., Ltd.	43,458	866,229
Topre Corp.	32,400	279,527
Toyo Tire & Rubber Co., Ltd.	109,682	576,373
TPR Co., Ltd.	16,700	262,600
Unipres Corp.	20,803	372,353

Total Auto Parts & Equipment		11,125,759

Banks - 10.2%
77 Bank Ltd. (The)	197,000	934,082
Akita Bank Ltd. (The)	33,466	82,878
Aomori Bank Ltd. (The)	9,622	24,022
Awa Bank Ltd. (The)	129,378	721,552
Bank of Iwate Ltd. (The)	13,500	520,511
Bank of Nagoya Ltd. (The)	127,691	500,043
Bank of Okinawa Ltd. (The)	12,500	524,740
Bank of Saga Ltd. (The)	11,448	23,395
Bank of the Ryukyus Ltd.	37,508	470,856
Chukyo Bank Ltd. (The)	226,000	418,624
Daisan Bank Ltd. (The)	15,083	24,294
Daishi Bank Ltd. (The)	275,552	907,087
Ehime Bank Ltd. (The)	199,144	489,164
Eighteenth Bank Ltd. (The)	118,046	273,323
FIDEA Holdings Co., Ltd.	14,027	30,642
Fukui Bank Ltd. (The)	29,671	63,324
Higashi-Nippon Bank Ltd. (The)(a)	277,000	571,652
Higo Bank Ltd. (The)	143,000	843,590
Hokkoku Bank Ltd. (The)	219,621	760,554
Hokuetsu Bank Ltd. (The)	286,003	570,077
Hyakugo Bank Ltd. (The)	195,000	808,778
Hyakujushi Bank Ltd. (The)	252,000	821,946
Juroku Bank Ltd. (The)	299,000	1,089,626
Kagoshima Bank Ltd. (The)	58,719	372,997
Keiyo Bank Ltd. (The)	141,684	713,163
Kiyo Holdings, Inc.	615,593	805,628
Michinoku Bank Ltd. (The)(a)	24,780	47,896
Mie Bank Ltd. (The)	11,389	23,618
Miyazaki Bank Ltd. (The)	169,000	506,992
Musashino Bank Ltd. (The)	16,105	530,159
Nanto Bank Ltd. (The)	162,000	660,492
Nishi-Nippon City Bank Ltd. (The)	509,000	1,327,136
North Pacific Bank Ltd.	59,215	217,582
Ogaki Kyoritsu Bank Ltd. (The)	322,423	938,040
Oita Bank Ltd. (The)	149,000	472,492
San-In Godo Bank Ltd. (The)	94,000	696,472
Senshu Ikeda Holdings, Inc.	242,140	1,255,369
Shiga Bank Ltd. (The)	122,923	629,867
Shikoku Bank Ltd. (The)	45,669	108,041
Tochigi Bank Ltd. (The)	20,843	71,760
Toho Bank Ltd. (The)	200,000	612,070
Tokyo Tomin Bank Ltd. (The)	5,143	60,783
TOMONY Holdings, Inc.	124,577	484,086
Towa Bank Ltd. (The)	310,000	280,868
Yachiyo Bank Ltd. (The)	10,400	314,089
Yamagata Bank Ltd. (The)	98,000	410,409
Yamanashi Chuo Bank Ltd. (The)	124,066	523,317

Total Banks		23,538,086

Beverages - 0.6%
Kagome Co., Ltd.	39,300	672,177
Sapporo Holdings Ltd.	176,992	648,564

Total Beverages		1,320,741

Biotechnology - 0.1%
EIKEN CHEMICAL Co., Ltd.	11,435	181,307

Building Materials - 2.4%
Asahi Organic Chemicals Industry Co., Ltd.	36,124	78,914
Bunka Shutter Co., Ltd.	37,000	195,923
Central Glass Co., Ltd.	159,933	502,331
Cleanup Corp.	30,600	242,126
Daiken Corp.	85,560	229,113
Fujitec Co., Ltd.	46,561	465,915
Mitani Corp.	13,300	224,802
Nichias Corp.	91,827	577,761
Nichiha Corp.	20,228	300,768
Okabe Co., Ltd.	26,200	253,204
Sankyo Tateyama, Inc.	7,600	192,113
Sanwa Holdings Corp.	126,966	683,815
Sumitomo Osaka Cement Co., Ltd.	198,404	631,154

See Notes to Schedule of Investments.

108    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2013

Investments	Shares	Value
Takara Standard Co., Ltd.	90,063	$622,875
Takiron Co., Ltd.	63,000	265,737

Total Building Materials		5,466,551

Chemicals - 6.4%
ADEKA Corp.	68,225	699,180
Aica Kogyo Co., Ltd.	35,215	705,470
Chugoku Marine Paints Ltd.	51,000	252,086
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	53,714	234,139
Denki Kagaku Kogyo K.K.	394,000	1,427,895
Earth Chemical Co., Ltd.(a)	17,700	599,592
Fujimi, Inc.	30,000	331,303
Gun Ei Chemical Industry Co., Ltd.(a)	32,000	124,347
Kinugawa Rubber Industrial Co., Ltd.	22,000	125,575
Koatsu Gas Kogyo Co., Ltd.	39,000	223,788
Konishi Co., Ltd.	8,500	159,415
Kumiai Chemical Industry Co., Ltd.	25,000	139,679
Kureha Corp.	161,648	512,600
Lintec Corp.	42,265	762,034
Nihon Nohyaku Co., Ltd.	51,388	488,868
Nihon Parkerizing Co., Ltd.	25,000	495,042
Nippon Carbon Co., Ltd.(a)	112,000	196,185
Nippon Soda Co., Ltd.	84,091	419,037
Nippon Synthetic Chemical Industry Co., Ltd. (The)	59,860	632,738
NOF Corp.	106,000	594,373
Riken Technos Corp.	35,000	105,703
Sakata INX Corp.	57,000	479,710
Sanyo Chemical Industries Ltd.	79,176	494,177
Sekisui Jushi Corp.	29,000	356,168
Shikoku Chemicals Corp.	26,000	175,366
Sumitomo Bakelite Co., Ltd.	79,092	295,396
Sumitomo Seika Chemicals Co., Ltd.	58,000	225,963
Taiyo Holdings Co., Ltd.	23,691	765,572
Takasago International Corp.	36,787	175,538
Toagosei Co., Ltd.	191,000	767,192
Tokai Carbon Co., Ltd.(a)	164,974	436,786
Tokuyama Corp.	121,012	384,958
Toyo Ink SC Holdings Co., Ltd.	217,512	1,072,944

Total Chemicals		14,858,819

Coal - 0.0%
Mitsui Matsushima Co., Ltd.(a)	19,421	26,198

Commercial Services - 2.4%
Aeon Delight Co., Ltd.	39,300	711,740
Kanamoto Co., Ltd.	10,228	203,973
Kyodo Printing Co., Ltd.	70,049	195,335
Kyoritsu Maintenance Co., Ltd.	13,425	472,345
Meiko Network Japan Co., Ltd.	19,786	259,139
Meitec Corp.	40,400	937,454
Nichii Gakkan Co.	44,200	382,220
Nihon M&A Center, Inc.	3,272	182,153
Nissin Corp.	78,000	210,439
Nomura Co., Ltd.	29,000	203,483
Riso Kyoiku Co., Ltd.	3,940	345,868
Temp Holdings Co., Ltd.	12,400	282,740
TKC Corp.	24,300	440,328
Toppan Forms Co., Ltd.	87,100	754,075

Total Commercial Services		5,581,292

Computers - 1.8%
DTS Corp.	17,691	256,990
Ines Corp.	22,110	144,232
Information Services International-Dentsu Ltd.	20,800	235,985
Melco Holdings, Inc.(a)	22,862	305,640
NEC Fielding Ltd.	59,416	723,747
NEC Networks & System Integration Corp.	31,179	706,224
NET One Systems Co., Ltd.	110,358	851,001
NS Solutions Corp.	38,390	716,129
Roland DG Corp.	6,800	165,593

Total Computers		4,105,541

Cosmetics/Personal Care - 2.1%
Fancl Corp.(a)	59,707	715,270
Kose Corp.	29,704	821,132
Lion Corp.(a)	160,013	926,234
Mandom Corp.	14,653	486,786
Noevir Holdings Co., Ltd.	28,900	450,658
Pigeon Corp.	8,947	711,545
Pola Orbis Holdings, Inc.	24,029	811,570

Total Cosmetics/Personal Care		4,923,195

Distribution/Wholesale - 4.4%
Ai Holdings Corp.	39,400	346,661
Arata Corp.	51,883	202,654
Chori Co., Ltd.	21,100	214,112
Daiwabo Holdings Co., Ltd.	54,396	84,878
Doshisha Co., Ltd.	27,500	391,453
Elematec Corp.	14,900	186,747
F&A Aqua Holdings, Inc.	12,700	187,428
Fuji Electronics Co., Ltd.	20,800	268,651
Hakuto Co., Ltd.	22,134	204,550
Happinet Corp.	16,100	119,127
Inabata & Co., Ltd.	57,941	475,964
Itochu Enex Co., Ltd.	124,081	637,049
Iwatani Corp.	147,166	517,048
Japan Pulp & Paper Co., Ltd.(a)	127,578	373,737
Kamei Corp.	25,000	191,020
Kanematsu Electronics Ltd.	32,883	423,389
Matsuda Sangyo Co., Ltd.	18,800	234,681
Mitsubishi Shokuhin Co., Ltd.	28,300	704,259
Nagase & Co., Ltd.	79,004	1,006,091
Nippon Gas Co., Ltd.	18,800	212,348
Paltac Corp.	58,141	770,258
Ryoden Trading Co., Ltd.	54,723	353,123
San-Ai Oil Co., Ltd.	8,916	32,941
Sankyo Seiko Co., Ltd.	70,574	247,242
Sinanen Co., Ltd.	116,771	431,419
Tomen Electronics Corp.	9,619	113,393
Trusco Nakayama Corp.	18,300	363,660
Yamazen Corp.	68,606	431,658
Yuasa Trading Co., Ltd.	222,000	386,631

Total Distribution/Wholesale		10,112,172

Diversified Financial Services - 1.4%
GCA Savvian Corp.	19,300	173,503
Ichinen Holdings Co., Ltd	22,200	151,970
Ichiyoshi Securities Co., Ltd.	46,288	547,991
Marusan Securities Co., Ltd.	46,900	286,117
Mito Securities Co., Ltd.	64,000	268,667
Pocket Card Co., Ltd.	31,100	196,615
Tokai Tokyo Financial Holdings, Inc.	202,916	1,380,895
Toyo Securities Co., Ltd.(a)	73,198	221,064

Total Diversified Financial Services		3,226,822

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    109

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2013

Investments	Shares	Value
Electric - 0.1%
Okinawa Electric Power Co., Inc. (The)	8,600	$325,525

Electrical Components & Equipment - 1.6%
Fujikura Ltd.	135,715	480,915
Furukawa Electric Co., Ltd.	234,000	541,803
GS Yuasa Corp.	156,000	647,023
Kyosan Electric Manufacturing Co., Ltd.	61,000	204,490
Nippon Signal Co., Ltd. (The)	31,200	229,913
Nissin Electric Co., Ltd.	45,765	292,553
Takaoka Toko Holdings Co., Ltd.	12,896	201,226
Tatsuta Electric Wire and Cable Co., Ltd.(a)	23,320	219,502
Ushio, Inc.	67,075	883,214

Total Electrical Components & Equipment		3,700,639

Electronics - 4.7%
Azbil Corp.	62,454	1,338,547
Eizo Corp.	18,608	399,566
Enplas Corp.	4,683	346,033
Fujitsu General Ltd.	37,000	359,440
HORIBA Ltd.	18,600	678,764
IDEC Corp.	35,536	341,999
Inaba Denki Sangyo Co., Ltd.(a)	27,094	696,613
Japan Aviation Electronics Industry Ltd.	27,000	260,935
Kaga Electronics Co., Ltd.	32,600	256,639
KOA Corp.	13,347	114,746
Kuroda Electric Co., Ltd.	22,765	302,739
Macnica, Inc.	10,200	231,036
Minebea Co., Ltd.(a)	211,000	768,933
Nichicon Corp.	25,882	248,046
Nidec Copal Corp.(a)	40,000	339,457
Nidec Copal Electronics Corp.	57,100	255,796
Nitto Kogyo Corp.	25,000	457,543
Nohmi Bosai Ltd.	50,971	433,075
OPTEX Co., Ltd.	9,900	159,361
Panasonic Industrial Devices Sunx Co., Ltd.	37,208	149,828
Ryosan Co., Ltd.	32,600	573,335
Sanshin Electronics Co., Ltd.	32,500	196,960
Sanyo Denki Co., Ltd.	32,000	262,546
SIIX Corp.	19,800	236,799
Sodick Co., Ltd.	40,100	194,172
Star Micronics Co., Ltd.	42,434	458,365
Taiyo Yuden Co., Ltd.	22,200	337,688
Tokyo Seimitsu Co., Ltd.	8,400	186,798
UKC Holdings Corp.	10,200	170,146

Total Electronics		10,755,905

Engineering & Construction - 4.5%
Asunaro Aoki Construction Co., Ltd.	36,000	197,151
COMSYS Holdings Corp.	62,913	802,444
Japan Airport Terminal Co., Ltd.	16,700	264,618
Kandenko Co., Ltd.	155,138	662,189
Kitano Construction Corp.	90,651	193,467
Kyowa Exeo Corp.	64,766	727,627
Kyudenko Corp.	18,890	78,918
Maeda Corp.	78,087	385,974
Maeda Road Construction Co., Ltd.	40,694	631,293
Nippo Corp.	35,358	580,905
Nippon Densetsu Kogyo Co., Ltd.	26,000	268,807
Nippon Koei Co., Ltd.	53,000	197,946
Nippon Road Co., Ltd. (The)(a)	40,291	210,105
Nishimatsu Construction Co., Ltd.	173,037	381,488
Okumura Corp.	125,853	481,443
Penta-Ocean Construction Co., Ltd.	44,593	99,659
Shinko Plantech Co., Ltd.	54,908	412,909
Sumitomo Densetsu Co., Ltd.	11,100	159,234
Taihei Dengyo Kaisha Ltd.	32,000	210,681
Taihei Kogyo Co., Ltd.	23,296	85,131
Taikisha Ltd.	20,565	505,145
Takasago Thermal Engineering Co., Ltd.	81,672	688,993
Toda Corp.	72,549	200,845
Toenec Corp.	62,000	301,465
Tokyo Energy & Systems Inc.	37,000	164,262
Toshiba Plant Systems & Services Corp.	33,000	493,663
Totetsu Kogyo Co., Ltd.	13,579	243,188
Toyo Engineering Corp.	62,554	268,894
Tsukishima Kikai Co., Ltd.	19,000	185,342
Yurtec Corp.	82,000	247,647

Total Engineering & Construction		10,331,433

Entertainment - 1.0%
Aeon Fantasy Co., Ltd.(a)	8,800	161,586
Avex Group Holdings, Inc.	33,899	1,066,435
Mars Engineering Corp.	23,000	438,768
Toei Co., Ltd.	51,313	329,569
Tokyotokeiba Co., Ltd.	99,424	339,304

Total Entertainment		2,335,662

Environmental Control - 0.5%
Asahi Holdings, Inc.	41,000	618,291
Daiseki Co., Ltd.	5,407	94,494
Hitachi Zosen Corp.	301,302	424,647

Total Environmental Control		1,137,432

Food - 4.7%
Ariake Japan Co., Ltd.	22,928	558,110
Belc Co., Ltd.	15,300	269,851
Ezaki Glico Co., Ltd.	43,726	415,977
Fuji Oil Co., Ltd.	45,300	782,552
Fujicco Co., Ltd.	34,000	387,799
Itoham Foods, Inc.	89,000	392,430
Izumiya Co., Ltd.	17,970	81,587
J-Oil Mills, Inc.	132,981	412,323
Kasumi Co., Ltd.	49,179	310,912
Kato Sangyo Co., Ltd.	26,816	559,077
Kyokuyo Co., Ltd.	70,000	179,695
Marudai Food Co., Ltd.	142,000	457,442
Maruha Nichiro Holdings, Inc.	234,321	469,420
Mitsui Sugar Co., Ltd.	54,492	172,799
Morinaga & Co., Ltd.	262,439	528,392
Morinaga Milk Industry Co., Ltd.	211,411	617,196
Nichirei Corp.	183,096	947,414
Nippon Beet Sugar Manufacturing Co., Ltd.	162,000	291,921
Nippon Flour Mills Co., Ltd.	139,766	703,508
Nisshin Oillio Group Ltd. (The)(a)	155,477	568,160
Rock Field Co., Ltd.	10,700	202,184
S Foods, Inc.	31,500	285,398
San-A Co., Ltd.	5,700	275,719
Showa Sangyo Co., Ltd.	145,000	446,670
Starzen Co., Ltd.	93,000	243,419
Yokohama Reito Co., Ltd.	42,228	335,409
Yonekyu Corp.	6,020	47,452

Total Food		10,942,816

See Notes to Schedule of Investments.

110    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2013

Investments	Shares	Value
Forest Products & Paper - 0.7%
Daio Paper Corp.	29,478	$167,666
Hokuetsu Kishu Paper Co., Ltd.	167,632	713,830
Pack Corp. (The)	18,400	301,928
Tokushu Tokai Paper Co., Ltd.	128,000	255,137
Tomoku Co., Ltd.	59,000	182,936

Total Forest Products & Paper		1,621,497

Gas - 0.5%
Hokkaido Gas Co., Ltd.	85,000	218,201
Saibu Gas Co., Ltd.	311,362	749,137
Shizuoka Gas Co., Ltd.	36,892	262,944

Total Gas		1,230,282

Hand/Machine Tools - 1.1%
Asahi Diamond Industrial Co., Ltd.	46,600	440,503
Hitachi Koki Co., Ltd.	110,127	879,154
Meidensha Corp.	95,000	322,293
OSG Corp.(a)	41,200	616,331
Union Tool Co.	13,400	239,307

Total Hand/Machine Tools		2,497,588

Healthcare-Products - 0.9%
Hogy Medical Co., Ltd.	8,600	490,884
Mani, Inc.	6,400	220,023
Nihon Kohden Corp.	18,983	724,272
Paramount Bed Holdings Co., Ltd.	12,160	399,070
Topcon Corp.	18,100	183,305

Total Healthcare-Products		2,017,554

Healthcare-Services - 0.3%
Ain Pharmaciez, Inc.	7,100	305,557
BML, Inc.	10,100	255,817
CMIC Holdings Co., Ltd.	10,739	220,002

Total Healthcare-Services		781,376

Home Builders - 0.7%
Misawa Homes Co., Ltd.	13,200	244,904
PanaHome Corp.	119,177	767,839
Takamatsu Construction Group Co., Ltd.	19,400	306,424
Token Corp.	6,620	365,871

Total Home Builders		1,685,038

Home Furnishings - 1.0%
Canon Electronics, Inc.	41,100	750,545
Corona Corp.	24,986	274,422
Foster Electric Co., Ltd.(a)	9,600	157,431
France Bed Holdings Co., Ltd.	158,000	302,210
JVCKENWOOD Corp.(a)	99,700	234,860
Noritz Corp.	24,700	428,181
TOA Corp.	21,852	173,347

Total Home Furnishings		2,320,996

Household Products/Wares - 0.3%
KOKUYO Co., Ltd.	87,403	606,238

Housewares - 0.1%
Noritake Co., Ltd.	105,389	273,724

Internet - 1.3%
CyberAgent, Inc.	310	592,943
GMO Internet, Inc.	61,072	584,068
Gurunavi, Inc.	18,100	182,394
Internet Initiative Japan, Inc.	5,700	218,911
Macromill, Inc.(a)	43,368	256,274
Monex Group, Inc.	1,055	380,750
Start Today Co., Ltd.	36,101	705,048

Total Internet		2,920,388

Iron/Steel - 1.0%
Aichi Steel Corp.	133,480	589,900
Daido Metal Co., Ltd.	28,000	190,547
Kurimoto Ltd.	58,000	147,138
Kyoei Steel Ltd.	18,414	271,386
Nisshin Steel Holdings Co., Ltd.	25,951	200,899
Topy Industries Ltd.	160,000	314,089
Toyo Kohan Co., Ltd.	73,905	248,495
Yodogawa Steel Works Ltd.	108,035	429,595

Total Iron/Steel		2,392,049

Leisure Time - 0.9%
Daikoku Denki Co., Ltd.	19,300	368,766
Dunlop Sports Co., Ltd.	35,538	401,048
Mizuno Corp.	86,616	469,986
Round One Corp.	88,737	537,773
Tokyo Dome Corp.	42,000	259,606

Total Leisure Time		2,037,179

Lodging - 0.4%
Resorttrust, Inc.	27,554	866,827

Machinery-Construction & Mining - 0.4%
Modec, Inc.	19,704	574,051
Tadano Ltd.	30,000	383,551

Total Machinery-Construction & Mining		957,602

Machinery-Diversified - 2.7%
Aida Engineering Ltd.	57,900	441,820
Anest Iwata Corp.	37,000	171,339
Chugai Ro Co., Ltd.	65,000	165,551
CKD Corp.	26,141	225,791
Daifuku Co., Ltd.	54,204	395,064
Daihen Corp.	63,000	271,445
Daiwa Industries Ltd.	24,000	131,192
Denyo Co., Ltd.	12,200	175,996
Eagle Industry Co., Ltd.	17,000	211,356
Furukawa Co., Ltd.	132,000	223,245
Iseki & Co., Ltd.	60,000	172,145
Makino Milling Machine Co., Ltd.	44,578	261,181
Miura Co., Ltd.	21,724	540,612
Nippon Sharyo Ltd.	59,438	285,417
Nippon Thompson Co., Ltd.	49,051	251,341
Obara Group, Inc.	8,279	250,033
OKUMA Corp.	56,852	428,672
Organo Corp.	4,465	22,385
Sintokogio, Ltd.	26,300	217,898
Torishima Pump Manufacturing Co., Ltd.	20,700	169,001
Toshiba Machine Co., Ltd.	76,806	375,003
Toyo Kanetsu K.K.	50,558	126,223
Tsubakimoto Chain Co.	77,228	455,586
Tsugami Corp.(a)	50,000	289,928

Total Machinery-Diversified		6,258,224

Media - 0.7%
Gakken Holdings Co., Ltd.	37,789	104,235
Kadokawa Group Holdings, Inc.(a)	11,900	380,355
TV Asahi Corp.	39,100	844,703
TV TOKYO Holdings Corp.	15,400	264,483

Total Media		1,593,776

Metal Fabricate/Hardware - 1.7%
Daiichi Jitsugyo Co., Ltd.	44,000	186,923

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    111

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2013

Investments	Shares	Value
Furukawa-Sky Aluminum Corp.(a)	105,204	$285,952
Hanwa Co., Ltd.	192,114	729,118
Kitz Corp.	40,089	199,365
Nachi-Fujikoshi Corp.	96,000	431,993
Neturen Co., Ltd.	28,700	199,934
Nippon Steel Trading Co., Ltd.(a)	119,000	309,075
Oiles Corp.	20,193	418,151
Onoken Co., Ltd.	13,600	126,505
Ryobi Ltd.	120,000	346,706
Shinsho Corp.	96,000	181,688
Tocalo Co., Ltd.	14,000	185,333
Toho Zinc Co., Ltd.	83,967	240,908

Total Metal Fabricate/Hardware		3,841,651

Mining - 0.8%
Mitsui Mining & Smelting Co., Ltd.	230,000	488,549
Nippon Coke & Engineering Co., Ltd.	21,673	22,691
Nippon Denko Co., Ltd.	27,641	75,965
Nittetsu Mining Co., Ltd.	58,000	223,043
OSAKA Titanium Technologies Co.(a)	13,300	237,254
Pacific Metals Co., Ltd.(a)	59,000	243,519
Sumitomo Light Metal Industries Ltd.	629,000	576,222

Total Mining		1,867,243

Miscellaneous Manufacturing - 1.5%
Amano Corp.	59,435	625,254
Bando Chemical Industries Ltd.	59,787	216,674
JSP Corp.	19,096	284,128
Mitsuboshi Belting Co., Ltd.	31,092	146,485
Morita Holdings Corp.	30,097	252,992
Nikkiso Co., Ltd.	25,000	327,427
Nippon Valqua Industries Ltd.(a)	60,688	153,958
Nitta Corp.	13,600	268,618
Ohara Inc.	17,000	117,230
Okamoto Industries, Inc.	8,436	25,817
Shin-Etsu Polymer Co., Ltd.	6,785	21,243
Tamron Co., Ltd.(a)	21,166	442,135
Tokai Rubber Industries Ltd.	58,200	522,619

Total Miscellaneous Manufacturing		3,404,580

Office Furnishings - 0.2%
Itoki Corp.	29,300	158,984
Okamura Corp.	60,676	409,251

Total Office Furnishings		568,235

Office/Business Equipment - 0.7%
Riso Kagaku Corp.	17,084	377,848
Sato Holdings Corp.(a)	19,138	356,616
Toshiba TEC Corp.	129,655	698,298
Uchida Yoko Co., Ltd.	56,000	161,232

Total Office/Business Equipment		1,593,994

Packaging & Containers - 0.9%
Achilles Corp.	131,000	168,802
Fuji Seal International, Inc.	17,005	479,156
Fujimori Kogyo Co., Ltd.	7,500	221,599
Hokkan Holdings Ltd.	54,000	167,977
Nihon Yamamura Glass Co., Ltd.	113,000	194,524
Rengo Co., Ltd.	190,000	912,367

Total Packaging & Containers		2,144,425

Pharmaceuticals - 3.0%
Fuji Pharma Co., Ltd.	7,900	151,264
Fuso Pharmaceutical Industries Ltd.	6,911	21,846
Kaken Pharmaceutical Co., Ltd.	84,261	1,247,777
KYORIN Holdings, Inc.	46,085	1,057,772
Mochida Pharmaceutical Co., Ltd.	74,055	940,085
Nichi-Iko Pharmaceutical Co., Ltd.	18,400	395,470
Nippon Shinyaku Co., Ltd.	28,000	465,657
Sawai Pharmaceutical Co., Ltd.	6,712	800,697
Ship Healthcare Holdings, Inc.	10,671	392,099
Toho Holdings Co., Ltd.	22,600	373,121
Towa Pharmaceutical Co., Ltd.	9,500	386,369
Vital Ksk Holdings, Inc.	35,484	267,912
ZERIA Pharmaceutical Co., Ltd.	26,000	393,919

Total Pharmaceuticals		6,893,988

Real Estate - 1.5%
Airport Facilities Co., Ltd.	51,719	305,623
Arnest One Corp.	44,785	878,252
Daikyo, Inc.	145,000	433,533
Heiwa Real Estate Co., Ltd.	19,768	329,151
Jowa Holdings Co., Ltd.	15,200	357,449
NAC Co., Ltd.	9,400	156,044
Pressance Corp.	5,700	166,464
Relo Holdings, Inc.	10,270	506,599
Sanyo Housing Nagoya Co., Ltd.	18,000	215,453

Total Real Estate		3,348,568

Retail - 11.0%
Alpen Co., Ltd.	26,221	503,646
AOKI Holdings, Inc.	21,177	637,431
Arcland Sakamoto Co., Ltd.	13,196	205,110
Arcs Co., Ltd.	34,594	675,268
ASKUL Corp.	29,165	537,880
Belluna Co., Ltd.	32,542	345,944
Cawachi Ltd.	15,900	329,893
Chiyoda Co., Ltd.	30,491	779,349
Citizen Holdings Co., Ltd.	139,500	778,004
Create SD Holdings Co., Ltd	9,900	318,921
DCM Holdings Co., Ltd.	109,145	855,931
Doutor Nichires Holdings Co., Ltd.	32,653	459,874
EDION Corp.(a)	55,939	317,045
Fuji Co., Ltd.	14,700	266,371
Gulliver International Co., Ltd.	64,960	435,530
H2O Retailing Corp.	85,000	775,255
Heiwado Co., Ltd.	29,563	496,710
Honeys Co., Ltd.(a)	23,280	254,513
Ichibanya Co., Ltd.	7,823	270,519
Izumi Co., Ltd.	34,000	916,958
Joshin Denki Co., Ltd.	40,000	333,820
Keiyo Co., Ltd.(a)	51,720	250,959
Kohnan Shoji Co., Ltd.	33,100	375,534
Komeri Co., Ltd.	24,237	608,029
Konaka Co., Ltd.	25,000	273,569
K’s Holdings Corp.	33,174	1,051,977
Maruetsu, Inc. (The)	83,000	255,680
Matsumotokiyoshi Holdings Co., Ltd.	29,800	859,786
Megane Top Co., Ltd.	16,400	228,495
MOS Food Services, Inc.	13,500	249,791
G Co., Ltd.	11,800	342,234
Parco Co., Ltd.	55,027	557,278
Plenus Co., Ltd.	39,468	648,033
Point, Inc.(a)	17,819	854,759
Right On Co., Ltd.	26,500	239,830
Saizeriya Co., Ltd.	24,300	328,778
Seiko Holdings Corp.	37,000	149,363
Senshukai Co., Ltd.(a)	31,376	270,377
Shimachu Co., Ltd.	37,564	922,319

See Notes to Schedule of Investments.

112    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2013

Investments	Shares	Value
St. Marc Holdings Co., Ltd.	7,359	$331,520
Studio Alice Co., Ltd.(a)	15,660	221,969
Toridoll.Corp.	17,999	186,450
Tsuruha Holdings, Inc.	7,881	744,980
United Arrows Ltd.	18,129	756,478
UNY Group Holdings Co., Ltd.	229,800	1,545,341
Valor Co., Ltd.	26,491	491,764
Watami Co., Ltd.(a)	21,429	380,107
Welcia Holdings Co., Ltd.	6,200	283,676
Xebio Co., Ltd.	25,689	525,495
Yellow Hat Ltd.	12,200	246,002
Zensho Holdings Co., Ltd.(a)	55,119	628,124

Total Retail		25,302,669

Semiconductors - 0.9%
Axell Corp.	19,600	360,292
Lasertec Corp.	13,400	169,700
MegaChips Corp.	18,000	246,258
Mimasu Semiconductor Industry Co., Ltd.	10,727	89,954
Miraial Co., Ltd.	11,100	173,872
Sanken Electric Co., Ltd.*	41,000	192,752
Shinko Electric Industries Co., Ltd.	75,253	880,294

Total Semiconductors		2,113,122

Shipbuilding - 0.2%
Mitsui Engineering & Shipbuilding Co., Ltd.	268,404	391,791

Software - 1.5%
Capcom Co., Ltd.	51,213	827,471
Fuji Soft, Inc.	4,756	99,827
IT Holdings Corp.	42,000	557,266
Nihon Unisys, Ltd.	41,900	313,823
Square Enix Holdings Co., Ltd.(a)	82,200	988,039
SRA Holdings, Inc.	23,600	250,884
Systena Corp.	35,400	264,426
Zenrin Co., Ltd.	21,387	236,401

Total Software		3,538,137

Storage/Warehousing - 0.4%
Mitsui-Soko Co., Ltd.(a)	63,090	312,481
Sumitomo Warehouse Co., Ltd. (The)	100,538	573,866

Total Storage/Warehousing		886,347

Telecommunications - 0.9%
Denki Kogyo Co., Ltd.	34,000	181,064
Hitachi Kokusai Electric, Inc.	51,948	622,320
ITC Networks Corp.	48,300	431,289
T-Gaia Corp.	84,500	797,065

Total Telecommunications		2,031,738

Textiles - 1.4%
Fujibo Holdings, Inc.	85,000	203,654
Japan Vilene Co., Ltd.	54,000	272,895
Komatsu Seiren Co., Ltd.	28,000	135,300
Kurabo Industries Ltd.	138,766	223,512
Nisshinbo Holdings, Inc.	101,000	718,850
Nitto Boseki Co., Ltd.	102,996	320,388
Seiren Co., Ltd.	41,111	256,181
Teikoku Sen-I Co., Ltd.	26,000	189,500
Toyobo Co., Ltd.	566,531	861,189

Total Textiles		3,181,469

Toys/Games/Hobbies - 0.2%
TOMY Co., Ltd.	74,277	346,953

Transportation - 3.4%
Fuji Kyuko Co., Ltd.(a)	36,005	363,548
Fukuyama Transporting Co., Ltd.(a)	141,059	816,519
Hitachi Transport System Ltd.	46,500	763,960
Japan Transcity Corp.	61,000	189,752
Kawasaki Kisen Kaisha Ltd.	304,000	618,191
Kintetsu World Express, Inc.	10,283	411,486
Maruzen Showa Unyu Co., Ltd.	70,000	243,821
Nippon Konpo Unyu Soko Co., Ltd.	48,060	803,621
Nishi-Nippon Railroad Co., Ltd.	190,000	738,310
Sankyu, Inc.	158,532	596,879
Seino Holdings Corp.	74,560	653,014
Senko Co., Ltd.(a)	105,156	538,827
Shibusawa Warehouse Co., Ltd. (The)	34,000	143,414
Sotetsu Holdings, Inc.	212,000	764,041
Yusen Logistics Co., Ltd.	24,800	224,195

Total Transportation		7,869,578

TOTAL COMMON STOCKS (Cost: $225,225,895)		230,309,111

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%

United States - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $13,348,902)(c)	13,348,902	13,348,902

TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $238,574,797)(d)		243,658,013
Liabilities in Excess of Cash and Other Assets - (5.7)%		(13,151,725)

NET ASSETS - 100.0%		$230,506,288

*	Non-income producing security
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $12,418,930 and the total market value of the collateral held by the Fund was $13,348,902.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    113

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 96.6%

Australia - 21.8%
AGL Energy Ltd.	683	$9,053
Amcor Ltd.	22,835	211,947
AMP Ltd.	9,364	36,428
Aurizon Holdings Ltd.	12,324	46,928
Australia & New Zealand Banking Group Ltd.	39,642	1,037,063
BHP Billiton Ltd.	76,034	2,183,281
Brambles Ltd.	30,364	259,593
Caltex Australia Ltd.	4,490	74,184
Coca-Cola Amatil Ltd.	10,686	124,322
Commonwealth Bank of Australia	24,946	1,579,679
Computershare Ltd.	12,184	114,537
Crown Ltd.	14,834	164,433
CSL Ltd.	4,000	225,469
Insurance Australia Group Ltd.	25,990	129,417
Leighton Holdings Ltd.	9,354	132,286
Macquarie Group Ltd.	3,556	136,286
National Australia Bank Ltd.	34,787	945,079
Origin Energy Ltd.	22,203	255,467
QBE Insurance Group Ltd.	458	6,326
Ramsay Health Care Ltd.	213	6,982
Rio Tinto Ltd.	10,203	489,100
Santos Ltd.	19,416	222,689
Sonic Healthcare Ltd.	7,563	102,527
Suncorp Group Ltd.	18,943	206,687
Sydney Airport Ltd.	51,267	158,614
Telstra Corp., Ltd.	512,565	2,237,972
Wesfarmers Ltd.	36,843	1,335,480
Wesfarmers Ltd. PPS	188	6,942
Westpac Banking Corp.	52,036	1,375,588
Woodside Petroleum Ltd.	21,598	692,138
Woolworths Ltd.	28,392	852,687

Total Australia		15,359,184

China - 10.2%
Agricultural Bank of China Ltd. Class H	196,000	80,863
Bank of China Ltd. Class H	707,100	290,813
Bank of Communications Co., Ltd. Class H	211,787	136,525
China CITIC Bank Corp., Ltd. Class H	124,500	57,464
China Construction Bank Corp. Class H	3,858,100	2,730,791
China Life Insurance Co., Ltd. Class H	36,029	85,470
China Longyuan Power Group Corp. Class H	90,800	94,121
China Merchants Bank Co., Ltd. Class H	83,500	139,519
China Minsheng Banking Corp., Ltd. Class H	65,467	64,063
China National Building Material Co., Ltd. Class H	21,100	18,906
China Pacific Insurance (Group) Co., Ltd. Class H	22,671	72,342
China Petroleum & Chemical Corp. Class H	1,149,020	808,840
China Shenhua Energy Co., Ltd. Class H	71,900	183,543
China Telecom Corp., Ltd. Class H	895,800	427,322
Dongfeng Motor Group Co., Ltd. Class H	136,000	181,652
Great Wall Motor Co., Ltd. Class H	10,000	43,126
Guangzhou R&F Properties Co., Ltd. Class H	65,500	94,749
Industrial & Commercial Bank of China, Ltd. Class H	1,033,900	651,823
PetroChina Co., Ltd. Class H	718,000	763,697
PICC Property & Casualty Co., Ltd. Class H	134,966	152,256
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	34,986
Sinopharm Group Co., Ltd. Class H	15,100	37,924

Total China		7,150,795

Hong Kong - 20.4%
AIA Group Ltd.	46,325	196,197
Bank of East Asia Ltd.	17,800	64,142
Beijing Enterprises Holdings Ltd.	13,000	93,607
BOC Hong Kong Holdings Ltd.	160,109	492,319
Cathay Pacific Airways Ltd.	55,000	96,154
Cheung Kong Holdings Ltd.	21,277	288,582
China Merchants Holdings International Co., Ltd.	44,592	138,841
China Mobile Ltd.	571,030	5,963,298
China Overseas Land & Investment Ltd.	45,065	118,235
China Resources Power Holdings Co., Ltd.	66,218	157,769
China Unicom Hong Kong Ltd.	249,948	331,917
CLP Holdings Ltd.	69,366	561,181
CNOOC Ltd.	1,077,262	1,827,763
Fosun International Ltd.	177,500	130,213
Guangdong Investment Ltd.	148,000	128,225
Hang Lung Group Ltd.	13,000	69,891
Hang Lung Properties Ltd.	20,000	69,749
Hang Seng Bank Ltd.	14,103	208,554
Henderson Land Development Co., Ltd.	23,700	141,473
HKT Trust and HKT Ltd.	210,030	201,464
Hong Kong & China Gas Co., Ltd.	109,326	267,242
Hutchison Whampoa Ltd.	78,027	820,373
Hysan Development Co., Ltd.	12,000	52,061
Lenovo Group Ltd.	86,000	77,946
MTR Corp., Ltd.	108,265	399,206
New World Development Co., Ltd.	11,557	16,003
Power Assets Holdings Ltd.	49,579	427,628
Sino Land Co., Ltd.	96,924	136,457
SJM Holdings Ltd.	110,432	268,522
Sun Art Retail Group Ltd.	111,500	161,291
Sun Hung Kai Properties Ltd.	12,534	161,758
Swire Properties Ltd.	28,200	83,440
Techtronic Industries Co., Ltd.	8,500	20,339
Wharf Holdings Ltd.	20,350	171,062
Wheelock & Co., Ltd.	9,000	45,137

Total Hong Kong		14,388,039

Indonesia - 4.4%
PT Astra International Tbk	810,461	571,610
PT Bank Central Asia Tbk	181,500	182,871
PT Bank Danamon Indonesia Tbk	51,848	30,560
PT Bank Mandiri Persero Tbk	234,300	212,463
PT Bank Rakyat Indonesia Persero Tbk	204,000	159,295
PT Charoen Pokphand Indonesia Tbk*	61,953	32,147
PT Gudang Garam Tbk	14,800	75,454
PT Indocement Tunggal Prakarsa Tbk	50,500	124,405
PT Indofood CBP Sukses Makmur Tbk	41,500	51,013
PT Indofood Sukses Makmur Tbk	153,500	113,675
PT Kalbe Farma Tbk	352,000	51,071
PT Perusahaan Gas Negara Persero Tbk	633,400	366,957
PT Semen Indonesia Persero Tbk	153,300	264,124
PT Telekomunikasi Indonesia Persero Tbk	458,000	519,144
PT Unilever Indonesia Tbk	123,000	381,083

Total Indonesia		3,135,872

See Notes to Schedule of Investments.

114    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2013

Investments	Shares	Value
Malaysia - 7.0%
AMMB Holdings Bhd	46,500	$108,027
Astro Malaysia Holdings Bhd	7,300	7,001
Axiata Group Bhd	153,400	321,900
British American Tobacco Malaysia Bhd	9,000	169,774
CIMB Group Holdings Bhd	41,100	107,709
DiGi.Com Bhd	202,700	305,381
Felda Global Ventures Holdings Bhd	73,700	105,436
Genting Bhd	22,800	75,338
Genting Malaysia Bhd	114,000	140,358
IOI Corp. Bhd	138,200	237,951
Kuala Lumpur Kepong Bhd	6,600	45,372
Malayan Banking Bhd	182,900	602,045
Maxis Bhd	282,300	613,832
Nestle (Malaysia) Bhd	4,500	95,426
Petronas Chemicals Group Bhd	206,600	432,882
Petronas Dagangan Bhd	28,400	227,416
Petronas Gas Bhd	30,200	199,772
PPB Group Bhd	21,800	97,701
Public Bank Bhd	40,700	218,217
Sime Darby Bhd	110,400	334,747
Telekom Malaysia Bhd	69,000	117,930
Tenaga Nasional Bhd	98,800	259,235
YTL Corp. Bhd	216,900	113,959

Total Malaysia		4,937,409

Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	118,260	137,422
Aboitiz Power Corp.	178,500	143,792
Alliance Global Group, Inc.*	108,100	58,554
Globe Telecom, Inc.	3,715	138,453
JG Summit Holdings, Inc.	30,579	28,314
Manila Electric Co.	26,240	200,323
Philippine Long Distance Telephone Co.	6,515	443,382
SM Investments Corp.	6,485	160,624
Universal Robina Corp.	23,860	69,039

Total Philippines		1,379,903

Singapore - 6.5%
City Developments Ltd.	5,000	42,182
DBS Group Holdings Ltd.	29,017	354,619
Global Logistic Properties Ltd.	7,000	15,178
Hutchison Port Holdings Trust Class U	506,995	372,641
Jardine Cycle & Carriage Ltd.	6,676	223,761
Keppel Corp., Ltd.	59,235	485,724
Oversea-Chinese Banking Corp., Ltd.	34,517	272,152
SembCorp Industries Ltd.	58,116	226,819
SembCorp Marine Ltd.	55,757	189,916
Singapore Airlines Ltd.	557	4,453
Singapore Exchange Ltd.	1,869	10,360
Singapore Press Holdings Ltd.	60,000	197,272
Singapore Technologies Engineering Ltd.	82,625	272,963
Singapore Telecommunications Ltd.	500,577	1,487,957
StarHub Ltd.	64,000	210,928
United Overseas Bank Ltd.	11,574	181,234

Total Singapore		4,548,159

South Korea - 5.8%
E-Mart Co., Ltd.	474	83,424
Hana Financial Group, Inc.	1,890	55,026
Hanwha Life Insurance Co., Ltd.	16,260	93,683
Hyundai Glovis Co., Ltd.	460	77,939
Hyundai Mobis	659	157,530
Hyundai Motor Co.	1,645	324,809
Hyundai Steel Co.	2,596	145,933
Industrial Bank of Korea	240	2,301
Kangwon Land, Inc.	5,240	144,988
KB Financial Group, Inc.	102	3,055
Kia Motors Corp.	4,047	220,059
Korea Zinc Co., Ltd.	489	118,605
KT Corp. ADR	17,235	267,487
KT Corp.	1,100	34,482
KT&G Corp.	3,048	198,031
LG Chem Ltd.	35	7,754
LG Corp.	1,033	57,437
LG Electronics, Inc.	724	46,278
LG Household & Health Care Ltd.	66	32,247
Lotte Shopping Co., Ltd.	47	14,610
NHN Corp.	54	13,736
POSCO	791	206,745
Samsung Electro-Mechanics Co., Ltd.	699	53,310
Samsung Electronics Co., Ltd.	511	600,466
Samsung Fire & Marine Insurance Co., Ltd.	363	74,059
Samsung Heavy Industries Co., Ltd.	4,160	130,404
Samsung Life Insurance Co., Ltd.	1,461	138,162
Samsung SDI Co., Ltd.	18	2,151
Shinhan Financial Group Co., Ltd.	104	3,424
SK Holdings Co., Ltd.	779	115,617
SK Innovation Co., Ltd.	627	74,391
SK Telecom Co., Ltd. ADR(a)	19,400	394,402
SK Telecom Co., Ltd.	650	119,522
S-Oil Corp.	283	18,139
Woori Finance Holdings Co., Ltd.	8,360	77,228

Total South Korea		4,107,434

Taiwan - 12.4%
Advanced Semiconductor Engineering, Inc.	76,175	63,922
Asustek Computer, Inc.	20,740	178,537
Cathay Financial Holding Co., Ltd.	20,000	27,293
Cheng Shin Rubber Industry Co., Ltd.	46,912	148,072
China Steel Corp.	155,742	127,572
Chunghwa Telecom Co., Ltd.	270,000	918,888
CTBC Financial Holding Co., Ltd.	75,000	46,420
Delta Electronics, Inc.	63,000	286,927
Far Eastern New Century Corp.	109,517	118,393
Far EasTone Telecommunications Co., Ltd.	71,000	190,701
First Financial Holding Co., Ltd.	57,000	33,758
Formosa Chemicals & Fibre Corp.	145,000	355,594
Formosa Petrochemical Corp.	126,000	321,611
Formosa Plastics Corp.	171,000	413,650
Fubon Financial Holding Co., Ltd.	102,803	140,119
Hon Hai Precision Industry Co., Ltd.	147,150	363,321
HTC Corp.	83,450	665,462
Hua Nan Financial Holdings Co., Ltd.	28,121	15,763
MediaTek, Inc.	22,000	255,814
Mega Financial Holding Co., Ltd.	55,128	41,846
Nan Ya Plastics Corp.	223,000	470,241
President Chain Store Corp.	24,000	157,352
Quanta Computer, Inc.	166,000	360,015
Taiwan Cement Corp.	185,000	227,770
Taiwan Mobile Co., Ltd.	100,100	395,777
Taiwan Semiconductor Manufacturing Co., Ltd.	533,000	1,974,008
Uni-President Enterprises Corp.	83,749	163,189
United Microelectronics Corp.	450,000	217,710

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    115

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2013

Investments	Shares	Value
Yuanta Financial Holding Co., Ltd.	77,000	$40,079

Total Taiwan		8,719,804

Thailand - 6.1%
Advanced Info Service PCL	86,600	787,400
Airports of Thailand PCL NVDR	13,182	71,616
Bangkok Bank PCL NVDR	23,100	151,939
Central Pattana PCL NVDR	26,278	38,127
Charoen Pokphand Foods PCL	364,000	302,209
CP ALL PCL	102,500	128,889
PTT Exploration & Production PCL	134,213	685,886
PTT Global Chemical PCL	205,294	456,724
PTT PCL NVDR	61,600	665,356
Shin Corp. PCL NVDR	80,485	225,768
Siam Cement PCL NVDR	27,471	395,037
Siam Commercial Bank PCL	29,800	165,262
Siam Makro PCL NVDR	3,429	86,236
Total Access Communication PCL NVDR	40,000	148,315

Total Thailand		4,308,764

TOTAL COMMON STOCKS (Cost: $63,037,036)		68,035,363

EXCHANGE-TRADED FUNDS & NOTES - 2.7%

United States - 2.7%
iPath MSCI India Index ETN*(a)	29,902	1,600,355
WisdomTree Global ex-U.S. Real Estate Fund(a)(b)	9,868	268,903

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $1,874,220)		1,869,258

RIGHTS - 0.0%

Hong Kong - 0.0%
New World Development Co., Ltd., expiring 8/29/13*† (Cost: $0)	1,456	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $946,065)(d)	946,065	946,065

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $65,857,321)(e)		70,850,686
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.6)%		(417,660)

NET ASSETS - 100.0%		$70,433,026

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
NVDR	-	Non-Voting Depositary Receipt
PPS	-	Price Protected Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $920,742 and the total market value of the collateral held by the Fund was $946,065.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

116    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 99.7%

Agriculture - 1.2%
GrainCorp Ltd. Class A	64,521	$742,376

Banks - 11.5%
Australia & New Zealand Banking Group Ltd.	65,498	1,713,474
Commonwealth Bank of Australia	27,894	1,766,358
National Australia Bank Ltd.	68,762	1,868,098
Westpac Banking Corp.	68,478	1,810,238

Total Banks		7,158,168

Beverages - 2.7%
Coca-Cola Amatil Ltd.	102,685	1,194,648
Treasury Wine Estates Ltd.	98,085	522,532

Total Beverages		1,717,180

Biotechnology - 0.6%
CSL Ltd.	6,362	358,609

Building Materials - 2.9%
Adelaide Brighton Ltd.	428,418	1,294,103
Boral Ltd.	131,193	505,569

Total Building Materials		1,799,672

Chemicals - 3.4%
DuluxGroup Ltd.	253,205	975,757
Incitec Pivot Ltd.	435,153	1,139,188

Total Chemicals		2,114,945

Coal - 0.6%
Whitehaven Coal Ltd.(a)	183,031	385,336

Commercial Services - 3.1%
Brambles Ltd.	74,613	637,894
Navitas Ltd.	175,692	927,930
Qube Holdings Ltd.	247,846	377,732

Total Commercial Services		1,943,556

Computers - 0.9%
Computershare Ltd.	61,559	578,694

Diversified Financial Services - 1.7%
Macquarie Group Ltd.	27,588	1,057,330

Electric - 3.6%
AGL Energy Ltd.	95,016	1,259,368
Origin Energy Ltd.	87,671	1,008,738

Total Electric		2,268,106

Engineering & Construction - 6.4%
Downer EDI Ltd.	214,455	704,722
Leighton Holdings Ltd.	69,617	984,535
Sydney Airport Ltd.(a)	360,010	1,113,829
WorleyParsons Ltd.	65,227	1,163,661

Total Engineering & Construction		3,966,747

Entertainment - 6.4%
Aristocrat Leisure Ltd.	106,220	416,138
TABCORP Holdings Ltd.	641,167	1,790,022
Tatts Group Ltd.	615,267	1,785,296

Total Entertainment		3,991,456

Food - 4.9%
Metcash Ltd.	589,939	1,900,803
Woolworths Ltd.	38,647	1,160,671

Total Food		3,061,474

Gas - 0.9%
Envestra Ltd.	628,646	572,554

Healthcare-Products - 1.5%
Cochlear Ltd.	16,553	935,017

Healthcare-Services - 3.6%
Primary Health Care Ltd.	151,994	665,031
Ramsay Health Care Ltd.	16,593	543,897
Sonic Healthcare Ltd.	78,122	1,059,048

Total Healthcare-Services		2,267,976

Insurance - 6.7%
AMP Ltd.	286,535	1,114,689
Insurance Australia Group Ltd.	253,303	1,261,324
QBE Insurance Group Ltd.	52,839	729,846
Suncorp Group Ltd.	99,195	1,082,314

Total Insurance		4,188,173

Internet - 2.7%
carsales.com Ltd.	97,819	844,349
REA Group Ltd.	13,177	332,055
Seek Ltd.	61,414	509,873

Total Internet		1,686,277

Leisure Time - 1.4%
Flight Centre Ltd.(a)	23,486	845,513

Lodging - 1.7%
Crown Ltd.	60,361	669,095
Echo Entertainment Group Ltd.	136,989	383,702

Total Lodging		1,052,797

Media - 2.3%
Seven West Media Ltd.	841,483	1,463,478

Mining - 8.5%
BHP Billiton Ltd.	31,437	902,699
Iluka Resources Ltd.(a)	91,458	836,324
Mineral Resources Ltd.	182,155	1,375,569
Newcrest Mining Ltd.	49,400	446,305
Orica Ltd.	50,561	955,703
Rio Tinto Ltd.	15,857	760,135

Total Mining		5,276,735

Miscellaneous Manufacturing - 2.5%
ALS Ltd./Queensland(a)	129,652	1,136,926
Ansell Ltd.(a)	27,455	443,059

Total Miscellaneous Manufacturing		1,579,985

Oil & Gas - 4.1%
Beach Energy Ltd.	484,527	503,386
Caltex Australia Ltd.	24,476	404,394
Santos Ltd.	53,721	616,144
Woodside Petroleum Ltd.	32,564	1,043,559

Total Oil & Gas		2,567,483

Packaging & Containers - 1.3%
Amcor Ltd.	85,753	795,929

Retail - 5.6%
Harvey Norman Holdings Ltd.(a)	414,670	967,899
Wesfarmers Ltd.	33,110	1,200,167
Wesfarmers Ltd. PPS	35,863	1,324,249

Total Retail		3,492,315

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    117

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2013

Investments	Shares	Value
Telecommunications - 3.7%
Telstra Corp., Ltd.	404,479	$1,766,045
TPG Telecom Ltd.	166,485	536,420

Total Telecommunications		2,302,465

Transportation - 3.3%
Aurizon Holdings Ltd.	130,819	498,140
Toll Holdings Ltd.	317,207	1,544,691

Total Transportation		2,042,831

TOTAL COMMON STOCKS (Cost: $60,119,511)		62,213,177

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.3%

United States - 6.3%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $3,937,266)(c)	3,937,266	3,937,266

TOTAL INVESTMENTS IN SECURITIES - 106.0% (Cost: $64,056,777)(d)		66,150,443
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.0)%		(3,724,091)

NET ASSETS - 100.0%		$62,426,352

PPS	-	Price Protected Shares

(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $3,740,336 and the total market value of the collateral held by the Fund was $3,937,266.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

118    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 12.3%
Amcor Ltd.	46,839	$434,743
AMP Ltd.	73,208	284,797
Australia & New Zealand Banking Group Ltd.	110,024	2,878,306
BHP Billiton Ltd.	81,485	2,339,804
Brambles Ltd.	25,819	220,736
Commonwealth Bank of Australia	64,841	4,105,987
Macquarie Group Ltd.	10,246	392,685
National Australia Bank Ltd.	110,949	3,014,218
Origin Energy Ltd.	15,098	173,717
Rio Tinto Ltd.	13,338	639,382
Santos Ltd.	25,663	294,338
Suncorp Group Ltd.	45,636	497,933
Telstra Corp., Ltd.	624,666	2,727,430
Wesfarmers Ltd.	52,251	1,893,987
Westpac Banking Corp.	150,224	3,971,219
Woodside Petroleum Ltd.	20,258	649,196
Woolworths Ltd.	38,873	1,167,459

Total Australia		25,685,937

Austria - 0.2%
Erste Group Bank AG	6,692	178,365
OMV AG	4,372	197,198

Total Austria		375,563

Belgium - 0.9%
Anheuser-Busch InBev N.V.	17,602	1,564,759
Solvay S.A.(a)	2,256	295,299

Total Belgium		1,860,058

Denmark - 0.4%
Novo Nordisk A/S Class B	5,192	808,005

Finland - 0.8%
Fortum Oyj	39,821	745,363
Kone Oyj Class B	8,523	676,349
Sampo Class A	5,176	201,437

Total Finland		1,623,149

France - 11.8%
Air Liquide S.A.	5,554	684,901
Alstom S.A.*	6,059	198,155
AXA S.A.	63,693	1,249,735
BNP Paribas S.A.	20,323	1,108,847
Carrefour S.A.	25,885	710,953
Casino Guichard Perrachon S.A.	4,303	402,546
Christian Dior S.A.	1,224	197,286
Cie Generale des Etablissements Michelin	2,301	205,479
Compagnie de Saint-Gobain	12,602	509,440
Danone	11,644	872,710
EDF S.A.	71,387	1,654,951
France Telecom S.A.	93,479	883,125
GDF Suez	119,440	2,335,796
Groupe Fnac S.A.*	262	5,551
Hermes International	942	303,666
Kering	2,121	430,502
L’Oreal S.A.	5,927	972,656
LVMH Moet Hennessy Louis Vuitton S.A.	6,157	996,395
Natixis	46,704	195,237
Pernod-Ricard S.A.	4,562	505,169
Renault S.A.	2,783	187,024
Safran S.A.	7,478	390,026
Sanofi	29,704	3,074,186
Schneider Electric S.A.	9,842	712,960
Societe Generale S.A.	5,542	190,179
Total S.A.(a)	80,246	3,912,060
Unibail-Rodamco SE	899	209,173
Vinci S.A.	14,517	727,529
Vivendi S.A.	41,722	789,080

Total France		24,615,317

Germany - 9.0%
Adidas AG	5,281	570,715
Allianz SE	10,640	1,552,462
BASF SE	19,099	1,703,796
Bayer AG	12,933	1,377,321
Bayerische Motoren Werke AG	13,070	1,141,323
Continental AG	1,586	211,516
Daimler AG	27,085	1,636,570
Deutsche Bank AG	8,762	366,222
Deutsche Boerse AG	5,750	377,967
Deutsche Post AG	41,263	1,024,173
Deutsche Telekom AG	164,955	1,922,031
E.ON SE	68,518	1,123,085
Fresenius Medical Care AG & Co. KGaA	882	62,517
Linde AG	3,485	649,372
Muenchener Rueckversicherungs AG	6,456	1,186,604
RWE AG	6,280	200,158
SAP AG	14,839	1,085,169
Siemens AG	18,754	1,892,903
Volkswagen AG	3,709	721,966

Total Germany		18,805,870

Hong Kong - 6.3%
BOC Hong Kong Holdings Ltd.	316,500	973,206
Cheung Kong Holdings Ltd.	60,000	813,785
China Mobile Ltd.	464,486	4,850,653
China Overseas Land & Investment Ltd.	80,000	209,893
China Unicom Hong Kong Ltd.	175,522	233,083
CLP Holdings Ltd.	80,500	651,257
CNOOC Ltd.	995,529	1,689,088
Hang Seng Bank Ltd.	52,295	773,332
Hong Kong Exchanges and Clearing Ltd.	27,800	419,705
Hutchison Whampoa Ltd.	82,000	862,145
Power Assets Holdings Ltd.	51,000	439,885
Sun Hung Kai Properties Ltd.	62,442	805,849
Wharf Holdings Ltd.	65,000	546,391

Total Hong Kong		13,268,272

Ireland - 0.2%
CRH PLC	19,582	395,804

Israel - 0.6%
Israel Chemicals Ltd.	51,212	505,459
Teva Pharmaceutical Industries Ltd.	17,160	662,765

Total Israel		1,168,224

Italy - 2.9%
Assicurazioni Generali SpA	19,046	332,238
Enel SpA(a)	414,979	1,299,978
ENI SpA	132,616	2,720,169
Fiat Industrial SpA(a)	18,601	207,089
Intesa Sanpaolo SpA	197,145	315,454
Luxottica Group SpA	4,027	203,308
Saipem SpA	11,597	188,279
Snam SpA	133,368	606,754

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    119

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2013

Investments	Shares	Value
UniCredit SpA	40,011	$187,126

Total Italy		6,060,395

Japan - 10.2%
Astellas Pharma, Inc.	16,100	873,599
Canon, Inc.(a)	28,800	937,917
Dai-ichi Life Insurance Co., Ltd. (The)	158	227,771
Denso Corp.	15,200	713,827
East Japan Railway Co.	5,300	411,366
FANUC Corp.	2,500	361,907
Fast Retailing Co., Ltd.	600	202,044
Hitachi Ltd.	71,000	455,298
Honda Motor Co., Ltd.	27,700	1,027,578
INPEX Corp.	47	195,883
Isuzu Motors Ltd.	28,000	191,393
ITOCHU Corp.	45,400	523,310
Japan Tobacco, Inc.	19,709	695,425
JFE Holdings, Inc.	10,100	221,349
JX Holdings, Inc.	43,500	210,636
Kao Corp.	12,300	417,904
KDDI Corp.	10,440	542,310
Kirin Holdings Co., Ltd.(a)	20,000	312,881
Komatsu Ltd.	7,300	168,510
Kyocera Corp.	3,100	315,196
Marubeni Corp.	30,000	200,231
Mitsubishi Corp.	22,800	389,965
Mitsubishi Electric Corp.	21,000	196,396
Mitsubishi Heavy Industries Ltd.	52,000	288,438
Mitsubishi UFJ Financial Group, Inc.	136,600	841,588
Mitsui & Co., Ltd.	20,000	250,868
Mizuho Financial Group, Inc.	231,498	480,078
MS&AD Insurance Group Holdings	7,400	187,877
Nippon Telegraph & Telephone Corp.	25,394	1,313,990
Nissan Motor Co., Ltd.	82,400	833,664
Nomura Holdings, Inc.	27,600	203,107
NTT DoCoMo, Inc.	875	1,357,402
Shin-Etsu Chemical Co., Ltd.	5,700	377,571
Softbank Corp.	4,400	256,465
Sony Corp.	10,100	211,283
Sumitomo Corp.	37,000	460,754
Sumitomo Mitsui Financial Group, Inc.	23,800	1,090,149
Sumitomo Mitsui Trust Holdings, Inc.	49,000	228,389
Takeda Pharmaceutical Co., Ltd.	20,600	929,058
Tokio Marine Holdings, Inc.	8,900	281,779
Toshiba Corp.	45,000	216,087
Toyota Motor Corp.	28,700	1,730,639

Total Japan		21,331,882

Netherlands - 2.0%
Aegon N.V.	30,660	204,807
Akzo Nobel N.V.	1,118	62,947
European Aeronautic Defence and Space Co. N.V.(a)	11,993	640,166
Heineken N.V.	10,856	690,741
Koninklijke Ahold N.V.	38,071	565,879
Koninklijke Philips Electronics N.V.	27,588	751,093
Unilever N.V.	31,631	1,243,950

Total Netherlands		4,159,583

Norway - 1.7%
DNB ASA	38,121	549,085
Statoil ASA	89,548	1,837,582
Telenor ASA	50,623	998,192
Yara International ASA	2,356	93,452

Total Norway		3,478,311

Portugal - 0.3%
EDP-Energias de Portugal S.A.	141,103	453,946
Galp Energia, SGPS, S.A.	12,944	191,387

Total Portugal		645,333

Singapore - 1.8%
DBS Group Holdings Ltd.	45,000	549,949
Jardine Cycle & Carriage Ltd.	8,000	268,138
Keppel Corp., Ltd.	25,000	204,999
Oversea-Chinese Banking Corp., Ltd.	75,000	591,343
Singapore Telecommunications Ltd.	605,500	1,799,838
United Overseas Bank Ltd.	28,000	438,445

Total Singapore		3,852,712

Spain - 4.4%
Abertis Infraestructuras, S.A.	11,589	201,857
Amadeus IT Holding S.A. Class A	1,968	62,814
Banco Bilbao Vizcaya Argentaria S.A.	100,942	845,644
Banco Santander S.A.	575,379	3,666,235
CaixaBank	212,690	652,734
Ferrovial S.A.	23,223	370,689
Gas Natural SDG S.A.(a)	36,320	731,291
Iberdrola S.A.	167,698	884,136
Inditex S.A.	7,500	924,583
Repsol S.A.	45,017	948,533

Total Spain		9,288,516

Sweden - 3.2%
Atlas Copco AB Class A	21,168	508,073
Hennes & Mauritz AB Class B	36,713	1,198,845
Nordea Bank AB	81,876	909,807
Sandvik AB	47,132	560,044
Svenska Handelsbanken AB Class A	15,758	628,504
Swedbank AB Class A	29,550	673,357
Telefonaktiebolaget LM Ericsson Class B	67,131	755,410
TeliaSonera AB	145,183	940,647
Volvo AB Class B	44,979	598,436

Total Sweden		6,773,123

Switzerland - 8.1%
ABB Ltd.*	25,500	552,772
Cie Financiere Richemont S.A. Class A	2,349	207,429
Kuehne + Nagel International AG	566	62,035
Nestle S.A.	62,300	4,079,147
Novartis AG	58,145	4,123,585
Roche Holding AG - Genusschein	14,668	3,643,164
Swiss Re AG*	16,682	1,239,491
Swisscom AG	1,654	723,030
Syngenta AG	1,927	752,755
Transocean Ltd.	4,335	208,285
UBS AG*	11,954	203,160
Zurich Insurance Group AG*	4,506	1,166,802

Total Switzerland		16,961,655

United Kingdom - 22.4%
Anglo American PLC	31,816	610,913
Associated British Foods PLC	19,663	517,427
AstraZeneca PLC	39,763	1,878,612
Aviva PLC	123,654	636,906
BAE Systems PLC	123,374	716,675
Barclays PLC	206,705	872,967
BG Group PLC	25,268	428,654

See Notes to Schedule of Investments.

120    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2013

Investments	Shares	Value
BHP Billiton PLC	55,868	$1,425,243
BP PLC	535,302	3,696,142
British American Tobacco PLC	40,500	2,068,533
British Sky Broadcasting Group PLC	47,052	565,201
BT Group PLC	196,906	923,418
Centrica PLC	135,585	740,722
Compass Group PLC	59,979	764,149
Diageo PLC	30,380	866,254
Fresnillo PLC	9,262	123,901
GlaxoSmithKline PLC	133,662	3,340,911
HSBC Holdings PLC	438,590	4,536,730
Imperial Tobacco Group PLC	24,270	839,275
Legal & General Group PLC	229,504	596,624
Marks & Spencer Group PLC	11,139	72,765
National Grid PLC	104,593	1,183,426
Old Mutual PLC	149,705	410,293
Pearson PLC	28,242	501,594
Prudential PLC	44,258	721,606
Reckitt Benckiser Group PLC	16,218	1,143,308
Rio Tinto PLC	31,588	1,285,413
Royal Dutch Shell PLC Class A	112,666	3,588,492
Royal Dutch Shell PLC Class B	67,865	2,239,776
SABMiller PLC	16,537	790,700
SSE PLC	41,057	948,390
Standard Chartered PLC	52,646	1,139,434
Tesco PLC	177,997	894,674
Tullow Oil PLC	13,264	201,376
Unilever PLC	28,961	1,169,288
Vodafone Group PLC	1,579,350	4,499,760

Total United Kingdom		46,939,552

TOTAL COMMON STOCKS (Cost: $193,047,004)		208,097,261

RIGHTS - 0.0%

France - 0.0%
Groupe Fnac S.A., expiring 5/30/15* (Cost: $0)	3	8

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $7,853,072)(c)	7,853,072	7,853,072

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $200,900,077)(d)		215,950,341
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.3)%		(6,874,328)

NET ASSETS - 100.0%		$209,076,013

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $7,472,622 and the total market value of the collateral held by the Fund was $7,853,072.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    121

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 10.8%
Amcor Ltd.	351,503	$3,262,528
BHP Billiton Ltd.	128,966	3,703,199
Origin Energy Ltd.	354,612	4,080,149
Rio Tinto Ltd.	67,021	3,212,779
Telstra Corp., Ltd.	1,571,341	6,860,822
Wesfarmers Ltd.	140,780	5,102,975
Woodside Petroleum Ltd.	133,783	4,287,265
Woolworths Ltd.	150,003	4,504,986

Total Australia		35,014,703

Austria - 0.8%
OMV AG	55,013	2,481,349

Finland - 1.7%
Fortum Oyj	284,344	5,322,302

France - 14.9%
Carrefour S.A.	134,944	3,706,347
Casino Guichard Perrachon S.A.(a)	30,538	2,856,834
Cie Generale des Etablissements	30,832	2,753,286
Compagnie de Saint-Gobain	70,410	2,846,346
EDF S.A.	237,317	5,501,675
France Telecom S.A.	803,715	7,592,940
GDF Suez	364,321	7,124,746
Sanofi	24,900	2,577,000
Total S.A.(a)	95,608	4,660,971
Vinci S.A.	69,434	3,479,733
Vivendi S.A.	266,685	5,043,762

Total France		48,143,640

Germany - 9.7%
Bayerische Motoren Werke AG	29,353	2,563,218
Daimler AG	57,222	3,457,553
Deutsche Post AG	109,057	2,706,862
Deutsche Telekom AG	546,020	6,362,142
E.ON SE	390,480	6,400,396
RWE AG	176,031	5,610,513
SAP AG	18,135	1,326,204
Siemens AG	27,829	2,808,873

Total Germany		31,235,761

Hong Kong - 1.9%
China Mobile Ltd.	340,500	3,555,861
CNOOC Ltd.	1,599,000	2,712,982

Total Hong Kong		6,268,843

Ireland - 1.0%
CRH PLC	151,616	3,064,562

Israel - 2.3%
Israel Chemicals Ltd.	503,299	4,967,526
Teva Pharmaceutical Industries Ltd.	63,309	2,445,162

Total Israel		7,412,688

Italy - 5.0%
Enel SpA(a)	1,223,264	3,832,042
ENI SpA	231,251	4,743,333
Saipem SpA	144,557	2,346,900
Snam SpA	1,159,934	5,277,087

Total Italy		16,199,362

Japan - 7.1%
Astellas Pharma, Inc.	40,500	2,197,564
Canon, Inc.(a)	93,300	3,038,461
Daiichi Sankyo Co., Ltd.	176,000	2,934,071
Eisai Co., Ltd.(a)	79,000	3,216,943
Hitachi Ltd.	174,000	1,115,800
Kyocera Corp.	10,400	1,057,432
Murata Manufacturing Co., Ltd.	14,000	1,064,076
Sumitomo Corp.	237,300	2,955,052
Takeda Pharmaceutical Co., Ltd.	72,700	3,278,764
Toshiba Corp.	284,000	1,363,749
Yahoo! Japan Corp.	1,582	778,777

Total Japan		23,000,689

Netherlands - 1.7%
Koninklijke Ahold N.V.	178,980	2,660,318
Reed Elsevier N.V.	174,692	2,906,538

Total Netherlands		5,566,856

Norway - 3.4%
Statoil ASA	185,058	3,797,507
Telenor ASA	186,076	3,669,074
Yara International ASA	92,168	3,655,897

Total Norway		11,122,478

Portugal - 1.8%
EDP-Energias de Portugal S.A.	1,767,571	5,686,500

Singapore - 2.9%
Jardine Cycle & Carriage Ltd.	80,000	2,681,385
Keppel Corp., Ltd.	414,000	3,394,780
Singapore Telecommunications Ltd.	1,150,000	3,418,355

Total Singapore		9,494,520

Spain - 4.1%
Abertis Infraestructuras, S.A.	208,770	3,636,352
Amadeus IT Holding S.A. Class A	50,117	1,599,624
Ferrovial S.A.	495,378	7,907,297

Total Spain		13,143,273

Sweden - 4.2%
Hennes & Mauritz AB Class B	98,161	3,205,400
Sandvik AB	226,120	2,686,859
Telefonaktiebolaget LM Ericsson Class B	247,386	2,783,777
TeliaSonera AB	754,651	4,889,419

Total Sweden		13,565,455

Switzerland - 3.8%
Nestle S.A.	39,582	2,591,666
Novartis AG	37,254	2,642,016
Roche Holding AG	10,098	2,505,956
Swisscom AG	10,034	4,386,263

Total Switzerland		12,125,901

United Kingdom - 22.2%
Anglo American PLC	151,142	2,902,142
AstraZeneca PLC	95,502	4,512,013
BAE Systems PLC	706,750	4,105,484
BHP Billiton PLC	125,628	3,204,883
BP PLC	620,392	4,283,669
British American Tobacco PLC	62,628	3,198,718
British Sky Broadcasting Group PLC	258,987	3,111,021
Fresnillo PLC	180,454	2,413,987
GlaxoSmithKline PLC	153,306	3,831,917
Imperial Tobacco Group PLC	110,623	3,825,428
Marks & Spencer Group PLC	473,836	3,095,300
National Grid PLC	403,468	4,565,073
Pearson PLC	179,104	3,180,988
Reed Elsevier PLC	239,594	2,714,541

See Notes to Schedule of Investments.

122    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2013

Investments	Shares	Value
Rio Tinto PLC	77,523	$3,154,649
Royal Dutch Shell PLC Class A	24,000	764,417
Royal Dutch Shell PLC Class B	103,052	3,401,066
SSE PLC	196,188	4,531,815
Tesco PLC	703,916	3,538,125
Unilever PLC	64,650	2,610,216
Vodafone Group PLC	1,678,173	4,781,319

Total United Kingdom		71,726,771

TOTAL COMMON STOCKS (Cost: $314,576,948)		320,575,653

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree International LargeCap Dividend Fund(a)(b) (Cost: $998,459)	21,396	943,350

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $8,848,333)(d)	8,848,333	8,848,333

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $324,423,740)(e)		330,367,336
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.3)%		(7,544,417)

NET ASSETS - 100.0%		$322,822,919

(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $8,419,408 and the total market value of the collateral held by the Fund was $8,848,333.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds     123

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 10.1%
AGL Energy Ltd.	41,047	$544,048
ALS Ltd./Queensland(a)	25,159	220,621
Ansell Ltd.	8,241	132,990
Aurizon Holdings Ltd.	63,435	241,551
Bank of Queensland Ltd.	39,642	316,054
Bendigo and Adelaide Bank Ltd.	54,509	502,441
Boral Ltd.	55,586	214,208
Caltex Australia Ltd.	14,036	231,904
Coca-Cola Amatil Ltd.	57,920	673,847
Cochlear Ltd.	3,811	215,269
Computershare Ltd.	26,705	251,044
Crown Ltd.	49,681	550,708
Federation Centres Ltd.	81,852	177,568
Flight Centre Ltd.(a)	7,574	272,669
GrainCorp Ltd. Class A	9,414	108,317
Harvey Norman Holdings Ltd.(a)	87,589	204,445
Iluka Resources Ltd.(a)	30,911	282,661
Incitec Pivot Ltd.	115,001	301,061
Insurance Australia Group Ltd.	144,703	720,549
Leighton Holdings Ltd.	23,048	325,949
Lend Lease Group	31,962	244,291
Metcash Ltd.	106,440	342,953
New Hope Corp., Ltd.(a)	38,365	125,369
Newcrest Mining Ltd.	29,703	268,352
Orica Ltd.	23,183	438,205
Platinum Asset Management Ltd.	51,468	257,698
Primary Health Care Ltd.	18,963	82,970
Ramsay Health Care Ltd.	11,184	366,597
REA Group Ltd.	5,440	137,086
Seek Ltd.	15,690	130,262
Sonic Healthcare Ltd.	24,476	331,805
Sydney Airport	135,344	418,739
TABCORP Holdings Ltd.	111,097	310,163
Tatts Group Ltd.	167,611	486,350
Toll Holdings Ltd.	60,716	295,666
TPG Telecom Ltd.	18,108	58,345
Treasury Wine Estates Ltd.	19,558	104,192
Wesfarmers Ltd. PPS	11,093	409,612
Whitehaven Coal Ltd.	17,412	36,658
WorleyParsons Ltd.	18,384	327,974

Total Australia		11,661,191

Austria - 1.5%
Andritz AG	3,930	201,399
EVN AG(a)	6,246	78,347
Oesterreichische Post AG	3,450	134,534
Raiffeisen Bank International AG*(a)	11,138	324,301
Strabag SE	4,578	94,616
Telekom Austria AG	16,556	104,675
Verbund AG(a)	14,046	266,380
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,308	292,597
Voestalpine AG(a)	7,974	281,203

Total Austria		1,778,052

Belgium - 2.6%
Ageas	15,582	546,358
Belgacom S.A.	48,724	1,091,559
Colruyt S.A.	4,313	226,521
Delhaize Group S.A.	5,514	340,378
D’ieteren S.A./N.V.	2,092	89,165
Elia System Operator S.A/N.V.	2,327	97,306
Telenet Group Holding N.V.	2,864	131,265
UCB S.A.	5,343	287,423
Umicore S.A.	4,290	178,053

Total Belgium		2,988,028

Denmark - 1.7%
Carlsberg A/S Class B	1,620	144,831
Chr Hansen Holding A/S	2,826	96,627
DSV A/S	1,478	35,983
FLSmidth & Co. A/S(a)	2,137	97,164
GN Store Nord A/S	1,886	35,596
H. Lundbeck A/S	5,708	101,663
Novozymes A/S Class B	4,627	147,886
Pandora A/S	4,081	138,116
TDC A/S	103,548	838,035
Tryg A/S	3,289	270,713

Total Denmark		1,906,614

Finland - 2.7%
Elisa Oyj	16,373	319,449
Kemira Oyj	6,309	95,375
Konecranes Oyj	2,199	62,627
Metso Oyj	10,587	359,451
Neste Oil Oyj	15,325	223,903
Nokian Renkaat Oyj	6,641	270,277
Orion Oyj Class B	9,458	221,537
Outotec Oyj(a)	2,449	29,319
Pohjola Bank PLC Class A	19,571	287,210
Stora Enso Oyj Class R	47,003	314,649
UPM-Kymmene Oyj	44,462	435,188
Wartsila Oyj Abp(a)	7,429	322,819
YIT Oyj	7,214	123,684

Total Finland		3,065,488

France - 7.8%
Accor S.A.	6,618	232,566
Aeroports de Paris	2,731	265,212
Arkema S.A.	1,314	120,465
AtoS	490	36,317
bioMerieux	375	36,285
Bouygues S.A.(a)	28,907	736,841
Cap Gemini S.A.	5,664	274,984
CNP Assurances(a)	62,074	889,572
Edenred	7,261	221,798
Eiffage S.A.	5,173	242,304
Euler Hermes S.A.	4,350	437,929
Eutelsat Communications S.A.	10,988	311,507
Groupe Eurotunnel S.A.	7,688	58,400
Havas S.A.	13,076	83,658
Imerys S.A.	3,181	194,647
Ingenico	512	34,075
Ipsen S.A.	1,950	71,859
JC Decaux S.A.	6,692	182,279
Klepierre	11,545	454,405
Lagardere SCA	10,447	290,602
Neopost S.A.(a)	4,262	282,538
Remy Cointreau S.A.	1,350	143,051
Rexel S.A.	12,457	279,802
SA des Ciments Vicat	1,341	82,971
SCOR SE	13,351	409,127
SEB S.A.	1,607	129,802
Societe BIC S.A.	2,725	272,741
Societe Television Francaise 1	9,993	119,411

See Notes to Schedule of Investments.

124    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2013

Investments	Shares	Value
Suez Environnement Co.	40,123	$517,575
Thales S.A.	7,220	336,684
Valeo S.A.(a)	3,764	236,241
Vallourec S.A.	4,001	202,177
Veolia Environnement S.A.	44,823	509,278
Zodiac Aerospace	2,027	267,958

Total France		8,965,061

Germany - 5.3%
Aurubis AG	1,511	80,939
Axel Springer AG(a)	5,929	252,591
Bilfinger SE	2,438	224,209
Brenntag AG	994	150,782
Carl Zeiss Meditec AG	1,813	60,094
Celesio AG	2,950	64,037
Deutsche Wohnen AG	1,966	33,337
Fielmann AG	2,107	219,924
Fraport AG Frankfurt Airport Services Worldwide(a)	3,316	200,343
Freenet AG*(a)	13,700	298,817
GEA Group AG(a)	6,656	235,588
Hannover Rueckversicherung AG	7,048	506,805
Hochtief AG	1,173	76,587
Hugo Boss AG	2,708	297,791
Infineon Technologies AG	24,788	207,179
K+S AG	10,162	375,204
Kabel Deutschland Holding AG	1,077	118,127
Lanxess AG	1,471	88,491
Metro AG	14,020	443,205
MTU Aero Engines AG	1,044	100,557
Rhoen Klinikum AG	3,927	90,452
Salzgitter AG	1,674	55,062
Software AG	2,614	78,133
Stada Arzneimittel AG	287	12,337
Suedzucker AG	5,645	174,599
Symrise AG	6,030	243,843
Talanx AG	10,562	332,997
Telefonica Deutschland Holding AG	107,137	774,296
United Internet AG Registered Shares	7,741	218,197
Wacker Chemie AG(a)	1,614	121,304

Total Germany		6,135,827

Hong Kong - 4.6%
Bank of East Asia Ltd.(a)	88,400	318,549
Beijing Enterprises Holdings Ltd.	20,700	149,052
Cathay Pacific Airways Ltd.	36,774	64,290
China Agri-Industries Holdings Ltd.	100,000	43,835
China Merchants Holdings International Co., Ltd.	122,200	380,479
China Overseas Grand Oceans Group Ltd.	30,000	38,291
China Resources Enterprise Ltd.	56,600	178,053
Citic Pacific Ltd.(a)	242,773	260,415
Far East Horizon Ltd.	187,924	118,719
Fosun International Ltd.	315,400	231,375
Franshion Properties China Ltd.	325,242	108,605
Guangdong Investment Ltd.	232,208	201,182
Hang Lung Group Ltd.(a)	38,000	204,297
HKT Trust and HKT Ltd.	436,859	419,041
Hong Kong Aircraft Engineering Co., Ltd.	7,547	101,388
Hopewell Holdings Ltd.	65,662	218,835
Hysan Development Co., Ltd.	40,000	173,535
Lenovo Group Ltd.	256,453	232,437
New World Development Co., Ltd.	288,482	399,453
PCCW Ltd.(a)	485,000	226,982
Shanghai Industrial Holdings Ltd.	59,500	184,491
Sino Land Co., Ltd.	315,046	443,547
Sino-Ocean Land Holdings Ltd.	389,964	211,665
Techtronic Industries Co., Ltd.	24,000	57,429
Television Broadcasts Ltd.	27,224	187,078
Yuexiu Property Co., Ltd.	657,100	166,894

Total Hong Kong		5,319,917

Ireland - 0.5%
DCC PLC	3,585	139,741
Dragon Oil PLC	20,697	179,416
Glanbia PLC	1,904	25,615
Kerry Group PLC Class A	2,437	134,312
Paddy Power PLC(a)	958	82,087
Smurfit Kappa Group PLC	2,837	47,313

Total Ireland		608,484

Israel - 0.8%
Azrieli Group	2,100	62,302
Bezeq The Israeli Telecommunication Corp., Ltd.	533,967	712,865
Gazit-Globe Ltd.	4,993	65,150
Osem Investments Ltd.	1,883	39,311

Total Israel		879,628

Italy - 4.4%
A2A SpA(a)	52,000	38,629
Atlantia SpA	53,132	865,367
Autogrill SpA*	16,397	227,630
Azimut Holding SpA	3,088	56,155
Banca Generali SpA	4,815	103,645
Davide Campari-Milano SpA(a)	10,988	79,484
De’Longhi SpA	7,842	122,423
Enel Green Power SpA	140,784	291,882
GTECH SpA	10,148	253,660
Hera SpA	70,961	134,392
Mediobanca SpA	21,421	111,376
Mediolanum SpA	41,393	256,110
Parmalat SpA(a)	73,888	230,504
Pirelli & C SpA(a)	20,144	232,908
Prysmian SpA	5,152	96,099
Recordati SpA	5,905	65,435
Salvatore Ferragamo Italia SpA	2,917	90,734
Societa Iniziative Autostradali e Servizi SpA	43,747	357,393
Telecom Italia SpA	513,133	356,176
Telecom Italia SpA RSP	524,968	291,376
Terna Rete Elettrica Nazionale SpA	155,799	646,429
Tod’s SpA(a)	1,076	151,892
Unione di Banche Italiane SCPA	5,228	18,905

Total Italy		5,078,604

Japan - 19.5%
ABC-Mart, Inc.	1,678	65,373
Aeon Co., Ltd.	10,899	142,855
Air Water, Inc.	7,000	98,445
Aisin Seiki Co., Ltd.	4,224	161,374
Ajinomoto Co., Inc.	4,319	63,306
Alfresa Holdings Corp.	1,000	53,455
Amada Co., Ltd	13,000	85,720
ANA Holdings Inc.(a)	60,000	124,427
Aozora Bank Ltd.	113,000	352,645
Asahi Glass Co., Ltd.(a)	62,141	404,118

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    125

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2013

Investments	Shares	Value
Asahi Kasei Corp.	48,000	$316,988
Asics Corp.	2,730	43,175
Bank of Kyoto Ltd. (The)	13,000	108,230
Bank of Yokohama Ltd. (The)	36,000	185,554
Brother Industries Ltd.	8,100	91,083
Chiba Bank Ltd. (The)	29,000	197,352
Chubu Electric Power Co., Inc.	30,930	437,787
Chugai Pharmaceutical Co., Ltd.	8,309	171,977
Chugoku Bank Ltd. (The)	6,000	84,079
Chugoku Electric Power Co., Inc. (The)	13,900	218,012
Dai Nippon Printing Co., Ltd.	41,958	383,107
Daihatsu Motor Co., Ltd.(a)	17,000	321,740
Dainippon Sumitomo Pharma Co., Ltd.	10,390	137,125
Daito Trust Construction Co., Ltd.	4,120	387,799
Dena Co., Ltd.(a)	3,800	74,520
DIC Corp.	44,000	109,851
Dowa Holdings Co., Ltd.	10,000	89,092
Electric Power Development Co., Ltd.	5,700	177,883
FamilyMart Co., Ltd.	3,700	157,558
Fuji Electric Co., Ltd.	21,876	77,079
FUJIFILM Holdings Corp.	8,892	195,591
Fukuoka Financial Group, Inc.	44,000	186,923
Gree, Inc.	6,505	57,627
Gunma Bank Ltd. (The)	14,000	77,234
Hachijuni Bank Ltd. (The)	11,000	64,227
Hamamatsu Photonics K.K.	2,200	79,398
Hankyu Hanshin Holdings, Inc.	26,000	147,883
Hikari Tsushin, Inc.	1,000	54,060
Hino Motors Ltd.	6,000	87,945
Hiroshima Bank Ltd. (The)	25,075	106,777
Hisamitsu Pharmaceutical Co., Inc.	2,900	147,138
Hitachi Capital Corp.	4,855	95,942
Hitachi Chemical Co., Ltd.	7,200	112,565
Hitachi Construction Machinery Co., Ltd.	5,600	113,032
Hitachi High-Technologies Corp.	3,100	74,617
Hokuhoku Financial Group, Inc.	51,000	104,223
Hokuriku Electric Power Co.	7,000	109,790
Hoya Corp.	13,344	275,249
Ibiden Co., Ltd.	5,000	77,868
Idemitsu Kosan Co., Ltd.	1,400	107,535
IHI Corp.	36,553	138,359
Isetan Mitsukoshi Holdings Ltd.	5,734	76,022
Itochu Techno-Solutions Corp.	2,200	90,915
Iyo Bank Ltd. (The)	12,000	114,522
J Front Retailing Co., Ltd.	13,000	103,518
Japan Airlines Co., Ltd.	7,189	369,093
JGC Corp.	4,000	143,756
Joyo Bank Ltd. (The)	39,000	213,188
JSR Corp.	8,100	163,574
Kajima Corp.	30,953	102,517
Kakaku.Com, Inc.	500	15,226
Kansai Paint Co., Ltd.	9,000	114,703
Kawasaki Heavy Industries Ltd.	36,565	112,270
Keikyu Corp.	13,000	111,501
Keio Corp.	16,000	109,851
Kintetsu Corp.(a)	46,000	201,903
Koito Manufacturing Co., Ltd.	4,000	76,307
Konami Corp.	5,200	110,193
Konica Minolta Holdings, Inc.	17,500	131,952
Kuraray Co., Ltd.	14,000	196,185
Kurita Water Industries Ltd.	4,100	86,718
Kyowa Hakko Kirin Co., Ltd.(a)	13,000	146,836
Lawson, Inc.	4,500	342,930
LIXIL Group Corp.	8,700	211,687
Makita Corp.	2,829	152,650
Marui Group Co., Ltd.	8,681	86,430
MEIJI Holdings Co., Ltd.	2,100	100,735
Miraca Holdings, Inc.	1,000	45,905
Mitsubishi Chemical Holdings Corp.	57,000	267,398
Mitsubishi Gas Chemical Co., Inc.	16,000	117,421
Mitsubishi Tanabe Pharma Corp.	16,500	213,444
Mitsui Chemicals, Inc.	50,000	112,750
Nabtesco Corp.	2,000	41,536
Namco Bandai Holdings, Inc.	10,500	170,182
NEC Corp.	34,608	75,602
NGK Insulators Ltd.	10,000	123,823
NGK Spark Plug Co., Ltd.	5,000	99,965
Nidec Corp.	1,122	78,162
Nikon Corp.	3,834	89,313
Nippon Electric Glass Co., Ltd.	23,000	111,834
Nippon Express Co., Ltd.	33,000	156,471
Nippon Meat Packers, Inc.	5,000	76,358
Nisshin Seifun Group, Inc.	6,000	71,757
Nissin Foods Holdings Co., Ltd.	3,800	153,591
Nitori Holdings Co., Ltd.	500	40,268
Nitto Denko Corp.	4,305	276,498
NKSJ Holdings, Inc.	16,411	390,718
Nomura Real Estate Holdings, Inc.	4,368	96,475
Nomura Research Institute Ltd.	6,690	217,534
NSK Ltd.	8,000	76,428
Obayashi Corp.	26,000	134,796
Odakyu Electric Railway Co., Ltd.	13,000	126,682
OJI Paper Co., Ltd.	45,862	184,676
Oracle Corp.	2,968	122,951
Osaka Gas Co., Ltd.	54,000	227,775
OTSUKA Corp.	200	22,188
Park24 Co., Ltd.	3,000	54,331
Ricoh Co., Ltd.	26,260	311,942
Rohm Co., Ltd.	2,059	82,911
Sankyo Co., Ltd.	5,000	235,818
Sanrio Co., Ltd.(a)	800	37,167
Sega Sammy Holdings, Inc.	6,573	164,300
Seiko Epson Corp.	5,864	79,989
Sekisui Chemical Co., Ltd.	11,000	116,605
Sekisui House Ltd.	18,952	273,591
Shimadzu Corp.	10,000	80,334
Shimamura Co., Ltd.	1,100	133,437
Shimizu Corp.	27,000	108,451
Shinsei Bank Ltd.	24,806	56,187
Shionogi & Co., Ltd.	11,700	243,811
Shiseido Co., Ltd.(a)	17,100	254,258
Shizuoka Bank Ltd. (The)	10,000	107,616
Showa Denko K.K.(a)	31,000	40,882
Showa Shell Sekiyu K.K.(a)	16,509	135,615
Sojitz Corp.	43,470	72,206
Sony Financial Holdings, Inc.	8,609	135,806
Sumitomo Electric Industries Ltd.	7,512	89,689
Sumitomo Heavy Industries Ltd.	17,500	73,640
Sumitomo Metal Mining Co., Ltd.	23,000	256,083
Sumitomo Rubber Industries Ltd.	6,200	101,237
Suruga Bank Ltd.	2,000	36,281
Suzuken Co., Ltd.	2,200	73,972
Sysmex Corp.	900	58,801
T&D Holdings, Inc.	18,251	245,098
Taiheiyo Cement Corp.	14,000	44,677
Taisei Corp.	30,876	111,587

See Notes to Schedule of Investments.

126    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2013

Investments	Shares	Value
Takashimaya Co., Ltd.	6,415	$64,902
TDK Corp.(a)	3,300	113,782
Teijin Ltd.	35,000	76,811
Terumo Corp.	3,200	158,977
Tobu Railway Co., Ltd.	25,000	128,605
Toho Co., Ltd.	4,300	88,394
Toho Gas Co., Ltd.	11,000	56,808
Tokyo Electron Ltd.	2,694	136,144
Tokyu Corp.	23,000	150,269
Tokyu Land Corp.	6,367	58,328
TonenGeneral Sekiyu K.K.(a)	33,104	320,259
Toppan Printing Co., Ltd.	16,000	110,978
Toray Industries, Inc.	11,290	72,967
Toyo Seikan Group Holdings Ltd.	5,200	79,936
Toyo Suisan Kaisha Ltd.	4,000	132,884
Toyoda Gosei Co., Ltd.	4,000	97,891
Toyota Boshoku Corp.	6,800	97,891
Toyota Tsusho Corp.	9,000	231,671
Trend Micro, Inc.	5,330	169,019
USS Co., Ltd.	1,360	172,370
West Japan Railway Co.	6,276	265,988
Yamada Denki Co., Ltd.	2,067	83,754
Yamaguchi Financial Group, Inc.	7,000	68,848
Yamaha Motor Co., Ltd.	4,660	60,282
Yamato Holdings Co., Ltd.	9,700	204,185
Yaskawa Electric Corp.	4,218	51,252

Total Japan		22,412,892

Netherlands - 2.6%
Aalberts Industries N.V.	3,210	71,642
Delta Lloyd N.V.	20,030	400,824
Fugro N.V.(a)	3,965	214,660
Gemalto N.V.	772	69,802
Koninklijke Boskalis Westminster N.V.	5,227	190,343
Koninklijke Vopak N.V.	3,349	197,308
Nutreco N.V.	2,733	115,989
Randstad Holding N.V.	9,905	405,563
STMicroelectronics N.V.	55,105	494,593
Wolters Kluwer N.V.	19,464	411,256
Ziggo N.V.	11,084	443,031

Total Netherlands		3,015,011

New Zealand - 1.1%
Auckland International Airport Ltd.	64,297	147,480
Contact Energy Ltd.	19,672	77,786
Fletcher Building Ltd.	62,048	403,963
Telecom Corp. of New Zealand Ltd.	238,794	414,946
Vector Ltd.	91,938	190,290

Total New Zealand		1,234,465

Norway - 2.2%
Aker ASA Class A	5,960	165,934
Aker Solutions ASA	15,584	210,941
Fred Olsen Energy ASA	6,546	257,293
Gjensidige Forsikring ASA	39,945	584,516
Kongsberg Gruppen AS	3,911	70,456
Marine Harvest ASA	64,494	65,064
Norsk Hydro ASA(a)	86,146	341,985
Orkla ASA	63,721	519,281
Petroleum Geo-Services ASA	4,517	54,742
Schibsted ASA	2,682	115,256
SpareBank 1 SR Bank ASA	5,376	41,821
TGS Nopec Geophysical Co. ASA	5,394	155,918

Total Norway		2,583,207

Portugal - 0.6%
Portucel S.A.	47,365	150,840
Portugal Telecom, SGPS, S.A.(a)	145,773	566,554

Total Portugal		717,394

Singapore - 4.5%
City Developments Ltd.	21,000	177,166
ComfortDelGro Corp., Ltd.	116,000	167,831
First Resources Ltd.	37,000	51,782
Global Logistic Properties Ltd.	16,745	36,307
Hutchison Port Holdings Trust Class U	827,585	608,275
Keppel Land Ltd.	117,000	309,036
M1 Ltd.	62,000	147,142
Olam International Ltd.	98,000	126,721
SATS Ltd.	77,000	199,740
SembCorp Industries Ltd.	77,000	300,520
SembCorp Marine Ltd.(a)	147,751	503,260
SIA Engineering Co., Ltd.	82,536	327,983
Singapore Airlines Ltd.	13,961	111,618
Singapore Exchange Ltd.	83,000	460,057
Singapore Press Holdings Ltd.	136,148	447,636
Singapore Technologies Engineering Ltd.	179,000	591,351
StarHub Ltd.	126,594	417,222
United Industrial Corp., Ltd.	26,000	61,910
Yangzijiang Shipbuilding Holdings Ltd.	230,000	150,516

Total Singapore		5,196,073

Spain - 3.6%
Acciona S.A.	5,224	275,351
Acerinox S.A.(a)	14,704	136,696
ACS Actividades de Construccion y Servicios, S.A.(a)	23,414	619,346
Banco de Sabadell S.A.	95,386	158,084
Bolsas y Mercados Espanoles S.A.	4,156	101,642
Ebro Foods S.A.	10,419	213,711
Enagas S.A.(a)	19,934	491,924
Indra Sistemas S.A.	8,064	104,201
Mapfre S.A.	188,239	612,195
Obrascon Huarte Lain S.A.	5,478	186,203
Prosegur Cia de Seguridad S.A.	16,798	91,706
Red Electrica Corp. S.A.(a)	9,530	523,375
Tecnicas Reunidas S.A.	3,386	155,343
Viscofan S.A.	2,496	124,878
Zardoya Otis S.A.	21,937	310,526

Total Spain		4,105,181

Sweden - 4.8%
Alfa Laval AB	12,390	251,492
Atlas Copco AB Class B	19,410	413,539
Axfood AB	1,963	81,609
Boliden AB	15,899	195,868
Castellum AB	11,072	149,279
Electrolux AB Series B	15,709	394,270
Elekta AB Class B	5,791	87,516
Getinge AB Class B	6,376	192,524
Hexagon AB Class B	5,043	133,968
Husqvarna AB Class B	26,540	139,160
Investment AB Latour Class B(a)	9,837	199,962
Lundbergforetagen AB Class B	5,460	206,283
Meda AB Class A	10,391	117,004
Modern Times Group AB Class B	2,777	117,590
Saab AB Class B	5,194	98,579
Scania AB Class B	18,278	363,694
Securitas AB Class B	16,652	144,699

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    127

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2013

Investments	Shares	Value
Skanska AB Class B	22,389	$369,200
SKF AB Class B	15,794	367,621
Swedish Match AB	9,869	348,148
Tele2 AB Class B	54,418	634,928
Trelleborg AB Class B(a)	7,858	117,239
Volvo AB Class A	29,283	386,567

Total Sweden		5,510,739

Switzerland - 3.3%
Actelion Ltd.*	2,524	151,790
Adecco S.A.*	6,827	388,558
Allreal Holding AG*	1,122	157,482
Aryzta AG*	794	44,561
Baloise Holding AG	3,601	349,577
Clariant AG*	13,324	188,140
DKSH Holding AG	649	53,297
Ems-Chemie Holding AG	601	177,540
Flughafen Zuerich AG	79	39,619
Galenica AG	159	99,821
GAM Holding AG*	4,727	72,443
Geberit AG	427	105,740
Julius Baer Group Ltd.*	2,948	114,941
Lonza Group AG*	1,700	127,839
OC Oerlikon Corp. AG*	3,494	41,360
Panalpina Welttransport Holding AG	1,039	111,900
Partners Group Holding AG	1,647	445,194
PSP Swiss Property AG*	2,217	191,672
Schindler Holding AG	1,673	226,332
Schindler Holding AG Participating Shares	1,682	233,949
Sonova Holding AG*	1,154	122,212
Straumann Holding AG	621	93,070
Sulzer AG	1,375	219,587
Swiss Life Holding AG*	552	89,613

Total Switzerland		3,846,237

United Kingdom - 15.3%
Aberdeen Asset Management PLC	78,766	457,310
Admiral Group PLC	20,346	409,496
Aggreko PLC	3,779	94,113
AMEC PLC	14,475	220,640
Amlin PLC	34,520	205,918
Ashmore Group PLC	43,272	225,573
Ashtead Group PLC	6,000	58,742
Babcock International Group PLC	7,197	120,400
Balfour Beatty PLC	50,422	182,317
Booker Group PLC	38,585	71,104
British Land Co. PLC	47,916	411,699
Bunzl PLC	9,606	186,489
Burberry Group PLC	8,462	173,392
Capita PLC	25,090	367,602
Carnival PLC	8,513	295,677
Close Brothers Group PLC	3,817	56,821
Cobham PLC	49,508	196,808
Croda International PLC	4,075	153,092
Daily Mail & General Trust PLC Class A	23,934	279,334
Derwent London PLC	1,000	34,884
Direct Line Insurance Group PLC	48,507	171,419
Drax Group PLC	36,039	318,397
DS Smith PLC	25,198	94,551
easyjet PLC	11,190	219,956
Essentra PLC	3,336	35,494
G4S PLC	58,715	205,178
GKN PLC	60,438	276,191
Halma PLC	11,664	89,073
Hammerson PLC	25,156	185,925
Hargreaves Lansdown PLC	20,417	274,982
Hikma Pharmaceuticals PLC	2,566	37,012
ICAP PLC	52,236	287,988
IG Group Holdings PLC	32,019	281,667
IMI PLC	13,305	250,228
Inchcape PLC	21,766	165,393
Inmarsat PLC	32,473	331,711
InterContinental Hotels Group PLC	7,287	199,824
Intertek Group PLC	1,922	85,208
Invensys PLC	14,127	88,405
Investec PLC	45,759	287,119
ITV PLC	112,650	239,370
J. Sainsbury PLC	113,266	610,372
Jardine Lloyd Thompson Group PLC	10,856	149,834
John Wood Group PLC	4,300	52,794
Johnson Matthey PLC	6,083	242,462
Jupiter Fund Management PLC	8,625	37,897
Kazakhmys PLC	24,370	95,621
Ladbrokes PLC	52,194	158,246
London Stock Exchange Group PLC	12,333	250,092
Man Group PLC	382,639	482,850
Meggitt PLC	22,863	179,450
Melrose Industries PLC	38,451	145,388
Millennium & Copthorne Hotels PLC	15,465	131,587
Mondi PLC	16,880	209,424
Next PLC	6,404	442,716
Pennon Group PLC	18,520	181,035
PZ Cussons PLC	10,793	56,639
Rentokil Initial PLC	48,140	65,238
Rexam PLC	36,252	262,546
Rightmove PLC	3,536	111,766
Rotork PLC	1,865	75,525
RSA Insurance Group PLC	347,489	627,174
Sage Group PLC (The)	59,471	306,859
Segro PLC	56,851	240,743
Serco Group PLC	7,149	66,846
Severn Trent PLC	12,595	317,871
Smith & Nephew PLC	24,759	276,007
Smiths Group PLC	11,160	221,397
Spectris PLC	2,783	80,621
Spirax-Sarco Engineering PLC	968	39,450
Stagecoach Group PLC	29,139	139,347
TalkTalk Telecom Group PLC	45,708	155,566
Tate & Lyle PLC	25,579	319,870
Taylor Wimpey PLC	26,097	37,899
Travis Perkins PLC	5,858	129,363
TUI Travel PLC	68,737	372,080
United Utilities Group PLC	42,582	441,755
Vedanta Resources PLC	12,994	201,022
Victrex PLC	1,526	35,736
Weir Group PLC (The)	5,866	191,374
Whitbread PLC	5,821	269,805
William Hill PLC	45,064	301,349
WM Morrison Supermarkets PLC	131,355	521,574

Total United Kingdom		17,561,692

TOTAL COMMON STOCKS (Cost: $104,291,466)		114,569,785

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Australia Dividend Fund(b)	192	10,395

See Notes to Schedule of Investments.

128    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2013

Investments	Shares	Value
WisdomTree Japan Hedged Equity Fund(b)	236	$10,764

TOTAL EXCHANGE-TRADED FUNDS (Cost: $21,746)		21,159

RIGHTS - 0.0%

Hong Kong - 0.0%
New World Development Co., Ltd., expiring 8/29/13*† (Cost: $0)	3,606	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.0%

United States - 10.0%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $11,543,820)(d)	11,543,820	11,543,820

TOTAL INVESTMENTS IN SECURITIES - 109.5% (Cost: $115,857,032)(e)		126,134,764
Liabilities in Excess of Cash and Other Assets - (9.5)%		(10,990,222)

NET ASSETS - 100.0%		$115,144,542

PPS	-	Price Protected Shares
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)

At June 30, 2013, the total market value of the Fund’s securities on loan was $10,365,300 and the total market value of the collateral held by the Fund was $11,805,657. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $261,837.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    129

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 17.0%
Acrux Ltd.	75,384	$242,200
Adelaide Brighton Ltd.	891,033	2,691,504
Alliance Aviation Services Ltd.	61,836	101,883
Amcom Telecommunications Ltd.	222,202	402,717
ARB Corp., Ltd.	45,619	476,034
Arrium Ltd.	1,788,897	1,277,224
Atlas Iron Ltd.	750,836	512,022
Ausdrill Ltd.	970,563	764,028
Ausenco Ltd.(a)	247,986	453,988
Austbrokers Holdings Ltd.	46,523	464,175
Austin Engineering Ltd.	90,977	262,319
Australian Pharmaceutical Industries Ltd.	1,010,797	411,729
Automotive Holdings Group Ltd.(a)	405,382	1,187,413
BC Iron Ltd.	202,943	600,017
Beach Energy Ltd.	616,680	640,683
Boart Longyear Ltd.	924,262	571,066
Bradken Ltd.(a)	395,957	1,562,114
Breville Group Ltd.(a)	119,168	770,108
Brickworks Ltd.(a)	90,506	1,052,128
BT Investment Management Ltd.(a)	387,413	1,085,133
Cabcharge Australia Ltd.(a)	288,471	1,064,130
Cardno Ltd.(a)	225,454	1,068,993
Carindale Property Trust	102,048	511,885
carsales.com Ltd.	191,152	1,649,977
Cash Converters International Ltd.(a)	379,784	371,970
Cedar Woods Properties Ltd.	254,510	1,204,433
Clough Ltd.	357,320	349,968
Codan Ltd.	374,922	519,925
Collins Foods Ltd.	206,881	318,139
Corporate Travel Management Ltd.	62,925	236,154
CSG Ltd.	588,710	503,849
CSR Ltd.(a)	226,243	461,814
Data#3 Ltd.	328,687	323,429
David Jones Ltd.(a)	1,066,335	2,488,978
Decmil Group Ltd.(a)	316,662	515,945
Domino’s Pizza Enterprises Ltd.	48,524	496,132
Downer EDI Ltd.	276,400	908,280
DuluxGroup Ltd.	358,749	1,382,484
DWS Ltd.(a)	271,238	357,520
Emeco Holdings Ltd.	2,798,462	717,240
Envestra Ltd.	1,909,896	1,739,483
ERM Power Ltd.	194,132	444,247
Ethane Pipeline Income Fund	196,741	316,053
Fairfax Media Ltd.(a)	2,663,458	1,206,808
Fantastic Holdings Ltd.	229,048	413,029
Finbar Group Ltd.	532,823	612,088
Fleetwood Corp., Ltd.(a)	343,728	1,132,673
Forge Group Ltd.	97,503	374,847
G8 Education Ltd.	219,381	493,994
Grange Resources Ltd.	3,061,716	448,407
Growthpoint Properties Australia Ltd.	338,510	743,653
GUD Holdings Ltd.(a)	197,711	1,084,039
GWA Group Ltd.(a)	508,200	1,116,434
iiNET Ltd.(a)	131,320	745,264
Imdex Ltd.(a)	620,631	352,219
Invocare Ltd.	92,880	967,502
IOOF Holdings Ltd.	403,459	2,718,094
Iress Ltd.	164,379	1,128,483
JB Hi-Fi Ltd.(a)	115,893	1,783,250
Kingsgate Consolidated Ltd.	288,053	333,542
Lycopodium Ltd.	63,459	248,032
M2 Telecommunications Group Ltd.(a)	140,218	750,839
MACA Ltd.	203,020	328,927
Magellan Financial Group Ltd.	37,511	330,996
MaxiTRANS Industries Ltd.	304,737	297,072
McMillan Shakespeare Ltd.(a)	56,887	842,517
Melbourne IT Ltd.	178,736	356,661
Mermaid Marine Australia Ltd.	161,770	521,228
Mineral Resources Ltd.	247,751	1,870,926
Monadelphous Group Ltd.	186,527	2,755,704
Mortgage Choice Ltd.	158,954	309,912
Mount Gibson Iron Ltd.	2,804,856	1,193,853
Myer Holdings Ltd.(a)	1,382,782	3,012,437
MyState Ltd.(a)	172,334	668,843
Navitas Ltd.(a)	370,241	1,955,454
NIB Holdings Ltd.(a)	574,999	1,121,073
Northern Star Resources Ltd.	577,093	309,022
NRW Holdings Ltd.(a)	1,371,988	1,142,823
Nufarm Ltd.	97,877	417,497
OrotonGroup Ltd.(a)	89,534	576,963
OZ Minerals Ltd.	462,628	1,736,213
Pacific Brands Ltd.	1,924,242	1,232,949
PanAust Ltd.	383,900	641,310
Perpetual Ltd.	27,326	885,455
Prime Media Group Ltd.	585,457	541,257
Programmed Maintenance Services Ltd.	183,909	414,119
Qube Holdings Ltd.	565,820	862,343
RCR Tomlinson Ltd.	116,746	246,855
Reckon Ltd.	144,846	338,091
Resolute Mining Ltd.	1,075,499	590,675
Retail Food Group Ltd.(a)	169,259	611,979
Ruralco Holdings Ltd.	48,079	136,428
SAI Global Ltd.(a)	213,807	710,421
Sedgman Ltd.(a)	827,094	401,253
Seven West Media Ltd.	1,656,344	2,880,656
Sigma Pharmaceuticals Ltd.	1,685,451	1,211,081
Silver Chef Ltd.	38,318	258,849
Skilled Group Ltd.	373,460	878,546
Slater & Gordon Ltd.	118,260	300,933
SMS Management & Technology Ltd.(a)	139,739	581,991
STW Communications Group Ltd.	671,449	881,967
Super Retail Group Ltd.	166,520	1,824,517
Tassal Group Ltd.	127,916	286,865
Transfield Services Ltd.	1,573,763	1,109,219
Treasury Group Ltd.	27,752	179,598
Troy Resources Ltd.	130,926	183,360
UGL Ltd.	400,218	2,535,070
UXC Ltd.	392,198	371,563
Village Roadshow Ltd.	168,954	878,424
Webjet Ltd.(a)	70,597	287,563
Western Areas Ltd.(a)	145,735	309,485
WHK Group Ltd.	755,828	463,538
Wotif.com Holdings Ltd.(a)	301,485	1,250,119

Total Australia		94,167,310

Austria - 0.9%
AMAG Austria Metall AG	17,427	531,201
Austria Technologie & Systemtechnik AG	30,219	252,964
Austriamicrosystems AG	6,638	489,703
CAT Oil AG	21,736	332,261
Lenzing AG(a)	17,652	1,261,972
Palfinger AG	10,791	308,587
POLYTEC Holding AG	38,221	298,934

See Notes to Schedule of Investments.

130    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
RHI AG(a)	21,890	$761,136
S IMMO AG*(a)	64,983	399,450
Wienerberger AG(a)	29,183	336,546
Zumtobel AG	20,290	203,079

Total Austria		5,175,833

Belgium - 2.0%
Arseus N.V.	19,104	501,613
Barco N.V.	5,317	429,675
Cofinimmo	26,287	2,870,549
EVS Broadcast Equipment S.A.	13,758	953,897
Exmar N.V.(a)	63,310	620,493
Melexis N.V.	25,796	541,860
Mobistar S.A.	126,364	2,628,066
NV Bekaert S.A.(a)	40,304	1,280,390
Recticel S.A.	41,116	280,050
Tessenderlo Chemie N.V.	39,804	1,003,740

Total Belgium		11,110,333

Denmark - 0.4%
Aktieselskabet Schouw & Co.	14,088	451,747
D/S Norden	16,333	553,907
NKT Holding A/S	16,299	591,384
Royal Unibrew A/S	8,648	759,582

Total Denmark		2,356,620

Finland - 2.7%
Cargotec Oyj Class B(a)	35,131	938,873
Citycon Oyj	178,343	554,048
Finnair Oyj	85,759	300,979
F-Secure Oyj	125,105	344,749
Huhtamaki Oyj	79,055	1,466,379
Kesko Oyj Class B	69,128	1,919,324
Lassila & Tikanoja Oyj*	31,571	549,903
Metsa Board Oyj	146,644	484,162
PKC Group Oyj	16,311	387,358
Raisio PLC Class V	91,740	418,561
Ramirent Oyj	93,872	810,209
Rautaruukki Oyj(a)	123,095	706,262
Sanoma Oyj	314,633	2,431,359
Stockmann Oyj Abp Class B(a)	41,826	617,071
Tieto Oyj	73,882	1,403,078
Tikkurila Oyj	36,153	815,336
Uponor Oyj	41,113	614,568

Total Finland		14,762,219

France - 2.6%
Akka Technologies	7,062	238,484
Albioma	27,116	508,610
Altamir	148,936	1,674,591
Alten Ltd.	23,309	794,722
April	19,310	331,321
Bourbon S.A.(a)	51,084	1,323,714
Etablissements Maurel et Prom	77,502	1,150,965
IPSOS(a)	34,248	1,290,777
Nexans S.A.(a)	7,281	344,923
Nexity S.A.	58,092	2,151,304
Rallye S.A.	60,343	2,168,385
Rubis(a)	26,054	1,600,520
Saft Groupe S.A.	21,113	500,299

Total France		14,078,615

Germany - 3.6%
Aurelius AG	42,440	1,018,357
Bauer AG	217	5,246
BayWa AG	10,023	480,096
Bechtle AG	11,787	539,157
Bertrandt AG	4,705	504,675
CompuGroup Medical AG(a)	20,307	482,124
CropEnergies AG	46,466	367,225
CTS Eventim AG	17,273	695,348
Delticom AG(a)	11,904	600,059
Drillisch AG(a)	106,272	1,775,068
Gerresheimer AG	8,749	506,071
Gerry Weber International AG	21,289	899,356
Gildemeister AG	23,359	520,273
GSW Immobilien AG	34,674	1,339,735
Hamburger Hafen und Logistik AG	46,132	985,819
Indus Holding AG	17,066	552,140
Jenoptik AG	23,564	290,890
Leoni AG	24,921	1,239,215
NORMA Group	13,770	498,306
Pfeiffer Vacuum Technology AG	7,695	796,186
QSC AG	98,844	357,181
Rheinmetall AG	32,043	1,491,316
Sixt AG(a)	26,962	602,625
SMA Solar Technology AG(a)	16,455	490,450
TAG Immobilien AG	94,684	1,031,491
Takkt AG(a)	37,253	561,710
Wacker Neuson SE	34,779	467,897
Wincor Nixdorf AG(a)	16,137	873,846

Total Germany		19,971,862

Hong Kong - 3.5%
China Power International Development Ltd.(a)	4,560,000	1,710,805
China South City Holdings Ltd.(a)	5,746,000	1,289,013
China Travel International Investment Hong Kong	3,996,000	747,027
Chong Hing Bank Ltd.	193,000	532,493
Citic Telecom International Holdings Ltd.	1,834,000	550,932
CSPC Pharmaceutical Group Ltd.	1,408,000	704,331
Dah Chong Hong Holdings Ltd.	1,148,000	916,168
Dah Sing Banking Group Ltd.	792,000	936,348
Dah Sing Financial Holdings Ltd.	200,400	804,819
Emperor Watch & Jewellery Ltd.	3,559,869	293,736
Goldlion Holdings Ltd.	1,406,000	677,953
Guotai Junan International Holdings Ltd.	1,119,836	447,568
Kowloon Development Co., Ltd.	1,366,000	1,778,749
Liu Chong Hing Investment	310,000	431,646
Shenzhen Investment Ltd.(a)	4,780,000	1,817,994
Shougang Fushan Resources Group Ltd.	5,826,000	2,260,891
Shun Tak Holdings Ltd.	1,150,000	557,479
Singamas Container Holdings Ltd.	1,580,000	325,926
SinoMedia Holding Ltd.	313,060	275,671
Sun Hung Kai & Co., Ltd.	2,089,000	1,190,428
Vitasoy International Holdings Ltd.	407,364	492,113
Welling Holding Ltd.	1,660,000	342,429
YGM Trading Ltd.	185,000	477,028

Total Hong Kong		19,561,547

Ireland - 0.9%
Aer Lingus Group PLC	413,859	815,001
C&C Group PLC	140,631	760,444
FBD Holdings PLC	24,486	463,099
Grafton Group PLC	69,170	482,730
Greencore Group PLC	278,353	565,719
Irish Continental Group PLC	19,406	559,992

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds     131

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
Kingspan Group PLC	39,869	$530,156
Origin Enterprises PLC	61,220	423,348
United Drug PLC	121,965	573,452

Total Ireland		5,173,941

Israel - 2.8%
Avgol Industries 1953 Ltd.	376,404	364,063
Babylon Ltd.	49,332	290,543
Clal Industries Ltd.	94,706	389,454
Clal Insurance Enterprise Holdings Ltd.	167,049	2,715,203
Delek Automotive Systems Ltd.	159,797	1,558,749
Elbit Systems Ltd.	22,313	942,695
Elron Electronic Industries Ltd.	87,924	462,040
Harel Insurance Investments & Financial Services Ltd.	11,932	593,265
Ituran Location and Control Ltd.	30,385	505,561
Jerusalem Economy Ltd.	55,441	396,578
Magic Software Enterprises Ltd.	48,765	262,288
Matrix IT Ltd.	93,184	466,387
Migdal Insurance & Financial Holding Ltd.	670,788	1,061,917
Partner Communications Co., Ltd.	133,485	842,268
Phoenix Holdings Ltd. (The)	324,729	1,081,136
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,876	504,909
Shikun & Binui Ltd.	510,122	1,128,326
Shufersal Ltd.	390,404	1,384,514
Strauss Group Ltd.	49,179	751,259

Total Israel		15,701,155

Italy - 3.9%
ACEA SpA	161,576	1,347,307
Ansaldo STS SpA	67,907	656,279
Astaldi SpA	68,932	473,990
ASTM SpA*(a)	45,591	518,241
Banca IFIS SpA	56,030	595,026
Brembo SpA	40,912	729,090
Cairo Communications SpA	160,208	697,625
Credito Emiliano SpA	206,213	976,759
Danieli & C Officine Meccaniche SpA	24,763	577,134
Datalogic SpA	35,546	304,487
ERG SpA	165,591	1,545,447
Geox SpA(a)	168,901	420,211
I.M.A. Industria Macchine Automatiche SpA	38,624	888,635
Immobiliare Grande Distribuzione(a)	658,307	665,307
Impregilo SpA(a)	222,738	939,222
Indesit Co. SpA	75,296	561,304
Interpump Group SpA	57,498	511,960
Intesa Sanpaolo SpA RSP	1,014,708	1,358,536
Iren SpA*	395,209	439,738
Italcementi SpA	59,418	379,221
MARR SpA	83,015	994,902
Piaggio & C. SpA(a)	356,176	921,783
SAVE Spa	38,850	614,575
Societa Cattolica di Assicurazioni - Societa Cooperativa	58,167	1,187,051
Sogefi SpA(a)	121,442	413,583
Trevi Finanziaria Industriale SpA	29,265	233,186
Unipol Gruppo Finanziario SpA	466,639	1,527,319
Vittoria Assicurazioni SpA	43,959	367,411
Zignago Vetro SpA	80,113	452,986

Total Italy		21,298,315

Japan - 25.6%
77 Bank Ltd. (The)	140,000	663,814
ADEKA Corp.	49,400	506,259
ADVAN Co., Ltd.	19,900	258,429
Aeon Delight Co., Ltd.	26,000	470,871
Ai Holdings Corp.	26,200	230,521
Aica Kogyo Co., Ltd.	24,300	486,807
Aichi Steel Corp.	97,000	428,681
Aida Engineering Ltd.	4,500	34,338
Airport Facilities Co., Ltd.	56,600	334,466
Akebono Brake Industry Co., Ltd.(a)	68,200	320,626
Akita Bank Ltd. (The)	141,000	349,182
Alpen Co., Ltd.	18,800	361,105
Amano Corp.	46,400	488,126
ANRITSU Corp.	41,300	488,524
AOKI Holdings, Inc.	14,200	427,422
Aomori Bank Ltd. (The)	168,000	419,429
Arcs Co., Ltd.	21,200	413,820
Ariake Japan Co., Ltd.	14,900	362,694
Arnest One Corp.	26,400	517,715
Asahi Diamond Industrial Co., Ltd.	34,900	329,905
Asahi Holdings, Inc.(a)	24,400	367,959
Asahi Organic Chemicals Industry Co., Ltd.	146,000	318,941
ASKUL Corp.	17,500	322,746
Avex Group Holdings, Inc.	15,700	493,909
Awa Bank Ltd. (The)	54,000	301,163
AXELL Corp.	18,400	338,233
Azbil Corp.	39,600	848,728
Bank of Iwate Ltd. (The)	9,300	358,575
Bank of Nagoya Ltd. (The)	93,000	364,192
Bank of Okinawa Ltd. (The)	8,300	348,427
Bank of Saga Ltd. (The)	185,000	378,064
Bank of the Ryukyus Ltd.	32,400	406,733
Calsonic Kansei Corp.	99,000	413,600
Canon Electronics, Inc.	26,600	485,754
Canon Marketing Japan, Inc.	51,900	693,324
Capcom Co., Ltd.(a)	32,400	523,501
Central Glass Co., Ltd.	116,000	364,343
Chiyoda Co., Ltd.	19,900	508,643
Citizen Holdings Co., Ltd.	90,200	503,053
Coca-Cola West Co., Ltd.	47,800	846,912
COMSYS Holdings Corp.	40,000	510,193
CyberAgent, Inc.	203	388,282
Daifuku Co., Ltd.	43,500	317,048
Daiichi Jitsugyo Co., Ltd.	4,000	16,993
Daiken Corp.	130,000	348,115
Daikoku Denki Co., Ltd.	400	7,643
Daikyo, Inc.	5,000	14,949
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	76,000	331,283
Daio Paper Corp.	48,000	273,016
Daisan Bank Ltd. (The)	219,000	352,746
Daiseki Co., Ltd.	17,400	304,086
Daishi Bank Ltd. (The)	171,000	562,913
DCM Holdings Co., Ltd.	70,000	548,951
Denki Kagaku Kogyo K.K.	257,000	931,394
Doshisha Co., Ltd.	21,000	298,928
Doutor Nichires Holdings Co., Ltd.	28,600	402,793
Dunlop Sports Co., Ltd.	34,461	388,894
Earth Chemical Co., Ltd.	15,200	514,904
EDION Corp.(a)	84,300	477,786

See Notes to Schedule of Investments.

132    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
Eighteenth Bank Ltd. (The)	175,000	$405,195
Eizo Nanao Corp.	13,300	285,588
Elematec Corp.	9,300	116,560
EXEDY Corp.	19,800	497,516
Ezaki Glico Co., Ltd.	43,000	409,070
Fancl Corp.	40,500	485,176
FCC Co., Ltd.	18,100	427,104
France Bed Holdings Co., Ltd.	130,000	248,654
FUJI ELECTRONICS Co., Ltd.	23,100	298,357
Fuji Oil Co., Ltd.	26,400	456,057
Fujikura Ltd.	96,000	340,182
Fujimi, Inc.	22,600	249,582
Fujitec Co., Ltd.	37,000	370,242
Fujitsu General Ltd.	25,000	242,865
Fukui Bank Ltd. (The)	152,000	324,397
Fukuyama Transporting Co., Ltd.(a)	95,000	549,907
Furukawa Electric Co., Ltd.	160,000	370,464
Furukawa-Sky Aluminum Corp.(a)	106,000	288,116
GCA Savvian Corp.	10,300	92,595
GMO Internet, Inc.	33,100	316,555
GS Yuasa Corp.	97,000	402,315
Gulliver International Co., Ltd.	33,940	227,554
Gunze Ltd.	204,000	492,878
H2O RETAILING Corp.	54,000	492,515
Hakuto Co., Ltd.	33,200	306,816
Hanwa Co., Ltd.	140,000	531,333
Heiwa Real Estate Co., Ltd.	16,500	274,737
Heiwado Co., Ltd.	24,100	404,922
Higashi-Nippon Bank Ltd. (The)	228,000	470,529
Higo Bank Ltd. (The)	85,000	501,435
Hitachi Koki Co., Ltd.	77,600	619,488
Hitachi Kokusai Electric, Inc.	27,000	323,451
Hitachi Transport System Ltd.	30,400	499,449
Hitachi Zosen Corp.	222,000	312,881
Hogy Medical Co., Ltd.	6,600	376,725
Hokkoku Bank Ltd. (The)	135,000	467,509
Hokuetsu Bank Ltd. (The)	255,000	508,280
Hokuetsu Kishu Paper Co., Ltd.	113,000	481,190
Hokuto Corp.(a)	22,900	398,131
HORIBA Ltd.	11,900	434,263
Hyakugo Bank Ltd. (The)	137,000	568,219
Hyakujushi Bank Ltd. (The)	156,000	508,824
Ichiyoshi Securities Co., Ltd.	397	4,700
IDEC Corp.	36,600	352,238
Inaba Denki Sangyo Co., Ltd.(a)	21,300	547,644
Inabata & Co., Ltd.	47,700	391,838
IT Holdings Corp.	26,200	347,628
ITC NETWORKS Corp.	41,000	366,105
Ito En Ltd.	30,000	693,411
Itochu Enex Co., Ltd.	96,700	496,472
Iwatani Corp.	106,000	372,417
Izumi Co., Ltd.	21,500	579,841
Japan Aviation Electronics Industry Ltd.	20,000	193,285
Japan Pulp & Paper Co., Ltd.	130,000	380,833
Japan Vilene Co., Ltd.	46,000	232,466
Japan Wool Textile Co., Ltd. (The)	51,000	362,984
J-Oil Mills, Inc.	115,000	356,571
Jowa Holdings Co., Ltd.	15,800	371,559
Juroku Bank Ltd. (The)	169,000	615,876
KAGA ELECTRONICS Co., Ltd.	34,200	269,234
Kagome Co., Ltd.	25,800	441,276
Kagoshima Bank Ltd. (The)	80,000	508,179
Kaken Pharmaceutical Co., Ltd.	55,000	814,466
Kamigumi Co., Ltd.	68,000	546,957
Kandenko Co., Ltd.	104,000	443,912
Kaneka Corp.	156,000	1,028,640
Kanematsu Electronics Ltd.	31,418	404,526
Kato Sangyo Co., Ltd.	21,700	452,416
Kawasaki Kisen Kaisha Ltd.	198,000	402,638
Keihin Corp.(a)	26,900	409,992
Keiyo Bank Ltd. (The)	140,000	704,686
Kitz Corp.	58,100	288,935
Kiyo Holdings, Inc.	385,800	504,898
KOA Corp.	25,600	220,088
KOBAYASHI Pharmaceutical Co., Ltd.	13,000	684,452
Kohnan Shoji Co., Ltd.	27,900	316,538
KOKUYO Co., Ltd.	69,000	478,593
Komeri Co., Ltd.	16,400	411,424
Konaka Co., Ltd.	19,800	216,667
Kose Corp.	19,300	533,526
K’s Holdings Corp.	20,200	640,560
Kurabo Industries Ltd.	226,000	364,021
Kureha Corp.	129,000	409,070
KYB Co., Ltd.	70,000	350,229
Kyodo Printing Co., Ltd.	71,000	197,987
KYORIN Holdings, Inc.	30,200	693,170
Kyoto Kimono Yuzen Co., Ltd.	28,600	309,508
Kyowa Exeo Corp.	46,700	524,661
Lintec Corp.	28,100	506,640
Lion Corp.(a)	101,000	584,638
Macromill, Inc.	43,056	254,431
Maeda Corp.	2,000	9,886
Maeda Road Construction Co., Ltd.	27,000	418,855
Makino Milling Machine Co., Ltd.	33,000	193,346
Mandom Corp.	11,800	392,007
Mars Engineering Corp.	17,400	331,937
Maruha Nichiro Holdings, Inc.	185,000	370,615
Marusan Securities Co., Ltd.	38,500	234,872
Matsumotokiyoshi Holdings Co., Ltd.	20,100	579,922
Meitec Corp.	27,800	645,080
Mie Bank Ltd. (The)	188,000	389,873
Mimasu Semiconductor Industry Co., Ltd.	31,100	260,797
Minebea Co., Ltd.(a)	134,000	488,327
Mito Securities Co., Ltd.	51,000	214,094
Mitsubishi Shokuhin Co.,Ltd.	19,300	480,290
Mitsuboshi Belting Ltd.	62,000	292,102
Mitsui Engineering & Shipbuilding Co., Ltd.	297,000	433,533
Mitsui Mining & Smelting Co., Ltd.	163,000	346,232
MITSUI-SOKO Co., Ltd.	48,000	237,741
Miura Co., Ltd.	16,500	410,611
Miyazaki Bank Ltd. (The)	108,000	323,995
Mizuno Corp.	60,000	325,565
Mochida Pharmaceutical Co., Ltd.	44,000	558,554
Modec, Inc.	8,400	244,723
Monex Group, Inc.	800	288,720
Morinaga & Co., Ltd.	216,000	434,892
Morinaga Milk Industry Co., Ltd.	147,000	429,154
Moshi Moshi Hotline, Inc.(a)	54,700	681,719
Musashi Seimitsu Industry Co., Ltd.	12,800	308,097
Musashino Bank Ltd. (The)	15,700	516,827
Nachi-Fujikoshi Corp.	55,000	247,496
Nagaileben Co., Ltd.	21,700	361,539
Nagase & Co., Ltd.	50,700	645,649
Nanto Bank Ltd. (The)	103,000	419,943
NEC Fielding Ltd.	46,200	562,762

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    133

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
NEC Networks & System Integration Corp.	21,600	$489,254
NET One Systems Co., Ltd.	71,046	547,856
NICHIAS Corp.	55,000	346,051
Nichicon Corp.	25,300	242,468
Nichii Gakkan Co.	34,600	299,204
Nichi-Iko Pharmaceutical Co., Ltd.	15,000	322,394
Nichirei Corp.	120,000	620,929
Nidec Copal Corp.	30,700	260,534
NIDEC COPAL ELECTRONICS Corp.	52,500	235,189
Nifco, Inc.	22,800	482,235
Nihon Kohden Corp.	13,500	515,075
Nihon Parkerizing Co., Ltd.	19,000	376,232
Nihon Unisys Ltd.	34,200	256,151
Nikkiso Co., Ltd.	1,000	13,097
Nippo Corp.	21,000	345,014
Nippon Beet Sugar Manufacturing Co., Ltd.	202,000	364,001
Nippon Coke & Engineering Co., Ltd.	271,000	283,727
Nippon Flour Mills Co., Ltd.	101,000	508,381
Nippon Kayaku Co., Ltd.	58,000	721,679
Nippon Konpo Unyu Soko Co., Ltd.	32,800	548,455
Nippon Shinyaku Co., Ltd.	20,000	332,612
Nippon Shokubai Co., Ltd.	59,000	602,859
Nippon Steel Trading Co., Ltd.	10,000	25,973
Nippon Synthetic Chemical Industry Co., Ltd. (The)	29,000	306,538
Nippon Valqua Industries Ltd.(a)	175,000	443,952
Nishimatsu Construction Co., Ltd.	112,000	246,922
Nishi-Nippon City Bank Ltd. (The)	313,000	816,097
Nishi-Nippon Railroad Co., Ltd.	116,000	450,758
Nissan Chemical Industries Ltd.	61,800	831,175
Nisshin Oillio Group Ltd. (The)(a)	119,000	434,862
Nisshinbo Holdings, Inc.	66,000	469,744
Nissin Electric Co., Ltd.	34,000	217,345
Nissin Kogyo Co., Ltd.	26,100	472,420
Nitto Boseki Co., Ltd.(a)	88,000	273,740
Nitto Kogyo Corp.	18,400	336,751
Noevir Holdings Co., Ltd.	22,000	343,061
NOF Corp.	81,000	454,190
NORITAKE Co., Ltd.	133,000	345,437
Noritz Corp.	19,300	334,571
NS Solutions Corp.	25,700	479,409
Ogaki Kyoritsu Bank Ltd. (The)	186,000	541,139
Oita Bank Ltd. (The)	104,000	329,793
Okamura Corp.	45,000	303,518
Okinawa Electric Power Co., Inc. (The)	6,400	242,251
OKUMA Corp.	7,000	52,781
OKUMURA Corp.	108,000	413,147
Onward Holdings Co., Ltd.	91,000	752,112
OSG Corp.(a)	30,400	454,768
PACK Corp. (The)	23,500	385,614
PAL Co., Ltd.	9,100	263,926
Paltac Corp.	33,075	438,181
PanaHome Corp.	83,000	534,756
Paramount Bed Holdings Co., Ltd.	9,359	307,146
Parco Co., Ltd.	38,900	393,954
Pigeon Corp.	5,700	453,315
Plenus Co., Ltd.	34,100	559,894
Point, Inc.	11,480	550,684
Pola Orbis Holdings, Inc.	15,418	520,737
Press Kogyo Co., Ltd.	45,000	191,624
Relo Holdings, Inc.	7,609	375,337
Rengo Co., Ltd.	126,000	605,044
Resorttrust, Inc.	19,100	600,871
RIKEN Corp.	79,000	314,934
Riso Kagaku Corp.	13,061	288,871
Riso Kyoiku Co., Ltd.	3,834	336,563
Round One Corp.	66,800	404,828
Ryobi Ltd.	82,000	236,915
Ryoden Trading Co., Ltd.	52,000	335,551
Ryohin Keikaku Co., Ltd.(a)	6,600	540,837
Ryosan Co., Ltd.	23,500	413,293
SAIBUGAS Co., Ltd.	207,078	498,230
San-Ai Oil Co., Ltd.	80,000	295,565
Sanden Corp.(a)	84,000	330,639
San-In Godo Bank Ltd. (The)	59,000	437,147
Sankyo Seiko Co., Ltd.	82,800	290,073
Sankyu, Inc.	147,000	553,461
Sanwa Holdings Corp.	85,000	457,794
Sanyo Chemical Industries Ltd.	60,000	374,490
Sanyo Shokai Ltd.	3,000	7,490
Sapporo Holdings Ltd.	159,000	582,635
Sato Holdings Corp.	16,900	314,913
Sawai Pharmaceutical Co., Ltd.	4,500	536,820
Seino Holdings Corp.	52,000	455,429
Senko Co., Ltd.(a)	69,000	353,561
Senshu Ikeda Holdings, Inc.	143,454	743,734
Senshukai Co., Ltd.	36,500	314,532
Shiga Bank Ltd. (The)	76,000	389,430
Shikoku Bank Ltd. (The)	132,000	312,277
Shimachu Co., Ltd.	24,800	608,921
Shinko Electric Industries Co., Ltd.	42,500	497,156
Shinko Plantech Co., Ltd.	43,700	328,624
SHIP HEALTHCARE HOLDINGS, Inc.	8,037	295,314
Showa Corp.	31,400	403,978
Sinanen Co., Ltd.	113,000	417,486
Sotetsu Holdings, Inc.	149,000	536,991
Square Enix Holdings Co., Ltd.	53,600	644,268
SRA Holdings, Inc.	35,200	374,200
St. Marc Holdings Co., Ltd.	8,200	369,407
Star Micronics Co., Ltd.	30,900	333,777
Start Today Co., Ltd.	19,828	387,238
Starzen Co., Ltd.	120,000	314,089
Studio Alice Co., Ltd.	300	4,252
Sugi Holdings Co., Ltd.	10,100	383,319
Sumitomo Bakelite Co., Ltd.	135,000	504,203
Sumitomo Light Metal Industries, Ltd.	456,000	417,738
Sumitomo Osaka Cement Co., Ltd.	136,000	432,637
Sumitomo Warehouse Co., Ltd. (The)	77,000	439,513
Systena Corp.	37,300	278,619
Tadano Ltd.	23,000	294,055
Taikisha Ltd.	15,300	375,819
Taiyo Holdings Co., Ltd.	16,200	523,501
Taiyo Yuden Co., Ltd.	16,000	243,378
Takara Standard Co., Ltd.	59,000	408,043
Takasago Thermal Engineering Co., Ltd.	64,100	540,754
Takata Corp.	22,800	491,416
Tamron Co., Ltd.(a)	16,300	340,489
T-Gaia Corp.	55,900	527,289
TKC Corp.	21,300	385,967
TOA Corp.	32,000	253,848
TOAGOSEI Co., Ltd.	136,000	546,273
Toda Corp.	116,000	321,136
Toho Bank Ltd. (The)	139,000	425,389
Toho Holdings Co., Ltd.	16,000	264,157

See Notes to Schedule of Investments.

134    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
Tokai Carbon Co., Ltd.(a)	127,000	$336,246
Tokai Rika Co., Ltd.	29,000	578,044
Tokai Rubber Industries Ltd.	42,700	383,434
Tokai Tokyo Financial Holdings, Inc.	128,001	871,079
Token Corp.	5,000	276,338
Tokuyama Corp.	64,000	203,594
TOKYO DOME Corp.	34,000	210,158
TOKYOTOKEIBA Co., Ltd.(a)	55,000	187,698
TOMONY Holdings, Inc.	101,090	392,820
TOMY Co., Ltd.	63,300	295,678
Toppan Forms Co., Ltd.	60,900	527,246
Topy Industries Ltd.	144,000	282,680
Toshiba Machine Co., Ltd.	6,000	29,295
Toshiba Plant Systems & Services Corp.	20,000	299,190
Toshiba TEC Corp.	86,000	463,180
TOSOH Corp.	188,000	651,049
Toyo Ink SC Holdings Co., Ltd.	147,000	725,122
Toyo Kohan Co., Ltd.	78,000	262,264
Toyo Securities Co., Ltd.(a)	64,000	193,285
Toyo Tire & Rubber Co., Ltd.	71,000	373,101
Toyobo Co., Ltd.	370,000	562,440
Tsubakimoto Chain Co.	5,000	29,496
Tsumura & Co.	26,800	788,878
Tsuruha Holdings, Inc.	6,000	567,172
TV Asahi Corp.	28,100	607,063
Ube Industries, Ltd.	460,000	852,066
Unipres Corp.	14,600	261,326
United Arrows Ltd.	10,300	429,793
UNY Group Holdings Co., Ltd.	144,200	969,705
USHIO, Inc.	39,200	516,169
Valor Co., Ltd.	18,600	345,280
Wacoal Holdings Corp.	77,000	768,178
Wacom Co., Ltd.	32,500	357,603
Xebio Co., Ltd.	17,000	347,753
Yachiyo Bank Ltd. (The)	8,300	250,667
Yamazen Corp.	54,700	344,164
Yodogawa Steel Works Ltd.	89,000	353,903
Yokohama Reito Co., Ltd.	43,000	341,541
Yuasa Trading Co., Ltd.	211,000	367,474
ZENRIN Co., Ltd.	28,000	309,498
Zensho Holdings Co., Ltd.	40,400	460,390
ZERIA Pharmaceutical Co., Ltd.	23,000	348,467

Total Japan		142,131,375

Netherlands - 1.2%
Amsterdam Commodities N.V.	27,614	518,310
Arcadis N.V.	30,741	824,947
BE Semiconductor Industries N.V.	37,298	384,363
BinckBank N.V.(a)	99,245	834,137
Brunel International N.V.	13,137	552,071
CSM	58,275	1,176,756
Koninklijke BAM Groep N.V.	119,335	567,575
Koninklijke Ten Cate N.V.	15,313	358,780
TKH Group N.V.(a)	26,074	669,372
Unit 4 N.V.	11,874	384,240
USG People N.V.	40,246	261,569

Total Netherlands		6,532,120

New Zealand - 2.9%
Air New Zealand Ltd.	938,275	1,076,075
Chorus Ltd.	1,005,251	1,855,489
EBOS Group Ltd.(a)	56,573	419,437
Fisher & Paykel Healthcare Corp., Ltd.(a)	520,506	1,386,854
Freightways Ltd.	164,945	568,146
Infratil Ltd.	683,652	1,172,125
Kathmandu Holdings Ltd.(a)	220,663	431,157
Mainfreight Ltd.	55,345	457,349
Nuplex Industries Ltd.(a)	277,688	621,929
NZX Ltd.	331,410	342,970
PGG Wrightson Ltd.	1,792,799	401,528
Port of Tauranga Ltd.	66,396	712,759
Restaurant Brands New Zealand Ltd.	183,207	401,834
Sky Network Television Ltd.	425,867	1,785,911
SKYCITY Entertainment Group Ltd.	565,850	1,905,345
TOWER Ltd.	267,326	402,589
Trade Me Ltd.	342,544	1,288,342
Warehouse Group Ltd. (The)	321,984	885,259

Total New Zealand		16,115,098

Norway - 1.7%
Atea ASA	180,321	1,808,806
Austevoll Seafood ASA	142,407	816,280
Borregaard ASA	83,455	362,191
Cermaq ASA(a)	17,169	298,051
Copeinca ASA	70,907	778,043
Kvaerner ASA(a)	576,558	916,858
Leroey Seafood Group ASA	47,077	1,302,972
SpareBank 1 SMN	83,059	632,527
Tomra Systems ASA	58,864	496,474
Veidekke ASA(a)	126,092	960,241
Wilh. Wilhelmsen ASA Class B(a)	157,631	1,228,820

Total Norway		9,601,263

Portugal - 0.8%
Mota-Engil, SGPS, S.A.	183,589	555,311
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.	55,305	469,573
Sonae	1,522,208	1,446,387
Sonaecom, SGPS, S.A.	546,393	1,105,826
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	194,728	939,064

Total Portugal		4,516,161

Singapore - 4.5%
Ascendas Hospitality Trust	1,519,000	1,000,051
Baker Technology Ltd.	1,194,495	268,415
Boustead Singapore Ltd.	461,000	487,061
Chip Eng Seng Corp., Ltd.	782,000	428,519
Cityspring Infrastructure Trust	2,581,655	956,696
Cosco Corp. Singapore Ltd.	1,101,000	646,728
CSE Global Ltd.	627,000	420,208
Dyna-Mac Holdings Ltd.	1,084,561	346,328
Far East Hospitality Trust	1,341,000	1,020,315
Fragrance Group Ltd.	2,537,942	470,249
Goodpack Ltd.	297,000	367,650
GuocoLand Ltd.	445,000	715,761
Guthrie GTS Ltd.	1,042,269	719,061
Ho Bee Investment Ltd.	470,000	730,032
Hotel Properties Ltd.	255,000	637,349
Hyflux Ltd.(a)	476,000	469,132
K1 Ventures Ltd.	4,819,000	649,727
K-Green Trust(a)	1,073,594	884,574
Low Keng Huat (Singapore) Ltd.	1,084,897	551,730
OSIM International Ltd.	694,000	1,075,227
Oxley Holdings Ltd.	1,323,000	370,311
Pan-United Corp., Ltd.	583,000	413,703

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    135

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
Petra Foods Ltd.	164,000	$488,780
QAF Ltd.	613,323	483,579
Raffles Medical Group Ltd.	183,000	453,063
Rickmers Maritime	1,669,000	355,302
Saizen REIT	3,694,000	535,911
Sinarmas Land Ltd.	414,000	210,542
Singapore Post Ltd.(a)	1,606,000	1,646,141
SMRT Corp., Ltd.	1,301,000	1,471,998
Stamford Land Corp., Ltd.	1,529,000	711,275
Super Group Ltd.	190,000	666,640
UMS Holdings Ltd.	955,116	380,299
United Engineers Ltd.	270,000	515,178
Venture Corp., Ltd.	365,000	2,089,332
Wee Hur Holdings Ltd.	5,000	1,518
Wing Tai Holdings Ltd.	645,000	1,042,537

Total Singapore		24,680,922

Spain - 0.9%
Abengoa S.A. Class B(a)	412,943	831,984
Almirall S.A.	55,572	702,849
Atresmedia Corporacion de Medios de Comunicaion S.A.(a)	94,125	741,431
Caja de Ahorros del Mediterraneo*(a)	46,484	80,966
Cie Automotive S.A.	53,575	417,836
Duro Felguera S.A.	224,164	1,442,328
Ence Energia y Celulosa S.A.	168,967	521,625
Faes Farma S.A.	93,635	246,465
Pescanova, S.A.*†	7,082	27,202

Total Spain		5,012,686

Sweden - 4.9%
AarhusKarlshamn AB	12,559	636,374
AF AB Class B	22,729	572,481
Atrium Ljungberg AB Class B	97,201	1,224,112
Axis Communications AB(a)	39,225	963,561
B&B Tools AB Class B	24,396	290,968
Bilia AB Class A	31,650	506,441
BillerudKorsnas AB	134,429	1,262,740
BioGaia AB Class B	15,309	514,878
Byggmax Group AB	74,223	404,686
Clas Ohlson AB Class B(a)	64,559	848,900
Concentric AB	32,788	323,049
Duni AB	62,435	538,835
Fabege AB	163,477	1,597,361
Gunnebo AB	66,201	272,672
Hexpol AB	10,704	693,041
Hoganas AB Class B	21,329	1,011,235
Holmen AB Class B(a)	57,934	1,549,324
Indutrade AB	22,447	690,094
Intrum Justitia AB	51,625	1,051,706
JM AB(a)	74,073	1,552,916
Kungsleden AB	88,832	515,926
Loomis AB Class B	45,405	866,129
Mekonomen AB(a)	24,304	734,581
NCC AB Class B	85,049	1,922,894
New Wave Group AB Class B	53,850	260,894
Nibe Industrier AB Class B	35,604	555,468
Nobia AB	45,881	265,112
Nolato AB Class B	31,519	541,704
Peab AB	238,235	1,150,328
Ratos AB Class B	261,179	2,014,144
SSAB AB Class A	149,541	886,906
Wihlborgs Fastigheter AB	77,720	1,145,744

Total Sweden		27,365,204

Switzerland - 2.1%
Ascom Holding AG*	29,948	371,917
Basilea Pharmaceutica AG*	13,894	1,027,934
EFG International AG*	27,767	337,494
Georg Fischer AG*	2,480	1,092,364
Implenia AG*	10,477	521,552
Kudelski S.A.	21,153	262,694
Logitech International S.A.*	455,392	3,133,332
Mobilezone Holding AG	62,911	600,419
Nobel Biocare Holding AG*	43,760	531,882
Swissquote Group Holding S.A.	9,546	284,014
Tecan Group AG	4,117	379,870
Temenos Group AG*	19,044	464,954
Valiant Holding AG	7,067	593,803
Vontobel Holding AG	52,565	1,616,701
Zehnder Group AG	10,136	451,013

Total Switzerland		11,669,943

United Kingdom - 14.7%
A.G. BARR PLC	52,696	403,616
Abcam PLC	72,430	498,191
African Barrick Gold PLC	752,171	1,095,185
Alent PLC	89,081	443,158
Bank of Georgia Holdings PLC	28,844	730,587
BBA Aviation PLC	304,359	1,293,002
Berendsen PLC	109,485	1,236,286
Betfair Group PLC	31,190	403,283
Bodycote PLC	84,937	675,038
Bovis Homes Group PLC	36,399	420,949
Brammer PLC	75,309	371,219
Brewin Dolphin Holdings PLC	195,223	693,158
Britvic PLC	182,786	1,422,198
Cable & Wireless Communications PLC	3,460,796	2,149,462
Carillion PLC	522,831	2,191,791
Carphone Warehouse Group PLC	210,248	794,019
Chemring Group PLC	136,084	586,379
Chesnara PLC	192,130	728,509
Chime Communications PLC	72,185	281,371
Cineworld Group PLC	135,903	699,276
Computacenter PLC	105,195	713,185
Costain Group PLC	81,055	342,070
Cranswick PLC	30,032	526,097
CSR PLC	57,389	469,156
Dairy Crest Group PLC	129,806	894,214
Darty PLC	364,433	320,587
De La Rue PLC	82,587	1,210,635
Debenhams PLC	1,012,749	1,465,379
Dechra Pharmaceuticals PLC	36,068	377,460
Development Securities PLC	116,498	323,347
Devro PLC	101,168	446,822
Diploma PLC	66,118	562,076
Domino Printing Sciences PLC	74,471	704,809
Domino’s Pizza Group PLC	75,092	763,646
E2V Technologies PLC	188,024	338,647
Electrocomponents PLC	441,005	1,628,036
Elementis PLC	206,237	686,283
EMIS Group PLC	27,754	325,496
Euromoney Institutional Investor PLC	59,076	916,614
F&C Asset Management PLC	423,638	612,333
Fenner PLC	122,476	570,281

See Notes to Schedule of Investments.

136    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2013

Investments	Shares	Value
Ferrexpo PLC	339,826	$686,016
Fidessa Group PLC	16,995	496,967
Galliford Try PLC	57,147	809,977
Genus PLC	16,348	339,444
Go-Ahead Group PLC	48,123	1,081,685
Greggs PLC	113,129	716,187
Halfords Group PLC	299,460	1,441,148
Hays PLC	790,266	1,066,152
Helical Bar PLC	98,664	378,599
Hill & Smith Holdings PLC	81,461	555,984
Hilton Food Group Ltd.	66,583	368,601
Hochschild Mining PLC	136,791	322,202
Home Retail Group PLC	406,175	825,501
Homeserve PLC	245,100	1,040,881
Hunting PLC	74,672	829,027
Huntsworth PLC	391,472	332,498
Interserve PLC	104,943	805,385
ITE Group PLC	118,893	537,729
James Fisher & Sons PLC	22,976	346,735
James Halstead PLC	90,903	376,737
JD Wetherspoon PLC	55,194	556,271
John Menzies PLC	50,245	537,638
Kcom Group PLC	593,450	733,570
Keller Group PLC	32,474	488,100
Kier Group PLC(a)	44,207	767,708
Laird PLC	318,004	856,112
Lookers PLC	218,305	356,764
Low & Bonar PLC	7,284	7,153
Marshalls PLC	219,151	439,581
Marston’s PLC	549,018	1,169,938
May Gurney Integrated Services PLC	49,741	219,914
Michael Page International PLC	159,983	900,218
Micro Focus International PLC	121,779	1,311,386
Mitie Group PLC	257,158	980,149
Moneysupermarket.com Group PLC	372,111	1,081,354
Morgan Advanced Materials PLC	202,210	797,092
Morgan Sindall Group PLC	47,033	434,430
N. Brown Group PLC	173,698	1,164,439
National Express Group PLC	431,207	1,468,257
NCC Group PLC	153,226	266,677
NMC Health PLC	1,573	6,442
Novae Group PLC	72,254	526,569
Pace PLC	87,141	319,711
Petropavlovsk PLC	347,195	473,932
Photo-Me International PLC	295,482	393,258
Polar Capital Holdings PLC	61,112	359,052
Premier Farnell PLC	415,865	1,274,100
QinetiQ Group PLC	202,049	552,832
Rank Group PLC	225,773	525,972
Renishaw PLC	36,385	853,162
Restaurant Group PLC	104,068	789,200
Ricardo PLC	51,824	308,904
RPC Group PLC	129,083	800,741
RPS Group PLC	133,514	409,051
Savills PLC	63,959	553,908
Senior PLC	145,664	553,205
Shanks Group PLC	386,483	463,081
SIG PLC	212,418	545,441
Smiths News PLC	255,785	586,773
Spirent Communications PLC	229,846	490,491
Spirit Pub Co. PLC	470,342	476,173
ST Modwen Properties PLC	82,353	337,368
St. Ives PLC	136,458	306,310
Sthree PLC	114,302	575,128
Synergy Health PLC	22,952	392,672
Synthomer PLC	209,572	610,287
Ted Baker PLC	18,855	486,156
Telecom Plus PLC	37,780	715,116
TT electronics PLC	136,248	316,171
Tullett Prebon PLC	277,303	1,341,668
Ultra Electronics Holdings PLC	30,096	781,927
Unite Group PLC	69,902	383,900
UTV Media PLC	151,644	310,498
Vesuvius PLC	243,543	1,357,847
Vitec Group PLC (The)	44,833	390,990
WH Smith PLC(a)	104,407	1,136,983
Workspace Group PLC	94,377	555,390
WS Atkins PLC	63,605	972,415

Total United Kingdom		81,440,880

TOTAL COMMON STOCKS (Cost: $510,644,937)		552,423,402

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(b)	14	594
WisdomTree Japan SmallCap Dividend Fund(b)	10	473

TOTAL EXCHANGE-TRADED FUNDS (Cost: $827)		1,067

RIGHTS - 0.0%

France - 0.0%
Bourbon S.A., expiring 8/30/13*	58,512	151,619

Spain - 0.0%
Faes Farma S.A., expiring 7/20/13*	26	1

TOTAL RIGHTS (Cost: $1)		151,620

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.3%

United States - 8.3%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $45,822,367)(d)	45,822,367	45,822,367

TOTAL INVESTMENTS IN SECURITIES - 107.9% (Cost: $556,468,132)(e)		598,398,456
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.9)%		(44,009,818)

NET ASSETS - 100.0%		$554,388,638

REIT	-	Real Estate Investment Trust
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $27,202, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2012.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $40,857,610 and the total market value of the collateral held by the Fund was $45,822,367.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    137

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.7%

Brazil - 12.1%
AES Tiete S.A.	381,197	$3,494,371
Autometal S.A.	407,444	3,327,353
Banco do Brasil S.A.	10,385,740	104,043,107
Banco Santander Brasil S.A.	8,957,400	54,943,424
BM&F Bovespa S.A.	4,206,117	23,533,920
Brasil Brokers Participacoes S.A.	974,621	2,889,825
Brasil Insurance Participacoes e Administracao S.A.	451,603	4,477,086
Centrais Eletricas Brasileiras S.A.	5,854,400	12,323,379
Cia Energetica de Minas Gerais	1,511,181	13,435,456
Cia. Hering	516,022	7,311,509
CPFL Energia S.A.	3,451,380	32,356,932
EDP - Energias do Brasil S.A.	91,181	467,658
Eternit S.A.	138,495	592,462
Grendene S.A.	786,355	7,211,947
Helbor Empreendimentos S.A.	966,000	3,778,203
Light S.A.	1,706,439	12,012,008
Mahle-Metal Leve S.A. Industria E Comercio	462,200	5,182,632
Multiplus S.A.	537,700	7,925,358
Natura Cosmeticos S.A.	1,063,121	22,955,964
Porto Seguro S.A.	991,500	10,637,401
Rodobens Negocios Imobiliarios S.A.	308,700	2,019,291
Santos Brasil Participacoes S.A.	569,326	7,515,242
Tim Participacoes S.A.	6,016,500	22,033,673
Tractebel Energia S.A.	2,593,200	40,699,053
Transmissora Alianca de Energia Eletrica S.A.	1,451,100	14,037,712
UNICASA Industria de Moveis S.A.	623,000	1,835,961
Vale S.A.	12,395,500	163,286,956

Total Brazil		584,327,883

Chile - 2.0%
Administradora de Fondos de Pensiones Provida S.A.	689,523	3,944,200
Aguas Andinas S.A. Class A	17,985,659	12,768,362
Banco de Chile	225,338,727	32,655,398
Banco Santander Chile	439,322,689	27,135,033
Empresas Iansa S.A.	42,684,013	2,293,882
ENTEL Chile S.A.	301,944	5,071,480
Grupo Security S.A.	2,612,160	980,957
Inversiones Aguas Metropolitanas S.A.	4,960,117	9,725,141
Inversiones La Construccion S.A.	226,109	3,476,916

Total Chile		98,051,369

China - 16.0%
Agricultural Bank of China Ltd. Class H	78,722,000	32,477,957
Anhui Expressway Co., Ltd. Class H	2,378,728	1,134,721
Bank of China Ltd. Class H	226,779,639	93,269,005
Beijing Capital Land Ltd. Class H	6,476,000	2,362,849
China BlueChemical Ltd. Class H	11,800,000	7,211,124
China CITIC Bank Corp., Ltd. Class H	20,108,485	9,281,218
China Coal Energy Co., Ltd. Class H(a)	16,297,000	8,530,536
China Communications Construction Co., Ltd. Class H*	27,180,000	21,270,649
China Construction Bank Corp. Class H	301,189,500	213,184,082
China Merchants Bank Co., Ltd. Class H	9,958,000	16,638,713
China Minsheng Banking Corp., Ltd. Class H(a)	9,423,700	9,221,590
China Molybdenum Co., Ltd. Class H	12,817,189	4,428,638
China Petroleum & Chemical Corp. Class H	78,865,200	55,516,318
China Shenhua Energy Co., Ltd. Class H	9,201,000	23,487,826
Chongqing Machinery & Electric Co., Ltd. Class H(a)	20,070,000	2,458,179
Chongqing Rural Commercial Bank Class H	24,529,885	10,404,807
Dalian Port PDA Co., Ltd. Class H	6,006,000	1,161,500
Datang International Power Generation Co., Ltd. Class H*	7,416,350	3,002,358
Guangzhou Automobile Group Co., Ltd. Class H	4,236,000	4,003,156
Guangzhou R&F Properties Co., Ltd. Class H	10,445,158	15,109,513
Hainan Meilan International Airport Co., Ltd. Class H	645,000	627,840
Industrial & Commercial Bank of China Class H	242,176,275	152,680,318
Jiangsu Expressway Co., Ltd. Class H	1,382,906	1,426,347
Jiangxi Copper Co., Ltd. Class H	5,296,000	8,971,931
Lianhua Supermarket Holdings Co., Ltd. Class H	4,341,000	2,367,406
PetroChina Co., Ltd. Class H	47,018,000	50,010,443
Shenzhen Expressway Co., Ltd. Class H	4,136,000	1,519,735
Sichuan Expressway Co., Ltd. Class H	6,512,000	1,746,306
Zhaojin Mining Industry Co., Ltd. Class H	7,611,500	4,896,812
Zhejiang Expressway Co., Ltd. Class H	18,020,398	14,683,313
Zijin Mining Group Co., Ltd. Class H(a)	24,774,000	4,375,819

Total China		777,461,009

Czech Republic - 1.8%
CEZ AS(a)	2,357,194	56,502,682
Komercni Banka AS	119,860	22,252,889
Telefonica Czech Republic AS(a)	787,361	10,835,397

Total Czech Republic		89,590,968

Hong Kong - 0.0%
Baoye Group Co., Ltd. Class H	616,000	464,600

Hungary - 0.1%
Magyar Telekom Telecommunications PLC(a)	2,876,946	4,316,850

Indonesia - 2.5%
PT Aneka Tambang Persero Tbk	21,100,597	2,126,005
PT Astra Agro Lestari Tbk	1,831,286	3,634,895
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	19,680,000	2,339,788
PT Bank Pembangunan Daerah Jawa Timur Tbk	20,401,000	811,929
PT Berau Coal Energy Tbk	49,026,500	948,422
PT Harum Energy Tbk	14,213,000	4,331,922
PT Hexindo Adiperkasa Tbk	2,520,000	1,129,874
PT Indo Tambangraya Megah Tbk	7,697,000	21,830,786
PT Matahari Putra Prima Tbk	16,174,500	4,766,792
PT Perusahaan Gas Negara Persero Tbk	60,066,608	34,799,294

See Notes to Schedule of Investment.

138    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2013

Investments	Shares	Value
PT Semen Indonesia Persero Tbk	11,301,000	$19,470,741
PT Tambang Batubara Bukit Asam Tbk	8,135,000	10,901,310
PT United Tractors Tbk	8,236,500	15,103,708

Total Indonesia		122,195,466

Malaysia - 5.0%
Axis Real Estate Investment Trust	395,700	459,636
Batu Kawan Bhd	143,014	846,451
Boustead Holdings Bhd	1,548,331	2,567,892
British American Tobacco Malaysia Bhd	744,397	14,042,115
Carlsberg Brewery Malaysia Bhd	1,452,113	7,031,913
DiGi.Com Bhd	17,456,247	26,299,014
Gas Malaysia Bhd	466,700	480,068
Guinness Anchor Bhd	71,484	431,234
HAP Seng Consolidated Bhd	14,522,800	9,422,928
JCY International Bhd	15,641,900	3,317,004
Lafarge Malayan Cement Bhd	3,021,227	9,734,480
Malayan Banking Bhd	27,022,525	88,948,967
Maxis Bhd	23,386,362	50,851,181
Media Prima Bhd	8,504,431	7,536,764
OSK Holdings Bhd	1,325,300	692,117
Padini Holdings Bhd	779,500	466,294
Parkson Holdings Bhd	2,863,700	3,534,872
POS Malaysia Bhd	313,700	466,653
Star Publications Malaysia Bhd	2,131,400	1,875,389
Telekom Malaysia Bhd	7,565,500	12,930,432
United Plantations Bhd	75,869	674,765

Total Malaysia		242,610,169

Philippines - 1.4%
Aboitiz Power Corp.	15,382,606	12,391,544
Globe Telecom, Inc.	403,258	15,028,828
Philippine Long Distance Telephone Co.	514,559	35,018,599
Semirara Mining Corp.	648,548	4,155,511

Total Philippines		66,594,482

Poland - 5.2%
Asseco Poland S.A.(a)	230,990	2,952,423
Bank Pekao S.A.	515,939	23,231,078
Jastrzebska Spolka Weglowa S.A.	475,863	9,160,579
KGHM Polska Miedz S.A.(a)	1,934,810	70,275,417
PGE S.A.	9,967,255	46,076,133
Powszechna Kasa Oszczednosci Bank Polski S.A.*(a)	2,318,597	24,777,359
Powszechny Zaklad Ubezpieczen S.A.(a)	244,505	30,070,001
Synthos S.A.	3,539,437	4,844,832
Tauron Polska Energia S.A.(a)	3,860,958	4,995,191
Telekomunikacja Polska S.A.(a)	12,758,338	29,297,818
TVN S.A.(a)	422,987	1,270,986
Warsaw Stock Exchange(a)	349,532	3,993,332

Total Poland		250,945,149

Russia - 17.8%
Gazprom OAO ADR	31,912,842	209,986,500
Lukoil OAO ADR	2,173,792	124,812,351
MegaFon OAO GDR	2,039,387	63,730,844
MMC Norilsk Nickel OJSC ADR(a)	7,801,236	112,415,811
Mobile Telesystems OJSC ADR	2,696,207	51,066,161
Phosagro OAO Reg S GDR GDR(a)	1,354,857	16,393,770
Rosneft Oil Co. Reg S GDR(a)	30,186,784	206,779,470
Tatneft ADR(a)	931,088	33,826,427
Uralkali OJSC Reg S GDR(a)	1,296,492	42,913,885

Total Russia		861,925,219

South Africa - 8.9%
ABSA Group Ltd.(a)	746,864	11,172,264
Cashbuild Ltd.	79,898	1,070,436
Coronation Fund Managers Ltd.	685,238	4,331,401
DRDGOLD Ltd.	907,338	482,588
FirstRand Ltd.	9,949,977	28,996,377
Foschini Group Ltd. (The)	676,007	6,724,524
Gold Fields Ltd.	1,780,358	9,105,163
JD Group Ltd.	1,821,033	5,686,601
Kumba Iron Ore Ltd.(a)	971,172	45,060,221
Lewis Group Ltd.	679,579	4,312,744
Liberty Holdings Ltd.	496,130	5,994,221
MMI Holdings Ltd.	4,438,669	9,912,694
MTN Group Ltd.(a)	4,690,560	86,939,222
Nampak Ltd.	1,575,538	5,213,597
Nedbank Group Ltd.	1,062,010	18,778,167
Ppc Ltd.(a)	2,053,133	6,161,136
Rebosis Property Fund Ltd.	864,491	1,044,997
Resilient Property Income Fund Ltd.	502,672	2,721,169
Reunert Ltd.	866,237	6,020,867
Sasol Ltd.(a)	1,415,337	61,525,358
Spar Group Ltd. (The)	442,035	5,342,874
Standard Bank Group Ltd.	3,076,616	34,549,637
Truworths International Ltd.	1,031,740	9,036,767
Vodacom Group Ltd.(a)	5,831,780	61,694,489

Total South Africa		431,877,514

South Korea - 2.1%
Daishin Securities Co., Ltd.	191,670	1,502,077
Dongkuk Steel Mill Co., Ltd.	584,910	5,556,914
Hanmi Semiconductor Co., Ltd.	56,450	558,544
Hite Jinro Co., Ltd.	60,396	1,649,976
Hyundai Marine & Fire Insurance Co., Ltd.	131,970	3,501,327
KT Corp. ADR	1,181,624	18,338,804
KT Corp.	231,440	7,254,982
KT&G Corp.	272,666	17,715,351
Meritz Fire & Marine Insurance Co., Ltd.	146,750	1,631,912
Meritz Securities Co., Ltd.	359,400	478,340
Moorim P&P Co., Ltd.	93,010	489,462
OCI Materials Co., Ltd.	97,726	2,695,477
SK Telecom Co., Ltd. ADR(a)	459,855	9,348,852
SK Telecom Co., Ltd.	146,937	27,018,756
Tong Yang Life Insurance	601,920	5,207,276

Total South Korea		102,948,050

Taiwan - 14.0%
Ability Enterprise Co., Ltd.	1,486,000	1,333,736
Accton Technology Corp.	2,116,000	1,313,189
Alpha Networks, Inc.	3,042,000	1,969,063
Altek Corp.	827,000	484,263
AmTRAN Technology Co., Ltd.	5,465,896	4,468,134
Asia Cement Corp.	10,792,411	13,287,510
Asustek Computer, Inc.	1,777,000	15,296,987
AV Tech Corp.	160,000	501,818
Cheng Uei Precision Industry Co., Ltd.	1,269,000	2,510,817
Chia Chang Co., Ltd.	438,000	540,723
Chicony Electronics Co., Ltd.	3,060,017	7,963,742
Chimei Materials Technology Corp.	2,772,511	3,080,465

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    139

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2013

Investments	Shares	Value
China Petrochemical Development Corp.	18,275,000	$9,298,780
China Steel Chemical Corp.	1,563,000	7,770,411
China Steel Corp.	20,104,740	16,468,298
China Synthetic Rubber Corp.	3,541,043	3,715,785
Chin-Poon Industrial Co., Ltd.	2,039,000	2,993,427
Chung Hsin Electric & Machinery Manufacturing Corp.	879,000	494,183
Chunghwa Telecom Co., Ltd.	23,463,113	79,851,774
Cleanaway Co., Ltd.*	304,736	2,328,402
Compeq Manufacturing Co., Ltd.*	2,801,000	1,233,633
Coxon Precise Industrial Co., Ltd.	276,000	610,550
CSBC Corp.	1,219,000	793,117
CTCI Corp.	1,185,000	2,158,787
Cyberlink Corp.	1,309,829	4,370,321
CyberTAN Technology, Inc.	1,140,000	943,312
D-Link Corp.	5,155,000	3,156,193
E-LIFE MALL Co., Ltd.	730,542	1,823,247
Elite Material Co., Ltd.	126,838	111,725
Eternal Chemical Co., Ltd.*	5,429,000	4,610,058
Everlight Electronics Co., Ltd.	695,000	1,143,222
Far Eastern New Century Corp.	15,689,308	16,960,848
Farglory Land Development Co., Ltd.	3,752,000	6,885,322
Feng Hsin Iron & Steel Co.	3,929,922	6,949,580
Flytech Technology Co., Ltd.	155,000	487,171
Forhouse Corp.	1,889,000	819,359
Formosa Chemicals & Fibre Corp.	12,430,357	30,483,842
Formosa Plastics Corp.	14,926,968	36,108,411
Formosa Taffeta Co., Ltd.	2,097,000	1,994,078
Formosan Rubber Group, Inc.	3,009,000	2,474,787
Getac Technology Corp.	1,497,000	761,711
Gigabyte Technology Co., Ltd.	4,131,518	3,859,815
Grand Pacific Petrochemical Corp.	4,214,000	2,460,545
Great China Metal Industry	1,231,627	1,356,101
Great Wall Enterprise Co., Ltd.	1,857,000	1,589,271
Hannstar Board Corp.	3,527,000	1,600,454
Holtek Semiconductor, Inc.	395,000	499,500
Holy Stone Enterprise Co., Ltd.	494,000	490,357
HTC Corp.	6,825,000	54,425,111
Huaku Development Co., Ltd.	1,836,573	5,300,576
Huang Hsiang Construction Co.	470,000	1,102,432
Hung Poo Real Estate Development Corp.	927,000	913,979
ITEQ Corp.	3,643,100	4,072,065
Jentech Precision Industrial Co., Ltd.	525,000	1,058,023
Kee Tai Properties Co., Ltd.*	5,841,000	4,248,567
LCY Chemical Corp.	3,455,000	4,322,929
Lealea Enterprise Co., Ltd.	1,402,000	502,869
Lingsen Precision Industries Ltd.	1,543,000	823,730
LITE-ON IT Corp.	1,066,000	1,164,843
Lite-On Technology Corp.	8,765,638	15,383,956
Lotes Co., Ltd.	526,000	1,295,212
Lumax International Corp., Ltd.	232,000	508,572
Makalot Industrial Co., Ltd.	1,800,000	8,588,302
Mega Financial Holding Co., Ltd.	17,029,223	12,926,323
Nan Ya Plastics Corp.	15,743,541	33,198,485
Opto Technology Corp.	976,000	367,982
Oriental Union Chemical Corp.	4,325,000	4,004,496
Pou Chen Corp.	7,461,112	7,082,468
Powertech Technology, Inc.	1,336,703	2,510,973
Quanta Computer, Inc.	13,715,990	29,746,733
Radiant Opto-Electronics Corp.	1,681,000	5,513,406
Radium Life Tech Co., Ltd.	4,004,338	2,832,470
Rechi Precision Co., Ltd.	546,000	481,856
Senao International Co., Ltd.	710,000	2,328,684
Sercomm Corp.	819,000	1,078,027
Shih Wei Navigation Co., Ltd.	3,125,000	2,147,910
Sigurd Microelectronics Corp.	4,072,627	3,315,608
Siliconware Precision Industries Co.	7,837,000	9,858,026
Silitech Technology Corp.	1,144,000	1,908,512
Sincere Navigation Corp.	981,000	869,025
Sonix Technology Co., Ltd.	842,000	1,209,439
Syncmold Enterprise Corp.	1,688,324	2,923,627
Synnex Technology International Corp.	8,415,000	10,992,201
TA Chen Stainless Pipe Co., Ltd.	1,161,000	581,062
Taiflex Scientific Co., Ltd.	594,254	799,054
Taiwan Cement Corp.	11,047,485	13,601,555
Taiwan Cogeneration Corp.	1,027,000	683,616
Taiwan Hon Chuan Enterprise Co., Ltd.	2,207,723	5,171,071
Taiwan Mobile Co., Ltd.	10,028,253	39,649,928
Taiwan Secom Co., Ltd.	514,930	1,252,491
Topco Scientific Co., Ltd.	279,000	493,377
Transcend Information, Inc.	685,000	2,125,555
TSRC Corp.	4,146,208	7,954,588
Tung Ho Steel Enterprise Corp.	3,978,387	3,623,835
U-Ming Marine Transport Corp.	1,092,048	1,712,531
Unitech Printed Circuit Board Corp.	3,927,000	1,533,012
United Integrated Services Co., Ltd.	1,345,000	1,314,888
United Microelectronics Corp.	38,090,598	18,428,270
USI Corp.	7,160,000	5,088,519
Visual Photonics Epitaxy Co., Ltd.	497,000	552,204
Wah Lee Industrial Corp.	340,000	467,952
Wistron Corp.	9,474,658	9,562,858
WPG Holdings Co., Ltd.	6,576,000	7,789,129
WT Microelectronics Co., Ltd.	586,037	675,572
Young Optics, Inc.	248,000	652,871
YFY Inc.	5,763,000	2,634,317
YungShin Global Holding Corp.	345,000	483,467
Zinwell Corp.	273,000	222,710

Total Taiwan		678,468,673

Thailand - 6.3%
Advanced Info Service PCL	7,816,561	71,071,101
Bangchak Petroleum PCL	5,698,921	6,339,280
Banpu PCL	1,353,263	10,515,441
BTS Group Holdings PCL NVDR	36,600,443	9,027,677
Charoen Pokphand Foods PCL	18,877,210	15,672,680
Delta Electronics Thailand PCL	4,182,020	5,393,545
Dynasty Ceramic PCL	1,091,067	2,242,641
Electricity Generating PCL	1,180,500	5,138,401
Kiatnakin Bank PCL	2,803,124	4,790,120
Land and Houses PCL NVDR	28,494,400	10,381,645
MCOT PCL	1,055,475	1,420,799
Polyplex PCL NVDR	7,522,971	1,988,985
PTT Global Chemical PCL NVDR	12,195,658	27,132,046
PTT PCL NVDR	6,226,794	67,257,004
Ratchaburi Electricity Generating Holding PCL	3,332,796	5,534,064
Sansiri PCL	13,783,277	1,386,549
Shin Corp. PCL NVDR	3,307,711	9,278,441
Thai Oil PCL NVDR	5,826,277	11,834,772
Thai Tap Water Supply PCL	7,719,011	2,513,687
Thai Vegetable Oil PCL	4,206,945	2,495,818

See Notes to Schedule of Investment.

140    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

June 30, 2013

Investments	Shares	Value
Tisco Financial Group PCL	3,612,889	$4,776,026
Total Access Communication PCL
NVDR	6,819,459	25,285,758
Vinythai PCL NVDR	5,742,428	2,166,255

Total Thailand		303,642,735

Turkey - 3.5%
Adana Cimento Sanayii TAS Class A	287,032	632,245
Akcansa Cimento A.S.	337,780	1,986,993
Aksa Akrilik Kimya Sanayii	426,108	1,497,324
Aksigorta A.S.	355,797	475,761
Arcelik A.S.(a)	1,572,144	10,388,886
Borusan Yatirim ve Pazarlama A.S.	64,511	493,165
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	683,947	2,048,881
Celebi Hava Servisi A.S.	127,547	1,001,496
Cimsa Cimento Sanayi VE Tica(a)	598,490	4,078,957
Dogus Otomotiv Servis VE Ticaret A.S.	773,033	3,918,351
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	989,408	1,071,737
Ford Otomotiv Sanayi A.S.(a)	1,639,831	22,607,222
Netas Telekomunikasyon A.S.(a)	574,860	2,699,335
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	65,376	38,966
Tekfen Holding A.S.	1,237,286	4,232,340
Tofas Turk Otomobil Fabrikasi A.S.	1,864,622	11,645,129
Tupras Turkiye Petrol Rafinerileri A.S.	1,109,965	27,095,468
Turk Telekomunikasyon A.S.(a)	18,101,894	70,364,200
Turk Traktor ve Ziraat Makineleri A.S.(a)	134,223	4,730,449

Total Turkey		171,006,905

TOTAL COMMON STOCKS (Cost: $4,917,888,676)		4,786,427,041

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%

United States - 5.4%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $263,660,669)(c)	263,660,669	263,660,669

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $5,181,549,345)(d)		5,050,087,710
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.1)%		(201,132,207)

NET ASSETS - 100.0%		$4,848,955,503

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $246,624,352 and the total market value of the collateral held by the Fund was $263,660,669.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    141

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.6%

Brazil - 7.9%
Abril Educacao S.A.	19,860	$350,621
AES Tiete S.A.	523,800	4,801,589
Aliansce Shopping Centers S.A.	141,203	1,246,445
Arezzo & Co.	74,833	1,150,078
Autometal S.A.	351,909	2,873,832
Brasil Brokers Participacoes S.A.	741,896	2,199,778
Brasil Insurance Participacoes e Administracao S.A.	415,198	4,116,175
Cia de Locacao das Americas	103,500	469,464
Cia Paranaense de Energia	120,600	1,143,736
Diagnosticos da America S.A.	311,220	1,630,029
Direcional Engenharia S.A.	358,169	2,180,744
Equatorial Energia S.A.	345,723	2,895,306
Estacio Participacoes S.A.	100,488	727,828
Eternit S.A.	475,996	2,036,243
Even Construtora e Incorporadora S.A.	568,360	2,027,422
Fleury S.A.	280,465	2,310,705
Grendene S.A.	1,317,760	12,085,656
Helbor Empreendimentos S.A.	938,860	3,672,054
Iochpe-Maxion S.A.	112,025	1,221,648
JHSF Participacoes S.A.	1,431,770	4,018,458
Light S.A.	1,238,522	8,718,235
Lojas Americanas S.A.	188,609	1,156,901
LPS Brasil Consultoria de Imoveis S.A.	275,734	2,259,245
Magnesita Refratarios S.A.	386,400	1,131,712
Mahle-Metal Leve S.A. Industria e Comercio	448,383	5,027,703
Marisa Lojas S.A.	346,832	3,617,396
Mills Estruturas e Servicos de Engenharia S.A.	51,870	709,351
MRV Engenharia e Participacoes S.A.	917,633	2,683,465
Oi S.A.	5,411,700	10,779,059
Rodobens Negocios Imobiliarios S.A.	185,706	1,214,754
Santos Brasil Participacoes S.A.	514,080	6,785,982
Sao Carlos Empreendimentos e Participacoes S.A.	125,700	2,389,896
Sao Martinho S.A.	154,945	1,805,429
SLC Agricola S.A.	102,734	879,893
Sonae Sierra Brasil S.A.	217,973	2,407,615
Sul America S.A.	739,631	4,379,427
Technos S.A.	121,523	919,791
Tegma Gestao Logistica	217,000	2,436,160
TPI - Triunfo Participacoes e Investimentos S.A.	289,405	1,438,477
UNICASA Industria de Moveis S.A.	442,313	1,303,482
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	211,695	3,127,917

Total Brazil		118,329,701

Chile - 5.1%
Administradora de Fondos de Pensiones Provida S.A.	2,724,087	15,582,287
Besalco S.A.	891,716	1,282,148
CFR Pharmaceuticals S.A.	16,897,517	3,830,743
E-CL S.A.	3,145,605	5,335,613
Empresas Hites S.A.	904,079	713,156
Forus S.A.	500,089	2,862,481
Gasco S.A.	229,401	2,618,448
Grupo Security S.A.	4,807,561	1,805,407
Inversiones Aguas Metropolitanas S.A.	5,466,996	10,718,962
Inversiones La Construccion S.A.	427,240	6,569,740
Masisa S.A.	24,482,721	2,225,944
Parque Arauco S.A.	2,372,845	5,205,819
Ripley Corp. S.A.	3,752,054	3,314,329
Sigdo Koppers S.A.	2,883,743	5,756,144
Sociedad Matriz SAAM S.A.	16,707,037	1,766,647
Sonda S.A.	1,194,100	3,484,744
Vina Concha y Toro S.A.	1,930,865	3,778,724

Total Chile		76,851,336

China - 5.1%
Anhui Expressway Co., Ltd. Class H	1,065,232	508,146
BBMG Corp. Class H	298,169	183,368
Beijing Capital Land Ltd. Class H	18,202,421	6,641,378
China Datang Corp. Renewable Power Co., Ltd. Class H*(a)	11,854,403	2,552,341
China Molybdenum Co., Ltd. Class H	6,435,811	2,223,723
China Railway Construction Corp., Ltd. Class H	1,833,098	1,592,899
China Railway Group Ltd. Class H	5,795,801	2,675,094
China Southern Airlines Co., Ltd. Class H(a)	3,178,000	1,282,451
China Suntien Green Energy Corp., Ltd. Class H	15,165,039	5,552,703
Chongqing Machinery & Electric Co., Ltd. Class H(a)	2,066,855	253,149
CSR Corp., Ltd. Class H(a)	3,708,139	2,180,035
Dalian Port PDA Co., Ltd. Class H	5,838,507	1,129,109
Datang International Power Generation Co., Ltd. Class H*	12,105,049	4,900,482
Dongfang Electric Corp., Ltd. Class H	375,159	503,994
Guangshen Railway Co., Ltd. Class H	3,852,665	1,554,706
Guangzhou Automobile Group Co., Ltd. Class H	6,314,000	5,966,933
Hainan Meilan International Airport Co., Ltd. Class H	658,289	640,776
Harbin Electric Co., Ltd. Class H	2,672,071	1,767,291
Jiangsu Expressway Co., Ltd. Class H	5,851,933	6,035,760
Shanghai Electric Group Co., Ltd. Class H	5,700,000	1,910,693
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	15,185,587	2,310,235
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	944,100	1,769,803
Shenzhen Expressway Co., Ltd. Class H	5,345,697	1,964,228
Sichuan Expressway Co., Ltd. Class H	234,768	62,957
Sinotrans Ltd. Class H	3,435,000	642,151
Tong Ren Tang Technologies Co., Ltd. Class H	632,944	1,933,999
Travelsky Technology Ltd. Class H	4,769,788	3,025,567
Weichai Power Co., Ltd. Class H	233,769	690,184
Weiqiao Textile Co., Ltd. Class H	2,058,000	1,236,442
Yanzhou Coal Mining Co., Ltd. Class H(a)	11,216,000	8,039,988
Zijin Mining Group Co., Ltd. Class H(a)	32,226,000	5,692,061

Total China		77,422,646

Hong Kong - 0.1%
Avichina Industry & Technology Co., Ltd. Class H	1,673,271	865,074
Baoye Group Co., Ltd. Class H	718,407	541,837

Total Hong Kong		1,406,911

See Notes to Schedule of Investments.

142    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2013

Investments	Shares	Value
Hungary - 0.9%
Magyar Telekom Telecommunications PLC(a)	9,396,968	$14,100,125

Indonesia - 4.5%
PT AKR Corporindo Tbk	14,579,645	7,785,604
PT Alam Sutera Realty Tbk	11,532,377	871,464
PT Aneka Tambang Persero Tbk	30,517,877	3,074,849
PT Bank Bukopin Tbk	14,881,018	1,079,530
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	55,251,612	6,568,957
PT Bank Pembangunan Daerah Jawa Timur Tbk	77,645,000	3,090,154
PT Bank Tabungan Negara Persero Tbk	28,533,516	3,306,150
PT Berau Coal Energy Tbk	57,831,866	1,118,762
PT Bhakti Investama Tbk	28,112,198	1,359,582
PT Bumi Resources Tbk*	35,473,000	1,965,758
PT Ciputra Development Tbk	18,923,245	2,573,943
PT Harum Energy Tbk	13,776,463	4,198,872
PT Hexindo Adiperkasa Tbk	1,101,695	493,959
PT Holcim Indonesia Tbk	13,718,216	3,386,361
PT Japfa Comfeed Indonesia Tbk	31,294,991	5,076,568
PT Krakatau Steel Persero Tbk	9,542,799	456,708
PT Matahari Putra Prima Tbk	23,505,500	6,927,314
PT Pembangunan Perumahan Persero Tbk	10,290,370	1,399,698
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	19,810,252	3,433,112
PT Ramayana Lestari Sentosa Tbk*	22,616,328	2,962,340
PT Salim Ivomas Pratama Tbk*	26,073,000	2,364,302
PT Sampoerna Agro	1,369,500	226,295
PT Summarecon Agung Tbk	25,850,972	3,359,975
PT Wijaya Karya Persero Tbk	4,393,752	907,526

Total Indonesia		67,987,783

Malaysia - 10.3%
Aeon Co. M Bhd	709,213	3,322,156
Affin Holdings Bhd	5,633,695	7,774,303
Alliance Financial Group Bhd	6,894,947	11,566,140
Axis Real Estate Investment Trust	250,398	290,856
Benalec Holdings Bhd	713,000	302,396
Berjaya Corp. Bhd	3,343,132	619,001
Berjaya Sports Toto Bhd	5,646,837	7,810,311
BIMB Holdings Bhd	3,939,328	5,087,026
Boustead Holdings Bhd	3,991,419	6,619,730
Carlsberg Brewery Malaysia Bhd	1,268,213	6,141,370
Dialog Group Bhd	5,000,376	4,463,067
DRB-Hicom Bhd	5,555,661	4,730,093
Dutch Lady Milk Industries Bhd	21,600	321,453
Eastern & Oriental Bhd	5,274,997	3,339,134
Fraser & Neave Holdings Bhd	186,300	1,080,239
Gas Malaysia Bhd	877,000	902,121
Genting Plantations Bhd	392,800	1,147,506
Guinness Anchor Bhd	292,218	1,762,834
HAP Seng Consolidated Bhd	10,993,092	7,132,723
Hartalega Holdings Bhd	1,463,572	2,964,666
IGB Real Estate Investment Trust	5,497,400	2,314,145
IJM Plantations Bhd	515,500	518,845
JCY International Bhd	17,984,291	3,813,728
KPJ Healthcare Bhd	1,485,690	3,221,072
Kulim Malaysia Bhd	2,329,831	2,544,047
Lafarge Malayan Cement Bhd	3,418,100	11,013,217
Mah Sing Group Bhd	6,382,214	5,858,022
Malaysia Airports Holdings Bhd	3,538,461	7,066,843
Malaysia Marine And Heavy Engineering Holdings Bhd	3,860,500	4,203,235
Malaysian Bulk Carriers Bhd	746,500	413,475
Malaysian Resources Corp. Bhd	4,734,443	2,292,672
MBM Resources Bhd	255,200	309,358
Media Prima Bhd	4,979,936	4,413,300
MSM Malaysia Holdings Bhd	589,700	933,217
Mudajaya Group Bhd	1,549,265	1,274,913
Oriental Holdings Bhd	165,741	516,711
OSK Holdings Bhd	6,282,956	3,281,177
Padini Holdings Bhd	1,311,496	784,532
Parkson Holdings Bhd	4,222,773	5,212,475
Pavilion Real Estate Investment Trust	4,113,900	1,966,130
Star Publications Malaysia Bhd	3,767,136	3,314,650
Sunway Bhd	692,400	775,786
Sunway Real Estate Investment Trust	4,610,981	2,247,479
Supermax Corp. Bhd	1,040,367	648,686
Tan Chong Motor Holdings Bhd	146,100	303,344
Top Glove Corp. Bhd	1,337,090	2,640,748
United Plantations Bhd	122,901	1,093,058
UOA Development Bhd	2,613,680	2,001,932
WCT Holdings Bhd	3,901,403	3,074,693

Total Malaysia		155,428,615

Mexico - 0.7%
Alsea S.A.B de C.V.	200,900	475,651
Banregio Grupo Financiero S.A.B De C.V.	546,023	2,889,436
Corp. Inmobiliaria Vesta S.A.B de C.V.	718,100	1,390,349
Grupo Aeroportuario del Centro Norte S.A.B de C.V.*	500,000	1,625,230
Grupo Herdez S.A.B de C.V.	814,137	2,587,568
Qualitas Controladora S.A.B de C.V.	372,500	886,507
TV Azteca S.A.B de C.V.	2,169,610	1,147,611

Total Mexico		11,002,352

Philippines - 2.2%
Atlas Consolidated Mining & Development	1,426,300	488,640
Cebu Air, Inc.	217,040	334,603
First Philippine Holdings Corp.	789,646	1,337,097
Lopez Holdings Corp.	13,356,512	1,582,994
Manila Water Co., Inc.	3,398,945	2,549,209
Megaworld Corp.*	36,057,046	2,754,358
Nickel Asia Corp.	3,377,583	1,211,864
Philex Mining Corp.	2,751,106	633,646
Philweb Corp.	1,623,200	550,836
Rizal Commercial Banking Corp.	1,058,394	1,408,742
Robinsons Land Corp.	6,944,960	3,263,488
Security Bank Corp.	858,970	3,006,395
Semirara Mining Corp.	1,306,996	8,374,456
Union Bank of Philippines	1,475,217	4,763,721
Vista Land & Lifescapes, Inc.	2,211,900	287,752

Total Philippines		32,547,801

Poland - 3.2%
Asseco Poland S.A.	370,897	4,740,659
Enea S.A.	1,198,932	4,764,993
Eurocash S.A.	131,473	2,316,618
Getin Holding S.A.(a)	2,270,385	1,908,259
Grupa Azoty S.A.	113,566	2,522,666

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    143

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2013

Investments	Shares	Value
Lubelski Wegiel Bogdanka S.A.*(a)	100,929	$3,059,969
Synthos S.A.	8,158,772	11,167,845
Tauron Polska Energia S.A.(a)	9,853,780	12,748,523
TVN S.A.(a)	585,017	1,757,852
Warsaw Stock Exchange	218,640	2,497,918

Total Poland		47,485,302

Russia - 0.3%
LSR Group O.J.S.C. GDR(a)	1,188,149	4,966,463

South Africa - 9.4%
Adcock Ingram Holdings Ltd.	299,539	1,961,282
Advtech Ltd.	1,469,073	1,035,892
Aeci Ltd.(a)	211,755	2,442,375
African Bank Investments Ltd.	4,946,322	8,131,596
African Oxygen Ltd.(a)	1,049,286	2,219,660
AVI Ltd.	1,280,669	7,669,410
Barloworld Ltd.	337,360	2,769,647
Blue Label Telecoms Ltd.	1,321,626	1,045,085
Capitec Bank Holdings Ltd.	222,965	4,334,782
Cashbuild Ltd.	142,168	1,904,701
City Lodge Hotels Ltd.	64,684	781,900
Clicks Group Ltd.	304,261	1,700,419
Coronation Fund Managers Ltd.	2,406,555	15,211,875
DRDGOLD Ltd.	1,044,122	555,339
Grindrod Ltd.	190,460	402,899
Harmony Gold Mining Co., Ltd.	1,056,257	3,803,811
Hosken Consolidated Investments Ltd.(a)	204,721	2,576,748
Investec Ltd.	850,009	5,479,095
Invicta Holdings Ltd.	32,352	321,982
JSE Ltd.(a)	217,448	1,555,203
Lewis Group Ltd.(a)	689,024	4,372,684
Metair Investments Ltd.	101,692	364,678
Mondi Ltd.(a)	455,025	5,742,816
Mpact Ltd.	610,978	1,434,018
Nampak Ltd.(a)	2,038,847	6,746,729
Oceana Group Ltd.	137,353	1,164,993
Omnia Holdings Ltd.	105,503	1,948,902
Pick n Pay Stores Ltd.	732,107	2,921,879
Pick’n Pay Holdings Ltd.	1,131,927	2,058,111
Pioneer Foods Ltd.(a)	412,290	3,332,891
PPC Ltd.	1,968,513	5,907,205
PSG Group Ltd.	305,504	2,130,514
Raubex Group Ltd.	254,347	558,543
Rebosis Property Fund Ltd.	954,634	1,153,962
Resilient Property Income Fund Ltd.	803,442	4,349,361
Reunert Ltd.	720,628	5,008,797
Santam Ltd.	268,827	5,173,604
Spar Group Ltd. (The)(a)	647,097	7,821,457
Sun International Ltd.	354,057	3,409,963
Tongaat Hulett Ltd.(a)	351,494	4,443,599
Trencor Ltd.	527,193	3,584,649
Wilson Bayly Holmes-Ovcon Ltd.	168,325	2,611,045

Total South Africa		142,144,101

South Korea - 8.7%
BS Financial Group, Inc.	503,584	6,371,690
Bukwang Pharmaceutical Co., Ltd.	37,800	446,828
CJ CGV Co., Ltd.	33,226	1,454,665
Daeduck Electronics Co.	90,293	751,091
Daeduck GDS Co., Ltd.	38,718	688,215
Daewoong Pharmaceutical Co., Ltd.	60,409	3,025,607
Daishin Securities Co., Ltd.	231,134	1,811,347
Daum Communications Corp.	13,637	942,130
DGB Financial Group, Inc.	301,755	4,121,867
Dongkuk Steel Mill Co., Ltd.	14,136	134,299
Dongsuh Co., Inc.	37,564	907,812
Dongyang Mechatronics Corp.	177,265	1,606,491
Doosan Corp.	47,804	5,378,761
Eugene Corp.	205,631	531,160
Green Cross Corp.	10,899	1,169,062
GS Engineering & Construction Corp.	44,550	1,094,197
GS Home Shopping, Inc.	1,512	313,111
Halla Engineering & Construction Corp.	5,600	25,400
Hana Tour Service, Inc.	24,323	1,531,302
Handsome Co., Ltd.	78,952	2,008,280
Hankook Tire Co., Ltd.	29,020	541,243
Hansol Paper Co., Ltd.	108,696	1,194,462
Hanwha Chemical Corp.	174,610	2,553,292
Hanwha Corp.	126,303	3,251,441
Hite Jinro Co., Ltd.	261,407	7,141,455
Hitejinro Holdings Co., Ltd.	39,381	450,000
Hotel Shilla Co., Ltd.	45,827	2,447,745
Huchems Fine Chemical Corp.	124,671	2,008,622
Huvis Corp.	63,440	561,047
Hyosung Corp.	45,101	2,329,985
Hyundai Development Co.	154,099	3,373,298
Hyundai Securities Co.	463,940	2,595,838
iMarketKorea, Inc.	38,699	748,871
ISU Chemical Co., Ltd.	72,124	988,346
Jeonbuk Bank	457,420	2,471,242
KEPCO Plant Service & Engineering Co., Ltd.	113,513	5,188,371
Kolon Corp.	12,057	224,871
Kolon Industries, Inc.	51,429	2,179,557
Korea Aerospace Industries Ltd.	60,867	1,625,536
Korea Investment Holdings Co., Ltd.	99,894	3,634,338
Korean Reinsurance Co.	248,561	2,285,268
LG Fashion Corp.	61,458	1,517,548
LG International Corp.	48,867	1,362,825
LIG Insurance Co., Ltd.	161,101	3,293,821
LS Corp.	36,871	2,243,802
LS Industrial Systems Co., Ltd.	24,583	1,233,401
Mando Corp.	18,943	1,700,151
Meritz Fire & Marine Insurance Co., Ltd.	415,340	4,618,728
Meritz Securities Co., Ltd.	661,060	879,831
Mirae Asset Securities Co., Ltd.	55,489	2,028,515
Moorim P&P Co., Ltd.	387,788	2,040,721
Nexen Tire Corp.	20,650	295,633
Nongshim Co., Ltd.	1,739	404,277
OCI Materials Co., Ltd.	677	18,673
Partron Co., Ltd.	78,411	1,277,041
Poongsan Corp.	54,907	1,103,380
S&T Dynamics Co., Ltd.	103,223	1,129,799
S&T Motiv Co., Ltd.	12,500	293,879
S1 Corp. Class 1	69,831	3,839,925
Samsung Fine Chemicals Co., Ltd.	38,874	1,443,245
SFA Engineering Corp.	34,731	1,745,597
Shinsegae Co., Ltd.	5,785	1,068,810
Silicon Works Co., Ltd.	32,237	615,355
Simm Tech Co., Ltd.	52,485	409,016
SK Chemicals Co., Ltd.	32,987	1,178,468
SK Networks Co., Ltd.	11,063	62,384
SKC Co., Ltd.	55,763	1,362,276
Soulbrain Co., Ltd.	7,707	294,230

See Notes to Schedule of Investments.

144    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2013

Investments	Shares	Value
Sungwoo Hitech Co., Ltd.	116,830	$1,467,983
Taeyoung Engineering & Construction Co., Ltd.	56,835	332,933
Tong Yang Life Insurance	460,930	3,987,556
Woori Investment & Securities Co., Ltd.	430,567	4,241,389
Youngone Corp.	44,599	1,530,827

Total South Korea		131,130,162

Taiwan - 25.4%
Ability Enterprise Co., Ltd.	2,766,650	2,483,163
AcBel Polytech, Inc.	1,973,303	1,573,586
Accton Technology Corp.	2,357,633	1,463,147
Advancetek Enterprise Co., Ltd.	1,125,000	1,266,850
Advantech Co., Ltd.	1,591,610	7,594,015
ALI Corp.	811,980	826,312
Alpha Networks, Inc.	2,378,788	1,539,771
Altek Corp.	1,014,742	594,198
Ambassador Hotel (The)	345,000	346,485
AmTRAN Technology Co., Ltd.	4,532,950	3,705,491
Apex Biotechnology Corp.	544,791	1,321,488
AV Tech Corp.	609,036	1,910,159
BES Engineering Corp.	3,408,026	930,154
Capital Securities Corp.	11,198,723	3,811,250
Cathay No. 1 Real Estate Investment Trust	1,004,000	713,195
Cheng Loong Corp.	2,019,000	892,588
Cheng Uei Precision Industry Co., Ltd.	1,280,820	2,534,204
Chicony Electronics Co., Ltd.	2,611,310	6,795,975
Chimei Materials Technology Corp.	1,296,000	1,439,952
China Petrochemical Development Corp.	17,404,675	8,855,937
China Steel Chemical Corp.	1,098,726	5,462,286
China Synthetic Rubber Corp.	2,271,257	2,383,338
Chin-Poon Industrial Co., Ltd.	1,027,650	1,508,678
Chroma ATE, Inc.	1,050,132	1,786,952
Chung Hsin Electric & Machinery Manufacturing Corp.	2,543,882	1,430,196
Cleanaway Co., Ltd.*	375,161	2,866,500
Clevo Co.	350,000	595,576
Compeq Manufacturing Co., Ltd.*	1,757,000	773,828
Coxon Precise Industrial Co., Ltd.	233,000	515,428
CSBC Corp.	3,794,830	2,469,026
CTCI Corp.	1,614,190	2,940,668
Cyberlink Corp.	577,596	1,927,183
CyberTAN Technology, Inc.	1,053,000	871,322
Darfon Electronics Corp.	736,908	571,656
Depo Auto Parts Industries Co., Ltd.	624,646	1,631,904
D-Link Corp.	4,364,161	2,671,995
Eclat Textile Co., Ltd.	209,358	1,547,256
Elan Microelectronics Corp.	1,215,156	2,736,746
E-Life Mall Corp.	238,440	595,086
Elite Material Co., Ltd.	963,163	848,404
Epistar Corp.	982,245	1,730,424
Eternal Chemical Co., Ltd.*	3,149,066	2,674,043
Evergreen International Storage & Transport Corp.	3,050,361	1,893,054
Everlight Chemical Industrial Corp.	693,996	479,321
Everlight Electronics Co., Ltd.	1,393,165	2,291,650
Far Eastern Department Stores Co., Ltd.	3,230,295	3,077,139
Far Eastern International Bank	9,243,768	3,747,348
Farglory Land Development Co., Ltd.	4,876,245	8,948,433
Feng Hsin Iron & Steel Co.	2,190,950	3,874,424
Flexium Interconnect, Inc.	78,332	269,200
Flytech Technology Co., Ltd.	26,066	81,926
Forhouse Corp.	1,648,000	714,824
Formosa International Hotels Corp.	120,441	1,418,560
Formosa Taffeta Co., Ltd.	2,659,000	2,528,494
Formosan Rubber Group, Inc.	4,716,122	3,878,830
Formosan Union Chemical Corp.	127,605	59,819
G Tech Optoelectronics Corp.*	514,000	919,235
Genius Electronic Optical Co., Ltd.*	49,000	279,570
Getac Technology Corp.	1,610,292	819,357
Giant Manufacturing Co., Ltd.	699,464	4,807,633
Gigabyte Technology Co., Ltd.	3,274,979	3,059,605
Global Mixed Mode Technology, Inc.	239,685	704,556
Global Unichip Corp.*	282,528	915,334
Goldsun Development & Construction Co., Ltd.	1,274,621	506,089
Grand Pacific Petrochemical	2,310,135	1,348,883
Grape King Industrial Co.	643,988	2,428,035
Great China Metal Industry	960,694	1,057,786
Great Wall Enterprise Co., Ltd.	2,041,321	1,747,018
Hannstar Board Corp.	1,973,000	895,292
Hey Song Corp.	1,220,295	1,579,775
Hiwin Technologies Corp.	353,000	2,108,271
Holiday Entertainment Co., Ltd.	470,196	702,839
Holtek Semiconductor, Inc.	1,558,773	1,971,155
Holy Stone Enterprise Co., Ltd.	685,299	680,246
Huaku Development Co., Ltd.	1,948,296	5,623,022
Huang Hsiang Construction Co.	889,448	2,086,290
Hung Poo Real Estate Development Corp.	1,468,122	1,447,499
ICP Electronics, Inc.	1,355,451	1,548,971
Inventec Corp.	11,219,992	6,251,839
ITEQ Corp.	1,363,657	1,524,224
Jentech Precision Industrial Co., Ltd.	413,283	832,882
KEE TAI Properties Co., Ltd.*	3,181,999	2,314,490
Kenda Rubber Industrial Co., Ltd.	1,114,915	2,462,626
Kerry Tj Logistics Co., Ltd.	238,860	287,706
Kindom Construction Co., Ltd.	1,754,187	2,224,120
King Slide Works Co., Ltd.	218,004	1,600,243
King Yuan Electronics Co., Ltd.	6,529,960	4,815,058
Kinik Co.*	385,495	664,979
Kinsus Interconnect Technology Corp.	955,368	3,633,911
LCY Chemical Corp.	3,518,612	4,402,521
Lealea Enterprise Co., Ltd.	3,381,958	1,213,041
Lingsen Precision Industries Ltd.	2,063,412	1,101,551
LITE-ON IT Corp.	1,350,000	1,475,176
Lotes Co., Ltd.	255,233	628,481
Lumax International Corp., Ltd.	355,773	779,897
Makalot Industrial Co., Ltd.	898,615	4,287,543
Mercuries & Associates Ltd.*	527,484	415,356
Merida Industry Co., Ltd.	970,041	5,761,146
Merry Electronics Co., Ltd.	957,169	1,983,257
Micro-Star International Co., Ltd.	2,947,877	1,544,215
Mitac International Corp.	3,348,781	1,201,141
Namchow Chemical Industrial Co., Ltd.	598,086	680,482
Nan Kang Rubber Tire Co., Ltd.	772,954	896,205
Nuvoton Technology Corp.	100,632	100,058
Opto Technology Corp.	2,273,518	857,187
Oriental Union Chemical Corp.	4,446,767	4,117,239
Phihong Technology Co., Ltd.	3,567,064	2,439,852
Powertech Technology, Inc.	2,581,240	4,848,814
Prince Housing & Development Corp.	4,111,308	2,750,383
Radiant Opto-Electronics Corp.	1,790,478	5,872,476

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    145

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2013

Investments	Shares	Value
Radium Life Tech Co., Ltd.	868,198	$614,120
Realtek Semiconductor Corp.	1,077,248	2,551,954
Rechi Precision Co., Ltd.	327,565	289,083
Richtek Technology Corp.	72,910	323,547
Ruentex Development Co., Ltd.	1,438,000	2,605,298
Ruentex Industries Ltd.	348,860	770,563
Sampo Corp.	1,301,000	440,598
Senao International Co., Ltd.	571,599	1,874,752
Sercomm Corp.	728,488	958,889
Shih Wei Navigation Co., Ltd.	225,309	154,862
Shihlin Electric & Engineering Corp.	582,217	686,709
Shin Zu Shing Co., Ltd.	392,580	927,385
Shinkong Synthetic Fibers Corp.	5,437,761	1,730,881
Sigurd Microelectronics Corp.	3,124,830	2,543,988
Silitech Technology Corp.	929,884	1,551,306
Sincere Navigation Corp.	3,858,546	3,418,117
Sonix Technology Co., Ltd.	233,979	336,085
Standard Foods Corp.	706,116	2,233,486
Syncmold Enterprise Corp.	387,220	670,539
Synnex Technology International Corp.	9,709,000	12,682,505
TA Chen Stainless Pipe Co., Ltd.	1,486,000	743,719
Taiflex Scientific Co., Ltd.	614,974	826,914
Tainan Spinning Co., Ltd.	6,684,952	3,144,968
Taiwan Cogeneration Corp.	4,004,970	2,665,882
Taiwan Glass Industrial Corp.	3,013,698	2,725,008
Taiwan Hon Chuan Enterprise Co., Ltd.	933,606	2,186,752
Taiwan PCB Techvest Co., Ltd.	333,365	416,553
Taiwan Prosperity Chemical Corp.	187,102	175,110
Taiwan Secom Co., Ltd.	1,106,931	2,692,445
Taiwan Surface Mounting Technology Co., Ltd.	348,977	513,493
Teco Electric and Machinery Co., Ltd.	6,313,683	6,319,792
Test Research, Inc.	820,713	1,155,587
Test-Rite International Co.	1,668,888	1,316,913
Ton Yi Industrial Corp.	6,825,538	5,932,577
Tong Hsing Electronic Industries Ltd.	325,918	1,565,920
Tong Yang Industry Co., Ltd.	1,162,132	1,382,336
Topco Scientific Co., Ltd.	560,682	991,497
Transcend Information, Inc.	878,479	2,725,920
Tripod Technology Corp.	1,802,928	3,892,077
Tsann Kuen Enterprise Co., Ltd.	814,546	1,167,287
TSRC Corp.	3,811,773	7,312,967
Tung Ho Steel Enterprise Corp.	4,637,153	4,223,892
TXC Corp.	1,323,549	1,810,601
U-Ming Marine Transport Corp.	3,826,420	6,000,525
Unimicron Technology Corp.	7,405,141	7,091,106
Unitech Printed Circuit Board Corp.	2,122,000	828,381
United Integrated Services Co., Ltd.	2,488,461	2,432,749
USI Corp.	3,107,678	2,208,586
Visual Photonics Epitaxy Co., Ltd.	251,000	278,880
Wah Lee Industrial Corp.	1,067,325	1,468,992
Wei Chuan Food Corp.	1,368,396	2,323,958
Wistron Corp.	10,279,681	10,375,375
Wistron NeWeb Corp.	1,627,838	2,403,384
Wowprime Corp.	81,392	1,095,782
WPG Holdings Co., Ltd.	7,676,759	9,092,955
WT Microelectronics Co., Ltd.	2,008,825	2,315,735
Yem Chio Co., Ltd.	1,177,546	815,257
YFY, Inc.	1,573,000	719,032
Young Optics, Inc.	88,759	233,662
YungShin Global Holding Corp.	250,000	350,339
Yungtay Engineering Co., Ltd.	1,005,790	2,006,815
Zinwell Corp.	2,336,186	1,905,834

Total Taiwan		382,804,221

Thailand - 9.2%
AEON Thana Sinsap (Thailand) PCL NVDR	111,542	341,657
Amata Corp. PCL	1,921,775	1,127,722
AP Thailand PCL	5,924,560	1,241,646
Bangchak Petroleum PCL	5,781,839	6,431,515
Bangkok Chain Hospital PCL NVDR	1,237,465	313,206
Bangkok Expressway PCL	4,411,405	5,084,886
Bangkok Life Assurance PCL	988,006	2,038,768
Bangkokland PCL NVDR	6,119,431	301,877
Bumrungrad Hospital PCL	1,464,065	3,622,988
Cal-Comp Electronics (Thailand) PCL NVDR	11,956,157	1,056,259
CH. Karnchang PCL NVDR	3,841,220	2,600,858
Delta Electronics Thailand PCL	5,405,551	6,971,531
Dynasty Ceramic PCL	1,274,821	2,620,340
Eastern Water Resources Development And Management PCL NVDR	2,285,917	906,554
Electricity Generating PCL	1,681,691	7,319,951
Esso Thailand PCL	4,421,372	969,380
Hana Microelectronics PCL	2,207,847	1,381,017
Hemaraj Land And Development NVDR PCL	10,121,323	1,129,124
Hemaraj Land and Development PCL	3,559,300	397,072
Jasmine International PCL	8,425,296	2,132,471
Khon Kaen Sugar Industry PCL NVDR	6,958,757	2,602,663
Kiatnakin Bank PCL	4,775,429	8,160,494
Lanna Resources PCL NVDR	505,070	172,618
LH Financial Group PCL	27,836,894	1,157,814
L.P.N. Development PCL	2,860,302	2,222,579
L.P.N. Development PCL NVDR	694,018	539,282
Major Cineplex Group PCL	3,680,869	2,492,286
MBK PCL NVDR	307,266	1,575,215
MCOT PCL	3,081,174	4,147,639
Oishi Group PCL NVDR	108,906	431,902
Polyplex PCL NVDR	5,442,102	1,438,828
Precious Shipping PCL NVDR	591,457	337,540
Pruksa Real Estate PCL	5,197,241	3,803,881
Quality Houses PCL NVDR	15,677,105	1,566,952
Ratchaburi Electricity Generating Holding PCL	3,940,190	6,542,634
Ratchaburi Electricity Generating Holding PCL NVDR	210,890	350,180
Robinson Department Store PCL	786,033	1,545,962
Rojana Industrial Park PCL	2,757,732	831,365
Samart Corp. PCL	3,794,800	2,801,900
Samart Telcoms PCL NDVR	3,612,024	2,620,362
Sansiri PCL	56,274,518	5,661,019
SNC Former PCL	876,761	686,935
Somboon Advance Technology PCL NVDR	713,923	464,976
Sri Trang Agro-Industry PCL NVDR	5,079,360	2,047,138
Sriracha Construction PCL NVDR	606,509	787,103
Srithai Superware PCL	545,936	387,251
Supalai PCL	6,822,127	3,893,331
Thai Airways International PCL NVDR	2,798,900	2,229,013
Thai Stanley Electric PCL NVDR*	43,941	357,025
Thai Tap Water Supply PCL	18,046,124	5,876,700
Thai Union Frozen Products PCL NVDR	3,062,783	5,752,285

See Notes to Schedule of Investments.

146    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2013

Investments	Shares	Value
Thai Vegetable Oil PCL NVDR	6,227,248	$3,694,385
Thanachart Capital PCL	4,528,266	5,621,094
Thitikorn PCL NVDR	545,883	279,850
Ticon Industrial Connection PCL NVDR	3,494,615	2,039,417
Tisco Financial Group PCL	1,754,975	2,319,973
Tisco Financial Group PCL NVDR	1,297,157	1,714,765
TPI Polene PCL	1,904,454	687,728
Vinythai PCL NVDR	3,069,368	1,157,879

Total Thailand		138,988,785

Turkey - 5.6%
Akcansa Cimento A.S.	327,096	1,924,144
Aksa Akrilik Kimya Sanayii	1,104,523	3,881,244
Aksigorta A.S.	331,474	443,237
Anadolu Cam Sanayii A.S.	61,476	87,302
Anadolu Hayat Emeklilik A.S.(a)	531,540	1,173,578
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	622,553	2,736,142
Borusan Mannesmann(a)	81,477	1,211,946
Borusan Yatirim ve Pazarlama A.S.	40,713	311,237
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	768,773	2,302,992
Celebi Hava Servisi A.S.	16,945	133,052
Cimsa Cimento Sanayi ve Tica(a)	990,222	6,748,773
Dogus Otomotiv Servis ve Ticaret A.S.	1,239,693	6,283,758
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,251,627	1,355,775
Konya Cimento Sanayii A.S.	16,628	2,249,298
Otokar Otomotiv ve Savunma Sanayi A.S.	74,116	2,583,276
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,094,813	1,975,983
Sinpas Gayrimenkul Yatirim Ortakligi A.S.(a)	5,356,996	3,192,902
Soda Sanayii A.S.	800,426	1,032,968
TAV Havalimanlari Holding A.S.	438,276	2,566,803
Tekfen Holding A.S.	1,044,699	3,573,564
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,825,346	3,301,696
Trakya Cam Sanayi A.S.(a)	1,711,099	2,341,238
Turk Traktor ve Ziraat Makineleri A.S.	473,270	16,679,551
Turkiye Sise ve Cam Fabrikalari A.S.	1,787,666	2,501,593
Ulker Biskuvi Sanayi A.S.(a)	1,823,218	13,229,186

Total Turkey		83,821,238

TOTAL COMMON STOCKS (Cost: $1,364,718,522)		1,486,417,542

EXCHANGE-TRADED FUNDS & NOTES - 0.8%

United States - 0.8%
iPath MSCI India Index ETN*(a)	226,929	12,145,240
WisdomTree Emerging Markets Equity Income Fund(b)	3,520	169,770

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $12,447,026)		12,315,010

RIGHTS - 0.0%

Brazil - 0.0%
TPI - Triunfo Participacoes e Investimentos S.A., expiring 8/08/13* (Cost: $0)	40,439	183

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $52,724,463)(d)	52,724,463	52,724,463

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $1,429,890,011)(e)		1,551,457,198
Liabilities in Excess of Foreign Currency and Other Assets - (2.9)%		(44,405,275)

NET ASSETS - 100.0%		$1,507,051,923

ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $49,345,014 and the total market value of the collateral held by the Fund was $52,724,463.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    147

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

Bahrain - 2.0%
Ahli United Bank BSC	520,000	$339,071
Al-Salam Bank	119,003	28,835

Total Bahrain		367,906

Egypt - 7.4%
Canal Shipping Agencies Co.	12,107	12,798
Commercial International Bank Egypt SAE	41,174	168,759
Eastern Tobacco	6,228	85,168
Juhayna Food Industries	19,151	25,264
Orascom Telecom Media And Technology Holding SAE	5,584,924	310,302
Sidi Kerir Petrochemcials Co.	126,430	226,046
Telecom Egypt Co.	338,868	556,626

Total Egypt		1,384,963

Jordan - 2.2%
Arab Bank PLC	37,380	350,075
Jordan Phosphate Mines	5,005	70,239

Total Jordan		420,314

Kuwait - 17.7%
Agility Public Warehousing Co. KSC	82,463	182,126
Ahli United Bank	51,565	135,578
Alimtiaz Investment Co. KSCC*	200	51
Aviation Lease And Finance Co. KSCC	30,525	31,033
Burgan Bank SAK	46,842	98,528
Commercial Real Estate Co. KSCC	200,000	67,309
Ikarus Petroleum Industries KSCC	160,000	78,528
KGL Logistics Co. KSCC	30,000	30,500
Kuwait Finance House	77,173	178,560
Kuwait Financial Center	60,000	31,972
Kuwait Food Co. (Americana)	20,000	150,044
Kuwait International Bank	50,000	53,462
Kuwait Projects Co. Holdings KSC	93,078	163,152
Mabanee Co. SAKC	18,839	71,327
Mobile Telecommunications Co. KSC	551,177	1,294,614
National Bank of Kuwait	232,179	765,113

Total Kuwait		3,331,897

Morocco - 9.7%
Attijariwafa Bank	9,132	349,846
Banque Marocaine du Commerce Exterieur	4,003	93,537
Douja Promotion Groupe Addoha S.A.	16,411	91,842
Maroc Telecom S.A.	111,788	1,293,003

Total Morocco		1,828,228

Oman - 4.4%
Ahli Bank SAOG	75,148	38,062
Al Anwar Ceramic Tile Co.	13,659	15,717
Bank Sohar	61,313	31,055
BankMuscat SAOG	149,259	226,408
National Bank of Oman SAOG	151,987	106,983
Oman Telecommunications Co. SAOG	103,565	403,500

Total Oman		821,725

Qatar - 33.1%
Al Khaliji	23,239	106,285
Barwa Real Estate Co.	25,616	188,576
Commercial Bank of Qatar QSC (The)	24,592	469,481
Doha Bank QSC	28,692	371,605
Gulf International Services OSC	5,979	68,404
Industries Qatar QSC	34,803	1,515,253
Masraf Al Rayan	30,551	232,458
Mazaya Qatar Real Estate Development QSC	6,030	18,783
National Leasing	3,157	32,389
Qatar Electricity & Water Co.	5,355	231,087
Qatar Fuel Co.	2,377	164,539
Qatar Gas Transport Co. Nakilat	38,183	191,833
Qatar Insurance Co.	3,900	65,348
Qatar International Islamic Bank	10,759	157,521
Qatar Islamic Bank	15,467	290,604
Qatar Meat & Livestock Co.	1,254	21,873
Qatar National Bank SAQ	32,061	1,400,274
Qatar Telecom Q-Tel QSC	16,318	540,123
Qatari Investors’ Group	7,987	59,236
United Development Co.	16,321	103,561

Total Qatar		6,229,233

United Arab Emirates - 23.1%
Abu Dhabi Commercial Bank PJSC	482,048	656,205
Aldar Properties PJSC	183,811	107,094
Arabtec Holding Co.*	98,075	54,738
Aramex PJSC	110,765	73,884
DP World Ltd.	18,725	290,238
Dubai Investments PJSC	205,427	72,708
Dubai Islamic Bank PJSC	295,055	249,828
Emaar Properties PJSC	186,111	263,484
Emirates NBD PJSC	447,731	577,796
First Gulf Bank PJSC	263,703	1,145,129
Gulf Cement Co. PSC	80,000	30,289
National Bank of Abu Dhabi PJSC	196,276	603,844
RAK Properties PJSC	105,408	15,784
Sorouh Real Estate Co.	96,920	71,773
Union National Bank PJSC	102,000	128,854

Total United Arab Emirates		4,341,648

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $16,387,349)(a)		18,725,914
Foreign Currency and Other Assets in Excess of Liabilities - 0.4%		81,449

NET ASSETS - 100.0%		$18,807,363

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

148    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 100.1%

Austria - 0.7%
Andritz AG	10,684	$547,518
Lenzing AG(a)	67	4,790
RHI AG(a)	11,533	401,014
Vienna Insurance Group AG Wiener Versicherung Gruppe	32,946	1,528,204

Total Austria		2,481,526

Belgium - 7.8%
Anheuser-Busch InBev N.V.	221,039	19,649,635
Delhaize Group S.A.	29,006	1,790,536
NV Bekaert S.A.(a)	22,999	730,639
Solvay S.A.	19,863	2,599,964
UCB S.A.	16,780	902,668

Total Belgium		25,673,442

Finland - 3.3%
Amer Sports Oyj	33,207	611,204
Cargotec Oyj Class B(a)	14,168	378,638
Huhtamaki Oyj	25,010	463,907
Kemira Oyj	66,635	1,007,338
Kone Oyj Class B	53,041	4,209,111
Konecranes Oyj	15,285	435,312
Metso Oyj	59,152	2,008,332
Outotec Oyj	439	5,255
Wartsila Oyj Abp(a)	37,305	1,621,050

Total Finland		10,740,147

France - 25.4%
Alstom S.A.*	36,969	1,209,042
Arkema S.A.	8,105	743,053
Bourbon S.A.	16,644	431,288
Casino Guichard Perrachon S.A.	26,112	2,442,781
Christian Dior S.A.	18,736	3,019,893
Cie Generale des Etablissements Michelin(a)	38,980	3,480,900
Cie Generale d’Optique Essilor International S.A.	10,872	1,155,146
Dassault Systemes S.A.	5,499	671,757
Edenred	47,166	1,440,754
Eramet	32	2,704
Etablissements Maurel et Prom	24,316	361,111
Havas S.A.	48,203	308,396
Hermes International	5,364	1,729,153
Ingenico	3,141	209,041
IPSOS	6,393	240,947
Kering	17,156	3,482,178
Lafarge S.A.(a)	19,085	1,171,912
Legrand S.A.	44,389	2,056,393
L’Oreal S.A.	58,215	9,553,429
LVMH Moet Hennessy Louis Vuitton S.A.	61,596	9,968,156
Neopost S.A.	14,844	984,043
Nexans S.A.	3,530	167,227
Pernod-Ricard S.A.	28,526	3,158,802
Publicis Groupe S.A.	19,938	1,417,627
Rallye S.A.	17,886	642,721
Remy Cointreau S.A.	2,211	234,286
Rubis	7,328	450,165
Safran S.A.	57,665	3,007,602
Sanofi	157,275	16,277,018
Schneider Electric S.A.	105,020	7,607,711
SEB S.A.	7,323	591,498
Societe BIC S.A.	6,472	647,772
Sodexo	17,855	1,485,364
Technip S.A.	12,629	1,280,596
Teleperformance	6,150	295,621
Vallourec S.A.	17,212	869,751
Zodiac Aerospace	4,538	599,899

Total France		83,395,737

Germany - 26.1%
Adidas AG	19,007	2,054,076
Bayer AG	91,592	9,754,241
Bayerische Motoren Werke AG	101,082	8,826,871
Brenntag AG	6,587	999,198
Daimler AG	227,663	13,756,193
E.ON SE	828,622	13,582,025
Fresenius Medical Care AG & Co. KGaA	21,447	1,520,180
Fresenius SE & Co. KGaA	8,917	1,097,760
GEA Group AG(a)	31,256	1,106,303
HeidelbergCement AG	102	6,851
Henkel AG & Co. KGaA	22,687	1,776,753
Hochtief AG	7,181	468,858
Infineon Technologies AG	120,486	1,007,026
K+S AG	41,401	1,528,617
Lanxess AG	5,987	360,160
Linde AG	17,291	3,221,891
MAN SE	9,762	1,064,618
Merck KGaA	15,968	2,429,489
MTU Aero Engines AG	3,389	326,425
SAP AG	79,397	5,806,264
Siemens AG	137,952	13,923,949
Software AG	7,114	212,638
Symrise AG	10,872	439,645
Wacker Chemie AG(a)	4,813	361,732

Total Germany		85,631,763

Ireland - 1.5%
CRH PLC	213,290	4,311,157
Glanbia PLC	37,817	508,769

Total Ireland		4,819,926

Italy - 3.3%
Fiat Industrial SpA	222,591	2,478,152
Impregilo SpA	1,060	4,470
Luxottica Group SpA	52,224	2,636,588
Parmalat SpA(a)	375,596	1,171,724
Pirelli & C SpA(a)	135,792	1,570,049
Saipem SpA	153,505	2,492,171
Salvatore Ferragamo Italia SpA	18,686	581,235

Total Italy		10,934,389

Netherlands - 18.1%
Aegon N.V.	567,994	3,794,157
Akzo Nobel N.V.	46,618	2,624,732
Arcadis N.V.	13,877	372,395
ASM International N.V.	6,714	226,296
ASML Holding N.V.	29,898	2,355,868
Brunel International N.V.	6,665	280,091
CSM	22,163	447,541
European Aeronautic Defence and Space Co. N.V.(a)	78,871	4,210,001
Fugro N.V.	26,399	1,429,208
Gemalto N.V.(a)	3,626	327,854
Heineken Holding N.V.	33,735	1,890,172
Heineken N.V.	60,579	3,854,497

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    149

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2013

Investments	Shares	Value
Koninklijke Ahold N.V.	293,320	$4,359,843
Koninklijke BAM Groep N.V.	58,431	277,906
Koninklijke Boskalis Westminster N.V.	37,726	1,373,803
Koninklijke DSM N.V.	50,366	3,277,338
Koninklijke Philips Electronics N.V.	226,575	6,168,582
Reed Elsevier N.V.	182,309	3,033,270
STMicroelectronics N.V.	268,427	2,409,255
Unilever N.V.	376,388	14,802,188
Wolters Kluwer N.V.	88,608	1,872,203

Total Netherlands		59,387,200

Portugal - 1.2%
Jeronimo Martins, SGPS, S.A.	81,578	1,716,773
Portugal Telecom, SGPS, S.A.(a)	567,406	2,205,251

Total Portugal		3,922,024

Spain - 12.7%
Acerinox S.A.(a)	35,313	328,288
ACS Actividades de Construccion y Servicios, S.A.	124,261	3,286,944
Banco Bilbao Vizcaya Argentaria S.A.	2,302,268	19,287,315
Banco Santander S.A.	2,045,031	13,030,653
Duro Felguera S.A.	110,349	710,013
Mapfre S.A.(a)	977,057	3,177,607
Obrascon Huarte Lain S.A.	19,782	672,411
Prosegur Cia de Seguridad S.A.	123,508	674,275
Tecnicas Reunidas S.A.(a)	14,640	671,657

Total Spain		41,839,163

TOTAL COMMON STOCKS (Cost: $331,088,575)		328,825,317

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $11,890,032)(c)	11,890,032	11,890,032

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $342,978,607)(d)		340,715,349
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.7)%		(12,097,482)

NET ASSETS - 100.0%		$328,617,867

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $10,599,284 and the total market value of the collateral held by the Fund was $11,890,032.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

150    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 11.2%
AGL Energy Ltd.	1,942	$25,740
Amcor Ltd.	2,994	27,789
AMP Ltd.	7,758	30,180
Australia & New Zealand Banking Group Ltd.	8,808	230,424
BHP Billiton Ltd.	9,938	285,365
Coca-Cola Amatil Ltd.	2,175	25,304
Commonwealth Bank of Australia	5,101	323,015
CSL Ltd.	508	28,635
Insurance Australia Group Ltd.	5,440	27,088
Macquarie Group Ltd.	771	29,549
National Australia Bank Ltd.	8,530	231,740
Origin Energy Ltd.	3,980	45,794
QBE Insurance Group Ltd.	1,878	25,940
Rio Tinto Ltd.	1,036	49,663
Suncorp Group Ltd.	2,951	32,198
Telstra Corp., Ltd.	64,080	279,787
Wesfarmers Ltd.	4,405	159,672
Westpac Banking Corp.	10,785	285,105
Woodside Petroleum Ltd.	2,618	83,897
Woolworths Ltd.	4,215	126,588

Total Australia		2,353,473

Brazil - 12.0%
Banco Bradesco S.A.	6,539	90,579
Banco do Brasil S.A.	25,300	253,452
Banco Santander Brasil S.A.	21,700	133,105
BM&F Bovespa S.A.	9,200	51,476
CCR S.A.	9,800	78,522
Cia de Bebidas das Americas	9,300	347,658
Cia Energetica de Minas Gerais	9,001	80,025
Cia Siderurgica Nacional S.A.	22,200	59,996
Cielo S.A.	4,032	102,212
CPFL Energia S.A.	8,800	82,501
Itau Unibanco Holding S.A.	10,362	136,969
Natura Cosmeticos S.A.	2,700	58,301
Petroleo Brasileiro S.A.	20,400	136,766
Souza Cruz S.A.	10,000	123,990
Telefonica Brasil S.A.	2,900	59,075
Tim Participacoes S.A.	15,200	55,666
Tractebel Energia S.A.	7,400	116,139
Transmissora Alianca de Energia Eletrica S.A.	3,900	37,728
Ultrapar Participacoes S.A.	2,100	50,498
Vale S.A.	36,500	480,818

Total Brazil		2,535,476

Canada - 11.2%
Bank of Montreal	2,400	138,774
Bank of Nova Scotia(a)	3,800	202,508
Barrick Gold Corp.	4,618	72,666
BCE, Inc.(a)	4,400	179,846
Canadian Imperial Bank of Commerce	1,492	105,562
Cenovus Energy, Inc.	2,622	74,563
Crescent Point Energy Corp.(a)	2,900	98,055
Enbridge, Inc.	2,300	96,387
Great-West Lifeco, Inc.	3,200	86,541
Husky Energy, Inc.	4,500	119,522
Manulife Financial Corp.	4,574	72,971
Potash Corp. of Saskatchewan, Inc.	2,000	76,060
Power Financial Corp.	2,500	72,468
Rogers Communications, Inc. Class B	2,100	82,013
Royal Bank of Canada(a)	4,400	255,587
Sun Life Financial, Inc.	2,200	64,960
Suncor Energy, Inc.	3,398	99,851
Thomson Reuters Corp.	3,600	117,116
Toronto-Dominion Bank (The)	2,774	222,115
TransCanada Corp.(a)	3,100	133,057

Total Canada		2,370,622

Chile - 12.4%
Administradora de Fondos de Pensiones Provida S.A.	19,046	108,947
AES Gener S.A.	147,929	96,717
Aguas Andinas S.A. Class A	235,676	167,311
Antarchile S.A.	4,958	73,376
Banco de Chile	2,309,268	334,652
Banco de Credito e Inversiones	1,610	95,748
Banco Santander Chile	4,110,730	253,902
CAP S.A.	3,199	71,663
Cencosud S.A.	17,699	88,480
Cia Cervecerias Unidas S.A.	5,786	83,293
Corpbanca	6,360,740	73,534
Empresa Nacional de Electricidad S.A.	114,216	169,595
Empresas COPEC S.A.	9,854	129,306
Enersis S.A.	846,213	279,080
ENTEL Chile S.A.	7,572	127,180
Inversiones Aguas Metropolitanas S.A.	43,465	85,220
Inversiones La Construccion S.A.	3,419	52,574
Quinenco S.A.	37,471	103,627
SACI Falabella	19,198	215,284

Total Chile		2,609,489

New Zealand - 13.5%
Air New Zealand Ltd.	99,064	113,613
Auckland International Airport Ltd.	130,929	300,316
Chorus Ltd.	90,405	166,869
Contact Energy Ltd.	40,146	158,744
Ebos Group Ltd.	2,903	21,523
Fisher & Paykel Healthcare Corp., Ltd.	48,373	128,887
Fletcher Building Ltd.	60,197	391,912
Freightways Ltd.	13,817	47,592
Infratil Ltd.	66,198	113,497
Kathmandu Holdings Ltd.	19,493	38,088
Mainfreight Ltd.	5,780	47,764
Michael Hill International Ltd.	21,656	21,910
Nuplex Industries Ltd.(a)	25,404	56,896
PGG Wrightson Ltd.	137,280	30,746
Ryman Healthcare Ltd.	14,848	73,045
Sky Network Television Ltd.	39,243	164,569
SKYCITY Entertainment Group Ltd.	51,741	174,224
Telecom Corp. of New Zealand Ltd.	371,571	645,669
Tower Ltd.	14,296	21,530
Trade Me Ltd.	32,168	120,987

Total New Zealand		2,838,381

Norway - 12.5%
Aker ASA Class A	1,138	31,683
Aker Solutions ASA	4,156	56,255
Atea ASA	3,046	30,555
DNB ASA	8,342	120,156
Fred Olsen Energy ASA	1,650	64,854
Gjensidige Forsikring ASA	8,700	127,307
Kongsberg Gruppen ASA	1,304	23,491

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    151

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

June 30, 2013

Investments	Shares	Value
Leroey Seafood Group ASA	788	$21,810
Marine Harvest ASA	20,524	20,705
Norsk Hydro ASA(a)	19,787	78,551
Orkla ASA	16,833	137,177
Petroleum Geo-Services ASA	1,461	17,706
Schibsted ASA	487	20,928
SpareBank 1 SR Bank ASA	1,728	13,442
Statoil ASA	54,360	1,115,502
Telenor ASA	25,030	493,545
TGS Nopec Geophysical Co. ASA	1,430	41,335
Veidekke ASA	2,278	17,348
Wilh. Wilhelmsen ASA	2,976	23,200
Yara International ASA	4,854	192,537

Total Norway		2,648,087

Russia - 13.1%
Gazprom Neft JSC ADR(a)	5,155	91,759
Gazprom OAO ADR	83,159	547,174
Lukoil OAO ADR	5,348	306,975
Magnit OJSC GDR	526	30,087
MegaFon OAO GDR	5,074	158,563
MMC Norilsk Nickel OJSC ADR	19,528	281,398
Mobile Telesystems OJSC ADR	6,500	123,110
NovaTek OAO Reg S GDR	747	89,267
Novolipetsk Steel OJSC Reg S GDR	1,155	15,165
Phosagro OAO GDR	2,713	32,827
Rosneft Oil Co. Reg S GDR	78,299	536,348
Rostelecom OJSC ADR	1,657	26,578
RusHydro Management Co. JSC ADR	10,087	14,757
Sberbank of Russia ADR	13,474	153,469
Severstal OAO Reg S GDR	3,469	22,098
Sistema JSFC Reg S GDR	2,061	40,705
Surgutneftegas OJSC ADR	9,542	74,809
Tatneft ADR	2,192	79,635
Uralkali OJSC Reg S GDR(a)	2,991	99,002
VTB Bank OJSC Reg S GDR	14,259	40,496

Total Russia		2,764,222

South Africa - 12.9%
ABSA Group Ltd.	7,640	114,286
Bidvest Group Ltd.	3,209	79,181
Exxaro Resources Ltd.(a)	3,657	53,629
FirstRand Ltd.	52,005	151,554
Gold Fields Ltd.	8,950	45,772
Imperial Holdings Ltd.	2,493	52,702
Kumba Iron Ore Ltd.(a)	6,809	315,923
Liberty Holdings Ltd.	2,822	34,095
MMI Holdings Ltd.	19,594	43,758
MTN Group Ltd.	27,252	505,114
Nedbank Group Ltd.	4,976	87,984
RMB Holdings Ltd.	12,369	49,091
Sanlam Ltd.	18,354	85,048
Sasol Ltd.	8,294	360,544
Shoprite Holdings Ltd.	3,167	59,179
Standard Bank Group Ltd.	15,059	169,109
Tiger Brands Ltd.	1,874	55,858
Truworths International Ltd.	6,300	55,180
Vodacom Group Ltd.(a)	33,489	354,281
Woolworths Holdings Ltd.	8,326	54,021

Total South Africa		2,726,309

TOTAL COMMON STOCKS (Cost: $22,283,141)		20,846,059

EXCHANGE-TRADED FUNDS - 0.6%

United States - 0.6%
WisdomTree Global Natural Resources Fund(b) (Cost: $128,492)	6,038	117,862

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%

United States - 7.3%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $1,542,542)(d)	1,542,542	1,542,542

TOTAL INVESTMENTS IN SECURITIES - 106.7% (Cost: $23,954,175)(e)		22,506,463
Liabilities in Excess of Cash and Other Assets - (6.7)%		(1,405,007)

NET ASSETS - 100.0%		$21,101,456

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $1,468,345 and the total market value of the collateral held by the Fund was $1,542,542.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

152    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 4.8%
BHP Billiton Ltd.	11,879	$341,100
Rio Tinto Ltd.	6,143	294,476
Woodside Petroleum Ltd.	12,259	392,857

Total Australia		1,028,433

Brazil - 2.7%
Petroleo Brasileiro S.A.	14,300	95,871
Vale S.A.	36,600	482,135

Total Brazil		578,006

Canada - 10.3%
Agrium, Inc.	1,400	121,003
Cameco Corp.	6,320	130,060
Canadian Natural Resources Ltd.	3,900	109,612
Crescent Point Energy Corp.(a)	14,808	500,689
Encana Corp.(a)	18,013	303,760
First Quantum Minerals Ltd.	4,046	59,830
Husky Energy, Inc.	11,200	297,478
Imperial Oil Ltd.	2,386	90,808
Potash Corp. of Saskatchewan, Inc.	3,623	137,784
Silver Wheaton Corp.	5,992	117,062
Suncor Energy, Inc.	4,709	138,375
Teck Resources Ltd. Class B	10,643	226,691

Total Canada		2,233,152

China - 1.3%
China Shenhua Energy Co., Ltd. Class H	112,000	285,908

France - 2.6%
Technip S.A.	1,334	135,269
Total S.A.(a)	8,883	433,054

Total France		568,323

Germany - 1.4%
K+S AG	8,023	296,227

Hong Kong - 1.2%
CNOOC Ltd.	151,618	257,246

Indonesia - 0.3%
PT Charoen Pokphand Indonesia Tbk*	121,000	62,786

Israel - 2.1%
Israel Chemicals Ltd.	46,397	457,935

Italy - 3.0%
ENI SpA	21,227	435,400
Saipem SpA	13,138	213,297

Total Italy		648,697

Japan - 1.3%
Inpex Corp.	27	112,528
Sumitomo Metal Mining Co., Ltd.	16,000	178,145

Total Japan		290,673

Malaysia - 2.6%
Felda Global Ventures Holdings Bhd	63,900	91,416
IOI Corp. Bhd	132,800	228,654
Kuala Lumpur Kepong Bhd	33,700	231,671

Total Malaysia		551,741

Mexico - 1.5%
Grupo Mexico S.A.B. de C.V. Series B	71,607	206,039
Industrias Penoles S.A.B de C.V.	4,185	125,828

Total Mexico		331,867

Netherlands - 1.5%
Fugro N.V.	5,811	314,600

Norway - 3.3%
Statoil ASA	17,464	358,372
Yara International ASA	8,767	347,748

Total Norway		706,120

Poland - 5.5%
KGHM Polska Miedz S.A.	32,480	1,179,726

Russia - 12.7%
Gazprom OAO ADR	54,042	355,589
Lukoil OAO ADR	6,145	352,742
MMC Norilsk Nickel OJSC ADR	45,399	654,199
NovaTek OAO Reg S GDR	1,276	152,482
Novolipetsk Steel OJSC Reg S GDR(a)	8,175	107,338
Phosagro OAO GDR	33,817	409,186
Rosneft Oil Co. Reg S GDR	64,372	440,948
Uralkali OJSC Reg S GDR(a)	8,023	265,561

Total Russia		2,738,045

Singapore - 0.5%
Wilmar International Ltd.	45,000	111,764

South Africa - 5.4%
Assore Ltd.	3,573	115,174
Exxaro Resources Ltd.(a)	16,327	239,432
Impala Platinum Holdings Ltd.	6,864	64,303
Kumba Iron Ore Ltd.(a)	9,766	453,121
Sasol Ltd.	6,777	294,599

Total South Africa		1,166,629

South Korea - 0.5%
Korea Zinc Co., Ltd.	437	105,993

Spain - 0.9%
Repsol S.A.	9,389	197,831

Switzerland - 1.2%
Syngenta AG	471	183,989
Transocean Ltd.	1,727	82,978

Total Switzerland		266,967

Thailand - 2.7%
PTT Exploration & Production PCL	54,441	278,217
PTT PCL NVDR	28,400	306,755

Total Thailand		584,972

United Kingdom - 12.9%
Anglo American PLC	14,149	271,681
Antofagasta PLC	8,002	96,486
BG Group PLC	6,053	102,685
BHP Billiton PLC	11,748	299,702
BP PLC	57,072	394,070
Fresnillo PLC	16,288	217,890
Rio Tinto PLC	7,256	295,269
Royal Dutch Shell PLC Class A	12,443	396,318
Royal Dutch Shell PLC Class B	10,614	350,298
Tullow Oil PLC	6,017	91,351
Vedanta Resources PLC	17,413	269,385

Total United Kingdom		2,785,135

United States - 16.6%
Anadarko Petroleum Corp.	364	31,279
Apache Corp.	785	65,807
Archer-Daniels-Midland Co.	4,912	166,566

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    153

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

June 30, 2013

Investments	Shares	Value
Baker Hughes, Inc.	2,152	$99,272
Cabot Oil & Gas Corp.	112	7,954
CF Industries Holdings, Inc.	353	60,539
Chesapeake Energy Corp.(a)	5,774	117,674
Chevron Corp.	1,882	222,716
ConocoPhillips	5,427	328,333
Consol Energy, Inc.	3,361	91,083
Devon Energy Corp.	2,094	108,637
Diamond Offshore Drilling, Inc.(a)	5,684	391,002
EOG Resources, Inc.	310	40,821
Exxon Mobil Corp.	2,174	196,421
Freeport-McMoRan Copper & Gold, Inc.	9,486	261,908
Halliburton Co.	1,743	72,718
Helmerich & Payne, Inc.	844	52,708
Ingredion, Inc.	1,797	117,919
Marathon Oil Corp.	4,330	149,731
Monsanto Co.	951	93,959
Mosaic Co. (The)	2,055	110,580
National Oilwell Varco, Inc.	981	67,591
Noble Energy, Inc.	1,121	67,305
Occidental Petroleum Corp.	2,076	185,241
Oceaneering International, Inc.	1,070	77,254
Peabody Energy Corp.	7,706	112,816
Pioneer Natural Resources Co.	45	6,514
Southern Copper Corp.	9,712	268,245

Total United States		3,572,593

TOTAL COMMON STOCKS (Cost: $25,876,146)		21,321,368

EXCHANGE-TRADED FUNDS & NOTES - 0.8%

United States - 0.8%
iPath MSCI India Index ETN*(a)	2,813	150,552
WisdomTree Global Equity Income Fund(b)	666	27,972

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $177,385)		178,524

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.9%

United States - 11.9%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $2,551,764)(d)	2,551,764	2,551,764

TOTAL INVESTMENTS IN SECURITIES - 111.5% (Cost: $28,605,295)(e)		24,051,656
Liabilities in Excess of Foreign Currency and Other Assets - (11.5)%		(2,471,184)

NET ASSETS - 100.0%		$21,580,472

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
PCL	-	Public Company Limited
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 7).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $2,451,521 and the total market value of the collateral held by the Fund was $2,551,764.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

154    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.2%

Australia - 2.5%
AGL Energy Ltd.	42,910	$568,741
Envestra Ltd.	356,024	324,257

Total Australia		892,998

Austria - 0.9%
Verbund AG(a)	16,481	312,559

Brazil - 11.7%
Centrais Eletricas Brasileiras S.A.	312,400	657,595
Cia de Saneamento Basico do Estado de Sao Paulo	8,200	85,785
Cia de Saneamento de Minas Gerais-COPASA	16,100	262,375
CPFL Energia S.A.	52,600	493,129
EDP - Energias do Brasil S.A.	100,800	516,993
Equatorial Energia S.A.	8,600	72,022
Light S.A.	130,500	918,619
Tractebel Energia S.A.	38,200	599,531
Transmissora Alianca de Energia Eletrica S.A.	59,700	577,528

Total Brazil		4,183,577

Canada - 9.4%
Algonquin Power & Utilities Corp.	46,300	318,190
Atco Ltd. Class I	3,206	131,863
Canadian Utilities Ltd. Class A	6,286	219,931
Capital Power Corp.	21,651	422,368
Emera, Inc.	10,836	339,270
Fortis, Inc.	10,997	335,555
Northland Power, Inc.	24,464	392,602
Superior Plus Corp.	39,200	457,417
TransAlta Corp.	54,392	742,963

Total Canada		3,360,159

Chile - 6.9%
AES Gener S.A.	348,632	227,938
Aguas Andinas S.A. Class A	706,878	501,826
Cia General de Electricidad S.A.	31,915	198,784
Colbun S.A.	109,193	28,762
E.CL S.A.	163,092	276,638
Empresa Nacional de Electricidad S.A.	116,506	172,996
Enersis S.A.	687,343	226,685
Gasco S.A.	23,343	266,444
Inversiones Aguas Metropolitanas S.A.	295,044	578,483

Total Chile		2,478,556

China - 0.9%
China Datang Corp. Renewable Power Co., Ltd. Class H*	601,000	129,400
China Longyuan Power Group Corp. Class H	98,100	101,688
Huaneng Power International, Inc. Class H	80,640	79,846

Total China		310,934

Czech Republic - 1.8%
CEZ AS	27,119	650,051

Finland - 1.8%
Fortum Oyj	34,010	636,593

France - 8.7%
EDF S.A.	28,122	651,947
GDF Suez	42,884	838,650
Rubis(a)	6,049	371,595
Suez Environnement Co.	47,314	610,337
Veolia Environnement S.A.	56,368	640,452

Total France		3,112,981

Germany - 4.0%
E.ON SE	46,377	760,170
RWE AG	20,897	666,036

Total Germany		1,426,206

Hong Kong - 4.9%
China Power International Development Ltd.	1,012,000	379,679
China Resources Power Holdings Co., Ltd.	98,100	233,729
CLP Holdings Ltd.	46,322	374,752
Guangdong Investment Ltd.	330,600	286,427
Hong Kong & China Gas Co., Ltd.	65,280	159,574
Power Assets Holdings Ltd.	38,886	335,399

Total Hong Kong		1,769,560

Indonesia - 1.0%
PT Perusahaan Gas Negara Persero Tbk	650,000	376,574

Italy - 5.8%
A2A SpA(a)	226,774	168,462
Edison SpA	24,790	28,517
Enel Green Power SpA	69,993	145,114
Enel SpA(a)	146,353	458,471
Iren SpA*	121,929	135,667
Snam SpA	137,121	623,828
Terna Rete Elettrica Nazionale SpA	127,423	528,693

Total Italy		2,088,752

Japan - 5.1%
Chubu Electric Power Co., Inc.	26,700	377,915
Chugoku Electric Power Co., Inc. (The)	22,600	354,465
Electric Power Development Co., Ltd.	6,242	194,797
Hokuriku Electric Power Co.	23,300	365,444
Osaka Gas Co., Ltd.	49,000	206,685
Toho Gas Co., Ltd.	32,000	165,259
Tokyo Gas Co., Ltd.	32,000	176,534

Total Japan		1,841,099

Malaysia - 2.2%
Petronas Gas Bhd	34,300	226,894
Tenaga Nasional Bhd	111,000	291,245
YTL Corp. Bhd	511,560	268,773

Total Malaysia		786,912

New Zealand - 0.8%
Contact Energy Ltd.	71,799	283,906

Philippines - 2.7%
Aboitiz Power Corp.	554,300	446,519
Energy Development Corp.	946,600	126,871
Manila Electric Co.	32,010	244,373
Manila Water Co., Inc.	182,600	136,950

Total Philippines		954,713

Poland - 4.0%
Enea S.A.	53,161	211,281
PGE S.A.	176,405	815,476
Tauron Polska Energia S.A.	321,988	416,579

Total Poland		1,443,336

Portugal - 1.9%
EDP-Energias de Portugal S.A.	212,158	682,539

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    155

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

June 30, 2013

Investments	Shares	Value
Russia - 0.5%
Federal Hydrogenerating Co. JSC ADR	134,125	$196,225

South Korea - 0.7%
Korea Gas Corp.	5,790	267,687

Spain - 7.0%
Acciona S.A.	10,671	562,456
EDP Renovaveis S.A.	18,663	95,654
Enagas S.A.(a)	20,281	500,487
Gas Natural SDG S.A.(a)	24,375	490,782
Iberdrola S.A.	67,309	354,866
Red Electrica Corp. S.A.(a)	9,328	512,281

Total Spain		2,516,526

Thailand - 4.1%
Electricity Generating PCL	75,636	329,224
Glow Energy PCL	134,000	309,995
Ratchaburi Electricity Generating Holding NVDR	228,992	380,238
Thai Tap Water Supply PCL	1,422,900	463,366

Total Thailand		1,482,823

United Kingdom - 8.9%
Centrica PLC	78,129	426,831
Drax Group PLC	51,710	456,846
National Grid PLC	47,079	532,679
Pennon Group PLC	41,434	405,023
Severn Trent PLC	14,871	375,313
SSE PLC	23,080	533,133
United Utilities Group PLC	44,783	464,589

Total United Kingdom		3,194,414

TOTAL COMMON STOCKS (Cost: $38,278,323)		35,249,680

EXCHANGE-TRADED FUNDS & NOTES - 1.0%

United States - 1.0%
iPath MSCI India Index ETN*(a)	6,422	343,705
WisdomTree Global ex-U.S. Real Estate Fund(b)	959	26,133

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $364,426)		369,838

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

United States - 6.5%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(c) (Cost: $2,313,753)(d)	2,313,753	2,313,753

TOTAL INVESTMENTS IN SECURITIES - 105.7% (Cost: $40,956,502)(e)		37,933,271
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.7)%		(2,045,976)

NET ASSETS - 100.0%		$35,887,295

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
PCL	-	Public Company Limited
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).

(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(d)	At June 30, 2013, the total market value of the Fund’s securities on loan was $1,727,240 and the total market value of the collateral held by the Fund was $2,313,753.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

156    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 16.3%
Abacus Property Group	93,579	$194,443
Australand Property Group(a)	155,953	496,776
BWP Trust	91,595	188,643
CFS Retail Property Trust(a)	758,809	1,389,152
Charter Hall Group	50,301	178,186
Charter Hall Retail REIT	65,495	228,413
Commonwealth Property Office Fund	581,868	585,874
Cromwell Property Group	286,144	255,374
Dexus Property Group	1,014,729	993,851
Federation Centres Ltd.	259,877	563,772
Goodman Group	231,723	1,035,086
GPT Group	379,240	1,333,008
Investa Office Fund	121,412	323,401
Lend Lease Group	103,537	791,351
Mirvac Group	561,775	825,324
Stockland	585,293	1,864,403
Westfield Group	391,637	4,101,069
Westfield Retail Trust	735,071	2,085,827

Total Australia		17,433,953

Belgium - 0.9%
Befimmo SCA Sicafi	6,475	409,253
Cofinimmo	5,081	554,847

Total Belgium		964,100

Brazil - 1.5%
Aliansce Shopping Centers S.A.	10,200	90,038
BR Malls Participacoes S.A.	40,100	362,689
BR Properties S.A.	31,843	273,881
Iguatemi Empresa de Shopping Centers S.A.	9,800	97,510
JHSF Participacoes S.A.	75,000	210,498
LPS Brasil Consultoria de Imoveis S.A.	9,600	78,658
Multiplan Empreendimentos Imobiliarios S.A.	13,900	325,878
Sao Carlos Empreendimentos e Participacoes S.A.	5,900	112,175

Total Brazil		1,551,327

Canada - 9.9%
Allied Properties Real Estate Investment Trust	8,838	268,169
Artis Real Estate Investment Trust	28,260	404,767
Boardwalk Real Estate Investment Trust	5,739	317,102
Brookfield Asset Management, Inc. Class A	42,430	1,520,313
Brookfield Canada Office Properties	13,600	336,342
Brookfield Office Properties, Inc.	69,949	1,159,683
Calloway Real Estate Investment Trust	24,149	588,531
Canadian Apartment Properties REIT	16,536	355,031
Canadian Real Estate Investment Trust	10,824	446,832
Chartwell Retirement Residences	34,093	317,032
Cominar Real Estate Investment Trust	29,032	573,512
Dundee Real Estate Investment Trust	23,805	736,523
First Capital Realty, Inc.(a)	32,003	541,498
Granite Real Estate, Inc.	8,551	293,747
H&R Real Estate Investment Trust(a)	47,118	984,389
Morguard Real Estate Investment Trust	12,700	196,227
Northern Property Real Estate Investment Trust	6,700	174,081
RioCan Real Estate Investment Trust	58,170	1,393,389

Total Canada		10,607,168

Chile - 0.2%
Parque Arauco S.A.	76,342	167,488

China - 1.0%
Guangzhou R&F Properties Co., Ltd. Class H	774,000	1,119,635

Finland - 0.3%
Sponda Oyj	61,519	289,475

France - 8.5%
Fonciere des Regions	15,643	1,172,025
Gecina S.A.	11,651	1,286,983
ICADE	11,640	959,863
Klepierre	37,072	1,459,133
Mercialys S.A.(a)	22,132	426,202
Unibail-Rodamco SE	16,115	3,749,526

Total France		9,053,732

Germany - 0.6%
Deutsche Euroshop AG	8,861	352,162
Deutsche Wohnen AG	5,823	98,738
Gsw Immobilien AG	4,145	160,154

Total Germany		611,054

Hong Kong - 25.5%
Champion Real Estate Investment Trust(a)	1,349,000	619,162
Cheung Kong Holdings Ltd.	253,238	3,434,687
China Overseas Grand Oceans Group Ltd.	78,300	99,940
China Overseas Land & Investment Ltd.	548,049	1,437,893
China South City Holdings Ltd.	864,000	193,823
Franshion Properties China Ltd.	842,000	281,161
Hang Lung Group Ltd.(a)	96,649	519,608
Hang Lung Properties Ltd.	443,283	1,545,934
Henderson Land Development Co., Ltd.	203,852	1,216,854
Hui Xian Real Estate Investment Trust	1,047,634	672,863
Hysan Development Co., Ltd.	113,115	490,736
Kowloon Development Co., Ltd.	283,398	369,029
Link REIT (The)	327,446	1,610,560
New World Development Co., Ltd.	809,682	1,121,144
Regal Real Estate Investment Trust	412,000	124,827
Shenzhen Investment Ltd.	774,000	294,378
Sino Land Co., Ltd.	869,735	1,224,481
Sino-Ocean Land Holdings Ltd.(a)	1,069,200	580,342
Sun Hung Kai Properties Ltd.	317,871	4,102,302
Swire Pacific Ltd. Class A	117,459	1,421,983
Swire Pacific Ltd. Class B	463,298	1,093,085
Swire Properties Ltd.	483,600	1,430,908
Wharf Holdings Ltd.	261,872	2,201,300
Wheelock & Co., Ltd.	130,231	653,140
Yuexiu Property Co., Ltd.	1,596,000	405,361
Yuexiu Real Estate Investment Trust	359,000	195,784

Total Hong Kong		27,341,285

Indonesia - 0.3%
PT Bumi Serpong Damai	297,224	53,905
PT Ciputra Development Tbk	555,317	75,534
PT Lippo Karawaci Tbk	454,000	69,529
PT Summarecon Agung Tbk	603,000	78,375

Total Indonesia		277,343

Israel - 0.6%
Azrieli Group	10,949	324,829

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    157

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2013

Investments	Shares	Value
Gazit-Globe Ltd.	26,218	$342,098

Total Israel		666,927

Italy - 0.1%
Beni Stabili SpA	244,984	151,005

Japan - 4.2%
Aeon Mall Co., Ltd.	7,800	192,929
Daito Trust Construction Co., Ltd.	10,800	1,016,560
Daiwa House Industry Co., Ltd.	43,000	801,258
Mitsubishi Estate Co., Ltd.	26,589	706,916
Mitsui Fudosan Co., Ltd.	26,308	772,542
Nomura Real Estate Holdings, Inc.	11,565	255,435
Sumitomo Real Estate Sales Co., Ltd.	2,100	116,485
Sumitomo Realty & Development Co., Ltd.	9,279	369,441
Tokyo Tatemono Co., Ltd.	12,000	99,784
Tokyu Land Corp.	16,168	148,114

Total Japan		4,479,464

Malaysia - 1.7%
CapitaMalls Malaysia Trust REIT	310,700	172,092
IGB Corp. Bhd	203,300	160,221
KLCC Property Holdings Bhd	154,947	333,483
Mah Sing Group Bhd	107,400	98,579
Pavilion Real Estate Investment Trust	494,300	236,238
SP Setia Bhd	359,500	381,176
Sunway Bhd	63,900	71,595
Sunway Real Estate Investment Trust	515,100	251,069
UOA Development Bhd	165,300	126,611

Total Malaysia		1,831,064

Mexico - 0.3%
Fibra Uno Administracion S.A. de CV	107,800	358,262

Netherlands - 1.9%
Corio N.V.	31,605	1,255,663
Eurocommercial Properties N.V.	11,699	428,836
Wereldhave N.V.	5,895	382,326

Total Netherlands		2,066,825

New Zealand - 0.1%
Goodman Property Trust	154,446	122,857

Philippines - 1.0%
Ayala Land, Inc.	553,500	389,500
Robinsons Land Corp.	377,300	177,296
SM Prime Holdings, Inc.	1,364,275	514,761

Total Philippines		1,081,557

Russia - 0.2%
LSR Group OJSC GDR	58,573	244,835

Singapore - 10.7%
Ascendas Real Estate Investment Trust	503,901	885,989
Ascott Residence Trust	172,000	174,943
CapitaCommercial Trust(a)	679,635	785,039
CapitaLand Ltd.	376,589	914,527
CapitaMall Trust	703,786	1,107,035
CapitaMalls Asia Ltd.	311,000	447,508
CDL Hospitality Trusts	264,432	354,439
City Developments Ltd.	32,103	270,837
Far East Hospitality Trust	143,000	108,803
Fortune Real Estate Investment Trust	533,000	488,584
Fragrance Group Ltd.	344,103	63,758
Frasers Centrepoint Trust	217,000	319,948
Global Logistic Properties Ltd.	148,000	320,902
GuocoLand Ltd.	151,000	242,876
Keppel Land Ltd.	231,168	610,591
Keppel REIT	594,000	606,505
Mapletree Commercial Trust	483,118	451,388
Mapletree Industrial Trust(a)	448,786	467,080
Mapletree Logistics Trust	714,187	619,416
Parkway Life Real Estate Investment Trust	63,000	117,228
Singapore Land Ltd.	51,000	360,695
Starhill Global REIT	260,000	173,224
Suntec Real Estate Investment Trust	602,828	748,604
UOL Group Ltd.	91,000	482,157
Wheelock Properties Singapore Ltd.	189,000	274,194
Wing Tai Holdings Ltd.	63,000	101,829

Total Singapore		11,498,099

South Africa - 2.9%
Capital Property Fund	358,028	383,735
Growthpoint Properties Ltd.	404,913	1,076,402
Hyprop Investments Ltd.(a)	47,866	376,093
Redefine Properties Ltd.	842,709	890,484
Resilient Property Income Fund Ltd.	69,485	376,151

Total South Africa		3,102,865

Sweden - 1.2%
Atrium Ljungberg AB Class B	9,411	118,519
Castellum AB	33,687	454,188
Fabege AB	34,111	333,304
Hufvudstaden AB Class A	29,797	354,061

Total Sweden		1,260,072

Switzerland - 1.4%
Allreal Holding AG*	2,007	281,699
PSP Swiss Property AG*	5,498	475,333
Swiss Prime Site AG	10,214	749,736

Total Switzerland		1,506,768

Taiwan - 1.1%
Cathay Real Estate Development Co., Ltd.	234,000	148,734
Farglory Land Development Co., Ltd.	302,000	554,202
Highwealth Construction Corp.	169,800	356,925
Ruentex Development Co., Ltd.	90,000	163,058

Total Taiwan		1,222,919

Thailand - 1.5%
Bangkokland PCL NVDR	1,004,700	49,563
Central Pattana PCL NVDR	187,100	271,466
Hemaraj Land And Development NVDR PCL	1,441,900	160,857
Land and Houses PCL NVDR	948,952	345,741
LPN Development PCL	221,500	172,115
Pruksa Real Estate PCL	196,100	143,526
Quality Houses PCL NVDR	1,383,400	138,273
Sansiri PCL	1,725,500	173,579
Supalai PCL	286,600	163,560

Total Thailand		1,618,680

Turkey - 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	252,355	355,752
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	38,472	69,588

Total Turkey		425,340

United Kingdom - 5.3%
British Land Co. PLC	156,846	1,347,638
Capital Shopping Centres Group PLC	170,754	809,580

See Notes to Schedule of Investments.

158    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2013

Investments	Shares	Value
Derwent London PLC	8,894	$310,259
Great Portland Estates PLC	27,216	219,395
Hammerson PLC	104,588	772,997
Land Securities Group PLC	103,397	1,386,309
Londonmetric Property PLC	91,643	144,138
Segro PLC	163,913	694,111

Total United Kingdom		5,684,427

TOTAL COMMON STOCKS (Cost: $98,147,318)		106,738,526

RIGHTS - 0.0%

Hong Kong - 0.0%
New World Development Co., Ltd., expiring 8/29/13*† (Cost: $0)	12,196	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
Dreyfus Institutional Preferred Money Market Fund 0.07%(b) (Cost: $4,812,887)(c)	4,812,887	4,812,887

TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost: $102,960,205)(d)		111,551,413
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.1)%		(4,374,518)

NET ASSETS - 100.0%		$107,176,895

GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $4,554,736 and the total market value of the collateral held by the Fund was $4,812,887.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    159

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 98.0%

China - 98.0%

Aerospace & Defense - 0.3%
AviChina Industry & Technology Co., Ltd. Class H	124,000	$64,107

Airlines - 0.4%
Air China Ltd. Class H	146,000	105,034

Auto Components - 0.7%
Minth Group Ltd.	110,000	171,034

Automobiles - 5.7%
Dongfeng Motor Group Co., Ltd. Class H	298,000	398,033
Great Wall Motor Co., Ltd. Class H	120,000	517,511
Guangzhou Automobile Group Co., Ltd. Class H	548,000	517,878

Total Automobiles		1,433,422

Beverages - 0.6%
Tsingtao Brewery Co., Ltd. Class H*	22,000	157,419

Chemicals - 1.0%
China Bluechemical Ltd. Class H	396,000	242,000

Communications Equipment - 1.2%
AAC Technologies Holdings, Inc.	54,000	304,937

Computers & Peripherals - 2.3%
Lenovo Group Ltd.	636,000	576,441

Construction & Engineering - 3.8%
China Communications Construction Co., Ltd. Class H*	816,000	638,589
China Railway Group Ltd. Class H	386,000	178,161
China State Construction International Holdings Ltd.	102,000	158,858

Total Construction & Engineering		975,608

Construction Materials - 3.8%
Anhui Conch Cement Co., Ltd. Class H	113,000	305,943
China National Building Material Co., Ltd. Class H(a)	424,000	379,921
China Shanshui Cement Group Ltd.	602,000	270,872

Total Construction Materials		956,736

Diversified Telecommunication Services - 5.4%
China Communications Services Corp., Ltd. Class H	382,000	241,325
China Telecom Corp., Ltd. Class H	1,476,000	704,094
China Unicom Hong Kong Ltd.	314,000	416,975

Total Diversified Telecommunication Services		1,362,394

Electrical Equipment - 1.3%
Shanghai Electric Group Co., Ltd. Class H	492,000	164,923
Zhuzhou CSR Times Electric Co., Ltd. Class H	64,000	161,231

Total Electrical Equipment		326,154

Energy Equipment & Services - 1.0%
China Oilfield Services Ltd. Class H	130,000	254,424

Food & Staples Retailing - 1.6%
China Resources Enterprise Ltd.	68,000	213,915
Sun Art Retail Group Ltd.	89,000	128,744
Wumart Stores, Inc. Class H	36,000	66,371

Total Food & Staples Retailing		409,030

Food Products - 5.9%
China Agri-Industries Holdings Ltd.	233,000	102,136
Tingyi Cayman Islands Holding Corp.	112,000	291,684
Uni-President China Holdings Ltd.	37,000	37,590
Want Want China Holdings Ltd.	761,000	1,071,396

Total Food Products		1,502,806

Gas Utilities - 1.1%
China Gas Holdings Ltd.	36,000	36,806
China Resources Gas Group Ltd.	22,000	56,728
Enn Energy Holdings Ltd.	34,000	181,258

Total Gas Utilities		274,792

Health Care Equipment & Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	88,000	96,210

Health Care Providers & Services - 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	58,200	109,101
Sinopharm Group Co., Ltd. Class H	65,200	163,749

Total Health Care Providers & Services		272,850

Household Durables - 0.1%
Haier Electronics Group Co., Ltd.	24,000	38,245

Independent Power Producers & Energy Traders - 5.0%
China Longyuan Power Group Corp. Class H	163,000	168,961
China Resources Power Holdings Co., Ltd.	256,000	609,936
Datang International Power Generation Co., Ltd. Class H*	840,000	340,057
Huaneng Power International, Inc. Class H	150,000	148,523

Total Independent Power Producers & Energy Traders		1,267,477

Industrial Conglomerates - 3.2%
Beijing Enterprises Holdings Ltd.	24,500	176,414
Citic Pacific Ltd.(a)	381,000	408,687
Shanghai Industrial Holdings Ltd.	77,000	238,753

Total Industrial Conglomerates		823,854

Internet Software & Services - 2.8%
Tencent Holdings Ltd.	18,300	717,716

Machinery - 1.0%
CSR Corp., Ltd. Class H	253,000	148,740
Weichai Power Co., Ltd. Class H	34,000	100,382

Total Machinery		249,122

Metals & Mining - 4.2%
Fosun International Ltd.	205,500	150,753
Jiangxi Copper Co., Ltd. Class H	321,000	543,805
Zijin Mining Group Co., Ltd. Class H(a)	2,102,000	371,275

Total Metals & Mining		1,065,833

Multiline Retail - 0.7%
Intime Department Store Group Co., Ltd.	193,000	188,363

Oil, Gas & Consumable Fuels - 23.1%
China Coal Energy Co., Ltd. Class H(a)	780,000	408,285
China Petroleum & Chemical Corp. Class H	1,750,000	1,231,894
China Shenhua Energy Co., Ltd. Class H	436,500	1,114,274
CNOOC Ltd.	733,000	1,243,662
Kunlun Energy Co., Ltd.	162,000	287,393
PetroChina Co., Ltd. Class H	1,168,000	1,242,337

See Notes to Schedule of Investments.

160    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

June 30, 2013

Investments	Shares	Value
Yanzhou Coal Mining Co., Ltd. Class H(a)	444,000	$318,273

Total Oil, Gas & Consumable Fuels		5,846,118

Personal Products - 3.6%
Hengan International Group Co., Ltd.	83,000	904,227

Pharmaceuticals - 0.8%
China Medical System Holdings Ltd.	63,000	56,207
Sihuan Pharmaceutical Holdings Group Ltd.	237,000	155,834

Total Pharmaceuticals		212,041

Software - 0.3%
Kingsoft Corp., Ltd.	45,000	74,378

Textiles, Apparel & Luxury Goods - 0.4%
Shenzhou International Group Holdings Ltd.	36,000	103,502

Transportation Infrastructure - 4.9%
Beijing Capital International Airport Co., Ltd. Class H	164,000	106,988
China Merchants Holdings International Co., Ltd.	174,000	541,763
Jiangsu Expressway Co., Ltd. Class H	300,000	309,424
Zhejiang Expressway Co., Ltd. Class H	340,000	277,038

Total Transportation Infrastructure		1,235,213

Water Utilities - 1.2%
Guangdong Investment Ltd.	350,000	303,235

Wireless Telecommunication Services - 9.1%
China Mobile Ltd.	220,500	2,302,694

TOTAL COMMON STOCKS (Cost: $27,955,033)		24,817,416

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%

United States - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.07%(b) (Cost: $1,458,083)(c)	1,458,083	1,458,083

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $29,413,116)(d)		26,275,499
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.8)%		(955,513)

NET ASSETS - 100.0%		$25,319,986

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.
(c)	At June 30, 2013, the total market value of the Fund’s securities on loan was $1,346,602 and the total market value of the collateral held by the Fund was $1,458,083.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    161

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

United Kingdom - 99.6%

Aerospace/Defense - 1.9%
BAE Systems PLC	5,864	$34,064
BBA Aviation PLC	564	2,396
Cobham PLC	1,329	5,283
Meggitt PLC	608	4,772
Ultra Electronics Holdings PLC	58	1,507

Total Aerospace/Defense		48,022

Agriculture - 7.2%
British American Tobacco PLC	2,417	123,448
Genus PLC	24	498
Imperial Tobacco Group PLC	1,656	57,266

Total Agriculture		181,212

Airlines - 0.2%
easyJet PLC	234	4,600

Apparel - 0.3%
Burberry Group PLC	308	6,311

Auto Parts & Equipment - 0.3%
GKN PLC	1,438	6,571

Banks - 9.4%
Barclays PLC	9,884	41,743
HSBC Holdings PLC	11,546	119,431
Standard Chartered PLC	3,374	73,024

Total Banks		234,198

Beverages - 4.7%
Britvic PLC	302	2,350
Diageo PLC	2,181	62,189
SABMiller PLC	1,099	52,547

Total Beverages		117,086

Biotechnology - 0.0%
Abcam PLC	108	743

Chemicals - 0.7%
Croda International PLC	129	4,846
Elementis PLC	334	1,112
Essentra PLC	144	1,532
Johnson Matthey PLC	167	6,657
Synthomer PLC	328	955
Victrex PLC	72	1,686

Total Chemicals		16,788

Commercial Services - 1.5%
Aggreko PLC	136	3,387
Ashtead Group PLC	112	1,096
Berendsen PLC	200	2,258
Bunzl PLC	276	5,358
G4S PLC	1,980	6,919
Hays PLC	1,416	1,910
Homeserve PLC	458	1,945
Intertek Group PLC	74	3,281
ITE Group PLC	198	896
Michael Page International PLC	282	1,587
Qinetiq Group PLC	386	1,056
Rentokil Initial PLC	1,464	1,984
Savills PLC	76	658
Serco Group PLC	288	2,693
WS Atkins PLC	114	1,743

Total Commercial Services		36,771

Computers - 0.1%
Computacenter PLC	188	1,275
Domino Printing Sciences PLC	124	1,173

Total Computers		2,448

Cosmetics/Personal Care - 0.1%
PZ Cussons PLC	276	1,448

Distribution/Wholesale - 0.2%
Inchcape PLC	442	3,358
SIG PLC	366	940

Total Distribution/Wholesale		4,298

Diversified Financial Services - 2.7%
Aberdeen Asset Management PLC	1,436	8,337
ICAP PLC	1,508	8,314
IG Group Holdings PLC	498	4,381
Investec PLC	910	5,710
Man Group PLC	11,207	14,142
Old Mutual PLC	6,870	18,829
Schroders PLC	167	5,529
Schroders PLC NVDR	50	1,303

Total Diversified Financial Services		66,545

Electronics - 0.5%
Electrocomponents PLC	728	2,687
Halma PLC	258	1,970
Oxford Instruments PLC	14	257
Premier Farnell PLC	658	2,016
Renishaw PLC	60	1,407
Rotork PLC	48	1,944
Spectris PLC	78	2,260

Total Electronics		12,541

Engineering & Construction - 0.4%
Balfour Beatty PLC	1,616	5,843
Carillion PLC	986	4,134

Total Engineering & Construction		9,977

Entertainment - 0.2%
Betfair Group PLC	48	621
Ladbrokes PLC	1,386	4,202

Total Entertainment		4,823

Food - 5.7%
Associated British Foods PLC	494	13,000
Tate & Lyle PLC	542	6,778
Tesco PLC	12,840	64,538
Unilever PLC	1,467	59,229

Total Food		143,545

Food Service - 0.9%
Compass Group PLC	1,760	22,423

Forest Products & Paper - 0.3%
DS Smith PLC	874	3,279
Mondi PLC	378	4,690

Total Forest Products & Paper		7,969

Gas - 5.2%
Centrica PLC	8,539	46,650
National Grid PLC	7,347	83,128

Total Gas		129,778

Healthcare-Products - 0.3%
Smith & Nephew PLC	761	8,483

See Notes to Schedule of Investments.

162    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

June 30, 2013

Investments	Shares	Value
Home Furnishings - 0.0%
Pace PLC	132	$484

Household Products/Wares - 2.2%
Reckitt Benckiser Group PLC	764	53,859

Insurance - 5.0%
Amlin PLC	1,159	6,914
Aviva PLC	6,091	31,373
Direct Line Insurance Group PLC	2,085	7,368
Jardine Lloyd Thompson Group PLC	214	2,954
Prudential PLC	2,605	42,473
RSA Insurance Group PLC	8,112	14,641
Standard Life PLC	3,506	18,383

Total Insurance		124,106

Iron/Steel - 0.0%
Ferrexpo PLC	534	1,078

Leisure Time - 0.6%
Carnival PLC	239	8,301
TUI Travel PLC	1,410	7,632

Total Leisure Time		15,933

Lodging - 0.4%
InterContinental Hotels Group PLC	239	6,554
Millennium & Copthorne Hotels PLC	280	2,382

Total Lodging		8,936

Machinery-Diversified - 0.3%
Spirax-Sarco Engineering PLC	54	2,201
Weir Group PLC (The)	128	4,176

Total Machinery-Diversified		6,377

Media - 1.6%
Daily Mail and General Trust PLC Class A N.V.	304	3,548
Euromoney Institutional Investor PLC	92	1,428
Pearson PLC	1,155	20,513
Reed Elsevier PLC	1,384	15,680

Total Media		41,169

Metal Fabricate/Hardware - 0.0%
Bodycote PLC	158	1,256

Mining - 9.4%
Anglo American PLC	2,065	39,651
Antofagasta PLC	532	6,415
BHP Billiton PLC	3,267	83,344
Fresnillo PLC	982	13,136
Hochschild Mining PLC	232	546
Kazakhmys PLC	458	1,797
Rio Tinto PLC	2,008	81,712
Vedanta Resources PLC	467	7,225

Total Mining		233,826

Miscellaneous Manufacturing - 1.1%
Alent PLC	158	786
Fenner PLC	212	987
IMI PLC	304	5,718
Invensys PLC	314	1,965
Melrose Industries PLC	1,471	5,562
Morgan Advanced Materials PLC	364	1,435
Senior PLC	266	1,010
Smiths Group PLC	439	8,709
Vesuvius PLC	450	2,509

Total Miscellaneous Manufacturing		28,681

Oil & Gas - 16.8%
BG Group PLC	1,768	29,993
BP PLC	18,520	127,877
Premier Oil PLC	262	1,324
Royal Dutch Shell PLC Class A	3,996	127,275
Royal Dutch Shell PLC Class B	3,873	127,822
Tullow Oil PLC	395	5,997

Total Oil & Gas		420,288

Oil & Gas Services - 0.4%
AMEC PLC	418	6,372
Hunting PLC	120	1,332
John Wood Group PLC	184	2,259

Total Oil & Gas Services		9,963

Packaging & Containers - 0.3%
Rexam PLC	947	6,858
RPC Group PLC	200	1,241

Total Packaging & Containers		8,099

Pharmaceuticals - 10.0%
AstraZeneca PLC	2,583	122,034
GlaxoSmithKline PLC	5,061	126,501
Hikma Pharmaceuticals PLC	72	1,039

Total Pharmaceuticals		249,574

Real Estate Investment Trusts (REITs) - 0.2%
Hammerson PLC	838	6,193

Retail - 0.5%
Kingfisher PLC	2,409	12,532

Semiconductors - 0.2%
ARM Holdings PLC	260	3,135
CSR PLC	90	736

Total Semiconductors		3,871

Software - 0.4%
Aveva Group PLC*	24	821
Fidessa Group PLC	26	760
Micro Focus International PLC	178	1,917
Sage Group PLC (The)	1,390	7,172

Total Software		10,670

Telecommunications - 7.3%
BT Group PLC	8,081	37,897
Cable & Wireless Communications PLC	5,622	3,492
Inmarsat PLC	737	7,528
Spirent Communications PLC	358	764
Telecity Group PLC	54	831
Vodafone Group PLC	46,441	132,316

Total Telecommunications		182,828

Transportation - 0.1%
National Express Group PLC	798	2,717

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $2,496,483)(a)		2,489,020
Cash and Other Assets in Excess of Liabilities - 0.4%		9,811

NET ASSETS - 100.0%		$2,498,831

NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    163

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2013

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%

Advertising - 0.6%
Asatsu-DK, Inc.	100	$2,325
Moshi Moshi Hotline, Inc.	1,000	12,463

Total Advertising		14,788

Agriculture - 0.3%
Hokuto Corp.	300	5,216
Sakata Seed Corp.	200	2,772

Total Agriculture		7,988

Apparel - 1.7%
Gunze Ltd.	2,000	4,832
Japan Wool Textile Co., Ltd. (The)	1,000	7,117
Nagaileben Co., Ltd.	200	3,332
Onward Holdings Co., Ltd.	2,000	16,530
Sanyo Shokai Ltd.	1,000	2,497
Wacoal Holdings Corp.	1,000	9,977

Total Apparel		44,285

Auto Manufacturers - 0.1%
Kyokuto Kaihatsu Kogyo Co., Ltd.	212	2,106

Auto Parts & Equipment - 4.6%
Aisan Industry Co., Ltd.	200	1,973
Akebono Brake Industry Co., Ltd.	900	4,231
Calsonic Kansei Corp.	1,000	4,178
EXEDY Corp.	300	7,538
FCC Co., Ltd.	200	4,719
G-TEKT Corp.	106	2,668
H-One Co., Ltd.	106	1,031
Keihin Corp.	500	7,621
KYB Co., Ltd.	1,000	5,003
Musashi Seimitsu Industry Co., Ltd.	200	4,814
Nidec Tosok Corp.	200	1,716
Nifco, Inc.	400	8,460
Nissin Kogyo Co., Ltd.	500	9,050
Pacific Industrial Co., Ltd.	200	1,571
Press Kogyo Co., Ltd.	1,000	4,258
Riken Corp.	1,000	3,987
Sanden Corp.	1,000	3,936
Sanoh Industrial Co., Ltd.	300	2,153
Showa Corp.	500	6,433
Taiho Kogyo Co., Ltd.	200	2,613
Takata Corp.	400	8,621
Tokai Rika Co., Ltd.	500	9,966
Topre Corp.	300	2,588
Toyo Tire & Rubber Co., Ltd.	1,000	5,255
TPR Co., Ltd.	200	3,145
Unipres Corp.	200	3,580

Total Auto Parts & Equipment		121,108

Banks - 9.6%
77 Bank Ltd. (The)	2,000	9,483
Akita Bank Ltd. (The)	1,000	2,477
Aomori Bank Ltd. (The)	2,000	4,993
Awa Bank Ltd. (The)	1,000	5,577
Bank of Iwate, Ltd. (The)	100	3,856
Bank of Nagoya Ltd. (The)	1,000	3,916
Bank of Okinawa, Ltd. (The)	200	8,396
Bank of Saga Ltd. (The)	1,000	2,044
Bank of the Ryukyus Ltd.	300	3,766
Chukyo Bank Ltd. (The)	1,000	1,852
Daisan Bank Ltd. (The)	2,000	3,221
Daishi Bank Ltd. (The)	3,000	9,876
Ehime Bank Ltd. (The)	1,000	2,456
Eighteenth Bank Ltd. (The)	1,000	2,315
FIDEA Holdings Co., Ltd.	1,200	2,621
Fukui Bank Ltd. (The)	2,000	4,268
Higashi-Nippon Bank Ltd. (The)	2,000	4,128
Higo Bank Ltd. (The)	1,000	5,899
Hokkoku Bank Ltd. (The)	2,000	6,926
Hokuetsu Bank Ltd. (The)	2,000	3,987
Hyakugo Bank Ltd. (The)	2,000	8,295
Hyakujushi Bank Ltd. (The)	2,000	6,523
Juroku Bank Ltd. (The)	2,000	7,289
Kagoshima Bank Ltd. (The)	1,000	6,352
Kansai Urban Banking Corp.*	7,000	7,540
Keiyo Bank Ltd. (The)	2,000	10,067
Kiyo Holdings, Inc.	6,000	7,852
Michinoku Bank Ltd. (The)	1,000	1,933
Mie Bank Ltd. (The)	2,000	4,148
Miyazaki Bank Ltd. (The)	1,000	3,000
Musashino Bank Ltd. (The)	200	6,584
Nagano Bank Ltd. (The)	1,000	1,862
Nishi-Nippon City Bank Ltd. (The)	6,000	15,644
North Pacific Bank Ltd.	600	2,205
Ogaki Kyoritsu Bank Ltd. (The)	3,000	8,728
Oita Bank Ltd. (The)	1,000	3,171
San-In Godo Bank Ltd. (The)	1,000	7,409
Senshu Ikeda Holdings, Inc.	2,300	11,924
Shiga Bank Ltd. (The)	1,000	5,124
Shikoku Bank Ltd. (The)	1,000	2,366
Tochigi Bank Ltd. (The)	1,000	3,443
Toho Bank Ltd. (The)	2,000	6,121
Tokyo Tomin Bank, Ltd. (The)	200	2,364
TOMATO BANK, Ltd.	1,000	1,802
TOMONY Holdings, Inc.	1,100	4,274
Towa Bank, Ltd. (The)	2,000	1,812
Yachiyo Bank, Ltd. (The)	100	3,020
Yamagata Bank Ltd. (The)	1,000	4,188
Yamanashi Chuo Bank, Ltd. (The)	1,000	4,218

Total Banks		251,315

Beverages - 1.7%
Coca-Cola West Co., Ltd.	800	14,174
Ito En Ltd.	600	13,868
Kagome Co., Ltd.	500	8,552
Sapporo Holdings Ltd.	2,000	7,329

Total Beverages		43,923

Biotechnology - 0.1%
EIKEN CHEMICAL Co., Ltd.	100	1,586

Building Materials - 2.7%
Asahi Organic Chemicals Industry Co., Ltd.	1,000	2,184
Central Glass Co., Ltd.	2,000	6,282
Cleanup Corp.	300	2,374
Daiken Corp.	1,000	2,678
ENDO Lighting Corp.	106	2,850
Fujitec Co., Ltd.	1,000	10,006
Mitani Corp.	100	1,690
NICHIAS Corp.	1,000	6,292
Nichiha Corp.	200	2,974
Noritz Corp.	300	5,201
Okabe Co., Ltd.	300	2,899
Sankyo Tateyama, Inc.	100	2,528

See Notes to Schedule of Investments.

164    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2013

Investments	Shares	Value
Sanwa Holdings Corp.	1,000	$5,386
Sumitomo Osaka Cement Co., Ltd.	2,000	6,362
Takara Standard Co., Ltd.	1,000	6,916
Takiron Co., Ltd.	1,000	4,218

Total Building Materials		70,840

Chemicals - 6.4%
ADEKA Corp.	800	8,199
Aica Kogyo Co., Ltd.	500	10,017
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,000	4,359
DAISO Co., Ltd.	1,064	3,128
Denki Kagaku Kogyo K.K.	5,000	18,120
Earth Chemical Co., Ltd.	200	6,775
Fujimi, Inc.	400	4,417
Konishi Co., Ltd.	100	1,875
Kureha Corp.	1,000	3,171
Lintec Corp.	500	9,015
Nippon Carbon Co., Ltd.	1,000	1,752
Nippon Shokubai Co., Ltd.	1,000	10,218
Nippon Soda Co., Ltd.	1,000	4,983
NOF Corp.	1,000	5,607
Sakai Chemical Industry Co., Ltd.	1,000	2,668
Sanyo Chemical Industries Ltd.	1,000	6,241
Sumitomo Bakelite Co., Ltd.	2,000	7,470
Taiyo Holdings Co., Ltd.	200	6,463
Toagosei Co., Ltd.	2,000	8,033
Tokai Carbon Co., Ltd.	2,000	5,295
Tokuyama Corp.	1,000	3,181
Tosoh Corp.	3,000	10,389
Toyo Ink SC Holdings Co., Ltd.	2,000	9,866
Ube Industries, Ltd.	8,000	14,819
Ube Material Industries, Ltd.	1,000	2,537

Total Chemicals		168,598

Coal - 0.1%
Mitsui Matsushima Co., Ltd.	1,064	1,435

Commercial Services - 2.2%
Aeon Delight Co., Ltd.	500	9,055
Kyodo Printing Co., Ltd.	1,000	2,789
Kyoritsu Maintenance Co., Ltd.	100	3,518
Meiko Network Japan Co., Ltd.	200	2,620
Meitec Corp.	500	11,602
Nichii Gakkan Co.	500	4,324
Nissin Corp.	1,000	2,698
Riso Kyoiku Co., Ltd.	50	4,389
Temp Holdings Co., Ltd.	200	4,560
TKC Corp.	200	3,624
Toppan Forms Co., Ltd.	1,000	8,658

Total Commercial Services		57,837

Computers - 1.8%
DTS Corp.	200	2,905
Ines Corp.	500	3,262
Information Services International-Dentsu Ltd.	200	2,269
Melco Holdings, Inc.	200	2,674
NEC Fielding Ltd.	600	7,309
NEC Networks & System Integration Corp.	300	6,795
NET One Systems Co., Ltd.	1,200	9,254
NS Solutions Corp.	500	9,327
Roland DG Corp.	100	2,435
SRA Holdings, Inc.	200	2,126

Total Computers		48,356

Cosmetics/Personal Care - 1.9%
Fancl Corp.	600	7,188
Kose Corp.	300	8,293
Lion Corp.	2,000	11,577
Mandom Corp.	100	3,322
Noevir Holdings Co., Ltd.	300	4,678
Pigeon Corp.	100	7,953
Pola Orbis Holdings, Inc.	212	7,160

Total Cosmetics/Personal Care		50,171

Distribution/Wholesale - 3.5%
ADVAN Co., Ltd.	200	2,597
Ai Holdings Corp.	400	3,519
Chori Co., Ltd.	200	2,030
Daiwabo Holdings Co., Ltd.	1,000	1,560
Doshisha Co., Ltd.	200	2,847
Elematec Corp.	100	1,253
F&A Aqua Holdings, Inc.	100	1,476
Fuji Electronics Co., Ltd.	200	2,583
Hakuto Co., Ltd.	300	2,773
Happinet Corp.	200	1,480
Inabata & Co., Ltd.	700	5,750
Itochu Enex Co., Ltd.	1,200	6,161
Iwatani Corp.	1,000	3,513
Kamei Corp.	200	1,528
Kanematsu Electronics Ltd.	319	4,107
Matsuda Sangyo Co., Ltd.	200	2,497
Nagase & Co., Ltd.	900	11,461
Nippon Gas Co., Ltd.	200	2,259
Paltac Corp.	638	8,452
San-Ai Oil Co., Ltd.	1,000	3,695
Sankyo Seiko Co., Ltd.	700	2,452
Sinanen Co., Ltd.	1,000	3,695
Tomen Electronics Corp.	200	2,358
Trusco Nakayama Corp.	200	3,975
Yamazen Corp.	700	4,404
Yuasa Trading Co., Ltd.	2,000	3,483

Total Distribution/Wholesale		91,908

Diversified Financial Services - 1.4%
GCA Savvian Corp.	300	2,697
Ichinen Holdings Co., Ltd.	200	1,369
Ichiyoshi Securities Co., Ltd.	400	4,735
Marusan Securities Co., Ltd.	500	3,050
Mito Securities Co., Ltd.	1,000	4,198
Pocket Card Co., Ltd.	300	1,897
Tokai Tokyo Financial Holdings, Inc.	2,200	14,972
Toyo Securities Co., Ltd.	1,000	3,020

Total Diversified Financial Services		35,938

Electric - 0.1%
Okinawa Electric Power Co., Inc. (The)	100	3,785

Electrical Components & Equipment - 1.5%
Fujikura Ltd.	1,000	3,544
Funai Electric Co., Ltd.	400	3,926
Furukawa Electric Co., Ltd.	2,000	4,631
GS Yuasa Corp.	2,000	8,295
Hi-Lex Corp.	212	4,140
Nippon Signal Co., Ltd. (The)	300	2,211
Takaoka Toko Holdings Co., Ltd.	106	1,654
Tatsuta Electric Wire and Cable Co., Ltd.	200	1,882
Ushio, Inc.	700	9,217

Total Electrical Components & Equipment		39,500

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    165

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2013

Investments	Shares	Value
Electronics - 4.2%
ANRITSU Corp.	700	$8,280
Azbil Corp.	700	15,003
Eizo Corp.	200	4,295
HORIBA Ltd.	200	7,299
Hosiden Corp.	300	1,670
IDEC Corp.	300	2,887
Inaba Denki Sangyo Co., Ltd.	400	10,284
Kaga Electronics Co., Ltd.	300	2,362
KOA Corp.	300	2,579
Kuroda Electric Co., Ltd.	200	2,660
MACNICA, Inc.	100	2,265
Minebea Co., Ltd.	2,000	7,288
Nichicon Corp.	400	3,833
Nidec Copal Corp.	400	3,395
Nippon Ceramic Co., Ltd.	212	2,783
Nitto Kogyo Corp.	300	5,490
OPTEX Co., Ltd.	100	1,610
Panasonic Industrial Devices SUNX Co., Ltd.	319	1,285
Ryosan Co., Ltd.	300	5,276
Sanshin Electronics Co., Ltd.	300	1,818
SIIX Corp.	200	2,392
Sodick Co., Ltd.	500	2,421
Star Micronics Co., Ltd.	500	5,401
Taiyo Yuden Co., Ltd.	200	3,042
Tokyo Seimitsu Co., Ltd.	100	2,224
UKC Holdings Corp.	100	1,668

Total Electronics		109,510

Engineering & Construction - 3.5%
Asunaro Aoki Construction Co., Ltd.	500	2,738
COMSYS Holdings Corp.	700	8,928
Japan Airport Terminal Co., Ltd.	200	3,169
Kandenko Co., Ltd.	2,000	8,537
KINDEN Corp.	1,000	8,577
Kitano Construction Corp.	1,000	2,134
Kyowa Exeo Corp.	700	7,864
Maeda Corp.	1,000	4,943
Nippon Koei Co., Ltd.	1,000	3,735
Nishimatsu Construction Co., Ltd.	1,000	2,205
Okumura Corp.	2,000	7,651
Penta-Ocean Construction Co., Ltd.	500	1,117
Shinko Plantech Co., Ltd.	600	4,512
Sumitomo Densetsu Co., Ltd.	100	1,434
Taikisha Ltd.	200	4,913
Takasago Thermal Engineering Co., Ltd.	800	6,749
Toda Corp.	2,000	5,537
Totetsu Kogyo Co., Ltd.	100	1,791
Toyo Engineering Corp.	1,000	4,299

Total Engineering & Construction		90,833

Entertainment - 1.4%
Aeon Fantasy Co., Ltd.	100	1,836
Avex Group Holdings, Inc.	300	9,438
Mars Engineering Corp.	200	3,815
Toei Co., Ltd.	1,000	6,423
Tokyotokeiba Co., Ltd.	1,000	3,413
Universal Entertainment Corp.	700	12,339

Total Entertainment		37,264

Environmental Control - 0.6%
Asahi Holdings, Inc.	500	7,540
Daiseki Co., Ltd.	200	3,495
Hitachi Zosen Corp.	3,500	4,933

Total Environmental Control		15,968

Food - 4.9%
Ariake Japan Co., Ltd.	200	4,868
Belc Co., Ltd.	100	1,764
Ezaki Glico Co., Ltd.	1,000	9,513
Fuji Oil Co., Ltd.	500	8,637
Itoham Foods, Inc.	1,000	4,409
J-Oil Mills, Inc.	1,000	3,101
Kasumi Co., Ltd.	500	3,161
Kato Sangyo Co., Ltd.	300	6,255
Kyokuyo Co., Ltd.	1,000	2,567
Marudai Food Co., Ltd.	1,000	3,221
Maruha Nichiro Holdings, Inc.	2,000	4,007
Mitsubishi Shokuhin Co., Ltd.	400	9,954
Mitsui Sugar Co., Ltd.	1,000	3,171
Morinaga & Co., Ltd.	2,000	4,027
Morinaga Milk Industry Co., Ltd.	2,000	5,839
Nichirei Corp.	2,000	10,349
Nippon Beet Sugar Manufacturing Co., Ltd.	1,000	1,802
Nippon Flour Mills Co., Ltd.	1,000	5,034
Nisshin Oillio Group Ltd. (The)	1,000	3,654
Rock Field Co., Ltd.	100	1,890
SAN-A Co., Ltd.	100	4,837
Showa Sangyo Co., Ltd.	1,000	3,081
Starzen Co., Ltd.	1,000	2,617
UNY Group Holdings Co., Ltd.	2,400	16,139
Yokohama Reito Co., Ltd.	500	3,971
Yonekyu Corp.	200	1,577

Total Food		129,445

Forest Products & Paper - 0.7%
Daio Paper Corp.	1,000	5,688
Hokuetsu Kishu Paper Co., Ltd.	1,500	6,387
Pack Corp. (The)	100	1,641
Tokushu Tokai Paper Co., Ltd.	1,000	1,993
Tomoku Co., Ltd.	1,000	3,101

Total Forest Products & Paper		18,810

Gas - 0.4%
Hokkaido Gas Co., Ltd.	1,000	2,567
Saibu Gas Co., Ltd.	2,000	4,812
Shizuoka Gas Co., Ltd.	500	3,564

Total Gas		10,943

Hand/Machine Tools - 1.3%
Asahi Diamond Industrial Co., Ltd.	500	4,726
Hitachi Koki Co., Ltd.	1,200	9,580
Meidensha Corp.	1,000	3,392
MORI SEIKI Co., Ltd.	600	6,735
OSG Corp.	500	7,480
Union Tool Co.	100	1,786

Total Hand/Machine Tools		33,699

Healthcare-Products - 0.9%
Hogy Medical Co., Ltd.	100	5,708
MANI, Inc.	100	3,438
Nihon Kohden Corp.	200	7,631
Paramount Bed Holdings Co., Ltd.	106	3,479
Topcon Corp.	200	2,025

Total Healthcare-Products		22,281

Healthcare-Services - 0.4%
Ain Pharmaciez, Inc.	106	4,562

See Notes to Schedule of Investments.

166    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2013

Investments	Shares	Value
BML, Inc.	100	$2,533
CMIC Holdings Co., Ltd.	100	2,048

Total Healthcare-Services		9,143

Home Builders - 0.8%
Hajime Construction Co., Ltd.	106	5,890
Misawa Homes Co., Ltd.	100	1,855
PanaHome Corp.	1,000	6,443
Takamatsu Construction Group Co., Ltd.	200	3,159
Token Corp.	80	4,422

Total Home Builders		21,769

Home Furnishings - 0.7%
Canon Electronics, Inc.	500	9,131
Corona Corp.	200	2,197
Foster Electric Co., Ltd.	100	1,640
France Bed Holdings Co., Ltd.	2,000	3,825
JVCKENWOOD Corp.	900	2,120

Total Home Furnishings		18,913

Household Products/Wares - 0.2%
KOKUYO Co., Ltd.	900	6,243

Housewares - 0.1%
Noritake Co., Ltd.	1,000	2,597

Internet - 1.4%
CyberAgent, Inc.	3	5,738
GMO Internet, Inc.	500	4,782
Gurunavi, Inc.	200	2,015
Internet Initiative Japan, Inc.	100	3,841
Macromill, Inc.	425	2,511
Monex Group, Inc.	12	4,331
OPT, Inc.	212	1,761
Proto Corp.	212	2,736
Start Today Co., Ltd.	400	7,812

Total Internet		35,527

Iron/Steel - 0.8%
Aichi Steel Corp.	1,000	4,419
Kurimoto, Ltd.	1,000	2,537
Kyoei Steel Ltd.	200	2,948
Nisshin Steel Holdings Co., Ltd.	212	1,641
Topy Industries Ltd.	1,000	1,963
Toyo Kohan Co., Ltd.	1,000	3,362
Yodogawa Steel Works Ltd.	1,000	3,977

Total Iron/Steel		20,847

Leisure Time - 1.4%
Daiichikosho Co., Ltd.	500	13,676
Daikoku Denki Co., Ltd.	200	3,821
Dunlop Sports Co., Ltd.	319	3,600
Fields Corp.	300	4,727
Mizuno Corp.	1,000	5,426
Round One Corp.	1,000	6,060

Total Leisure Time		37,310

Lodging - 0.4%
Resorttrust, Inc.	300	9,438

Machinery-Construction & Mining - 0.1%
Modec, Inc.	100	2,913

Machinery-Diversified - 2.1%
Aida Engineering Ltd.	700	5,342
Chugai Ro Co., Ltd.	1,000	2,547
CKD Corp.	200	1,727
Daifuku Co., Ltd.	500	3,644
Daihen Corp.	1,000	4,309
Denyo Co., Ltd.	100	1,443
ISEKI & Co., Ltd.	1,000	2,869
Miura Co., Ltd.	200	4,977
Obara Group, Inc.	100	3,020
OKUMA Corp.	1,000	7,540
SHIMA SEIKI MFG., Ltd.	100	1,737
Sintokogio, Ltd.	200	1,657
Torishima Pump Manufacturing Co., Ltd.	200	1,633
Toshiba Machine Co., Ltd.	1,000	4,882
Toyo Kanetsu K.K.	1,000	2,497
Tsubakimoto Chain Co.	1,000	5,899

Total Machinery-Diversified		55,723

Media - 0.7%
Gakken Holdings Co., Ltd.	1,000	2,758
Kadokawa Group Holdings, Inc.	100	3,196
TV Asahi Corp.	500	10,802
TV TOKYO Holdings Corp.	100	1,718

Total Media		18,474

Metal Fabricate/Hardware - 1.8%
Daiichi Jitsugyo Co., Ltd.	1,000	4,248
Furukawa-Sky Aluminum Corp.	1,000	2,718
Hanwa Co., Ltd.	2,000	7,591
Kitz Corp.	700	3,481
Nachi-Fujikoshi Corp.	1,000	4,500
Neturen Co., Ltd.	300	2,090
Nippon Steel Trading Co., Ltd.	1,000	2,597
Oiles Corp.	200	4,142
Onoken Co., Ltd.	200	1,860
Ryobi Ltd.	1,000	2,889
Shinsho Corp.	1,000	1,893
Sumikin Bussan Corp.	2,000	5,476
Tocalo Co., Ltd.	100	1,324
Toho Zinc Co., Ltd.	1,000	2,869

Total Metal Fabricate/Hardware		47,678

Mining - 1.1%
Furukawa Co., Ltd.	1,000	1,691
Mitsui Mining & Smelting Co., Ltd.	2,000	4,248
Nippon Coke & Engineering Co., Ltd.	3,000	3,141
Nippon Denko Co., Ltd.	1,000	2,748
Nittetsu Mining Co., Ltd.	1,000	3,846
OSAKA Titanium Technologies Co.	100	1,784
Pacific Metals Co., Ltd.	1,000	4,127
Sumitomo Light Metal Industries, Ltd.	7,000	6,413

Total Mining		27,998

Miscellaneous Manufacturing - 1.7%
Amano Corp.	700	7,364
Bando Chemical Industries Ltd.	1,000	3,624
GLORY Ltd.	400	9,366
JSP Corp.	212	3,154
Nippon Valqua Industries Ltd.	1,000	2,537
Nitta Corp.	100	1,975
OHARA, Inc.	200	1,379
Okamoto Industries, Inc.	1,000	3,060
Shin-Etsu Polymer Co., Ltd.	600	1,879
Tamron Co., Ltd.	200	4,178
Tokai Rubber Industries Ltd.	600	5,388

Total Miscellaneous Manufacturing		43,904

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    167

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2013

Investments	Shares	Value
Office Furnishings - 0.3%
ITOKI Corp.	300	$1,628
Okamura Corp.	1,000	6,745

Total Office Furnishings		8,373

Office/Business Equipment - 0.5%
Riso Kagaku Corp.	212	4,689
Sato Holdings Corp.	200	3,726
Toshiba TEC Corp.	1,000	5,386

Total Office/Business Equipment		13,801

Packaging & Containers - 1.0%
Achilles Corp.	1,000	1,288
FP Corp.	100	6,916
Fuji Seal International, Inc.	100	2,818
FUJIMORI KOGYO Co., Ltd.	100	2,955
Nihon Yamamura Glass Co., Ltd.	1,000	1,721
Rengo Co., Ltd.	2,000	9,604

Total Packaging & Containers		25,302

Pharmaceuticals - 3.8%
Fuji Pharma Co., Ltd.	100	1,915
Fuso Pharmaceutical Industries, Ltd.	1,000	3,161
Kaken Pharmaceutical Co., Ltd.	1,000	14,809
KOBAYASHI Pharmaceutical Co., Ltd.	200	10,530
KYORIN Holdings, Inc.	500	11,476
Mochida Pharmaceutical Co., Ltd.	1,000	12,694
Nichi-Iko Pharmaceutical Co., Ltd.	200	4,299
Sawai Pharmaceutical Co., Ltd.	100	11,929
Ship Healthcare Holdings, Inc.	106	3,895
Toho Holdings Co., Ltd.	200	3,302
Towa Pharmaceutical Co., Ltd.	100	4,067
Tsumura & Co.	500	14,718
Vital Ksk Holdings, Inc.	300	2,265

Total Pharmaceuticals		99,060

Real Estate - 1.6%
Airport Facilities Co., Ltd.	500	2,955
Arnest One Corp.	500	9,805
DAIBIRU Corp.	500	5,562
Daikyo, Inc.	1,000	2,990
Heiwa Real Estate Co., Ltd.	200	3,330
Jowa Holdings Co., Ltd.	200	4,703
NAC Co., Ltd.	100	1,660
Pressance Corp.	100	2,920
Relo Holdings, Inc.	106	5,229
Sanyo Housing Nagoya Co., Ltd.	200	2,394

Total Real Estate		41,548

Retail - 11.5%
Alpen Co., Ltd.	300	5,762
AOKI Holdings, Inc.	200	6,020
Aoyama Trading Co., Ltd.	500	13,263
Arcland Sakamoto Co., Ltd.	106	1,648
Arcs Co., Ltd.	400	7,808
ASKUL Corp.	300	5,533
AUTOBACS SEVEN Co., Ltd.	1,000	15,171
Belluna Co., Ltd.	300	3,189
Cawachi Ltd.	100	2,075
Chiyoda Co., Ltd.	300	7,668
Citizen Holdings Co., Ltd.	1,500	8,366
Create SD Holdings Co., Ltd.	100	3,221
DCM Holdings Co., Ltd.	1,200	9,411
Doutor Nichires Holdings Co., Ltd.	300	4,225
EDION Corp.	1,400	7,935
Fuji Co., Ltd.	100	1,812
Gulliver International Co., Ltd.	600	4,023
H2O Retailing Corp.	1,000	9,121
Heiwado Co., Ltd.	300	5,041
Honeys Co., Ltd.	230	2,515
Ichibanya Co., Ltd.	106	3,665
Izumi Co., Ltd.	400	10,788
Keiyo Co., Ltd.	500	2,426
Kohnan Shoji Co., Ltd.	400	4,538
Komeri Co., Ltd.	200	5,017
Konaka Co., Ltd.	300	3,283
K’s Holdings Corp.	400	12,684
Kyoto Kimono Yuzen Co., Ltd.	200	2,164
Maruetsu, Inc. (The)	1,000	3,080
Matsumotokiyoshi Holdings Co., Ltd.	300	8,656
Megane Top Co., Ltd.	200	2,787
MOS Food Services, Inc.	100	1,850
NAFCO Co., Ltd.	100	1,697
Nissen Holdings Co., Ltd.	700	2,213
Ohsho Food Service Corp.	200	5,718
Otsuka Kagu Ltd.	200	1,993
Pal Co., Ltd.	100	2,900
Parco Co., Ltd.	600	6,076
Plenus Co., Ltd.	500	8,210
Point, Inc.	190	9,114
RIGHT ON Co., Ltd.	300	2,715
Saizeriya Co., Ltd.	200	2,706
Senshukai Co., Ltd.	500	4,309
Seria Co., Ltd.	106	3,190
Shimachu Co., Ltd.	500	12,277
St. Marc Holdings Co., Ltd.	100	4,505
Studio Alice Co., Ltd.	100	1,417
Toridoll.Corp.	212	2,196
Tsuruha Holdings, Inc.	100	9,453
United Arrows Ltd.	200	8,346
Valor Co., Ltd.	300	5,569
Watami Co., Ltd.	200	3,548
Welcia Holdings Co., Ltd.	100	4,575
Xebio Co., Ltd.	200	4,091
Yellow Hat Ltd.	100	2,016
Zensho Holdings Co., Ltd.	600	6,837

Total Retail		300,416

Semiconductors - 0.8%
Axell Corp.	200	3,677
Lasertec Corp.	200	2,533
MegaChips Corp.	200	2,736
Mimasu Semiconductor Industry Co., Ltd.	300	2,516
Miraial Co., Ltd.	100	1,566
Shinko Electric Industries Co., Ltd.	700	8,188

Total Semiconductors		21,216

Shipbuilding - 0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	7,299

Software - 1.5%
Capcom Co., Ltd.	600	9,695
Fuji Soft, Inc.	100	2,099
IT Holdings Corp.	500	6,634
Nihon Unisys, Ltd.	500	3,745
SQUARE ENIX HOLDINGS Co., Ltd.	900	10,818
Systena Corp.	300	2,241

See Notes to Schedule of Investments.

168    WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2013

Investments	Shares	Value
Zenrin Co., Ltd.	400	$4,421

Total Software		39,653

Storage/Warehousing - 0.4%
Mitsui-Soko Co., Ltd.	1,000	4,953
Sumitomo Warehouse Co., Ltd. (The)	1,000	5,708

Total Storage/Warehousing		10,661

Telecommunications - 0.9%
ITC Networks Corp.	500	4,465
MTI Ltd.	200	1,387
NDS Co., Ltd.	1,000	2,789
Nisshinbo Holdings, Inc.	1,000	7,117
T-Gaia Corp.	900	8,489

Total Telecommunications		24,247

Textiles - 1.1%
Fujibo Holdings, Inc.	1,000	2,396
Japan Vilene Co., Ltd.	1,000	5,053
Kurabo Industries Ltd.	2,000	3,221
Nitto Boseki Co., Ltd.	1,000	3,111
Seiren Co., Ltd.	500	3,116
Toyobo Co., Ltd.	7,000	10,641

Total Textiles		27,538

Toys/Games/Hobbies - 0.1%
TOMY Co., Ltd.	700	3,270

Transportation - 3.4%
Fukuyama Transporting Co., Ltd.	1,000	5,788
Hitachi Transport System, Ltd.	600	9,857
Japan Transcity Corp.	1,000	3,111
Kawasaki Kisen Kaisha, Ltd.	3,000	6,101
Kintetsu World Express, Inc.	100	4,002
Maruzen Showa Unyu Co., Ltd.	1,000	3,483
Nankai Electric Railway Co., Ltd.	2,129	8,123
Nippon Konpo Unyu Soko Co., Ltd.	600	10,033
Nishi-Nippon Railroad Co., Ltd.	2,000	7,772
Sankyu, Inc.	2,000	7,530
Seino Holdings Corp.	1,000	8,758
Senko Co., Ltd.	1,000	5,124
Sotetsu Holdings, Inc.	2,000	7,208
Yusen Logistics Co., Ltd.	200	1,808

Total Transportation		88,698

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $2,497,247)(a)		2,593,779
Cash and Other Assets in Excess of Liabilities - 0.9%		22,805

NET ASSETS - 100.0%		$2,616,584

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend and Sector Funds    169

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2013, the Trust offered 50 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013

Notes to Schedule of Investments (unaudited)(continued)

CONSOLIDATION OF SUBSIDIARIES

The consolidated schedule of investments of the India Earnings Fund includes the investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as forward foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product

Notes to Schedule of Investments (unaudited)(continued)

and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, WTAM may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing each Fund’s assets:

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$329,505,019	$—	$—
Exchange-Traded Funds	1,019,763	—	—
Investment of Cash Collateral for Securities Loaned	—	3,952,882	—

Total	$330,524,782	$3,952,882	$—

Equity Income Fund
Common Stocks*	$705,396,362	$—	$—
Exchange-Traded Funds	628,726	—	—
Investment of Cash Collateral for Securities Loaned	—	17,205,936	—

Total	$706,025,088	$17,205,936	$—

LargeCap Dividend Fund
Common Stocks*	$1,637,452,952	$—	$—
Exchange-Traded Funds	662,402	—	—
Investment of Cash Collateral for Securities Loaned	—	4,117,421	—

Total	$1,638,115,354	$4,117,421	$—

Dividend ex-Financials Fund
Common Stocks*	$1,127,487,365	$—	$—
Exchange-Traded Funds	1,543,091	—	—
Investment of Cash Collateral for Securities Loaned	—	17,279,613	—

Total	$1,129,030,456	$17,279,613	$—

MidCap Dividend Fund
Common Stocks*	$641,910,477	$—	$—
Exchange-Traded Funds	1,098,798	—	—
Investment of Cash Collateral for Securities Loaned	—	57,790,119	—

Total	$643,009,275	$57,790,119	$—

SmallCap Dividend Fund
Common Stocks*	$698,011,428	$—	$—
Exchange-Traded Funds	1,795,099	—	—
Investment of Cash Collateral for Securities Loaned	—	60,156,311	—

Total	$699,806,527	$60,156,311	$—

U.S. Dividend Growth Fund
Common Stocks*	$24,164,085	$—	$—
Investment of Cash Collateral for Securities Loaned	—	48,461	—

Total	$24,164,085	$48,461	$—

Total Earnings Fund
Common Stocks*	$54,752,425	$—	$—
Investment of Cash Collateral for Securities Loaned	—	725,999	—

Total	$54,752,425	$725,999	$—

Earnings 500 Fund
Common Stocks*	$72,488,883	$—	$—
Exchange-Traded Funds	216,364	—	—
Investment of Cash Collateral for Securities Loaned	—	352,636	—

Total	$72,705,247	$352,636	$—

MidCap Earnings Fund
Common Stocks*	$233,337,234	$—	$—
Exchange-Traded Funds	364,513	—	—
Investment of Cash Collateral for Securities Loaned	—	15,535,500	—

Total	$233,701,747	$15,535,500	$—

Notes to Schedule of Investments (unaudited)(continued)

SmallCap Earnings Fund
Common Stocks*	$209,035,229	$—	$—
Exchange-Traded Funds	1,079,766	—	—
Investment of Cash Collateral for Securities Loaned	—	19,689,190	—

Total	$210,114,995	$19,689,190	$—

LargeCap Value Fund
Common Stocks*	$24,650,586	$—	$—
Exchange-Traded Funds	31,663	—	—
Investment of Cash Collateral for Securities Loaned	—	137,346	—

Total	$24,682,249	$137,346	$—

India Earnings Fund (consolidated)
Common Stocks:
Consumer Finance	$9,730,492	$—	$7,000,897
Other*	751,811,810	—	—
Foreign Corporate Bond	—	66,801	—

Total	$761,542,302	$66,801	$7,000,897

Unrealized Appreciation on Forward Foreign Currency Contracts	—	14,525	—

Total - Net	$761,542,302	$81,326	$7,000,897

DEFA Fund
Common Stocks*	$434,760,708	$—	$—
Exchange-Traded Funds	1,528,511	—	—
Rights:
France	—	9,266	—
Hong Kong	—	—	—	**
Spain	48,604	—	—
Investment of Cash Collateral for Securities Loaned	—	16,801,278	—

Total	$436,337,823	$16,810,544	$—

DEFA Equity Income Fund
Common Stocks:
Spain	$10,740,622	$11,066	$—
Other*	199,270,439	—	—
Exchange-Traded Funds	1,190,695	—	—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	8,953,329	—

Total	$211,201,756	$8,964,395	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,114	—

Total - Net	$211,201,756	$8,968,509	$—

Global Equity Income Fund
Common Stocks*	$96,880,085	$—	$—
Exchange-Traded Funds	738,164	—	—
Rights	10,912	—	—
Investment of Cash Collateral for Securities Loaned	—	4,647,136	—

Total	$97,629,161	$4,647,136	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,113	—

Total - Net	$97,629,161	$4,648,249	$—

Europe SmallCap Dividend Fund
Common Stocks:
Spain	$1,879,714	$13,530	$14,523
Other*	54,899,904	—	—
Rights	3	—	—
Investment of Cash Collateral for Securities Loaned	—	3,623,462	—

Total	$56,779,621	$3,636,992	$14,523

Japan Hedged Equity Fund
Common Stocks*	$9,875,838,407	$—	$—
Investment of Cash Collateral for Securities Loaned	—	839,797,883	—

Total	$9,875,838,407	$839,797,883	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	35,942,282	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(183,508,881)	—

Total - Net	$9,875,838,407	$692,231,284	$—

Notes to Schedule of Investments (unaudited)(continued)

Global ex-U.S. Growth Fund
Common Stocks*	$74,407,434	$—	$—
Exchange-Traded Funds & Notes	1,558,093	—	—
Investment of Cash Collateral for Securities Loaned	—	396,038	—

Total	$75,965,527	$396,038	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,204)	—

Total - Net	$75,965,527	$394,834	$—

Japan SmallCap Dividend Fund
Common Stocks*	$230,309,111	$—	$—
Investment of Cash Collateral for Securities Loaned	—	13,348,902	—

Total	$230,309,111	$13,348,902	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1)	—

Total - Net	$230,309,111	$13,348,901	$—

Asia Pacific ex-Japan Fund
Common Stocks*	$68,035,363	$—	$—
Exchange-Traded Funds & Notes	1,869,258	—	—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	946,065	—

Total	$69,904,621	$946,065	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,632	—

Total - Net	$69,904,621	$947,697	$—

Australia Dividend Fund
Common Stocks*	$62,213,177	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,937,266	—

Total	$62,213,177	$3,937,266	$—

International LargeCap Dividend Fund
Common Stocks*	$208,097,261	$—	$—
Rights	8	—	—
Investment of Cash Collateral for Securities Loaned	—	7,853,072	—

Total	$208,097,269	$7,853,072	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,989)	—

Total - Net	$208,097,269	$7,850,083	$—

International Dividend ex-Financials Fund
Common Stocks*	$320,575,653	$—	$—
Exchange-Traded Funds	943,350	—	—
Investment of Cash Collateral for Securities Loaned	—	8,848,333	—

Total	$321,519,003	$8,848,333	$—

International MidCap Dividend Fund
Common Stocks*	$114,569,785	$—	$—
Exchange-Traded Funds	21,159	—	—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	11,543,820	—

Total	$114,590,944	$11,543,820	$—

International SmallCap Dividend Fund
Common Stocks:
Spain	$4,904,518	$80,966	$27,202
Other*	547,410,716	—	—
Exchange-Traded Funds	1,067	—	—
Rights:
France	—	151,619	—
Spain	1	—	—
Investment of Cash Collateral for Securities Loaned	—	45,822,367	—

Total	$552,316,302	$46,054,952	$27,202

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,774	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(13)	—

Total - Net	$552,316,302	$46,056,713	$27,202

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Equity Income Fund
Common Stocks*	$4,786,427,041	$—	$—
Investment of Cash Collateral for Securities Loaned	—	263,660,669	—

Total	$4,786,427,041	$263,660,669	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	640	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,099)	—

Total - Net	$4,786,427,041	$263,655,210	$—

Emerging Markets SmallCap Dividend Fund
Common Stocks*	$1,486,417,542	$—	$—
Exchange-Traded Funds & Notes	12,315,010	—	—
Rights	183	—	—
Investment of Cash Collateral for Securities Loaned	—	52,724,463	—

Total	$1,498,732,735	$52,724,463	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	51,804	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(63,449)	—

Total - Net	$1,498,732,735	$52,712,818	$—

Middle East Dividend Fund
Common Stocks:
Kuwait	$3,331,846	$51	$—
Other*	15,394,017	—	—

Total	$18,725,863	$51	$—

Europe Hedged Equity Fund
Common Stocks*	$328,825,317	$—	$—
Investment of Cash Collateral for Securities Loaned	—	11,890,032	—

Total	$328,825,317	$11,890,032	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,059,285	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,453,892)	—

Total - Net	$328,825,317	$11,495,425	$—

Commodity Country Equity Fund
Common Stocks*	$20,846,059	$—	$—
Exchange-Traded Funds	117,862	—	—
Investment of Cash Collateral for Securities Loaned	—	1,542,542	—

Total	$20,963,921	$1,542,542	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	97	—

Total - Net	$20,963,921	$1,542,639	$—

Global Natural Resources Fund
Common Stocks*	$21,321,368	$—	$—
Exchange-Traded Funds & Notes	178,524	—	—
Investment of Cash Collateral for Securities Loaned	—	2,551,764	—

Total	$21,499,892	$2,551,764	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	40	—

Total - Net	$21,499,892	$2,551,804	$—

Global ex-U.S. Utilities Fund
Common Stocks*	$35,249,680	$—	$—
Exchange-Traded Funds & Notes	369,838	—	—
Investment of Cash Collateral for Securities Loaned	—	2,313,753	—

Total	$35,619,518	$2,313,753	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	87	—

Total - Net	$35,619,518	$2,313,840	$—

Global ex-U.S. Real Estate Fund
Common Stocks*	$106,738,526	$—	$—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	4,812,887	—

Total	$106,738,526	$4,812,887	$—

Notes to Schedule of Investments (unaudited)(continued)

China Dividend ex-Financials Fund
Common Stocks*	$24,817,416	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,458,083	—

Total	$24,817,416	$1,458,083	$—

United Kingdom Hedged Equity Fund
Common Stocks*	$2,489,020	$—	$—

Total	$2,489,020	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,294	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(360)	—

Total - Net	$2,489,020	$5,934	$—

Japan Hedged SmallCap Equity Fund
Common Stocks*	$2,593,779	$—	$—

Total	$2,593,779	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	20,644	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(570)	—

Total - Net	$2,593,779	$20,074	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry and/or by country.
**	Includes Level 3 securities valued at $0.

No transfers between Level 1 and Level 2 fair value measurements occurred during the period ended June 30, 2013.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts during the period ended June 30, 2013 which are detailed in the tables herein. All of the derivatives instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at June 30, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund as reflected in each respective derivative footnote. At June 30, 2013, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

Notes to Schedule of Investments (unaudited)(continued)

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund, Europe Hedged Equity Fund, United Kingdom Hedged Equity Fund and Japan Hedged SmallCap Equity Fund do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades. Risks may arise upon entering into Forward Contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at June 30, 2013:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
India Earnings Fund	7/2/2013	INR	310,000,000	USD	5,231,185	$14,525

DEFA Equity Income Fund	7/2/2013	AUD	325,775	USD	302,234	$4,035
	7/2/2013	EUR	44,400	USD	57,792	79

						$4,114

Global Equity Income Fund	7/2/2013	CAD	1,264	HKD	9,324	$4
	7/2/2013	AUD	91,577	USD	84,934	1,109

						$1,113

Japan Hedged Equity Fund	7/3/2013	JPY	17,932,381,944	USD	180,524,488	$182
	7/3/2013	JPY	111,540,211,650	USD	1,104,747,927	(18,124,037)
	7/3/2013	JPY	121,984,789,773	USD	1,207,172,586	(20,844,633)
	7/3/2013	JPY	100,110,295,969	USD	991,539,561	(16,267,786)
	7/3/2013	JPY	135,779,515,595	USD	1,347,153,987	(19,734,323)
	7/3/2013	JPY	105,036,983,762	USD	1,040,588,308	(16,815,857)
	7/3/2013	JPY	99,223,492,166	USD	982,222,149	(16,657,770)
	7/3/2013	JPY	104,544,314,983	USD	1,035,393,619	(17,050,863)
	7/3/2013	JPY	104,544,314,983	USD	1,035,092,228	(17,352,255)
	7/3/2013	JPY	15,571,532,226	USD	154,226,725	(2,531,422)
	7/3/2013	JPY	102,573,639,869	USD	1,016,896,517	(15,709,238)
	7/3/2013	JPY	476,198,170	USD	4,783,310	(10,562)
	7/3/2013	JPY	913,583,452	USD	9,547,783	350,766
	7/3/2013	JPY	4,512,974,803	USD	47,899,132	2,467,150
	7/3/2013	JPY	14,664,054,749	USD	155,040,978	7,418,379
	7/3/2013	JPY	3,353,077,019	USD	35,078,064	1,322,738
	7/3/2013	JPY	47,940,671,267	USD	488,790,513	6,173,214
	7/3/2013	JPY	16,105,724,431	USD	164,793,104	2,657,259
	7/3/2013	JPY	2,074,131,991	USD	21,287,558	407,334
	7/3/2013	JPY	23,664,433,781	USD	240,211,722	1,982,577
	7/3/2013	USD	148,463,332	JPY	14,989,629,959	2,436,824
	7/3/2013	USD	16,412,272	JPY	1,643,419,898	131,987
	7/3/2013	USD	11,896,547	JPY	1,180,709,668	(10,378)
	7/3/2013	USD	35,692,192	JPY	3,510,826,786	(348,804)
	7/3/2013	USD	88,142,197	JPY	8,582,828,833	(1,739,117)
	7/3/2013	USD	510,169,783	JPY	49,726,146,712	(9,578,156)
	7/3/2013	USD	1,130,665,510	JPY	111,949,679,658	(3,671,444)
	7/3/2013	USD	927,502,546	JPY	92,026,431,584	(1,075,220)
	7/3/2013	USD	34,755,602	JPY	3,450,171,204	(22,832)
	7/3/2013	USD	86,831,973	JPY	8,625,427,997	(48)
	7/3/2013	USD	945,529,445	JPY	93,923,883,781	(525)
	7/3/2013	USD	52,096,562	JPY	5,175,256,798	2,593
	7/3/2013	USD	993,485,432	JPY	98,762,386,891	752,553
	7/3/2013	USD	1,031,483,552	JPY	102,462,418,670	2,543
	7/3/2013	USD	217,079,277	JPY	21,563,569,994	535
	7/3/2013	USD	1,130,868,520	JPY	112,329,170,098	(54,134)
	7/3/2013	USD	217,080,588	JPY	21,563,569,994	(776)
	7/3/2013	USD	918,955,761	JPY	91,077,705,485	(2,079,232)
	7/3/2013	USD	52,107,105	JPY	5,175,256,798	(7,950)
	7/3/2013	USD	104,198,578	JPY	10,350,513,597	(268)
	7/3/2013	USD	544,396,837	JPY	54,077,387,631	(1,398)
	7/3/2013	USD	60,779,322	JPY	6,037,799,598	3,026
	7/3/2013	USD	965,843,524	JPY	95,821,335,979	(1,213,009)
	7/3/2013	USD	43,431,333	JPY	4,312,713,998	(15,371)
	7/3/2013	USD	971,212,295	JPY	96,295,699,028	(1,806,382)
	8/5/2013	JPY	111,949,679,658	USD	1,130,804,845	3,667,371
	8/5/2013	JPY	92,026,431,584	USD	927,611,929	1,066,718
	8/5/2013	JPY	93,923,883,781	USD	945,637,970	(11,267)
	8/5/2013	JPY	98,762,386,891	USD	993,603,374	(761,127)
	8/5/2013	JPY	102,462,418,670	USD	1,031,609,213	(8,137)
	8/5/2013	JPY	112,329,170,098	USD	1,130,993,769	35,489
	8/5/2013	JPY	95,821,335,979	USD	965,955,493	1,202,231
	8/5/2013	JPY	91,077,705,485	USD	919,065,185	2,071,985
	8/5/2013	JPY	3,355,174,106	USD	33,780,468	(266)
	8/5/2013	JPY	54,077,387,631	USD	544,460,418	(4,294)
	8/5/2013	JPY	96,295,699,028	USD	971,318,096	1,788,828

						$(147,566,599)

Global ex-U.S. Growth Fund	7/1/2013	BRL	520,299	USD	234,327	$(1,204)

Japan SmallCap Dividend Fund	7/1/2013	USD	9,625	JPY	955,952	$(1)

Asia Pacific ex-Japan Fund	7/2/2013	AUD	137,000	USD	127,035	$1,632

International LargeCap Dividend Fund	7/2/2013	AUD	258,844	EUR	181,958	$(415)
	7/3/2013	HKD	1,205,648	EUR	119,461	(159)
	7/3/2013	USD	62,232	CHF	58,815	(70)
	7/3/2013	USD	60,832	DKK	348,690	(65)
	7/3/2013	USD	208,193	EUR	160,000	(217)
	7/3/2013	USD	547,908	GBP	360,255	(1,509)
	7/3/2013	USD	94,048	NOK	570,881	(554)

						$(2,989)

Notes to Schedule of Investments (unaudited)(continued)

International SmallCap Dividend Fund	7/1/2013	EUR	50,723	USD	65,959	$27
	7/1/2013	GBP	98,069	USD	150,356	1,615
	7/2/2013	AUD	40,132	USD	36,726	(9)
	7/2/2013	GBP	29,334	USD	44,598	107
	7/2/2013	ILS	20,000	USD	5,490	(4)
	7/2/2013	SGD	30,326	USD	23,935	25

						$1,761

Emerging Markets Equity Income Fund	7/1/2013	KRW	286,809,140	USD	248,255	$(2,881)
	7/1/2013	TWD	25,424,073	USD	846,679	(1,610)
	7/2/2013	KRW	171,676,827	USD	149,284	(1,039)
	7/3/2013	KRW	198,391,146	USD	173,723	8
	7/3/2013	THB	4,071,538	USD	130,707	(569)
	7/3/2013	USD	230,893	THB	7,180,781	632

						$(5,459)

Emerging Markets SmallCap Dividend Fund	7/1/2013	BRL	232,020	USD	104,467	$(565)
	7/1/2013	IDR	5,049,691,794	USD	503,609	(5,175)
	7/1/2013	IDR	1,519,750,054	USD	151,520	(1,603)
	7/1/2013	TWD	4,970,980	USD	165,545	(315)
	7/1/2013	USD	1,877,147	BRL	4,123,436	(10,537)
	7/1/2013	USD	2,997,714	BRL	6,582,980	(17,709)
	7/1/2013	USD	110,370	KRW	126,042,203	(5)
	7/1/2013	USD	3,638,650	MYR	11,581,822	27,064
	7/1/2013	USD	2,283,231	MYR	7,267,524	16,982
	7/1/2013	USD	82,733	TWD	2,481,567	66
	7/2/2013	IDR	1,240,072,679	USD	123,883	(1,061)
	7/2/2013	KRW	111,009,686	USD	96,530	(672)
	7/2/2013	THB	9,387,058	USD	301,350	(1,312)
	7/2/2013	TWD	1,900,112	USD	63,348	(51)
	7/2/2013	TWD	1,150,780	USD	38,366	(31)
	7/2/2013	USD	2,307,034	BRL	5,043,176	(24,072)
	7/2/2013	USD	1,022	MYR	3,238	3
	7/2/2013	USD	2,776,546	MYR	8,796,098	7,470
	7/2/2013	ZAR	900,000	USD	90,874	214
	7/3/2013	KRW	128,664,205	USD	112,666	5
	7/3/2013	THB	2,445,224	USD	78,498	(341)

						$(11,645)

Europe Hedged Equity Fund	7/2/2013	EUR	110,000	USD	143,055	$72
	7/3/2013	EUR	50,854,547	USD	65,917,054	(186,435)
	7/3/2013	EUR	50,854,547	USD	65,916,392	(187,096)
	7/3/2013	EUR	50,854,547	USD	65,916,647	(186,842)
	7/3/2013	EUR	50,854,549	USD	65,916,649	(186,842)
	7/3/2013	EUR	50,854,547	USD	65,917,155	(186,333)
	7/3/2013	EUR	3,930,426	USD	5,217,967	108,987
	7/3/2013	EUR	7,813,477	USD	10,421,389	265,009
	7/3/2013	EUR	38,678,491	USD	50,961,078	684,685
	7/3/2013	USD	49,110,799	EUR	37,383,544	(517,648)
	7/3/2013	USD	69,493,153	EUR	53,462,317	56
	7/3/2013	USD	69,492,993	EUR	53,462,317	216
	7/3/2013	USD	69,493,209	EUR	53,462,319	2
	7/3/2013	USD	69,492,993	EUR	53,462,317	216
	7/3/2013	USD	69,493,260	EUR	53,462,317	(51)
	8/5/2013	EUR	51,100,859	USD	66,432,650	42
	8/5/2013	EUR	51,100,859	USD	66,432,139	(470)
	8/5/2013	EUR	51,100,863	USD	66,431,888	(725)
	8/5/2013	EUR	51,100,859	USD	66,431,883	(725)
	8/5/2013	EUR	51,100,859	USD	66,431,883	(725)

						$(394,607)

Commodity Country Equity Fund	7/1/2013	AUD	8,335	USD	7,726	$97

Global Natural Resources Fund	7/1/2013	USD	13,712	PLN	45,805	$38
	7/2/2013	NOK	7,539	USD	1,236	2
	7/2/2013	SGD	1,793	USD	1,413	—
	7/3/2013	HKD	50,232	USD	6,476	—

						$40

Global ex-U.S. Utilities Fund	7/2/2013	CAD	14,450	USD	13,784	$87

United Kingdom Hedged Equity Fund	7/2/2013	USD	142,374	GBP	93,633	$(360)
	8/5/2013	GBP	542,699	USD	825,000	2,078
	8/5/2013	GBP	559,144	USD	850,000	2,140
	8/5/2013	GBP	542,700	USD	825,000	2,076

						$5,934

Japan Hedged SmallCap Equity Fund	7/3/2013	USD	64,690	JPY	6,369,382	$(570)
	8/5/2013	JPY	81,264,150	USD	825,000	6,812
	8/5/2013	JPY	83,726,530	USD	850,000	7,020
	8/5/2013	JPY	81,264,232	USD	825,000	6,812

						$20,074

Currency Legend:

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

DKK - Danish krone

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

IDR - Indonesian rupiah

ILS - Israeli new shekel

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MYR - Malaysian ringgit

NOK - Norwegian krone

PLN - Polish zloty

SGD - Singapore dollar

THB - Thai baht

TWD - New Taiwan dollar

USD - U.S. dollar

ZAR - South African rand

Notes to Schedule of Investments (unaudited)(continued)

During the three months ended June 30, 2013, the volume of derivative activity was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
India Earnings Fund (consolidated)
Forward exchange contracts	$—	$1,307,796
DEFA Fund
Forward exchange contracts	$24,981	$34,589
DEFA Equity Income Fund
Forward exchange contracts	$137,089	$164,171
Global Equity Income Fund
Forward exchange contracts	$—	$78,711
Japan Hedged Equity Fund
Forward exchange contracts	$4,124,653,169	$12,232,487,046
Global ex-U.S. Growth Fund
Forward exchange contracts	$—	$58,582
Japan SmallCap Dividend Fund
Forward exchange contracts	$2,406	$54,085
Asia-Pacific ex-Japan Fund
Forward exchange contracts	$—	$31,759
International LargeCap Dividend Fund
Forward exchange contracts	$267,751	$25,642
International Dividend ex-Financials Fund
Forward exchange contracts	$—	$174,180
International MidCap Dividend Fund
Forward exchange contracts	$—	$34,093
International SmallCap Dividend Fund
Forward exchange contracts	$402,680	$688,767
Emerging Markets Equity Income Fund
Forward exchange contracts	$572,678	$577,543
Emerging Markets SmallCap Dividend Fund
Forward exchange contracts	$5,276,975	$1,583,998
Middle East Dividend Fund
Forward exchange contracts	$—	$26,124
Europe Hedged Equity Fund
Forward exchange contracts	$140,071,804	$402,151,412
Commodity Country Equity Fund
Forward exchange contracts	$—	$5,088
Global Natural Resources Fund
Forward exchange contracts	$27,861	$3,306
Global ex-U.S. Utilities Fund
Forward exchange contracts	$90,603	$77,486
Global ex-U.S. Real Estate Fund
Forward exchange contracts	$—	$109,976
United Kingdom Hedged Equity Fund*
Forward exchange contracts	$142,374	$2,500,000
Japan Hedged SmallCap Equity Fund*
Forward exchange contracts	$64,690	$2,500,000

*	Commencement of operations was on June 28, 2013.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the

Notes to Schedule of Investments (unaudited)(continued)

borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Dividend Fund	$267,083,952	$72,313,075	$(4,919,363)	$67,393,712
Equity Income Fund	629,700,590	99,003,026	(5,472,592)	93,530,434
LargeCap Dividend Fund	1,465,812,443	201,196,017	(24,775,685)	176,420,332
Dividend ex-Financials Fund	1,007,657,156	154,405,316	(15,752,403)	138,652,913
MidCap Dividend Fund	612,746,727	98,599,336	(10,546,669)	88,052,667
SmallCap Dividend Fund	666,730,007	100,953,303	(7,720,472)	93,232,831
U.S. Dividend Growth Fund	24,561,570	107,520	(456,544)	(349,024)
Total Earnings Fund	43,987,883	12,524,859	(1,034,318)	11,490,541
Earnings 500 Fund	59,933,998	14,725,260	(1,601,375)	13,123,885
MidCap Earnings Fund	206,906,548	45,575,444	(3,244,745)	42,330,699
SmallCap Earnings Fund	190,973,678	43,064,712	(4,234,205)	38,830,507
LargeCap Value Fund	21,785,615	3,265,351	(231,371)	3,033,980
India Earnings Fund (consolidated)	761,268,189	122,803,586	(115,461,775)	7,341,811
DEFA Fund	432,556,343	52,296,786	(31,704,762)	20,592,024
DEFA Equity Income Fund	213,640,422	19,468,314	(12,942,585)	6,525,729
Global Equity Income Fund	92,788,176	12,232,022	(2,743,901)	9,488,121
Europe SmallCap Dividend Fund	58,024,646	4,287,461	(1,880,971)	2,406,490
Japan Hedged Equity Fund	10,576,675,497	404,680,037	(265,719,244)	138,960,793
Global ex-U.S. Growth Fund	73,576,689	3,904,172	(1,119,296)	2,784,876
Japan SmallCap Dividend Fund	238,574,797	15,734,072	(10,650,856)	5,083,216
Asia Pacific ex-Japan Fund	65,857,321	7,528,770	(2,535,405)	4,993,365
Australia Dividend Fund	64,056,777	6,491,215	(4,397,549)	2,093,666
International LargeCap Dividend Fund	200,900,077	24,472,587	(9,422,323)	15,050,264
International Dividend ex-Financials Fund	324,423,740	24,326,915	(18,383,319)	5,943,596
International MidCap Dividend Fund	115,857,032	16,030,597	(5,752,865)	10,277,732
International SmallCap Dividend Fund	556,468,132	65,896,604	(23,966,280)	41,930,324
Emerging Markets Equity Income Fund	5,181,549,345	272,551,553	(404,013,188)	(131,461,635)
Emerging Markets SmallCap Dividend Fund	1,429,890,011	179,556,916	(57,989,729)	121,567,187
Middle East Dividend Fund	16,387,349	3,355,476	(1,016,911)	2,338,565
Europe Hedged Equity Fund	342,978,607	4,324,362	(6,587,620)	(2,263,258)
Commodity Country Equity Fund	23,954,175	1,199,439	(2,647,151)	(1,447,712)
Global Natural Resources Fund	28,605,295	399,020	(4,952,659)	(4,553,639)
Global ex-U.S. Utilities Fund	40,956,502	2,281,660	(5,304,891)	(3,023,231)
Global ex-U.S. Real Estate Fund	102,960,205	11,511,407	(2,920,199)	8,591,208
China Dividend ex-Financials Fund	29,413,116	917,190	(4,054,807)	(3,137,617)
United Kingdom Hedged Equity Fund	2,496,483	9,022	(16,485)	(7,463)
Japan Hedged SmallCap Equity Fund	2,497,247	99,148	(2,616)	96,532

Notes to Schedule of Investments (unaudited)(continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended June 30, 2013 are as follows:

Fund	Value at 3/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 6/30/2013	Dividend Income
Total Dividend Fund
Total Earnings Fund	$555,273	$962,486	$524,563	$1,019,763	$4,629

Equity Income Fund
Total Dividend Fund	$1,724,461	$1,783,395	$2,881,809	$628,726	$7,688

LargeCap Dividend Fund
Total Dividend Fund	$1,000,359	$4,233,227	$4,607,565	$662,402	$12,074

Dividend ex-Financials Fund
LargeCap Dividend Fund	$949,055	$1,753,539	$1,942,217	$767,123	$5,565
MidCap Dividend Fund	953,240	1,756,494	1,935,224	775,968	5,311

	$1,902,295	$3,510,033	$3,877,441	$1,543,091	$10,876

MidCap Dividend Fund
LargeCap Dividend Fund	$1,280,250	$2,237,693	$2,418,631	$1,098,798	$7,516

SmallCap Dividend Fund
MidCap Dividend Fund	$2,167,320	$1,685,279	$2,059,255	$1,795,099	$7,304

Earnings 500 Fund
Equity Income Fund	$168,569	$341,411	$288,241	$216,364	$1,910

MidCap Earnings Fund
MidCap Dividend Fund	$824,711	$367,293	$809,986	$364,513	$4,204

SmallCap Earnings Fund
MidCap Earnings Fund	$1,178,467	$114,348	$235,030	$1,079,766	$4,496

LargeCap Value Fund
Earnings 500 Fund	$41,523	$60,904	$79,084	$22,163	$229
MidCap Earnings Fund	17,708	26,612	34,087	9,500	93

Total	$59,231	$87,516	$113,171	$31,663	$322

DEFA Fund
International Dividend ex-Financials Fund	$—	$4,852,011	$3,040,761	$1,528,511	$76,354

DEFA Equity Income Fund
International LargeCap Dividend Fund	$465,814	$3,587,735	$2,771,195	$1,190,695	$19,953

Global Equity Income Fund
DEFA Equity Income Fund	$126,313	$991,645	$529,741	$553,698	$11,582
Equity Income Fund	42,590	322,633	177,949	184,466	623

	$168,903	$1,314,278	$707,690	$738,164	$12,205

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$—	$359,772	$326,422	$—	$7,082

Global ex-U.S. Growth Fund
DEFA Fund	$4,038	$782,167	$503,527	$243,584	$6,293
Emerging Markets Equity Income Fund	2,588	519,303	311,759	161,474	4,068

Total	$6,626	$1,301,470	$815,286	$405,058	$10,361

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$—	$307,362	$287,036	$—	$1,357

Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$—	$311,520	$32,782	$268,903	$5,182

Notes to Schedule of Investments (unaudited)(concluded)

International LargeCap Dividend Fund
International MidCap Dividend Fund	$675	$1,937,877	$1,814,675	$—	$36,990

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$27,106	$3,656,079	$2,487,833	$943,350	$24,663

International MidCap Dividend Fund
Australia Dividend Fund	$187,198	$525,385	$647,662	$10,395	$54
Japan Hedged Equity Fund	193,619	523,003	674,734	10,764	58

Total	$380,817	$1,048,388	$1,322,396	$21,159	$112

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$400,395	$1,602,216	$1,969,204	$594	$798
Japan SmallCap Dividend Fund	327,930	1,336,461	1,581,947	473	360

Total	$728,325	$2,938,677	$3,551,151	$1,067	$1,158

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$15,582	$14,143,413	$13,119,199	$169,770	$3,282

Commodity Country Equity Fund
Global Natural Resources Fund	$3,702	$124,733	$—	$117,862	$799

Global Natural Resources Fund
Global Equity Income Fund	$26,991	$29,160	$26,299	$27,972	$411

Global ex-U.S. Utilities Fund
Global ex-U.S. Real Estate Fund	$1,383	$235,786	$200,935	$26,133	$4,562

Global ex-U.S. Real Estate Fund
Global Natural Resources Fund	$—	$1,245,289	$1,174,536	$—	$4,555

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date August 28, 2013

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date August 28, 2013

* Print the name and title of each signing officer under his or her signature.